UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$2,888,249,305
Receivable for investments sold	2,899,497
Receivable for fund shares sold	850,038
Receivable from Adviser	267,654
TOTAL ASSETS	2,892,266,494
LIABILITIES
Payable for fund shares repurchased	3,743,379
Advisory fee payable	46,495
Custodian fees payable	11,725
Administration fees payable	110,577
Distribution fees payable	72,367
Trustees’ fees and expenses payable	34
Transfer agent fees payable	22,654
Sub-transfer agent fee payable	93,542
Registration and filing fees payable	5,599
Professional fees payable	13,071
Printing and postage fees payable	26,631
Accrued expenses and other liabilities	891
TOTAL LIABILITIES	4,146,965
NET ASSETS	$ 2,888,119,529
NET ASSETS CONSIST OF:
Paid-in Capital	$1,937,329,719
Total distributable earnings (loss)	950,789,810
NET ASSETS	$ 2,888,119,529
Administrative Shares
Net Assets	$ 255,532,000
Shares Outstanding	774,321
Net asset value, offering and redemption price per share	$ 330.01
Service Shares
Net Assets	$ 27,802,298
Shares Outstanding	84,368
Net asset value, offering and redemption price per share	$ 329.54
Class R Shares
Net Assets	$ 37,953,038
Shares Outstanding	115,336
Net asset value, offering and redemption price per share	$ 329.06
Class A Shares
Net Assets	$ 82,980,078
Shares Outstanding	251,802
Net asset value, offering and redemption price per share	$ 329.55(a)
Maximum sales charge	5.25%
Maximum offering price per share	$ 347.81
Class I Shares
Net Assets	$ 28,805,592
Shares Outstanding	87,279
Net asset value, offering and redemption price per share	$ 330.04
Class K Shares
Net Assets	$2,455,046,523
Shares Outstanding	7,431,013
Net asset value, offering and redemption price per share	$ 330.38
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$1,964,953,824
Shares of affiliated State Street Equity 500 Index II Portfolio	7,274,637
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) will not agree to net asset value shown
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ —
EXPENSES
Advisory fee	250,676
Administration fees	626,689
Sub-transfer agent fee
Class A Shares	76,238
Class I Shares	25,327
Distribution fees
Administrative Shares	184,015
Service Shares	31,568
Class R Shares	111,844
Class A Shares	95,298
Custodian fees	23,668
Trustees’ fees and expenses	10,534
Transfer agent fees	88,301
Registration and filing fees	241,043
Professional fees	14,695
Printing and postage fees	8,923
Insurance expense	2,603
Miscellaneous expenses	3,266
TOTAL EXPENSES	1,794,688
Expenses waived/reimbursed by the Adviser	(1,019,722)
NET EXPENSES	774,966
NET INVESTMENT INCOME (LOSS)	$ (774,966)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(1,899,203)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	358,420,191
NET REALIZED AND UNREALIZED GAIN (LOSS)	356,520,988
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$355,746,022
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (774,966)	$ 31,009,130
Net realized gain (loss)	(1,899,203)	38,274,720
Net change in unrealized appreciation/depreciation	358,420,191	244,514,455
Net increase (decrease) in net assets resulting from operations	355,746,022	313,798,305
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	—	(4,135,400)
Service Shares	—	(364,662)
Class R Shares	—	(442,751)
Class A Shares	—	(943,934)
Class I Shares	—	(348,143)
Class K Shares	—	(32,584,762)
Total distributions to shareholders	—	(38,819,652)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from shares sold	12,186,972	17,299,834
Reinvestment of distributions	—	4,135,400
Cost of shares redeemed	(37,759,954)	(51,497,088)
Net increase (decrease) from capital share transactions	(25,572,982)	(30,061,854)
Service Shares
Proceeds from shares sold	3,004,824	3,437,867
Reinvestment of distributions	—	364,662
Cost of shares redeemed	(1,781,630)	(4,673,129)
Net increase (decrease) from capital share transactions	1,223,194	(870,600)
Class R Shares
Proceeds from shares sold	1,829,472	5,102,099
Reinvestment of distributions	—	442,751
Cost of shares redeemed	(4,892,152)	(11,825,080)
Net increase (decrease) from capital share transactions	(3,062,680)	(6,280,230)
Class A Shares
Proceeds from shares sold	10,324,021	19,813,744
Reinvestment of distributions	—	941,800
Cost of shares redeemed	(5,486,513)	(17,563,046)
Net increase (decrease) from capital share transactions	4,837,508	3,192,498
Class I Shares
Proceeds from shares sold	5,794,514	8,350,218
Reinvestment of distributions	—	348,143
Cost of shares redeemed	(1,988,552)	(4,712,625)
Net increase (decrease) from capital share transactions	3,805,962	3,985,736
Class K Shares
Proceeds from shares sold	655,957,924	936,654,587
Reinvestment of distributions	—	32,584,653
Cost of shares redeemed	(278,012,987)	(238,194,915)
Net increase (decrease) from capital share transactions	377,944,937	731,044,325
Net increase (decrease) in net assets from beneficial interest transactions	359,175,939	701,009,875
Net increase (decrease) in net assets during the period	714,921,961	975,988,528
Net assets at beginning of period	2,173,197,568	1,197,209,040
NET ASSETS AT END OF PERIOD	$ 2,888,119,529	$2,173,197,568
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	40,911	73,251
Reinvestment of distributions	—	14,531
Shares redeemed	(124,789)	(208,496)
Net increase (decrease) from share transactions	(83,878)	(120,714)
Service Shares
Shares sold	9,882	14,470
Reinvestment of distributions	—	1,282
Shares redeemed	(5,757)	(18,420)
Net increase (decrease) from share transactions	4,125	(2,668)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)
Class R Shares
Shares sold	5,952	21,042
Reinvestment of distributions	—	1,557
Shares redeemed	(15,631)	(48,388)
Net increase (decrease) from share transactions	(9,679)	(25,789)
Class A Shares
Shares sold	34,803	78,581
Reinvestment of distributions	—	3,309
Shares redeemed	(17,678)	(72,342)
Net increase (decrease) from share transactions	17,125	9,548
Class I Shares
Shares sold	19,225	34,372
Reinvestment of distributions	—	1,223
Shares redeemed	(6,398)	(19,742)
Net increase (decrease) from share transactions	12,827	15,853
Class K Shares
Shares sold	2,155,533	3,698,640
Reinvestment of distributions	—	114,453
Shares redeemed	(925,531)	(961,943)
Net increase (decrease) from share transactions	1,230,002	2,851,150
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The historical activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 286.86	$ 247.00	$ 196.40	$ 216.20	$ 188.30	$ 171.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.26)	3.58	3.90	3.40	3.80	2.60
Net realized and unrealized gain (loss)	43.41	41.19	57.30	(13.30)	36.60	17.60
Total from investment operations	43.15	44.77	61.20	(9.90)	40.40	20.20
Distributions to shareholders from:
Net investment income	—	(4.11)	(4.40)	(3.90)	(4.60)	(2.80)
Net realized gains	—	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	—	(4.91)	(10.60)	(9.90)	(12.50)	(3.60)
Net asset value, end of period	$ 330.01	$ 286.86	$ 247.00	$ 196.40	$ 216.20	$ 188.30
Total return (c)	15.04%	18.14%	31.14%	(4.56)%	21.43%	11.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$255,532	$246,181	$241,794	$213,270	$274,650	$277,141
Ratios to Average Net Assets:
Total expenses	0.25%(d)(e)	0.26%(e)	0.27%(e)	0.27%(e)	0.26%(e)	0.27%(e)
Net expenses	0.17%(d)(e)	0.17%(e)	0.17%(e)	0.17%(e)	0.18%(e)	0.18%(e)
Net investment income (loss)	(0.17)%(d)	1.45%	1.68%	1.51%	1.83%	1.48%
Portfolio turnover rate	7%(f)(g)	6%(f)	21%(f)	8%(f)	30%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$286.59	$246.70	$196.20	$216.00	$188.10	$ 171.50
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.41)	3.33	3.10	3.20	1.50	2.60
Net realized and unrealized gain (loss)	43.36	41.18	57.70	(13.30)	38.70	17.40
Total from investment operations	42.95	44.51	60.80	(10.10)	40.20	20.00
Distributions to shareholders from:
Net investment income	—	(3.82)	(4.10)	(3.70)	(4.40)	(2.60)
Net realized gains	—	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	—	(4.62)	(10.30)	(9.70)	(12.30)	(3.40)
Net asset value, end of period	$329.54	$286.59	$246.70	$196.20	$216.00	$ 188.10
Total return (c)	14.99%	18.06%	30.99%	(4.66)%	21.33%	11.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,802	$22,997	$20,457	$20,897	$27,876	$124,591
Ratios to Average Net Assets:
Total expenses	0.35%(d)(e)	0.36%(e)	0.37%(e)	0.37%(e)	0.36%(e)	0.37%(e)
Net expenses	0.27%(d)(e)	0.27%(e)	0.27%(e)	0.27%(e)	0.28%(e)	0.27%(e)
Net investment income (loss)	(0.27)%(d)	1.35%	1.36%	1.44%	0.73%	1.46%
Portfolio turnover rate	7%(f)(g)	6%(f)	21%(f)	8%(f)	30%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$286.68	$246.80	$196.20	$216.10	$188.10	$171.50
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.94)	2.41	2.90	2.40	2.90	1.80
Net realized and unrealized gain (loss)	43.32	41.07	57.10	(13.30)	36.60	17.60
Total from investment operations	42.38	43.48	60.00	(10.90)	39.50	19.40
Distributions to shareholders from:
Net investment income	—	(2.80)	(3.20)	(3.00)	(3.60)	(2.00)
Net realized gains	—	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	—	(3.60)	(9.40)	(9.00)	(11.50)	(2.80)
Net asset value, end of period	$329.06	$286.68	$246.80	$196.20	$216.10	$188.10
Total return (c)	14.78%	17.63%	30.58%	(5.04)%	20.96%	11.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,953	$35,839	$37,222	$32,099	$42,249	$39,086
Ratios to Average Net Assets:
Total expenses	0.70%(d)(e)	0.71%(e)	0.72%(e)	0.72%(e)	0.71%(e)	0.72%(e)
Net expenses	0.62%(d)(e)	0.62%(e)	0.62%(e)	0.62%(e)	0.63%(e)	0.63%(e)
Net investment income (loss)	(0.62)%(d)	0.98%	1.27%	1.06%	1.41%	0.99%
Portfolio turnover rate	7%(f)(g)	6%(f)	21%(f)	8%(f)	30%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$286.88	$247.00	$196.40	$216.30	$188.30	$171.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.72)	3.20	4.20	6.40	1.60	6.80
Net realized and unrealized gain (loss)	43.39	40.72	56.30	(16.60)	38.20	12.90
Total from investment operations	42.67	43.92	60.50	(10.20)	39.80	19.70
Distributions to shareholders from:
Net investment income	—	(3.24)	(3.70)	(3.70)	(3.90)	(2.30)
Net realized gains	—	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	—	(4.04)	(9.90)	(9.70)	(11.80)	(3.10)
Net asset value, end of period	$329.55	$286.88	$247.00	$196.40	$216.30	$188.30
Total return (c)	14.87%	17.79%	30.78%	(4.72)%	21.12%	11.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$82,980	$67,324	$55,604	$31,766	$ 6,293	$ 7,509
Ratios to Average Net Assets:
Total expenses	0.55%(d)(e)	0.56%(e)	0.57%(e)	0.38%(e)	0.56%(e)	0.57%(e)
Net expenses	0.47%(d)(e)	0.47%(e)	0.47%(e)	0.28%(e)	0.48%(e)	0.48%(e)
Net investment income (loss)	(0.47)%(d)	1.29%	1.81%	2.89%	0.79%	3.69%
Portfolio turnover rate	7%(f)(g)	6%(f)	21%(f)	8%(f)	30%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$286.96	$247.10	$196.50	$216.30	$188.40	$171.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.34)	4.39	3.20	4.40	8.90	28.60
Net realized and unrealized gain (loss)	43.42	40.24	58.10	(14.10)	31.40	(8.40)
Total from investment operations	43.08	44.63	61.30	(9.70)	40.30	20.20
Distributions to shareholders from:
Net investment income	—	(3.97)	(4.50)	(4.10)	(4.50)	(2.70)
Net realized gains	—	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	—	(4.77)	(10.70)	(10.10)	(12.40)	(3.50)
Net asset value, end of period	$330.04	$286.96	$247.10	$196.50	$216.30	$188.40
Total return (c)	15.01%	18.07%	31.17%	(4.45)%	21.35%	11.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,806	$21,365	$14,478	$14,496	$16,084	$ 4,469
Ratios to Average Net Assets:
Total expenses	0.30%(d)(e)	0.31%(e)	0.24%(e)	0.15%(e)	0.31%(e)	0.32%(e)
Net expenses	0.22%(d)(e)	0.22%(e)	0.15%(e)	0.05%(e)	0.23%(e)	0.23%(e)
Net investment income (loss)	(0.22)%(d)	1.75%	1.38%	1.98%	4.21%	15.53%(f)
Portfolio turnover rate	7%(g)(h)	6%(g)	21%(g)	8%(g)	30%(g)	5%(g)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 286.97	$ 247.10	$ 196.40	$ 216.20	$ 188.30	$ 171.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.03)	5.92	5.10	4.70	4.40	4.40
Net realized and unrealized gain (loss)	43.44	39.30	56.60	(14.30)	36.40	16.10
Total from investment operations	43.41	45.22	61.70	(9.60)	40.80	20.50
Distributions to shareholders from:
Net investment income	—	(4.55)	(4.80)	(4.20)	(5.00)	(3.10)
Net realized gains	—	(0.80)	(6.20)	(6.00)	(7.90)	(0.80)
Total distributions	—	(5.35)	(11.00)	(10.20)	(12.90)	(3.90)
Net asset value, end of period	$ 330.38	$ 286.97	$ 247.10	$ 196.40	$ 216.20	$ 188.30
Total return (c)	15.13%	18.32%	31.39%	(4.42)%	21.61%	11.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,455,047	$1,779,491	$827,654	$485,040	$412,903	$369,915
Ratios to Average Net Assets:
Total expenses	0.10%(d)(e)	0.11%(e)	0.12%(e)	0.12%(e)	0.11%(e)	0.12%(e)
Net expenses	0.02%(d)(e)	0.02%(e)	0.02%(e)	0.02%(e)	0.03%(e)	0.03%(e)
Net investment income (loss)	(0.02)%(d)	2.37%	2.22%	2.08%	2.14%	2.42%
Portfolio turnover rate	7%(f)(g)	6%(f)	21%(f)	8%(f)	30%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Common Stocks	97.3%
Short-Term Investment	3.7
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2021

Description	% of Net Assets
Information Technology	26.7%
Health Care	12.7
Consumer Discretionary	11.9
Financials	11.0
Communication Services	10.8
TOTAL	73.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.3%
COMMUNICATION SERVICES — 10.8%
Activision Blizzard, Inc.	130,300	$ 12,435,832
Alphabet, Inc. Class A (a)	50,267	122,741,458
Alphabet, Inc. Class C (a)	47,587	119,268,250
AT&T, Inc.	1,185,040	34,105,451
Cars.com, Inc. (a)	1	14
Charter Communications, Inc. Class A (a)	22,900	16,521,205
Comcast Corp. Class A	762,066	43,453,003
Discovery, Inc. Class A (a)(b)	25,903	794,704
Discovery, Inc. Class C (a)	46,104	1,336,094
DISH Network Corp. Class A (a)	48,518	2,028,052
Electronic Arts, Inc.	48,979	7,044,650
Facebook, Inc. Class A (a)	400,193	139,151,108
Fox Corp. Class A	53,466	1,985,193
Fox Corp. Class B	24,500	862,400
Interpublic Group of Cos., Inc.	71,966	2,338,175
Live Nation Entertainment, Inc. (a)	27,300	2,391,207
Lumen Technologies, Inc.	167,478	2,276,026
Netflix, Inc. (a)	73,804	38,984,011
News Corp. Class A	67,788	1,746,897
News Corp. Class B	19,300	469,955
Omnicom Group, Inc.	37,291	2,982,907
Take-Two Interactive Software, Inc. (a)	18,300	3,239,466
T-Mobile US, Inc. (a)	97,975	14,189,719
Twitter, Inc. (a)	135,700	9,337,517
Verizon Communications, Inc.	687,015	38,493,451
ViacomCBS, Inc. Class B	97,281	4,397,101
Walt Disney Co. (a)	301,964	53,076,212
		675,650,058
CONSUMER DISCRETIONARY — 11.9%
Advance Auto Parts, Inc.	10,200	2,092,428
Amazon.com, Inc. (a)	71,490	245,937,038
Aptiv PLC (a)	46,019	7,240,169
AutoZone, Inc. (a)	3,676	5,485,401
Best Buy Co., Inc.	36,906	4,243,452
Booking Holdings, Inc. (a)	6,824	14,931,526
BorgWarner, Inc.	40,177	1,950,192
Caesars Entertainment, Inc. (a)	33,200	3,444,500
CarMax, Inc. (a)	25,803	3,332,457
Carnival Corp. (a)	132,501	3,492,726
Chipotle Mexican Grill, Inc. (a)	4,686	7,264,893
D.R. Horton, Inc.	56,897	5,141,782
Darden Restaurants, Inc.	20,971	3,061,556
Dollar General Corp.	39,813	8,615,135
Dollar Tree, Inc. (a)	37,826	3,763,687
Domino's Pizza, Inc.	6,600	3,078,834
eBay, Inc.	110,245	7,740,302
Security Description	Shares	Value
Etsy, Inc. (a)	22,800	$ 4,693,152
Expedia Group, Inc. (a)	23,534	3,852,751
Ford Motor Co. (a)	651,738	9,684,827
Gap, Inc.	32,634	1,098,134
Garmin, Ltd.	24,440	3,535,002
General Motors Co. (a)	213,323	12,622,322
Genuine Parts Co.	22,889	2,894,772
Hanesbrands, Inc. (b)	55,200	1,030,584
Hasbro, Inc.	22,997	2,173,676
Hilton Worldwide Holdings, Inc. (a)	47,700	5,753,574
Home Depot, Inc.	176,702	56,348,501
L Brands, Inc.	37,221	2,682,145
Las Vegas Sands Corp. (a)	52,000	2,739,880
Leggett & Platt, Inc.	20,954	1,085,627
Lennar Corp. Class A	45,806	4,550,826
LKQ Corp. (a)	44,500	2,190,290
Lowe's Cos., Inc.	117,450	22,781,777
Marriott International, Inc. Class A (a)	45,555	6,219,169
McDonald's Corp.	124,410	28,737,466
MGM Resorts International	64,900	2,767,985
Mohawk Industries, Inc. (a)	9,631	1,850,982
Newell Brands, Inc.	57,341	1,575,157
NIKE, Inc. Class B	212,306	32,799,154
Norwegian Cruise Line Holdings, Ltd. (a)	57,900	1,702,839
NVR, Inc. (a)	560	2,785,048
O'Reilly Automotive, Inc. (a)	11,480	6,500,091
Penn National Gaming, Inc. (a)	23,700	1,812,813
Pool Corp.	6,700	3,073,022
PulteGroup, Inc.	44,762	2,442,662
PVH Corp. (a)	11,249	1,210,280
Ralph Lauren Corp.	7,679	904,663
Ross Stores, Inc.	58,156	7,211,344
Royal Caribbean Cruises, Ltd. (a)	34,900	2,976,272
Starbucks Corp.	196,430	21,962,838
Tapestry, Inc. (a)	44,228	1,923,033
Target Corp.	82,272	19,888,433
Tesla, Inc. (a)	128,900	87,613,330
TJX Cos., Inc.	201,774	13,603,603
Tractor Supply Co.	18,426	3,428,342
Ulta Beauty, Inc. (a)	9,300	3,215,661
Under Armour, Inc. Class A (a)	26,624	563,098
Under Armour, Inc. Class C (a)	27,575	512,068
VF Corp.	57,244	4,696,298
Whirlpool Corp.	10,702	2,333,250
Wynn Resorts, Ltd. (a)	16,441	2,010,734
Yum! Brands, Inc.	51,502	5,924,275
		742,777,828
CONSUMER STAPLES — 5.7%
Altria Group, Inc.	311,429	14,848,935

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Archer-Daniels-Midland Co.	91,132	$ 5,522,599
Brown-Forman Corp. Class B	28,952	2,169,663
Campbell Soup Co.	30,582	1,394,233
Church & Dwight Co., Inc.	39,600	3,374,712
Clorox Co.	19,964	3,591,723
Coca-Cola Co.	646,600	34,987,526
Colgate-Palmolive Co.	142,923	11,626,786
Conagra Brands, Inc.	77,424	2,816,685
Constellation Brands, Inc. Class A	29,050	6,794,505
Costco Wholesale Corp.	73,655	29,143,074
Estee Lauder Cos., Inc. Class A	38,141	12,131,889
General Mills, Inc.	103,642	6,314,907
Hershey Co.	23,467	4,087,482
Hormel Foods Corp.	50,302	2,401,921
J.M. Smucker Co.	18,105	2,345,865
Kellogg Co.	44,128	2,838,754
Kimberly-Clark Corp.	57,627	7,709,340
Kraft Heinz Co.	111,718	4,555,860
Kroger Co.	123,142	4,717,570
Lamb Weston Holdings, Inc.	24,700	1,992,302
McCormick & Co., Inc.	40,284	3,557,883
Molson Coors Beverage Co. Class B (a)	29,353	1,575,963
Mondelez International, Inc. Class A	234,715	14,655,605
Monster Beverage Corp. (a)	60,335	5,511,602
PepsiCo, Inc.	229,316	33,977,752
Philip Morris International, Inc.	259,412	25,710,323
Procter & Gamble Co.	408,126	55,068,441
Sysco Corp.	83,374	6,482,329
Tyson Foods, Inc. Class A	47,044	3,469,965
Walmart, Inc.	228,203	32,181,187
Walgreens Boots Alliance, Inc.	119,805	6,302,941
		353,860,322
ENERGY — 2.8%
APA Corp.	67,255	1,454,726
Baker Hughes Co.	116,179	2,657,014
Cabot Oil & Gas Corp.	63,678	1,111,818
ChampionX Corp. (a)	1	26
Chevron Corp.	320,817	33,602,373
ConocoPhillips	229,835	13,996,951
Devon Energy Corp.	96,673	2,821,885
Diamondback Energy, Inc.	28,800	2,704,032
EOG Resources, Inc.	95,271	7,949,412
Exxon Mobil Corp.	710,175	44,797,839
Halliburton Co.	142,267	3,289,213
Hess Corp.	46,657	4,074,089
Kinder Morgan, Inc.	317,850	5,794,405
Marathon Oil Corp.	125,788	1,713,233
Marathon Petroleum Corp.	110,241	6,660,761
Nov, Inc. (a)	63,816	977,661
Occidental Petroleum Corp.	139,673	4,367,575
Security Description	Shares	Value
ONEOK, Inc.	74,096	$ 4,122,701
Phillips 66	71,273	6,116,649
Pioneer Natural Resources Co.	38,476	6,253,119
Schlumberger NV	232,450	7,440,724
Valero Energy Corp.	70,023	5,467,396
Williams Cos., Inc.	201,958	5,361,985
		172,735,587
FINANCIALS — 11.0%
Aflac, Inc.	104,106	5,586,328
Allstate Corp.	49,439	6,448,823
American Express Co.	109,312	18,061,622
American International Group, Inc.	141,601	6,740,208
Ameriprise Financial, Inc.	18,744	4,665,007
Aon PLC Class A	37,998	9,072,402
Arthur J Gallagher & Co.	35,100	4,916,808
Assurant, Inc.	9,385	1,465,749
Bank of America Corp.	1,259,305	51,921,145
Bank of New York Mellon Corp.	133,394	6,833,775
Berkshire Hathaway, Inc. Class B (a)	316,984	88,096,193
BlackRock, Inc.	23,716	20,750,789
Capital One Financial Corp.	74,995	11,600,977
Cboe Global Markets, Inc.	18,300	2,178,615
Charles Schwab Corp.	250,204	18,217,353
Chubb, Ltd.	75,053	11,928,924
Cincinnati Financial Corp.	24,309	2,834,916
Citigroup, Inc.	343,827	24,325,760
Citizens Financial Group, Inc.	70,100	3,215,487
CME Group, Inc.	60,363	12,838,003
Comerica, Inc.	22,727	1,621,344
Discover Financial Services	52,328	6,189,879
Everest Re Group, Ltd.	6,000	1,512,060
Fifth Third Bancorp	122,362	4,677,899
First Republic Bank	30,200	5,652,534
Franklin Resources, Inc.	43,489	1,391,213
Globe Life, Inc.	15,212	1,448,943
Goldman Sachs Group, Inc.	56,546	21,460,903
Hartford Financial Services Group, Inc.	58,167	3,604,609
Huntington Bancshares, Inc.	259,191	3,698,656
Intercontinental Exchange, Inc.	93,585	11,108,539
Invesco, Ltd.	61,411	1,641,516
JPMorgan Chase & Co.	506,443	78,772,144
KeyCorp.	159,796	3,299,787
Lincoln National Corp.	30,682	1,928,057
Loews Corp.	34,619	1,891,928
M&T Bank Corp.	22,463	3,264,099
MarketAxess Holdings, Inc.	6,100	2,827,899
Marsh & McLennan Cos., Inc.	85,619	12,044,881
MetLife, Inc.	127,670	7,641,050
Moody's Corp.	26,732	9,686,875
Morgan Stanley	247,427	22,686,582

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	13,500	$ 7,196,580
Nasdaq, Inc.	20,875	3,669,825
Northern Trust Corp.	34,596	3,999,990
People's United Financial, Inc.	78,966	1,353,477
PNC Financial Services Group, Inc.	71,175	13,577,343
Principal Financial Group, Inc.	42,565	2,689,682
Progressive Corp.	97,149	9,541,003
Prudential Financial, Inc.	66,802	6,845,201
Raymond James Financial, Inc.	20,000	2,598,000
Regions Financial Corp.	154,246	3,112,684
S&P Global, Inc.	40,068	16,445,911
State Street Corp. (c)	60,478	4,976,130
SVB Financial Group (a)	9,200	5,119,156
Synchrony Financial	86,876	4,215,224
T Rowe Price Group, Inc.	37,655	7,454,560
Travelers Cos., Inc.	41,206	6,168,950
Truist Financial Corp.	223,115	12,382,882
Unum Group	32,505	923,142
US Bancorp	225,322	12,836,594
Wells Fargo & Co.	687,403	31,132,482
Willis Towers Watson PLC	22,045	5,070,791
WR Berkley Corp.	21,000	1,563,030
Zions Bancorp NA	24,095	1,273,662
		683,896,580
HEALTH CARE — 12.7%
Abbott Laboratories	294,549	34,147,066
AbbVie, Inc.	293,480	33,057,587
ABIOMED, Inc. (a)	7,200	2,247,192
Agilent Technologies, Inc.	51,793	7,655,523
Alexion Pharmaceuticals, Inc. (a)	37,473	6,884,165
Align Technology, Inc. (a)	12,500	7,637,500
AmerisourceBergen Corp.	24,534	2,808,898
Amgen, Inc.	96,254	23,461,912
Anthem, Inc.	41,119	15,699,234
Baxter International, Inc.	86,179	6,937,409
Becton Dickinson and Co.	48,956	11,905,610
Biogen, Inc. (a)	24,984	8,651,210
Bio-Rad Laboratories, Inc. Class A (a)	4,100	2,641,589
Boston Scientific Corp. (a)	236,157	10,098,073
Bristol-Myers Squibb Co.	373,375	24,948,917
Cardinal Health, Inc.	51,533	2,942,019
Catalent, Inc. (a)	27,800	3,005,736
Centene Corp. (a)	98,004	7,147,432
Cerner Corp.	49,437	3,863,996
Charles River Laboratories International, Inc. (a)	8,000	2,959,360
Cigna Corp.	57,841	13,712,366
Cooper Cos., Inc.	7,800	3,090,906
CVS Health Corp.	219,194	18,289,547
Danaher Corp.	105,494	28,310,370
Security Description	Shares	Value
DaVita, Inc. (a)	11,728	$ 1,412,403
DENTSPLY SIRONA, Inc.	35,734	2,260,533
DexCom, Inc. (a)	16,500	7,045,500
Edwards Lifesciences Corp. (a)	105,430	10,919,385
Eli Lilly & Co.	132,772	30,473,829
Gilead Sciences, Inc.	210,852	14,519,269
HCA Healthcare, Inc.	43,200	8,931,168
Henry Schein, Inc. (a)	22,900	1,698,951
Hologic, Inc. (a)	41,000	2,735,520
Humana, Inc.	21,690	9,602,597
IDEXX Laboratories, Inc. (a)	14,700	9,283,785
Illumina, Inc. (a)	24,300	11,499,003
Incyte Corp. (a)	30,600	2,574,378
Intuitive Surgical, Inc. (a)	19,744	18,157,372
IQVIA Holdings, Inc. (a)	31,300	7,584,616
Johnson & Johnson	440,708	72,602,236
Laboratory Corp. of America Holdings (a)	16,275	4,489,459
McKesson Corp.	25,552	4,886,564
Medtronic PLC	225,093	27,940,794
Merck & Co., Inc.	420,772	32,723,438
Mettler-Toledo International, Inc. (a)	4,000	5,541,360
Organon & Co. (a)	41,267	1,248,739
PerkinElmer, Inc.	18,486	2,854,423
Perrigo Co. PLC	20,086	920,943
Pfizer, Inc.	929,833	36,412,260
Quest Diagnostics, Inc.	21,242	2,803,307
Regeneron Pharmaceuticals, Inc. (a)	17,742	9,909,617
ResMed, Inc.	23,800	5,867,176
STERIS PLC	17,400	3,589,620
Stryker Corp.	54,994	14,283,592
Teleflex, Inc.	7,400	2,973,246
Thermo Fisher Scientific, Inc.	65,512	33,048,839
UnitedHealth Group, Inc.	157,974	63,259,109
Universal Health Services, Inc. Class B	12,000	1,757,160
Vertex Pharmaceuticals, Inc. (a)	43,252	8,720,901
Viatris, Inc.	192,314	2,748,167
Waters Corp. (a)	9,950	3,438,820
West Pharmaceutical Services, Inc.	13,100	4,704,210
Zimmer Biomet Holdings, Inc.	34,925	5,616,639
Zoetis, Inc.	79,720	14,856,619
		787,999,164
INDUSTRIALS — 8.3%
3M Co.	96,729	19,213,281
A.O. Smith Corp.	23,500	1,693,410
Alaska Air Group, Inc. (a)	21,900	1,320,789
Allegion PLC	15,496	2,158,593
American Airlines Group, Inc. (a)	106,600	2,260,986
AMETEK, Inc.	39,599	5,286,467

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Boeing Co. (a)	91,464	$ 21,911,116
C.H. Robinson Worldwide, Inc.	21,379	2,002,571
Carrier Global Corp.	138,879	6,749,519
Caterpillar, Inc.	91,024	19,809,553
Cintas Corp.	15,166	5,793,412
Copart, Inc. (a)	33,500	4,416,305
CSX Corp.	381,465	12,237,397
Cummins, Inc.	24,114	5,879,234
Deere & Co.	52,383	18,476,008
Delta Air Lines, Inc. (a)	106,334	4,600,009
Dover Corp.	23,150	3,486,390
Eaton Corp. PLC	66,325	9,828,039
Emerson Electric Co.	99,679	9,593,107
Equifax, Inc.	20,188	4,835,228
Expeditors International of Washington, Inc.	27,276	3,453,142
Fastenal Co.	98,716	5,133,232
FedEx Corp.	40,550	12,097,281
Fortive Corp.	56,249	3,922,805
Fortune Brands Home & Security, Inc.	23,000	2,291,030
Generac Holdings, Inc. (a)	11,300	4,691,195
General Dynamics Corp.	38,072	7,167,435
General Electric Co.	1,464,088	19,706,624
Honeywell International, Inc.	115,478	25,330,099
Howmet Aerospace, Inc. (a)	60,286	2,078,058
Huntington Ingalls Industries, Inc.	6,400	1,348,800
IDEX Corp.	12,000	2,640,600
IHS Markit, Ltd.	60,900	6,860,994
Illinois Tool Works, Inc.	48,600	10,865,016
Ingersoll Rand, Inc. (a)	61,187	2,986,537
Jacobs Engineering Group, Inc.	21,743	2,900,951
JB Hunt Transport Services, Inc.	14,000	2,281,300
Johnson Controls International PLC	121,108	8,311,642
Kansas City Southern	14,996	4,249,417
L3Harris Technologies, Inc.	34,921	7,548,174
Leidos Holdings, Inc.	22,500	2,274,750
Lockheed Martin Corp.	40,671	15,387,873
Masco Corp.	41,484	2,443,822
Nielsen Holdings PLC	62,225	1,535,091
Norfolk Southern Corp.	41,887	11,117,229
Northrop Grumman Corp.	24,925	9,058,493
Old Dominion Freight Line, Inc.	15,250	3,870,450
Otis Worldwide Corp.	70,189	5,739,355
PACCAR, Inc.	56,639	5,055,031
Parker-Hannifin Corp.	21,689	6,660,909
Pentair PLC	28,404	1,916,986
Quanta Services, Inc.	22,007	1,993,174
Raytheon Technologies Corp.	253,401	21,617,639
Republic Services, Inc.	33,589	3,695,126
Robert Half International, Inc.	18,066	1,607,332
Security Description	Shares	Value
Rockwell Automation, Inc.	19,926	$ 5,699,235
Rollins, Inc.	32,325	1,105,515
Roper Technologies, Inc.	17,665	8,306,083
Snap-on, Inc.	8,440	1,885,749
Southwest Airlines Co. (a)	101,059	5,365,222
Stanley Black & Decker, Inc.	27,557	5,648,909
Teledyne Technologies, Inc. (a)	7,690	3,220,803
Textron, Inc.	36,233	2,491,743
Trane Technologies PLC	39,184	7,215,342
TransDigm Group, Inc. (a)	9,400	6,084,526
Union Pacific Corp.	110,398	24,279,832
United Airlines Holdings, Inc. (a)	50,700	2,651,103
United Parcel Service, Inc. Class B	119,891	24,933,731
United Rentals, Inc. (a)	12,000	3,828,120
Verisk Analytics, Inc.	28,000	4,892,160
W.W. Grainger, Inc.	7,057	3,090,966
Waste Management, Inc.	64,935	9,098,043
Westinghouse Air Brake Technologies Corp.	28,366	2,334,522
Xylem, Inc.	28,858	3,461,806
		516,982,416
INFORMATION TECHNOLOGY — 26.7%
Accenture PLC Class A	105,518	31,105,651
Adobe, Inc. (a)	79,544	46,584,148
Advanced Micro Devices, Inc. (a)	202,000	18,973,860
Akamai Technologies, Inc. (a)	26,090	3,042,094
Amphenol Corp. Class A	97,840	6,693,234
Analog Devices, Inc.	61,835	10,645,514
ANSYS, Inc. (a)	14,300	4,962,958
Apple, Inc.	2,616,396	358,341,596
Applied Materials, Inc.	153,554	21,866,090
Arista Networks, Inc. (a)	9,300	3,369,483
Autodesk, Inc. (a)	36,606	10,685,291
Automatic Data Processing, Inc.	70,852	14,072,624
Broadcom, Inc.	68,091	32,468,513
Broadridge Financial Solutions, Inc.	18,400	2,972,152
Cadence Design Systems, Inc. (a)	45,500	6,225,310
CDW Corp.	22,500	3,929,625
Cisco Systems, Inc.	701,090	37,157,770
Citrix Systems, Inc.	20,489	2,402,745
Cognizant Technology Solutions Corp. Class A	86,641	6,000,756
Corning, Inc.	131,626	5,383,503
DXC Technology Co. (a)	46,538	1,812,190
Enphase Energy, Inc. (a)	22,600	4,150,038
F5 Networks, Inc. (a)	9,441	1,762,257
Fidelity National Information Services, Inc.	104,091	14,746,572
Fiserv, Inc. (a)	98,524	10,531,230

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	13,300	$ 3,405,598
Fortinet, Inc. (a)	23,200	5,526,008
Gartner, Inc. (a)	15,400	3,729,880
Global Payments, Inc.	49,968	9,370,999
Hewlett Packard Enterprise Co.	206,953	3,017,375
HP, Inc.	199,653	6,027,524
Intel Corp.	674,636	37,874,065
International Business Machines Corp.	148,995	21,841,177
Intuit, Inc.	45,737	22,418,905
IPG Photonics Corp. (a)	5,200	1,096,004
Jack Henry & Associates, Inc.	12,800	2,092,928
Juniper Networks, Inc.	54,949	1,502,855
Keysight Technologies, Inc. (a)	29,700	4,585,977
KLA Corp.	26,032	8,439,835
Lam Research Corp.	23,777	15,471,694
Mastercard, Inc. Class A	145,351	53,066,197
Maxim Integrated Products, Inc.	44,646	4,703,903
Microchip Technology, Inc.	45,883	6,870,520
Micron Technology, Inc. (a)	186,434	15,843,161
Microsoft Corp.	1,256,258	340,320,292
Monolithic Power Systems, Inc.	7,100	2,651,495
Motorola Solutions, Inc.	28,872	6,260,893
NetApp, Inc.	37,314	3,053,032
NortonLifeLock, Inc.	93,760	2,552,147
NVIDIA Corp.	104,244	83,405,624
NXP Semiconductors NV	46,500	9,565,980
Oracle Corp.	301,935	23,502,620
Paychex, Inc.	54,907	5,891,521
Paycom Software, Inc. (a)	8,000	2,907,760
PayPal Holdings, Inc. (a)	195,245	56,910,013
PTC, Inc. (a)	16,800	2,373,168
Qorvo, Inc. (a)	18,200	3,560,830
QUALCOMM, Inc.	187,526	26,803,091
salesforce.com, Inc. (a)	153,895	37,591,932
Seagate Technology Holdings PLC	33,624	2,956,558
ServiceNow, Inc. (a)	32,900	18,080,195
Skyworks Solutions, Inc.	26,700	5,119,725
Synopsys, Inc. (a)	26,000	7,170,540
TE Connectivity, Ltd.	56,051	7,578,656
Teradyne, Inc.	26,500	3,549,940
Texas Instruments, Inc.	153,093	29,439,784
Trimble, Inc. (a)	39,600	3,240,468
Tyler Technologies, Inc. (a)	6,600	2,985,642
VeriSign, Inc. (a)	16,401	3,734,344
Visa, Inc. Class A	283,260	66,231,853
Western Digital Corp. (a)	53,453	3,804,250
Western Union Co.	66,245	1,521,648
Xilinx, Inc.	40,160	5,808,742
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	8,700	$ 4,606,563
		1,659,949,115
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	37,002	10,644,735
Albemarle Corp.	18,900	3,183,894
Alcoa Corp. (a)	1	37
Amcor PLC	259,026	2,968,438
Avery Dennison Corp.	13,170	2,768,861
Ball Corp.	52,532	4,256,143
Celanese Corp.	18,500	2,804,600
CF Industries Holdings, Inc.	36,720	1,889,244
Corteva, Inc.	127,482	5,653,827
Dow, Inc.	124,348	7,868,741
DuPont de Nemours, Inc.	87,873	6,802,249
Eastman Chemical Co.	21,636	2,526,003
Ecolab, Inc.	42,900	8,836,113
FMC Corp.	20,578	2,226,540
Freeport-McMoRan, Inc.	243,640	9,041,480
International Flavors & Fragrances, Inc.	40,576	6,062,054
International Paper Co.	65,003	3,985,334
Linde PLC	86,163	24,909,723
LyondellBasell Industries NV Class A	41,558	4,275,071
Martin Marietta Materials, Inc.	10,145	3,569,112
Mosaic Co.	58,684	1,872,606
Newmont Corp.	133,633	8,469,660
Nucor Corp.	49,748	4,772,326
Packaging Corp. of America	15,000	2,031,300
PPG Industries, Inc.	39,854	6,766,014
Sealed Air Corp.	22,923	1,358,188
Sherwin-Williams Co.	39,527	10,769,131
Vulcan Materials Co.	22,071	3,841,899
Westrock Co.	41,636	2,215,868
		156,369,191
REAL ESTATE — 2.5%
Alexandria Real Estate Equities, Inc. REIT	22,800	4,148,232
American Tower Corp. REIT	75,918	20,508,488
AvalonBay Communities, Inc. REIT	23,969	5,002,091
Boston Properties, Inc. REIT	22,446	2,572,087
CBRE Group, Inc. Class A (a)	57,667	4,943,792
Crown Castle International Corp. REIT	72,358	14,117,046
Digital Realty Trust, Inc. REIT	47,500	7,146,850
Duke Realty Corp. REIT	64,300	3,044,605
Equinix, Inc. REIT	14,843	11,912,992
Equity Residential REIT	55,519	4,274,963
Essex Property Trust, Inc. REIT	10,745	3,223,607
Extra Space Storage, Inc. REIT	22,300	3,653,186

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Federal Realty Investment Trust REIT	11,800	$ 1,382,606
Healthpeak Properties, Inc. REIT	86,023	2,863,706
Host Hotels & Resorts, Inc. REIT (a)	119,662	2,045,024
Iron Mountain, Inc. REIT (b)	44,681	1,890,900
Kimco Realty Corp. REIT	67,153	1,400,140
Mid-America Apartment Communities, Inc. REIT	18,100	3,048,402
Prologis, Inc. REIT	123,950	14,815,743
Public Storage REIT	25,635	7,708,188
Realty Income Corp. REIT	66,700	4,451,558
Regency Centers Corp. REIT	25,000	1,601,750
SBA Communications Corp. REIT	18,700	5,959,690
Simon Property Group, Inc. REIT	55,480	7,239,030
UDR, Inc. REIT	46,700	2,287,366
Ventas, Inc. REIT	59,997	3,425,829
Vornado Realty Trust REIT	23,168	1,081,251
Welltower, Inc. REIT	68,919	5,727,169
Weyerhaeuser Co. REIT	123,787	4,260,748
		155,737,039
UTILITIES — 2.4%
AES Corp.	117,736	3,069,377
Alliant Energy Corp.	40,800	2,275,008
Ameren Corp.	41,404	3,313,976
American Electric Power Co., Inc.	86,809	7,343,173
American Water Works Co., Inc.	29,100	4,485,183
Atmos Energy Corp.	23,300	2,239,363
CenterPoint Energy, Inc.	96,476	2,365,592
CMS Energy Corp.	47,155	2,785,917
Consolidated Edison, Inc.	59,152	4,242,381
Dominion Energy, Inc.	135,066	9,936,806
DTE Energy Co.	31,245	4,049,352
Duke Energy Corp.	126,992	12,536,650
Edison International	63,114	3,649,251
Entergy Corp.	31,998	3,190,201
Evergy, Inc.	36,899	2,229,807
Eversource Energy	59,117	4,743,548
Exelon Corp.	159,084	7,049,012
FirstEnergy Corp.	89,093	3,315,151
NextEra Energy, Inc.	326,056	23,893,384
NiSource, Inc.	59,604	1,460,298
Security Description	Shares	Value
NRG Energy, Inc.	40,702	$ 1,640,291
Pinnacle West Capital Corp.	17,504	1,434,803
PPL Corp.	122,419	3,424,059
Public Service Enterprise Group, Inc.	81,188	4,850,171
Sempra Energy	53,162	7,042,902
Southern Co.	175,959	10,647,279
WEC Energy Group, Inc.	54,282	4,828,384
Xcel Energy, Inc.	90,051	5,932,560
		147,973,879
TOTAL COMMON STOCKS (Cost $3,709,129,464)		6,053,931,179

SHORT-TERM INVESTMENT — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e) (Cost $230,079,642)	230,079,642	230,079,642
TOTAL SHORT-TERM INVESTMENT (Cost $230,079,642)		230,079,642
TOTAL INVESTMENTS — 101.0% (Cost $3,939,209,106)		6,284,010,821
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(64,805,793)
NET ASSETS — 100.0%		$ 6,219,205,028
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
REIT	Real Estate Investment Trust

At June 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	783	09/17/2021	$165,892,663	$167,898,690	$2,006,027
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

During the period ended June 30, 2021, average notional value related to futures contracts was $152,304,014.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,053,931,179	$—	$—	$6,053,931,179
Short-Term Investment	230,079,642	—	—	230,079,642
TOTAL INVESTMENTS	$6,284,010,821	$—	$—	$6,284,010,821
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	2,006,027	—	—	2,006,027
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 2,006,027	$—	$—	$ 2,006,027
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$6,286,016,848	$—	$—	$6,286,016,848
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	49,678	$ 3,615,565	$ 865,514	$ —	$—	$495,051	60,478	$ 4,976,130	$ 60,505
State Street Institutional U.S. Government Money Market Fund, Class G Shares	132,932,599	132,932,599	1,024,677,108	927,530,065	—	—	230,079,642	230,079,642	32,046
State Street Navigator Securities Lending Portfolio II	3,755,880	3,755,880	18,467,447	22,223,327	—	—	—	—	48,126
Total		$140,304,044	$1,044,010,069	$949,753,392	$—	$495,051		$235,055,772	$140,677
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$6,048,955,049
Investments in affiliated issuers, at value	235,055,772
Total Investments	6,284,010,821
Net cash at broker	10,754,263
Receivable from broker — accumulated variation margin on futures contracts	2,007,852
Receivable for fund shares sold	860,000
Dividends receivable — unaffiliated issuers	3,452,180
Dividends receivable — affiliated issuers	36,790
Securities lending income receivable — unaffiliated issuers	1,214
Securities lending income receivable — affiliated issuers	11
TOTAL ASSETS	6,301,123,131
LIABILITIES
Payable for fund shares repurchased	81,604,497
Administration, custody, and transfer agent fees payable	188,168
Registration and filing fees payable	8
Professional fees payable	27,149
Printing and postage fees payable	9,118
Accrued expenses and other liabilities	89,163
TOTAL LIABILITIES	81,918,103
NET ASSETS	$6,219,205,028
NET ASSETS CONSIST OF:
Paid-in Capital	$3,832,867,989
Total distributable earnings (loss)	2,386,337,039
NET ASSETS	$6,219,205,028
NET ASSET VALUE PER SHARE
Net asset value per share	$ 397.03
Shares outstanding (unlimited amount authorized, no par value)	15,664,393
Net Assets	$6,219,205,028
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,704,915,529
Investments in affiliated issuers	234,293,577
Total cost of investments	$3,939,209,106
* Includes investments in securities on loan, at value	$ 2,472,061
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 39,207,138
Dividend income — affiliated issuers	92,551
Unaffiliated securities lending income	2,214
Affiliated securities lending income	48,126
Foreign taxes withheld	(3,924)
TOTAL INVESTMENT INCOME (LOSS)	39,346,105
EXPENSES
Administration, custody, and transfer agent fees	360,943
Trustees’ fees and expenses	40,032
Licensing and Registration Fees	49,630
Professional fees	39,440
Printing and postage fees	6,281
Insurance expense	6,192
Miscellaneous expenses	28,709
TOTAL EXPENSES	531,227
NET INVESTMENT INCOME (LOSS)	$ 38,814,878
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,686,849
Futures contracts	21,481,800
Net realized gain (loss)	29,168,649
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	719,267,448
Investments — affiliated issuers	495,051
Futures contracts	(1,143,797)
Net change in unrealized appreciation/depreciation	718,618,702
NET REALIZED AND UNREALIZED GAIN (LOSS)	747,787,351
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$786,602,229
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 38,814,878	$ 62,744,062
Net realized gain (loss)	29,168,649	14,768,301
Net change in unrealized appreciation/depreciation	718,618,702	599,025,715
Net increase (decrease) in net assets resulting from operations	786,602,229	676,538,078
Distributions to shareholders	—	(165,181,932)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,179,090,792	1,401,873,496
Reinvestment of distributions	—	165,181,932
Cost of shares redeemed	(478,735,431)	(570,161,285)
Net increase (decrease) in net assets from beneficial interest transactions	700,355,361	996,894,143
Net increase (decrease) in net assets during the period	1,486,957,590	1,508,250,289
Net assets at beginning of period	4,732,247,438	3,223,997,149
NET ASSETS AT END OF PERIOD	$6,219,205,028	$4,732,247,438
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,233,631	4,588,233
Reinvestment of distributions	—	487,190
Shares redeemed	(1,295,143)	(2,014,344)
Net increase (decrease) from share transactions	1,938,488	3,061,079
(a)	On April 17, 2020, State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 344.77	$ 302.40	$ 235.40	$ 261.40	$ 226.20	$ 206.40
Income (loss) from investment operations:
Net investment income (loss) (b)	2.59	5.44	5.60	5.20	5.00	4.60
Net realized and unrealized gain (loss)	49.67	49.45	68.40	(17.20)	44.20	20.40
Total from investment operations	52.26	54.89	74.00	(12.00)	49.20	25.00
Distributions to shareholders from:
Net investment income	—	(5.28)	(5.20)	(5.20)	(5.40)	(3.60)
Net realized gains	—	(7.24)	(1.80)	(8.80)	(8.60)	(1.60)
Total distributions	—	(12.52)	(7.00)	(14.00)	(14.00)	(5.20)
Net asset value, end of period	$ 397.03	$ 344.77	$ 302.40	$ 235.40	$ 261.40	$ 226.20
Total return (c)	15.16%	18.30%	31.41%	(4.42)%	21.66%	12.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,219,205	$4,732,247	$3,223,997	$2,634,533	$2,199,181	$1,227,444
Ratios to average net assets:
Total expenses	0.02%(d)	0.02%	0.03%	0.03%	0.03%	0.04%
Net expenses	0.02%(d)	0.02%	0.02%	0.02%	0.03%	0.03%
Net investment income (loss)	1.41%(d)	1.79%	2.01%	1.93%	1.98%	2.15%
Portfolio turnover rate	1%(e)	6%	21%	8%	30%	5%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2021
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	46.44%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2021, is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

For the period ended June 30, 2021, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,007,852	$—	$2,007,852
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$21,481,800	$—	$21,481,800
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(1,143,797)	$—	$(1,143,797)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2022, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board.
For the period ended June 30, 2021, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund/Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2021, were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$794,944,532	$51,080,891
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$1,977,040,248	$ 911,209,057	$ —	$ 911,209,057
State Street Equity 500 Index II Portfolio	3,995,333,721	2,310,836,109	20,152,982	2,290,683,127
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 2,472,061	$ —	$ 2,517,891	$ 2,517,891
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2021.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market Risk
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

11.    Share Splits
The Board authorized a 1-for-10 reverse share split for the State Street Equity 500 Index Fund and a 1-for-20 reverse share split for the State Street Equity 500 Index II Portfolio, effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share splits was to decrease the number of shares outstanding by a factor of 10 and 20 for the Fund and Portfolio, respectively, while increasing the NAV of shares outstanding by a factor of 10 and 20 for the Fund and Portfolio, respectively, resulting in no effect to the net assets of the Fund and Portfolio. The financial statements and financial highlights of the Fund and Portfolio have been adjusted to reflect the reverse share splits.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.17%	$1,150.40	$0.91	$1,024.00	$0.85
Service Shares	0.27	1,149.90	1.44	1,023.50	1.35
Class R Shares	0.62	1,147.80	3.30	1,021.70	3.11
Class A Shares	0.47	1,148.70	2.50	1,022.50	2.36
Class I Shares	0.22	1,150.10	1.17	1,023.70	1.10
Class K Shares	0.02	1,151.30	0.11	1,024.70	0.10
State Street Equity 500 Index II Portfolio	0.02	1,151.60	0.11	1,024.70	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC's website at www.SEC.gov., and on the Fund’s and Portfolio’s website at www.ssga.com. The Fund’s and Portfolio’s schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund, which is a feeder fund for which the Portfolio serves as the master fund in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
_______________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund and Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Fund and Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund and Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and Portfolio and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and Portfolio and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund and Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund and Portfolio by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund and Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund and Portfolio, and transfer agent of the Portfolio, and the role of the Adviser in managing the Fund’s and Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund and Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s and Portfolio’s Adviser and Administrator, with respect to its operations relating to the Fund and Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund and Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund and Portfolio, and transfer agent for the Portfolio, with respect to its operations relating to the Fund and Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund and Portfolio (the “Distributor”), with respect to its operations relating to the Fund and Portfolio, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund and Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and Portfolio and the investment strategies used in pursuing the Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund and Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund and Portfolio. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund and Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s and Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund and Portfolio.
Fund Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund and Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. In the case of the Portfolio, the Board considered the investment
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolio does not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund and Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund and Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund and Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund and Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund or Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and Portfolio and their respective shareholders, and (2) the
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
38

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[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the
Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEQTY500SAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$15,774,324,202
Receivable from Adviser	158,833
TOTAL ASSETS	15,774,483,035
LIABILITIES
Administration fees payable	652,652
Shareholder servicing fee payable	179,844
Distribution fees payable	35,173
Transfer agent fees payable	54,627
Registration and filing fees payable	82,226
Professional fees payable	26,620
Printing fees payable	16,385
Distribution payable	52,027
Accrued expenses and other liabilities	210,467
TOTAL LIABILITIES	1,310,021
NET ASSETS	$15,773,173,014
NET ASSETS CONSIST OF:
Paid-in Capital	$15,773,387,338
Total distributable earnings (loss)	(214,324)
NET ASSETS	$15,773,173,014
Administration Class
Net Assets	$ 871,048,796
Shares Outstanding	870,916,550
Net asset value, offering and redemption price per share	$ 1.0002
Institutional Class
Net Assets	$ 109,686,436
Shares Outstanding	109,642,558
Net asset value, offering and redemption price per share	$ 1.0004
Investment Class
Net Assets	$ 6,201
Shares Outstanding	6,199
Net asset value, offering and redemption price per share	$ 1.0003
Investor Class
Net Assets	$ 116,483,860
Shares Outstanding	116,454,074
Net asset value, offering and redemption price per share	$ 1.0003
Premier Class
Net Assets	$14,186,978,932
Shares Outstanding	14,183,324,921
Net asset value, offering and redemption price per share	$ 1.0003
Trust Class
Net Assets	$ 488,968,789
Shares Outstanding	488,854,066
Net asset value, offering and redemption price per share	$ 1.0002
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$15,773,238,944
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$14,917,796
Expenses allocated from affiliated Portfolio	(5,227,086)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	9,690,710
EXPENSES
Administration fees
Administration Class	163,439
Institutional Class	29,631
Investment Class	2
Investor Class	28,449
Premier Class	3,632,427
Trust Class	142,243
Shareholder servicing fees
Administration Class	653,757
Institutional Class	17,779
Investment Class	7
Investor Class	45,518
Trust Class	165,001
Distribution fees
Administration Class	163,439
Investment Class	3
Custodian fees	34,306
Trustees’ fees and expenses	10,535
Transfer agent fees	149,099
Registration and filing fees	55,096
Professional fees and expenses	37,594
Printing and postage fees	15,590
Insurance expense	28,402
Miscellaneous expenses	36,804
TOTAL EXPENSES	5,409,121
Expenses waived/reimbursed by the Adviser	(637,057)
NET EXPENSES	4,772,064
NET INVESTMENT INCOME (LOSS)	$ 4,918,646
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	216,922
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	609,585
NET REALIZED AND UNREALIZED GAIN (LOSS)	826,507
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 5,745,153
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,918,646	$ 113,163,375
Net realized gain (loss)	216,922	(1,520,746)
Net change in unrealized appreciation/depreciation	609,585	(956,676)
Net increase (decrease) in net assets resulting from operations	5,745,153	110,685,953
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	—	(2,508,291)
Institutional Class	(22,509)	(1,795,112)
Investment Class	—	(44)
Investor Class	(790)	(853,404)
Premier Class	(4,862,719)	(105,085,131)
Trust Class	(32,656)	(3,240,782)
Total distributions to shareholders	(4,918,674)	(113,482,764)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	2,936,781,685	5,350,163,645
Reinvestment of distributions	—	967,450
Shares redeemed	(2,633,306,357)	(5,396,599,634)
Net increase (decrease) from capital share transactions	303,475,328	(45,468,539)
Institutional Class
Shares sold	25,705,946	1,039,255,767
Reinvestment of distributions	4,613	482,800
Shares redeemed	(69,789,929)	(1,069,133,111)
Net increase (decrease) from capital share transactions	(44,079,370)	(29,394,544)
Investment Class
Reinvestment of distributions	—	22
Shares redeemed	—	(6,007)
Net increase (decrease) from capital share transactions	—	(5,985)
Investor Class
Shares sold	210,053,220	838,381,570
Reinvestment of distributions	381	818,527
Shares redeemed	(191,471,783)	(777,477,302)
Net increase (decrease) from capital share transactions	18,581,818	61,722,795
Premier Class
Shares sold	57,973,004,923	163,555,047,610
Reinvestment of distributions	4,178,197	88,956,761
Shares redeemed	(58,645,567,260)	(168,975,379,628)
Net increase (decrease) from capital share transactions	(668,384,140)	(5,331,375,257)
Trust Class
Shares sold	3,646,319,252	5,768,057,656
Reinvestment of distributions	21,832	2,294,758
Shares redeemed	(3,609,817,756)	(5,915,232,791)
Net increase (decrease) from capital share transactions	36,523,328	(144,880,377)
Net increase (decrease) in net assets from beneficial interest transactions	(353,883,036)	(5,489,401,907)
Net increase (decrease) in net assets during the period	(353,056,557)	(5,492,198,718)
Net assets at beginning of period	16,126,229,571	21,618,428,289
NET ASSETS AT END OF PERIOD	$ 15,773,173,014	$ 16,126,229,571
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	2,936,316,168	5,349,685,085
Reinvestment of distributions	—	967,416
Shares redeemed	(2,632,890,662)	(5,396,179,614)
Net increase (decrease) from share transactions	303,425,506	(45,527,113)
Institutional Class
Shares sold	25,695,666	1,038,965,842
Reinvestment of distributions	4,611	482,584
Shares redeemed	(69,762,024)	(1,069,005,350)
Net increase (decrease) from share transactions	(44,061,747)	(29,556,924)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
Investment Class
Reinvestment of distributions	—	22
Shares redeemed	—	(6,005)
Net increase (decrease) from share transactions	0	(5,983)
Investor Class
Shares sold	209,990,889	838,222,166
Reinvestment of distributions	381	818,601
Shares redeemed	(191,415,289)	(777,583,480)
Net increase (decrease) from share transactions	18,575,981	61,457,287
Premier Class
Shares sold	57,956,516,948	163,528,835,580
Reinvestment of distributions	4,177,011	88,949,273
Shares redeemed	(58,628,976,067)	(168,952,575,641)
Net increase (decrease) from share transactions	(668,282,108)	(5,334,790,788)
Trust Class
Shares sold	3,645,461,622	5,766,928,033
Reinvestment of distributions	21,826	2,294,565
Shares redeemed	(3,608,960,472)	(5,914,161,983)
Net increase (decrease) from share transactions	36,522,976	(144,939,385)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0001	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0039	0.0206	0.0174	0.0080	0.0008
Net realized and unrealized gain (loss)	0.0001	—	(0.0001)	(0.0001)	0.0000(b)	0.0000(b)
Total from investment operations	0.0001	0.0039	0.0205	0.0173	0.0080	0.0008
Distributions to shareholders from:
Net investment income	—	(0.0039)	(0.0203)	(0.0174)	(0.0080)	(0.0008)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	—	(0.0039)	(0.0203)	(0.0174)	(0.0080)	(0.0008)
Net asset value, end of period	$ 1.0002	$ 1.0001	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.39%	2.07%	1.75%	0.80%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$871,049	$567,550	$613,074	$956,750	$831,606	$798,447
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%	0.38%	0.37%	0.37%	0.38%(d)
Net expenses	0.18%(d)	0.32%	0.37%	0.37%	0.37%	0.38%(d)
Net investment income (loss)	0.00%(d)(e)	0.43%	2.06%	1.74%	0.80%	0.22%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/6/18*- 12/31/18
Net asset value, beginning of period	$ 1.0003	$ 1.0002	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0054	0.0217	0.0108
Net realized and unrealized gain (loss)	0.0002	0.0002	0.0009	0.0001
Total from investment operations	0.0003	0.0056	0.0226	0.0109
Distributions to shareholders from:
Net investment income	(0.0002)	(0.0055)	(0.0225)	(0.0108)
Net asset value, end of period	$ 1.0004	$ 1.0003	$ 1.0002	$ 1.0001
Total return (b)	0.03%	0.56%	2.28%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$109,686	$153,757	$183,304	$ 55
Ratios to Average Net Assets:
Total expenses	0.15%(c)	0.15%	0.16%	0.15%(c)
Net expenses	0.15%(c)	0.15%	0.15%	0.15%(c)
Net investment income (loss)	0.04%(c)	0.57%	2.17%	2.21%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$1.0002	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0036	0.0201	0.0164	0.0070	0.0010
Net realized and unrealized gain (loss)	0.0001	—	(0.0003)	0.0001	(0.0001)	0.0000(b)
Total from investment operations	0.0001	0.0036	0.0198	0.0165	0.0069	0.0010
Distributions to shareholders from:
Net investment income	—	(0.0036)	(0.0196)	(0.0164)	(0.0070)	(0.0010)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	—	(0.0036)	(0.0196)	(0.0164)	(0.0070)	(0.0010)
Net asset value, end of period	$1.0003	$ 1.0002	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000
Total return (c)	0.01%	0.37%	1.99%	1.67%	0.69%	0.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6	$ 6	$ 12	$ 23	$ 5,547	$ 5,582
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.45%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.16%(d)	0.35%	0.45%	0.47%	0.47%	0.46%
Net investment income (loss)	0.03%(d)	0.38%	2.01%	1.18%	0.70%	0.08%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0049	0.0219	0.0191	0.0055
Net realized and unrealized gain (loss)	0.0001	0.0002	0.0003	—	(0.0001)
Total from investment operations	0.0001	0.0051	0.0222	0.0191	0.0054
Voluntary expense reimbursement from Affiliate	—	—	—	—	0.0000(b)
Distributions to shareholders from:
Net investment income	0.0000(b)	(0.0050)	(0.0220)	(0.0191)	(0.0055)
Net realized gains	—	—	—	—	0.0000(b)
Total distributions	0.0000(b)	(0.0050)	(0.0220)	(0.0191)	(0.0055)
Net asset value, end of period	$ 1.0003	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Total return (c)	0.01%	0.51%	2.24%	1.92%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$116,484	$ 97,898	$ 36,424	$ 40,881	$ 34,361
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.21%	0.20%	0.20%(d)
Net expenses	0.18%(d)	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	0.00%(d)(e)	0.57%	2.19%	1.95%	1.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0003	0.0058	0.0223	0.0199	0.0105	0.0045
Net realized and unrealized gain (loss)	0.0001	0.0001	0.0007	—	(0.0002)	0.0001
Total from investment operations	0.0004	0.0059	0.0230	0.0199	0.0103	0.0046
Distributions to shareholders from:
Net investment income	(0.0003)	(0.0058)	(0.0228)	(0.0199)	(0.0105)	(0.0045)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0003)	(0.0058)	(0.0228)	(0.0199)	(0.0105)	(0.0045)
Net asset value, end of period	$ 1.0003	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0001
Total return (c)	0.04%	0.59%	2.32%	2.00%	1.05%	0.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,186,979	$14,854,601	$20,188,261	$9,489,591	$8,303,222	$6,255,384
Ratios to Average Net Assets:
Total expenses	0.12%(d)	0.12%	0.13%	0.12%	0.12%	0.12%
Net expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.07%(d)	0.67%	2.23%	2.00%	1.06%	0.43%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0052	0.0226	0.0193	0.0099	0.0015
Net realized and unrealized gain (loss)	0.0000(b)	0.0001	(0.0003)	0.0001	(0.0001)	0.0000(b)
Total from investment operations	0.0001	0.0053	0.0223	0.0194	0.0098	0.0015
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0052)	(0.0222)	(0.0193)	(0.0099)	(0.0015)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0001)	(0.0052)	(0.0222)	(0.0193)	(0.0099)	(0.0015)
Net asset value, end of period	$ 1.0002	$ 1.0002	$ 1.0001	$ 1.0000	$ 0.9999	$ 1.0000
Total return (c)	0.01%	0.53%	2.26%	1.96%	0.99%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$488,969	$452,418	$597,353	$704,123	$764,391	$1,211,202
Ratios to Average Net Assets:
Total expenses	0.18%(d)	0.18%	0.18%	0.18%	0.18%	0.19%(d)
Net expenses	0.17%(d)	0.18%	0.18%	0.18%	0.18%	0.19%(d)
Net investment income (loss)	0.01%(d)	0.51%	2.26%	1.91%	0.97%	0.39%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class Service Class Trust Class	August 12, 2004 July 6, 2018 October 15, 2007 August 29, 2016 July 13, 2017 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended June 30, 2021, the Adviser contractually waived fees in the amount of $9,310.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2021 were $627,747.
As of June 30, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$627,747
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2021, the Fund's Administration Class shares and Investment Class shares paid $163,439 and $3 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.03%, 0.25%, 0.20%, 0.08% and 0.058%, respectively, of the eligible average daily net assets of Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended June 30, 2021, the Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares paid SSGA FD $17,779, $7, $653,757, $45,518 and $165,001, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$15,773,238,944	$1,085,258	$—	$1,085,258
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around theworld, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.18%	$1,000.10	$0.89	$1,023.90	$0.90
Institutional Class	0.15	1,000.30	0.74	1,024.10	0.75
Investment Class	0.16	1,000.10	0.79	1,024.00	0.80
Investor Class	0.18	1,000.10	0.89	1,023.90	0.90
Premier Class	0.12	1,000.40	0.60	1,024.20	0.60
Trust Class	0.17	1,000.10	0.84	1,024.00	0.85
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
_______________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM,in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 5-year periods and was equal to the median of its Performance Group for the 3- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to its Lipper Index for the 1-year period and above its Lipper Index for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

		% of Net Assets
	Financial Company Commercial Paper	24.5%
	Other Notes	24.5
	Certificates of Deposit	20.5
	Asset Backed Commercial Paper	12.0
	Other Repurchase Agreements	11.8
	Treasury Debt	5.4
	Treasury Repurchase Agreements	1.3
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	29.9%
2 to 30 Days	19.1
31 to 60 Days	8.5
61 to 90 Days	4.9
Over 90 Days	37.6
Total	100.0%
Average days to maturity	45
Weighted average life	66
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—12.0%
Alinghi Funding Co. LLC(a)	0.160%	01/11/2022	01/11/2022	$ 67,000,000	$ 66,940,844
Alinghi Funding Co. LLC(a)	0.220%	08/12/2021	08/12/2021	38,000,000	37,995,461
Alinghi Funding Co. LLC(a)	0.250%	11/16/2021	11/16/2021	133,000,000	132,930,160
Alinghi Funding Co. LLC(a)	0.260%	07/23/2021	07/23/2021	101,000,000	100,994,063
Alinghi Funding Co. LLC(a)	0.280%	07/13/2021	07/13/2021	97,000,000	96,997,198
Barclays Bank PLC(a)	0.160%	12/09/2021	12/09/2021	50,000,000	49,963,100
Barton Capital SA(a)	0.070%	07/01/2021	07/01/2021	120,000,000	119,999,734
Britannia Funding Co. LLC(a)	0.210%	08/10/2021	08/10/2021	55,000,000	54,991,857
Britannia Funding Co. LLC(a)	0.210%	08/20/2021	08/20/2021	95,300,000	95,281,909
Collateralized Commercial Paper V Co. LLC(a)	0.180%	03/01/2022	03/01/2022	70,000,000	69,912,702
Collateralized Commercial Paper V Co. LLC(a)	0.220%	10/29/2021	10/29/2021	75,000,000	74,969,498
Columbia Funding Co. LLC(a)	0.200%	10/07/2021	10/07/2021	90,000,000	89,957,183
Columbia Funding Co. LLC(a)	0.240%	07/08/2021	07/08/2021	31,000,000	30,999,449
Ionic Capital II Trust(a)	0.100%	07/09/2021	07/09/2021	70,000,000	69,998,600
Ionic Capital II Trust(a)	0.180%	07/01/2021	07/01/2021	65,000,000	64,999,856
Ionic Capital II Trust(a)	0.190%	08/06/2021	08/06/2021	101,000,000	100,989,619
Lexington Parker Capital Co. LLC(a)	0.150%	08/18/2021	08/18/2021	99,051,000	99,037,114
LMA Americas LLC(a)	0.080%	07/01/2021	07/01/2021	100,000,000	99,999,778
LMA Americas LLC(a)	0.080%	07/07/2021	07/07/2021	55,000,000	54,999,144
LMA Americas LLC(a)	0.080%	07/16/2021	07/16/2021	50,000,000	49,998,178
Manhattan Asset Funding Co. LLC(a)	0.220%	01/26/2022	01/26/2022	67,000,000	66,935,122
Mountcliff Funding LLC(a)	0.110%	07/01/2021	07/01/2021	110,000,000	109,999,756
Ridgefield Funding Co. LLC(a)	0.230%	12/02/2021	12/02/2021	83,000,000	82,941,035
Victory Receivables Corp.(a)	0.150%	09/01/2021	09/01/2021	75,000,000	74,985,431
TOTAL ASSET BACKED COMMERCIAL PAPER					1,896,816,791
CERTIFICATES OF DEPOSIT—20.5%
Bank of Montreal, 3 Month USD LIBOR + 0.02%(b)	0.180%	08/11/2021	02/11/2022	150,000,000	149,999,997
Bank of Montreal, Bloomberg Short-Term Bank Yield Index + 0.12%(b)	0.181%	07/01/2021	12/01/2021	42,000,000	41,991,600
Bank of Nova Scotia, 3 Month USD LIBOR + 0.09%(b)	0.265%	07/16/2021	07/16/2021	50,000,000	50,002,877
Canadian Imperial Bank of Commerce(a)	0.270%	01/04/2022	01/04/2022	150,000,000	150,107,104
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.215%	07/01/2021	10/01/2021	165,000,000	165,025,017
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.09%(b)	0.208%	09/16/2021	12/16/2021	200,000,000	200,082,954
Credit Agricole Corporate & Investment Bank(a)	0.150%	08/03/2021	08/03/2021	58,500,000	58,503,590
Credit Industriel et Commercial(a)	0.200%	01/14/2022	01/14/2022	125,000,000	125,042,551
Credit Suisse(a)	0.270%	10/08/2021	10/08/2021	100,000,000	100,032,459
ING Bank NV(a)	0.260%	10/08/2021	10/08/2021	150,000,000	150,000,000
KBC Bank NV(a)	0.070%	07/06/2021	07/06/2021	55,000,000	54,999,908
KBC Bank NV(a)	0.080%	07/01/2021	07/01/2021	100,000,000	100,000,000
Mizuho Bank Ltd.(a)	0.160%	07/20/2021	07/20/2021	130,000,000	130,004,330
MUFG Bank Ltd.(a)	0.200%	07/23/2021	07/23/2021	150,000,000	150,013,124
MUFG Bank Ltd.(a)	0.230%	01/27/2022	01/27/2022	125,000,000	125,045,329
MUFG Bank Ltd.(a)	0.240%	10/26/2021	10/26/2021	100,000,000	100,046,168
MUFG Bank Ltd.(a)	0.240%	01/24/2022	01/24/2022	100,000,000	100,042,660
Natixis(a)	0.200%	10/20/2021	10/20/2021	80,000,000	80,023,626
Royal Bank of Canada, 3 Month USD LIBOR + 0.03%(b)	0.192%	08/10/2021	08/10/2021	63,000,000	63,003,052
Royal Bank of Canada, 3 Month USD LIBOR + 0.05%(b)	0.225%	07/08/2021	10/08/2021	150,500,000	150,520,059
Royal Bank of Canada, 3 Month USD LIBOR + 0.09%(b)	0.221%	09/07/2021	12/07/2021	150,000,000	150,052,635
Sumitomo Mitsui Banking Corp.(a)	0.200%	08/20/2021	08/20/2021	100,000,000	100,016,988
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.04%(b)	0.215%	07/06/2021	01/04/2022	47,000,000	47,004,802
Sumitomo Mitsui Banking Corp., SOFR + 0.14%(b)	0.190%	07/01/2021	07/22/2021	100,000,000	100,006,720
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.06%(b)	0.236%	08/05/2021	11/05/2021	$ 150,000,000	$ 150,020,652
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.08%(b)	0.226%	09/29/2021	12/29/2021	175,000,000	175,060,874
Swedbank AB(a)	0.060%	07/07/2021	07/07/2021	100,000,000	100,000,000
Toronto Dominion Bank, 3 Month USD LIBOR + 0.04%(b)	0.215%	07/06/2021	10/05/2021	175,000,000	175,018,464
TOTAL CERTIFICATES OF DEPOSIT					3,241,667,540
FINANCIAL COMPANY COMMERCIAL PAPER—24.5%
Caisse D'Amortissement de la Dette Sociale(a)	0.090%	10/12/2021	10/12/2021	100,000,000	99,968,511
Canadian Imperial Bank of Commerce(a)	0.050%	07/02/2021	07/02/2021	100,000,000	99,999,556
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	0.186%	08/03/2021	02/03/2022	182,000,000	182,000,000
Credit Industriel et Commercial(a)	0.160%	03/07/2022	03/07/2022	120,000,000	119,874,167
DBS Bank Ltd.(a)	0.130%	09/20/2021	09/20/2021	48,000,000	47,986,333
DBS Bank Ltd.(a)	0.140%	07/21/2021	07/21/2021	100,000,000	99,993,933
DBS Bank Ltd.(a)	0.150%	09/03/2021	09/03/2021	50,000,000	49,989,799
DBS Bank Ltd.(a)	0.175%	11/03/2021	11/03/2021	50,000,000	49,973,750
HSBC Bank PLC(a)	0.230%	10/26/2021	10/26/2021	75,000,000	74,948,867
HSBC Bank PLC(a)	0.280%	11/17/2021	11/17/2021	49,500,000	49,459,575
HSBC Bank PLC(a)	0.290%	12/01/2021	12/01/2021	150,000,000	149,868,459
HSBC Bank PLC, 3 Month USD LIBOR + 0.14%(b)	0.315%	07/06/2021	10/06/2021	150,000,000	150,000,000
Lloyds Bank PLC(a)	0.150%	07/02/2021	07/02/2021	83,500,000	83,499,675
Lloyds Bank PLC(a)	0.155%	08/02/2021	08/02/2021	80,000,000	79,993,400
National Australia Bank Ltd., 3 Month USD LIBOR(b)	0.176%	08/03/2021	11/03/2021	150,000,000	149,999,997
Natixis(a)	0.205%	10/20/2021	10/20/2021	55,000,000	54,983,744
Nederlandse Waterschapsbank NV(a)	0.205%	07/06/2021	07/06/2021	150,000,000	149,998,000
Oversea-Chinese Banking Corp. Ltd., 3 Month USD LIBOR + 0.05%(b)	0.218%	08/12/2021	08/12/2021	120,000,000	120,000,000
Oversea-Chinese Banking Corp. Ltd., 3 Month USD LIBOR(b)	0.176%	08/03/2021	11/03/2021	99,000,000	99,000,000
Royal Bank of Canada(a)	0.240%	04/14/2022	04/14/2022	140,000,000	139,770,400
Societe Generale(a)	0.125%	12/13/2021	12/13/2021	100,000,000	99,934,983
Societe Generale(a)	0.155%	08/05/2021	08/05/2021	87,000,000	86,994,432
Societe Generale(a)	0.195%	11/01/2021	11/01/2021	191,000,000	190,926,975
Societe Generale(a)	0.240%	07/06/2021	07/06/2021	74,000,000	73,999,136
Societe Generale, 3 Month USD LIBOR + 0.10%(b)	0.186%	08/02/2021	08/02/2021	100,000,000	100,000,000
Svenska Handelsbanken AB, 3 Month USD LIBOR(b)	0.176%	07/26/2021	10/25/2021	94,000,000	93,996,997
Swedbank AB(a)	0.060%	07/01/2021	07/01/2021	165,000,000	164,999,634
Swedbank AB(a)	0.060%	07/06/2021	07/06/2021	100,000,000	99,998,667
Swedbank AB(a)	0.170%	09/03/2021	09/03/2021	185,000,000	184,972,609
Toronto Dominion Bank(a)	0.080%	07/01/2021	07/01/2021	155,000,000	154,999,656
Toyota Motor Finance, 3 Month USD LIBOR + 0.07%(b)	0.245%	07/12/2021	07/12/2021	130,000,000	130,000,000
UBS AG, 3 Month USD LIBOR + 0.07%(b)	0.245%	07/05/2021	10/04/2021	150,000,000	150,003,502
United Overseas Bank Ltd.(a)	0.150%	03/16/2022	03/16/2022	100,000,000	99,887,767
United Overseas Bank Ltd.(a)	0.180%	02/23/2022	02/23/2022	100,000,000	99,900,172
Westpac Banking Corp., 3 Month USD LIBOR + 0.10%(b)	0.180%	08/09/2021	02/07/2022	75,000,000	74,995,460
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,856,918,156
OTHER NOTES—24.5%
ABN Amro Bank NV(a)	0.080%	07/01/2021	07/01/2021	125,000,000	125,000,000
ABN Amro Bank NV(a)	0.090%	07/02/2021	07/02/2021	300,000,000	300,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.080%	07/01/2021	07/01/2021	435,000,000	435,000,000
Bank of America NA, Bloomberg Short-Term Bank Yield Index + 0.18%(b)	0.222%	07/20/2021	10/20/2021	78,400,000	78,384,320
Bank of Montreal(a)	0.080%	07/02/2021	07/02/2021	200,000,000	200,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Bank of Nova Scotia(a)	0.090%	07/06/2021	07/06/2021	$ 150,000,000	$ 150,000,000
Canadian Imperial Bank of Commerce(a)	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
Citibank NA(a)	0.140%	07/01/2021	07/01/2021	250,000,000	250,000,000
Credit Agricole Corporate & Investment Bank(a)	0.060%	07/01/2021	07/01/2021	105,000,000	105,000,000
ING Bank NV(a)	0.100%	07/07/2021	07/07/2021	200,000,000	200,000,000
KBC Bank NV(a)	0.090%	07/01/2021	07/01/2021	350,000,000	350,000,000
Mizuho Bank Ltd.(a)	0.080%	07/01/2021	07/01/2021	350,000,000	350,000,000
National Bank of Canada(a)	0.060%	07/06/2021	07/06/2021	100,000,000	100,000,000
NRW.BANK(a)	0.060%	07/06/2021	07/06/2021	150,000,000	150,000,000
Royal Bank of Canada(a)	0.050%	07/01/2021	07/01/2021	175,000,000	175,000,000
Skandinaviska Enskilda Banken AB(a)	0.040%	07/01/2021	07/01/2021	535,000,000	535,000,000
Svenska Handelsbanken AB(a)	0.030%	07/01/2021	07/01/2021	138,332,000	138,332,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.06%(b)	0.235%	07/01/2021	10/01/2021	125,000,000	125,024,197
TOTAL OTHER NOTES					3,866,740,517
TREASURY DEBT—5.4%
U.S. Treasury Bill(a)	0.005%	07/13/2021	07/13/2021	100,000,000	99,998,542
U.S. Treasury Bill(a)	0.025%	09/09/2021	09/09/2021	150,000,000	149,986,437
U.S. Treasury Bill(a)	0.030%	10/12/2021	10/12/2021	125,000,000	124,983,906
U.S. Treasury Bill(a)	0.038%	12/09/2021	12/09/2021	149,960,000	149,924,791
U.S. Treasury Bill(a)	0.058%	08/19/2021	08/19/2021	125,000,000	124,992,302
U.S. Treasury Bill(a)	0.061%	09/02/2021	09/02/2021	100,000,000	99,991,425
U.S. Treasury Bill(a)	0.085%	07/29/2021	07/29/2021	100,300,000	100,296,372
TOTAL TREASURY DEBT					850,173,775
TREASURY REPURCHASE AGREEMENTS—1.3%
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 1.250% due 06/30/2028, valued at $204,000,063); expected proceeds $200,000,278	0.050%	07/01/2021	07/01/2021	200,000,000	200,000,000
OTHER REPURCHASE AGREEMENTS—11.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal National Mortgage Associations, 2.500% – 3.000% due 03/01/2050 – 06/01/2051, and various Corporate Bonds, 0.000% due 09/01/2021 – 03/28/2022, valued at $213,299,200); expected proceeds $209,000,581	0.100%	07/01/2021	07/01/2021	209,000,000	209,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.550% – 5.000% due 01/11/2022 – 06/15/2061, valued at $109,675,615); expected proceeds $100,054,306	0.230%	07/01/2021	07/01/2021	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2021 (collateralized by various Corporate Bonds, 0.000% – 8.750% due 05/15/2022 – 06/04/2081, valued at $143,750,000); expected proceeds $125,093,750(c)	0.450%	07/01/2021	08/17/2021	125,000,000	125,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $301,073,610); expected proceeds $275,001,604	0.210%	07/01/2021	07/01/2021	275,000,000	275,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $287,301,902); expected proceeds $266,001,699	0.230%	07/01/2021	07/01/2021	266,000,000	266,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by various Corporate Bonds, 1.188% – 7.500% due 07/12/2021 – 01/21/2051, valued at $27,650,434); expected proceeds $25,000,681	0.140%	07/06/2021	07/06/2021	$ 25,000,000	$ 25,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 1.990% – 6.500% due 08/01/2023 – 03/15/2027, valued at $127,508,023); expected proceeds $117,204,978(c)	0.530%	07/01/2021	10/08/2021	117,000,000	117,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $110,160,002); expected proceeds $102,045,220(c)	0.380%	07/01/2021	08/11/2021	102,000,000	102,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/17/2021 (collateralized by various Common Stocks, valued at $162,000,001); expected proceeds $150,142,500(c)	0.380%	07/01/2021	09/15/2021	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 5.000% due 06/15/2023 – 07/01/2027, valued at $139,665,478); expected proceeds $127,005,186	0.210%	07/01/2021	07/01/2021	127,000,000	127,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 9.000% due 12/01/2021 – 02/15/2028, valued at $164,653,006); expected proceeds $150,164,125(c)	0.390%	07/01/2021	10/08/2021	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 9.000% due 11/01/2022 – 12/15/2026, valued at $43,999,888); expected proceeds $40,046,367(c)	0.390%	07/01/2021	10/15/2021	40,000,000	40,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 1.450% – 3.625% due 11/02/2021 – 05/12/2031, valued at $84,087,552); expected proceeds $78,000,455	0.210%	07/01/2021	07/01/2021	78,000,000	78,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Corporate Bonds, 0.250% – 1.875% due 07/19/2022 – 05/14/2030, valued at $98,940,543); expected proceeds $97,000,485	0.180%	07/01/2021	07/01/2021	97,000,000	97,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,861,000,000
TOTAL INVESTMENTS –100.0% (Cost $15,772,231,520)(d)					15,773,316,779
Other Assets in Excess of Liabilities —0.0%(e)					1,009,373
NET ASSETS –100.0%					$15,774,326,152

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $684,000,000 or 4.3% of net assets as of June 30, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount shown represents less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,896,816,791	$—	$ 1,896,816,791
Certificates of Deposit	—	3,241,667,540	—	3,241,667,540
Financial Company Commercial Paper	—	3,856,918,156	—	3,856,918,156
Other Notes	—	3,866,740,517	—	3,866,740,517
Treasury Debt	—	850,173,775	—	850,173,775
Treasury Repurchase Agreements	—	200,000,000	—	200,000,000
Other Repurchase Agreements	—	1,861,000,000	—	1,861,000,000
Total Investments	$—	$15,773,316,779	$—	$15,773,316,779
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$13,712,316,779
Repurchase agreements, at value	2,061,000,000
Total Investments	15,773,316,779
Interest receivable — unaffiliated issuers	2,246,618
TOTAL ASSETS	15,775,563,397
LIABILITIES
Due to custodian	551
Advisory and administrator fee payable	637,325
Custody, sub-administration and transfer agent fees payable	504,698
Professional fees payable	56,225
Accrued expenses and other liabilities	38,446
TOTAL LIABILITIES	1,237,245
NET ASSETS	$15,774,326,152
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 13,711,231,520
Repurchase agreements	2,061,000,000
Total cost of investments	$15,772,231,520
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$14,916,912
EXPENSES
Advisory and administrator fee	3,993,954
Custodian, sub-administrator and transfer agent fees	1,044,658
Trustees’ fees and expenses	82,276
Professional fees and expenses	77,702
Printing and postage fees	12,014
Insurance expense	2,141
Miscellaneous expenses	14,341
TOTAL EXPENSES	5,227,086
NET INVESTMENT INCOME (LOSS)	$ 9,689,826
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	216,922
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	609,585
NET REALIZED AND UNREALIZED GAIN (LOSS)	826,507
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,516,333
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,689,826	$ 123,842,378
Net realized gain (loss)	216,922	(1,520,746)
Net change in unrealized appreciation/depreciation	609,585	(956,675)
Net increase (decrease) in net assets resulting from operations	10,516,333	121,364,957
CAPITAL TRANSACTIONS
Contributions	18,437,269,524	54,032,428,427
Withdrawals	(18,801,013,519)	(59,652,398,320)
Net increase (decrease) in net assets from capital transactions	(363,743,995)	(5,619,969,893)
Net increase (decrease) in net assets during the period	(353,227,662)	(5,498,604,936)
Net assets at beginning of period	16,127,553,814	21,626,158,750
NET ASSETS AT END OF PERIOD	$ 15,774,326,152	$ 16,127,553,814
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.07%	0.77%	2.38%	2.06%	0.96%	0.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,774,326	$16,127,554	$21,626,159	$11,196,385	$9,941,806	$8,272,653
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.07%	0.07%	0.06%	0.07%
Net investment income (loss)	0.12%(b)	0.72%	2.29%	2.05%	1.11%	0.49%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
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In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
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The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Portfolio had invested in repurchase agreements with the gross values of $2,061,000,000 and associated collateral equal to $2,217,765,316.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
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5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$15,772,231,520	$1,161,166	$75,907	$1,085,259
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
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market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,000.70	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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OTHER INFORMATION  (continued)
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other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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OTHER INFORMATION  (continued)
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Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
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OTHER INFORMATION  (continued)
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Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three-, five- and ten-year periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 5-year periods and was equal to the median of its Performance Group for the 3- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to its Lipper Index for the 1-year period and above its Lipper Index for the 3-, 5- and 10-year periods.
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OTHER INFORMATION  (continued)
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On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street ESG Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$1,263,250,494
Receivable from Adviser	82,159
TOTAL ASSETS	1,263,332,653
LIABILITIES
Administration fees payable	68,300
Shareholder servicing fee payable	140
Transfer agent fees payable	95,873
Registration and filing fees payable	64,839
Professional fees payable	9,427
Printing and postage fees payable	10,848
Distribution payable	11,116
Accrued expenses and other liabilities	73
TOTAL LIABILITIES	260,616
NET ASSETS	$1,263,072,037
NET ASSETS CONSIST OF:
Paid-in Capital	$ 1,263,110,397
Total distributable earnings (loss)	(38,360)
NET ASSETS	$1,263,072,037
Institutional Class
Net Assets	$ 5,519,277
Shares Outstanding	5,517,811
Net asset value, offering and redemption price per share	$ 1.0003
Investor Class
Net Assets	$ 50,017
Shares Outstanding	50,001
Net asset value, offering and redemption price per share	$ 1.0003
Premier Class
Net Assets	$1,257,502,743
Shares Outstanding	1,257,176,511
Net asset value, offering and redemption price per share	$ 1.0003
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$1,263,166,739
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$1,043,780
Expenses allocated from affiliated Portfolio	(451,714)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	592,066
EXPENSES
Administration fees
Institutional Class	4,337
Investor Class	13
Premier Class	297,181
Shareholder servicing fees
Institutional Class	2,603
Investor Class	20
Custodian fees	32,632
Trustees’ fees and expenses	10,528
Transfer agent fees	103,744
Registration and filing fees	29,781
Professional fees and expenses	9,660
Printing and postage fees	3,025
Insurance expense	1,029
Miscellaneous expenses	8,851
TOTAL EXPENSES	503,404
Expenses waived/reimbursed by the Adviser	(469,969)
NET EXPENSES	33,435
NET INVESTMENT INCOME (LOSS)	$ 558,631
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	12,805
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	53,569
NET REALIZED AND UNREALIZED GAIN (LOSS)	66,374
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 625,005
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 558,631	$ 4,467,362
Net realized gain (loss)	12,805	(133,115)
Net change in unrealized appreciation/depreciation	53,569	29,435
Net increase (decrease) in net assets resulting from operations	625,005	4,363,682
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(5,969)	(12,900)
Investor Class	(3)	(243)
Premier Class	(554,463)	(4,456,306)
Total distributions to shareholders	(560,435)	(4,469,449)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Institutional Class
Shares sold	—	43,981,001
Shares redeemed	(17,505,250)	(21,004,700)
Net increase (decrease) from capital share transactions	(17,505,250)	22,976,301
Investor Class
Shares sold	—	1
Net increase (decrease) from capital share transactions	—	1
Premier Class
Shares sold	1,227,327,758	1,281,426,291
Reinvestment of distributions	484,721	4,166,367
Shares redeemed	(873,630,640)	(1,263,449,501)
Net increase (decrease) from capital share transactions	354,181,839	22,143,157
Net increase (decrease) in net assets from beneficial interest transactions	336,676,589	45,119,459
Net increase (decrease) in net assets during the period	336,741,159	45,013,692
Net assets at beginning of period	926,330,878	881,317,186
NET ASSETS AT END OF PERIOD	$1,263,072,037	$ 926,330,878
SHARES OF BENEFICIAL INTEREST:
Institutional Class
Shares sold	—	43,967,811
Shares redeemed	(17,500,000)	(21,000,000)
Net increase (decrease) from share transactions	(17,500,000)	22,967,811
Investor Class
Shares sold	—	1
Net increase (decrease) from share transactions	0	1
Premier Class
Shares sold	1,226,992,795	1,281,529,901
Reinvestment of distributions	484,583	4,166,376
Shares redeemed	(873,373,455)	(1,263,838,658)
Net increase (decrease) from share transactions	354,103,923	21,857,619
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0002	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0003	0.0054	0.0006
Net realized and unrealized gain (loss)	0.0001	0.0002	0.0000(b)
Total from investment operations	0.0004	0.0056	0.0006
Distributions to shareholders from:
Net investment income	(0.0003)	(0.0054)	(0.0006)
Net asset value, end of period	$ 1.0003	$ 1.0002	$ 1.0000
Total return (c)	0.04%	0.56%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 5,519	$ 23,023	$ 50
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.22%	0.31%(d)
Net expenses	0.11%(d)	0.11%	0.11%(d)
Net investment income (loss)	0.07%(d)	0.12%	1.85%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0002	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0049	0.0006
Net realized and unrealized gain (loss)	0.0001	0.0002	0.0000(b)
Total from investment operations	0.0002	0.0051	0.0006
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0049)	(0.0006)
Total distributions	(0.0001)	(0.0049)	(0.0006)
Net asset value, end of period	$ 1.0003	$ 1.0002	$ 1.0000
Total return (c)	0.02%	0.51%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.23%(d)	0.29%	0.36%(d)
Net expenses	0.16%(d)	0.16%	0.16%(d)
Net investment income (loss)	0.02%(d)	0.49%	1.80%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	For the Period 12/04/2019 *- 12/31/19
Net asset value, beginning of period	$ 1.0002	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0005	0.0058	0.0013
Net realized and unrealized gain (loss)	0.0001	0.0002	0.0000(b)
Total from investment operations	0.0006	0.0060	0.0013
Distributions to shareholders from:
Net investment income	(0.0005)	(0.0058)	(0.0013)
Total distributions	(0.0005)	(0.0058)	(0.0013)
Net asset value, end of period	$ 1.0003	$ 1.0002	$ 1.0000
Total return (c)	0.06%	0.60%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,257,503	$903,258	$881,217
Ratios to Average Net Assets:
Total expenses	0.16%(d)	0.21%	0.23%(d)
Net expenses	0.08%(d)	0.08%	0.08%(d)
Net investment income (loss)	0.09%(d)	0.61%	1.75%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street ESG Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class	December 4, 2019 December 20, 2019 Not commenced Not commenced December 20, 2019	Diversified
The Fund was formed on December 3, 2019 and commenced operations on December 4, 2019.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended June 30, 2021, the Adviser contractually waived fees in the amount of $228,737.
Additionally, the Adviser currently intends to voluntarily waive a portion of its fees and/or reimburse the Fund in the annualized amount of 0.04% of the average daily net assets on an annual basis -- this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2021, the Adviser voluntarily waived expenses in the amount of $241,232.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
There were not any such waivers or reimbursements by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2021.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares and Investor Class shares made payments for these services at an annual rate up to 0.03% and 0.08%, respectively, of the eligible average daily net assets of Institutional Class shares and Investor Class shares, respectively. During the period ended June 30, 2021, the Fund’s Institutional Class shares and Investor Class shares paid SSGA FD $2,603 and $20, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Fund	$1,263,166,739	$83,755	$—	$83,755
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street ESG Liquid Reserves Fund
Institutional Class(a)	0.11%	$1,000.40	$0.55	$1,024.20	$0.55
Investor Class(a)	0.16	1,000.20	0.79	1,024.00	0.80
Premier Class(a)	0.08	1,000.60	0.40	1,024.40	0.40
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street ESG Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
___________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one- year period ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advise relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street ESG Liquid Reserves Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street ESG Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or Fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2021

		% of Net Assets
	Financial Company Commercial Paper	25.9%
	Certificates of Deposit	20.6
	Government Agency Repurchase Agreements	18.5
	Other Notes	10.2
	Other Repurchase Agreements	10.0
	Asset Backed Commercial Paper	9.0
	Treasury Repurchase Agreements	3.0
	Treasury Debt	2.8
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	38.1%
2 to 30 Days	11.7
31 to 60 Days	9.6
61 to 90 Days	6.7
Over 90 Days	33.9
Total	100.0%
Average days to maturity	43
Weighted average life	65
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—9.0%
Alinghi Funding Co. LLC(a)	0.260%	07/23/2021	07/23/2021	$ 4,000,000	$ 3,999,765
Alinghi Funding Co. LLC(a)	0.260%	09/16/2021	09/16/2021	10,000,000	9,997,486
Antalis SA(a)	0.140%	10/01/2021	10/01/2021	10,000,000	9,996,073
Antalis SA(a)	0.150%	09/02/2021	09/02/2021	5,000,000	4,998,818
Barton Capital SA(a)	0.070%	07/01/2021	07/01/2021	10,000,000	9,999,978
Britannia Funding Co. LLC(a)	0.210%	08/16/2021	08/16/2021	8,000,000	7,998,632
Britannia Funding Co. LLC(a)	0.210%	08/24/2021	08/24/2021	10,000,000	9,997,907
Britannia Funding Co. LLC(a)	0.220%	09/10/2021	09/10/2021	5,000,000	4,998,520
Britannia Funding Co. LLC(a)	0.260%	07/21/2021	07/21/2021	10,000,000	9,999,358
Columbia Funding Co. LLC(a)	0.200%	10/13/2021	10/13/2021	9,000,000	8,995,406
Columbia Funding Co. LLC(a)	0.240%	07/08/2021	07/08/2021	8,000,000	7,999,858
Mackinac Funding Co. LLC(a)	0.170%	01/12/2022	01/12/2022	7,000,000	6,992,454
Mackinac Funding Co. LLC(a)	0.200%	08/24/2021	08/24/2021	2,000,000	1,999,551
Mont Blanc Capital Corp.(a)	0.070%	07/01/2021	07/01/2021	7,558,000	7,557,983
Mont Blanc Capital Corp.(a)	0.110%	10/12/2021	10/12/2021	8,000,000	7,997,111
TOTAL ASSET BACKED COMMERCIAL PAPER					113,528,900
CERTIFICATES OF DEPOSIT—20.6%
Bank of Montreal(a)	0.190%	07/19/2021	07/19/2021	10,000,000	10,000,564
Bank of Montreal, 1 Month USD LIBOR + 0.12%(b)	0.195%	07/16/2021	09/16/2021	2,000,000	2,000,430
Bank of Montreal, 3 Month USD LIBOR + 0.02%(b)	0.180%	08/11/2021	02/11/2022	10,000,000	10,000,000
Bank of Montreal, Bloomberg Short-Term Bank Yield Index + 0.12%(b)	0.181%	07/01/2021	12/01/2021	3,500,000	3,499,300
Bank of Nova Scotia, 3 Month USD LIBOR + 0.03%(b)	0.205%	07/08/2021	10/08/2021	4,500,000	4,500,490
Bank of Nova Scotia, 3 Month USD LIBOR + 0.05%(b)	0.226%	08/05/2021	08/05/2021	3,000,000	3,000,198
Bank of Nova Scotia, SOFR + 0.17%(b)	0.220%	07/01/2021	02/25/2022	11,000,000	11,002,924
Canadian Imperial Bank of Commerce(a)	0.150%	03/14/2022	03/14/2022	10,000,000	9,999,001
Canadian Imperial Bank of Commerce(a)	0.270%	01/04/2022	01/04/2022	9,000,000	9,006,426
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.02%(b)	0.170%	08/23/2021	11/23/2021	10,000,000	10,001,183
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.215%	07/01/2021	10/01/2021	2,000,000	2,000,303
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.05%(b)	0.212%	08/09/2021	08/09/2021	7,000,000	7,000,517
KBC Bank NV(a)	0.080%	07/01/2021	07/01/2021	25,000,000	25,000,000
Mitsubishi UFJ Trust and Banking Corp.(a)	0.200%	08/06/2021	08/06/2021	10,000,000	10,001,130
MUFG Bank Ltd.(a)	0.230%	07/21/2021	07/21/2021	3,000,000	3,000,290
MUFG Bank Ltd.(a)	0.240%	10/27/2021	10/27/2021	7,000,000	7,003,259
MUFG Bank Ltd.(a)	0.240%	01/20/2022	01/20/2022	10,000,000	10,004,298
Natixis(a)	0.200%	10/20/2021	10/20/2021	6,000,000	6,001,772
Royal Bank of Canada, 3 Month USD LIBOR + 0.02%(b)	0.155%	08/31/2021	11/30/2021	8,000,000	8,000,662
Royal Bank of Canada, 3 Month USD LIBOR + 0.06%(b)	0.236%	08/05/2021	11/05/2021	4,000,000	4,000,840
Royal Bank of Canada, 3 Month USD LIBOR + 0.11%(b)	0.228%	09/16/2021	12/16/2021	5,000,000	5,002,290
Royal Bank of Canada, SOFR + 0.20%(b)	0.250%	07/01/2021	10/01/2021	3,400,000	3,401,227
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.04%(b)	0.200%	08/11/2021	08/11/2021	2,200,000	2,200,147
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR(b)	0.176%	08/03/2021	11/03/2021	10,000,000	9,999,661
Societe Generale(a)	0.140%	11/24/2021	11/24/2021	5,000,000	5,000,224
Standard Chartered Bank, 3 Month USD LIBOR + 0.02%(b)	0.149%	09/03/2021	09/03/2021	12,500,000	12,499,781
Standard Chartered Bank, 3 Month USD LIBOR + 0.03%(b)	0.177%	09/27/2021	10/01/2021	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank(a)	0.170%	07/02/2021	07/02/2021	3,000,000	3,000,035
Sumitomo Mitsui Trust Bank(a)	0.190%	10/06/2021	10/06/2021	10,000,000	10,002,421
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.01%(b)	0.166%	08/17/2021	11/17/2021	10,000,000	9,999,622
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.05%(b)	0.200%	08/23/2021	08/23/2021	$ 8,000,000	$ 8,000,577
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.06%(b)	0.236%	08/05/2021	11/05/2021	7,000,000	7,000,964
Toronto Dominion Bank, 3 Month USD LIBOR + 0.01%(b)	0.141%	09/07/2021	09/07/2021	9,500,000	9,500,176
Westpac Banking Corp., 3 Month USD LIBOR + 0.01%(b)	0.186%	07/22/2021	01/24/2022	5,000,000	5,000,000
Westpac Banking Corp. 3 Month USD LIBOR(b)	0.156%	08/16/2021	11/16/2021	10,000,000	10,000,000
TOTAL CERTIFICATES OF DEPOSIT					260,630,712
FINANCIAL COMPANY COMMERCIAL PAPER—25.9%
ABN AMRO Funding USA LLC(a)	0.150%	07/07/2021	07/07/2021	15,000,000	14,999,650
ABN AMRO Funding USA LLC(a)	0.165%	10/01/2021	10/01/2021	10,000,000	9,996,073
Bank of Nova Scotia(a)	0.230%	04/07/2022	04/07/2022	5,000,000	4,993,560
Canadian Imperial Bank of Commerce(a)	0.210%	07/07/2021	07/07/2021	4,000,000	3,999,938
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.215%	07/07/2021	10/07/2021	10,000,000	10,001,319
DBS Bank Ltd.(a)	0.170%	10/25/2021	10/25/2021	10,000,000	9,995,190
HSBC Bank PLC(a)	0.220%	12/08/2021	12/08/2021	10,000,000	9,991,279
HSBC Bank PLC(a)	0.270%	02/03/2022	02/03/2022	10,000,000	9,988,918
HSBC Bank PLC(a)	0.290%	12/01/2021	12/01/2021	12,000,000	11,989,477
ING U.S. Funding LLC(a)	0.170%	08/27/2021	08/27/2021	10,000,000	9,998,550
ING U.S. Funding LLC(a)	0.220%	10/12/2021	10/12/2021	10,000,000	9,996,851
Lloyds Bank Corporate Markets PLC(a)	0.160%	03/07/2022	03/07/2022	13,000,000	12,985,285
Lloyds Bank PLC(a)	0.150%	07/02/2021	07/02/2021	6,000,000	5,999,977
LVMH Moet Hennessy Louis Vuitton SE(a)	0.140%	07/26/2021	07/26/2021	15,000,000	14,999,122
LVMH Moet Hennessy Louis Vuitton SE(a)	0.140%	08/12/2021	08/12/2021	15,000,000	14,998,387
National Australia Bank Ltd., 1 Month USD LIBOR + 0.08%(b)	0.173%	07/19/2021	07/19/2021	7,000,000	7,000,293
National Australia Bank Ltd., 3 Month USD LIBOR + 0.06%(b)	0.222%	08/10/2021	11/10/2021	8,000,000	8,001,719
National Australia Bank Ltd. 3 Month USD LIBOR(b)	0.170%	08/09/2021	11/08/2021	5,000,000	5,000,000
Natixis(a)	0.200%	12/06/2021	12/06/2021	10,000,000	9,995,628
Natixis(a)	0.205%	10/20/2021	10/20/2021	4,000,000	3,998,818
Natixis(a)	0.210%	01/03/2022	01/03/2022	10,000,000	9,993,559
Royal Bank of Canada, 3 Month USD LIBOR + 0.06%(b)	0.244%	07/28/2021	10/28/2021	2,000,000	2,000,386
Skandinaviska Enskilda Banken AB(a)	0.170%	09/08/2021	09/08/2021	10,000,000	9,998,308
Societe Generale(a)	0.200%	10/28/2021	10/28/2021	5,000,000	4,998,167
Societe Generale(a)	0.240%	07/06/2021	07/06/2021	3,000,000	2,999,965
Societe Generale(a)	0.240%	07/08/2021	07/08/2021	6,000,000	5,999,907
Svenska Handelsbanken AB 3 Month USD LIBOR(b)	0.162%	08/09/2021	11/08/2021	5,000,000	4,999,642
Toronto Dominion Bank(a)	0.080%	07/01/2021	07/01/2021	15,000,000	14,999,967
Toronto Dominion Bank(a)	0.210%	06/23/2022	06/23/2022	6,000,000	5,988,186
Toronto Dominion Bank(a)	0.240%	05/03/2022	05/03/2022	10,000,000	9,984,053
Toyota Finance Australia Ltd.(a)	0.150%	07/07/2021	07/07/2021	15,000,000	14,999,767
UBS AG(a)	0.300%	12/13/2021	12/13/2021	6,000,000	5,995,269
UBS AG, 3 Month USD LIBOR + 0.10%(b)	0.276%	08/05/2021	11/05/2021	5,000,000	5,000,236
UBS AG, 3 Month USD LIBOR + 0.12%(b)	0.295%	07/14/2021	10/14/2021	8,000,000	8,001,812
UBS AG, SOFR + 0.19%(b)	0.240%	07/01/2021	06/14/2022	12,000,000	12,000,236
Westpac Banking Corp., 3 Month USD LIBOR + 0.01%(b)	0.160%	08/23/2021	08/23/2021	10,000,000	10,000,288
Westpac Banking Corp., 3 Month USD LIBOR + 0.02%(b)	0.138%	09/16/2021	09/16/2021	10,000,000	10,000,633
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					326,890,415
OTHER NOTES—10.2%
Australia & New Zealand Banking Group Ltd.(a)	0.080%	07/01/2021	07/01/2021	15,000,000	15,000,000
Bank of America NA, Bloomberg Short-Term Bank Yield Index + 0.18%(b)	0.222%	07/20/2021	10/20/2021	6,000,000	5,998,800
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Bank of Montreal(a)	0.080%	07/02/2021	07/02/2021	$ 15,000,000	$ 15,000,000
Credit Agricole Corporate & Investment Bank(a)	0.060%	07/01/2021	07/01/2021	20,000,000	20,000,000
KBC Bank NV(a)	0.090%	07/01/2021	07/01/2021	20,000,000	20,000,000
Mizuho Bank Ltd.(a)	0.080%	07/01/2021	07/01/2021	22,340,000	22,340,000
Royal Bank of Canada(a)	0.050%	07/01/2021	07/01/2021	25,000,000	25,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.06%(b)	0.235%	07/01/2021	10/01/2021	5,000,000	5,000,968
TOTAL OTHER NOTES					128,339,768
TREASURY DEBT—2.8%
U.S. Treasury Bill(a)	0.004%	07/01/2021	07/01/2021	200,000	200,000
U.S. Treasury Bill(a)	0.050%	07/06/2021	07/06/2021	4,670,000	4,669,980
U.S. Treasury Bill(a)	0.053%	09/16/2021	09/16/2021	10,000,000	9,999,091
U.S. Treasury Bill(a)	0.090%	07/08/2021	07/08/2021	10,000,000	9,999,929
U.S. Treasury Bill(a)	0.093%	07/22/2021	07/22/2021	10,000,000	9,999,736
TOTAL TREASURY DEBT					34,868,736
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—18.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Federal Home Loan Mortgage Corporation Strips, 0.460% – 5.000% due 04/15/2036 – 09/15/2040, Federal Home Loan Mortgage Corporations, 3.717% – 4.462% due 10/25/2033 – 03/25/2047, and a Government National Mortgage Association, 1.834% due 04/20/2071, valued at $10,200,001); expected proceeds $10,000,014	0.050%	07/01/2021	07/01/2021	10,000,000	10,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation Strip, 6.500% due 06/01/2031, Federal National Mortgage Associations, 1.500% – 6.500% due 06/01/2036 – 06/01/2051, a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029, and a U.S. Treasury Note, 2.750% due 08/15/2021, valued at $51,000,041); expected proceeds $50,000,069	0.050%	07/01/2021	07/01/2021	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Government National Mortgage Associations, 2.500% – 3.500% due 07/15/2046 – 08/20/2046, valued at $20,400,956); expected proceeds $20,000,033	0.060%	07/01/2021	07/01/2021	20,000,000	20,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Government National Mortgage Association, 2.000% due 01/20/2051, valued at $37,740,001); expected proceeds $37,000,057	0.055%	07/01/2021	07/01/2021	37,000,000	37,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Federal National Mortgage Associations, 2.000% – 3.000% due 04/01/2051 – 07/01/2051, and Government National Mortgage Associations, 5.000% – 5.500% due 06/15/2037 – 02/15/2039, valued at $53,040,000); expected proceeds $52,000,072	0.050%	07/01/2021	07/01/2021	52,000,000	52,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 5.343% – 5.559% due 11/01/2030, a Government National Mortgage Association, 2.875% due 05/20/2028, a Resolution Funding Strip, 0.000% due 01/15/2030, U.S. Treasury Bills, 0.000% due 07/08/2021 – 10/07/2021, U.S. Treasury Bonds, 2.375% – 3.000% due 02/15/2047 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2029 – 02/15/2042, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 1.500% – 2.250% due 10/31/2021 – 11/15/2024, valued at $56,100,099); expected proceeds $55,000,076
	0.050%	07/01/2021	07/01/2021	$ 55,000,000	$ 55,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Tennessee Valley Authorities, 4.250% – 4.875% due 01/15/2048 – 09/15/2065, valued at $10,200,901); expected proceeds $10,000,015	0.055%	07/01/2021	07/01/2021	10,000,000	10,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					234,000,000
TREASURY REPURCHASE AGREEMENTS—3.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by a U.S. Treasury Bond, 4.375% due 11/15/2039, valued at $16,320,038); expected proceeds $16,029,353(c)	0.555%	07/01/2021	10/22/2021	16,000,000	16,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.750% – 3.375% due 05/15/2047 – 11/15/2048, valued at $22,590,772); expected proceeds $22,000,134	0.220%	07/01/2021	08/11/2021	22,000,000	22,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					38,000,000
OTHER REPURCHASE AGREEMENTS—10.0%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $21,600,003); expected proceeds $20,000,128	0.230%	07/01/2021	07/01/2021	20,000,000	20,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Common Stock, valued at $21,600,171); expected proceeds $20,000,117	0.210%	07/01/2021	07/01/2021	20,000,000	20,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $27,000,014); expected proceeds $25,000,160	0.230%	07/01/2021	07/01/2021	25,000,000	25,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2021 (collateralized by various Common Stocks, valued at $15,120,043); expected proceeds $14,024,527(c)	0.530%	07/01/2021	10/08/2021	14,000,000	14,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $16,200,015); expected proceeds $15,006,650(c)	0.380%	07/01/2021	08/11/2021	15,000,000	15,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by various Common Stocks, valued at $10,800,022); expected proceeds $10,009,500(c)	0.380%	07/01/2021	09/23/2021	10,000,000	10,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2021 (collateralized by various Common Stocks, valued at $18,360,003); expected proceeds $17,000,694	0.210%	07/01/2021	07/01/2021	$ 17,000,000	$ 17,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $6,480,002); expected proceeds $6,000,035	0.210%	07/01/2021	07/01/2021	6,000,000	6,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					127,000,000
TOTAL INVESTMENTS –100.0% (Cost $1,263,174,776)(d)					1,263,258,531
Other Assets in Excess of Liabilities —(0.0)%(e)					(7,033)
NET ASSETS –100.0%					$ 1,263,251,498
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $55,000,000 or 4.4% of net assets as of June 30, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount is less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 113,528,900	$—	$ 113,528,900
Certificates of Deposit	—	260,630,712	—	260,630,712
Financial Company Commercial Paper	—	326,890,415	—	326,890,415
Other Notes	—	128,339,768	—	128,339,768
Treasury Debt	—	34,868,736	—	34,868,736
Government Agency Repurchase Agreements	—	234,000,000	—	234,000,000
Treasury Repurchase Agreements	—	38,000,000	—	38,000,000
Other Repurchase Agreements	—	127,000,000	—	127,000,000
Total Investments	$—	$1,263,258,531	$—	$1,263,258,531
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$ 864,258,531
Repurchase agreements, at value and amortized cost	399,000,000
Total Investments	1,263,258,531
Cash	242
Interest receivable — unaffiliated issuers	127,461
TOTAL ASSETS	1,263,386,234
LIABILITIES
Advisory fee payable	51,912
Custodian, sub-administrator and transfer agent fees payable	55,474
Professional fees payable	17,135
Accrued expenses and other liabilities	10,215
TOTAL LIABILITIES	134,736
NET ASSETS	$1,263,251,498
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 864,174,776
Repurchase agreements	399,000,000
Total cost of investments	$1,263,174,776
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,046,191
EXPENSES
Advisory fee	301,482
Custodian, sub-administrator and transfer agent fees	111,820
Trustees’ fees and expenses	15,361
Professional fees and expenses	18,391
Printing and postage fees	4,507
Insurance expense	78
Miscellaneous expenses	75
TOTAL EXPENSES	451,714
NET INVESTMENT INCOME (LOSS)	$ 594,477
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,805
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	53,569
NET REALIZED AND UNREALIZED GAIN (LOSS)	66,374
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 660,851
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 594,477	$ 4,450,704
Net realized gain (loss)	12,805	(133,114)
Net change in unrealized appreciation/depreciation	53,569	29,435
Net increase (decrease) in net assets resulting from operations	660,851	4,347,025
CAPITAL TRANSACTIONS
Contributions	1,075,403,519	1,370,984,362
Withdrawals	(739,280,724)	(1,330,160,138)
Net increase (decrease) in net assets from capital transactions	336,122,795	40,824,224
Net increase (decrease) in net assets during the period	336,783,646	45,171,249
Net assets at beginning of period	926,467,852	881,296,603
NET ASSETS AT END OF PERIOD	$1,263,251,498	$ 926,467,852
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	For the Period 12/04/19*- 12/31/19
Total return (a)	0.06%	0.59%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,263,251	$926,468	$881,297
Ratios to average net assets:
Total expenses	0.07%(b)	0.08%	0.11%(b)
Net investment income (loss)	0.10%(b)	0.60%	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Portfolio had invested in repurchase agreements with the gross values of $399,000,000 and associated collateral equal to $414,753,083.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.07%	$1,000.60	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
_________________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-year period ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
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STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
21

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
22

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGSAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$91,958,618,679
Receivable for fund shares sold	9,916,630
Receivable from Adviser	7,373,294
TOTAL ASSETS	91,975,908,603
LIABILITIES
Payable for fund shares repurchased	7,626,246
Administration fees payable	3,482,666
Shareholder servicing fee payable	594,282
Distribution fees payable	120,282
Transfer agent fees payable	28,755
Registration and filing fees payable	12
Professional fees payable	89,238
Printing fees payable	8,293
Distribution payable	448,121
Accrued expenses and other liabilities	157,619
TOTAL LIABILITIES	12,555,514
NET ASSETS	$91,963,353,089
NET ASSETS CONSIST OF:
Paid-in Capital	$91,963,287,553
Total distributable earnings (loss)	65,536
NET ASSETS	$91,963,353,089
Administration Class
Net Assets	$ 2,178,071,544
Shares Outstanding	2,178,201,518
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 2,508,013,450
Shares Outstanding	2,508,011,662
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 348,979,037
Shares Outstanding	348,985,656
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 1,093,196,141
Shares Outstanding	1,093,197,841
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$80,578,716,599
Shares Outstanding	80,578,953,677
Net asset value, offering and redemption price per share	$ 1.00
Class G
Net Assets	$ 5,256,376,318
Shares Outstanding	5,256,391,544
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 33,334,307
Expenses allocated from affiliated Portfolio	(26,621,414)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	6,712,893
EXPENSES
Administration fees
Administration Class	591,117
Institutional Class	602,003
Investment Class	103,268
Investor Class	270,803
Premier Class	17,936,142
Class G	241,762
Shareholder servicing fees
Administration Class	2,364,469
Institutional Class	361,202
Investment Class	516,340
Investor Class	433,284
Distribution fees
Administration Class	591,117
Investment Class	206,536
Custodian fees	23,247
Trustees’ fees and expenses	10,535
Transfer agent fees	62,266
Registration and filing fees	1,175,926
Professional fees and expenses	139,588
Printing and postage fees	50,246
Insurance expense	165,033
Miscellaneous expenses	165,878
TOTAL EXPENSES	26,010,762
Expenses waived/reimbursed by the Adviser	(31,019,546)
NET EXPENSES	(5,008,784)
NET INVESTMENT INCOME (LOSS)	$ 11,721,677
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	54,341
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 11,776,018
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,721,677	$ 259,529,268
Net realized gain (loss)	54,341	93,892
Net increase (decrease) in net assets resulting from operations	11,776,018	259,623,160
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(84,971)	(4,573,492)
Institutional Class	(351,523)	(7,925,882)
Investment Class	(12,904)	(1,429,968)
Investor Class	(36,771)	(2,914,910)
Premier Class	(10,447,804)	(226,016,609)
Class G	(794,331)	(16,804,900)
Total distributions to shareholders	(11,728,304)	(259,665,761)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	14,255,275,484	31,088,369,220
Reinvestment of distributions	13,915	1,480,888
Shares redeemed	(14,628,050,027)	(30,211,781,228)
Net increase (decrease) from capital share transactions	(372,760,628)	878,068,880
Institutional Class
Shares sold	18,766,823,379	48,481,712,594
Reinvestment of distributions	36,232	3,802,565
Shares redeemed	(17,608,245,757)	(48,086,318,494)
Net increase (decrease) from capital share transactions	1,158,613,854	399,196,665
Investment Class
Shares sold	513,563,264	1,624,760,440
Reinvestment of distributions	1,482	206,037
Shares redeemed	(647,601,107)	(1,659,948,146)
Net increase (decrease) from capital share transactions	(134,036,361)	(34,981,669)
Investor Class
Shares sold	15,610,051,648	20,279,658,576
Reinvestment of distributions	37,791	2,016,150
Shares redeemed	(15,453,873,935)	(20,070,819,894)
Net increase (decrease) from capital share transactions	156,215,504	210,854,832
Premier Class
Shares sold	591,967,841,049	1,167,028,226,175
Reinvestment of distributions	7,789,835	180,794,674
Shares redeemed	(579,001,677,373)	(1,152,430,920,049)
Net increase (decrease) from capital share transactions	12,973,953,511	14,778,100,800
Class G
Shares sold	29,294,502,355	58,771,955,180
Reinvestment of distributions	801,657	16,631,483
Shares redeemed	(30,064,140,355)	(56,370,538,959)
Net increase (decrease) from capital share transactions	(768,836,343)	2,418,047,704
Net increase (decrease) in net assets from beneficial interest transactions	13,013,149,537	18,649,287,212
Net increase (decrease) in net assets during the period	13,013,197,251	18,649,244,611
Net assets at beginning of period	78,950,155,838	60,300,911,227
NET ASSETS AT END OF PERIOD	$ 91,963,353,089	$ 78,950,155,838
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	14,255,275,484	31,088,369,220
Reinvestment of distributions	13,915	1,480,888
Shares redeemed	(14,628,050,027)	(30,211,781,228)
Net increase (decrease) from share transactions	(372,760,628)	878,068,880
Institutional Class
Shares sold	18,766,823,379	48,481,712,594
Reinvestment of distributions	36,232	3,802,565
Shares redeemed	(17,608,245,757)	(48,086,318,494)
Net increase (decrease) from share transactions	1,158,613,854	399,196,665
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
Investment Class
Shares sold	513,563,264	1,624,760,440
Reinvestment of distributions	1,482	206,037
Shares redeemed	(647,601,107)	(1,659,948,146)
Net increase (decrease) from share transactions	(134,036,361)	(34,981,669)
Investor Class
Shares sold	15,610,051,648	20,279,658,576
Reinvestment of distributions	37,791	2,016,150
Shares redeemed	(15,453,873,935)	(20,070,819,894)
Net increase (decrease) from share transactions	156,215,504	210,854,832
Premier Class
Shares sold	591,967,841,049	1,167,028,226,175
Reinvestment of distributions	7,789,835	180,794,674
Shares redeemed	(579,001,677,373)	(1,152,430,920,049)
Net increase (decrease) from share transactions	12,973,953,511	14,778,100,800
Class G
Shares sold	29,294,502,355	58,771,955,180
Reinvestment of distributions	801,657	16,631,483
Shares redeemed	(30,064,140,355)	(56,370,538,959)
Net increase (decrease) from share transactions	(768,836,343)	2,418,047,704
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/23/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0026	0.0186	0.0150	0.0054	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0026	0.0186	0.0150	0.0054	0.0001
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0026)	(0.0186)	(0.0150)	(0.0054)	(0.0001)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0000)(b)	(0.0026)	(0.0186)	(0.0150)	(0.0054)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.26%	1.88%	1.51%	0.54%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,178,072	$2,550,831	$1,672,762	$1,686,105	$1,909,670	$3,423,655
Ratios to Average Net Assets:
Total expenses	0.37%(e)	0.37%	0.37%	0.37%	0.37%	0.37%(e)
Net expenses	0.08%(e)	0.23%	0.37%	0.37%	0.37%	0.37%(e)
Net investment income (loss)	0.01%(e)	0.20%	1.87%	1.47%	0.50%	0.04%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 1/18/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0002	0.0037	0.0207	0.0170
Net realized gain (loss)	(0.0001)(b)	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0001	0.0037	0.0207	0.0170
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0037)	(0.0207)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.37%	2.09%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,508,013	$1,349,398	$950,202	$639,733
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.15%	0.15%(d)
Net expenses	0.05%(d)	0.14%	0.15%	0.15%(d)
Net investment income (loss)	0.03%(d)	0.42%	1.95%	1.71%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0025	0.0178	0.0140	0.0044	—(b)
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0025	0.0178	0.0140	0.0044	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0025)	(0.0178)	(0.0140)	(0.0044)	—(b)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0000)(b)	(0.0025)	(0.0178)	(0.0140)	(0.0044)	0.0000(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.25%	1.79%	1.40%	0.44%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$348,979	$483,015	$517,997	$380,085	$432,488	$903,050
Ratios to Average Net Assets:
Total expenses	0.47%(e)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.08%(e)	0.27%	0.45%	0.47%	0.47%	0.37%
Net investment income (loss)	0.01%(e)	0.32%	1.76%	1.42%	0.40%	0.00%(d)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 3/21/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0033	0.0203	0.0170	0.0071	0.0014
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0033	0.0203	0.0170	0.0071	0.0014
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0033)	(0.0203)	(0.0170)	(0.0071)	(0.0014)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0000)(b)	(0.0033)	(0.0203)	(0.0170)	(0.0071)	(0.0014)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.33%	2.05%	1.68%	0.71%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,093,196	$936,980	$726,126	$1,875,096	$1,245,204	$230,156
Ratios to Average Net Assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net expenses	0.07%(e)	0.18%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	0.01%(e)	0.35%	2.08%	1.68%	0.83%	0.21%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0002	0.0039	0.0211	0.0170	0.0079	0.0025
Net realized gain (loss)	(0.0001)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0001	0.0039	0.0211	0.0170	0.0079	0.0025
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0039)	(0.0211)	(0.0170)	(0.0079)	(0.0025)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0001)	(0.0039)	(0.0211)	(0.0170)	(0.0079)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.39%	2.13%	1.76%	0.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$80,578,717	$67,604,723	$52,826,660	$32,939,927	$38,921,503	$43,302,733
Ratios to Average Net Assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.05%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.03%(d)	0.33%	2.08%	1.74%	0.78%	0.27%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0002	0.0043	0.0215	0.0180	0.0082	0.0029
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	—	0.0001	0.0000(b)
Total from investment operations	0.0002	0.0043	0.0215	0.0180	0.0083	0.0029
Distributions to shareholders from:
Net investment income	(0.0002)	(0.0043)	(0.0215)	(0.0180)	(0.0083)	(0.0029)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0002)	(0.0043)	(0.0215)	(0.0180)	(0.0083)	(0.0029)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.02%	0.43%	2.17%	1.80%	0.83%	0.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,256,376	$6,025,209	$3,607,164	$3,065,834	$4,349,842	$581,991
Ratios to Average Net Assets:
Total expenses	0.08%(d)	0.08%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.05%(d)	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	0.03%(d)	0.37%	2.12%	1.74%	0.95%	0.29%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Investment Class Investor Class Institutional Class Premier Class Select Class Class G	August 23, 2016 October 17, 2007 March 21, 2016 January 18, 2018 October 25, 2007 Not commenced October 5, 2014	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.36% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended June 30, 2021, the Adviser waived fees in the amount of $2,788,123.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2021 were $28,231,423.
As of June 30, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 4,506,387
12/31/2024	$28,231,423
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2021, the Fund's Administration Class shares and Investment Class shares paid $591,117 and $206,536 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25% and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares respectively. During the period ended June 30, 2021, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares paid SSGA FD $2,364,469, $361,202, $516,340 and $433,284, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.08%	$1,000.00	$0.40	$1,024.40	$0.40
Institutional Class	0.05	1,000.10	0.25	1,024.50	0.25
Investment Class	0.08	1,000.00	0.40	1,024.40	0.40
Investor Class	0.07	1,000.00	0.35	1,024.40	0.35
Premier Class	0.05	1,000.10	0.25	1,024.50	0.25
Class G	0.05	1,000.20	0.25	1,024.50	0.25
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional U.S. Government Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
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1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive order (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•   o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
•   o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•   o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2021

% of Net Assets
Treasury Debt	46.0%
Treasury Repurchase Agreements	24.3
Government Agency Debt	18.1
Government Agency Repurchase Agreements	15.0
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	36.9%
2 to 30 Days	20.2
31 to 60 Days	11.7
61 to 90 Days	4.4
Over 90 Days	30.2
Total	103.4%
Average days to maturity	27
Weighted average life	91
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—18.1%
Federal Farm Credit Bank (a)	0.050%	09/01/2021	09/01/2021	$ 7,000,000	$ 6,999,397
Federal Farm Credit Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	06/30/2022	367,600,000	367,581,408
Federal Farm Credit Bank, SOFR + 0.01%(b)	0.063%	07/01/2021	09/07/2022	324,500,000	324,431,782
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(b)	0.064%	07/22/2021	07/22/2021	181,300,000	181,300,000
Federal Farm Credit Bank (a)	0.070%	09/08/2021	09/08/2021	30,000,000	29,995,975
Federal Farm Credit Bank (a)	0.070%	10/19/2021	10/19/2021	86,270,000	86,251,548
Federal Farm Credit Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	10/27/2022	271,000,000	270,981,841
Federal Farm Credit Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	12/14/2022	361,392,000	361,370,689
Federal Farm Credit Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	03/14/2023	522,169,000	522,059,286
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.075%	07/01/2021	11/20/2021	347,000,000	346,993,144
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.075%	07/01/2021	06/08/2022	306,800,000	306,785,449
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.075%	07/01/2021	01/12/2023	309,250,000	309,225,998
Federal Farm Credit Bank, 3 Month USD MMY + 0.03%(b)	0.079%	07/01/2021	04/03/2023	226,046,000	226,046,000
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.080%	07/01/2021	05/13/2022	390,900,000	390,865,523
Federal Farm Credit Bank, 3 Month USD MMY + 0.04%(b)	0.085%	07/01/2021	05/03/2023	318,080,000	318,080,000
Federal Farm Credit Bank, SOFR + 0.04%(b)	0.090%	07/01/2021	07/08/2022	275,000,000	274,985,795
Federal Farm Credit Bank, SOFR + 0.04%(b)	0.090%	07/01/2021	07/11/2022	114,500,000	114,517,901
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.09%(b)	0.096%	08/03/2021	08/03/2021	64,991,000	64,995,357
Federal Farm Credit Bank, SOFR + 0.05%(b)	0.100%	07/01/2021	08/12/2022	477,000,000	477,134,652
Federal Farm Credit Bank, SOFR + 0.06%(b)	0.105%	07/01/2021	12/13/2022	329,250,000	329,289,851
Federal Farm Credit Bank, SOFR + 0.06%(b)	0.105%	07/01/2021	02/09/2023	54,700,000	54,700,000
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01%(b)	0.109%	07/28/2021	12/28/2021	101,390,000	101,387,524
Federal Farm Credit Bank, SOFR + 0.07%(b)	0.115%	07/01/2021	11/18/2022	39,250,000	39,250,000
Federal Farm Credit Bank, SOFR + 0.09%(b)	0.135%	07/01/2021	10/07/2022	45,000,000	45,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.10%(b)	0.150%	07/01/2021	01/18/2022	100,000,000	99,997,570
Federal Farm Credit Bank, FFR + 0.06%(b)	0.155%	07/01/2021	01/19/2023	150,000,000	149,988,221
Federal Farm Credit Bank, 3 Month USD MMY + 0.13%(b)	0.180%	07/01/2021	02/28/2022	275,000,000	275,000,000
Federal Farm Credit Bank, SOFR + 0.15%(b)	0.200%	07/01/2021	08/26/2022	22,000,000	22,031,863
Federal Home Loan Bank (a)	0.003%	07/06/2021	07/06/2021	250,000,000	249,999,896
Federal Home Loan Bank (a)	0.003%	09/21/2021	09/21/2021	96,800,000	96,799,289
Federal Home Loan Bank (a)	0.004%	07/08/2021	07/08/2021	100,000,000	99,999,922
Federal Home Loan Bank (a)	0.004%	07/14/2021	07/14/2021	181,741,000	181,740,737
Federal Home Loan Bank (a)	0.006%	08/02/2021	08/02/2021	540,250,000	540,247,093
Federal Home Loan Bank (a)	0.006%	08/04/2021	08/04/2021	250,000,000	249,998,579
Federal Home Loan Bank (a)	0.006%	08/11/2021	08/11/2021	514,000,000	513,996,500
Federal Home Loan Bank (a)	0.011%	10/29/2021	10/29/2021	256,200,000	256,190,762
Federal Home Loan Bank (a)	0.011%	11/08/2021	11/08/2021	436,900,000	436,883,049
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(b)	0.033%	07/13/2021	08/13/2021	175,000,000	175,000,000
Federal Home Loan Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	09/10/2021	310,000,000	310,000,000
Federal Home Loan Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	04/14/2022	381,250,000	381,250,000
Federal Home Loan Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	04/22/2022	323,980,000	323,980,000
Federal Home Loan Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	06/01/2022	161,300,000	161,300,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.065%	07/01/2021	06/17/2022	273,000,000	273,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.065%	07/01/2021	06/24/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	08/23/2021	479,000,000	479,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	09/20/2021	155,650,000	155,650,000
Federal Home Loan Bank, SOFR + 0.03%(b)	0.075%	07/01/2021	12/27/2021	400,250,000	400,250,000
Federal Home Loan Bank, SOFR + 0.06%(b)	0.110%	07/01/2021	11/23/2022	350,000,000	350,000,000
Federal Home Loan Bank, SOFR + 0.06%(b)	0.110%	07/01/2021	12/16/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.07%(b)	0.115%	07/01/2021	11/10/2022	150,000,000	150,000,000
Federal Home Loan Bank, SOFR + 0.12%(b)	0.170%	07/01/2021	10/13/2021	687,000,000	687,000,000
Federal Home Loan Bank, SOFR + 0.12%(b)	0.170%	07/01/2021	02/28/2022	130,000,000	130,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.08%(b)	0.125%	07/01/2021	03/14/2022	250,000,000	250,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., SOFR + 0.15%(b)	0.200%	07/01/2021	03/04/2022	$ 200,000,000	$ 199,965,702
Federal Home Loan Mortgage Corp., SOFR + 0.16%(b)	0.210%	07/01/2021	04/20/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.19%(b)	0.240%	07/01/2021	06/02/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.24%(b)	0.290%	07/01/2021	07/23/2021	271,800,000	271,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.30%(b)	0.350%	07/01/2021	10/25/2021	226,500,000	226,500,000
Federal National Mortgage Assoc., SOFR + 0.20%(b)	0.250%	07/01/2021	06/15/2022	457,150,000	457,150,000
Federal National Mortgage Assoc., SOFR + 0.27%(b)	0.320%	07/01/2021	05/04/2022	299,250,000	299,907,384
Federal National Mortgage Assoc., SOFR + 0.31%(b)	0.360%	07/01/2021	10/25/2021	250,000,000	250,000,000
Federal National Mortgage Assoc., SOFR + 0.32%(b)	0.370%	07/01/2021	10/22/2021	224,800,000	224,800,000
Federal National Mortgage Assoc., SOFR + 0.33%(b)	0.380%	07/01/2021	10/15/2021	224,500,000	224,500,000
Federal National Mortgage Assoc., SOFR + 0.35%(b)	0.400%	07/01/2021	10/15/2021	226,600,000	226,600,000
TOTAL GOVERNMENT AGENCY DEBT					16,750,755,687
TREASURY DEBT—46.0%
U.S. Treasury Bill (a)	0.004%	07/01/2021	07/01/2021	2,660,761,000	2,660,761,000
U.S. Treasury Bill (a)	0.005%	07/15/2021	07/15/2021	1,075,260,000	1,075,238,884
U.S. Treasury Bill (a)	0.006%	07/27/2021	07/27/2021	1,071,676,000	1,071,658,536
U.S. Treasury Bill (a)	0.010%	08/03/2021	08/03/2021	400,000,000	399,996,333
U.S. Treasury Bill (a)	0.025%	08/24/2021	08/24/2021	400,000,000	399,973,000
U.S. Treasury Bill (a)	0.028%	08/10/2021	08/10/2021	477,280,000	477,265,785
U.S. Treasury Bill (a)	0.030%	10/05/2021	10/05/2021	158,000,000	157,987,360
U.S. Treasury Bill (a)	0.030%	10/12/2021	10/12/2021	647,000,000	646,944,466
U.S. Treasury Bill (a)	0.035%	10/07/2021	10/07/2021	152,420,000	152,405,478
U.S. Treasury Bill (a)	0.038%	12/09/2021	12/09/2021	1,771,301,000	1,770,993,420
U.S. Treasury Bill (a)	0.040%	09/30/2021	09/30/2021	378,307,500	378,269,249
U.S. Treasury Bill (a)	0.040%	10/14/2021	10/14/2021	484,060,000	484,003,526
U.S. Treasury Bill (a)	0.040%	12/16/2021	12/16/2021	1,327,700,000	1,327,452,163
U.S. Treasury Bill (a)	0.043%	10/21/2021	10/21/2021	900,656,000	900,540,566
U.S. Treasury Bill (a)	0.045%	08/26/2021	08/26/2021	1,154,430,000	1,154,363,943
U.S. Treasury Bill (a)	0.048%	10/26/2021	10/26/2021	1,307,800,000	1,307,592,662
U.S. Treasury Bill (a)	0.050%	07/06/2021	07/06/2021	2,514,500,000	2,514,487,235
U.S. Treasury Bill (a)	0.050%	07/13/2021	07/13/2021	3,061,569,000	3,061,557,651
U.S. Treasury Bill (a)	0.050%	08/12/2021	08/12/2021	2,235,700,000	2,235,567,834
U.S. Treasury Bill (a)	0.050%	11/02/2021	11/02/2021	1,000,000,000	999,834,722
U.S. Treasury Bill (a)	0.053%	09/16/2021	09/16/2021	998,715,000	998,637,116
U.S. Treasury Bill (a)	0.056%	07/20/2021	07/20/2021	1,063,285,000	1,063,265,032
U.S. Treasury Bill (a)	0.058%	08/19/2021	08/19/2021	768,350,000	768,290,442
U.S. Treasury Bill (a)	0.058%	12/30/2021	12/30/2021	504,960,000	504,816,369
U.S. Treasury Bill (a)	0.061%	09/02/2021	09/02/2021	675,680,000	675,610,881
U.S. Treasury Bill (a)	0.063%	09/09/2021	09/09/2021	1,504,600,000	1,504,456,374
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	777,900,000	777,497,653
U.S. Treasury Bill (a)	0.073%	08/05/2021	08/05/2021	1,101,187,800	1,101,111,908
U.S. Treasury Bill (a)	0.085%	07/29/2021	07/29/2021	1,251,000,000	1,250,910,884
U.S. Treasury Bill (a)	0.090%	07/08/2021	07/08/2021	2,509,573,300	2,509,560,356
U.S. Treasury Bill (a)	0.093%	07/22/2021	07/22/2021	660,000,000	659,972,408
U.S. Treasury Note (a)	0.051%	09/15/2021	09/15/2021	196,000,000	197,094,046
U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	210,900,000	211,985,704
U.S. Treasury Note (a)	0.056%	12/31/2021	12/31/2021	46,085,000	46,530,610
U.S. Treasury Note (a)	0.058%	10/31/2021	10/31/2021	326,760,000	328,056,646
U.S. Treasury Note (a)	0.061%	07/31/2021	07/31/2021	238,020,000	238,353,093
U.S. Treasury Note (a)	0.061%	09/30/2021	09/30/2021	428,000,000	429,134,476
U.S. Treasury Note (a)	0.062%	10/31/2021	10/31/2021	142,440,000	143,357,653
U.S. Treasury Note (a)	0.066%	10/15/2021	10/15/2021	390,637,000	393,818,352
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	0.084%	07/01/2021	04/30/2023	642,550,000	642,597,668
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.099%	07/01/2021	01/31/2023	890,806,000	891,084,019
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	07/31/2022	109,000,000	109,003,580
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	10/31/2022	$ 776,700,000	$ 776,849,820
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.164%	07/01/2021	04/30/2022	200,000,000	200,107,614
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.204%	07/01/2021	01/31/2022	505,000,000	505,232,284
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.270%	07/01/2021	07/31/2021	1,577,300,000	1,577,263,250
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.350%	07/01/2021	10/31/2021	835,509,200	835,619,148
TOTAL TREASURY DEBT					42,517,111,199
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—15.0%
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal National Mortgage Associations, 2.000% – 4.500% due 10/01/2029 – 02/01/2051, U.S. Treasury Bonds, 1.125% – 3.000% due 08/15/2040 – 02/15/2051, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2023 – 01/15/2029, U.S. Treasury Notes, 0.125% – 3.125% due 07/31/2021 – 05/15/2031, and U.S. Treasury Strips, 0.000% due 02/15/2027 – 02/15/2028, valued at $397,800,105); expected proceeds $390,000,542	0.050%	07/01/2021	07/01/2021	390,000,000	390,000,000
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal National Mortgage Associations, 2.500% – 4.500% due 04/01/2044 – 06/01/2050, Government National Mortgage Associations, 8.500% – 9.000% due 12/20/2030 – 02/20/2033, a U.S. Treasury Bill, 0.000% due 10/07/2021, and a U.S. Treasury Bond, 2.750% due 08/15/2042, valued at $561,000,048); expected proceeds $550,000,611	0.040%	07/01/2021	07/01/2021	550,000,000	550,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 01/15/2036 – 06/25/2051, Federal National Mortgage Associations, 0.000% – 8.500% due 09/25/2021 – 03/25/2061, and Government National Mortgage Associations, 0.928% – 6.257% due 09/20/2047 – 07/20/2070, valued at $1,597,260,000); expected proceeds $1,538,002,136	0.050%	07/01/2021	07/01/2021	1,538,000,000	1,538,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/17/2021 (collateralized by Federal National Mortgage Associations, 1.500% – 2.500% due 05/01/2036 – 06/01/2051, valued at $102,000,001); expected proceeds $100,006,222	0.070%	07/07/2021	07/07/2021	100,000,000	100,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal National Mortgage Associations, 2.000% – 3.000% due 06/01/2036 – 06/01/2051, and Government National Mortgage Associations, 3.000% – 3.500% due 05/20/2051 – 06/20/2051, valued at $91,800,000); expected proceeds $90,000,125	0.050%	07/01/2021	07/01/2021	90,000,000	90,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 2.486% due 08/01/2047, and Government National Mortgage Associations, 2.500% – 3.000% due 10/20/2046 – 05/20/2051, valued at $255,000,000); expected proceeds $250,000,382	0.055%	07/01/2021	07/01/2021	250,000,000	250,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Government National Mortgage Associations, 1.500% – 4.500% due 07/20/2046 – 06/20/2051, valued at $1,540,200,001); expected proceeds $1,510,002,097	0.050%	07/01/2021	07/01/2021	$ 1,510,000,000	$ 1,510,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.014% – 6.497% due 05/15/2036 – 06/25/2051, Federal National Mortgage Associations, 4.232% – 6.609% due 05/25/2027 – 12/25/2050, and Government National Mortgage Associations, 0.270% – 6.557% due 10/20/2038 – 05/20/2051, valued at $260,590,616); expected proceeds $253,000,351	0.050%	07/01/2021	07/01/2021	253,000,000	253,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by a Federal Farm Credit Bank, 2.490% due 06/30/2036, Federal Home Loan Banks, 0.060% – 2.625% due 08/20/2021 – 06/09/2023, Federal Home Loan Mortgage Corporations, 0.250% – 2.375% due 08/12/2021 – 12/04/2023, Federal National Mortgage Associations, 0.250% – 6.250% due 10/05/2022 – 05/15/2029, Tennessee Valley Authorities, 0.000% – 5.880% due 08/15/2022 – 09/15/2065, and U.S. Treasury Strips, 0.000% due 05/15/2036 – 05/15/2040, valued at $510,000,043); expected proceeds $500,004,861
	0.050%	07/02/2021	07/02/2021	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 03/15/2024 – 05/15/2053, Federal National Mortgage Associations, 0.000% – 10.000% due 06/25/2022 – 05/25/2050, and U.S. Treasury Notes, 0.125% – 1.875% due 04/30/2022 – 06/30/2023, valued at $1,024,525,952); expected proceeds $1,000,011,667	0.060%	07/02/2021	07/02/2021	1,000,000,000	1,000,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Government National Mortgage Associations, 2.000% – 2.500% due 01/20/2051 – 05/20/2051, valued at $409,020,000); expected proceeds $401,000,613	0.055%	07/01/2021	07/01/2021	401,000,000	401,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 05/03/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 07/01/2026 – 06/01/2050, Federal National Mortgage Associations, 2.500% – 5.500% due 09/01/2029 – 11/01/2050, Government National Mortgage Associations, 0.000% – 6.707% due 02/20/2035 – 06/16/2061, and a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2026, valued at $255,304,286); expected proceeds $250,024,444 (c)	0.040%	07/30/2021	07/30/2021	250,000,000	250,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.000% due 03/01/2036 – 12/01/2047, and Federal National Mortgage Associations, 2.000% – 4.000% due 10/01/2033 – 06/01/2051, valued at $293,760,000); expected proceeds $288,000,400	0.050%	07/01/2021	07/01/2021	$ 288,000,000	$ 288,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.000% due 09/01/2029 – 05/01/2051, and Federal National Mortgage Associations, 1.500% – 4.500% due 12/01/2035 – 05/01/2058, valued at $102,000,000); expected proceeds $100,001,722 (c)	0.020%	07/12/2021	07/12/2021	100,000,000	100,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 4.500% due 04/01/2038 – 05/01/2051, and Federal National Mortgage Associations, 2.000% – 4.500% due 10/01/2028 – 01/01/2057, valued at $255,000,000); expected proceeds $250,000,347	0.050%	07/01/2021	07/01/2021	250,000,000	250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation Strip, 3.000% due 10/15/2047, Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 06/01/2048 – 09/01/2049, and Federal National Mortgage Associations, 1.500% – 3.500% due 07/01/2036 – 07/01/2051, valued at $454,920,057); expected proceeds $446,000,980	0.050%	07/01/2021	07/01/2021	446,000,000	446,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 0.375% due 07/21/2025, Federal National Mortgage Associations, 2.375% – 2.875% due 01/19/2023 – 09/12/2023, Government National Mortgage Associations, 2.125% – 10.000% due 09/20/2021 – 04/15/2060, and a U.S. Treasury Bond, 2.500% due 02/15/2046, valued at $305,574,660); expected proceeds $299,583,416	0.050%	07/01/2021	07/01/2021	299,583,000	299,583,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/04/2021 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 10/01/2034 – 06/01/2051, and Federal National Mortgage Associations, 1.971% – 6.000% due 02/01/2027 – 06/01/2051, valued at $408,001,020); expected proceeds $400,060,000 (c)	0.090%	07/01/2021	08/10/2021	400,000,000	400,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 3.000% due 06/01/2041 – 04/01/2050, and Federal National Mortgage Associations, 2.000% – 6.150% due 01/01/2027 – 06/01/2051, valued at $107,100,149); expected proceeds $105,000,146	0.050%	07/01/2021	07/01/2021	105,000,000	105,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 8.000% due 01/01/2027 – 07/01/2051, and Federal National Mortgage Associations, 1.500% – 6.500% due 11/01/2022 – 06/01/2057, valued at $245,820,000); expected proceeds $241,000,335	0.050%	07/01/2021	07/01/2021	$ 241,000,000	$ 241,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 07/01/2049, Federal National Mortgage Associations, 2.000% – 5.000% due 08/01/2025 – 04/01/2051, Government National Mortgage Associations, 2.000% – 3.500% due 07/20/2047 – 06/20/2051, U.S. Treasury Bonds, 3.000% – 6.250% due 08/15/2023 – 11/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2045, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, and U.S. Treasury Notes, 0.375% – 3.000% due 02/28/2022 – 11/15/2027, valued at $54,060,010); expected proceeds $53,000,074
	0.050%	07/01/2021	07/01/2021	53,000,000	53,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Government National Mortgage Associations, 2.500% – 5.000% due 05/20/2036 – 02/20/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 04/15/2025 – 07/15/2028, and U.S. Treasury Notes, 0.125% – 2.000% due 07/31/2022 – 02/15/2025, valued at $166,260,015); expected proceeds $163,000,226	0.050%	07/01/2021	07/01/2021	163,000,000	163,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 0.523% – 5.559% due 05/15/2022 – 06/01/2051, Federal National Mortgage Associations, 0.642% – 4.500% due 12/25/2021 – 02/01/2057, Government National Mortgage Associations, 0.193% – 3.000% due 11/26/2023 – 06/20/2051, a U.S. Treasury Bill, 0.000% due 12/02/2021, and U.S. Treasury Notes, 0.375% – 3.125% due 04/30/2026 – 02/15/2029, valued at $800,940,311); expected proceeds $785,001,090	0.050%	07/01/2021	07/01/2021	785,000,000	785,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Farm Credit Banks, 1.540% – 2.490% due 02/09/2033 – 01/28/2041, Federal Home Loan Banks, 0.400% – 2.470% due 06/07/2024 – 02/25/2041, and a Tennessee Valley Authority, 5.880% due 04/01/2036, valued at $33,660,595); expected proceeds $33,000,050	0.055%	07/01/2021	07/01/2021	33,000,000	33,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 4.500% due 12/01/2033 – 12/01/2050, and Federal National Mortgage Associations, 2.000% – 9.000% due 08/01/2021 – 09/01/2050, valued at $102,000,000); expected proceeds $100,000,167	0.060%	07/01/2021	07/01/2021	100,000,000	100,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					10,095,583,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—24.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.875% due 05/15/2049, valued at $295,249,256); expected proceeds $289,460,402	0.050%	07/01/2021	07/01/2021	$ 289,460,000	$ 289,460,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 1.875% due 02/15/2041, and a U.S. Treasury Note, 0.375% due 12/31/2025, valued at $153,000,081); expected proceeds $150,000,208	0.050%	07/01/2021	07/01/2021	150,000,000	150,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.250% – 0.875% due 10/31/2025 – 06/30/2026, valued at $71,400,070); expected proceeds $70,000,107	0.055%	07/01/2021	07/01/2021	70,000,000	70,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 02/15/2043 – 08/15/2048, valued at $198,900,084); expected proceeds $195,000,271	0.050%	07/01/2021	07/01/2021	195,000,000	195,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by U.S. Treasury Bills, 0.000% due 07/15/2021 – 10/26/2021, U.S. Treasury Bonds, 1.375% – 6.250% due 08/15/2023 – 08/15/2050, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2025 – 07/15/2030, U.S. Treasury Notes, 1.500% – 2.125% due 11/30/2021 – 02/29/2024, and U.S. Treasury Strips, 0.000% due 05/15/2025 – 05/15/2050, valued at $479,400,000); expected proceeds $470,004,569	0.050%	07/02/2021	07/02/2021	470,000,000	470,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.500% due 02/15/2046, and U.S. Treasury Notes, 1.625% – 1.750% due 02/15/2026 – 12/31/2026, valued at $118,320,019); expected proceeds $116,000,161	0.050%	07/01/2021	07/01/2021	116,000,000	116,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 4.375% due 05/15/2040 – 08/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% – 1.375% due 02/15/2044 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 07/15/2025 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 3.125% due 06/30/2022 – 05/15/2030, valued at $186,660,022); expected proceeds $183,001,576	0.010%	07/07/2021	07/07/2021	183,000,000	183,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.084% – 2.750% due 04/30/2023 – 06/30/2023, valued at $438,618,733); expected proceeds $430,000,717	0.060%	07/01/2021	07/01/2021	430,000,000	430,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2044 – 11/15/2044, valued at $86,700,005); expected proceeds $85,000,118	0.050%	07/01/2021	07/01/2021	85,000,000	85,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 08/05/2021 – 06/16/2022, and U.S. Treasury Notes, 0.125% – 2.875% due 10/31/2022 – 11/15/2030, valued at $66,300,152); expected proceeds $65,000,090	0.050%	07/01/2021	07/01/2021	$ 65,000,000	$ 65,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 1.500% – 2.750% due 08/15/2022 – 02/15/2030, valued at $11,100,015,450); expected proceeds $11,100,015,417	0.050%	07/01/2021	07/01/2021	11,100,000,000	11,100,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2049, and a U.S. Treasury Note, 0.125% due 01/15/2024, valued at $229,500,066); expected proceeds $225,000,313	0.050%	07/01/2021	07/01/2021	225,000,000	225,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.375% due 05/15/2051, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 2.875% due 05/31/2022 – 09/30/2026, valued at $1,846,174,315); expected proceeds $1,810,003,027	0.050%	07/01/2021	07/01/2021	1,810,000,513	1,810,000,513
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.875% due 06/30/2023 – 08/15/2028, valued at $3,202,866,935); expected proceeds $3,140,004,361	0.050%	07/01/2021	07/01/2021	3,140,000,000	3,140,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, valued at $13,176,439); expected proceeds $12,918,018	0.050%	07/01/2021	07/01/2021	12,918,000	12,918,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2021 (collateralized by U.S. Treasury Bills, 0.000% due 10/14/2021 – 12/30/2021, U.S. Treasury Bonds, 1.375% – 5.375% due 02/15/2031 – 11/15/2040, U.S. Treasury Inflation Index Bonds, 0.125% – 1.375% due 02/15/2043 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 01/15/2025 – 10/15/2025, and U.S. Treasury Notes, 0.375% – 2.750% due 02/28/2022 – 11/15/2030, valued at $102,000,096); expected proceeds $100,001,222	0.055%	07/06/2021	07/06/2021	100,000,000	100,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.000% – 5.375% due 02/15/2031 – 02/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% – 2.125% due 02/15/2041 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, and U.S. Treasury Notes, 0.125% – 2.750% due 04/30/2022 – 05/15/2030, valued at $102,000,016); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by a U.S. Treasury Note, 2.500% due 08/15/2023, valued at $373,320,646); expected proceeds $366,003,558	0.050%	07/06/2021	07/06/2021	$ 366,000,000	$ 366,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.375% – 7.625% due 11/15/2022 – 08/15/2050, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, and U.S. Treasury Notes, 0.125% – 2.750% due 08/31/2021 – 04/30/2026, valued at $51,000,000); expected proceeds $50,000,069	0.050%	07/01/2021	07/01/2021	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.375% due 05/15/2051, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 10/15/2024 – 01/15/2026, valued at $97,920,224); expected proceeds $96,000,133	0.050%	07/01/2021	07/01/2021	96,000,000	96,000,000
Agreement with MUFG Securities, dated 6/30/2021 (collateralized by U.S. Treasury Notes, 2.625% - 2.875% due 08/15/2028 - 02/15/2029, valued at $348,373,513); expected proceeds $341,700,475	0.050%	07/01/2021	07/01/2021	341,700,000	341,700,000
Agreement with National Australia Bank, Ltd., dated 6/30/2021 (collateralized by U.S. Treasury Notes, 1.500% - 2.375% due 10/31/2021 - 04/30/2026, valued at $408,040,093); expected proceeds $400,000,556	0.050%	07/01/2021	07/01/2021	400,000,000	400,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/09/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Note, 0.625% due 08/15/2030, valued at $147,900,077); expected proceeds $145,021,992 (c)	0.060%	07/09/2021	07/09/2021	145,000,000	145,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/28/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $197,880,033); expected proceeds $194,022,633 (c)	0.050%	07/21/2021	07/21/2021	194,000,000	194,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/04/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $201,960,069); expected proceeds $198,024,750 (c)	0.050%	09/02/2021	09/02/2021	198,000,000	198,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $402,900,072); expected proceeds $395,009,875 (c)	0.030%	07/15/2021	07/15/2021	395,000,000	395,000,000
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, and U.S. Treasury Strips, 0.000%, due 05/15/2027 – 02/15/2045, valued at $269,022,711); expected proceeds $263,024,663	0.060%	07/01/2021	07/01/2021	263,024,225	263,024,225
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.250% - 3.750% due 11/15/2042 - 11/15/2048, and U.S. Treasury Strips, 0.000%, due 11/15/2027 – 05/15/2029, valued at $259,773,208); expected proceeds $254,482,824	0.060%	07/01/2021	07/01/2021	$ 254,482,400	$ 254,482,400
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/03/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.000% due 02/15/2026 – 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.250% – 3.625% due 04/15/2028 – 02/15/2050, and U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 07/15/2026 – 07/15/2028, valued at $187,680,045); expected proceeds $184,001,687	0.010%	07/07/2021	07/07/2021	184,000,000	184,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.000% due 02/15/2026 – 08/15/2047, and U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2047, valued at $162,180,000); expected proceeds $159,000,221	0.050%	07/01/2021	07/01/2021	159,000,000	159,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by Federal Home Loan Mortgage Corporations, 0.523% – 5.559% due 05/15/2022 – 03/01/2049, Federal National Mortgage Associations, 0.792% – 4.500% due 11/01/2026 – 02/01/2057, Government National Mortgage Associations, 0.213% – 3.000% due 04/20/2026 – 04/20/2051, Resolution Funding Strips, 0.000% due 01/15/2030 – 04/15/2030, U.S. Treasury Bills, 0.000% due 07/08/2021 – 12/02/2021, U.S. Treasury Bonds, 2.250% – 8.000% due 11/15/2021 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 3.375% due 04/15/2032 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2022 – 01/15/2030, U.S. Treasury Notes, 0.125% – 3.125% due 07/15/2021 – 05/15/2030, and U.S. Treasury Strips, 0.000% due 08/15/2029 – 11/15/2048, valued at $367,287,516); expected proceeds $360,003,500
	0.050%	07/06/2021	07/06/2021	360,000,000	360,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 7.500% due 02/15/2023 – 11/15/2050, and U.S. Treasury Inflation Index Bonds, 2.500% – 3.875% due 01/15/2029 – 04/15/2029, valued at $428,400,016); expected proceeds $420,000,583	0.050%	07/01/2021	07/01/2021	420,000,000	420,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.500% due 03/15/2023, valued at $51,000,092); expected proceeds $50,000,069	0.050%	07/01/2021	07/01/2021	50,000,000	50,000,000
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Inflation Index Bonds, 1.375% – 2.375% due 01/15/2027 – 02/15/2044, valued at $102,000,150); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	$ 100,000,000	$ 100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					22,517,585,138
TOTAL INVESTMENTS –103.4% (d)(e)					91,881,035,024
Liabilities in Excess of Other Assets —(3.4)%					670,479,248
NET ASSETS –100.0%					$92,551,514,272
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,682,000,000 or 1.8% of net assets as of June 30, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$55,446,283,886
Repurchase agreements, at value and amortized cost	36,434,751,138
Total Investments	91,881,035,024
Cash	3,078,042,357
Interest receivable — unaffiliated issuers	14,232,975
Other Receivable	122,595
TOTAL ASSETS	94,973,432,951
LIABILITIES
Payable for investments purchased	2,415,297,969
Advisory and administrator fee payable	3,749,150
Custody, sub-administration and transfer agent fees payable	2,574,101
Professional fees payable	202,688
Accrued expenses and other liabilities	94,771
TOTAL LIABILITIES	2,421,918,679
NET ASSETS	$92,551,514,272
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$33,931,943
EXPENSES
Advisory and administrator fee	20,852,358
Custodian, sub-administrator and transfer agent fees	5,235,252
Trustees’ fees and expenses	357,316
Professional fees and expenses	298,924
Printing and postage fees	41,117
Insurance expense	12,528
Miscellaneous expenses	25,136
TOTAL EXPENSES	26,822,631
NET INVESTMENT INCOME (LOSS)	$ 7,109,312
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,821
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 7,164,133
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,109,312	$ 305,998,992
Net realized gain (loss)	54,821	94,958
Net increase (decrease) in net assets resulting from operations	7,164,133	306,093,950
CAPITAL TRANSACTIONS
Contributions	100,017,417,408	215,779,123,984
Withdrawals	(87,085,014,419)	(197,361,054,418)
Net increase (decrease) in net assets from capital transactions	12,932,402,989	18,418,069,566
Net increase (decrease) in net assets during the period	12,939,567,122	18,724,163,516
Net assets at beginning of period	79,611,947,150	60,887,783,634
NET ASSETS AT END OF PERIOD	$ 92,551,514,272	$ 79,611,947,150
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.02%	0.45%	2.20%	1.81%	0.74%	0.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$92,551,514	$79,611,947	$60,887,784	$41,221,782	$48,665,017	$50,925,227
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.07%	0.07%	0.06%	0.07%
Net investment income (loss)	0.02%(b)	0.39%	2.13%	1.78%	0.85%	0.32%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
17

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Portfolio had invested in repurchase agreements with the gross values of $32,613,168,138 and associated collateral equal to $33,080,518,076.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken
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NOTES TO FINANCIAL STATEMENTS  (continued)
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on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate
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NOTES TO FINANCIAL STATEMENTS  (continued)
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reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,000.20	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
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Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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OTHER INFORMATION  (continued)
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Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
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OTHER INFORMATION  (continued)
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•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
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OTHER INFORMATION  (continued)
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Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
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State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized
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June 30, 2021 (Unaudited)

benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00263102

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$13,852,162,684
Receivable for fund shares sold	476
Receivable from Adviser	1,126,035
Other Receivable	180
TOTAL ASSETS	13,853,289,375
LIABILITIES
Payable for fund shares repurchased	309,617
Administration fees payable	549,734
Shareholder servicing fee payable	142,351
Distribution fees payable	31,111
Transfer agent fees payable	5,352
Registration and filing fees payable	40,513
Professional fees payable	27,020
Printing fees payable	17,019
Distribution payable	5,430
Accrued expenses and other liabilities	27,647
TOTAL LIABILITIES	1,155,794
NET ASSETS	$13,852,133,581
NET ASSETS CONSIST OF:
Paid-in Capital	$13,852,037,515
Total distributable earnings (loss)	96,066
NET ASSETS	$13,852,133,581
Administration Class
Net Assets	$ 50,001
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 761,801,841
Shares Outstanding	761,800,864
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 374,428,589
Shares Outstanding	374,422,536
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 654,871,099
Shares Outstanding	654,868,688
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$12,060,982,051
Shares Outstanding	12,060,996,190
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 5,566,632
Expenses allocated from affiliated Portfolio	(4,816,589)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	750,043
EXPENSES
Administration fees
Administration Class	52
Institutional Class	151,474
Investment Class	104,243
Investor Class	161,893
Premier Class	3,272,316
Shareholder servicing fees
Administration Class	204
Institutional Class	90,831
Investment Class	521,409
Investor Class	259,181
Distribution fees
Administration Class	52
Investment Class	208,563
Custodian fees	20,890
Trustees’ fees and expenses	10,535
Transfer agent fees	22,623
Registration and filing fees	43,982
Professional fees	40,519
Printing and postage fees	14,108
Insurance expense	40,401
Miscellaneous expenses	35,446
TOTAL EXPENSES	4,998,722
Expenses waived/reimbursed by the Adviser	(4,767,215)
NET EXPENSES	231,507
NET INVESTMENT INCOME (LOSS)	$ 518,536
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	19,446
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 537,982
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 518,536	$ 57,214,714
Net realized gain (loss)	19,446	178,506
Net increase (decrease) in net assets resulting from operations	537,982	57,393,220
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(8)	(149)
Institutional Class	(19,912)	(257,953)
Investment Class	(15,385)	(1,153,922)
Investor Class	(23,680)	(786,402)
Premier Class	(459,551)	(55,345,250)
Total distributions to shareholders	(518,536)	(57,543,676)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	—	275,000
Reinvestment of distributions	7	7
Shares redeemed	(275,014)	—
Net increase (decrease) from capital share transactions	(275,007)	275,007
Institutional Class
Shares sold	2,487,738,774	3,735,792,128
Reinvestment of distributions	8,682	84,369
Shares redeemed	(1,969,985,783)	(3,515,465,052)
Net increase (decrease) from capital share transactions	517,761,673	220,411,445
Investment Class
Shares sold	279,556,044	1,082,002,666
Reinvestment of distributions	948	63,745
Shares redeemed	(385,083,303)	(1,010,336,945)
Net increase (decrease) from capital share transactions	(105,526,311)	71,729,466
Investor Class
Shares sold	2,664,522,178	5,510,238,580
Reinvestment of distributions	9,635	687,569
Shares redeemed	(2,565,178,853)	(5,086,484,885)
Net increase (decrease) from capital share transactions	99,352,960	424,441,264
Premier Class
Shares sold	53,448,712,119	145,220,418,421
Reinvestment of distributions	477,560	52,578,238
Shares redeemed	(56,096,220,116)	(142,377,771,533)
Net increase (decrease) from capital share transactions	(2,647,030,437)	2,895,225,126
Net increase (decrease) in net assets from beneficial interest transactions	(2,135,717,122)	3,612,082,308
Net increase (decrease) in net assets during the period	(2,135,697,676)	3,611,931,852
Net assets at beginning of period	15,987,831,257	12,375,899,405
NET ASSETS AT END OF PERIOD	$ 13,852,133,581	$ 15,987,831,257
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	—	275,000
Reinvestment of distributions	7	7
Shares redeemed	(275,014)	—
Net increase (decrease) from share transactions	(275,007)	275,007
Institutional Class
Shares sold	2,487,738,774	3,735,792,128
Reinvestment of distributions	8,682	84,369
Shares redeemed	(1,969,985,783)	(3,515,465,052)
Net increase (decrease) from share transactions	517,761,673	220,411,445
Investment Class
Shares sold	279,556,044	1,082,002,666
Reinvestment of distributions	948	63,745
Shares redeemed	(385,083,303)	(1,010,336,945)
Net increase (decrease) from share transactions	(105,526,311)	71,729,466
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
Investor Class
Shares sold	2,664,522,178	5,510,238,580
Reinvestment of distributions	9,635	687,569
Shares redeemed	(2,565,178,853)	(5,086,484,885)
Net increase (decrease) from share transactions	99,352,960	424,441,264
Premier Class
Shares sold	53,448,712,119	145,220,418,421
Reinvestment of distributions	477,560	52,578,238
Shares redeemed	(56,096,220,116)	(142,377,771,533)
Net increase (decrease) from share transactions	(2,647,030,437)	2,895,225,126
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0029	0.0184	0.0076
Net realized gain (loss)	(0.0001)	(0.0001)	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0028	0.0184	0.0076
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0028)	(0.0184)	(0.0076)
Total distributions	(0.0000)(b)	(0.0028)	(0.0184)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.28%	1.85%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 325	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%(e)	0.37%	0.37%	0.37%(e)
Net expenses	0.08%(e)	0.18%	0.37%	0.37%(e)
Net investment income (loss)	0.01%(e)	0.07%	1.84%	1.79%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0038	0.0205	0.0085
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0038	0.0205	0.0085
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0038)	(0.0205)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.38%	2.07%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$761,802	$244,039	$ 23,628	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%(e)
Net expenses	0.06%(e)	0.14%	0.15%	0.15%(e)
Net investment income (loss)	0.01%(e)	0.12%	1.86%	2.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	(0.0000)(b)	0.0027	0.0175	0.0138	0.0041	—(b)
Net realized gain (loss)	0.0000(b)	0.0001	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0028	0.0175	0.0138	0.0041	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0027)	(0.0175)	(0.0138)	(0.0041)	(0.0000)(b)
Net realized gains	—	(0.0001)	—	—	0.0000(b)	—
Total distributions	(0.0000)(b)	(0.0028)	(0.0175)	(0.0138)	(0.0041)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.27%	1.76%	1.39%	0.41%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$374,429	$479,954	$408,230	$390,735	$366,364	$609,545
Ratios to Average Net Assets:
Total expenses	0.47%(e)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.07%(e)	0.26%	0.46%	0.47%	0.47%	0.31%
Net investment income (loss)	0.01%(e)	0.21%	1.74%	1.37%	0.38%	0.00%(d)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 12/22/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0035	0.0200	0.0165	0.0068	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0035	0.0200	0.0165	0.0068	0.0001
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0035)	(0.0200)	(0.0165)	(0.0068)	(0.0001)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0000)(b)	(0.0035)	(0.0200)	(0.0165)	(0.0068)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.35%	2.02%	1.66%	0.68%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$654,871	$555,517	$131,075	$ 97,241	$ 29,583	$ 27,402
Ratios to Average Net Assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.18%(e)
Net expenses	0.06%(e)	0.17%	0.20%	0.20%	0.20%	0.18%(e)
Net investment income (loss)	0.01%(e)	0.17%	1.95%	1.70%	0.71%	0.31%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	(0.0000)(b)	0.0040	0.0208	0.0173	0.0076	0.0019
Net realized gain (loss)	0.0000(b)	0.0001	0.0000(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0041	0.0208	0.0173	0.0076	0.0019
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0040)	(0.0208)	(0.0173)	(0.0076)	(0.0019)
Net realized gains	—	(0.0001)	—	—	0.0000(b)	—
Total distributions	(0.0000)(b)	(0.0041)	(0.0208)	(0.0173)	(0.0076)	(0.0019)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.40%	2.10%	1.74%	0.76%	0.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,060,982	$14,707,995	$11,812,916	$9,424,507	$12,123,627	$12,651,785
Ratios to Average Net Assets:
Total expenses	0.12%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.07%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.01%(e)	0.33%	2.07%	1.71%	0.76%	0.19%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Select Class	July 31, 2018 July 31, 2018 October 25, 2007 December 22, 2016 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.22% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended June 30, 2021, the Adviser contractually waived fees in the amount of $3,187.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2021 were $4,764,028. As of June 30, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$4,764,028
12/31/2023	$1,398,757
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

During the period ended June 30, 2021, the Fund's Administration Class shares and Investment Class shares paid $52 and $208,564 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares made payments for these services at an annual rate up to 0.03%, 0.08%, 0.20% and 0.25%, respectively, of the eligible average daily net assets of the Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares, respectively. During the period ended June 30, 2021, the Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares paid SSGA FD $90,831, $259,181, $204 and $521,409 respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.08%	$1,000.00	$0.40	$1,024.40	$0.40
Institutional Class	0.06	1,000.00	0.30	1,024.50	0.30
Investment Class	0.07	1,000.00	0.35	1,024.40	0.35
Investor Class	0.06	1,000.00	0.30	1,024.50	0.30
Premier Class	0.07	1,000.00	0.35	1,024.40	0.35
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. 2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
_________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•     Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•     Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•    A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•     Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•     SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
•     State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•     State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Treasury Debt	110.0%
Liabilities in Excess of Other Assets	(10.0)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	7.4%
2 to 30 Days	33.2
31 to 60 Days	19.8
61 to 90 Days	8.4
Over 90 Days	41.2
Total	110.0%
Average days to maturity	49
Weighted average life	99
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—110.0%
U.S. Treasury Bill (a)	0.004%	07/01/2021	07/01/2021	$ 1,070,614,000	$ 1,070,614,000
U.S. Treasury Bill (a)	0.005%	07/15/2021	07/15/2021	200,000,000	199,999,611
U.S. Treasury Bill (a)	0.025%	08/24/2021	08/24/2021	400,000,000	399,982,000
U.S. Treasury Bill (a)	0.025%	08/31/2021	08/31/2021	175,000,000	174,992,587
U.S. Treasury Bill (a)	0.028%	08/10/2021	08/10/2021	74,950,000	74,947,767
U.S. Treasury Bill (a)	0.030%	10/05/2021	10/05/2021	152,930,000	152,917,766
U.S. Treasury Bill (a)	0.030%	10/12/2021	10/12/2021	300,000,000	299,974,250
U.S. Treasury Bill (a)	0.035%	10/07/2021	10/07/2021	50,000,000	49,995,236
U.S. Treasury Bill (a)	0.038%	10/28/2021	10/28/2021	100,000,000	99,987,604
U.S. Treasury Bill (a)	0.038%	12/09/2021	12/09/2021	299,915,000	299,862,921
U.S. Treasury Bill (a)	0.040%	09/30/2021	09/30/2021	400,340,000	400,292,078
U.S. Treasury Bill (a)	0.040%	10/14/2021	10/14/2021	161,300,000	161,281,182
U.S. Treasury Bill (a)	0.040%	12/16/2021	12/16/2021	300,000,000	299,944,000
U.S. Treasury Bill (a)	0.043%	10/21/2021	10/21/2021	300,600,000	300,561,473
U.S. Treasury Bill (a)	0.045%	08/26/2021	08/26/2021	377,000,000	376,976,007
U.S. Treasury Bill (a)	0.045%	09/23/2021	09/23/2021	396,500,000	396,458,367
U.S. Treasury Bill (a)	0.048%	10/26/2021	10/26/2021	449,950,000	449,878,666
U.S. Treasury Bill (a)	0.050%	07/06/2021	07/06/2021	1,065,790,000	1,065,788,066
U.S. Treasury Bill (a)	0.050%	07/13/2021	07/13/2021	1,242,623,000	1,242,614,526
U.S. Treasury Bill (a)	0.050%	08/12/2021	08/12/2021	999,500,000	999,453,925
U.S. Treasury Bill (a)	0.050%	11/02/2021	11/02/2021	450,390,000	450,315,561
U.S. Treasury Bill (a)	0.053%	09/16/2021	09/16/2021	300,340,000	300,311,648
U.S. Treasury Bill (a)	0.053%	12/23/2021	12/23/2021	205,500,000	205,448,304
U.S. Treasury Bill (a)	0.056%	07/20/2021	07/20/2021	564,555,000	564,544,476
U.S. Treasury Bill (a)	0.058%	08/19/2021	08/19/2021	300,000,000	299,984,841
U.S. Treasury Bill (a)	0.058%	12/30/2021	12/30/2021	178,200,000	178,149,313
U.S. Treasury Bill (a)	0.063%	09/09/2021	09/09/2021	350,000,000	349,968,889
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	150,000,000	149,922,417
U.S. Treasury Bill (a)	0.073%	08/05/2021	08/05/2021	506,060,000	506,036,348
U.S. Treasury Bill (a)	0.085%	07/29/2021	07/29/2021	500,500,000	500,479,875
U.S. Treasury Bill (a)	0.090%	07/08/2021	07/08/2021	427,480,000	427,476,373
U.S. Treasury Bill (a)	0.093%	07/22/2021	07/22/2021	850,023,000	850,005,770
U.S. Treasury Note (a)	0.023%	07/31/2021	07/31/2021	56,000,000	56,103,359
U.S. Treasury Note (a)	0.066%	10/15/2021	10/15/2021	67,200,000	67,746,918
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	0.084%	07/01/2021	04/30/2023	150,000,000	150,011,128
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.099%	07/01/2021	01/31/2023	29,500,000	29,507,814
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	07/31/2022	330,000,000	330,004,923
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	10/31/2022	538,559,000	538,711,644
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.164%	07/01/2021	04/30/2022	446,600,000	446,849,493
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.204%	07/01/2021	01/31/2022	554,000,000	554,350,301
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.270%	07/01/2021	07/31/2021	160,307,000	160,313,143
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.350%	07/01/2021	10/31/2021	369,250,000	369,453,673
TOTAL INVESTMENTS –110.0% (c)(d)					16,002,218,243
Liabilities in Excess of Other Assets —(10.0)%					(1,453,310,183)
NET ASSETS –100.0%					$14,548,908,060
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$16,002,218,243
Cash	892
Interest receivable — unaffiliated issuers	1,611,782
TOTAL ASSETS	16,003,830,917
LIABILITIES
Payable for investments purchased	1,453,735,368
Advisory and administrator fee payable	600,309
Custody, sub-administration and transfer agent fees payable	505,266
Professional fees payable	58,393
Accrued expenses and other liabilities	23,521
TOTAL LIABILITIES	1,454,922,857
NET ASSETS	$14,548,908,060
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$5,836,798
EXPENSES
Advisory and administrator fee	3,872,363
Custodian, sub-administrator and transfer agent fees	983,711
Trustees’ fees and expenses	88,616
Professional fees	87,295
Printing and postage fees	11,320
Insurance expense	3,137
Miscellaneous expenses	6,378
TOTAL EXPENSES	5,052,820
NET INVESTMENT INCOME (LOSS)	$ 783,978
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,413
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 804,391
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 783,978	$ 69,648,659
Net realized gain (loss)	20,413	185,977
Net increase (decrease) in net assets resulting from operations	804,391	69,834,636
CAPITAL TRANSACTIONS
Contributions	10,384,742,441	36,624,674,911
Withdrawals	(12,608,141,928)	(32,739,648,118)
Net increase (decrease) in net assets from capital transactions	(2,223,399,487)	3,885,026,793
Net increase (decrease) in net assets during the period	(2,222,595,096)	3,954,861,429
Net assets at beginning of period	16,771,503,156	12,816,641,727
NET ASSETS AT END OF PERIOD	$ 14,548,908,060	$ 16,771,503,156
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.01%	0.48%	2.18%	1.80%	0.73%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,548,908	$16,771,503	$12,816,642	$10,372,969	$13,005,602	$14,004,301
Ratios to average net assets:
Total expenses	0.07%(b)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.01%(b)	0.38%	2.13%	1.76%	0.81%	0.25%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,000.00	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
_________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive order (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trusts determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•     Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•     Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•    A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•     Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•     SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
•     State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•     State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$21,059,352,690
Receivable from Adviser	1,547,815
TOTAL ASSETS	21,060,900,505
LIABILITIES
Payable for fund shares repurchased	7,000,334
Administration fees payable	874,972
Shareholder servicing fee payable	222,149
Distribution fees payable	2,562
Transfer agent fees payable	7,093
Registration and filing fees payable	14
Professional fees payable	28,700
Printing fees payable	12,852
Distribution payable	9,589
Accrued expenses and other liabilities	32,018
TOTAL LIABILITIES	8,190,283
NET ASSETS	$21,052,710,222
NET ASSETS CONSIST OF:
Paid-in Capital	$21,052,692,707
Total distributable earnings (loss)	17,515
NET ASSETS	$21,052,710,222
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 409,907,112
Shares Outstanding	409,906,279
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 30,425,864
Shares Outstanding	30,432,208
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 613,875,736
Shares Outstanding	613,876,299
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$16,369,134,549
Shares Outstanding	16,369,264,436
Net asset value, offering and redemption price per share	$ 1.00
Trust Class
Net Assets	$ 3,629,316,961
Shares Outstanding	3,629,630,248
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 9,722,325
Expenses allocated from affiliated Portfolio	(7,535,333)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	2,186,992
EXPENSES
Administration fees
Administration Class	13
Institutional Class	120,250
Investment Class	9,003
Investor Class	129,801
Premier Class	4,597,948
Trust Class	951,002
Shareholder servicing fees
Administration Class	49
Institutional Class	71,968
Investment Class	45,035
Investor Class	207,852
Trust Class	1,065,305
Distribution fees
Administration Class	13
Investment Class	18,010
Custodian fees	22,735
Trustees’ fees and expenses	10,535
Transfer agent fees	9,864
Registration and filing fees	323,363
Professional fees	56,569
Printing and postage fees	15,843
Insurance expense	43,223
Miscellaneous expenses	47,173
TOTAL EXPENSES	7,745,554
Expenses waived/reimbursed by the Adviser	(7,859,290)
NET EXPENSES	(113,736)
NET INVESTMENT INCOME (LOSS)	$ 2,300,728
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	8,102
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,308,830
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,300,728	$ 73,373,331
Net realized gain (loss)	8,102	71,429
Net increase (decrease) in net assets resulting from operations	2,308,830	73,444,760
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(2)	(131)
Institutional Class	(52,089)	(1,215,623)
Investment Class	(611)	(167,824)
Investor Class	(18,718)	(1,643,444)
Premier Class	(2,081,863)	(56,410,573)
Trust Class	(147,330)	(13,992,939)
Total distributions to shareholders	(2,300,613)	(73,430,534)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Institutional Class
Shares sold	2,587,415,751	3,459,672,489
Reinvestment of distributions	6,536	14,869
Shares redeemed	(2,268,084,479)	(3,837,839,873)
Net increase (decrease) from capital share transactions	319,337,808	(378,152,515)
Investment Class
Shares sold	53,804,982	113,194,583
Reinvestment of distributions	236	51,260
Shares redeemed	(65,736,868)	(122,974,456)
Net increase (decrease) from capital share transactions	(11,931,650)	(9,728,613)
Investor Class
Shares sold	5,019,043,989	10,654,831,975
Reinvestment of distributions	14,019	1,602,343
Shares redeemed	(4,951,745,096)	(10,339,889,406)
Net increase (decrease) from capital share transactions	67,312,912	316,544,912
Premier Class
Shares sold	143,855,986,120	357,233,197,506
Reinvestment of distributions	1,897,993	47,415,475
Shares redeemed	(147,493,170,384)	(351,948,556,858)
Net increase (decrease) from capital share transactions	(3,635,286,271)	5,332,056,123
Trust Class
Shares sold	14,799,070,366	38,065,217,733
Reinvestment of distributions	128,743	12,959,879
Shares redeemed	(15,779,866,741)	(37,654,161,979)
Net increase (decrease) from capital share transactions	(980,667,632)	424,015,633
Net increase (decrease) in net assets from beneficial interest transactions	(4,241,234,833)	5,684,735,540
Net increase (decrease) in net assets during the period	(4,241,226,616)	5,684,749,766
Net assets at beginning of period	25,293,936,838	19,609,187,072
NET ASSETS AT END OF PERIOD	$ 21,052,710,222	$ 25,293,936,838
SHARES OF BENEFICIAL INTEREST:
Institutional Class
Shares sold	2,587,415,751	3,459,672,489
Reinvestment of distributions	6,536	14,869
Shares redeemed	(2,268,084,479)	(3,837,839,873)
Net increase (decrease) from share transactions	319,337,808	(378,152,515)
Investment Class
Shares sold	53,804,982	113,194,583
Reinvestment of distributions	236	51,260
Shares redeemed	(65,736,868)	(122,974,456)
Net increase (decrease) from share transactions	(11,931,650)	(9,728,613)
Investor Class
Shares sold	5,019,043,989	10,654,831,975
Reinvestment of distributions	14,019	1,602,343
Shares redeemed	(4,951,745,097)	(10,339,889,406)
Net increase (decrease) from share transactions	67,312,911	316,544,912
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
Premier Class
Shares sold	143,855,986,120	357,233,197,506
Reinvestment of distributions	1,897,993	47,415,475
Shares redeemed	(147,493,170,384)	(351,948,556,858)
Net increase (decrease) from share transactions	(3,635,286,271)	5,332,056,123
Trust Class
Shares sold	14,799,070,366	38,065,217,733
Reinvestment of distributions	128,743	12,959,879
Shares redeemed	(15,779,866,741)	(37,654,161,979)
Net increase (decrease) from share transactions	(980,667,632)	424,015,633
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	(0.0000)(b)	0.0027	0.0185	0.0076
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	—
Total from investment operations	0.0000(b)	0.0027	0.0185	0.0076
Distributions to shareholders from:
Net investment income	—	(0.0027)	(0.0185)	(0.0076)
Total distributions	—(b)	(0.0027)	(0.0185)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.27%	1.86%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%(e)	0.36%	0.37%	0.37%(e)
Net expenses	0.08%(e)	0.25%	0.37%	0.37%(e)
Net investment income (loss)	0.00%(d)(e)	0.27%	1.85%	1.78%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0037	0.0207	0.0085
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	—
Total from investment operations	0.0001	0.0037	0.0207	0.0085
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0037)	(0.0207)	(0.0085)
Total distributions	(0.0001)	(0.0037)	(0.0207)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.37%	2.09%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$409,907	$ 90,569	$468,721	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.15%	0.15%(d)
Net expenses	0.06%(d)	0.15%	0.15%	0.15%(d)
Net investment income (loss)	0.02%(d)	0.34%	2.09%	2.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0025	0.0180	0.0139	0.0042	—(b)
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0025	0.0180	0.0139	0.0042	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0025)	(0.0180)	(0.0139)	(0.0042)	—(b)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	0.0000(b)	(0.0025)	(0.0180)	(0.0139)	(0.0042)	0.0000(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000
Total return (c)	0.00%(d)	0.25%	1.81%	1.40%	0.42%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 30,426	$ 42,358	$ 52,086	$ 69,812	$ 19,242	$48,170
Ratios to Average Net Assets:
Total expenses	0.47%(e)	0.47%	0.47%	0.47%	0.47%	0.49%
Net expenses	0.08%(e)	0.29%	0.46%	0.47%	0.47%	0.31%
Net investment income (loss)	0.00%(e)	0.27%	1.78%	1.54%	0.36%	0.00%(d)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 10/14/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0034	0.0202	0.0166	0.0069	0.0004
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0034	0.0202	0.0166	0.0069	0.0004
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0034)	(0.0202)	(0.0166)	(0.0069)	(0.0004)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	0.0000(b)	(0.0034)	(0.0202)	(0.0166)	(0.0069)	(0.0004)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.34%	2.03%	1.67%	0.69%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$613,876	$546,563	$230,017	$774,885	$328,764	$101,461
Ratios to Average Net Assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net expenses	0.07%(e)	0.18%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	0.01%(e)	0.31%	2.02%	1.67%	0.70%	0.19%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0040	0.0210	0.0174	0.0077	0.0019
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0001	0.0040	0.0210	0.0174	0.0077	0.0019
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0040)	(0.0210)	(0.0174)	(0.0077)	(0.0019)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0001)	(0.0040)	(0.0210)	(0.0174)	(0.0077)	(0.0019)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.40%	2.12%	1.75%	0.77%	0.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,369,135	$20,004,414	$14,672,348	$8,402,049	$4,000,478	$2,515,246
Ratios to Average Net Assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.14%
Net expenses	0.06%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	0.02%(d)	0.33%	2.07%	1.80%	0.81%	0.20%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0000(b)	0.0036	0.0204	0.0168	0.0071	0.0007
Net realized gain (loss)	0.0000(b)	—	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0000(b)	0.0036	0.0204	0.0168	0.0071	0.0007
Distributions to shareholders from:
Net investment income	(0.0000)(b)	(0.0036)	(0.0204)	(0.0168)	(0.0071)	(0.0007)
Net realized gains	—	—	—	—	0.0000(b)	—
Total distributions	(0.0000)(b)	(0.0036)	(0.0204)	(0.0168)	(0.0071)	(0.0007)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.00%(d)	0.36%	2.06%	1.69%	0.71%	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,629,317	$4,609,983	$4,185,964	$4,481,410	$6,903,267	$7,962,822
Ratios to Average Net Assets:
Total expenses	0.18%(e)	0.18%	0.18%	0.18%	0.18%	0.18%(e)
Net expenses	0.07%(e)	0.16%	0.18%	0.18%	0.18%	0.18%(e)
Net investment income (loss)	0.01%(e)	0.33%	2.05%	1.64%	0.70%	0.19%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Select Class Trust Class	July 31, 2018 July 31, 2018 October 24, 2007 October 14, 2016 October 24, 2007 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.97% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended June 30, 2021, the Adviser contractually waived fees in the amount of $811,894.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2021 were $7,047,396.
As of June 30, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$1,084,579
12/31/2024	$7,047,396
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

During the period ended June 30, 2021, the Fund's Administration Class shares and Investment Class shares paid $13 and $18,010 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25%, 0.08% and 0.056%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended June 30, 2021, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares paid SSGA FD $49, $71,968, $45,035, $207,852 and $1,065,305 respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.08%	$1,000.00	$0.40	$1,024.40	$0.40
Institutional Class	0.06	1,000.10	0.30	1,024.50	0.30
Investment Class	0.08	1,000.00	0.40	1,024.40	0.40
Investor Class	0.07	1,000.00	0.35	1,024.40	0.35
Premier Class	0.06	1,000.10	0.30	1,024.50	0.30
Trust Class	0.07	1,000.00	0.35	1,024.40	0.35
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Plus Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
__________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund ; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Treasury Debt	65.4%
Treasury Repurchase Agreements	32.5
Other Assets in Excess of Liabilities	2.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	30.7%
2 to 30 Days	21.3
31 to 60 Days	11.5
61 to 90 Days	3.7
Over 90 Days	30.7
Total	97.9%
Average days to maturity	27
Weighted average life	88
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—65.4%
U.S. Treasury Bill (a)	0.005%	07/15/2021	07/15/2021	$ 375,000,000	$ 374,991,007
U.S. Treasury Bill (a)	0.006%	07/27/2021	07/27/2021	304,170,000	304,164,712
U.S. Treasury Bill (a)	0.010%	08/03/2021	08/03/2021	125,000,000	124,998,854
U.S. Treasury Bill (a)	0.025%	08/24/2021	08/24/2021	102,700,000	102,693,068
U.S. Treasury Bill (a)	0.028%	08/10/2021	08/10/2021	224,850,000	224,843,302
U.S. Treasury Bill (a)	0.030%	10/05/2021	10/05/2021	42,000,000	41,996,640
U.S. Treasury Bill (a)	0.030%	10/12/2021	10/12/2021	200,000,000	199,982,833
U.S. Treasury Bill (a)	0.035%	10/07/2021	10/07/2021	56,000,000	55,994,664
U.S. Treasury Bill (a)	0.038%	12/09/2021	12/09/2021	399,882,000	399,812,562
U.S. Treasury Bill (a)	0.040%	09/30/2021	09/30/2021	118,000,000	117,988,069
U.S. Treasury Bill (a)	0.040%	10/14/2021	10/14/2021	161,300,000	161,281,182
U.S. Treasury Bill (a)	0.040%	12/16/2021	12/16/2021	350,000,000	349,934,667
U.S. Treasury Bill (a)	0.043%	10/21/2021	10/21/2021	250,000,000	249,967,958
U.S. Treasury Bill (a)	0.045%	08/26/2021	08/26/2021	262,500,000	262,487,544
U.S. Treasury Bill (a)	0.048%	10/26/2021	10/26/2021	349,910,000	349,854,526
U.S. Treasury Bill (a)	0.050%	07/13/2021	07/13/2021	774,670,000	774,665,071
U.S. Treasury Bill (a)	0.050%	08/12/2021	08/12/2021	602,137,000	602,101,875
U.S. Treasury Bill (a)	0.050%	11/02/2021	11/02/2021	300,000,000	299,950,417
U.S. Treasury Bill (a)	0.052%	09/16/2021	09/16/2021	349,500,000	349,469,072
U.S. Treasury Bill (a)	0.055%	05/25/2021	07/20/2021	617,467,000	617,453,693
U.S. Treasury Bill (a)	0.058%	12/30/2021	12/30/2021	148,500,000	148,457,761
U.S. Treasury Bill (a)	0.063%	09/09/2021	09/09/2021	425,000,000	424,963,481
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	250,000,000	249,870,694
U.S. Treasury Bill (a)	0.073%	08/05/2021	08/05/2021	425,000,000	424,970,709
U.S. Treasury Bill (a)	0.080%	07/06/2021	07/06/2021	625,000,000	624,996,554
U.S. Treasury Bill (a)	0.085%	07/29/2021	07/29/2021	374,620,000	374,594,809
U.S. Treasury Bill (a)	0.090%	07/08/2021	07/08/2021	725,074,000	725,069,333
U.S. Treasury Bill (a)	0.093%	07/22/2021	07/22/2021	200,000,000	199,989,057
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	725,019,000	725,019,000
U.S. Treasury Note (a)	0.051%	09/15/2021	09/15/2021	75,000,000	75,418,640
U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	80,000,000	80,411,836
U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	51,000,000	51,135,585
U.S. Treasury Note (a)	0.056%	12/31/2021	12/31/2021	11,522,000	11,633,410
U.S. Treasury Note (a)	0.058%	10/31/2021	10/31/2021	124,440,000	124,933,801
U.S. Treasury Note (a)	0.061%	07/31/2021	07/31/2021	92,200,000	92,329,028
U.S. Treasury Note (a)	0.062%	10/31/2021	10/31/2021	45,800,000	46,095,061
U.S. Treasury Note (a)	0.066%	10/15/2021	10/15/2021	122,560,000	123,557,997
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	0.084%	07/01/2021	04/30/2023	172,049,000	172,061,763
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.099%	07/01/2021	01/31/2023	219,485,000	219,555,290
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	07/31/2022	694,375,000	694,452,549
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	10/31/2022	884,361,000	884,553,988
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.164%	07/01/2021	04/30/2022	971,345,000	971,913,844
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.204%	07/01/2021	01/31/2022	847,500,000	848,018,429
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.270%	07/01/2021	07/31/2021	954,000,000	954,002,796
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.350%	07/01/2021	10/31/2021	614,000,000	614,325,995
TOTAL TREASURY DEBT					15,826,963,126
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—32.5%
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2047, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, U.S. Treasury Notes, 0.125% – 3.125% due 07/31/2021 – 11/15/2030, and U.S. Treasury Strips, 0.000% due 02/15/2027 – 08/15/2028, valued at $102,000,007); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	$ 100,000,000	$ 100,000,000
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 08/15/2042 – 08/15/2043, valued at $204,000,041); expected proceeds $200,000,167	0.030%	07/01/2021	07/01/2021	200,000,000	200,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 1.625% due 10/31/2026, valued at $108,120,087); expected proceeds $106,000,147	0.050%	06/30/2021	07/01/2021	106,000,000	106,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.875% due 03/31/2023 – 08/15/2028, valued at $127,500,030); expected proceeds $125,000,174	0.050%	07/01/2021	07/01/2021	125,000,000	125,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.125% due 06/30/2023, valued at $56,100,098); expected proceeds $55,000,076	0.050%	07/01/2021	07/01/2021	55,000,000	55,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 12/02/2021, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2023 – 07/15/2030, a U.S. Treasury Note, 2.125% due 08/15/2021, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 02/15/2051, valued at $132,600,000); expected proceeds $130,001,264	0.050%	07/02/2021	07/02/2021	130,000,000	130,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Inflation Index Bonds, 0.250% – 2.125% due 02/15/2040 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 04/15/2024 – 07/15/2030, a U.S. Treasury Note, 1.750% due 06/30/2024, and U.S. Treasury Strips, 0.000% due 02/15/2034 – 11/15/2047, valued at $258,060,000); expected proceeds $253,000,351	0.050%	07/01/2021	07/01/2021	253,000,000	253,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 4.625% due 02/15/2040 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2029 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 10/15/2024 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 3.125% due 04/30/2022 – 02/15/2031, valued at $48,960,041); expected proceeds $48,000,413	0.010%	07/08/2021	07/07/2021	48,000,000	48,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by U.S. Treasury Bills, 0.000% due 09/02/2021 – 10/26/2021, valued at $510,000,028); expected proceeds $500,004,861	0.050%	07/02/2021	07/02/2021	$ 500,000,000	$ 500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 07/15/2024 – 10/15/2024, valued at $155,040,065); expected proceeds $152,000,211	0.050%	07/01/2021	07/01/2021	152,000,000	152,000,000
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 08/19/2021 – 06/16/2022, U.S. Treasury Inflation Index Bonds, 2.125% – 3.875% due 04/15/2029 – 02/15/2040, and U.S. Treasury Notes, 0.125% – 2.875% due 07/31/2021 – 11/15/2030, valued at $102,000,195); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.000% due 02/15/2023 – 02/15/2030, valued at $3,000,004,192); expected proceeds $3,000,004,167	0.050%	07/01/2021	07/01/2021	3,000,000,000	3,000,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.350% – 2.250% due 10/31/2021 – 11/15/2027, valued at $877,314,315); expected proceeds $860,001,194	0.050%	07/01/2021	07/01/2021	860,000,000	860,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2030, valued at $500,051,338); expected proceeds $490,001,024	0.050%	07/01/2021	07/01/2021	490,000,343	490,000,343
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.125% due 05/31/2023, valued at $204,000,021); expected proceeds $200,000,278	0.050%	07/01/2021	07/01/2021	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 07/01/2021, and U.S. Treasury Strips, 0.000% due 02/15/2032 – 08/15/2043, valued at $142,800,000); expected proceeds $140,000,194	0.050%	07/01/2021	07/01/2021	140,000,000	140,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2022, valued at $102,000,336); expected proceeds $100,000,972	0.050%	07/06/2021	07/06/2021	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 6.000% – 7.625% due 11/15/2022 – 02/15/2026, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and a U.S. Treasury Note, 0.125% due 06/30/2023, valued at $22,440,059); expected proceeds $22,000,031	0.050%	07/01/2021	07/01/2021	22,000,000	22,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.500% – 0.750% due 02/28/2026 – 05/31/2026, valued at $76,500,131); expected proceeds $75,000,104	0.050%	07/01/2021	07/01/2021	$ 75,000,000	$ 75,000,000
Agreement with MUFG Securities, dated 6/30/2021 (collateralized by a U.S. Treasury Note, 2.625% due 02/15/2029, valued at $96,868,365); expected proceeds $95,000,132	0.050%	07/01/2021	07/01/2021	95,000,000	95,000,000
Agreement with National Australia Bank, Ltd., dated 6/30/2021 (collateralized by a U.S. Treasury Note, 1.750%due 01/31/2023, valued at $101,938,824); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/09/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $56,100,040); expected proceeds $55,008,342 (c)	0.060%	07/09/2021	07/09/2021	55,000,000	55,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/28/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 11/15/2026 – 08/15/2030, valued at $57,120,036); expected proceeds $56,006,533 (c)	0.050%	07/21/2021	07/21/2021	56,000,000	56,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/04/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $53,040,098); expected proceeds $52,006,500 (c)	0.050%	09/02/2021	09/02/2021	52,000,000	52,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $107,100,088); expected proceeds $105,002,625 (c)	0.030%	07/15/2021	07/15/2021	105,000,000	105,000,000
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.875%due 08/15/2045, and U.S. Treasury Strips, 0.000%, due 11/15/2021 – 08/15/2030, valued at $48,873,430); expected proceeds $47,851,955	0.060%	07/01/2021	07/01/2021	47,851,875	47,851,875
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by U.S. Treasury Strips, 0.000%, due 05/15/2029 – 05/15/2030, valued at $61,032,370); expected proceeds $59,758,850	0.060%	07/01/2021	07/01/2021	59,758,750	59,758,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/03/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.000% due 02/15/2026 – 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.250% – 2.500% due 01/15/2029 – 02/15/2050, and U.S. Treasury Notes, 0.250% – 2.000% due 09/30/2025 – 05/15/2030, valued at $49,980,054); expected proceeds $49,000,449	0.010%	07/06/2021	07/07/2021	49,000,000	49,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.250% due 08/15/2023 – 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2047, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2026 – 07/15/2026, valued at $41,820,010); expected proceeds $41,000,057	0.050%	07/01/2021	07/01/2021	$ 41,000,000	$ 41,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by U.S. Treasury Bonds, 2.750% – 3.750% due 11/15/2042 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2027 – 02/15/2046, a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, U.S. Treasury Notes, 0.125% – 2.875% due 07/31/2021 – 12/31/2027, and U.S. Treasury Strips, 0.000% due 05/15/2027 – 02/15/2046, valued at $99,960,000); expected proceeds $98,000,953	0.050%	07/06/2021	07/06/2021	98,000,000	98,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.250% – 1.875% due 11/15/2040 – 02/15/2051, valued at $319,260,049); expected proceeds $313,000,435	0.050%	07/01/2021	07/01/2021	313,000,000	313,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.500% due 03/15/2023, valued at $51,000,092); expected proceeds $50,000,069	0.050%	07/01/2021	07/01/2021	50,000,000	50,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 07/06/2021 – 12/30/2021, U.S. Treasury Bonds, 1.875% – 8.000% due 11/15/2021 – 02/15/2051, U.S. Treasury Inflation Index Bonds, 0.750% – 2.375% due 01/15/2025 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 01/15/2023 – 07/15/2030, U.S. Treasury Notes, 0.125% – 2.750% due 02/15/2022 – 03/31/2028, and U.S. Treasury Strips, 0.000% due 11/15/2023 – 05/15/2050, valued at $102,000,091); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,877,610,968
TOTAL INVESTMENTS –97.9% (d)(e)					23,704,574,094
Other Assets in Excess of Liabilities —2.1%					508,813,043
NET ASSETS –100.0%					$24,213,387,137
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $268,000,000 or 1.1% of net assets as of June 30, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$15,826,963,126
Repurchase agreements, at value and amortized cost	7,877,610,968
Total Investments	23,704,574,094
Cash	1,181,423,410
Interest receivable — unaffiliated issuers	4,520,499
Other Receivable	42,978
TOTAL ASSETS	24,890,560,981
LIABILITIES
Payable for investments purchased	675,394,936
Advisory and administrator fee payable	993,920
Custody, sub-administration and transfer agent fees payable	675,056
Professional fees payable	74,256
Accrued expenses and other liabilities	35,676
TOTAL LIABILITIES	677,173,844
NET ASSETS	$24,213,387,137
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$10,980,881
EXPENSES
Advisory and administrator fee	6,544,353
Custodian, sub-administrator and transfer agent fees	1,656,224
Trustees’ fees and expenses	135,671
Professional fees	129,086
Printing and postage fees	10,849
Insurance expense	4,032
Miscellaneous expenses	9,216
TOTAL EXPENSES	8,489,431
NET INVESTMENT INCOME (LOSS)	$ 2,491,450
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,193
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,500,643
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,491,450	$ 111,054,789
Net realized gain (loss)	9,193	91,876
Net increase (decrease) in net assets resulting from operations	2,500,643	111,146,665
CAPITAL TRANSACTIONS
Contributions	32,927,539,284	96,988,717,280
Withdrawals	(36,766,010,559)	(92,885,440,947)
Net increase (decrease) in net assets from capital transactions	(3,838,471,275)	4,103,276,333
Net increase (decrease) in net assets during the period	(3,835,970,632)	4,214,422,998
Net assets at beginning of period	28,049,357,769	23,834,934,771
NET ASSETS AT END OF PERIOD	$ 24,213,387,137	$ 28,049,357,769
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.00%(b)	0.46%	2.19%	1.82%	0.82%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,213,387	$28,049,358	$23,834,935	$17,447,265	$14,180,281	$10,628,952
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.02%(c)	0.41%	2.13%	1.79%	0.84%	0.27%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.05%.
(c)	Annualized.
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Portfolio had invested in repurchase agreements with the gross values of $7,877,610,968 and associated collateral equal to $7,975,584,531.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2021 and May 24-25, 2021 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
__________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
18

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
19

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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
20

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$3,153,954,287
Receivable from Adviser	224,133
TOTAL ASSETS	3,154,178,420
LIABILITIES
Administration fees payable	137,312
Transfer agent fees payable	2,990
Registration and filing fees payable	52,697
Professional fees payable	15,849
Printing fees payable	7,116
Distribution payable	105
Accrued expenses and other liabilities	3,357
TOTAL LIABILITIES	219,426
NET ASSETS	$3,153,958,994
NET ASSETS CONSIST OF:
Paid-in Capital	$3,153,957,220
Total distributable earnings (loss)	1,774
NET ASSETS	$3,153,958,994
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	3,153,957,220
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	1,179,479
Expenses allocated from affiliated Portfolio	(954,098)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	225,381
EXPENSES
Administration fees	735,206
Custodian fees	13,704
Trustees’ fees and expenses	10,535
Transfer agent fees	1,453
Registration and filing fees	26,202
Professional fees and expenses	14,339
Printing and postage fees	9,671
Insurance expense	10,260
Miscellaneous expenses	11,551
TOTAL EXPENSES	832,921
Expenses waived/reimbursed by the Adviser	(967,897)
NET EXPENSES	(134,976)
NET INVESTMENT INCOME (LOSS)	$ 360,357
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	1,091
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 361,448
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 360,357	$ 22,874,101
Net realized gain (loss)	1,091	20,447
Net increase (decrease) in net assets resulting from operations	361,448	22,894,548
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(360,344)	(22,895,464)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	675,303,122	6,454,715,748
Reinvestment of distributions	364,737	23,024,368
Cost of shares redeemed	(275,699,749)	(7,944,327,613)
Net increase (decrease) from share transactions	399,968,110	(1,466,587,497)
Net increase (decrease) in net assets during the period	399,969,214	(1,466,588,413)
Net assets at beginning of period	2,753,989,780	4,220,578,193
NET ASSETS AT END OF PERIOD	$3,153,958,994	$ 2,753,989,780
SHARES OF BENEFICIAL INTEREST:
Shares sold	675,303,122	6,454,715,748
Reinvestment of distributions	364,737	23,024,368
Shares redeemed	(275,699,749)	(7,944,327,613)
Net increase (decrease) from share transactions	399,968,110	(1,466,587,497)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	For the Period 10/05/17* - 12/31/17(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0001	0.0045	0.0213	0.0178	0.0025
Net realized and unrealized gain (loss)	—	(0.0001)	(0.0000)(b)	—	—
Total from investment operations	0.0001	0.0044	0.0213	0.0178	0.0025
Distributions to shareholders from:
Net investment income	(0.0001)	(0.0044)	(0.0213)	(0.0178)	(0.0025)
Total distributions	(0.0001)	(0.0044)	(0.0213)	(0.0178)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.01%	0.44%	2.16%	1.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,153,959	$2,753,990	$4,220,578	$3,620,569	$2,926,362
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.13%	0.16%(d)
Net expenses	0.06%(d)	0.08%	0.08%	0.08%	0.08%(d)
Net investment income (loss)	0.02%(d)	0.45%	2.13%	1.77%	1.08%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.03% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2022, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended June 30, 2021, the Adviser contractually waived fees in the amount of $316,609.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2021, the Adviser voluntarily waived expenses in the amount of $294,082.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2021 were $357,206. As of June 30, 2021, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 645
12/31/2024	$357,206
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.06%	$1,000.10	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.ssga.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Obligations Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the one- and three-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
____________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1- and 3-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2021

% of Net Assets
Treasury Debt	65.4%
Treasury Repurchase Agreements	32.5
Other Assets in Excess of Liabilities	2.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	30.7%
2 to 30 Days	21.3
31 to 60 Days	11.5
61 to 90 Days	3.7
Over 90 Days	30.7
Total	97.9%
Average days to maturity	27
Weighted average life	88
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—65.4%
U.S. Treasury Bill (a)	0.005%	07/15/2021	07/15/2021	$ 375,000,000	$ 374,991,007
U.S. Treasury Bill (a)	0.006%	07/27/2021	07/27/2021	304,170,000	304,164,712
U.S. Treasury Bill (a)	0.010%	08/03/2021	08/03/2021	125,000,000	124,998,854
U.S. Treasury Bill (a)	0.025%	08/24/2021	08/24/2021	102,700,000	102,693,068
U.S. Treasury Bill (a)	0.028%	08/10/2021	08/10/2021	224,850,000	224,843,302
U.S. Treasury Bill (a)	0.030%	10/05/2021	10/05/2021	42,000,000	41,996,640
U.S. Treasury Bill (a)	0.030%	10/12/2021	10/12/2021	200,000,000	199,982,833
U.S. Treasury Bill (a)	0.035%	10/07/2021	10/07/2021	56,000,000	55,994,664
U.S. Treasury Bill (a)	0.038%	12/09/2021	12/09/2021	399,882,000	399,812,562
U.S. Treasury Bill (a)	0.040%	09/30/2021	09/30/2021	118,000,000	117,988,069
U.S. Treasury Bill (a)	0.040%	10/14/2021	10/14/2021	161,300,000	161,281,182
U.S. Treasury Bill (a)	0.040%	12/16/2021	12/16/2021	350,000,000	349,934,667
U.S. Treasury Bill (a)	0.043%	10/21/2021	10/21/2021	250,000,000	249,967,958
U.S. Treasury Bill (a)	0.045%	08/26/2021	08/26/2021	262,500,000	262,487,544
U.S. Treasury Bill (a)	0.048%	10/26/2021	10/26/2021	349,910,000	349,854,526
U.S. Treasury Bill (a)	0.050%	07/13/2021	07/13/2021	774,670,000	774,665,071
U.S. Treasury Bill (a)	0.050%	08/12/2021	08/12/2021	602,137,000	602,101,875
U.S. Treasury Bill (a)	0.050%	11/02/2021	11/02/2021	300,000,000	299,950,417
U.S. Treasury Bill (a)	0.052%	09/16/2021	09/16/2021	349,500,000	349,469,072
U.S. Treasury Bill (a)	0.055%	05/25/2021	07/20/2021	617,467,000	617,453,693
U.S. Treasury Bill (a)	0.058%	12/30/2021	12/30/2021	148,500,000	148,457,761
U.S. Treasury Bill (a)	0.063%	09/09/2021	09/09/2021	425,000,000	424,963,481
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	250,000,000	249,870,694
U.S. Treasury Bill (a)	0.073%	08/05/2021	08/05/2021	425,000,000	424,970,709
U.S. Treasury Bill (a)	0.080%	07/06/2021	07/06/2021	625,000,000	624,996,554
U.S. Treasury Bill (a)	0.085%	07/29/2021	07/29/2021	374,620,000	374,594,809
U.S. Treasury Bill (a)	0.090%	07/08/2021	07/08/2021	725,074,000	725,069,333
U.S. Treasury Bill (a)	0.093%	07/22/2021	07/22/2021	200,000,000	199,989,057
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	725,019,000	725,019,000
U.S. Treasury Note (a)	0.051%	09/15/2021	09/15/2021	75,000,000	75,418,640
U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	80,000,000	80,411,836
U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	51,000,000	51,135,585
U.S. Treasury Note (a)	0.056%	12/31/2021	12/31/2021	11,522,000	11,633,410
U.S. Treasury Note (a)	0.058%	10/31/2021	10/31/2021	124,440,000	124,933,801
U.S. Treasury Note (a)	0.061%	07/31/2021	07/31/2021	92,200,000	92,329,028
U.S. Treasury Note (a)	0.062%	10/31/2021	10/31/2021	45,800,000	46,095,061
U.S. Treasury Note (a)	0.066%	10/15/2021	10/15/2021	122,560,000	123,557,997
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	0.084%	07/01/2021	04/30/2023	172,049,000	172,061,763
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.099%	07/01/2021	01/31/2023	219,485,000	219,555,290
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	07/31/2022	694,375,000	694,452,549
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	10/31/2022	884,361,000	884,553,988
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.164%	07/01/2021	04/30/2022	971,345,000	971,913,844
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.204%	07/01/2021	01/31/2022	847,500,000	848,018,429
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.270%	07/01/2021	07/31/2021	954,000,000	954,002,796
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.350%	07/01/2021	10/31/2021	614,000,000	614,325,995
TOTAL TREASURY DEBT					15,826,963,126
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—32.5%
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2047, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, U.S. Treasury Notes, 0.125% – 3.125% due 07/31/2021 – 11/15/2030, and U.S. Treasury Strips, 0.000% due 02/15/2027 – 08/15/2028, valued at $102,000,007); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	$ 100,000,000	$ 100,000,000
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 08/15/2042 – 08/15/2043, valued at $204,000,041); expected proceeds $200,000,167	0.030%	07/01/2021	07/01/2021	200,000,000	200,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 1.625% due 10/31/2026, valued at $108,120,087); expected proceeds $106,000,147	0.050%	06/30/2021	07/01/2021	106,000,000	106,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.875% due 03/31/2023 – 08/15/2028, valued at $127,500,030); expected proceeds $125,000,174	0.050%	07/01/2021	07/01/2021	125,000,000	125,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.125% due 06/30/2023, valued at $56,100,098); expected proceeds $55,000,076	0.050%	07/01/2021	07/01/2021	55,000,000	55,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 12/02/2021, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2023 – 07/15/2030, a U.S. Treasury Note, 2.125% due 08/15/2021, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 02/15/2051, valued at $132,600,000); expected proceeds $130,001,264	0.050%	07/02/2021	07/02/2021	130,000,000	130,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Inflation Index Bonds, 0.250% – 2.125% due 02/15/2040 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 04/15/2024 – 07/15/2030, a U.S. Treasury Note, 1.750% due 06/30/2024, and U.S. Treasury Strips, 0.000% due 02/15/2034 – 11/15/2047, valued at $258,060,000); expected proceeds $253,000,351	0.050%	07/01/2021	07/01/2021	253,000,000	253,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 4.625% due 02/15/2040 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2029 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 10/15/2024 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 3.125% due 04/30/2022 – 02/15/2031, valued at $48,960,041); expected proceeds $48,000,413	0.010%	07/08/2021	07/07/2021	48,000,000	48,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by U.S. Treasury Bills, 0.000% due 09/02/2021 – 10/26/2021, valued at $510,000,028); expected proceeds $500,004,861	0.050%	07/02/2021	07/02/2021	$ 500,000,000	$ 500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 07/15/2024 – 10/15/2024, valued at $155,040,065); expected proceeds $152,000,211	0.050%	07/01/2021	07/01/2021	152,000,000	152,000,000
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 08/19/2021 – 06/16/2022, U.S. Treasury Inflation Index Bonds, 2.125% – 3.875% due 04/15/2029 – 02/15/2040, and U.S. Treasury Notes, 0.125% – 2.875% due 07/31/2021 – 11/15/2030, valued at $102,000,195); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.000% due 02/15/2023 – 02/15/2030, valued at $3,000,004,192); expected proceeds $3,000,004,167	0.050%	07/01/2021	07/01/2021	3,000,000,000	3,000,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.350% – 2.250% due 10/31/2021 – 11/15/2027, valued at $877,314,315); expected proceeds $860,001,194	0.050%	07/01/2021	07/01/2021	860,000,000	860,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2030, valued at $500,051,338); expected proceeds $490,001,024	0.050%	07/01/2021	07/01/2021	490,000,343	490,000,343
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.125% due 05/31/2023, valued at $204,000,021); expected proceeds $200,000,278	0.050%	07/01/2021	07/01/2021	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 07/01/2021, and U.S. Treasury Strips, 0.000% due 02/15/2032 – 08/15/2043, valued at $142,800,000); expected proceeds $140,000,194	0.050%	07/01/2021	07/01/2021	140,000,000	140,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2022, valued at $102,000,336); expected proceeds $100,000,972	0.050%	07/06/2021	07/06/2021	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 6.000% – 7.625% due 11/15/2022 – 02/15/2026, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and a U.S. Treasury Note, 0.125% due 06/30/2023, valued at $22,440,059); expected proceeds $22,000,031	0.050%	07/01/2021	07/01/2021	22,000,000	22,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.500% – 0.750% due 02/28/2026 – 05/31/2026, valued at $76,500,131); expected proceeds $75,000,104	0.050%	07/01/2021	07/01/2021	$ 75,000,000	$ 75,000,000
Agreement with MUFG Securities, dated 6/30/2021 (collateralized by a U.S. Treasury Note, 2.625% due 02/15/2029, valued at $96,868,365); expected proceeds $95,000,132	0.050%	07/01/2021	07/01/2021	95,000,000	95,000,000
Agreement with National Australia Bank, Ltd., dated 6/30/2021 (collateralized by a U.S. Treasury Note, 1.750%due 01/31/2023, valued at $101,938,824); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/09/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $56,100,040); expected proceeds $55,008,342 (c)	0.060%	07/09/2021	07/09/2021	55,000,000	55,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/28/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 11/15/2026 – 08/15/2030, valued at $57,120,036); expected proceeds $56,006,533 (c)	0.050%	07/21/2021	07/21/2021	56,000,000	56,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/04/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $53,040,098); expected proceeds $52,006,500 (c)	0.050%	09/02/2021	09/02/2021	52,000,000	52,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $107,100,088); expected proceeds $105,002,625 (c)	0.030%	07/15/2021	07/15/2021	105,000,000	105,000,000
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.875%due 08/15/2045, and U.S. Treasury Strips, 0.000%, due 11/15/2021 – 08/15/2030, valued at $48,873,430); expected proceeds $47,851,955	0.060%	07/01/2021	07/01/2021	47,851,875	47,851,875
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by U.S. Treasury Strips, 0.000%, due 05/15/2029 – 05/15/2030, valued at $61,032,370); expected proceeds $59,758,850	0.060%	07/01/2021	07/01/2021	59,758,750	59,758,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/03/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.000% due 02/15/2026 – 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.250% – 2.500% due 01/15/2029 – 02/15/2050, and U.S. Treasury Notes, 0.250% – 2.000% due 09/30/2025 – 05/15/2030, valued at $49,980,054); expected proceeds $49,000,449	0.010%	07/06/2021	07/07/2021	49,000,000	49,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.250% due 08/15/2023 – 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2047, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2026 – 07/15/2026, valued at $41,820,010); expected proceeds $41,000,057	0.050%	07/01/2021	07/01/2021	$ 41,000,000	$ 41,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by U.S. Treasury Bonds, 2.750% – 3.750% due 11/15/2042 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2027 – 02/15/2046, a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, U.S. Treasury Notes, 0.125% – 2.875% due 07/31/2021 – 12/31/2027, and U.S. Treasury Strips, 0.000% due 05/15/2027 – 02/15/2046, valued at $99,960,000); expected proceeds $98,000,953	0.050%	07/06/2021	07/06/2021	98,000,000	98,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.250% – 1.875% due 11/15/2040 – 02/15/2051, valued at $319,260,049); expected proceeds $313,000,435	0.050%	07/01/2021	07/01/2021	313,000,000	313,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.500% due 03/15/2023, valued at $51,000,092); expected proceeds $50,000,069	0.050%	07/01/2021	07/01/2021	50,000,000	50,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 07/06/2021 – 12/30/2021, U.S. Treasury Bonds, 1.875% – 8.000% due 11/15/2021 – 02/15/2051, U.S. Treasury Inflation Index Bonds, 0.750% – 2.375% due 01/15/2025 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 01/15/2023 – 07/15/2030, U.S. Treasury Notes, 0.125% – 2.750% due 02/15/2022 – 03/31/2028, and U.S. Treasury Strips, 0.000% due 11/15/2023 – 05/15/2050, valued at $102,000,091); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,877,610,968
TOTAL INVESTMENTS –97.9% (d)(e)					23,704,574,094
Other Assets in Excess of Liabilities —2.1%					508,813,043
NET ASSETS –100.0%					$24,213,387,137
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $268,000,000 or 1.1% of net assets as of June 30, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$15,826,963,126
Repurchase agreements, at value and amortized cost	7,877,610,968
Total Investments	23,704,574,094
Cash	1,181,423,410
Interest receivable — unaffiliated issuers	4,520,499
Other Receivable	42,978
TOTAL ASSETS	24,890,560,981
LIABILITIES
Payable for investments purchased	675,394,936
Advisory and administrator fee payable	993,920
Custody, sub-administration and transfer agent fees payable	675,056
Professional fees payable	74,256
Accrued expenses and other liabilities	35,676
TOTAL LIABILITIES	677,173,844
NET ASSETS	$24,213,387,137
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$10,980,881
EXPENSES
Advisory and administrator fee	6,544,353
Custodian, sub-administrator and transfer agent fees	1,656,224
Trustees’ fees and expenses	135,671
Professional fees	129,086
Printing and postage fees	10,849
Insurance expense	4,032
Miscellaneous expenses	9,216
TOTAL EXPENSES	8,489,431
NET INVESTMENT INCOME (LOSS)	$ 2,491,450
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,193
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,500,643
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,491,450	$ 111,054,789
Net realized gain (loss)	9,193	91,876
Net increase (decrease) in net assets resulting from operations	2,500,643	111,146,665
CAPITAL TRANSACTIONS
Contributions	32,927,539,284	96,988,717,280
Withdrawals	(36,766,010,559)	(92,885,440,947)
Net increase (decrease) in net assets from capital transactions	(3,838,471,275)	4,103,276,333
Net increase (decrease) in net assets during the period	(3,835,970,632)	4,214,422,998
Net assets at beginning of period	28,049,357,769	23,834,934,771
NET ASSETS AT END OF PERIOD	$ 24,213,387,137	$ 28,049,357,769
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.00%(b)	0.46%	2.19%	1.82%	0.82%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,213,387	$28,049,358	$23,834,935	$17,447,265	$14,180,281	$10,628,952
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.02%(c)	0.41%	2.13%	1.79%	0.84%	0.27%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.05%.
(c)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Portfolio had invested in repurchase agreements with the gross values of $7,877,610,968 and associated collateral equal to $7,975,584,531.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2021 and May 24-25, 2021 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
20

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
21

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBSAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$575,895,262	$968,704,177	$369,428,612
Receivable for investments sold	—	3,749,406	24,153
Receivable for fund shares sold	286,236	156,399	296,387
Receivable from Adviser	46,716	113,928	50,511
TOTAL ASSETS	576,228,214	972,723,910	369,799,663
LIABILITIES
Payable for investments purchased	50,690	—	—
Payable for fund shares repurchased	230,241	3,900,040	315,285
Advisory fee payable	11,700	48,433	8,932
Custodian fees payable	9,352	8,925	9,362
Administration fees payable	23,401	40,362	14,887
Distribution fees payable	2,206	2,539	8,762
Transfer agent fees payable	29,960	16,455	4,909
Sub-transfer agent fee payable	45,351	8,684	49,257
Registration and filing fees payable	1,099	4,117	451
Professional fees payable	15,013	14,801	15,376
Printing and postage fees payable	4,256	4,489	3,837
Accrued expenses and other liabilities	341	381,759	287
TOTAL LIABILITIES	423,610	4,430,604	431,345
NET ASSETS	$575,804,604	$968,293,306	$369,368,318
NET ASSETS CONSIST OF:
Paid-in Capital	$572,517,246	$789,237,994	$283,894,822
Total distributable earnings (loss)	3,287,358	179,055,312	85,473,496
NET ASSETS	$575,804,604	$968,293,306	$369,368,318
Class A
Net Assets	$ 10,750,029	$ 12,287,196	$ 44,529,682
Shares Outstanding	104,568	105,059	117,802
Net asset value, offering and redemption price per share	$ 102.80	$ 116.96	$ 378.00
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 106.81	$ 123.44	$ 398.94
Class I
Net Assets	$ 9,355,304	$ 685,317	$ 16,606,882
Shares Outstanding	91,248	5,844	43,872
Net asset value, offering and redemption price per share	$ 102.53	$ 117.27	$ 378.53
Class K
Net Assets	$555,699,271	$955,320,793	$308,231,754
Shares Outstanding	5,420,485	8,132,889	813,357
Net asset value, offering and redemption price per share	$ 102.52	$ 117.46	$ 378.96
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$580,621,353	$803,654,798	$300,350,129
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$ 4,206,991	$ —	$ —
EXPENSES
Advisory fee	62,851	272,688	49,816
Administration fees	125,703	227,240	83,026
Sub-transfer agent fee
Class A	11,551	11,120	34,839
Class I	7,020	321	11,639
Distribution fees
Class A	14,439	13,900	43,549
License fees	—	147,186	—
Custodian fees	18,942	19,812	18,944
Trustees’ fees and expenses	10,500	10,500	10,500
Transfer agent fees	64,226	54,516	30,713
Registration and filing fees	49,203	61,137	47,383
Professional fees and expenses	12,584	13,546	12,109
Printing and postage fees	4,597	6,230	3,137
Insurance expense	495	746	186
Miscellaneous expenses	2,523	—	2,442
TOTAL EXPENSES	384,634	838,942	348,283
Expenses waived/reimbursed by the Adviser	(288,773)	(735,431)	(183,532)
NET EXPENSES	95,861	103,511	164,751
NET INVESTMENT INCOME (LOSS)	$ 4,111,130	$ (103,511)	$ (164,751)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	5,703,397	14,478,010	13,295,671
Net change in unrealized appreciation/depreciation on:
Investment in corresponding affiliated Portfolio	(16,948,173)	68,716,034	29,826,768
NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,244,776)	83,194,044	43,122,439
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (7,133,646)	$83,090,533	$42,957,688
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(b)	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,111,130	$ 7,091,813	$ (103,511)	$ 13,311,878	$ (164,751)	$ 2,918,168
Net realized gain (loss)	5,703,397	5,851,428	14,478,010	1,541,239	13,295,671	1,940,813
Net change in unrealized appreciation/depreciation	(16,948,173)	7,105,030	68,716,034	80,189,735	29,826,768	36,530,670
Net increase (decrease) in net assets resulting from operations	(7,133,646)	20,048,271	83,090,533	95,042,852	42,957,688	41,389,651
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(71,093)	(376,387)	—	(118,663)	—	(255,924)
Class I	(49,160)	(239,504)	—	(6,455)	—	(91,947)
Class K	(4,001,822)	(9,329,360)	—	(13,440,767)	—	(3,125,619)
Total distributions to shareholders	(4,122,075)	(9,945,251)	—	(13,565,885)	—	(3,473,490)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	3,244,913	11,684,206	2,489,811	3,031,290	19,349,909	6,208,805
Reinvestment of distributions	70,952	368,911	—	118,658	—	255,333
Cost of shares redeemed	(3,443,710)	(20,967,724)	(608,625)	(1,641,250)	(5,109,996)	(7,879,861)
Net increase (decrease) from capital share transactions	(127,845)	(8,914,607)	1,881,186	1,508,698	14,239,913	(1,415,723)
Class I
Proceeds from sale of shares sold	3,392,040	2,323,532	237,048	180,901	8,488,231	1,136,933
Reinvestment of distributions	8,649	13,681	—	6,455	—	91,947
Cost of shares redeemed	(1,971,456)	(1,868,214)	(23,239)	(451,774)	(891,102)	(1,563,862)
Net increase (decrease) from capital share transactions	1,429,233	468,999	213,809	(264,418)	7,597,129	(334,982)
Class K
Proceeds from sale of shares sold	347,921,130	224,103,569	221,589,565	375,663,145	120,618,433	125,769,004
Reinvestment of distributions	4,001,743	9,328,326	—	13,024,795	—	3,107,246
Cost of shares redeemed	(147,731,708)	(90,609,127)	(143,339,627)	(97,810,660)	(66,021,788)	(21,298,146)
Net increase (decrease) from capital share transactions	204,191,165	142,822,768	78,249,938	290,877,280	54,596,645	107,578,104
Net increase (decrease) in net assets from beneficial interest transactions	205,492,553	134,377,160	80,344,933	292,121,560	76,433,687	105,827,399
Net increase (decrease) in net assets during the period	194,236,832	144,480,180	163,435,466	373,598,527	119,391,375	143,743,560
Net assets at beginning of period	381,567,772	237,087,592	804,857,840	431,259,313	249,976,943	106,233,383
NET ASSETS AT END OF PERIOD	$ 575,804,604	$381,567,772	$ 968,293,306	$804,857,840	$369,368,318	$249,976,943
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	31,368	111,233	22,489	32,665	53,742	24,561
Reinvestment of distributions	691	3,511	—	1,111	—	777
Shares redeemed	(33,624)	(199,831)	(5,395)	(18,284)	(14,212)	(34,042)
Net increase (decrease) from share transactions	(1,565)	(85,087)	17,094	15,492	39,530	(8,704)
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(b)	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(c)
Class I
Shares sold	33,272	22,114	2,142	1,912	24,005	4,431
Reinvestment of distributions	85	130	—	61	—	280
Shares redeemed	(18,831)	(17,675)	(206)	(5,594)	(2,511)	(7,244)
Net increase (decrease) from share transactions	14,526	4,569	1,936	(3,621)	21,494	(2,533)
Class K
Shares sold	3,377,905	2,129,056	1,994,411	4,024,381	344,108	424,709
Reinvestment of distributions	39,130	88,818	—	121,727	—	9,452
Shares redeemed	(1,440,362)	(861,992)	(1,275,374)	(1,043,008)	(186,008)	(86,179)
Net increase (decrease) from share transactions	1,976,673	1,355,882	719,037	3,103,100	158,100	347,982
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	After the close of trading on April 17, 2020, State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	After the close of trading on April 17, 2020, State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$105.53	$101.10	$ 95.50	$98.20	$97.50	$97.50
Income (loss) from investment operations:
Net investment income (loss) (b)	0.60	2.18	3.40	2.60	2.10	1.60
Net realized and unrealized gain (loss)	(2.71)	5.10	4.40	(3.00)	0.80	0.30
Total from investment operations	(2.11)	7.28	7.80	(0.40)	2.90	1.90
Distributions to shareholders from:
Net investment income	(0.62)	(2.06)	(2.20)	(2.30)	(2.10)	(1.80)
Net realized gains	—	(0.79)	—	—	(0.10)	(0.10)
Total distributions	(0.62)	(2.85)	(2.20)	(2.30)	(2.20)	(1.90)
Net asset value, end of period	$102.80	$105.53	$101.10	$95.50	$98.20	$97.50
Total return (c)	(2.00)%	7.25%	8.27%	(0.39)%	2.93%	1.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,750	$ 11,200	$19,325	$1,121	$ 340	$ 211
Ratios to Average Net Assets:
Total expenses (d)	0.59%(e)	0.66%	0.68%	0.55%	0.58%	0.67%
Net expenses (d)	0.48%(e)	0.48%	0.48%	0.31%	0.40%	0.40%
Net investment income (loss)	1.18%(e)	2.08%	3.45%	2.74%	2.11%	1.65%
Portfolio turnover rate (f)	11%(g)	37%	69%	90%	99%	194%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$105.23	$100.80	$ 95.50	$ 98.40	$ 97.60	$ 97.40
Income (loss) from investment operations:
Net investment income (loss) (b)	0.69	2.38	2.70	2.70	2.30	1.80
Net realized and unrealized gain (loss)	(2.66)	5.20	5.40	(2.90)	0.90	0.60
Total from investment operations	(1.97)	7.58	8.10	(0.20)	3.20	2.40
Distributions to shareholders from:
Net investment income	(0.73)	(2.36)	(2.80)	(2.70)	(2.30)	(2.10)
Net realized gains	—	(0.79)	—	—	(0.10)	(0.10)
Total distributions	(0.73)	(3.15)	(2.80)	(2.70)	(2.40)	(2.20)
Net asset value, end of period	$102.53	$105.23	$100.80	$ 95.50	$ 98.40	$ 97.60
Total return (c)	(1.87)%	7.57%	8.55%	(0.20)%	3.29%	2.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 9,355	$ 8,073	$ 7,273	$10,598	$10,807	$12,370
Ratios to Average Net Assets:
Total expenses (d)	0.34%(e)	0.41%	0.32%	0.27%	0.26%	0.33%
Net expenses (d)	0.23%(e)	0.23%	0.12%	0.04%	0.08%	0.06%
Net investment income (loss)	1.36%(e)	2.27%	2.73%	2.78%	2.30%	1.83%
Portfolio turnover rate (f)	11%(g)	37%	69%	90%	99%	194%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 105.20	$ 100.80	$ 95.50	$ 98.30	$ 97.50	$ 97.40
Income (loss) from investment operations:
Net investment income (loss) (b)	0.84	2.59	2.90	2.70	2.30	2.00
Net realized and unrealized gain (loss)	(2.71)	5.20	5.20	(2.80)	0.90	0.30
Total from investment operations	(1.87)	7.79	8.10	(0.10)	3.20	2.30
Distributions to shareholders from:
Net investment income	(0.81)	(2.60)	(2.80)	(2.70)	(2.30)	(2.10)
Net realized gains	—	(0.79)	—	—	(0.10)	(0.10)
Total distributions	(0.81)	(3.39)	(2.80)	(2.70)	(2.40)	(2.20)
Net asset value, end of period	$ 102.52	$ 105.20	$ 100.80	$ 95.50	$ 98.30	$ 97.50
Total return (c)	(1.77)%	7.79%	8.57%	(0.10)%	3.30%	2.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$555,699	$362,294	$210,489	$127,817	$97,318	$76,429
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.21%	0.23%	0.27%	0.26%	0.33%
Net expenses (d)	0.03%(e)	0.03%	0.03%	0.04%	0.08%	0.06%
Net investment income (loss)	1.65%(e)	2.47%	2.94%	2.83%	2.37%	1.98%
Portfolio turnover rate (f)	11%(g)	37%	69%	90%	99%	194%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$107.01	$ 98.00	$84.60	$106.70	$ 87.40	$84.50
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.26)	1.63	3.20	3.60	0.80	3.10
Net realized and unrealized gain (loss)	10.21	8.74	14.50	(19.00)	22.50	0.90
Total from investment operations	9.95	10.37	17.70	(15.40)	23.30	4.00
Distributions to shareholders from:
Net investment income	—	(1.34)	(2.50)	(2.30)	(2.60)	(1.10)
Net realized gains	—	(0.02)	(1.80)	(4.40)	(1.40)	—
Total distributions	—	(1.36)	(4.30)	(6.70)	(4.00)	(1.10)
Net asset value, end of period	$ 116.96	$107.01	$98.00	$ 84.60	$106.70	$87.40
Total return (c)	9.30%	10.47%	21.01%	(14.38)%	26.68%	4.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,287	$ 9,413	$7,104	$ 3,599	$ 927	$1,564
Ratios to Average Net Assets:
Total expenses (d)	0.63%(e)	0.70%	0.71%	0.57%	0.53%	0.58%
Net expenses (d)	0.47%(e)	0.46%	0.45%	0.42%	0.44%	0.42%
Net investment income (loss)	(0.47)%(e)	1.79%	3.44%	3.59%	0.79%	3.51%
Portfolio turnover rate (f)	1%(g)	2%	28%	4%	2%	8%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$107.12	$ 98.10	$84.60	$106.70	$ 87.40	$84.50
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.07)	1.26	2.70	2.30	2.10	1.70
Net realized and unrealized gain (loss)	10.22	9.44	15.40	(17.60)	21.40	2.50
Total from investment operations	10.15	10.70	18.10	(15.30)	23.50	4.20
Distributions to shareholders from:
Net investment income	—	(1.66)	(2.80)	(2.40)	(2.80)	(1.30)
Net realized gains	—	(0.02)	(1.80)	(4.40)	(1.40)	—
Total distributions	—	(1.68)	(4.60)	(6.80)	(4.20)	(1.30)
Net asset value, end of period	$ 117.27	$107.12	$98.10	$ 84.60	$106.70	$87.40
Total return (c)	9.48%	10.91%	21.24%	(14.18)%	27.00%	5.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 685	$ 419	$ 739	$ 635	$ 999	$ 501
Ratios to Average Net Assets:
Total expenses (d)	0.29%(e)	0.40%	0.38%	0.43%	0.23%	0.32%
Net expenses (d)	0.13%(e)	0.16%	0.12%	0.30%	0.15%	0.16%
Net investment income (loss)	(0.13)%(e)	1.37%	2.90%	2.27%	2.12%	2.01%
Portfolio turnover rate (f)	1%(g)	2%	28%	4%	2%	8%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 107.24	$ 98.20	$ 84.70	$ 106.80	$ 87.40	$ 84.50
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	2.49	2.90	2.60	3.20	2.00
Net realized and unrealized gain (loss)	10.23	8.40	15.40	(17.70)	20.40	2.20
Total from investment operations	10.22	10.89	18.30	(15.10)	23.60	4.20
Distributions to shareholders from:
Net investment income	—	(1.83)	(3.00)	(2.60)	(2.80)	(1.30)
Net realized gains	—	(0.02)	(1.80)	(4.40)	(1.40)	—
Total distributions	—	(1.85)	(4.80)	(7.00)	(4.20)	(1.30)
Net asset value, end of period	$ 117.46	$ 107.24	$ 98.20	$ 84.70	$ 106.80	$ 87.40
Total return (c)	9.53%	11.08%	21.49%	(14.03)%	27.11%	5.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$955,321	$795,026	$423,417	$433,086	$456,567	$222,297
Ratios to Average Net Assets:
Total expenses (d)	0.18%(e)	0.25%	0.27%	0.18%	0.18%	0.23%
Net expenses (d)	0.02%(e)	0.01%	0.01%	0.05%	0.10%	0.07%
Net investment income (loss)	(0.02)%(e)	2.70%	3.12%	2.57%	3.16%	2.28%
Portfolio turnover rate (f)	1%(g)	2%	28%	4%	2%	8%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$330.61	$253.40	$209.40	$239.00	$213.40	$186.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.88)	2.82	4.40	6.40	10.60	1.40
Net realized and unrealized gain (loss)	48.27	77.73	53.00	(29.00)	27.40	28.20
Total from investment operations	47.39	80.55	57.40	(22.60)	38.00	29.60
Distributions to shareholders from:
Net investment income	—	(0.71)	(4.60)	(3.00)	(5.00)	(2.20)
Net realized gains	—	(2.63)	(8.80)	(4.00)	(7.40)	(0.00)(c)
Total distributions	—	(3.34)	(13.40)	(7.00)	(12.40)	(2.20)
Net asset value, end of period	$378.00	$330.61	$253.40	$209.40	$239.00	$213.40
Total return (d)	14.33%	31.79%	27.42%	(9.35)%	17.87%	15.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,530	$25,877	$22,037	$ 9,274	$ 988	$ 114
Ratios to Average Net Assets:
Total expenses (e)	0.61%(f)	0.69%	0.79%	0.80%	1.10%	2.48%
Net expenses (e)	0.50%(f)	0.50%	0.49%	0.29%	0.35%	0.30%
Net investment income (loss)	(0.50)%(f)	1.12%	1.76%	2.65%	4.60%	0.69%
Portfolio turnover rate (g)	19%(h)	52%	51%	22%	21%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$330.66	$253.40	$209.60	$239.00	$213.40	$186.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.44)	3.20	3.80	4.00	8.00	2.80
Net realized and unrealized gain (loss)	48.31	78.24	54.40	(25.80)	30.60	27.40
Total from investment operations	47.87	81.44	58.20	(21.80)	38.60	30.20
Distributions to shareholders from:
Net investment income	—	(1.55)	(5.60)	(3.60)	(5.60)	(2.80)
Net realized gains	—	(2.63)	(8.80)	(4.00)	(7.40)	(0.00)(c)
Total distributions	—	(4.18)	(14.40)	(7.60)	(13.00)	(2.80)
Net asset value, end of period	$378.53	$330.66	$253.40	$209.60	$239.00	$213.40
Total return (d)	14.48%	32.15%	27.70%	(9.07)%	18.16%	15.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,607	$ 7,400	$ 6,312	$ 5,038	$ 4,135	$ 297
Ratios to Average Net Assets:
Total expenses (e)	0.36%(f)	0.44%	0.46%	0.61%	0.90%	2.22%
Net expenses (e)	0.24%(f)	0.25%	0.17%	0.07%	0.11%	0.05%
Net investment income (loss)	(0.24)%(f)	1.28%	1.58%	1.58%	3.42%	1.42%
Portfolio turnover rate (g)	19%(h)	52%	51%	22%	21%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 330.71	$ 253.40	$209.60	$239.00	$213.40	$186.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.08)	7.44	5.40	5.80	3.00	3.00
Net realized and unrealized gain (loss)	48.33	74.73	53.00	(27.60)	35.60	27.20
Total from investment operations	48.25	82.17	58.40	(21.80)	38.60	30.20
Distributions to shareholders from:
Net investment income	—	(2.23)	(5.80)	(3.60)	(5.60)	(2.80)
Net realized gains	—	(2.63)	(8.80)	(4.00)	(7.40)	(0.00)(c)
Total distributions	—	(4.86)	(14.60)	(7.60)	(13.00)	(2.80)
Net asset value, end of period	$ 378.96	$ 330.71	$253.40	$209.60	$239.00	$213.40
Total return (d)	14.59%	32.44%	27.84%	(9.03)%	18.16%	16.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$308,232	$216,700	$77,885	$38,195	$18,750	$14,098
Ratios to Average Net Assets:
Total expenses (e)	0.16%(f)	0.24%	0.34%	0.55%	0.96%	2.21%
Net expenses (e)	0.04%(f)	0.05%	0.05%	0.04%	0.05%	0.05%
Net investment income (loss)	(0.04)%(f)	2.91%	2.17%	2.37%	1.29%	1.51%
Portfolio turnover rate (g)	19%(h)	52%	51%	22%	21%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
13

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
U.S. Treasury Obligations	37.1%
U.S. Government Agency Obligations	29.7
Corporate Bonds & Notes	26.6
Foreign Government Obligations	3.8
Mortgage-Backed Securities	1.1
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.3
Short-Term Investments	12.8
Liabilities in Excess of Other Assets	(12.0)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2021

Description	% of Net Assets
Banks	5.5%
Electric	2.0
Pharmaceuticals	1.8
Telecommunications	1.4
Oil & Gas	1.4
TOTAL	12.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

State Street Global All Cap Equity ex- U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Common Stocks	95.5%
Warrants	0.0 *
Corporate Bonds & Notes	0.0 *
Rights	0.0 *
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
15

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Common Stocks	98.7%
Rights	0.0 *
Corporate Bonds & Notes	0.0 *
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2021

Description	% of Net Assets
Software	12.8%
Biotechnology	6.8
Equity Real Estate Investment Trusts (REITs)	6.1
IT Services	5.2
Banks	4.4
TOTAL	35.3%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.6%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 100,000	$ 100,298
3.38%, 3/1/2041	70,000	72,395
4.65%, 10/1/2028	10,000	11,740
5.40%, 10/1/2048	25,000	33,484
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	101,569
2.60%, 8/1/2031 (b)	200,000	203,408
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	110,387
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,905
		659,186
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.17%, 2/4/2023	65,000	65,242
1.43%, 2/4/2024	100,000	100,257
1.95%, 2/1/2024	30,000	30,744
2.20%, 2/4/2026	650,000	656,142
2.60%, 10/30/2025	35,000	36,428
2.75%, 2/1/2026	550,000	574,068
2.80%, 3/1/2023	25,000	25,844
2.95%, 2/1/2030	50,000	51,200
3.25%, 2/1/2028	50,000	53,024
3.25%, 3/1/2028	25,000	26,374
3.38%, 6/15/2046	25,000	24,084
3.50%, 3/1/2039	250,000	251,980
3.55%, 3/1/2038	165,000	169,018
3.63%, 2/1/2031	30,000	32,269
3.65%, 3/1/2047	100,000	99,751
3.75%, 2/1/2050	50,000	51,578
3.83%, 3/1/2059	250,000	251,768
4.51%, 5/1/2023	400,000	426,340
4.88%, 5/1/2025	335,000	375,468
5.04%, 5/1/2027	150,000	173,166
5.15%, 5/1/2030	200,000	237,010
5.71%, 5/1/2040	150,000	193,539
5.81%, 5/1/2050	200,000	269,858
5.93%, 5/1/2060	150,000	206,901
General Dynamics Corp.:
1.15%, 6/1/2026 (b)	35,000	35,175
2.25%, 11/15/2022	25,000	25,542
2.25%, 6/1/2031 (b)	45,000	46,184
2.38%, 11/15/2024	250,000	263,615
2.85%, 6/1/2041	40,000	41,082
3.63%, 4/1/2030 (b)	100,000	113,126
4.25%, 4/1/2050	60,000	76,849
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	15,918
3.83%, 4/27/2025	50,000	54,836
Security Description	Principal Amount	Value
3.85%, 6/15/2023	$ 70,000	$ 74,430
3.85%, 12/15/2026	50,000	56,136
4.40%, 6/15/2028	100,000	116,125
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	395,000	396,386
2.80%, 6/15/2050 (b)	400,000	401,144
3.55%, 1/15/2026	100,000	110,546
3.60%, 3/1/2035	50,000	57,368
4.70%, 5/15/2046	110,000	145,554
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	159,926
3.25%, 8/1/2023	200,000	211,604
3.25%, 1/15/2028	150,000	163,706
4.03%, 10/15/2047	100,000	118,782
4.75%, 6/1/2043	25,000	32,192
Raytheon Technologies Corp.:
2.25%, 7/1/2030	700,000	711,739
3.13%, 5/4/2027	200,000	217,500
3.13%, 7/1/2050 (b)	200,000	205,656
3.50%, 3/15/2027	136,000	150,073
4.13%, 11/16/2028	60,000	69,107
4.35%, 4/15/2047	450,000	551,200
4.45%, 11/16/2038	20,000	24,206
4.50%, 6/1/2042	100,000	124,469
4.63%, 11/16/2048	35,000	44,942
6.13%, 7/15/2038	50,000	71,363
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	257,012
		9,525,546
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	241,638
3.88%, 9/16/2046	100,000	99,152
4.40%, 2/14/2026	117,000	132,352
4.45%, 5/6/2050	500,000	532,045
4.50%, 5/2/2043	25,000	26,991
4.80%, 2/14/2029	40,000	46,386
5.80%, 2/14/2039	285,000	351,371
5.95%, 2/14/2049	75,000	96,011
Archer-Daniels-Midland Co. 3.25%, 3/27/2030 (b)	250,000	276,825
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	24,859
2.73%, 3/25/2031 (b)	50,000	49,249
2.79%, 9/6/2024	70,000	73,603
3.22%, 8/15/2024	50,000	53,113
3.22%, 9/6/2026	100,000	106,103
3.46%, 9/6/2029	100,000	105,727
3.56%, 8/15/2027	100,000	107,006
3.73%, 9/25/2040	30,000	29,376
3.98%, 9/25/2050	250,000	244,167
4.39%, 8/15/2037	100,000	107,891
4.54%, 8/15/2047	105,000	110,717
4.70%, 4/2/2027	250,000	282,447
4.76%, 9/6/2049	100,000	108,221

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
BAT International Finance PLC 1.67%, 3/25/2026	$ 525,000	$ 525,651
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	202,294
3.75%, 9/25/2027	30,000	33,080
4.35%, 3/15/2024 (b)	100,000	108,856
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	148,110
1.75%, 11/1/2030	150,000	145,398
2.13%, 5/10/2023	75,000	77,258
2.75%, 2/25/2026	125,000	133,396
3.13%, 3/2/2028 (b)	200,000	217,878
4.13%, 3/4/2043	25,000	28,570
4.25%, 11/10/2044	250,000	291,977
4.50%, 3/20/2042	50,000	59,254
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	30,184
5.85%, 8/15/2045	175,000	214,590
		5,421,746
AIRLINES — 0.1%
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	83,763	85,125
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	70,939	72,662
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	94,021	94,862
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	24,182	26,627
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	102,566
4.75%, 5/4/2023	250,000	268,320
5.13%, 6/15/2027	100,000	117,757
5.25%, 5/4/2025	90,000	102,807
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	40,766	43,005
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	101,598	106,073
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	67,407	73,926
Security Description	Principal Amount	Value
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	$ 62,472	$ 62,383
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 1/15/2026	543,480	576,377
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	561,473	624,555
		2,357,045
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	53,186
2.40%, 3/27/2025	500,000	528,575
2.85%, 3/27/2030	500,000	543,265
3.25%, 3/27/2040	200,000	219,444
3.38%, 3/27/2050 (b)	150,000	169,323
3.88%, 11/1/2045	30,000	35,951
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	15,959
3.75%, 9/15/2025	25,000	27,568
VF Corp.:
2.40%, 4/23/2025	100,000	104,869
2.95%, 4/23/2030	65,000	68,791
		1,766,931
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 0.40%, 10/21/2022	150,000	150,238
Series MTN, 0.88%, 7/7/2023	500,000	504,440
Series MTN, 2.00%, 3/24/2028 (b)	115,000	117,992
Series MTN, 2.15%, 9/10/2024	100,000	104,523
Series MTN, 2.90%, 2/16/2024	50,000	52,964
Series MTN, 3.63%, 10/10/2023	300,000	321,441
Cummins, Inc. 1.50%, 9/1/2030	200,000	192,968
General Motors Co.:
5.15%, 4/1/2038	200,000	243,454
5.20%, 4/1/2045	200,000	247,660
5.40%, 10/2/2023	250,000	275,215
6.13%, 10/1/2025	250,000	295,947
6.60%, 4/1/2036	100,000	136,811
6.75%, 4/1/2046	25,000	36,099

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	$ 50,000	$ 50,303
1.25%, 1/8/2026	500,000	496,680
1.70%, 8/18/2023	300,000	306,066
2.40%, 4/10/2028	100,000	101,483
2.70%, 6/10/2031	500,000	503,440
3.55%, 7/8/2022	50,000	51,586
3.70%, 5/9/2023	100,000	105,016
3.95%, 4/13/2024	150,000	161,610
4.00%, 1/15/2025	35,000	38,133
4.15%, 6/19/2023	200,000	212,452
4.35%, 1/17/2027	185,000	208,057
5.20%, 3/20/2023	250,000	269,180
5.25%, 3/1/2026	100,000	115,530
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (b)	70,000	70,132
Series MTN, 2.00%, 9/26/2022	30,000	30,614
Series MTN, 2.30%, 8/10/2022	50,000	51,132
Series MTN, 2.65%, 4/6/2023	80,000	83,242
Toyota Motor Credit Corp.:
Series GMTN, 2.80%, 7/13/2022	25,000	25,656
Series GMTN, 3.05%, 1/11/2028	50,000	54,873
Series GMTN, 3.45%, 9/20/2023	100,000	106,692
Series MTN, 0.35%, 10/14/2022	100,000	100,106
Series MTN, 0.40%, 4/6/2023	55,000	55,034
Series MTN, 0.45%, 7/22/2022	100,000	100,221
Series MTN, 0.45%, 1/11/2024	750,000	747,765
Series MTN, 0.80%, 10/16/2025	100,000	99,240
Series MTN, 1.15%, 8/13/2027	60,000	59,077
Series MTN, 1.35%, 8/25/2023	150,000	152,926
Series MTN, 1.80%, 2/13/2025	150,000	154,731
Series MTN, 1.90%, 4/6/2028 (b)	100,000	101,852
Series MTN, 2.15%, 9/8/2022	50,000	51,074
Series MTN, 2.90%, 3/30/2023	500,000	522,140
Series MTN, 2.90%, 4/17/2024	50,000	53,115
Series MTN, 3.00%, 4/1/2025	500,000	537,335
Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025	$ 100,000	$ 109,157
		8,565,402
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	28,248
4.40%, 10/1/2046 (b)	30,000	35,021
Aptiv PLC 4.35%, 3/15/2029	45,000	51,877
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	50,000	53,025
Lear Corp.:
3.50%, 5/30/2030	25,000	26,881
4.25%, 5/15/2029	25,000	28,232
5.25%, 5/15/2049 (b)	30,000	37,825
		261,109
BANKS — 5.5%
Banco Bilbao Vizcaya Argentaria SA 1.13%, 9/18/2025	200,000	198,378
Banco Santander SA:
1.85%, 3/25/2026	200,000	202,300
2.75%, 5/28/2025	200,000	210,740
2.75%, 12/3/2030	200,000	198,218
2.96%, 3/25/2031	200,000	206,162
3.13%, 2/23/2023	200,000	208,226
4.38%, 4/12/2028	200,000	228,474
Bank of America Corp.:
6.11%, 1/29/2037	75,000	102,926
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	250,000	262,635
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	96,000	99,503
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	269,452
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	750,000	817,747
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	115,699
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	237,696
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	150,000	150,471
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	650,000	655,369
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	154,512
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	150,000	158,646

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	$ 735,000	$ 756,616
Series GMTN, 3.50%, 4/19/2026	130,000	143,095
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	274,995
Series L, 3.95%, 4/21/2025	50,000	54,904
Series MTN, 2.50%, 10/21/2022	50,000	50,333
Series MTN, 4.00%, 4/1/2024 (b)	50,000	54,515
Series MTN, 4.13%, 1/22/2024 (b)	25,000	27,221
Series MTN, 4.20%, 8/26/2024	50,000	54,880
Series MTN, 4.88%, 4/1/2044	50,000	65,225
Series MTN, 5.00%, 1/21/2044	100,000	133,180
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	500,000	515,500
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	75,000	78,482
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	500,000	532,865
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	255,610
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	250,000	273,710
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	250,000	266,267
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	107,657
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	75,000	78,953
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	170,082
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	574,620
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	150,000	175,412
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	185,915
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	$ 600,000	$ 716,106
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (b) (c)	700,000	699,797
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	100,000	100,336
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	249,708
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	99,185
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	705,719
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	200,480
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	97,468
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	400,000	407,068
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	485,165
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	268,799
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	340,550
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	605,064
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	153,987
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	382,970
Bank of Montreal:
0.45%, 12/8/2023	250,000	250,092
Series MTN, 1.85%, 5/1/2025 (b)	500,000	516,650
Series MTN, 2.05%, 11/1/2022	60,000	61,400
Series MTN, 2.50%, 6/28/2024 (b)	65,000	68,606
Series MTN, 2.55%, 11/6/2022	30,000	30,848
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	107,511
Series MTN, 0.50%, 4/26/2024	100,000	99,864

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.75%, 1/28/2026	$ 250,000	$ 247,458
Series MTN, 1.65%, 7/14/2028 (b)	100,000	100,344
Series MTN, 2.20%, 8/16/2023	200,000	207,200
Series MTN, 3.25%, 5/16/2027	100,000	109,936
Series MTN, 3.30%, 8/23/2029	250,000	277,135
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	250,000	275,365
Bank of Nova Scotia:
0.70%, 4/15/2024	165,000	165,160
1.05%, 3/2/2026	250,000	247,530
1.30%, 6/11/2025 (b)	150,000	151,436
1.35%, 6/24/2026 (b)	100,000	99,989
1.63%, 5/1/2023	400,000	408,920
2.15%, 8/1/2031	100,000	99,622
Barclays PLC:
3.68%, 1/10/2023	200,000	203,392
4.38%, 1/12/2026	50,000	56,022
5.25%, 8/17/2045	25,000	33,235
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	245,000	245,914
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	201,354
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	580,420
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	250,000	266,522
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	250,000	269,740
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	234,354
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	211,266
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	260,442
BBVA USA 2.50%, 8/27/2024	250,000	263,137
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (b)	250,000	276,785
BPCE SA 4.00%, 4/15/2024	250,000	272,627
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	75,000	74,990
0.50%, 12/14/2023	200,000	199,434
0.95%, 6/23/2023	500,000	504,580
0.95%, 10/23/2025	45,000	44,800
1.25%, 6/22/2026	100,000	99,499
Security Description	Principal Amount	Value
3.10%, 4/2/2024	$ 100,000	$ 106,312
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	50,000	51,164
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	269,042
Citigroup, Inc.:
2.70%, 10/27/2022	250,000	257,150
3.20%, 10/21/2026	300,000	325,041
3.75%, 6/16/2024	25,000	27,199
4.13%, 7/25/2028	70,000	78,938
4.30%, 11/20/2026	50,000	56,491
4.40%, 6/10/2025	250,000	279,282
4.45%, 9/29/2027	150,000	171,315
4.65%, 7/30/2045	25,000	32,217
4.65%, 7/23/2048	250,000	327,460
5.30%, 5/6/2044	50,000	67,086
6.68%, 9/13/2043	175,000	269,048
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	250,000	266,645
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	100,000	102,547
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	273,775
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	250,000	283,787
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	110,447
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	278,180
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	186,509
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	100,000	100,249
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	600,000	601,416
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	985,970
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	497,850
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	110,000	112,064
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	106,072
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	500,000	510,585
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	154,154

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	$ 250,000	$ 267,460
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	292,275
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	335,300
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	261,212
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	76,999
2.85%, 7/27/2026	25,000	26,657
Comerica, Inc.:
3.70%, 7/31/2023	50,000	53,177
4.00%, 2/1/2029	50,000	57,465
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	259,082
4.38%, 8/4/2025	250,000	278,730
5.75%, 12/1/2043	50,000	70,663
Series BKNT, 3.75%, 7/21/2026	500,000	549,750
Credit Suisse AG:
0.50%, 2/2/2024	500,000	498,190
1.00%, 5/5/2023	250,000	252,547
2.95%, 4/9/2025	500,000	535,785
Series MTN, 3.63%, 9/9/2024	500,000	542,995
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	158,856
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	149,405
3.30%, 11/16/2022 (b)	250,000	258,702
3.70%, 5/30/2024	50,000	53,623
3.95%, 2/27/2023	250,000	262,435
SOFR + 0.72%, 3.04%, 5/28/2032 (c)	150,000	152,580
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	507,710
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	250,000	256,710
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	260,675
Series BKNT, 3.45%, 7/27/2026	25,000	27,280
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	528,685
3.95%, 3/14/2028	100,000	115,185
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	225,000	249,746
FNB Corp. 2.20%, 2/24/2023	10,000	10,158
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	65,000	65,038
Security Description	Principal Amount	Value
2.60%, 2/7/2030	$ 750,000	$ 777,817
3.50%, 1/23/2025	50,000	54,054
3.50%, 4/1/2025	250,000	271,140
3.50%, 11/16/2026	250,000	271,807
3.63%, 1/22/2023	25,000	26,233
3.75%, 2/25/2026	50,000	55,315
3.80%, 3/15/2030	250,000	281,277
4.00%, 3/3/2024	800,000	868,976
4.75%, 10/21/2045	50,000	65,293
5.15%, 5/22/2045	250,000	333,410
5.95%, 1/15/2027	50,000	60,934
6.25%, 2/1/2041	200,000	296,214
6.75%, 10/1/2037	150,000	218,436
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	250,000	256,262
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	570,835
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	234,504
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	426,268
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	276,102
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	100,000	99,822
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	100,000	100,180
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	531,020
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	79,765
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	149,540
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	87,395
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	184,086
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	162,192
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	347,613
Series FXD, 0.48%, 1/27/2023	200,000	200,006
Series MTN, 4.80%, 7/8/2044	50,000	65,263
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	405,000	405,219
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	443,110

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
HSBC Holdings PLC:
3.60%, 5/25/2023	$ 250,000	$ 264,685
4.30%, 3/8/2026	250,000	282,215
4.95%, 3/31/2030	250,000	301,715
5.25%, 3/14/2044	250,000	324,212
6.50%, 9/15/2037	200,000	278,578
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	258,950
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	265,487
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	750,000	806,452
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	222,590
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	288,962
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	277,290
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	205,300
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	750,997
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	354,679
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	200,668
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	514,290
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	207,544
Huntington Bancshares, Inc. 4.00%, 5/15/2025	100,000	111,000
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	266,480
ING Groep NV:
3.55%, 4/9/2024	200,000	215,328
4.55%, 10/2/2028	200,000	234,732
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	504,405
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	55,259
JPMorgan Chase & Co.:
2.70%, 5/18/2023	125,000	129,930
2.95%, 10/1/2026	350,000	377,111
2.97%, 1/15/2023	50,000	50,711
3.38%, 5/1/2023	75,000	78,953
3.88%, 2/1/2024 (b)	50,000	54,190
4.13%, 12/15/2026	50,000	56,586
4.25%, 10/1/2027	80,000	91,223
Security Description	Principal Amount	Value
4.85%, 2/1/2044	$ 50,000	$ 65,558
4.95%, 6/1/2045	50,000	66,215
5.40%, 1/6/2042	50,000	68,722
5.50%, 10/15/2040	150,000	205,458
5.63%, 8/16/2043	250,000	353,055
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	75,000	79,088
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	212,936
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	203,824
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	106,214
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	139,800
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	229,656
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	277,442
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	230,308
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	219,624
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	117,172
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	58,895
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	121,624
SOFR + 0.42%, 0.56%, 2/16/2025 (b) (c)	120,000	119,251
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	600,000	601,914
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	100,000	100,118
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	350,000	350,185
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	245,728
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	592,542
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	135,725
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	632,079

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	$ 100,000	$ 96,042
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	929,788
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	200,000	203,778
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	208,248
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	95,269
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	517,607
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	743,422
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	258,522
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	204,692
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	513,860
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	259,157
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	170,980
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	593,809
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	296,297
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	255,872
Series BKNT, 3.40%, 5/20/2026	25,000	27,261
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	103,722
Series MTN, 4.15%, 10/29/2025	65,000	73,304
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	26,153
Series GMTN, 1.75%, 7/27/2026	50,000	51,979
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	110,360
3.90%, 3/12/2024	250,000	270,840
4.34%, 1/9/2048	200,000	234,422
4.55%, 8/16/2028	250,000	291,315
4.65%, 3/24/2026	100,000	113,120
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	200,000	200,514
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	200,282
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	270,905
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	$ 200,000	$ 206,242
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	505,380
2.19%, 2/25/2025	250,000	260,197
2.67%, 7/25/2022	300,000	307,503
2.76%, 9/13/2026	25,000	26,597
3.29%, 7/25/2027	50,000	55,045
3.41%, 3/7/2024	250,000	267,795
3.46%, 3/2/2023	50,000	52,525
3.68%, 2/22/2027	50,000	55,853
3.74%, 3/7/2029	250,000	281,432
3.76%, 7/26/2023	100,000	106,768
3.78%, 3/2/2025	50,000	54,895
3.85%, 3/1/2026	25,000	27,942
3.96%, 3/2/2028	50,000	56,814
4.05%, 9/11/2028	100,000	114,957
4.29%, 7/26/2038	35,000	42,525
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	250,000	251,200
Mizuho Financial Group, Inc.:
4.02%, 3/5/2028	200,000	228,112
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (c)	200,000	210,030
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	200,000	211,090
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	499,250
Morgan Stanley:
3.63%, 1/20/2027	100,000	110,981
3.95%, 4/23/2027	25,000	27,927
4.30%, 1/27/2045	50,000	62,013
4.38%, 1/22/2047	100,000	125,339
6.38%, 7/24/2042	65,000	99,645
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	250,000	264,345
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	110,799
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	308,442
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	117,325
SOFR + 0.526%, 0.79%, 5/30/2025 (b) (c)	150,000	149,408
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	240,000	240,523
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	443,331
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	246,688

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	$ 145,000	$ 153,429
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	264,876
Series GMTN, 3.13%, 1/23/2023	300,000	312,831
Series GMTN, 3.70%, 10/23/2024	250,000	272,587
Series GMTN, 3.75%, 2/25/2023	50,000	52,695
Series GMTN, 3.88%, 1/27/2026	125,000	139,718
Series GMTN, 4.00%, 7/23/2025	500,000	556,720
Series GMTN, 4.35%, 9/8/2026	50,000	56,664
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	293,167
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	261,875
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	297,872
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	515,000	514,954
Series MTN, 3.13%, 7/27/2026	225,000	243,583
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	500,000	499,840
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	75,000	75,083
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	62,525
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	526,395
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	558,470
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	261,037
Series BKNT, 2.50%, 7/12/2026	50,000	53,170
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	248,905
Natwest Group PLC:
3.88%, 9/12/2023	75,000	80,119
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,450,000	1,449,927
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	527,525
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	$ 250,000	$ 268,385
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	229,216
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	75,603
3.65%, 8/3/2028	100,000	113,190
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	68,476
PNC Bank NA Series BKNT, 3.25%, 1/22/2028	250,000	276,000
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	157,338
2.55%, 1/22/2030	500,000	526,440
3.15%, 5/19/2027	100,000	109,427
3.45%, 4/23/2029	100,000	111,909
3.50%, 1/23/2024	50,000	53,679
3.90%, 4/29/2024	50,000	54,333
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (c)	135,000	138,187
Regions Financial Corp. 2.25%, 5/18/2025	100,000	104,187
Royal Bank of Canada:
1.20%, 4/27/2026	100,000	99,892
Series GMTN, 1.60%, 4/17/2023	500,000	510,930
Series GMTN, 3.70%, 10/5/2023	500,000	536,235
Series GMTN, 4.65%, 1/27/2026 (b)	100,000	114,601
Series MTN, 0.50%, 10/26/2023	35,000	35,035
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	52,035
4.40%, 7/13/2027	50,000	56,095
4.50%, 7/17/2025	50,000	55,480
3.50%, 6/7/2024	70,000	74,912
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	250,000	253,992
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	219,788
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	200,000	200,766
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	750,000	748,590
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	750,000	751,395

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	$ 200,000	$ 202,302
2.14%, 9/23/2030	200,000	195,582
2.30%, 1/12/2041	750,000	702,412
2.35%, 1/15/2025	500,000	522,540
2.45%, 9/27/2024	200,000	209,868
2.78%, 7/12/2022	350,000	358,886
2.78%, 10/18/2022	100,000	103,060
3.01%, 10/19/2026	50,000	53,964
3.04%, 7/16/2029	200,000	214,404
3.10%, 1/17/2023	200,000	208,418
3.36%, 7/12/2027	50,000	54,664
3.75%, 7/19/2023	50,000	53,341
3.78%, 3/9/2026	30,000	33,391
3.94%, 7/19/2028	50,000	56,808
4.31%, 10/16/2028 (b)	100,000	116,016
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	40,000	44,954
SVB Financial Group:
1.80%, 2/2/2031	135,000	129,146
2.10%, 5/15/2028	80,000	81,126
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,426
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	249,807
Series GMTN, 3.50%, 7/19/2023 (b)	50,000	53,173
Series MTN, 0.30%, 6/2/2023	100,000	99,959
Series MTN, 0.45%, 9/11/2023	200,000	200,128
Series MTN, 0.75%, 6/12/2023	165,000	166,188
Series MTN, 0.75%, 9/11/2025 (b)	250,000	247,615
Series MTN, 1.15%, 6/12/2025	200,000	201,488
Series MTN, 1.20%, 6/3/2026 (b)	100,000	100,240
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	500,000	507,480
Series BKNT, 1.50%, 3/10/2025 (b)	250,000	255,645
Series BKNT, 2.45%, 8/1/2022	50,000	51,081
Series BKNT, 3.00%, 2/2/2023	100,000	104,027
Series BKNT, 3.63%, 9/16/2025	25,000	27,516
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	111,071
Series MTN, 1.13%, 8/3/2027 (b)	100,000	97,615
Security Description	Principal Amount	Value
Series MTN, 2.20%, 3/16/2023	$ 100,000	$ 102,949
Series MTN, 2.50%, 8/1/2024	100,000	105,438
Series MTN, 3.75%, 12/6/2023	50,000	53,774
Series MTN, 3.88%, 3/19/2029	100,000	113,859
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	59,947
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	50,262
US Bancorp:
1.45%, 5/12/2025	150,000	153,344
2.40%, 7/30/2024	100,000	105,282
Series DMTN, 3.00%, 7/30/2029	100,000	108,200
Series MTN, 1.38%, 7/22/2030 (b)	150,000	144,102
Series MTN, 3.10%, 4/27/2026	50,000	54,439
Series MTN, 3.60%, 9/11/2024	25,000	27,226
US Bank NA:
Series BKNT, 2.05%, 1/21/2025	500,000	521,870
Series BKNT, 3.40%, 7/24/2023	250,000	265,090
Wells Fargo & Co.:
3.00%, 4/22/2026 (b)	250,000	268,877
3.00%, 10/23/2026	250,000	269,557
4.13%, 8/15/2023	25,000	26,870
4.48%, 1/16/2024	25,000	27,366
5.38%, 11/2/2043	150,000	200,853
5.61%, 1/15/2044	325,000	444,519
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	321,839
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	938,278
Series GMTN, 4.30%, 7/22/2027	50,000	56,976
Series GMTN, 4.90%, 11/17/2045	150,000	191,999
Series MTN, 3.30%, 9/9/2024	150,000	161,670
Series MTN, 3.55%, 9/29/2025 (b)	50,000	54,979
Series MTN, 3.75%, 1/24/2024	1,000,000	1,075,500
Series MTN, 4.15%, 1/24/2029	250,000	287,715
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	648,456

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	$ 110,000	$ 118,823
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	385,346
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	250,000	261,565
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	258,792
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	665,000	679,317
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	207,384
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	177,363
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	500,000	684,960
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	100,080
2.15%, 6/3/2031	600,000	606,798
2.35%, 2/19/2025 (b)	100,000	105,113
2.85%, 5/13/2026	50,000	53,949
2.96%, 11/16/2040	530,000	520,349
3.30%, 2/26/2024	300,000	321,609
3.35%, 3/8/2027	150,000	165,896
3.40%, 1/25/2028	100,000	111,940
3.65%, 5/15/2023 (b)	100,000	106,109
4.42%, 7/24/2039	25,000	29,542
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b) (c)	30,000	32,928
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	39,383
Zions Bancorp NA 3.25%, 10/29/2029	250,000	262,020
		103,820,349
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	276,375
4.70%, 2/1/2036	125,000	153,309
4.90%, 2/1/2046	250,000	316,227
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	555,705
3.75%, 7/15/2042	50,000	54,471
4.00%, 4/13/2028	80,000	91,085
4.35%, 6/1/2040	500,000	595,005
4.38%, 4/15/2038	215,000	256,224
Security Description	Principal Amount	Value
4.50%, 6/1/2050	$ 250,000	$ 304,847
4.60%, 4/15/2048	35,000	42,790
4.60%, 6/1/2060	500,000	615,305
4.75%, 1/23/2029	750,000	893,340
4.75%, 4/15/2058	125,000	156,604
4.90%, 1/23/2031 (b)	65,000	79,938
4.95%, 1/15/2042	250,000	315,322
5.45%, 1/23/2039	350,000	461,734
5.55%, 1/23/2049	350,000	481,236
5.80%, 1/23/2059	45,000	65,033
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	54,549
4.00%, 4/15/2038	50,000	58,887
Coca-Cola Co 1.45%, 6/1/2027	790,000	797,616
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	242,550
1.38%, 3/15/2031	200,000	191,038
1.50%, 3/5/2028 (b)	60,000	60,139
2.00%, 3/5/2031 (b)	65,000	65,644
2.13%, 9/6/2029 (b)	150,000	154,628
2.25%, 1/5/2032	100,000	102,387
2.50%, 3/15/2051	250,000	235,427
2.60%, 6/1/2050	350,000	336,927
2.88%, 5/5/2041	100,000	103,611
3.00%, 3/5/2051	90,000	93,400
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	241,140
Constellation Brands, Inc.:
2.88%, 5/1/2030	25,000	26,256
3.15%, 8/1/2029	100,000	107,489
3.75%, 5/1/2050	20,000	22,052
4.25%, 5/1/2023	25,000	26,660
4.50%, 5/9/2047	50,000	60,465
4.65%, 11/15/2028	30,000	35,319
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	502,675
2.63%, 4/29/2023	75,000	77,716
3.88%, 5/18/2028	200,000	228,426
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	30,653
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	157,897
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	550,000	550,528
2.25%, 3/15/2031 (b)	40,000	40,333
3.13%, 12/15/2023	50,000	53,044
3.20%, 5/1/2030	45,000	48,759
3.35%, 3/15/2051 (b)	280,000	294,319
3.80%, 5/1/2050	70,000	78,853
4.06%, 5/25/2023 (b)	25,000	26,647
4.42%, 5/25/2025	200,000	224,544
5.09%, 5/25/2048	25,000	33,079
Molson Coors Beverage Co. 4.20%, 7/15/2046 (b)	30,000	33,392

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Molson Coors Brewing Co. 3.00%, 7/15/2026	$ 50,000	$ 53,625
PepsiCo, Inc.:
0.40%, 10/7/2023	525,000	525,430
0.75%, 5/1/2023	365,000	368,040
1.40%, 2/25/2031 (b)	40,000	38,681
1.63%, 5/1/2030 (b)	75,000	74,015
2.25%, 3/19/2025 (b)	250,000	262,787
2.63%, 7/29/2029	50,000	53,538
2.85%, 2/24/2026	85,000	91,803
2.88%, 10/15/2049	100,000	102,755
3.38%, 7/29/2049	35,000	39,129
3.45%, 10/6/2046	150,000	168,372
3.60%, 3/1/2024	775,000	832,900
3.63%, 3/19/2050	150,000	175,462
4.45%, 4/14/2046	75,000	96,012
4.60%, 7/17/2045	25,000	32,623
		14,026,771
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027	70,000	72,689
2.30%, 2/25/2031 (b)	100,000	101,272
2.77%, 9/1/2053	65,000	61,779
3.15%, 2/21/2040	850,000	884,000
3.20%, 11/2/2027	250,000	272,780
3.38%, 2/21/2050	600,000	632,274
3.63%, 5/22/2024	100,000	107,668
4.40%, 5/1/2045	50,000	60,632
4.56%, 6/15/2048	200,000	251,458
4.66%, 6/15/2051	150,000	193,722
Baxalta, Inc. 4.00%, 6/23/2025	8,000	8,843
Biogen, Inc.:
2.25%, 5/1/2030	35,000	35,093
3.25%, 2/15/2051 (d)	308,000	308,108
4.05%, 9/15/2025	50,000	55,672
Gilead Sciences, Inc.:
0.75%, 9/29/2023	45,000	45,033
1.20%, 10/1/2027	295,000	287,528
1.65%, 10/1/2030 (b)	290,000	280,436
2.60%, 10/1/2040	350,000	337,148
2.80%, 10/1/2050 (b)	100,000	96,066
2.95%, 3/1/2027	25,000	26,906
3.25%, 9/1/2022	250,000	257,155
3.65%, 3/1/2026	85,000	93,748
4.15%, 3/1/2047	120,000	141,210
4.50%, 2/1/2045	25,000	30,530
4.60%, 9/1/2035	100,000	122,321
4.75%, 3/1/2046	175,000	221,900
4.80%, 4/1/2044	25,000	31,653
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	33,201
2.80%, 9/15/2050	30,000	27,348
Security Description	Principal Amount	Value
Royalty Pharma PLC:
0.75%, 9/2/2023 (d)	$ 55,000	$ 55,164
1.20%, 9/2/2025 (d)	70,000	69,406
2.20%, 9/2/2030 (d)	40,000	39,237
3.30%, 9/2/2040 (d)	65,000	65,348
3.55%, 9/2/2050 (d)	315,000	314,499
		5,621,827
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	556,603
2.70%, 2/15/2031	250,000	257,998
2.72%, 2/15/2030	300,000	311,025
3.38%, 4/5/2040	1,015,000	1,068,084
3.58%, 4/5/2050	550,000	583,808
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	53,602
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	401,408
3.63%, 7/2/2024 (e)	23,000	24,713
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	15,000	14,457
Leidos, Inc. 2.30%, 2/15/2031	55,000	53,887
Lennox International, Inc. 1.35%, 8/1/2025	25,000	25,164
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023 (f)	25,000	25,048
2.40%, 7/15/2031 (f)	50,000	50,210
3.20%, 7/15/2051 (f)	70,000	69,910
4.25%, 12/15/2047	100,000	116,829
Masco Corp.:
2.00%, 2/15/2031	100,000	97,522
3.13%, 2/15/2051	500,000	496,175
4.50%, 5/15/2047	100,000	121,337
Owens Corning:
3.95%, 8/15/2029	70,000	79,118
4.30%, 7/15/2047	100,000	116,281
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	125,951
		4,649,130
CHEMICALS — 0.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	20,463
2.05%, 5/15/2030	20,000	20,387
2.70%, 5/15/2040	50,000	50,601
2.80%, 5/15/2050	35,000	35,071
Cabot Corp. 4.00%, 7/1/2029	25,000	27,009
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	32,113

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 11/15/2022	$ 10,000	$ 10,540
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	495,150
3.60%, 11/15/2050 (b)	750,000	808,545
3.63%, 5/15/2026	100,000	110,650
4.25%, 10/1/2034	50,000	57,830
4.38%, 11/15/2042	50,000	59,593
4.80%, 11/30/2028	100,000	119,940
4.80%, 5/15/2049	65,000	83,243
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	750,000	811,965
4.49%, 11/15/2025	100,000	113,686
4.73%, 11/15/2028	150,000	178,770
5.42%, 11/15/2048 (b)	110,000	152,760
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	27,311
4.50%, 12/1/2028	100,000	116,630
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	153,138
2.70%, 11/1/2026 (b)	150,000	160,707
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	41,004
FMC Corp. 4.50%, 10/1/2049	100,000	121,384
Huntsman International LLC 4.50%, 5/1/2029	20,000	22,759
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	52,078
Linde, Inc.:
3.20%, 1/30/2026	275,000	300,897
3.55%, 11/7/2042	25,000	28,802
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	31,151
LYB International Finance II B.V. 3.50%, 3/2/2027	100,000	109,124
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	19,976
2.25%, 10/1/2030	25,000	24,976
2.88%, 5/1/2025	50,000	53,120
3.38%, 5/1/2030	50,000	54,322
3.38%, 10/1/2040	280,000	290,231
3.63%, 4/1/2051 (b)	40,000	42,354
3.80%, 10/1/2060	30,000	31,676
4.20%, 10/15/2049	50,000	57,278
4.20%, 5/1/2050	50,000	57,351
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	30,385
5.75%, 4/15/2024	100,000	112,014
Mosaic Co.:
3.25%, 11/15/2022	250,000	258,787
4.05%, 11/15/2027	250,000	280,185
5.63%, 11/15/2043	25,000	32,729
Security Description	Principal Amount	Value
NewMarket Corp. 2.70%, 3/18/2031	$ 750,000	$ 751,252
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	105,558
3.00%, 4/1/2025	50,000	53,241
4.00%, 12/15/2026	50,000	56,339
4.13%, 3/15/2035	25,000	28,583
4.20%, 4/1/2029	85,000	97,724
5.00%, 4/1/2049	150,000	197,740
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	69,854
2.80%, 8/15/2029	100,000	106,242
Praxair, Inc. 1.10%, 8/10/2030	500,000	470,070
RPM International, Inc.:
3.75%, 3/15/2027	50,000	54,893
4.25%, 1/15/2048	200,000	220,026
5.25%, 6/1/2045	25,000	31,270
Sherwin-Williams Co.:
2.30%, 5/15/2030 (b)	60,000	60,839
2.95%, 8/15/2029	50,000	53,708
3.30%, 5/15/2050 (b)	100,000	106,117
3.45%, 6/1/2027	30,000	33,059
3.80%, 8/15/2049	50,000	57,430
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	175,848
5.00%, 8/15/2046 (b)	100,000	126,501
		8,554,979
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	75,000	71,645
1.70%, 5/15/2028	60,000	60,494
Block Financial LLC 3.88%, 8/15/2030	30,000	32,439
California Institute of Technology 3.65%, 9/1/2119	45,000	50,870
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	167,904
Equifax, Inc.:
2.60%, 12/1/2024	50,000	52,701
3.95%, 6/15/2023	40,000	42,501
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	124,101
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	25,388
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	74,370
2.65%, 2/15/2025	350,000	368,690
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	60,163

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series F, 2.99%, 7/1/2050	$ 100,000	$ 110,515
Moody's Corp. 2.63%, 1/15/2023	250,000	258,102
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	182,021
Novant Health, Inc. 3.17%, 11/1/2051	85,000	89,263
PayPal Holdings, Inc.:
1.35%, 6/1/2023	250,000	254,523
2.20%, 9/26/2022	20,000	20,481
2.30%, 6/1/2030 (b)	55,000	56,993
2.40%, 10/1/2024	35,000	36,892
2.65%, 10/1/2026	270,000	289,583
2.85%, 10/1/2029	30,000	32,396
3.25%, 6/1/2050 (b)	65,000	70,702
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	251,516
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	31,472
4.00%, 3/18/2029	100,000	113,585
S&P Global, Inc.:
2.50%, 12/1/2029	55,000	57,752
3.25%, 12/1/2049	65,000	70,028
Total System Services, Inc. 4.45%, 6/1/2028	100,000	115,234
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	19,751
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	28,421
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	10,133
University of Southern California:
2.81%, 10/1/2050	50,000	50,808
3.03%, 10/1/2039	25,000	26,801
Series A, 3.23%, 10/1/2120	35,000	34,692
Verisk Analytics, Inc. 4.13%, 3/15/2029 (b)	120,000	136,374
		3,479,304
COMPUTERS — 0.8%
Apple, Inc.:
0.55%, 8/20/2025	200,000	197,800
0.70%, 2/8/2026	200,000	197,802
0.75%, 5/11/2023	465,000	468,855
1.13%, 5/11/2025	350,000	354,182
1.20%, 2/8/2028	500,000	492,555
1.25%, 8/20/2030	200,000	191,782
1.65%, 5/11/2030	90,000	89,213
1.65%, 2/8/2031 (b)	200,000	196,818
Security Description	Principal Amount	Value
2.05%, 9/11/2026	$ 750,000	$ 784,635
2.38%, 2/8/2041	50,000	48,644
2.40%, 1/13/2023 (b)	200,000	206,276
2.40%, 5/3/2023	25,000	25,938
2.40%, 8/20/2050	110,000	103,674
2.65%, 5/11/2050	300,000	294,033
2.65%, 2/8/2051	200,000	196,198
2.75%, 1/13/2025	200,000	213,830
2.80%, 2/8/2061	500,000	489,080
2.85%, 5/11/2024	200,000	212,324
3.00%, 2/9/2024	850,000	901,875
3.00%, 11/13/2027	100,000	109,455
3.20%, 5/11/2027	250,000	276,157
3.25%, 2/23/2026	150,000	164,718
3.45%, 5/6/2024	250,000	270,615
3.45%, 2/9/2045	350,000	392,542
3.85%, 5/4/2043	25,000	29,756
3.85%, 8/4/2046	150,000	178,167
4.38%, 5/13/2045	75,000	95,605
4.50%, 2/23/2036	350,000	441,966
4.65%, 2/23/2046	75,000	99,516
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	50,000	54,352
4.90%, 10/1/2026	100,000	115,396
5.45%, 6/15/2023	325,000	352,544
6.02%, 6/15/2026	520,000	623,662
6.20%, 7/15/2030	250,000	321,430
8.35%, 7/15/2046	1,020,000	1,668,771
DXC Technology Co. 4.13%, 4/15/2025	65,000	71,432
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	53,450
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	152,526
1.75%, 4/1/2026	150,000	151,743
4.40%, 10/15/2022	200,000	208,736
4.45%, 10/2/2023	250,000	270,510
4.65%, 10/1/2024	250,000	277,885
4.90%, 10/15/2025	70,000	79,710
6.20%, 10/15/2035	10,000	13,571
6.35%, 10/15/2045	10,000	13,503
HP, Inc.:
1.45%, 6/17/2026 (d)	200,000	198,944
4.05%, 9/15/2022	25,000	26,069
6.00%, 9/15/2041	250,000	328,795
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	861,033
1.95%, 5/15/2030	350,000	349,674
2.85%, 5/15/2040	100,000	101,107
2.88%, 11/9/2022	100,000	103,472
2.95%, 5/15/2050	100,000	100,305
3.00%, 5/15/2024	200,000	213,138
3.30%, 5/15/2026	250,000	274,930

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/15/2029	$ 215,000	$ 240,697
3.63%, 2/12/2024	50,000	53,850
4.15%, 5/15/2039	100,000	118,821
4.70%, 2/19/2046 (b)	325,000	423,920
5.88%, 11/29/2032	25,000	34,252
Leidos, Inc. 3.63%, 5/15/2025	25,000	27,151
		15,609,390
CONSTRUCTION MATERIALS — 0.0% (a)
Carrier Global Corp. 2.49%, 2/15/2027	35,000	36,626
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	30,802
Series MTN, 3.70%, 8/1/2047	55,000	66,390
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	95,000	94,944
2.00%, 12/1/2024	45,000	47,039
2.38%, 12/1/2029	40,000	41,787
3.13%, 12/1/2049 (b)	60,000	65,166
Procter & Gamble Co.:
0.55%, 10/29/2025	550,000	543,246
1.00%, 4/23/2026	500,000	504,035
1.20%, 10/29/2030 (b)	800,000	762,376
2.45%, 11/3/2026	150,000	160,521
3.00%, 3/25/2030 (b)	100,000	110,282
Unilever Capital Corp.:
1.38%, 9/14/2030 (b)	100,000	96,682
2.00%, 7/28/2026 (b)	100,000	104,252
2.90%, 5/5/2027	150,000	162,535
3.10%, 7/30/2025	50,000	54,337
		2,844,394
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	103,531
4.60%, 6/15/2045	50,000	64,572
		168,103
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026 (b)	225,000	222,415
3.65%, 7/21/2027 (b)	150,000	160,345
4.50%, 9/15/2023	150,000	160,891
6.50%, 7/15/2025	500,000	586,265
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	75,516
Air Lease Corp.:
1.88%, 8/15/2026 (b)	100,000	100,092
2.75%, 1/15/2023	50,000	51,574
3.00%, 9/15/2023	25,000	26,155
Security Description	Principal Amount	Value
3.13%, 12/1/2030	$ 100,000	$ 101,680
3.25%, 3/1/2025	100,000	106,556
3.63%, 4/1/2027	70,000	75,358
3.88%, 7/3/2023	50,000	53,061
4.25%, 9/15/2024	25,000	27,290
Series GMTN, 3.75%, 6/1/2026	150,000	164,071
Series MTN, 0.70%, 2/15/2024	100,000	99,520
Series MTN, 2.88%, 1/15/2026	160,000	168,280
Aircastle, Ltd.:
4.13%, 5/1/2024 (b)	25,000	26,695
4.25%, 6/15/2026	65,000	70,553
5.00%, 4/1/2023	25,000	26,744
Ally Financial, Inc.:
1.45%, 10/2/2023	195,000	198,071
3.05%, 6/5/2023	65,000	67,815
5.80%, 5/1/2025 (b)	215,000	249,942
American Express Co.:
2.50%, 8/1/2022 (b)	250,000	255,347
2.50%, 7/30/2024	165,000	173,895
3.00%, 10/30/2024	100,000	107,249
3.40%, 2/27/2023	200,000	209,388
3.70%, 8/3/2023	50,000	53,241
4.20%, 11/6/2025	105,000	118,874
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	54,690
BlackRock, Inc.:
1.90%, 1/28/2031 (b)	25,000	25,004
2.40%, 4/30/2030	45,000	47,114
3.20%, 3/15/2027	56,000	62,042
3.25%, 4/30/2029 (b)	60,000	67,101
3.50%, 3/18/2024	25,000	27,021
Blackstone/GSO Secured Lending Fund 3.63%, 1/15/2026 (b) (d)	150,000	159,300
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	82,502
3.50%, 3/30/2051	50,000	52,356
3.90%, 1/25/2028	50,000	55,874
4.35%, 4/15/2030	100,000	115,552
4.70%, 9/20/2047	50,000	60,966
4.85%, 3/29/2029	100,000	117,795
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	260,390
3.30%, 10/30/2024	100,000	107,740
3.75%, 7/28/2026	125,000	137,891
3.80%, 1/31/2028	250,000	282,157
3.90%, 1/29/2024	200,000	215,806
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	100,000	96,480
Charles Schwab Corp.:
0.75%, 3/18/2024	500,000	502,790
0.90%, 3/11/2026 (b)	250,000	248,217
1.15%, 5/13/2026	50,000	49,952

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.65%, 3/11/2031 (b)	$ 250,000	$ 242,857
2.30%, 5/13/2031 (b)	100,000	102,171
2.65%, 1/25/2023	100,000	103,388
3.20%, 1/25/2028	50,000	55,131
3.45%, 2/13/2026	50,000	55,098
3.85%, 5/21/2025	250,000	276,450
4.00%, 2/1/2029	50,000	57,637
CI Financial Corp. 3.20%, 12/17/2030	250,000	256,665
CME Group, Inc. 3.75%, 6/15/2028	100,000	114,018
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	72,487
Discover Financial Services:
3.85%, 11/21/2022	50,000	52,387
4.10%, 2/9/2027	75,000	84,045
4.50%, 1/30/2026	50,000	56,593
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	163,473
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	96,091
GE Capital Funding LLC:
3.45%, 5/15/2025	200,000	217,450
4.05%, 5/15/2027	200,000	226,356
4.40%, 5/15/2030	200,000	233,122
4.55%, 5/15/2032	200,000	238,632
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	250,000	272,747
4.42%, 11/15/2035	550,000	660,588
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	29,829
2.65%, 9/15/2040	50,000	47,916
3.00%, 6/15/2050	25,000	24,612
3.00%, 9/15/2060	50,000	48,196
3.10%, 9/15/2027	100,000	108,836
3.75%, 12/1/2025	180,000	199,379
4.25%, 9/21/2048	150,000	177,300
Invesco Finance PLC 3.75%, 1/15/2026	50,000	55,377
Jefferies Group LLC:
2.75%, 10/15/2032	40,000	40,206
6.50%, 1/20/2043	50,000	69,281
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	56,202
4.85%, 1/15/2027	90,000	104,686
Lazard Group LLC 4.50%, 9/19/2028	100,000	115,577
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	104,525
2.95%, 6/1/2029	100,000	109,296
3.30%, 3/26/2027	30,000	33,172
3.35%, 3/26/2030	50,000	56,287
Security Description	Principal Amount	Value
3.50%, 2/26/2028	$ 30,000	$ 33,744
3.65%, 6/1/2049	100,000	116,398
3.85%, 3/26/2050	515,000	623,794
3.95%, 2/26/2048	30,000	36,509
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	188,856
2.50%, 12/21/2040	250,000	232,192
3.25%, 4/28/2050	40,000	40,136
Nomura Holdings, Inc.:
1.85%, 7/16/2025	200,000	204,232
2.65%, 1/16/2025	500,000	525,140
ORIX Corp.:
2.25%, 3/9/2031	100,000	100,816
2.90%, 7/18/2022	30,000	30,773
3.70%, 7/18/2027 (b)	50,000	55,838
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	181,299
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	111,366
Synchrony Financial:
2.85%, 7/25/2022	30,000	30,706
4.50%, 7/23/2025	50,000	55,990
Visa, Inc.:
0.75%, 8/15/2027 (b)	45,000	43,712
1.10%, 2/15/2031	500,000	472,860
1.90%, 4/15/2027	500,000	516,615
2.05%, 4/15/2030	150,000	154,299
2.70%, 4/15/2040	350,000	362,029
2.75%, 9/15/2027	250,000	270,325
2.80%, 12/14/2022	75,000	77,449
3.65%, 9/15/2047	100,000	117,790
4.15%, 12/14/2035	50,000	61,464
4.30%, 12/14/2045	200,000	257,172
Western Union Co. 4.25%, 6/9/2023	100,000	106,624
		16,591,814
ELECTRIC — 2.0%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	153,402
3.45%, 5/15/2051	50,000	51,708
3.80%, 10/1/2047	25,000	27,309
Series H, 3.45%, 1/15/2050	100,000	103,709
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	114,464
3.80%, 6/15/2049	50,000	57,877
4.25%, 9/15/2048	20,000	24,645
AES Corp.:
1.38%, 1/15/2026 (d)	250,000	247,510
2.45%, 1/15/2031 (d)	500,000	495,175
Alabama Power Co.:
3.13%, 7/15/2051	50,000	51,284
3.85%, 12/1/2042	75,000	85,988

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 20-A, 1.45%, 9/15/2030	$ 50,000	$ 47,770
Series A, 4.30%, 7/15/2048	65,000	80,462
Ameren Corp.:
1.75%, 3/15/2028	50,000	49,579
3.65%, 2/15/2026	50,000	54,834
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	57,195
3.80%, 5/15/2028 (b)	25,000	28,284
4.15%, 3/15/2046	50,000	60,778
4.50%, 3/15/2049	50,000	64,281
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	51,489
Series J, 4.30%, 12/1/2028	100,000	115,134
Series M, 0.75%, 11/1/2023	20,000	20,010
Series N, 1.00%, 11/1/2025 (b)	30,000	29,770
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	29,618
7.00%, 4/1/2038	25,000	37,382
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	80,453
3.75%, 5/15/2046	25,000	28,228
4.20%, 8/15/2048	25,000	30,179
4.25%, 3/1/2049	50,000	60,811
4.35%, 11/15/2045	50,000	60,788
Avangrid, Inc. 3.15%, 12/1/2024	50,000	53,548
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	404,764
6.35%, 10/1/2036	50,000	71,972
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	28,871
2.80%, 1/15/2023 (b)	40,000	41,386
2.85%, 5/15/2051	300,000	291,285
3.25%, 4/15/2028	30,000	32,968
3.70%, 7/15/2030	250,000	283,335
3.75%, 11/15/2023	350,000	374,150
4.25%, 10/15/2050	500,000	613,575
4.50%, 2/1/2045	50,000	61,244
5.15%, 11/15/2043	150,000	198,174
Black Hills Corp.:
3.15%, 1/15/2027	25,000	26,640
3.88%, 10/15/2049	100,000	107,845
4.35%, 5/1/2033	30,000	34,989
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	59,685
Series AA, 3.00%, 2/1/2027	100,000	107,819
Security Description	Principal Amount	Value
Series AC, 4.25%, 2/1/2049	$ 200,000	$ 249,672
Series AE, 2.35%, 4/1/2031	55,000	56,448
Series AF, 3.35%, 4/1/2051	350,000	385,343
Series Z, 2.40%, 9/1/2026	50,000	52,611
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	40,000	40,816
4.25%, 11/1/2028	25,000	28,640
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	23,865
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	55,340
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b) (c)	50,000	55,745
Commonwealth Edison Co.:
4.00%, 3/1/2048 (b)	125,000	149,836
Series 123, 3.75%, 8/15/2047	150,000	173,551
Series 130, 3.13%, 3/15/2051	150,000	156,877
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	246,970
Series A, 3.20%, 3/15/2027	150,000	164,821
Series A, 4.15%, 6/1/2045 (b)	100,000	122,377
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	85,000	90,590
3.85%, 6/15/2046 (b)	50,000	55,478
4.45%, 3/15/2044	75,000	90,205
4.50%, 5/15/2058	100,000	121,349
Series 06-B, 6.20%, 6/15/2036	25,000	34,727
Series 20B, 3.95%, 4/1/2050	250,000	284,325
Series A, 4.13%, 5/15/2049	100,000	116,789
Series C, 3.00%, 12/1/2060	150,000	138,799
Series D, 4.00%, 12/1/2028	100,000	114,713
Consumers Energy Co.:
0.35%, 6/1/2023	25,000	24,960
3.25%, 8/15/2046	50,000	53,899
3.75%, 2/15/2050	50,000	58,792
4.05%, 5/15/2048	100,000	122,150
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	33,488
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	162,259
Series A, 1.45%, 4/15/2026	75,000	75,556

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.30%, 4/15/2041	$ 565,000	$ 592,843
Series C, 3.38%, 4/1/2030	350,000	381,591
Series D, 2.85%, 8/15/2026	25,000	26,643
DTE Electric Co.:
2.25%, 3/1/2030 (b)	500,000	513,590
3.70%, 6/1/2046	75,000	85,784
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	179,053
Series C, 3.40%, 6/15/2029	175,000	191,257
Series D, 3.70%, 8/1/2023 (b)	50,000	53,111
Series F, 1.05%, 6/1/2025	70,000	69,886
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	156,030
2.55%, 4/15/2031	75,000	77,988
3.20%, 8/15/2049	100,000	105,105
3.45%, 4/15/2051 (b)	90,000	99,809
3.88%, 3/15/2046	150,000	173,268
3.95%, 11/15/2028	100,000	114,689
4.25%, 12/15/2041	130,000	157,452
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	346,542
2.40%, 8/15/2022	200,000	204,188
2.55%, 6/15/2031	100,000	101,398
2.65%, 9/1/2026	50,000	52,888
3.15%, 8/15/2027	100,000	108,182
3.30%, 6/15/2041	850,000	870,068
3.50%, 6/15/2051	100,000	103,391
3.75%, 9/1/2046	250,000	266,547
3.95%, 8/15/2047	150,000	165,474
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	157,416
3.20%, 1/15/2027	250,000	273,085
6.40%, 6/15/2038	50,000	73,804
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	62,981
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	31,296
Duke Energy Progress LLC:
2.50%, 8/15/2050 (b)	100,000	92,214
3.60%, 9/15/2047 (b)	50,000	55,767
3.70%, 9/1/2028	50,000	56,289
4.20%, 8/15/2045	150,000	180,819
Edison International:
2.95%, 3/15/2023	50,000	51,627
3.55%, 11/15/2024	80,000	85,213
4.13%, 3/15/2028 (b)	50,000	53,222
Emera US Finance L.P.:
0.83%, 6/15/2024 (d)	750,000	747,082
4.75%, 6/15/2046	130,000	155,163
Enel Chile SA 4.88%, 6/12/2028	50,000	57,748
Security Description	Principal Amount	Value
Entergy Arkansas LLC:
2.65%, 6/15/2051	$ 100,000	$ 95,340
3.35%, 6/15/2052	100,000	107,308
4.20%, 4/1/2049	25,000	30,462
Entergy Corp.:
1.90%, 6/15/2028 (b)	125,000	124,796
2.40%, 6/15/2031	150,000	149,890
2.95%, 9/1/2026	50,000	53,417
4.00%, 7/15/2022	50,000	51,567
Entergy Louisiana LLC:
0.62%, 11/17/2023	25,000	25,032
3.05%, 6/1/2031	25,000	27,055
3.25%, 4/1/2028	200,000	218,902
4.20%, 4/1/2050	50,000	61,444
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	26,702
3.50%, 6/1/2051 (b)	145,000	159,828
3.85%, 6/1/2049	125,000	144,691
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	81,360
3.55%, 9/30/2049	25,000	26,857
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	26,362
4.13%, 3/1/2042	30,000	35,317
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	30,155
4.20%, 3/15/2048	50,000	60,835
Series 2019, 4.13%, 4/1/2049	100,000	120,688
Series 2020, 2.25%, 6/1/2030	50,000	50,904
Eversource Energy:
Series L, 2.90%, 10/1/2024	250,000	264,805
Series N, 3.80%, 12/1/2023	15,000	16,103
Series O, 4.25%, 4/1/2029	25,000	29,149
Exelon Corp.:
3.40%, 4/15/2026	100,000	108,920
3.95%, 6/15/2025	50,000	55,020
4.70%, 4/15/2050	250,000	315,667
5.10%, 6/15/2045 (b)	330,000	432,336
Florida Power & Light Co.:
2.85%, 4/1/2025	500,000	534,315
3.15%, 10/1/2049	30,000	32,576
3.25%, 6/1/2024	25,000	26,706
3.95%, 3/1/2048	85,000	103,290
3.99%, 3/1/2049 (b)	25,000	30,739
4.05%, 10/1/2044	50,000	60,858
4.13%, 6/1/2048	100,000	124,381
Fortis, Inc. 3.06%, 10/4/2026	50,000	53,759
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	104,144
Series A, 3.25%, 3/15/2051	570,000	578,470

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Indiana Michigan Power Co.:
3.25%, 5/1/2051 (b)	$ 45,000	$ 47,117
4.25%, 8/15/2048	15,000	18,255
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	54,341
3.70%, 9/15/2046	50,000	55,780
4.10%, 9/26/2028	50,000	57,430
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	112,220
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	54,569
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	177,811
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (b)	345,000	344,100
1.00%, 6/15/2026	100,000	99,200
1.35%, 3/15/2031	50,000	46,444
2.95%, 2/7/2024	100,000	105,562
3.40%, 2/7/2028	50,000	55,051
3.90%, 11/1/2028	100,000	113,593
4.02%, 11/1/2032	50,000	58,638
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	78,550
Series MTN, 1.65%, 6/15/2031	200,000	190,502
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	570,000	571,972
1.90%, 6/15/2028	750,000	758,482
2.25%, 6/1/2030	250,000	252,322
2.75%, 11/1/2029	165,000	174,347
2.80%, 1/15/2023	150,000	155,044
3.15%, 4/1/2024	100,000	106,372
3.50%, 4/1/2029	100,000	110,653
3.55%, 5/1/2027	100,000	110,620
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (c)	25,000	28,044
Northern States Power Co.:
2.60%, 6/1/2051	50,000	48,163
2.90%, 3/1/2050	30,000	30,704
3.60%, 9/15/2047	50,000	56,938
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	54,682
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	125,738
Ohio Power Co.:
4.00%, 6/1/2049	20,000	23,671
Series Q, 1.63%, 1/15/2031	100,000	96,170
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	56,194
Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	$ 70,000	$ 68,326
3.70%, 11/15/2028	200,000	226,304
3.80%, 9/30/2047	100,000	117,010
7.50%, 9/1/2038	50,000	81,362
Series WI, 5.35%, 10/1/2052	100,000	145,657
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	65,000	65,006
2.50%, 2/1/2031	350,000	328,391
3.25%, 6/1/2031 (b)	40,000	39,356
3.30%, 8/1/2040	350,000	318,300
3.45%, 7/1/2025	250,000	261,985
3.50%, 8/1/2050	295,000	262,559
4.20%, 6/1/2041	55,000	54,127
4.50%, 7/1/2040	250,000	250,012
4.55%, 7/1/2030	250,000	267,435
4.95%, 7/1/2050	250,000	257,515
PacifiCorp:
2.70%, 9/15/2030	320,000	336,096
3.30%, 3/15/2051	65,000	69,243
PECO Energy Co.:
3.05%, 3/15/2051	45,000	46,982
3.90%, 3/1/2048	125,000	148,950
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	72,276
3.95%, 6/1/2047	50,000	59,362
PSEG Power LLC 3.85%, 6/1/2023	50,000	53,052
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	175,216
Series 34, 3.20%, 3/1/2050	30,000	32,440
Series 35, 1.90%, 1/15/2031	500,000	496,280
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (b)	150,000	149,346
Series MTN, 2.05%, 8/1/2050 (b)	50,000	43,280
Series MTN, 3.00%, 3/1/2051	150,000	155,541
Series MTN, 3.20%, 5/15/2029	50,000	54,972
Series MTN, 3.20%, 8/1/2049	30,000	32,172
Series MTN, 3.60%, 12/1/2047	100,000	113,855
Series MTN, 3.65%, 9/1/2042	50,000	56,652
Series MTN, 3.70%, 5/1/2028	50,000	56,722

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	$ 100,000	$ 94,748
2.65%, 11/15/2022	100,000	102,869
2.88%, 6/15/2024	70,000	74,252
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	69,143
4.22%, 6/15/2048	65,000	79,703
5.80%, 3/15/2040	50,000	69,592
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	57,146
Series VVV, 1.70%, 10/1/2030	150,000	144,997
Sempra Energy:
2.90%, 2/1/2023	15,000	15,532
3.25%, 6/15/2027	300,000	325,404
3.40%, 2/1/2028	30,000	32,964
3.80%, 2/1/2038	100,000	111,548
4.00%, 2/1/2048	30,000	33,641
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	53,141
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	98,690
2.85%, 8/1/2029	115,000	119,411
3.65%, 2/1/2050	250,000	250,635
4.00%, 4/1/2047	191,000	201,123
4.50%, 9/1/2040	25,000	28,753
Series 13-A, 3.90%, 3/15/2043	50,000	52,431
Series 20A, 2.95%, 2/1/2051	500,000	455,745
Series A, 4.20%, 3/1/2029	100,000	112,962
Series B, 3.65%, 3/1/2028	100,000	109,957
Series C, 3.60%, 2/1/2045	50,000	50,155
Series D, 3.40%, 6/1/2023	50,000	52,523
Southern Co.:
3.25%, 7/1/2026	250,000	271,212
4.25%, 7/1/2036	250,000	289,987
Series B, 5 year CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	530,260
Southern Power Co.:
0.90%, 1/15/2026	250,000	245,720
Series F, 4.95%, 12/15/2046 (b)	150,000	179,910
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	53,031
Series M, 4.10%, 9/15/2028	25,000	28,517
Series N, 1.65%, 3/15/2026	300,000	303,963
Security Description	Principal Amount	Value
Southwestern Public Service Co.:
3.30%, 6/15/2024	$ 50,000	$ 53,164
3.75%, 6/15/2049	100,000	115,576
Tampa Electric Co.:
3.63%, 6/15/2050 (b)	150,000	167,826
4.30%, 6/15/2048	50,000	61,290
4.45%, 6/15/2049	25,000	31,673
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	36,216
4.85%, 12/1/2048	50,000	65,330
Union Electric Co.:
2.15%, 3/15/2032	250,000	250,650
3.50%, 3/15/2029	250,000	278,452
4.00%, 4/1/2048	50,000	59,320
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	345,401
3.30%, 12/1/2049	50,000	53,744
3.45%, 2/15/2024	50,000	53,304
4.60%, 12/1/2048	250,000	323,207
8.88%, 11/15/2038	50,000	88,848
Series B, 2.95%, 11/15/2026	30,000	32,411
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	100,041
1.80%, 10/15/2030	250,000	239,327
3.55%, 6/15/2025	21,000	22,894
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	52,294
4.30%, 10/15/2048	25,000	31,281
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	99,984
2.60%, 12/1/2029	100,000	104,294
4.00%, 6/15/2028	50,000	56,890
		37,392,153
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	64,088
1.95%, 10/15/2030	50,000	50,560
2.63%, 2/15/2023	25,000	25,794
		140,442
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	52,448
Allegion PLC 3.50%, 10/1/2029	50,000	54,329
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	54,250
Amphenol Corp.:
2.80%, 2/15/2030	100,000	105,838
4.35%, 6/1/2029	50,000	58,650
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	53,221
3.88%, 1/12/2028	25,000	28,003

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Avnet, Inc. 3.00%, 5/15/2031	$ 100,000	$ 99,771
Flex, Ltd.:
3.75%, 2/1/2026	50,000	54,483
4.88%, 6/15/2029	75,000	86,631
Fortive Corp. 3.15%, 6/15/2026	50,000	54,323
Honeywell International, Inc.:
0.48%, 8/19/2022	145,000	145,033
1.95%, 6/1/2030	250,000	254,003
2.15%, 8/8/2022	45,000	45,857
2.30%, 8/15/2024	100,000	105,020
2.50%, 11/1/2026	150,000	159,846
2.70%, 8/15/2029	60,000	64,373
3.35%, 12/1/2023	50,000	53,449
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	60,236
3.35%, 3/1/2026	50,000	54,053
Jabil, Inc.:
1.70%, 4/15/2026	65,000	65,462
3.60%, 1/15/2030	25,000	27,067
3.95%, 1/12/2028	25,000	27,798
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	52,889
4.60%, 4/6/2027	30,000	34,844
Roper Technologies, Inc.:
2.00%, 6/30/2030	30,000	29,579
2.95%, 9/15/2029	40,000	42,778
Trimble, Inc. 4.90%, 6/15/2028	50,000	58,626
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	54,828
		2,037,688
ENVIRONMENTAL CONTROL — 0.0% (a)
Republic Services, Inc.:
1.45%, 2/15/2031 (b)	100,000	93,755
2.90%, 7/1/2026	45,000	48,251
3.38%, 11/15/2027	60,000	65,938
3.95%, 5/15/2028	150,000	170,559
Waste Connections, Inc.:
3.05%, 4/1/2050	20,000	20,356
3.50%, 5/1/2029	50,000	55,080
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	19,824
1.15%, 3/15/2028	30,000	29,052
1.50%, 3/15/2031	30,000	28,392
2.00%, 6/1/2029	75,000	75,730
2.40%, 5/15/2023	150,000	155,214
2.50%, 11/15/2050	20,000	18,649
2.95%, 6/1/2041	55,000	56,704
		837,504
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	15,111
Security Description	Principal Amount	Value
3.65%, 3/15/2023	$ 15,000	$ 15,760
3.95%, 3/15/2025	100,000	110,233
4.15%, 3/15/2028	50,000	56,996
4.80%, 3/15/2048	20,000	24,657
Conagra Brands, Inc.:
5.30%, 11/1/2038	265,000	337,051
5.40%, 11/1/2048	40,000	53,465
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	45,000	45,088
General Mills, Inc.:
3.00%, 2/1/2051 (b) (d)	510,000	513,850
3.20%, 2/10/2027	100,000	108,974
3.65%, 2/15/2024 (b)	50,000	53,556
3.70%, 10/17/2023	20,000	21,400
4.20%, 4/17/2028	25,000	28,826
Hershey Co.:
0.90%, 6/1/2025	45,000	45,133
3.20%, 8/21/2025	25,000	27,158
3.38%, 5/15/2023	50,000	52,614
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	35,067
1.70%, 6/3/2028	570,000	573,124
3.05%, 6/3/2051	45,000	46,842
Ingredion, Inc. 2.90%, 6/1/2030	100,000	104,814
JM Smucker Co.:
3.38%, 12/15/2027	100,000	109,680
3.55%, 3/15/2050	25,000	26,962
4.25%, 3/15/2035	50,000	58,563
Kellogg Co.:
4.30%, 5/15/2028	100,000	115,746
4.50%, 4/1/2046	100,000	124,131
Kroger Co.:
2.65%, 10/15/2026	50,000	53,071
2.80%, 8/1/2022	200,000	204,758
3.70%, 8/1/2027	35,000	38,962
3.85%, 8/1/2023	75,000	79,593
4.45%, 2/1/2047	100,000	119,520
4.65%, 1/15/2048	100,000	122,599
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	204,712
3.40%, 8/15/2027	100,000	110,202
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	61,013
1.50%, 2/4/2031	40,000	37,889
1.88%, 10/15/2032	75,000	72,542
2.63%, 9/4/2050	35,000	32,587
2.75%, 4/13/2030	35,000	36,841
Sysco Corp.:
2.40%, 2/15/2030	10,000	10,179
3.25%, 7/15/2027	50,000	54,217
3.30%, 7/15/2026	100,000	108,728
3.30%, 2/15/2050	10,000	10,036
3.55%, 3/15/2025	50,000	54,416
3.75%, 10/1/2025	5,000	5,501

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 3/15/2048	$ 50,000	$ 59,707
4.85%, 10/1/2045	5,000	6,239
6.60%, 4/1/2050	250,000	388,507
Tyson Foods, Inc.:
3.55%, 6/2/2027 (b)	150,000	165,985
4.55%, 6/2/2047	285,000	348,293
		5,090,898
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	215,370
4.50%, 8/1/2024	50,000	53,907
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	29,075
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	36,030
International Paper Co.:
4.35%, 8/15/2048 (b)	27,000	33,613
5.00%, 9/15/2035	100,000	125,832
Suzano Austria GmbH:
3.13%, 1/15/2032 (f)	80,000	79,167
3.75%, 1/15/2031	150,000	157,055
		730,049
GAS — 0.2%
Atmos Energy Corp.:
0.63%, 3/9/2023	65,000	65,018
1.50%, 1/15/2031	100,000	94,821
3.00%, 6/15/2027	150,000	162,187
4.15%, 1/15/2043	25,000	29,273
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	45,000	45,003
3.55%, 4/1/2023	100,000	105,035
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	53,828
5.50%, 1/15/2026	30,000	34,742
NiSource, Inc.:
0.95%, 8/15/2025	560,000	555,772
1.70%, 2/15/2031 (b)	100,000	94,708
2.95%, 9/1/2029	100,000	105,850
3.49%, 5/15/2027	50,000	55,007
4.38%, 5/15/2047	150,000	179,427
4.80%, 2/15/2044	30,000	37,201
ONE Gas, Inc.:
1.10%, 3/11/2024	200,000	200,248
4.50%, 11/1/2048	90,000	107,787
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	190,000	192,491
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	26,762
3.20%, 6/15/2025	50,000	53,925
3.75%, 9/15/2042	30,000	33,758
5.13%, 11/15/2040	25,000	32,710
Security Description	Principal Amount	Value
Series VV, 4.30%, 1/15/2049	$ 50,000	$ 62,444
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	176,691
Series 20-A, 1.75%, 1/15/2031	500,000	475,265
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	27,797
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	56,151
		3,063,901
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	56,786
Snap-on, Inc. 3.10%, 5/1/2050	70,000	74,132
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	97,542
3.40%, 3/1/2026	35,000	38,494
4.25%, 11/15/2028	100,000	116,621
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	30,000	31,970
		415,545
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	483,640
2.95%, 3/15/2025	75,000	80,576
3.40%, 11/30/2023	35,000	37,305
3.75%, 11/30/2026	85,000	96,149
4.75%, 11/30/2036	250,000	321,967
4.75%, 4/15/2043	25,000	33,104
4.90%, 11/30/2046	150,000	204,705
Baxter International, Inc.:
1.73%, 4/1/2031 (b)	45,000	43,804
3.50%, 8/15/2046 (b)	50,000	55,785
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	67,069
2.65%, 6/1/2030	100,000	103,380
3.45%, 3/1/2024	25,000	26,696
4.00%, 3/1/2029	35,000	39,831
4.55%, 3/1/2039	50,000	61,064
4.70%, 3/1/2049	35,000	44,799
Danaher Corp. 2.60%, 10/1/2050 (b)	565,000	539,598
DH Europe Finance II Sarl:
2.05%, 11/15/2022	50,000	51,157
2.20%, 11/15/2024	50,000	52,210
2.60%, 11/15/2029	30,000	31,412
3.25%, 11/15/2039	50,000	53,632
3.40%, 11/15/2049	50,000	55,000
Medtronic, Inc.:
3.50%, 3/15/2025	47,000	51,589
4.38%, 3/15/2035	54,000	67,208

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 3/15/2045	$ 345,000	$ 452,550
PerkinElmer, Inc.:
2.55%, 3/15/2031	85,000	87,235
3.30%, 9/15/2029 (b)	65,000	70,332
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	48,992
Stryker Corp.:
0.60%, 12/1/2023	65,000	64,986
1.15%, 6/15/2025	50,000	50,277
1.95%, 6/15/2030	50,000	49,456
2.90%, 6/15/2050	25,000	25,114
3.38%, 11/1/2025	25,000	27,307
3.50%, 3/15/2026	25,000	27,542
3.65%, 3/7/2028	50,000	56,118
4.63%, 3/15/2046	25,000	32,012
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	121,731
4.13%, 3/25/2025	535,000	593,138
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	100,000	108,512
3.55%, 3/20/2030	350,000	383,257
		4,800,239
HEALTH CARE SERVICES — 0.7%
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	55,180
Aetna, Inc.:
2.80%, 6/15/2023	200,000	208,168
3.88%, 8/15/2047	100,000	112,331
4.13%, 11/15/2042	25,000	28,647
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	73,801
Anthem, Inc.:
0.45%, 3/15/2023 (b)	85,000	85,093
1.50%, 3/15/2026	600,000	607,320
2.25%, 5/15/2030	265,000	267,300
2.38%, 1/15/2025	20,000	20,941
2.55%, 3/15/2031	100,000	103,147
2.95%, 12/1/2022	50,000	51,698
3.13%, 5/15/2050	270,000	276,188
3.30%, 1/15/2023	50,000	52,168
3.35%, 12/1/2024	50,000	53,938
3.50%, 8/15/2024	25,000	26,917
3.60%, 3/15/2051	305,000	335,171
3.65%, 12/1/2027	130,000	145,445
4.10%, 3/1/2028	100,000	114,434
4.38%, 12/1/2047	130,000	158,592
4.55%, 3/1/2048	50,000	62,670
4.65%, 1/15/2043	50,000	62,405
Ascension Health 3.95%, 11/15/2046	150,000	183,039
Banner Health 2.34%, 1/1/2030	40,000	40,914
Security Description	Principal Amount	Value
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	$ 25,000	$ 24,502
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	14,249
CommonSpirit Health:
2.76%, 10/1/2024	250,000	263,155
4.19%, 10/1/2049	250,000	287,112
4.35%, 11/1/2042	25,000	29,217
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	60,002
HCA, Inc.:
2.38%, 7/15/2031	650,000	643,305
3.50%, 7/15/2051	650,000	650,175
4.13%, 6/15/2029	35,000	39,469
4.50%, 2/15/2027	50,000	56,533
4.75%, 5/1/2023	55,000	58,956
5.00%, 3/15/2024	85,000	93,948
5.13%, 6/15/2039	275,000	343,384
5.25%, 4/15/2025	60,000	68,710
5.25%, 6/15/2026	65,000	75,190
5.25%, 6/15/2049	100,000	127,638
5.50%, 6/15/2047	65,000	84,646
Humana, Inc.:
2.90%, 12/15/2022	150,000	154,924
4.80%, 3/15/2047	100,000	126,525
4.95%, 10/1/2044	50,000	64,590
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051 (f)	25,000	25,123
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	59,189
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	105,000	114,060
Series 2021, 2.81%, 6/1/2041	135,000	137,932
Series 2021, 3.00%, 6/1/2051	135,000	139,254
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	70,006
2.30%, 12/1/2024	100,000	104,718
2.70%, 6/1/2031 (b)	100,000	101,753
2.95%, 12/1/2029	100,000	105,313
3.25%, 9/1/2024 (b)	100,000	107,048
4.70%, 2/1/2045	25,000	30,033
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	116,333

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Mayo Clinic Series 2021, 3.20%, 11/15/2061	$ 100,000	$ 107,668
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	31,589
Series 2020, 2.96%, 1/1/2050	55,000	56,238
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	63,000
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	53,590
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	38,501
New York and Presbyterian Hospital:
2.26%, 8/1/2040	50,000	47,046
Series 2019, 3.95%, 8/1/2119	35,000	41,286
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	59,135
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	105,545
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	26,709
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	83,859
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	37,091
4.20%, 6/30/2029	100,000	115,347
4.70%, 3/30/2045	25,000	30,599
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	55,636
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	21,020
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	55,516
Series 20A, 3.36%, 8/15/2050	55,000	58,433
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	49,275
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	100,068
1.25%, 1/15/2026	35,000	35,300
2.00%, 5/15/2030 (b)	305,000	307,528
2.30%, 5/15/2031 (b)	100,000	102,413
2.38%, 10/15/2022	100,000	102,654
Security Description	Principal Amount	Value
2.75%, 5/15/2040	$ 300,000	$ 303,585
2.90%, 5/15/2050	550,000	554,647
3.05%, 5/15/2041	100,000	104,778
3.10%, 3/15/2026 (b)	50,000	54,518
3.13%, 5/15/2060	100,000	103,069
3.25%, 5/15/2051	100,000	106,909
3.38%, 4/15/2027	100,000	111,033
3.50%, 2/15/2024	10,000	10,770
3.50%, 8/15/2039	200,000	223,264
3.70%, 12/15/2025	10,000	11,134
3.75%, 7/15/2025	305,000	338,373
3.75%, 10/15/2047	50,000	57,634
3.88%, 12/15/2028	15,000	17,273
4.25%, 4/15/2047	100,000	122,971
4.63%, 7/15/2035	200,000	253,236
4.75%, 7/15/2045	230,000	301,525
6.88%, 2/15/2038	25,000	38,788
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	542,657
		12,543,709
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.50%, 10/15/2024	100,000	104,871
Lennar Corp. 4.75%, 11/29/2027	250,000	288,885
NVR, Inc. 3.00%, 5/15/2030 (b)	130,000	137,764
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	292,142
		823,662
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	114,440
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	25,222
4.50%, 6/1/2046	25,000	30,036
4.60%, 5/15/2050	50,000	62,028
4.75%, 2/26/2029	60,000	71,131
		302,857
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	54,493
3.90%, 5/15/2028	50,000	56,955
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	14,675
2.75%, 2/15/2026	25,000	27,131
3.10%, 3/26/2030	40,000	44,141
3.20%, 4/25/2029	100,000	110,766
3.90%, 5/4/2047	50,000	60,454
3.95%, 11/1/2028	55,000	63,648
		432,263

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	$ 105,000	$ 105,222
4.75%, 1/15/2049	75,000	98,716
Alleghany Corp. 4.90%, 9/15/2044	50,000	62,720
Allstate Corp.:
1.45%, 12/15/2030 (b)	250,000	238,987
3.85%, 8/10/2049	125,000	148,529
4.20%, 12/15/2046	50,000	61,514
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	27,136
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	16,316
4.50%, 6/15/2047	100,000	119,722
American International Group, Inc.:
2.50%, 6/30/2025	600,000	632,970
3.40%, 6/30/2030	100,000	109,688
3.88%, 1/15/2035	200,000	226,062
3.90%, 4/1/2026	30,000	33,489
4.25%, 3/15/2029	100,000	115,419
4.38%, 6/30/2050	315,000	383,604
4.50%, 7/16/2044	50,000	60,692
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	113,821
Aon Corp.:
2.20%, 11/15/2022	100,000	102,458
3.75%, 5/2/2029	100,000	112,539
Aon PLC:
3.50%, 6/14/2024	50,000	53,770
3.88%, 12/15/2025	150,000	166,764
Arch Capital Group, Ltd. 3.64%, 6/30/2050 (b)	105,000	113,393
Assurant, Inc.:
2.65%, 1/15/2032	600,000	598,794
4.20%, 9/27/2023 (b)	100,000	107,405
4.90%, 3/27/2028	50,000	58,273
Athene Holding, Ltd.:
3.50%, 1/15/2031	150,000	160,081
4.13%, 1/12/2028	100,000	111,760
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	27,549
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (b)	80,000	78,190
1.85%, 3/12/2030	10,000	10,101
2.50%, 1/15/2051 (b)	110,000	102,928
2.85%, 10/15/2050	340,000	338,956
4.20%, 8/15/2048	100,000	123,466
4.25%, 1/15/2049	150,000	186,288
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	50,000	51,886
Security Description	Principal Amount	Value
3.00%, 2/11/2023	$ 25,000	$ 26,080
3.13%, 3/15/2026	55,000	60,127
4.50%, 2/11/2043	180,000	230,431
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	163,762
4.70%, 6/22/2047	150,000	166,494
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	150,000	149,968
4.50%, 3/15/2029	50,000	57,424
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	150,000	142,699
2.88%, 11/3/2022	50,000	51,491
3.35%, 5/3/2026	250,000	274,815
4.15%, 3/13/2043	25,000	30,364
4.35%, 11/3/2045	125,000	158,059
CNA Financial Corp.:
2.05%, 8/15/2030 (b)	100,000	98,305
3.45%, 8/15/2027 (b)	100,000	109,568
4.50%, 3/1/2026	25,000	28,341
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	57,410
Equitable Holdings, Inc.:
3.90%, 4/20/2023	97,000	102,604
4.35%, 4/20/2028	150,000	171,970
5.00%, 4/20/2048	100,000	127,565
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	533,645
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (d)	70,000	73,083
4.85%, 4/17/2028	100,000	115,031
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	99,733
4.50%, 8/15/2028	50,000	57,527
First American Financial Corp. 4.60%, 11/15/2024	25,000	27,666
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	98,796
4.55%, 9/15/2028	25,000	29,246
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	15,070
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	70,000	73,748
4.40%, 3/15/2048	100,000	122,846
Kemper Corp. 2.40%, 9/30/2030	100,000	99,960
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	106,644
3.80%, 3/1/2028	35,000	39,197
4.00%, 9/1/2023	15,000	16,107
4.35%, 3/1/2048	50,000	59,739
6.30%, 10/9/2037	50,000	70,183

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Loews Corp.:
3.20%, 5/15/2030	$ 15,000	$ 16,276
3.75%, 4/1/2026	50,000	55,610
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	73,917
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	55,162
Markel Corp.:
3.45%, 5/7/2052	135,000	139,216
3.50%, 11/1/2027	50,000	54,963
4.15%, 9/17/2050 (b)	50,000	57,757
5.00%, 5/20/2049	30,000	38,888
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/2023	150,000	156,592
3.75%, 3/14/2026	25,000	27,788
3.88%, 3/15/2024	100,000	108,484
4.38%, 3/15/2029	250,000	293,242
Mercury General Corp. 4.40%, 3/15/2027	50,000	56,453
MetLife, Inc.:
3.60%, 4/10/2024	300,000	324,480
4.05%, 3/1/2045	150,000	180,091
4.88%, 11/13/2043	200,000	263,664
6.40%, 12/15/2066	100,000	128,172
Series D, 4.37%, 9/15/2023	50,000	54,184
Old Republic International Corp. 3.85%, 6/11/2051	85,000	90,285
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	149,809
3.70%, 5/15/2029	50,000	56,176
Progressive Corp.:
4.00%, 3/1/2029	50,000	57,532
4.20%, 3/15/2048	100,000	124,550
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	117,351
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	184,543
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	221,316
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	86,115
5 year CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	627,288
Series MTN, 3.50%, 5/15/2024	50,000	54,135
Series MTN, 3.70%, 3/13/2051	100,000	114,007
Series MTN, 4.60%, 5/15/2044 (b)	75,000	95,648
Series MTN, 6.63%, 6/21/2040	25,000	37,780
Security Description	Principal Amount	Value
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	$ 35,000	$ 37,400
3.90%, 5/15/2029	50,000	56,022
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	32,769
Travelers Cos., Inc.:
2.55%, 4/27/2050 (b)	10,000	9,636
3.05%, 6/8/2051	250,000	263,877
3.75%, 5/15/2046	10,000	11,712
4.00%, 5/30/2047	80,000	97,075
4.05%, 3/7/2048	100,000	122,002
4.10%, 3/4/2049	100,000	123,503
Series MTN, 6.25%, 6/15/2037	25,000	36,807
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	29,310
Unum Group:
4.00%, 6/15/2029 (b)	70,000	78,683
4.13%, 6/15/2051	100,000	100,916
4.50%, 12/15/2049	15,000	16,055
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	55,409
W R Berkley Corp. 3.55%, 3/30/2052	100,000	106,290
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	53,771
3.88%, 9/15/2049	70,000	79,187
4.50%, 9/15/2028	50,000	57,862
WR Berkley Corp. 4.00%, 5/12/2050	45,000	51,520
XLIT, Ltd. 5.50%, 3/31/2045	125,000	170,306
		14,596,492
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	500,000	479,295
3.15%, 2/9/2051	500,000	491,935
3.40%, 12/6/2027	200,000	218,494
3.60%, 11/28/2024 (b)	75,000	81,515
4.20%, 12/6/2047 (b)	260,000	300,017
Alphabet, Inc.:
0.45%, 8/15/2025 (b)	500,000	494,675
1.10%, 8/15/2030	165,000	156,730
1.90%, 8/15/2040	350,000	318,626
2.00%, 8/15/2026	250,000	261,592
2.05%, 8/15/2050	250,000	221,267
Amazon.com, Inc.:
0.25%, 5/12/2023	40,000	40,013
0.40%, 6/3/2023	250,000	250,537
0.45%, 5/12/2024	70,000	69,864
0.80%, 6/3/2025	815,000	816,589
1.00%, 5/12/2026 (b)	150,000	150,053
1.50%, 6/3/2030 (b)	235,000	230,272
1.65%, 5/12/2028	150,000	151,209

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.10%, 5/12/2031	$ 150,000	$ 152,525
2.40%, 2/22/2023	200,000	206,550
2.50%, 11/29/2022	25,000	25,661
2.50%, 6/3/2050	390,000	368,359
2.70%, 6/3/2060	530,000	505,005
2.80%, 8/22/2024	100,000	106,428
2.88%, 5/12/2041	150,000	154,859
3.10%, 5/12/2051	150,000	157,680
3.15%, 8/22/2027	100,000	110,480
3.25%, 5/12/2061	150,000	158,795
3.80%, 12/5/2024	30,000	33,005
3.88%, 8/22/2037	125,000	148,801
4.05%, 8/22/2047	125,000	152,401
4.25%, 8/22/2057	150,000	191,928
4.95%, 12/5/2044	125,000	169,695
5.20%, 12/3/2025	50,000	58,666
Baidu, Inc. 2.88%, 7/6/2022	250,000	255,332
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	277,147
4.63%, 4/13/2030 (b)	100,000	119,626
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	179,699
eBay, Inc.:
1.40%, 5/10/2026	100,000	100,260
1.90%, 3/11/2025	140,000	144,768
2.60%, 5/10/2031	100,000	101,771
2.70%, 3/11/2030	100,000	104,023
2.75%, 1/30/2023	150,000	155,351
3.45%, 8/1/2024	25,000	26,845
3.65%, 5/10/2051	50,000	52,987
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	564,657
3.25%, 2/15/2030	35,000	36,565
3.80%, 2/15/2028	50,000	54,469
4.63%, 8/1/2027	590,000	666,641
VeriSign, Inc. 2.70%, 6/15/2031	80,000	81,189
		10,354,851
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
2.15%, 7/15/2026	750,000	746,190
2.88%, 6/15/2028	500,000	507,090
3.50%, 2/10/2023	50,000	51,900
3.88%, 1/15/2026	100,000	107,196
4.20%, 6/10/2024	50,000	53,742
4.25%, 3/1/2025	50,000	54,046
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	258,580
4.13%, 2/1/2025 (b)	100,000	106,376
Golub Capital BDC, Inc. 2.50%, 8/24/2026	60,000	60,308
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	87,298
Security Description	Principal Amount	Value
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	$ 100,000	$ 100,130
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	260,713
4.00%, 3/30/2025	50,000	53,307
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	500,000	493,750
		2,940,626
IRON/STEEL — 0.0% (a)
Nucor Corp.:
2.00%, 6/1/2025	15,000	15,515
2.70%, 6/1/2030	15,000	15,670
2.98%, 12/15/2055 (d)	50,000	48,354
4.00%, 8/1/2023	25,000	26,624
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	40,091
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,968
2.80%, 12/15/2024	25,000	26,385
3.25%, 10/15/2050	20,000	19,958
3.45%, 4/15/2030	40,000	43,584
Vale Overseas, Ltd.:
6.25%, 8/10/2026	150,000	180,271
6.88%, 11/10/2039	300,000	418,698
8.25%, 1/17/2034 (b)	25,000	36,412
		881,530
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	54,192
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	55,157
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	67,740
3.20%, 8/8/2024	45,000	47,225
3.50%, 8/18/2026	30,000	31,892
3.90%, 8/8/2029	40,000	42,621
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	26,871
Series EE, 5.75%, 5/1/2025	290,000	334,857
Series GG, 3.50%, 10/15/2032	500,000	531,595
Sands China, Ltd. 5.13%, 8/8/2025	250,000	279,880
		1,472,030
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	65,000	64,944
0.65%, 7/7/2023	500,000	502,700

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.90%, 3/2/2026	$ 600,000	$ 598,206
Series MTN, 0.45%, 9/14/2023	250,000	250,335
Series MTN, 0.45%, 5/17/2024 (b)	50,000	49,882
Series MTN, 0.80%, 11/13/2025 (b)	30,000	29,825
Series MTN, 1.95%, 11/18/2022	300,000	306,672
Series MTN, 3.75%, 11/24/2023	25,000	26,994
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	100,000	106,736
2.60%, 4/9/2030	95,000	101,396
3.25%, 4/9/2050 (b)	125,000	138,539
3.80%, 8/15/2042	125,000	148,676
4.75%, 5/15/2064	25,000	36,021
Oshkosh Corp. 3.10%, 3/1/2030	10,000	10,594
		2,371,520
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	149,195
4.20%, 1/15/2024	100,000	108,259
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	16,633
Deere & Co.:
2.88%, 9/7/2049	35,000	36,608
3.90%, 6/9/2042 (b)	225,000	276,662
Flowserve Corp. 3.50%, 10/1/2030	35,000	36,937
IDEX Corp.:
2.63%, 6/15/2031	100,000	101,591
3.00%, 5/1/2030	25,000	26,428
John Deere Capital Corp.:
1.45%, 1/15/2031 (b)	70,000	67,677
3.65%, 10/12/2023	100,000	107,457
Series GMTN, 3.45%, 6/7/2023	25,000	26,496
Series MTN, 0.25%, 1/17/2023	100,000	99,953
Series MTN, 0.45%, 1/17/2024 (b)	100,000	99,815
Series MTN, 0.45%, 6/7/2024	65,000	64,821
Series MTN, 0.70%, 1/15/2026 (b)	100,000	98,984
Series MTN, 1.50%, 3/6/2028	100,000	99,482
Series MTN, 2.15%, 9/8/2022	150,000	153,344
Series MTN, 2.25%, 9/14/2026	100,000	105,321
Series MTN, 2.60%, 3/7/2024	65,000	68,542
Security Description	Principal Amount	Value
Series MTN, 2.80%, 3/6/2023	$ 150,000	$ 156,281
Series MTN, 2.80%, 7/18/2029 (b)	50,000	54,039
Series MTN, 3.40%, 9/11/2025 (b)	25,000	27,604
Series MTN, 3.45%, 3/13/2025	100,000	109,647
nVent Finance Sarl 4.55%, 4/15/2028	50,000	54,995
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	623,646
2.57%, 2/15/2030	250,000	259,067
3.11%, 2/15/2040	250,000	258,483
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	95,289
4.20%, 3/1/2049 (b)	250,000	312,947
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	50,000	54,223
4.95%, 9/15/2028	300,000	348,459
Xylem, Inc. 1.95%, 1/30/2028	45,000	45,528
		4,144,413
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	337,095
2.80%, 4/1/2031	290,000	296,670
3.50%, 6/1/2041	500,000	503,390
3.70%, 4/1/2051	730,000	726,467
3.85%, 4/1/2061	100,000	98,300
3.90%, 6/1/2052	100,000	101,759
4.20%, 3/15/2028	250,000	282,800
4.40%, 12/1/2061	100,000	107,555
4.46%, 7/23/2022	150,000	155,269
4.80%, 3/1/2050	155,000	178,577
4.91%, 7/23/2025	50,000	56,694
5.05%, 3/30/2029	100,000	118,210
5.38%, 5/1/2047	150,000	183,933
6.48%, 10/23/2045	185,000	255,339
Class USD, 4.50%, 2/1/2024	100,000	108,922
Comcast Corp.:
1.50%, 2/15/2031	150,000	142,126
1.95%, 1/15/2031	70,000	68,994
2.45%, 8/15/2052 (b)	115,000	103,822
2.65%, 8/15/2062	75,000	68,450
2.80%, 1/15/2051	805,000	774,724
3.10%, 4/1/2025	535,000	577,137
3.15%, 3/1/2026	225,000	244,836
3.15%, 2/15/2028	200,000	219,314
3.20%, 7/15/2036	250,000	267,662

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 2/1/2027	$ 150,000	$ 164,688
3.30%, 4/1/2027	100,000	110,252
3.40%, 4/1/2030	550,000	607,458
3.40%, 7/15/2046	100,000	106,845
3.60%, 3/1/2024 (b)	25,000	26,996
3.70%, 4/15/2024	500,000	541,935
3.75%, 4/1/2040	250,000	282,650
3.90%, 3/1/2038	150,000	172,012
3.95%, 10/15/2025	350,000	391,720
4.00%, 11/1/2049	69,000	81,262
4.15%, 10/15/2028	250,000	289,480
4.20%, 8/15/2034	100,000	118,200
4.25%, 10/15/2030	50,000	58,799
4.25%, 1/15/2033	50,000	59,533
4.60%, 10/15/2038	305,000	378,057
4.65%, 7/15/2042	75,000	94,774
4.70%, 10/15/2048	500,000	648,235
4.95%, 10/15/2058	105,000	145,273
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	107,215
3.95%, 3/20/2028	30,000	33,401
4.00%, 9/15/2055	265,000	280,264
4.65%, 5/15/2050 (b)	250,000	292,605
5.20%, 9/20/2047	100,000	124,565
Fox Corp.:
4.03%, 1/25/2024	25,000	27,084
4.71%, 1/25/2029	40,000	46,997
5.48%, 1/25/2039	275,000	355,561
5.58%, 1/25/2049	25,000	33,760
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	59,609
6.13%, 1/31/2046 (b)	100,000	137,204
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	54,437
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	111,490
5.50%, 9/1/2041	425,000	528,466
5.88%, 11/15/2040	50,000	64,527
6.75%, 6/15/2039	50,000	70,000
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	54,306
Series GMTN, 3.15%, 9/17/2025	25,000	27,192
Series MTN, 3.00%, 7/30/2046	75,000	76,988
ViacomCBS, Inc.:
2.90%, 1/15/2027 (b)	125,000	132,918
3.70%, 6/1/2028	50,000	55,646
4.20%, 6/1/2029	200,000	230,102
4.38%, 3/15/2043	25,000	28,860
4.75%, 5/15/2025	250,000	282,847
4.95%, 1/15/2031 (b)	250,000	301,790
4.95%, 5/19/2050 (b)	200,000	252,724
5.85%, 9/1/2043	200,000	273,944
Security Description	Principal Amount	Value
Walt Disney Co.:
1.65%, 9/1/2022	$ 20,000	$ 20,313
1.75%, 8/30/2024	50,000	51,662
1.75%, 1/13/2026	105,000	107,964
2.00%, 9/1/2029	185,000	186,813
2.20%, 1/13/2028	70,000	72,535
2.65%, 1/13/2031	440,000	462,097
3.35%, 3/24/2025	250,000	271,875
3.38%, 11/15/2026	100,000	110,289
3.50%, 5/13/2040	650,000	724,230
3.60%, 1/13/2051	75,000	85,006
3.70%, 10/15/2025	100,000	110,490
3.80%, 5/13/2060	90,000	105,792
4.00%, 10/1/2023	100,000	107,721
4.70%, 3/23/2050	150,000	200,212
5.40%, 10/1/2043	75,000	104,719
6.65%, 11/15/2037	250,000	377,882
		17,400,316
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	77,113
Timken Co. 4.50%, 12/15/2028 (b)	20,000	22,344
		99,457
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	32,918
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	351,945
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	150,852
5.00%, 9/30/2043	50,000	67,931
Newmont Corp.:
2.25%, 10/1/2030	65,000	64,957
2.80%, 10/1/2029	80,000	83,966
3.70%, 3/15/2023 (b)	7,000	7,313
4.88%, 3/15/2042	50,000	63,525
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (b)	25,000	30,468
4.75%, 3/22/2042	150,000	196,306
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	277,015
Southern Copper Corp. 5.88%, 4/23/2045	357,000	499,000
		1,826,196
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023	100,000	102,242
2.00%, 2/14/2025	100,000	104,180
2.38%, 8/26/2029	100,000	104,809
2.88%, 10/15/2027 (b)	225,000	244,435
3.25%, 8/26/2049 (b)	60,000	65,563

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.38%, 3/1/2029	$ 50,000	$ 56,017
Series MTN, 3.63%, 10/15/2047 (b)	25,000	28,939
Series MTN, 4.00%, 9/14/2048	30,000	36,695
Carlisle Cos., Inc. 2.75%, 3/1/2030 (b)	65,000	67,813
Eaton Corp.:
3.10%, 9/15/2027	100,000	108,802
4.15%, 11/2/2042	25,000	29,836
General Electric Co.:
3.45%, 5/1/2027	795,000	874,556
3.63%, 5/1/2030 (b)	800,000	893,032
Series GMTN, 3.45%, 5/15/2024	50,000	53,539
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	388,050
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	36,893
4.00%, 6/14/2049	40,000	47,464
Series MTN, 3.30%, 11/21/2024	50,000	53,722
Textron, Inc.:
2.45%, 3/15/2031	30,000	30,154
3.90%, 9/17/2029	50,000	55,936
4.00%, 3/15/2026	50,000	55,865
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	36,131
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	112,885
		3,587,558
OIL & GAS — 1.4%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	500,000	488,110
2.94%, 6/4/2051	105,000	100,697
3.00%, 2/24/2050	250,000	242,822
3.02%, 1/16/2027 (b)	200,000	215,742
3.06%, 6/17/2041	500,000	504,945
3.22%, 4/14/2024	200,000	213,128
3.38%, 2/8/2061	650,000	653,204
3.59%, 4/14/2027	250,000	276,775
3.63%, 4/6/2030 (b)	200,000	224,398
3.94%, 9/21/2028	100,000	113,898
BP Capital Markets PLC 3.81%, 2/10/2024	900,000	973,710
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	259,025
3.85%, 6/1/2027	50,000	55,072
3.90%, 2/1/2025	25,000	27,219
Series GMTN, 4.95%, 6/1/2047	100,000	124,734
Security Description	Principal Amount	Value
Cenovus Energy, Inc.:
4.40%, 4/15/2029	$ 100,000	$ 113,279
5.38%, 7/15/2025	500,000	572,025
Chevron Corp.:
1.14%, 5/11/2023	250,000	253,720
1.55%, 5/11/2025	885,000	906,249
2.00%, 5/11/2027	350,000	361,529
2.24%, 5/11/2030 (b)	100,000	103,127
2.90%, 3/3/2024 (b)	750,000	793,770
2.95%, 5/16/2026 (b)	50,000	54,220
2.98%, 5/11/2040	45,000	47,056
3.08%, 5/11/2050	100,000	103,542
3.19%, 6/24/2023	25,000	26,241
Chevron USA, Inc.:
0.33%, 8/12/2022	65,000	65,042
0.43%, 8/11/2023	30,000	30,033
0.69%, 8/12/2025	65,000	64,492
1.02%, 8/12/2027	40,000	38,970
2.34%, 8/12/2050	65,000	58,916
4.95%, 8/15/2047	250,000	334,932
5.25%, 11/15/2043	50,000	67,982
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	275,805
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	321,447
4.38%, 5/2/2028	250,000	282,650
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	117,682
ConocoPhillips:
3.75%, 10/1/2027 (d)	300,000	336,969
6.50%, 2/1/2039	75,000	110,931
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	232,200
5.95%, 3/15/2046	200,000	296,984
6.95%, 4/15/2029	50,000	67,975
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	29,420
5.25%, 9/15/2024 (d)	500,000	557,225
5.85%, 12/15/2025	50,000	58,705
Diamondback Energy, Inc.:
0.90%, 3/24/2023	40,000	40,009
2.88%, 12/1/2024	60,000	63,425
3.13%, 3/24/2031	45,000	46,789
3.25%, 12/1/2026	45,000	48,227
3.50%, 12/1/2029	100,000	107,184
4.40%, 3/24/2051	35,000	39,535
Ecopetrol SA:
4.13%, 1/16/2025	100,000	105,258
5.88%, 5/28/2045	225,000	240,696
6.88%, 4/29/2030	250,000	301,680
7.38%, 9/18/2043	50,000	61,640
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	103,258

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 4/1/2035	$ 25,000	$ 28,875
4.38%, 4/15/2030 (b)	30,000	35,558
4.95%, 4/15/2050	35,000	46,759
Equinor ASA:
2.65%, 1/15/2024	75,000	78,853
2.88%, 4/6/2025	250,000	267,112
3.25%, 11/18/2049	305,000	322,891
3.63%, 9/10/2028	50,000	56,205
3.63%, 4/6/2040	100,000	113,714
3.70%, 3/1/2024	300,000	324,303
3.95%, 5/15/2043	50,000	58,420
4.80%, 11/8/2043	30,000	39,082
Exxon Mobil Corp.:
1.57%, 4/15/2023	150,000	153,246
1.90%, 8/16/2022	20,000	20,372
2.02%, 8/16/2024	50,000	52,033
2.44%, 8/16/2029	50,000	52,308
2.61%, 10/15/2030	300,000	316,431
2.99%, 3/19/2025	650,000	697,424
3.00%, 8/16/2039	50,000	51,417
3.10%, 8/16/2049	50,000	50,992
3.29%, 3/19/2027	350,000	387,114
3.45%, 4/15/2051	545,000	593,053
3.48%, 3/19/2030	250,000	280,777
4.11%, 3/1/2046	125,000	147,750
4.23%, 3/19/2040	105,000	125,647
4.33%, 3/19/2050	250,000	310,337
Hess Corp.:
5.60%, 2/15/2041	75,000	93,797
5.80%, 4/1/2047	250,000	326,357
HollyFrontier Corp. 2.63%, 10/1/2023	45,000	46,566
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	50,000	56,617
5.20%, 6/1/2045	50,000	59,983
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	53,798
3.80%, 4/1/2028	30,000	33,417
4.50%, 5/1/2023	250,000	266,707
4.50%, 4/1/2048	25,000	28,591
4.70%, 5/1/2025	350,000	394,726
5.13%, 12/15/2026	150,000	176,587
Nexen, Inc. 5.88%, 3/10/2035	100,000	123,350
Phillips 66:
2.15%, 12/15/2030	150,000	147,568
3.70%, 4/6/2023	520,000	548,969
3.85%, 4/9/2025	180,000	198,113
3.90%, 3/15/2028	50,000	56,246
4.88%, 11/15/2044	95,000	118,951
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	15,000	15,010
0.75%, 1/15/2024	105,000	104,995
1.13%, 1/15/2026	95,000	94,051
Security Description	Principal Amount	Value
2.15%, 1/15/2031	$ 70,000	$ 68,694
4.45%, 1/15/2026	50,000	56,390
Shell International Finance B.V.:
0.38%, 9/15/2023	200,000	200,012
2.38%, 4/6/2025	250,000	263,092
2.38%, 11/7/2029	100,000	103,929
2.50%, 9/12/2026	150,000	159,726
2.75%, 4/6/2030 (b)	250,000	266,530
3.13%, 11/7/2049	100,000	103,505
3.25%, 5/11/2025	100,000	108,582
3.25%, 4/6/2050 (b)	500,000	532,270
4.00%, 5/10/2046	100,000	116,964
4.13%, 5/11/2035	75,000	89,077
4.38%, 5/11/2045	250,000	306,580
4.55%, 8/12/2043	250,000	312,052
5.50%, 3/25/2040	25,000	34,806
Suncor Energy, Inc.:
2.80%, 5/15/2023	45,000	46,772
3.10%, 5/15/2025	40,000	42,826
3.60%, 12/1/2024	25,000	27,008
3.75%, 3/4/2051	285,000	308,139
4.00%, 11/15/2047	70,000	77,360
5.35%, 7/15/2033	25,000	30,816
6.50%, 6/15/2038	50,000	70,569
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	508,630
3.13%, 5/29/2050	200,000	202,970
3.75%, 4/10/2024	375,000	407,310
TotalEnergies Capital SA 3.88%, 10/11/2028 (b)	25,000	28,660
Valero Energy Corp.:
1.20%, 3/15/2024	1,000,000	1,008,090
2.15%, 9/15/2027	250,000	254,210
2.85%, 4/15/2025	55,000	58,317
3.40%, 9/15/2026	50,000	54,151
6.63%, 6/15/2037	250,000	342,445
		26,059,852
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	103,288
3.34%, 12/15/2027	50,000	54,690
4.08%, 12/15/2047 (b)	150,000	171,877
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	519,700
3.80%, 11/15/2025	22,000	24,313
4.85%, 11/15/2035	150,000	176,662
5.00%, 11/15/2045	35,000	42,734
7.45%, 9/15/2039	25,000	36,837
NOV, Inc. 3.60%, 12/1/2029 (b)	100,000	104,568

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	$ 150,000	$ 157,775
		1,392,444
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031	130,000	132,534
Berry Global, Inc. 1.57%, 1/15/2026 (d)	250,000	250,322
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	26,572
3.40%, 12/15/2027	35,000	38,471
4.05%, 12/15/2049	10,000	11,731
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	524,330
3.38%, 9/15/2027	100,000	109,149
3.75%, 3/15/2025	100,000	109,225
4.20%, 6/1/2032	50,000	57,940
		1,260,274
PHARMACEUTICALS — 1.8%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	638,178
2.90%, 11/6/2022	25,000	25,830
2.95%, 11/21/2026	605,000	650,399
3.20%, 5/14/2026	200,000	216,778
3.20%, 11/21/2029	245,000	265,911
3.25%, 10/1/2022	500,000	513,965
3.60%, 5/14/2025	350,000	382,084
3.75%, 11/14/2023	235,000	252,174
3.80%, 3/15/2025	425,000	464,797
3.85%, 6/15/2024	50,000	54,213
4.05%, 11/21/2039	700,000	812,595
4.25%, 11/14/2028	35,000	40,586
4.25%, 11/21/2049	340,000	407,657
4.30%, 5/14/2036	50,000	59,315
4.40%, 11/6/2042	50,000	60,769
4.45%, 5/14/2046	150,000	181,689
4.50%, 5/14/2035	50,000	60,397
4.55%, 3/15/2035	350,000	424,186
4.75%, 3/15/2045	75,000	93,986
4.88%, 11/14/2048	25,000	32,417
AmerisourceBergen Corp.:
0.74%, 3/15/2023 (b)	105,000	105,208
2.70%, 3/15/2031 (b)	200,000	205,374
2.80%, 5/15/2030	100,000	104,296
3.45%, 12/15/2027	50,000	54,561
Astrazeneca Finance LLC:
0.70%, 5/28/2024	80,000	79,909
1.20%, 5/28/2026	35,000	34,878
1.75%, 5/28/2028	55,000	54,973
2.25%, 5/28/2031 (b)	20,000	20,279
AstraZeneca PLC:
0.30%, 5/26/2023	75,000	74,790
0.70%, 4/8/2026	500,000	487,145
Security Description	Principal Amount	Value
3.00%, 5/28/2051	$ 30,000	$ 30,842
3.38%, 11/16/2025	35,000	38,328
3.50%, 8/17/2023	50,000	53,109
4.00%, 1/17/2029	35,000	40,230
4.00%, 9/18/2042	25,000	29,828
4.38%, 8/17/2048 (b)	40,000	50,449
6.45%, 9/15/2037	25,000	37,265
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	63,422
3.36%, 6/6/2024	50,000	53,567
3.70%, 6/6/2027	163,000	181,186
3.73%, 12/15/2024	50,000	54,460
4.69%, 12/15/2044	20,000	24,940
Becton Dickinson and Co. 4.67%, 6/6/2047	210,000	261,696
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	35,000	35,022
0.75%, 11/13/2025 (b)	50,000	49,552
1.13%, 11/13/2027 (b)	50,000	49,182
1.45%, 11/13/2030 (b)	30,000	29,002
2.35%, 11/13/2040	520,000	500,484
2.55%, 11/13/2050 (b)	30,000	28,730
2.90%, 7/26/2024	319,000	340,178
3.25%, 2/20/2023	48,000	50,148
3.25%, 2/27/2027	250,000	276,890
3.25%, 8/1/2042	50,000	53,806
3.40%, 7/26/2029	500,000	560,100
3.88%, 8/15/2025	130,000	144,661
3.90%, 2/20/2028	100,000	114,413
4.13%, 6/15/2039	535,000	646,820
4.25%, 10/26/2049	150,000	189,456
4.35%, 11/15/2047	225,000	285,219
4.55%, 2/20/2048	100,000	130,523
5.00%, 8/15/2045	114,000	155,993
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	265,255
3.41%, 6/15/2027 (b)	300,000	327,723
4.90%, 9/15/2045	25,000	30,057
Cigna Corp.:
1.25%, 3/15/2026 (b)	65,000	65,196
2.38%, 3/15/2031	560,000	567,818
2.40%, 3/15/2030	120,000	122,525
3.05%, 10/15/2027	50,000	53,995
3.20%, 3/15/2040	585,000	607,224
3.40%, 3/15/2050	415,000	431,687
3.40%, 3/15/2051	540,000	564,824
3.75%, 7/15/2023	36,000	38,329
4.38%, 10/15/2028	310,000	360,821
4.80%, 8/15/2038	60,000	74,731
4.90%, 12/15/2048	295,000	381,287
6.13%, 11/15/2041	25,000	35,702
CVS Health Corp.:
1.30%, 8/21/2027 (b)	300,000	294,507
1.88%, 2/28/2031 (b)	250,000	242,675
2.70%, 8/21/2040	850,000	824,236

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 6/1/2026	$ 210,000	$ 225,595
3.38%, 8/12/2024	25,000	26,877
3.50%, 7/20/2022	200,000	205,592
3.70%, 3/9/2023	41,000	43,164
3.75%, 4/1/2030	250,000	280,265
3.88%, 7/20/2025	20,000	22,083
4.10%, 3/25/2025 (b)	311,000	344,787
4.13%, 4/1/2040	350,000	405,734
4.30%, 3/25/2028	460,000	528,448
4.78%, 3/25/2038	675,000	830,277
4.88%, 7/20/2035	45,000	54,864
5.05%, 3/25/2048	300,000	390,138
5.13%, 7/20/2045	185,000	240,119
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	100,000	90,612
2.50%, 9/15/2060	250,000	228,822
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	100,157
3.00%, 6/1/2024	70,000	74,652
3.38%, 6/1/2029 (b)	835,000	928,153
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	26,034
3.38%, 5/15/2023	100,000	105,580
3.63%, 5/15/2025	55,000	60,680
3.88%, 5/15/2028	100,000	114,588
4.20%, 3/18/2043	25,000	31,112
6.38%, 5/15/2038	50,000	74,862
Johnson & Johnson:
0.55%, 9/1/2025	800,000	791,992
0.95%, 9/1/2027	65,000	63,841
1.30%, 9/1/2030	570,000	552,980
2.10%, 9/1/2040	65,000	61,698
2.25%, 9/1/2050	100,000	93,348
2.45%, 3/1/2026	30,000	31,951
2.45%, 9/1/2060	65,000	61,285
2.90%, 1/15/2028	250,000	273,470
3.38%, 12/5/2023	25,000	26,852
3.40%, 1/15/2038	100,000	113,355
3.55%, 3/1/2036	150,000	174,396
3.63%, 3/3/2037	200,000	233,164
3.75%, 3/3/2047 (b)	100,000	120,210
4.50%, 12/5/2043	50,000	65,051
McKesson Corp.:
0.90%, 12/3/2025	370,000	364,724
2.85%, 3/15/2023	25,000	25,817
3.95%, 2/16/2028	60,000	68,086
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	32,530
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	347,319
1.45%, 6/24/2030	55,000	53,582
2.35%, 6/24/2040	70,000	67,777
2.40%, 9/15/2022	25,000	25,515
2.75%, 2/10/2025	325,000	346,278
2.90%, 3/7/2024	45,000	47,804
Security Description	Principal Amount	Value
3.40%, 3/7/2029	$ 100,000	$ 112,074
3.60%, 9/15/2042	25,000	28,692
3.70%, 2/10/2045	50,000	57,818
3.90%, 3/7/2039	100,000	118,367
4.00%, 3/7/2049	65,000	79,489
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	103,215
2.00%, 2/14/2027	100,000	103,984
2.20%, 8/14/2030	100,000	103,416
2.75%, 8/14/2050 (b)	815,000	821,927
3.00%, 11/20/2025	25,000	27,122
3.10%, 5/17/2027	30,000	32,820
3.40%, 5/6/2024	25,000	26,966
4.00%, 11/20/2045	50,000	61,056
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	55,060
Pfizer, Inc.:
0.80%, 5/28/2025	750,000	752,055
1.70%, 5/28/2030	150,000	149,197
2.55%, 5/28/2040	150,000	150,453
2.70%, 5/28/2050	250,000	249,255
2.95%, 3/15/2024	100,000	106,379
3.00%, 12/15/2026	150,000	164,694
3.20%, 9/15/2023	50,000	52,930
3.40%, 5/15/2024	25,000	27,067
3.45%, 3/15/2029	100,000	112,498
3.60%, 9/15/2028	100,000	113,260
3.90%, 3/15/2039	25,000	29,796
4.00%, 12/15/2036	150,000	181,245
4.00%, 3/15/2049	100,000	122,836
4.10%, 9/15/2038	200,000	243,202
4.20%, 9/15/2048	35,000	44,092
7.20%, 3/15/2039	75,000	122,842
Sanofi 3.63%, 6/19/2028	100,000	114,147
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	100,000	104,652
3.20%, 9/23/2026	30,000	32,564
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030 (b)	250,000	247,840
3.03%, 7/9/2040	200,000	202,114
3.18%, 7/9/2050	500,000	504,515
4.40%, 11/26/2023	100,000	108,554
5.00%, 11/26/2028	100,000	120,445
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	306,140
Viatris, Inc.:
2.70%, 6/22/2030 (d)	150,000	151,579
3.85%, 6/22/2040 (d)	500,000	533,670
4.00%, 6/22/2050 (d)	150,000	158,949
Wyeth LLC 6.00%, 2/15/2036	25,000	35,752
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	53,989

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/15/2050 (b)	$ 105,000	$ 108,520
3.90%, 8/20/2028	50,000	56,937
4.45%, 8/20/2048	25,000	31,852
4.70%, 2/1/2043	25,000	32,185
		33,441,863
PIPELINES — 0.8%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	47,740
4.80%, 5/3/2029	40,000	46,389
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	90,000	98,294
Enable Midstream Partners L.P.:
4.15%, 9/15/2029	100,000	109,484
4.40%, 3/15/2027	50,000	55,281
4.95%, 5/15/2028	30,000	34,356
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	200,090
2.90%, 7/15/2022	50,000	51,180
3.40%, 8/1/2051	145,000	145,563
3.70%, 7/15/2027	50,000	55,252
4.00%, 11/15/2049	100,000	111,096
4.25%, 12/1/2026	50,000	56,427
Energy Transfer L.P.:
2.90%, 5/15/2025	500,000	526,375
4.00%, 10/1/2027	50,000	55,117
4.20%, 4/15/2027	50,000	55,326
4.75%, 1/15/2026	225,000	253,289
5.00%, 5/15/2050	250,000	288,810
5.15%, 2/1/2043	25,000	28,273
5.15%, 3/15/2045	225,000	259,317
5.25%, 4/15/2029	275,000	324,838
5.30%, 4/1/2044	25,000	28,958
5.35%, 5/15/2045	25,000	28,932
5.40%, 10/1/2047	150,000	177,543
5.88%, 1/15/2024	250,000	276,952
6.25%, 4/15/2049	275,000	361,633
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	107,895
3.20%, 2/15/2052 (b)	200,000	198,162
3.70%, 1/31/2051	500,000	537,260
3.75%, 2/15/2025	75,000	81,764
3.95%, 2/15/2027	200,000	223,876
4.15%, 10/16/2028	25,000	28,716
4.20%, 1/31/2050	65,000	75,230
4.80%, 2/1/2049	25,000	30,787
4.85%, 3/15/2044	50,000	61,346
4.90%, 5/15/2046	50,000	61,872
5.10%, 2/15/2045	200,000	253,778
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	250,000	245,040
Security Description	Principal Amount	Value
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	$ 150,000	$ 157,111
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	31,246
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	105,896
3.15%, 1/15/2023	450,000	467,275
3.25%, 8/1/2050	650,000	629,135
3.60%, 2/15/2051	100,000	102,175
4.30%, 6/1/2025	300,000	334,140
5.05%, 2/15/2046	50,000	60,665
5.30%, 12/1/2034	200,000	247,362
5.55%, 6/1/2045	150,000	194,014
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	55,868
4.85%, 2/1/2049	275,000	333,173
5.00%, 3/1/2026	50,000	57,571
MPLX L.P.:
1.75%, 3/1/2026	35,000	35,398
2.65%, 8/15/2030	500,000	505,385
3.50%, 12/1/2022	75,000	77,918
4.00%, 3/15/2028	35,000	39,138
4.50%, 4/15/2038	180,000	205,778
4.70%, 4/15/2048	100,000	116,270
4.80%, 2/15/2029 (b)	105,000	123,086
4.88%, 6/1/2025	50,000	56,452
4.90%, 4/15/2058	25,000	29,864
5.20%, 3/1/2047	100,000	122,755
5.20%, 12/1/2047	100,000	122,068
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,690
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	25,724
2.75%, 9/1/2024	100,000	105,230
3.10%, 3/15/2030	25,000	26,140
3.40%, 9/1/2029	100,000	106,618
4.00%, 7/13/2027	30,000	33,152
4.45%, 9/1/2049	40,000	44,424
4.50%, 3/15/2050	25,000	27,904
4.55%, 7/15/2028	50,000	57,012
4.95%, 7/13/2047	150,000	175,762
5.20%, 7/15/2048	25,000	30,665
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	104,378
3.15%, 12/15/2029	100,000	105,101
3.55%, 10/1/2026	10,000	10,874
3.75%, 3/1/2028	25,000	27,383
4.90%, 10/1/2046	10,000	11,894
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	26,803
4.50%, 12/15/2026	50,000	56,174
4.65%, 10/15/2025	400,000	447,572

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 6/15/2044	$ 25,000	$ 26,503
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	112,952
5.63%, 3/1/2025	200,000	228,628
5.75%, 5/15/2024	75,000	84,216
5.88%, 6/30/2026	250,000	295,847
4.50%, 5/15/2030	250,000	288,447
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	384,275
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	102,325
4.10%, 4/15/2030	700,000	803,565
4.63%, 3/1/2034	250,000	296,540
4.75%, 5/15/2038	100,000	120,254
7.63%, 1/15/2039	25,000	38,824
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	808,627
7.85%, 2/1/2026	200,000	254,092
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	56,968
Williams Cos., Inc.:
3.50%, 11/15/2030 (b)	100,000	109,151
3.70%, 1/15/2023	20,000	20,820
3.75%, 6/15/2027	200,000	222,060
3.90%, 1/15/2025	50,000	54,666
4.55%, 6/24/2024	65,000	71,601
5.10%, 9/15/2045	125,000	155,194
5.75%, 6/24/2044	25,000	32,823
		15,808,862
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree L.P. 2.00%, 6/15/2028	65,000	64,473
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	121,849
3.00%, 5/18/2051	250,000	245,355
3.38%, 8/15/2031	60,000	65,846
3.45%, 4/30/2025	100,000	109,075
4.00%, 2/1/2050	100,000	115,339
4.70%, 7/1/2030	35,000	41,706
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	50,000	53,762
3.63%, 11/15/2027	30,000	32,712
American Tower Corp.:
1.50%, 1/31/2028	500,000	487,020
2.75%, 1/15/2027	200,000	211,552
3.00%, 6/15/2023	250,000	261,860
3.10%, 6/15/2050	100,000	97,775
3.13%, 1/15/2027	100,000	107,133
3.38%, 10/15/2026	75,000	81,614
3.50%, 1/31/2023	50,000	52,380
Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	$ 25,000	$ 25,624
Series GMTN, 2.95%, 5/11/2026	50,000	53,886
Series MTN, 2.45%, 1/15/2031	70,000	72,049
Series MTN, 3.20%, 1/15/2028	40,000	43,400
Series MTN, 3.30%, 6/1/2029	65,000	70,998
Series MTN, 3.90%, 10/15/2046	50,000	58,444
Boston Properties L.P.:
2.55%, 4/1/2032	200,000	201,124
2.75%, 10/1/2026	150,000	160,168
2.90%, 3/15/2030	35,000	36,456
3.40%, 6/21/2029	100,000	108,732
3.65%, 2/1/2026	100,000	110,229
3.85%, 2/1/2023	75,000	78,322
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	50,000	50,028
3.65%, 6/15/2024	50,000	53,882
4.05%, 7/1/2030	25,000	28,031
4.13%, 6/15/2026	50,000	55,744
4.13%, 5/15/2029	100,000	112,133
Camden Property Trust:
3.15%, 7/1/2029	65,000	70,797
4.10%, 10/15/2028 (b)	20,000	22,990
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	57,886
Corporate Office Properties L.P.:
2.25%, 3/15/2026	35,000	35,978
2.75%, 4/15/2031	40,000	40,310
Crown Castle International Corp.:
2.10%, 4/1/2031	500,000	487,655
2.50%, 7/15/2031	500,000	503,605
2.90%, 4/1/2041	500,000	485,665
3.20%, 9/1/2024	250,000	267,197
3.65%, 9/1/2027	150,000	165,388
3.70%, 6/15/2026	15,000	16,505
4.00%, 3/1/2027	20,000	22,394
4.75%, 5/15/2047	100,000	122,167
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	104,898
4.38%, 2/15/2029	30,000	34,319
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	158,358
3.45%, 11/15/2029	60,000	63,903
Digital Realty Trust L.P. 3.70%, 8/15/2027	150,000	168,094

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Duke Realty L.P.:
1.75%, 2/1/2031 (b)	$ 70,000	$ 67,338
3.05%, 3/1/2050	10,000	9,873
4.00%, 9/15/2028	100,000	113,980
Equinix, Inc.:
1.00%, 9/15/2025	150,000	148,842
1.45%, 5/15/2026	70,000	70,339
1.55%, 3/15/2028	75,000	73,662
2.00%, 5/15/2028	70,000	70,204
2.50%, 5/15/2031	100,000	101,754
2.63%, 11/18/2024	65,000	68,428
2.95%, 9/15/2051	150,000	143,641
3.20%, 11/18/2029	45,000	48,354
3.40%, 2/15/2052	50,000	51,391
ERP Operating L.P.:
3.00%, 7/1/2029	25,000	26,893
3.50%, 3/1/2028	100,000	110,569
4.00%, 8/1/2047	50,000	59,114
4.15%, 12/1/2028	100,000	114,910
Essex Portfolio L.P.:
1.70%, 3/1/2028	165,000	162,310
2.55%, 6/15/2031	30,000	30,452
3.00%, 1/15/2030	25,000	26,304
3.63%, 5/1/2027	50,000	55,102
4.00%, 3/1/2029	65,000	73,416
4.50%, 3/15/2048	50,000	60,760
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	80,594
3.25%, 7/15/2027	50,000	53,913
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	55,000	58,272
4.00%, 1/15/2030	65,000	70,036
4.00%, 1/15/2031	50,000	53,923
5.25%, 6/1/2025	20,000	22,531
5.38%, 11/1/2023	20,000	21,824
5.38%, 4/15/2026	40,000	46,032
5.75%, 6/1/2028	20,000	23,806
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	25,162
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	55,000	53,253
3.50%, 8/1/2026	25,000	27,468
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	100,000	99,877
2.88%, 1/15/2031	125,000	131,280
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	26,168
3.88%, 3/1/2027	50,000	54,942
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	53,404
Series H, 3.38%, 12/15/2029	150,000	157,540
Security Description	Principal Amount	Value
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	$ 200,000	$ 211,122
4.65%, 4/1/2029	25,000	28,802
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	52,236
3.45%, 12/15/2024	50,000	53,414
4.75%, 12/15/2028	25,000	29,032
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	53,056
3.30%, 2/1/2025	40,000	43,102
3.70%, 10/1/2049	100,000	108,012
3.80%, 4/1/2027 (b)	25,000	27,680
Life Storage L.P. 4.00%, 6/15/2029	100,000	112,058
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	55,701
3.95%, 3/15/2029	100,000	113,560
National Retail Properties, Inc.:
3.10%, 4/15/2050	100,000	97,300
3.50%, 4/15/2051	45,000	47,024
3.60%, 12/15/2026	50,000	54,632
4.30%, 10/15/2028	35,000	39,801
Office Properties Income Trust:
4.25%, 5/15/2024	50,000	53,254
4.50%, 2/1/2025	25,000	27,175
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	199,464
3.63%, 10/1/2029	50,000	53,487
4.38%, 8/1/2023	31,000	33,061
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	109,816
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	101,740
Prologis L.P.:
1.25%, 10/15/2030	30,000	28,246
1.63%, 3/15/2031	250,000	240,910
2.13%, 4/15/2027 (b)	50,000	52,109
2.25%, 4/15/2030	65,000	66,342
3.00%, 4/15/2050	50,000	51,387
4.38%, 2/1/2029	65,000	76,464
Public Storage:
1.85%, 5/1/2028 (b)	250,000	251,942
2.37%, 9/15/2022	125,000	127,821
Realty Income Corp.:
0.75%, 3/15/2026	250,000	245,195
1.80%, 3/15/2033 (b)	300,000	286,449
3.65%, 1/15/2028	100,000	111,753
3.88%, 4/15/2025	100,000	110,390
4.13%, 10/15/2026	50,000	56,683
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	56,182

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 2/1/2047	$ 150,000	$ 174,333
Sabra Health Care L.P.:
4.80%, 6/1/2024	25,000	27,334
5.13%, 8/15/2026	25,000	28,138
Simon Property Group L.P.:
1.75%, 2/1/2028	250,000	249,075
2.20%, 2/1/2031 (b)	250,000	246,952
2.65%, 7/15/2030 (b)	350,000	363,104
2.75%, 6/1/2023	200,000	207,632
4.25%, 11/30/2046	50,000	58,267
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	49,823
2.70%, 2/15/2032	60,000	59,497
3.40%, 1/15/2030	100,000	106,571
STORE Capital Corp. 4.50%, 3/15/2028	50,000	56,580
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	54,140
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	164,097
Series MTN, 1.90%, 3/15/2033	250,000	234,315
Series MTN, 2.95%, 9/1/2026	25,000	26,736
Series MTN, 3.50%, 7/1/2027	50,000	54,748
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,314
3.00%, 1/15/2030	50,000	52,280
3.85%, 4/1/2027	100,000	111,787
4.00%, 3/1/2028	100,000	112,434
4.38%, 2/1/2045	75,000	85,172
VEREIT Operating Partnership L.P.:
2.85%, 12/15/2032	250,000	261,455
3.10%, 12/15/2029	150,000	160,641
3.95%, 8/15/2027	40,000	45,069
4.60%, 2/6/2024	5,000	5,453
4.63%, 11/1/2025	50,000	56,673
4.88%, 6/1/2026	10,000	11,542
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	53,224
Welltower, Inc.:
2.05%, 1/15/2029	560,000	560,801
2.70%, 2/15/2027	50,000	53,053
2.80%, 6/1/2031	200,000	206,664
3.10%, 1/15/2030	55,000	58,614
4.00%, 6/1/2025	175,000	193,165
4.13%, 3/15/2029	100,000	113,522
Weyerhaeuser Co. 4.00%, 11/15/2029	200,000	228,272
WP Carey, Inc.:
2.25%, 4/1/2033 (b)	50,000	48,110
3.85%, 7/15/2029	100,000	110,958
		17,227,418
Security Description	Principal Amount	Value
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	$ 100,000	$ 111,811
AutoNation, Inc. 4.75%, 6/1/2030	50,000	59,194
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	38,067
3.13%, 4/18/2024	100,000	106,466
3.75%, 6/1/2027	100,000	111,813
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	57,959
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	100,687
1.60%, 4/20/2030	65,000	64,054
1.75%, 4/20/2032	530,000	522,193
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	16,657
4.55%, 2/15/2048	15,000	17,620
Dollar General Corp.:
4.13%, 5/1/2028	70,000	80,214
4.15%, 11/1/2025	25,000	28,003
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	100,362
4.00%, 5/15/2025	100,000	110,363
4.20%, 5/15/2028	45,000	51,337
Home Depot, Inc.:
2.13%, 9/15/2026	150,000	157,834
2.38%, 3/15/2051	500,000	462,535
2.50%, 4/15/2027	350,000	373,212
2.70%, 4/15/2030	250,000	267,490
2.80%, 9/14/2027 (b)	250,000	270,960
3.00%, 4/1/2026	350,000	381,024
3.13%, 12/15/2049	100,000	105,992
3.30%, 4/15/2040	250,000	274,090
3.35%, 4/15/2050	150,000	165,993
3.75%, 2/15/2024	25,000	26,937
4.25%, 4/1/2046	35,000	43,578
5.95%, 4/1/2041	50,000	73,104
Kohl's Corp.:
3.38%, 5/1/2031 (b)	90,000	93,233
5.55%, 7/17/2045 (b)	20,000	23,983
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	19,508
1.70%, 10/15/2030	520,000	498,820
2.50%, 4/15/2026	50,000	53,069
2.63%, 4/1/2031	100,000	103,555
3.00%, 10/15/2050	265,000	261,070
3.10%, 5/3/2027 (b)	200,000	218,256
3.38%, 9/15/2025	25,000	27,364
3.50%, 4/1/2051	50,000	53,666
3.70%, 4/15/2046	50,000	54,926
4.05%, 5/3/2047	300,000	345,663
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,302

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.13%, 3/1/2030	$ 15,000	$ 15,164
Series MTN, 2.63%, 9/1/2029 (b)	75,000	78,958
Series MTN, 3.35%, 4/1/2023	80,000	83,912
Series MTN, 3.50%, 3/1/2027	50,000	55,236
Series MTN, 3.60%, 7/1/2030	250,000	281,130
Series MTN, 3.63%, 9/1/2049	160,000	177,266
Series MTN, 3.70%, 1/30/2026	75,000	83,374
Series MTN, 3.80%, 4/1/2028	100,000	113,232
Series MTN, 4.45%, 3/1/2047	125,000	153,237
Series MTN, 4.45%, 9/1/2048	20,000	24,917
Series MTN, 4.70%, 12/9/2035	150,000	185,953
Series MTN, 4.88%, 12/9/2045	100,000	128,739
Nordstrom, Inc. 4.25%, 8/1/2031 (b) (d)	40,000	41,765
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	45,000	43,268
3.60%, 9/1/2027	50,000	56,022
4.35%, 6/1/2028	100,000	116,098
Starbucks Corp.:
2.00%, 3/12/2027	100,000	102,837
2.25%, 3/12/2030	100,000	101,422
2.55%, 11/15/2030	100,000	103,594
3.35%, 3/12/2050	25,000	26,112
3.50%, 11/15/2050	150,000	161,235
3.80%, 8/15/2025	50,000	55,354
3.85%, 10/1/2023	25,000	26,685
4.00%, 11/15/2028	50,000	57,542
4.45%, 8/15/2049	100,000	124,092
4.50%, 11/15/2048	30,000	37,382
Target Corp.:
2.25%, 4/15/2025	500,000	524,710
2.50%, 4/15/2026	50,000	53,776
3.38%, 4/15/2029	100,000	112,324
TJX Cos., Inc.:
1.60%, 5/15/2031 (b)	250,000	240,945
2.25%, 9/15/2026	50,000	52,580
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	53,354
3.45%, 6/1/2026	250,000	272,005
4.10%, 4/15/2050 (b)	350,000	385,714
Walmart, Inc.:
2.65%, 12/15/2024 (b)	150,000	159,792
2.95%, 9/24/2049	650,000	690,137
Security Description	Principal Amount	Value
3.25%, 7/8/2029 (b)	$ 80,000	$ 89,548
3.30%, 4/22/2024	325,000	348,283
3.40%, 6/26/2023	325,000	344,172
3.70%, 6/26/2028	425,000	483,811
3.95%, 6/28/2038	325,000	390,484
4.05%, 6/29/2048	185,000	232,771
		12,816,896
SEMICONDUCTORS — 0.6%
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	29,696
3.90%, 10/1/2025	25,000	27,906
4.35%, 4/1/2047	100,000	127,416
5.10%, 10/1/2035	50,000	66,056
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	350,000	386,827
Broadcom, Inc.:
1.95%, 2/15/2028 (b) (d)	80,000	80,038
2.45%, 2/15/2031 (b) (d)	700,000	688,877
2.60%, 2/15/2033 (b) (d)	200,000	196,064
3.15%, 11/15/2025	80,000	85,810
3.42%, 4/15/2033 (d)	315,000	332,130
3.47%, 4/15/2034 (d)	250,000	264,600
3.50%, 2/15/2041 (d)	565,000	579,814
3.75%, 2/15/2051 (d)	40,000	41,801
4.11%, 9/15/2028	159,000	178,753
4.15%, 11/15/2030	100,000	112,217
4.25%, 4/15/2026	500,000	560,700
4.30%, 11/15/2032	55,000	62,624
4.75%, 4/15/2029	150,000	174,490
5.00%, 4/15/2030	200,000	236,400
Intel Corp.:
2.45%, 11/15/2029 (b)	150,000	157,990
2.88%, 5/11/2024	200,000	212,638
3.10%, 2/15/2060	150,000	153,237
3.15%, 5/11/2027	200,000	219,900
3.25%, 11/15/2049	150,000	159,864
3.40%, 3/25/2025	500,000	545,825
3.75%, 3/25/2027	300,000	338,850
4.10%, 5/19/2046	370,000	444,522
4.10%, 5/11/2047	50,000	59,984
4.75%, 3/25/2050	150,000	199,161
KLA Corp.:
3.30%, 3/1/2050	50,000	53,125
4.10%, 3/15/2029	65,000	74,942
Lam Research Corp.:
3.75%, 3/15/2026	50,000	56,020
4.00%, 3/15/2029	280,000	325,657
4.88%, 3/15/2049	25,000	33,835
Marvell Technology, Inc.:
1.65%, 4/15/2026 (d)	65,000	64,976
2.45%, 4/15/2028 (d)	65,000	66,248
2.95%, 4/15/2031 (d)	60,000	62,209
Micron Technology, Inc.:
2.50%, 4/24/2023	30,000	31,002

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.66%, 2/15/2030	$ 200,000	$ 232,848
NVIDIA Corp.:
0.31%, 6/15/2023 (b)	85,000	85,015
0.58%, 6/14/2024	75,000	75,039
1.55%, 6/15/2028	100,000	99,629
2.00%, 6/15/2031	100,000	100,110
3.20%, 9/16/2026	50,000	55,027
3.50%, 4/1/2040	300,000	340,008
3.50%, 4/1/2050	150,000	169,632
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (d)	100,000	110,094
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (d)	10,000	10,543
3.15%, 5/1/2027 (d)	15,000	16,070
3.40%, 5/1/2030 (d)	20,000	21,803
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	244,690
2.15%, 5/20/2030	100,000	102,346
2.60%, 1/30/2023	200,000	207,102
2.90%, 5/20/2024	200,000	212,512
3.25%, 5/20/2027	50,000	55,216
3.25%, 5/20/2050 (b)	45,000	48,522
3.45%, 5/20/2025	50,000	54,868
4.30%, 5/20/2047	50,000	62,952
4.80%, 5/20/2045	25,000	33,224
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	76,240
3.88%, 3/15/2039	250,000	300,142
4.15%, 5/15/2048	150,000	190,131
Xilinx, Inc. 2.95%, 6/1/2024	50,000	52,924
		10,448,891
SOFTWARE — 0.8%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	187,152
Adobe, Inc.:
1.70%, 2/1/2023	20,000	20,450
1.90%, 2/1/2025 (b)	30,000	31,185
2.30%, 2/1/2030	30,000	31,234
3.25%, 2/1/2025	25,000	27,079
Autodesk, Inc. 3.50%, 6/15/2027	50,000	55,089
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	152,874
2.90%, 12/1/2029	50,000	52,851
Citrix Systems, Inc.:
1.25%, 3/1/2026	55,000	54,374
3.30%, 3/1/2030	100,000	105,261
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	87,030
2.95%, 2/15/2051	65,000	63,637
Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	$ 40,000	$ 39,966
0.60%, 3/1/2024 (b)	35,000	34,944
1.15%, 3/1/2026	805,000	798,640
1.65%, 3/1/2028	35,000	34,789
2.25%, 3/1/2031	100,000	99,845
3.10%, 3/1/2041	15,000	15,411
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	51,887
2.65%, 6/1/2030	50,000	51,763
2.75%, 7/1/2024	100,000	105,448
3.20%, 7/1/2026	275,000	297,916
3.50%, 7/1/2029	65,000	71,553
3.80%, 10/1/2023	150,000	160,532
4.20%, 10/1/2028 (b)	65,000	74,769
4.40%, 7/1/2049	60,000	72,278
Intuit, Inc.:
0.95%, 7/15/2025 (b)	15,000	15,032
1.65%, 7/15/2030 (b)	15,000	14,772
Microsoft Corp.:
2.00%, 8/8/2023	50,000	51,637
2.40%, 8/8/2026	200,000	213,132
2.53%, 6/1/2050	918,000	902,091
2.65%, 11/3/2022	300,000	308,271
2.68%, 6/1/2060	288,000	286,744
2.88%, 2/6/2024	500,000	529,080
2.92%, 3/17/2052	660,000	700,088
3.04%, 3/17/2062	312,000	333,603
3.13%, 11/3/2025	50,000	54,558
3.30%, 2/6/2027	280,000	311,626
3.45%, 8/8/2036	262,000	302,791
3.63%, 12/15/2023	25,000	26,815
Oracle Corp.:
1.65%, 3/25/2026	590,000	598,183
2.30%, 3/25/2028	105,000	107,817
2.40%, 9/15/2023	200,000	207,474
2.50%, 4/1/2025	600,000	630,258
2.63%, 2/15/2023	235,000	243,011
2.65%, 7/15/2026	45,000	47,494
2.80%, 4/1/2027	250,000	265,077
2.88%, 3/25/2031	370,000	385,274
2.95%, 5/15/2025	10,000	10,650
2.95%, 4/1/2030	300,000	316,191
3.60%, 4/1/2040	750,000	791,175
3.60%, 4/1/2050	525,000	539,416
3.65%, 3/25/2041	160,000	169,942
3.80%, 11/15/2037	180,000	197,350
3.85%, 7/15/2036	150,000	165,724
3.85%, 4/1/2060	250,000	264,705
3.90%, 5/15/2035	5,000	5,595
3.95%, 3/25/2051	370,000	404,299
4.00%, 7/15/2046	180,000	195,588
4.10%, 3/25/2061	145,000	160,693
4.30%, 7/8/2034	200,000	232,278

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 5/15/2055	$ 10,000	$ 11,600
Roper Technologies, Inc.:
0.45%, 8/15/2022	50,000	50,030
1.75%, 2/15/2031 (b)	250,000	240,317
3.80%, 12/15/2026	30,000	33,484
4.20%, 9/15/2028	65,000	74,790
salesforce.com, Inc.:
0.63%, 7/15/2024	55,000	55,027
1.50%, 7/15/2028	65,000	64,992
1.95%, 7/15/2031	120,000	120,186
2.70%, 7/15/2041 (f)	60,000	60,376
2.90%, 7/15/2051	100,000	101,046
3.05%, 7/15/2061	50,000	50,811
3.25%, 4/11/2023	275,000	288,502
3.70%, 4/11/2028	25,000	28,463
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	60,989
VMware, Inc. 3.90%, 8/21/2027	150,000	166,702
		14,173,706
TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	210,812
3.13%, 7/16/2022	100,000	102,720
4.38%, 7/16/2042	50,000	60,217
4.38%, 4/22/2049	200,000	247,088
6.13%, 3/30/2040	100,000	141,757
AT&T, Inc.:
0.90%, 3/25/2024	850,000	851,827
1.65%, 2/1/2028 (b)	530,000	526,057
1.70%, 3/25/2026 (b)	100,000	101,074
2.25%, 2/1/2032	125,000	122,861
2.30%, 6/1/2027	550,000	569,184
2.55%, 12/1/2033 (d)	350,000	346,892
2.75%, 6/1/2031 (b)	350,000	363,856
3.10%, 2/1/2043	150,000	147,050
3.30%, 2/1/2052	90,000	87,658
3.40%, 5/15/2025	250,000	272,407
3.50%, 6/1/2041	600,000	624,570
3.50%, 9/15/2053 (d)	650,000	651,898
3.50%, 2/1/2061	100,000	98,022
3.55%, 9/15/2055 (d)	429,000	429,867
3.65%, 6/1/2051	100,000	104,509
3.65%, 9/15/2059 (d)	694,000	703,105
3.80%, 2/15/2027	150,000	167,319
3.80%, 12/1/2057 (d)	471,000	492,195
3.85%, 6/1/2060	45,000	47,468
4.10%, 2/15/2028	184,000	209,835
4.13%, 2/17/2026	350,000	393,344
4.45%, 4/1/2024	25,000	27,317
4.50%, 5/15/2035	300,000	352,074
4.55%, 3/9/2049	208,000	244,119
4.65%, 6/1/2044	25,000	29,417
4.75%, 5/15/2046	30,000	36,446
4.85%, 3/1/2039	570,000	692,977
Security Description	Principal Amount	Value
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	$ 55,000	$ 66,717
4.46%, 4/1/2048	30,000	37,227
Series US-3, 0.75%, 3/17/2024	150,000	150,396
Series US-4, 3.65%, 3/17/2051	150,000	164,156
British Telecommunications PLC 5.13%, 12/4/2028	200,000	238,524
Cisco Systems, Inc.:
3.50%, 6/15/2025	25,000	27,607
3.63%, 3/4/2024	25,000	27,054
5.50%, 1/15/2040	300,000	424,452
Corning, Inc.:
4.38%, 11/15/2057	25,000	29,793
5.35%, 11/15/2048	100,000	134,872
5.75%, 8/15/2040	25,000	33,944
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	250,000	374,425
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	249,682
2.00%, 12/10/2030 (b)	250,000	239,942
3.75%, 8/15/2029	100,000	111,314
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	102,060
4.00%, 9/1/2024	23,000	25,182
4.60%, 2/23/2028	125,000	145,660
4.60%, 5/23/2029	50,000	58,307
Orange SA 5.50%, 2/6/2044	50,000	69,603
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	31,068
3.70%, 11/15/2049	50,000	53,239
4.30%, 2/15/2048	40,000	46,262
4.35%, 5/1/2049	155,000	182,441
5.00%, 3/15/2044	50,000	62,541
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	176,468
5.21%, 3/8/2047	300,000	375,576
5.52%, 3/1/2049	150,000	194,933
7.05%, 6/20/2036	25,000	35,987
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	36,604
TELUS Corp. 4.60%, 11/16/2048	150,000	188,354
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	45,600
2.25%, 11/15/2031	50,000	49,242
2.55%, 2/15/2031	165,000	166,881
3.00%, 2/15/2041 (b)	555,000	548,834
3.30%, 2/15/2051	100,000	99,645
3.50%, 4/15/2025	650,000	704,905
3.60%, 11/15/2060	20,000	20,420

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 4/15/2027	$ 150,000	$ 165,764
3.88%, 4/15/2030	380,000	424,152
4.38%, 4/15/2040	350,000	410,242
4.50%, 4/15/2050	545,000	648,332
Verizon Communications, Inc.:
0.75%, 3/22/2024	555,000	557,420
0.85%, 11/20/2025	200,000	197,558
1.45%, 3/20/2026	580,000	585,359
1.50%, 9/18/2030	60,000	57,264
1.68%, 10/30/2030	55,000	52,544
1.75%, 1/20/2031	200,000	191,664
2.55%, 3/21/2031	500,000	511,575
2.63%, 8/15/2026	50,000	53,121
2.65%, 11/20/2040	200,000	192,964
2.88%, 11/20/2050	200,000	190,996
2.99%, 10/30/2056	837,000	786,973
3.00%, 11/20/2060	175,000	164,297
3.15%, 3/22/2030	500,000	539,275
3.38%, 2/15/2025	500,000	543,230
3.40%, 3/22/2041	500,000	529,615
3.55%, 3/22/2051	500,000	534,280
3.70%, 3/22/2061	500,000	536,265
3.88%, 2/8/2029	10,000	11,378
4.00%, 3/22/2050	500,000	575,430
4.02%, 12/3/2029	350,000	401,485
4.27%, 1/15/2036	28,000	33,396
4.33%, 9/21/2028	285,000	331,255
4.40%, 11/1/2034	250,000	298,105
4.50%, 8/10/2033	250,000	299,152
4.52%, 9/15/2048	25,000	30,860
4.81%, 3/15/2039	100,000	126,799
5.01%, 4/15/2049	15,000	19,848
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	55,814
4.38%, 5/30/2028	500,000	581,630
4.38%, 2/19/2043	75,000	87,521
5.00%, 5/30/2038	250,000	314,902
5.25%, 5/30/2048	225,000	294,941
		26,521,265
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	109,824
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	32,779
3.90%, 11/19/2029 (b)	100,000	111,215
		143,994
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	15,635
3.30%, 9/15/2051	350,000	381,892
3.40%, 9/1/2024	100,000	108,206
Security Description	Principal Amount	Value
3.55%, 2/15/2050	$ 250,000	$ 283,165
3.75%, 4/1/2024	25,000	26,992
3.90%, 8/1/2046	100,000	117,422
4.05%, 6/15/2048	155,000	187,316
4.13%, 6/15/2047	150,000	182,310
4.15%, 12/15/2048	30,000	36,803
4.45%, 3/15/2043	50,000	62,676
4.55%, 9/1/2044	50,000	63,730
4.90%, 4/1/2044	125,000	166,607
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	13,575
2.75%, 3/1/2026	100,000	107,338
2.95%, 11/21/2024	50,000	53,312
3.20%, 8/2/2046	25,000	25,908
3.65%, 2/3/2048	50,000	55,484
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	34,879
4.00%, 6/1/2028	100,000	113,689
4.80%, 9/15/2035	30,000	37,247
CSX Corp.:
2.40%, 2/15/2030 (b)	50,000	51,494
2.50%, 5/15/2051	60,000	54,607
3.25%, 6/1/2027	50,000	54,832
3.35%, 9/15/2049	65,000	68,862
3.40%, 8/1/2024	25,000	26,911
3.80%, 3/1/2028	50,000	56,368
3.80%, 11/1/2046	100,000	113,149
4.10%, 3/15/2044	75,000	87,778
4.25%, 3/15/2029	95,000	110,437
4.30%, 3/1/2048	50,000	60,707
4.50%, 3/15/2049	125,000	156,262
4.65%, 3/1/2068	50,000	65,630
FedEx Corp.:
2.40%, 5/15/2031	65,000	66,210
3.25%, 5/15/2041	65,000	66,927
3.40%, 2/15/2028	50,000	55,549
3.90%, 2/1/2035	200,000	228,920
4.05%, 2/15/2048	50,000	57,434
4.55%, 4/1/2046	100,000	121,059
4.75%, 11/15/2045	25,000	31,161
4.95%, 10/17/2048	100,000	129,048
5.25%, 5/15/2050	250,000	339,147
GXO Logistics, Inc. 1.65%, 7/15/2026 (d) (f)	750,000	746,197
Kansas City Southern:
2.88%, 11/15/2029	65,000	68,428
3.50%, 5/1/2050	25,000	26,445
4.70%, 5/1/2048	50,000	62,304
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	161,763
3.05%, 5/15/2050	350,000	350,871
3.15%, 6/1/2027	50,000	54,364
3.16%, 5/15/2055	68,000	68,762
3.40%, 11/1/2049	100,000	106,172

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.94%, 11/1/2047	$ 100,000	$ 114,782
4.45%, 6/15/2045	19,000	23,227
Ryder System, Inc. Series MTN, 2.50%, 9/1/2024	40,000	41,870
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	259,492
2.38%, 5/20/2031	40,000	40,868
2.40%, 2/5/2030	500,000	516,150
2.75%, 3/1/2026	50,000	53,447
2.97%, 9/16/2062	110,000	105,629
3.20%, 5/20/2041	70,000	74,008
3.25%, 2/5/2050	700,000	737,380
3.50%, 6/8/2023	50,000	52,912
3.55%, 5/20/2061	100,000	107,289
3.80%, 10/1/2051	52,000	59,426
3.80%, 4/6/2071 (d)	175,000	193,846
3.84%, 3/20/2060	130,000	147,572
4.10%, 9/15/2067	15,000	17,479
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	31,916
2.45%, 10/1/2022	125,000	128,334
2.50%, 4/1/2023	150,000	155,391
3.05%, 11/15/2027	50,000	55,386
3.75%, 11/15/2047	175,000	206,010
3.90%, 4/1/2025	500,000	553,610
5.30%, 4/1/2050	200,000	292,878
		9,690,886
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	190,354
3.10%, 6/1/2051	250,000	238,970
3.85%, 3/30/2027	50,000	55,235
4.55%, 11/7/2028	50,000	58,377
4.70%, 4/1/2029	25,000	29,301
		572,237
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	101,665
2.95%, 9/1/2027	121,000	130,690
3.25%, 6/1/2051	100,000	104,635
3.40%, 3/1/2025	25,000	27,159
3.45%, 5/1/2050	50,000	54,067
3.75%, 9/1/2028	100,000	113,335
3.75%, 9/1/2047	100,000	112,887
4.30%, 12/1/2042	25,000	30,675
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	105,750
2.70%, 4/15/2030	60,000	62,334
		843,197
TOTAL CORPORATE BONDS & NOTES (Cost $481,962,484)		502,757,160
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.1%
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	$ 350,000	$ 351,635
Verizon Owner Trust Series 2020-B, Class A, 0.47%, 2/20/2025	500,000	501,431
		853,066
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust:
Series 2021-1, Class A3, 0.37%, 8/18/2025	100,000	99,972
Series 2020-3, Class A3, 0.53%, 6/18/2025	56,000	56,156
Carmax Auto Owner Trust 2019-1 Series 2019-1, Class A4, 3.26%, 8/15/2024	213,000	221,944
CarMax Auto Owner Trust 2021-2 Series 2021-2, Class A3, 0.52%, 2/17/2026	100,000	100,177
Drive Auto Receivables Trust Series 2021-1, Class A3, 0.44%, 11/15/2024	100,000	100,106
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	350,000	350,628
Ford Credit Auto Owner Trust Series 2020-B, Class A3, 0.56%, 10/15/2024	189,000	189,682
GM Financial Automobile Leasing Trust 2021-2 Series 2021-2, Class A3, 0.34%, 5/20/2024	267,000	266,867
GM Financial Consumer Automobile Receivables Trust 2021-2 Series 2021-2, Class A3, 0.51%, 4/16/2026	155,000	155,260
Honda Auto Receivables Owner Trust Series 2021-2, Class A3, 0.33%, 8/15/2025	215,000	214,502
Hyundai Auto Receivables Trust Series 2021-A, Class A3, 0.38%, 9/15/2025	87,000	86,948
Mercedes-Benz Auto Trust Series 2021-B, Class A3, 0.40%, 11/15/2024	200,000	199,932

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust Series 2021-2, Class A3, 0.34%, 2/18/2025	$ 225,000	$ 224,969
Toyota Auto Receivables Owner Trust:
Series 2020-D, Class A3, 0.35%, 1/15/2025	1,340,000	1,340,605
Series 2020-D, Class A4, 0.47%, 1/15/2026	250,000	250,154
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	100,000	100,133
World Omni Auto Receivables Trust Series 2021-A, Class A3, 0.30%, 1/15/2026	300,000	299,272
		4,257,307
CREDIT CARD — 0.0% (a)
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	45,000	44,879
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	234,146
		279,025
TOTAL ASSET-BACKED SECURITIES (Cost $5,381,663)		5,389,398
FOREIGN GOVERNMENT OBLIGATIONS — 3.8%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025 (b)	90,000	88,361
1.50%, 02/12/2025	50,000	51,435
1.63%, 09/17/2022	40,000	40,675
Series GMTN, 0.50%, 02/02/2026 (b)	500,000	491,475
Series GMTN, 2.88%, 03/13/2023	100,000	104,380
		776,326
CANADA — 0.5%
Canada Government International Bond 1.63%, 1/22/2025	1,250,000	1,292,925
Export Development Canada:
1.38%, 02/24/2023	250,000	254,680
1.75%, 07/18/2022	150,000	152,454
2.50%, 01/24/2023	200,000	206,996
Province of Alberta Canada:
1.00%, 05/20/2025 (b)	500,000	503,375
1.30%, 07/22/2030	400,000	384,436
2.20%, 07/26/2022	50,000	51,039
Security Description	Principal Amount	Value
3.30%, 03/15/2028	$ 650,000	$ 727,174
Province of British Columbia Canada:
1.30%, 01/29/2031	200,000	194,024
2.25%, 06/02/2026	150,000	158,883
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	262,325
Series GX, 2.60%, 04/16/2024 (b)	100,000	105,553
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	57,101
Province of Ontario Canada:
0.63%, 01/21/2026	440,000	433,902
1.05%, 04/14/2026 (b)	200,000	200,602
1.13%, 10/07/2030	500,000	475,490
1.60%, 02/25/2031	250,000	246,832
2.00%, 10/02/2029	350,000	361,483
2.20%, 10/03/2022	250,000	256,025
2.50%, 04/27/2026	350,000	374,346
3.40%, 10/17/2023 (b)	350,000	373,548
Province of Quebec Canada:
0.60%, 07/23/2025 (b)	1,000,000	991,760
1.35%, 05/28/2030 (b)	300,000	293,436
1.90%, 04/21/2031 (b)	500,000	509,290
2.50%, 04/20/2026	250,000	267,735
2.75%, 04/12/2027	200,000	217,080
Series QO, 2.88%, 10/16/2024	200,000	214,446
Series QX, 1.50%, 02/11/2025	500,000	513,870
		10,080,810
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031 (b)	200,000	203,756
3.10%, 01/22/2061	250,000	239,315
3.13%, 01/21/2026 (b)	50,000	54,166
3.24%, 02/06/2028	200,000	217,738
3.86%, 06/21/2047	300,000	331,104
		1,046,079
COLOMBIA — 0.2%
Colombia Government International Bond:
3.13%, 04/15/2031	450,000	440,284
3.25%, 04/22/2032	735,000	733,860
3.88%, 02/15/2061	250,000	223,563
4.13%, 05/15/2051 (b)	200,000	189,504
4.50%, 01/28/2026	250,000	272,985
4.50%, 03/15/2029	250,000	272,685
5.00%, 06/15/2045	200,000	212,510
5.20%, 05/15/2049 (b)	250,000	273,310
5.63%, 02/26/2044	200,000	226,270
		2,844,971

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
FREE OF TAX — 0.0% (a)
Asian Development Bank:
Series GMTN, 0.25%, 10/06/2023	$ 200,000	$ 199,490
Series GMTN, 0.75%, 10/08/2030	200,000	187,262
		386,752
GERMANY — 0.3%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	264,675
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	73,686
0.25%, 04/25/2023	130,000	129,994
0.25%, 10/19/2023	300,000	299,238
0.25%, 03/08/2024	1,165,000	1,159,047
0.38%, 07/18/2025	250,000	246,607
0.63%, 01/22/2026	225,000	222,876
0.75%, 09/30/2030 (b)	500,000	469,540
1.38%, 08/05/2024	500,000	512,835
1.63%, 02/15/2023	500,000	511,240
1.75%, 09/14/2029 (b)	250,000	257,575
2.00%, 05/02/2025	100,000	104,906
2.13%, 01/17/2023	100,000	102,918
2.38%, 12/29/2022	250,000	258,045
2.50%, 11/20/2024	300,000	318,999
2.63%, 02/28/2024	250,000	264,422
2.88%, 04/03/2028	290,000	321,247
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	239,880
0.88%, 09/03/2030	200,000	189,148
3.13%, 11/14/2023	100,000	106,410
Series 37, 2.50%, 11/15/2027	50,000	54,044
Series 40, 0.50%, 05/27/2025	90,000	89,193
		6,196,525
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	394,849
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031 (b)	500,000	489,410
2.95%, 01/11/2023	275,000	284,955
3.05%, 03/12/2051 (b)	250,000	247,855
4.45%, 04/15/2070 (b)	200,000	236,274
4.75%, 02/11/2029	150,000	176,291
5.35%, 02/11/2049 (b)	100,000	129,903
		1,564,688
Security Description	Principal Amount	Value
ISRAEL — 0.1%
Israel Government International Bond:
2.75%, 07/03/2030	$ 200,000	$ 213,844
2.88%, 03/16/2026 (b)	100,000	107,851
3.25%, 01/17/2028	100,000	110,169
3.88%, 07/03/2050	200,000	231,556
4.13%, 01/17/2048	100,000	120,592
State of Israel 3.38%, 1/15/2050	300,000	321,213
		1,105,225
ITALY — 0.1%
Republic of Italy Government International Bond:
0.88%, 05/06/2024	200,000	199,372
1.25%, 02/17/2026	250,000	246,680
2.38%, 10/17/2024	250,000	259,970
2.88%, 10/17/2029	500,000	520,545
3.88%, 05/06/2051	200,000	215,304
4.00%, 10/17/2049	200,000	219,946
5.38%, 06/15/2033 (b)	50,000	62,972
		1,724,789
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	250,000	249,500
0.63%, 07/15/2025	450,000	444,910
1.25%, 01/21/2031	250,000	241,017
1.88%, 04/15/2031	200,000	203,628
2.75%, 11/16/2027	200,000	217,204
2.88%, 07/21/2027	100,000	109,111
3.25%, 07/20/2023	150,000	158,507
3.25%, 07/20/2028	250,000	280,500
3.38%, 10/31/2023	200,000	213,322
Series DTC, 1.75%, 10/17/2024	200,000	206,704
Series DTC, 2.38%, 04/20/2026	200,000	212,138
Series DTC, 2.50%, 05/23/2024	200,000	210,832
Japan International Cooperation Agency 1.75%, 4/28/2031 (b)	200,000	201,222
		2,948,595
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031 (b)	200,000	195,560
3.25%, 04/16/2030 (b)	350,000	361,767
3.75%, 01/11/2028	100,000	109,196
3.77%, 05/24/2061	200,000	186,362
3.90%, 04/27/2025 (b)	500,000	554,320
4.13%, 01/21/2026 (b)	125,000	140,962
4.15%, 03/28/2027 (b)	200,000	226,230

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.28%, 08/14/2041	$ 525,000	$ 551,738
4.50%, 04/22/2029	250,000	282,895
4.50%, 01/31/2050	250,000	266,025
4.60%, 02/10/2048	200,000	214,932
4.75%, 04/27/2032	200,000	228,984
5.00%, 04/27/2051	200,000	227,660
5.55%, 01/21/2045 (b)	450,000	544,014
6.05%, 01/11/2040	30,000	37,657
Series MTN, 4.75%, 03/08/2044	100,000	110,553
		4,238,855
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	191,964
3.16%, 01/23/2030	200,000	209,548
3.75%, 03/16/2025	150,000	163,261
3.87%, 07/23/2060	200,000	204,298
3.88%, 03/17/2028	200,000	219,914
4.50%, 05/15/2047	50,000	56,812
4.50%, 04/16/2050	700,000	796,649
6.70%, 01/26/2036	50,000	67,977
		1,910,423
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	250,000	258,037
2.78%, 01/23/2031	320,000	325,664
2.78%, 12/01/2060	150,000	133,652
2.84%, 06/20/2030 (b)	55,000	56,658
3.23%, 07/28/2121 (b)	150,000	132,039
3.30%, 03/11/2041	815,000	824,071
3.55%, 03/10/2051 (b)	70,000	72,729
4.13%, 08/25/2027	150,000	167,916
5.63%, 11/18/2050 (b)	150,000	206,746
6.55%, 03/14/2037	25,000	34,391
		2,211,903
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031 (b)	250,000	241,297
1.95%, 01/06/2032 (f)	200,000	197,504
2.46%, 05/05/2030	200,000	208,256
2.65%, 12/10/2045	250,000	231,558
2.95%, 05/05/2045	250,000	241,552
3.70%, 03/01/2041	200,000	215,872
3.70%, 02/02/2042	100,000	107,928
3.95%, 01/20/2040	200,000	222,174
4.20%, 01/21/2024 (b)	300,000	328,365
5.00%, 01/13/2037	150,000	188,903
7.75%, 01/14/2031	100,000	147,755
Security Description	Principal Amount	Value
Republic of Philippines 3.20%, 7/6/2046 (f)	$ 200,000	$ 200,810
		2,531,974
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	50,000	52,245
3.25%, 04/06/2026	175,000	192,992
4.00%, 01/22/2024	150,000	163,294
		408,531
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
0.63%, 06/29/2024	500,000	501,375
0.63%, 02/09/2026	200,000	195,692
1.13%, 12/29/2026	200,000	199,280
2.38%, 04/21/2027	25,000	26,401
2.50%, 06/29/2041	250,000	249,082
3.00%, 11/01/2022	250,000	258,440
3.25%, 11/10/2025	150,000	163,915
Korea Development Bank:
0.40%, 06/19/2024	215,000	213,876
0.80%, 07/19/2026 (b)	250,000	245,940
1.63%, 01/19/2031 (b)	250,000	245,745
2.75%, 03/19/2023	200,000	207,650
3.00%, 01/13/2026	100,000	108,454
Korea International Bank 3.50%, 9/20/2028	200,000	225,934
Korea International Bond 1.00%, 9/16/2030	200,000	189,588
		3,031,372
SUPRANATIONAL — 1.4%
African Development Bank:
0.75%, 04/03/2023	350,000	352,789
0.88%, 03/23/2026	150,000	149,862
3.00%, 09/20/2023	150,000	158,693
Series GMTN, 1.63%, 09/16/2022	210,000	213,570
Asian Development Bank:
0.63%, 04/29/2025	500,000	498,290
1.50%, 10/18/2024	200,000	205,946
1.63%, 01/24/2023	500,000	510,850
2.63%, 01/30/2024	200,000	211,262
Series GMTN, 0.25%, 07/14/2023	275,000	274,651
Series GMTN, 0.38%, 06/11/2024	725,000	722,470
Series GMTN, 0.38%, 09/03/2025	250,000	245,988
Series GMTN, 0.50%, 02/04/2026	250,000	245,995
Series GMTN, 1.00%, 04/14/2026	100,000	100,552
Series GMTN, 1.25%, 06/09/2028	100,000	99,917

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.50%, 03/04/2031	$ 250,000	$ 250,370
Series GMTN, 1.75%, 09/13/2022	250,000	254,640
Series GMTN, 1.88%, 01/24/2030	500,000	518,100
Series GMTN, 2.00%, 04/24/2026	100,000	105,158
Series GMTN, 2.38%, 08/10/2027	50,000	53,674
Series GMTN, 2.50%, 11/02/2027	100,000	108,098
Series GMTN, 2.63%, 01/12/2027	50,000	54,256
Series GMTN, 2.75%, 03/17/2023	85,000	88,601
Series GMTN, 3.13%, 09/26/2028	50,000	56,273
Series MTN, 1.88%, 07/19/2022	400,000	407,148
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	165,000	164,662
0.50%, 05/28/2025	200,000	198,016
0.50%, 01/27/2026	500,000	491,645
Corp. Andina de Fomento:
2.38%, 05/12/2023	150,000	154,565
2.75%, 01/06/2023 (b)	100,000	103,140
Council Of Europe Development Bank:
0.38%, 06/10/2024	250,000	249,015
1.75%, 09/26/2022	100,000	101,896
2.50%, 02/27/2024	30,000	31,616
2.63%, 02/13/2023	60,000	62,241
European Bank for Reconstruction & Development:
Series GMTN, 0.25%, 07/10/2023	100,000	99,864
Series GMTN, 0.50%, 11/25/2025	250,000	246,565
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	196,814
Series GMTN, 1.50%, 02/13/2025	250,000	257,405
European Investment Bank:
0.25%, 09/15/2023	365,000	364,259
0.38%, 12/15/2025	200,000	196,262
0.38%, 03/26/2026	750,000	733,147
0.63%, 07/25/2025	350,000	348,603
0.75%, 09/23/2030	200,000	187,708
1.25%, 02/14/2031 (b)	390,000	381,537
1.38%, 05/15/2023	350,000	357,161
1.63%, 03/14/2025	485,000	502,019
1.63%, 05/13/2031 (b)	100,000	101,122
1.88%, 02/10/2025 (b)	100,000	104,391
2.00%, 12/15/2022	250,000	256,462
Security Description	Principal Amount	Value
2.13%, 04/13/2026 (b)	$ 100,000	$ 105,841
2.38%, 05/24/2027	100,000	107,285
2.50%, 03/15/2023	145,000	150,498
2.50%, 10/15/2024	25,000	26,570
2.63%, 03/15/2024	1,100,000	1,164,328
Series GMTN, 2.88%, 08/15/2023	350,000	368,791
Series GMTN, 3.13%, 12/14/2023	350,000	373,324
Inter-American Development Bank:
0.25%, 11/15/2023	150,000	149,540
0.50%, 05/24/2023 (b)	500,000	502,140
0.63%, 07/15/2025	500,000	497,905
0.63%, 09/16/2027 (b)	500,000	484,325
0.88%, 04/03/2025	500,000	503,115
2.00%, 07/23/2026	100,000	105,148
2.25%, 06/18/2029	250,000	266,007
2.38%, 07/07/2027	100,000	107,217
2.50%, 01/18/2023	100,000	103,501
2.63%, 01/16/2024	350,000	369,435
3.00%, 02/21/2024	100,000	106,684
3.13%, 09/18/2028	100,000	112,492
4.38%, 01/24/2044	75,000	102,671
Series GMTN, 0.88%, 04/20/2026	250,000	249,925
Series GMTN, 1.13%, 01/13/2031	250,000	241,593
Series GMTN, 1.75%, 09/14/2022	350,000	356,587
Series GMTN, 1.75%, 03/14/2025	250,000	259,732
Series GMTN, 3.00%, 09/26/2022	100,000	103,461
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	75,000	74,773
0.38%, 07/28/2025	750,000	739,192
0.50%, 10/28/2025	250,000	246,965
0.63%, 04/22/2025	550,000	548,674
0.75%, 03/11/2025	500,000	501,320
0.75%, 11/24/2027	390,000	379,911
0.75%, 08/26/2030	170,000	159,579
0.88%, 07/15/2026	1,000,000	997,730
0.88%, 05/14/2030	250,000	238,388
1.25%, 02/10/2031	500,000	488,520
1.63%, 01/15/2025	350,000	362,036
2.13%, 07/01/2022	200,000	203,900
2.50%, 03/19/2024	350,000	369,264
3.00%, 09/27/2023	350,000	370,499
Series GDIF, 1.38%, 04/20/2028	250,000	252,188
Series GDIF, 1.75%, 10/23/2029	250,000	257,155

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GDIF, 1.88%, 06/19/2023	$ 300,000	$ 309,315
Series GDIF, 2.50%, 11/25/2024	300,000	319,116
Series GDIF, 2.50%, 07/29/2025	200,000	214,150
Series GDIF, 2.50%, 11/22/2027	250,000	270,615
Series GMTN, 4.75%, 02/15/2035	25,000	33,373
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	246,455
Series GMTN, 2.13%, 04/07/2026	100,000	105,754
Series GMTN, 2.88%, 07/31/2023	150,000	157,908
Nordic Investment Bank:
0.38%, 09/11/2025	200,000	196,560
Series GMTN, 0.50%, 01/21/2026	200,000	196,898
		26,935,621
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 08/26/2025	350,000	345,209
1.63%, 11/14/2022 (b)	200,000	203,754
2.00%, 08/30/2022	200,000	204,100
Series USMT, 0.38%, 03/11/2024 (b)	500,000	498,120
		1,251,183
URUGUAY — 0.0% (a)
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	258,763
4.38%, 01/23/2031	280,000	326,379
5.10%, 06/18/2050	175,000	229,210
		814,352
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $71,193,877)		72,403,823
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.7%
Federal Farm Credit Banks:
2.88%, 7/17/2023	100,000	105,157
3.50%, 12/20/2023	50,000	53,828
Federal Farm Credit Banks Funding Corp.:
0.13%, 11/23/2022	150,000	149,868
0.13%, 4/13/2023	500,000	498,950
0.13%, 5/10/2023	300,000	299,619
0.25%, 2/26/2024	105,000	104,508
0.30%, 11/12/2024	250,000	246,660
Security Description	Principal Amount	Value
0.35%, 5/16/2024	$ 250,000	$ 248,508
0.47%, 8/19/2024	100,000	99,484
0.68%, 8/4/2025	100,000	99,232
0.68%, 1/13/2027	250,000	243,795
0.70%, 1/27/2027	100,000	97,877
0.79%, 6/21/2027	125,000	122,206
0.90%, 8/19/2027	100,000	98,105
1.00%, 8/3/2027	100,000	98,557
1.04%, 1/25/2029	150,000	145,589
1.10%, 8/10/2029	150,000	145,293
1.14%, 8/20/2029	150,000	145,731
1.15%, 8/12/2030	100,000	96,083
1.32%, 9/9/2030	100,000	97,259
1.38%, 1/14/2031	250,000	243,433
1.65%, 7/23/2035	100,000	95,150
1.69%, 8/20/2035	100,000	95,729
1.95%, 8/13/2040	100,000	93,149
1.99%, 3/17/2031	500,000	502,315
Federal Home Loan Bank:
0.13%, 8/12/2022	190,000	189,943
0.13%, 10/21/2022	165,000	164,889
0.13%, 3/17/2023	400,000	399,328
0.13%, 6/2/2023	325,000	324,207
0.50%, 4/14/2025	205,000	203,788
0.55%, 1/20/2026	150,000	148,109
0.65%, 1/28/2026	150,000	148,245
0.65%, 2/26/2026	100,000	98,544
0.70%, 1/28/2026	150,000	148,860
0.75%, 2/24/2026	100,000	99,427
0.83%, 2/10/2027	100,000	98,411
0.90%, 2/26/2027	150,000	148,013
1.00%, 8/16/2028	250,000	244,450
1.38%, 2/17/2023	750,000	764,107
1.50%, 8/15/2024	190,000	196,002
1.88%, 12/9/2022	250,000	256,125
2.50%, 2/13/2024 (b)	220,000	232,258
2.88%, 9/13/2024	50,000	53,729
3.25%, 6/9/2028	500,000	563,375
3.25%, 11/16/2028	280,000	318,161
3.38%, 12/8/2023	50,000	53,627
5.50%, 7/15/2036	135,000	198,805
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	190,000	189,339
0.25%, 6/26/2023	500,000	499,900
0.25%, 8/24/2023	215,000	214,912
0.25%, 9/8/2023	750,000	749,257
0.25%, 11/6/2023	650,000	649,226
0.25%, 12/4/2023	875,000	873,302
0.32%, 10/20/2022	250,000	249,975
0.32%, 11/2/2023	150,000	149,903
0.35%, 11/24/2023	100,000	99,971
0.36%, 5/15/2024	250,000	249,075
0.38%, 4/20/2023	250,000	250,605
0.38%, 5/5/2023	350,000	350,871

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.38%, 9/23/2025	$ 730,000	$ 718,977
0.60%, 10/15/2025	110,000	108,986
0.60%, 10/20/2025	150,000	148,568
0.63%, 11/25/2025	175,000	173,378
0.68%, 8/6/2025	100,000	99,434
0.75%, 6/23/2026	150,000	148,638
1.50%, 2/12/2025	500,000	515,845
1.50%, 2/1/2051	2,448,466	2,403,011
2.00%, 10/1/2050	1,564,784	1,581,676
2.00%, 12/1/2050	1,175,924	1,188,619
2.00%, 1/1/2051	2,956,482	2,988,398
2.22%, 7/13/2040	150,000	147,726
2.50%, 10/1/2029	23,912	24,998
2.50%, 1/1/2031	48,995	51,272
2.50%, 5/1/2031	77,896	81,594
2.50%, 6/1/2031	144,596	151,461
2.50%, 10/1/2031	136,202	142,679
2.50%, 12/1/2031	180,370	189,236
2.50%, 12/1/2032	634,347	662,935
2.50%, 2/1/2033	715,978	748,245
2.50%, 9/1/2035	807,779	843,306
2.50%, 9/1/2046	917,543	953,480
2.50%, 7/1/2050	4,026,797	4,164,988
2.50%, 10/1/2050	2,573,763	2,662,088
2.50%, 2/1/2051	3,367,110	3,483,645
3.00%, 10/1/2030	340,158	360,424
3.00%, 12/1/2030	61,454	64,937
3.00%, 5/1/2031	45,962	48,626
3.00%, 12/1/2031	240,005	253,932
3.00%, 2/1/2032	339,892	359,616
3.00%, 5/1/2032	340,852	359,389
3.00%, 7/1/2032	101,795	107,331
3.00%, 1/1/2033	424,369	447,448
3.00%, 3/1/2035	1,834,112	1,931,784
3.00%, 5/1/2035	898,770	943,809
3.00%, 4/1/2036	220,626	232,938
3.00%, 6/1/2036	135,390	142,945
3.00%, 2/1/2038	465,292	489,931
3.00%, 1/1/2043	1,762,600	1,869,991
3.00%, 7/1/2043	1,870,654	1,986,639
3.00%, 6/1/2045	45,784	48,308
3.00% 8/1/2045	286,415	303,307
3.00%, 4/1/2046	177,326	186,585
3.00% 6/1/2046	2,277,519	2,417,697
3.00%, 7/1/2046	2,904,463	3,063,239
3.00%, 8/1/2046	335,475	352,991
3.00%, 9/1/2046	110,194	115,947
3.00%, 10/1/2046	187,717	197,518
3.00% 11/1/2046	666,775	701,588
3.00% 12/1/2046	591,228	622,097
3.00%, 1/1/2047	431,665	454,202
3.00% 2/1/2047	1,077,028	1,146,407
3.00%, 4/1/2047	2,885,734	3,043,486
3.00%, 9/1/2049	331,235	345,269
3.00%, 12/1/2049	314,629	327,959
Security Description	Principal Amount	Value
3.00%, 2/1/2050	$ 1,161,451	$ 1,210,662
3.00%, 4/1/2050	1,897,673	1,977,779
3.00%, 5/1/2050	2,943,595	3,067,853
3.50%, 4/1/2032	192,719	206,244
3.50%, 6/1/2033	360,623	385,386
3.50%, 9/1/2033	255,304	272,835
3.50%, 11/1/2034	140,682	150,713
3.50%, 3/1/2037	178,136	188,839
3.50%, 4/1/2042	177,299	192,216
3.50%, 12/1/2042	117,359	125,992
3.50%, 8/1/2043	318,863	342,290
3.50%, 5/1/2044	1,310,912	1,422,583
3.50%, 11/1/2044	20,731	22,195
3.50%, 1/1/2045	28,459	30,469
3.50% 7/1/2045	174,037	186,155
3.50%, 10/1/2045	27,402	29,244
3.50% 12/1/2045	336,087	359,080
3.50%, 1/1/2046	41,050	43,809
3.50%, 3/1/2046	83,023	88,261
3.50%, 4/1/2046	124,719	132,589
3.50%, 6/1/2046	145,001	154,151
3.50%, 8/1/2046	1,583,212	1,689,612
3.50%, 12/1/2046	471,689	501,434
3.50%, 2/1/2047	306,853	326,204
3.50%, 3/1/2047	290,104	308,398
3.50%, 4/1/2047	168,240	177,917
3.50%, 6/1/2047	163,546	172,953
3.50% 10/1/2047	301,854	319,216
3.50%, 11/1/2047	102,095	107,967
3.50%, 12/1/2047	206,367	218,237
3.50%, 4/1/2049	278,240	292,785
3.50%, 7/1/2049	738,884	777,594
3.50%, 10/1/2049	79,524	83,690
3.50%, 3/1/2050	1,980,973	2,084,754
4.00%, 11/1/2033	286,848	304,796
4.00%, 4/1/2042	19,069	20,863
4.00%, 6/1/2042	49,543	54,197
4.00%, 7/1/2042	998,186	1,092,117
4.00%, 12/1/2044	20,620	22,392
4.00%, 4/1/2045	16,808	18,190
4.00%, 10/1/2045	39,268	42,497
4.00%, 12/1/2045	69,188	74,877
4.00%, 1/1/2046	277,735	300,574
4.00%, 2/1/2046	106,889	115,679
4.00%, 1/1/2047	330,300	356,375
4.00%, 2/1/2047	134,179	144,772
4.00%, 6/1/2047	245,483	262,683
4.00%, 9/1/2047	308,240	329,838
4.00%, 11/1/2047	232,974	249,298
4.00%, 1/1/2048	615,065	658,161
4.00%, 10/1/2048	1,254,713	1,335,661
4.00%, 4/1/2049	101,241	107,777
4.50%, 5/1/2042	468,624	519,730
4.50%, 5/1/2044	153,704	169,745
4.50%, 12/1/2045	299,656	330,942

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/1/2046	$ 256,335	$ 283,505
4.50%, 4/1/2047	133,126	144,523
4.50%, 10/1/2047	206,041	223,687
4.50%, 11/1/2047	172,029	186,763
4.50%, 12/1/2047	92,464	100,384
4.50%, 7/1/2048	514,061	553,019
4.50%, 9/1/2048	862,649	927,806
4.50%, 11/1/2048	306,002	329,181
4.50%, 6/1/2049	394,160	424,002
4.50%, 11/1/2049	836,427	899,754
5.00%, 7/1/2041	96,907	110,290
5.00%, 11/1/2048	341,222	372,831
5.50%, 8/1/2038	282,778	328,280
6.00%, 7/1/2040	112,237	132,506
6.25%, 7/15/2032 (b)	460,000	675,993
2.75%, 6/19/2023	500,000	524,455
Series 0000, 0.64%, 11/24/2025	175,000	173,630
Series 0001, 0.60%, 11/12/2025	150,000	148,407
Series K025, Class A2, 2.68%, 10/25/2022	125,000	128,117
Series K028, Class A2, 3.11%, 2/25/2023	100,000	103,687
Series K039, Class A2, 3.30%, 7/25/2024	400,000	429,539
Series K040, Class A2, 3.24%, 9/25/2024	575,000	618,511
Series K049, Class A2, 3.01%, 7/25/2025	200,000	215,792
Series K054, Class A2, 2.75%, 1/25/2026	500,000	536,696
Series K062, Class A2, 3.41%, 12/25/2026	400,000	445,840
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	292,867
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	186,256
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	1,607,000	1,861,894
Series K090, Class A2, 3.42%, 2/25/2029	163,934	186,323
Series K092, Class A2, 3.30%, 4/25/2029	350,000	395,499
Series K093, Class A2, 2.98%, 5/25/2029	100,000	110,723
Series K094, Class A2, 2.90%, 6/25/2029	352,767	389,147
Series K098, Class A2, 2.43%, 8/25/2029	100,000	107,069
Series K099, Class A2, 2.60%, 9/25/2029	100,000	108,343
Series K101, Class A2, 2.52%, 10/25/2029	200,000	215,692
Series K109, Class A2, 1.56%, 4/25/2030	100,000	100,530
Security Description	Principal Amount	Value
Series K114, Class A2, 1.37%, 6/25/2030	$ 85,000	$ 83,984
Series K115, Class A2, 1.38%, 6/25/2030	400,000	395,829
Series K118, Class A2, 1.49%, 9/25/2030	750,000	748,108
Series K121, Class A2, 1.55%, 11/25/2053	320,000	320,426
Series K123, Class A2, 1.62%, 2/25/2054	233,333	235,040
Series K124, Class A2, 1.66%, 12/25/2030	500,000	505,055
Series K126, Class A2, 2.07%, 1/25/2031	500,000	522,758
Series K127, Class A2, 2.11%, 1/25/2031	450,000	471,816
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	294,962
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	253,101
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	550,672
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	596,914
Series K734, Class A2, 3.21%, 2/25/2026	350,000	381,483
Series K735, Class A2, 2.86%, 5/25/2026	200,000	215,629
Series K736, Class A2, 2.28%, 7/25/2026	300,000	316,299
Series K743, Class A2, 1.77%, 5/25/2028	300,000	308,908
Series USD, 0.13%, 7/25/2022	150,000	150,038
Series USD, 0.38%, 7/21/2025	110,000	108,436
Federal National Mortgage Association:
0.25%, 5/22/2023	350,000	350,140
0.25%, 7/10/2023	725,000	724,898
0.25%, 11/27/2023	210,000	209,683
0.38%, 8/25/2025	665,000	655,471
0.50%, 6/17/2025 (b)	1,000,000	992,440
0.50%, 11/7/2025	235,000	232,417
0.63%, 4/22/2025 (b)	215,000	214,757
0.65%, 12/10/2025	100,000	99,080
0.65%, 12/17/2025	125,000	123,753
0.70%, 7/30/2025	100,000	99,477
0.75%, 10/8/2027	700,000	683,606
0.88%, 12/18/2026	125,000	123,453
0.88%, 8/5/2030	900,000	852,894
1.50%, 7/1/2036	4,478,705	4,534,382
1.50%, 3/1/2051	3,101,268	3,042,914
1.63%, 1/7/2025	215,000	222,628
2.00%, 10/5/2022 (b)	250,000	255,775
2.00%, 11/1/2031	87,340	90,299
2.00%, 8/1/2035	1,135,857	1,171,887

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.00% 11/1/2035	$ 2,665,790	$ 2,750,352
2.00%, 12/1/2035	1,427,741	1,473,030
2.00%, 2/1/2036	3,037,413	3,133,764
2.00% 6/1/2036	4,355,788	4,496,258
2.00%, 7/1/2050	985,626	996,268
2.00%, 8/1/2050	1,713,370	1,731,870
2.00%, 10/1/2050	4,640,943	4,691,052
2.00%, 11/1/2050	4,733,371	4,784,478
2.00% 1/1/2051	5,912,859	5,976,702
2.00%, 2/1/2051	3,444,584	3,481,776
2.00% 3/1/2051	16,886,195	17,076,239
2.00%, 4/1/2051	5,466,104	5,525,121
2.00%, 5/1/2051	5,114,962	5,170,188
2.00%, 7/1/2051	8,900,801	8,996,902
2.13%, 4/24/2026 (b)	200,000	211,966
2.50%, 2/5/2024 (b)	250,000	263,507
2.50%, 3/1/2029	136,758	142,675
2.50%, 7/1/2030	764,813	798,459
2.50%, 2/1/2031	78,765	82,410
2.50%, 10/1/2031	133,778	140,094
2.50%, 12/1/2031	239,956	251,286
2.50%, 1/1/2032	85,668	89,712
2.50%, 4/1/2032	814,159	852,599
2.50%, 10/1/2032	297,787	311,141
2.50%, 12/1/2032	614,490	642,045
2.50%, 1/1/2033	335,795	350,853
2.50% 8/1/2035	1,970,937	2,056,149
2.50%, 9/1/2035	4,691,953	4,898,848
2.50%, 6/1/2040	417,305	433,212
2.50%, 8/1/2040	235,110	244,070
2.50%, 11/1/2049	2,170,247	2,243,786
2.50%, 12/1/2049	1,005,078	1,039,136
2.50%, 7/1/2050	1,761,399	1,821,836
2.50%, 8/1/2050	4,230,909	4,376,081
2.50%, 10/1/2050	2,623,783	2,713,811
2.50%, 11/1/2050	3,276,460	3,389,086
2.50%, 12/1/2050	1,850,252	1,913,995
2.50%, 4/1/2051	3,804,382	3,936,898
2.50%, 7/1/2051	8,696,725	8,999,134
2.63%, 9/6/2024 (b)	250,000	266,947
2.88%, 9/12/2023	500,000	528,270
3.00%, 10/1/2028	44,738	47,167
3.00%, 8/1/2029	24,190	25,515
3.00%, 5/1/2030	138,334	145,446
3.00%, 6/1/2030	24,890	26,290
3.00%, 8/1/2030	423,585	447,795
3.00%, 9/1/2030	25,189	26,607
3.00%, 11/1/2030	53,057	56,043
3.00% 12/1/2030	315,677	333,687
3.00%, 4/1/2031	159,237	168,424
3.00%, 12/1/2031	244,575	258,685
3.00% 2/1/2032	852,156	901,405
3.00%, 5/1/2032	308,249	324,915
3.00%, 8/1/2032	102,292	107,823
3.00%, 10/1/2032	177,394	186,985
Security Description	Principal Amount	Value
3.00%, 2/1/2034	$ 802,932	$ 846,344
3.00%, 7/1/2034	226,640	238,719
3.00%, 6/1/2036	39,231	41,397
3.00%, 8/1/2036	200,267	211,324
3.00%, 9/1/2036	366,837	387,091
3.00%, 10/1/2036	108,989	115,007
3.00%, 12/1/2036	196,782	207,648
3.00%, 11/1/2037	377,546	400,383
3.00%, 6/1/2042	736,191	780,723
3.00%, 6/1/2043	203,112	218,038
3.00%, 7/1/2043	45,590	48,398
3.00%, 2/1/2044	395,266	419,620
3.00%, 1/1/2045	691,723	734,343
3.00%, 5/1/2045	616,451	654,433
3.00%, 9/1/2045	40,005	42,189
3.00% 11/1/2045	277,252	292,391
3.00%, 12/1/2045	51,651	54,472
3.00%, 5/1/2046	376,759	396,266
3.00%, 7/1/2046	414,967	436,453
3.00%, 10/1/2046	262,431	276,019
3.00%, 11/1/2046	556,285	585,089
3.00% 12/1/2046	481,204	506,120
3.00% 1/1/2047	1,336,304	1,405,495
3.00%, 2/1/2047	423,807	445,751
3.00%, 5/1/2047	453,152	474,976
3.00%, 11/1/2047	270,501	283,529
3.00%, 9/1/2049	3,110,375	3,253,478
3.00%, 11/1/2049	979,040	1,020,470
3.00%, 12/1/2049	2,428,976	2,540,729
3.00%, 1/1/2050	1,830,239	1,907,688
3.00%, 3/1/2050	1,757,957	1,832,141
3.00%, 5/1/2050	1,926,530	2,007,828
3.00%, 7/1/2050	1,661,446	1,732,158
3.00%, 8/1/2050	707,140	737,451
3.00%, 10/1/2050	326,844	341,052
3.50%, 11/1/2025	18,404	19,642
3.50%, 1/1/2027	19,425	20,731
3.50%, 5/1/2029	27,395	29,328
3.50%, 10/1/2029	24,279	25,992
3.50%, 2/1/2031	213,309	227,699
3.50%, 3/1/2032	155,686	166,573
3.50%, 4/1/2032	222,052	237,580
3.50%, 2/1/2033	451,334	482,895
3.50%, 4/1/2033	135,933	145,242
3.50%, 11/1/2034	827,814	883,753
3.50%, 12/1/2035	25,996	27,804
3.50%, 1/1/2037	193,623	205,645
3.50%, 2/1/2037	274,393	291,430
3.50%, 7/1/2037	117,301	124,316
3.50%, 4/1/2038	269,726	284,683
3.50%, 2/1/2041	78,935	85,574
3.50%, 10/1/2044	19,245	20,594
3.50% 1/1/2045	53,140	56,866
3.50% 2/1/2045	2,217,592	2,379,643
3.50%, 5/1/2045	20,461	21,827

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50% 8/1/2045	$ 71,327	$ 76,375
3.50%, 11/1/2045	24,605	26,248
3.50% 12/1/2045	369,554	394,228
3.50%, 1/1/2046	243,606	259,870
3.50% 2/1/2046	314,426	335,419
3.50% 4/1/2046	185,342	196,971
3.50% 5/1/2046	278,035	295,479
3.50%, 6/1/2046	74,012	78,655
3.50%, 7/1/2046	211,780	225,067
3.50%, 8/1/2046	1,943,505	2,085,485
3.50%, 1/1/2047	315,353	335,137
3.50% 2/1/2047	1,270,905	1,368,635
3.50%, 3/1/2047	304,277	323,366
3.50%, 4/1/2047	605,349	639,942
3.50% 5/1/2047	2,237,942	2,379,996
3.50%, 6/1/2047	253,188	267,657
3.50% 7/1/2047	2,894,369	3,105,874
3.50%, 9/1/2047	225,481	238,366
3.50%, 10/1/2047	269,632	285,040
3.50%, 11/1/2047	61,155	64,649
3.50%, 12/1/2047	419,264	443,223
3.50%, 1/1/2048	126,029	133,231
3.50%, 2/1/2048	181,654	194,352
3.50%, 6/1/2048	350,672	370,082
3.50% 11/1/2048	2,037,938	2,160,230
3.50%, 3/1/2049	2,337,703	2,471,294
3.50%, 5/1/2049	2,814,388	2,972,263
3.50%, 6/1/2049	5,932,645	6,271,672
3.50%, 7/1/2049	380,991	400,936
3.50%, 8/1/2049	1,050,935	1,105,952
3.50%, 6/1/2050	584,922	615,988
4.00%, 3/1/2031	628,546	670,023
4.00%, 10/1/2033	95,932	103,929
4.00%, 10/1/2037	725,117	785,714
4.00%, 1/1/2039	91,183	98,731
4.00%, 2/1/2039	77,687	84,118
4.00%, 12/1/2040	32,359	35,387
4.00%, 2/1/2043	200,791	219,579
4.00% 10/1/2043	453,217	495,645
4.00%, 11/1/2043	138,520	151,315
4.00%, 12/1/2043	162,476	177,483
4.00% 10/1/2044	27,107	29,428
4.00%, 1/1/2045	405,501	443,400
4.00%, 3/1/2045	24,979	27,014
4.00%, 5/1/2045	1,198,779	1,301,407
4.00%, 7/1/2045	24,836	26,859
4.00% 9/1/2045	109,629	118,654
4.00% 12/1/2045	41,023	44,365
4.00%, 2/1/2046	2,186,134	2,390,786
4.00%, 4/1/2046	94,880	102,310
4.00%, 7/1/2046	153,753	165,793
4.00%, 10/1/2046	2,234,702	2,444,080
4.00% 11/1/2046	1,154,218	1,256,700
4.00%, 12/1/2046	333,493	359,607
4.00% 4/1/2047	534,246	571,513
Security Description	Principal Amount	Value
4.00%, 7/1/2047	$ 263,371	$ 281,743
4.00%, 8/1/2047	241,177	258,001
4.00%, 9/1/2047	248,000	265,299
4.00%, 12/1/2047	348,738	373,065
4.00%, 2/1/2048	760,631	813,690
4.00%, 6/1/2048	568,240	604,679
4.00%, 7/1/2048	218,682	233,175
4.00%, 9/1/2048	1,379,099	1,467,536
4.00%, 11/1/2048	2,755,878	2,940,587
4.00%, 7/1/2049	998,947	1,063,042
4.00%, 8/1/2049	1,416,246	1,510,107
4.00%, 9/1/2049	369,564	393,276
4.00%, 2/1/2050	1,157,807	1,232,094
4.00%, 7/1/2050	2,740,592	2,916,335
4.50%, 9/1/2039	261,737	290,124
4.50%, 12/1/2040	57,497	63,701
4.50%, 1/1/2042	41,655	46,164
4.50% 9/1/2043	78,509	87,034
4.50%, 11/1/2043	40,782	45,308
4.50%, 5/1/2044	108,184	119,404
4.50%, 6/1/2044	38,501	42,493
4.50%, 2/1/2046	148,280	164,278
4.50%, 3/1/2046	499,001	554,374
4.50%, 5/1/2046	378,165	420,693
4.50%, 7/1/2046	140,582	153,782
4.50%, 11/1/2047	456,149	494,939
4.50%, 4/1/2048	204,244	219,639
4.50%, 7/1/2048	1,133,033	1,218,437
4.50% 8/1/2048	745,197	802,458
4.50%, 12/1/2048	284,344	305,777
4.50%, 1/1/2049	95,589	102,794
4.50%, 4/1/2049	148,751	159,977
4.50%, 3/1/2050	1,102,286	1,185,470
5.00%, 1/1/2039	376,755	428,528
5.00%, 6/1/2040	148,621	169,026
5.00%, 7/1/2041	25,279	28,750
5.00%, 5/1/2042	32,179	36,596
5.00%, 11/1/2044	416,312	473,468
5.00%, 1/1/2045	28,985	32,410
5.00%, 6/1/2048	409,022	446,900
5.00%, 9/1/2048	385,512	421,213
5.00%, 3/1/2050	526,947	575,623
5.50%, 2/1/2037	19,165	22,249
5.50%, 4/1/2038	90,985	105,772
5.50%, 9/1/2040	28,544	33,193
5.50%, 9/1/2041	45,019	52,373
5.50% 5/1/2044	521,213	605,592
5.63%, 7/15/2037	80,000	121,218
6.63%, 11/15/2030	365,000	528,071
7.25%, 5/15/2030	75,000	111,143
Series 0000, 0.56%, 11/17/2025	350,000	345,989
Series 2013-M12, Class APT, 2.49%, 3/25/2023 (c)	23,384	23,883

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	$ 106,103	$ 107,707
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	661,500	699,962
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	265,302
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (c)	385,982	424,838
Series 2017-M13, Class A2, 3.02%, 9/25/2027 (c)	292,245	319,798
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	250,000	274,796
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	509,405
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	195,943
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	147,757
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	725,000	715,840
TBA, 1.50%, 7/1/2036	6,125,000	6,196,601
TBA, 1.50%, 7/1/2051	12,850,000	12,600,697
TBA, 2.00%, 7/1/2036	6,525,000	6,729,363
TBA, 2.00%, 7/1/2051	35,925,000	36,289,639
TBA, 2.50%, 7/1/2036	2,800,000	2,919,560
TBA, 2.50%, 7/1/2051	25,100,000	25,955,910
TBA, 3.00%, 7/1/2051	10,340,000	10,778,830
TBA, 3.50%, 7/1/2051	3,000,000	3,157,500
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	271,057
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (c)	350,000	342,426
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	550,000	542,446
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	60,239
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (c)	280,000	276,998
Government National Mortgage Association:
2.00%, 9/20/2050	945,396	963,560
2.00%, 1/20/2051	2,445,294	2,492,277
2.00%, 4/20/2051	4,965,913	5,061,471
2.00%, 5/20/2051	2,595,421	2,645,364
2.00%, 6/20/2051	4,450,000	4,535,630
2.50%, 12/20/2046	5,468,051	5,699,534
2.50%, 8/20/2050	2,786,241	2,882,744
Security Description	Principal Amount	Value
2.50%, 9/20/2050	$ 1,781,911	$ 1,843,628
2.50%, 10/20/2050	3,284,373	3,398,128
2.50%, 4/20/2051	4,981,200	5,158,078
3.00%, 1/20/2043	334,924	357,270
3.00%, 5/20/2043	167,005	177,755
3.00%, 12/20/2044	27,880	29,536
3.00%, 3/20/2045	14,646	15,508
3.00%, 4/20/2045	44,704	47,335
3.00%, 6/20/2045	686,208	726,586
3.00%, 7/20/2045	44,782	47,417
3.00%, 8/20/2045	42,762	45,278
3.00%, 2/20/2046	1,184,558	1,260,806
3.00%, 3/20/2046	417,020	439,240
3.00%, 4/20/2046	2,339,176	2,463,819
3.00%, 5/20/2046	68,151	71,783
3.00%, 7/20/2046	44,369	46,733
3.00%, 8/20/2046	142,918	150,534
3.00%, 9/20/2046	103,467	108,980
3.00%, 10/20/2046	104,291	109,848
3.00%, 11/20/2046	187,728	197,731
3.00%, 12/20/2046	739,753	779,170
3.00%, 2/20/2047	371,138	390,914
3.00%, 4/20/2047	538,490	566,500
3.00%, 6/20/2047	168,296	177,050
3.00%, 7/20/2047	327,294	344,318
3.00%, 8/20/2047	161,683	170,093
3.00%, 10/20/2047	239,262	251,707
3.00%, 1/20/2048	885,630	931,696
3.00%, 2/20/2048	536,070	563,954
3.00%, 3/20/2048	946,630	995,869
3.00%, 11/20/2049	1,570,407	1,640,406
3.00%, 12/20/2049	951,461	993,871
3.00%, 2/20/2050	969,629	1,012,273
3.00%, 6/20/2050	2,508,362	2,619,825
3.00%, 7/20/2050	3,115,005	3,253,426
3.50%, 10/20/2042	266,669	288,796
3.50%, 1/20/2043	1,145,537	1,240,588
3.50%, 5/20/2043	40,852	44,108
3.50%, 9/20/2043	27,011	29,164
3.50%, 11/20/2043	200,356	216,325
3.50%, 6/20/2044	1,110,314	1,190,348
3.50%, 10/20/2044	24,650	26,427
3.50%, 12/20/2044	16,420	17,604
3.50%, 3/20/2045	14,675	15,649
3.50%, 4/20/2045	47,552	51,165
3.50%, 6/20/2045	661,451	705,345
3.50%, 10/20/2045	1,302,043	1,388,447
3.50% 1/20/2046	1,049,096	1,118,715
3.50%, 3/20/2046	106,067	112,884
3.50%, 4/20/2046	56,887	60,543
3.50%, 5/20/2046	58,477	62,235
3.50%, 6/20/2046	904,754	962,902
3.50%, 7/20/2046	143,071	152,266
3.50%, 10/20/2046	287,224	305,684
3.50%, 11/20/2046	183,931	195,752

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/20/2046	$ 629,238	$ 669,679
3.50%, 5/20/2047	436,943	462,540
3.50%, 6/20/2047	302,729	320,464
3.50%, 7/20/2047	236,554	250,412
3.50%, 8/20/2047	379,024	401,228
3.50%, 9/20/2047	155,842	164,971
3.50%, 10/20/2047	151,716	160,604
3.50%, 11/20/2047	1,923,903	2,036,610
3.50%, 12/20/2047	721,553	763,824
3.50%, 6/20/2048	225,407	237,930
3.50%, 8/20/2048	167,617	176,930
3.50%, 8/20/2049	651,800	690,620
3.50%, 9/20/2049	1,957,615	2,072,558
3.50%, 12/20/2049	418,838	442,725
3.50%, 2/20/2050	703,306	742,823
3.50%, 7/20/2050	850,848	894,319
3.50%, 10/20/2050	3,274,102	3,458,066
4.00%, 4/15/2040	29,450	32,514
4.00%, 2/20/2042	12,834	14,069
4.00%, 7/20/2042	9,234	10,112
4.00%, 7/15/2044	33,161	36,382
4.00%, 8/20/2044	17,275	18,789
4.00%, 10/20/2044	156,199	169,890
4.00%, 5/15/2045	16,669	18,206
4.00%, 6/15/2045	42,248	46,146
4.00%, 8/20/2045	16,202	17,600
4.00%, 11/20/2045	202,801	220,304
4.00%, 2/20/2046	155,467	168,885
4.00%, 5/20/2046	162,727	176,771
4.00%, 6/20/2046	112,894	121,024
4.00%, 1/20/2047	349,283	374,439
4.00%, 3/20/2047	147,785	158,429
4.00%, 4/20/2047	285,478	304,709
4.00%, 5/20/2047	190,932	203,793
4.00%, 7/20/2047	201,113	214,660
4.00%, 8/20/2047	83,958	89,614
4.00%, 1/20/2048	138,821	148,172
4.00%, 6/20/2048	3,738,327	3,973,263
4.00%, 8/20/2048	764,991	812,475
4.00%, 10/20/2048	320,309	339,942
4.00%, 11/20/2048	252,879	268,379
4.00%, 4/20/2049	244,554	258,628
4.00%, 6/20/2049	551,658	583,297
4.00%, 7/20/2049	301,552	318,817
4.00%, 1/20/2050	463,788	490,341
4.00%, 3/20/2050	857,959	907,080
4.50%, 1/20/2044	82,090	91,232
4.50%, 11/20/2044	24,198	26,563
4.50%, 12/20/2044	19,743	21,672
4.50%, 4/20/2046	108,088	118,648
4.50%, 6/20/2046	74,531	81,813
4.50%, 7/20/2046	101,996	111,962
4.50%, 4/20/2047	310,638	337,060
4.50%, 8/20/2047	90,610	98,317
4.50%, 11/20/2047	834,336	899,869
Security Description	Principal Amount	Value
4.50%, 12/20/2047	$ 49,777	$ 53,686
4.50%, 11/20/2048	320,000	341,912
4.50%, 7/20/2049	355,070	377,168
5.00%, 6/15/2040	20,905	23,644
5.00%, 10/15/2041	72,943	83,688
5.00%, 3/20/2044	37,280	42,327
5.00%, 12/20/2045	132,179	150,158
5.00%, 1/20/2048	211,404	229,376
5.00%, 5/20/2048	172,780	188,540
5.00%, 9/20/2048	302,532	328,418
5.00%, 3/20/2050	391,707	425,007
5.50%, 10/20/2043	34,526	40,445
5.50%, 5/20/2045	392,155	458,124
TBA, 2.00%, 7/1/2051	7,700,000	7,840,756
TBA, 2.50%, 7/1/2051	6,975,000	7,214,521
TBA, 3.00%, 7/1/2051	5,550,000	5,789,316
TBA, 3.50%, 7/1/2051	1,500,000	1,574,595
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	85,000	85,083
2.88%, 9/15/2024	100,000	107,357
3.50%, 12/15/2042	525,000	617,368
4.25%, 9/15/2065 (b)	100,000	139,906
5.25%, 9/15/2039	150,000	213,801
Series A, 2.88%, 2/1/2027	150,000	164,091
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $558,603,672)		561,310,049
U.S. TREASURY OBLIGATIONS — 37.1%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	2,460,797
1.13%, 8/15/2040	6,500,000	5,592,031
1.25%, 5/15/2050	2,750,000	2,245,117
1.38%, 11/15/2040	6,750,000	6,063,398
1.38%, 8/15/2050	3,350,000	2,823,422
1.63%, 11/15/2050	3,500,000	3,142,344
1.88%, 2/15/2041 (b)	8,000,000	7,833,750
1.88%, 2/15/2051 (b)	4,500,000	4,293,984
2.00%, 2/15/2050	2,050,000	2,013,484
2.25%, 5/15/2041	3,500,000	3,642,187
2.25%, 8/15/2046	3,425,000	3,540,059
2.25%, 8/15/2049	2,000,000	2,071,250
2.38%, 11/15/2049	2,500,000	2,661,328
2.38%, 5/15/2051	4,500,000	4,804,453
2.50%, 2/15/2045	3,340,000	3,611,897
2.50%, 2/15/2046	2,400,000	2,599,125
2.50%, 5/15/2046	1,850,000	2,003,492
2.75%, 8/15/2042	900,000	1,013,484
2.75%, 11/15/2042	1,500,000	1,688,203
2.75%, 8/15/2047	1,700,000	1,932,688
2.75%, 11/15/2047	1,650,000	1,877,391
2.88%, 5/15/2043	1,850,000	2,126,055
2.88%, 8/15/2045 (b)	5,480,000	6,333,681
2.88%, 11/15/2046	2,500,000	2,900,000

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 5/15/2049	$ 2,450,000	$ 2,868,031
3.00%, 5/15/2042	325,000	380,199
3.00%, 11/15/2044	3,075,000	3,618,410
3.00%, 5/15/2045	1,875,000	2,210,449
3.00%, 11/15/2045 (b)	1,900,000	2,245,562
3.00%, 2/15/2047	2,200,000	2,612,500
3.00%, 5/15/2047	1,050,000	1,247,859
3.00%, 2/15/2048 (b)	3,200,000	3,812,500
3.00%, 8/15/2048	2,950,000	3,520,641
3.00%, 2/15/2049	2,650,000	3,171,305
3.13%, 11/15/2041	350,000	416,883
3.13%, 2/15/2042	725,000	864,449
3.13%, 2/15/2043 (b)	1,075,000	1,283,617
3.13%, 8/15/2044	2,500,000	2,998,828
3.13%, 5/15/2048	2,375,000	2,895,645
3.38%, 5/15/2044	1,900,000	2,367,875
3.38%, 11/15/2048	3,100,000	3,956,375
3.50%, 2/15/2039	1,000,000	1,249,375
3.63%, 8/15/2043	1,600,000	2,059,000
3.63%, 2/15/2044	1,475,000	1,905,285
3.75%, 8/15/2041	2,000,000	2,596,250
3.75%, 11/15/2043	1,425,000	1,869,645
3.88%, 8/15/2040	750,000	985,313
4.25%, 5/15/2039	1,500,000	2,050,547
4.25%, 11/15/2040	1,500,000	2,067,422
4.38%, 2/15/2038	650,000	893,852
4.38%, 11/15/2039	1,250,000	1,737,109
4.38%, 5/15/2040	575,000	802,844
4.38%, 5/15/2041	300,000	421,125
4.50%, 2/15/2036 (b)	1,500,000	2,057,813
4.50%, 5/15/2038	200,000	279,000
4.50%, 8/15/2039	650,000	915,281
4.63%, 2/15/2040	400,000	573,625
4.75%, 2/15/2037	350,000	496,563
4.75%, 2/15/2041	650,000	952,555
5.00%, 5/15/2037	300,000	436,969
5.25%, 11/15/2028	450,000	577,125
6.50%, 11/15/2026 (b)	1,500,000	1,935,352
Treasury Notes:
0.13%, 7/31/2022	5,000,000	5,000,977
0.13%, 8/31/2022	6,000,000	6,000,469
0.13%, 9/30/2022	4,000,000	3,999,531
0.13%, 10/31/2022	3,000,000	2,999,062
0.13%, 11/30/2022 (b)	6,500,000	6,496,953
0.13%, 12/31/2022	6,000,000	5,995,781
0.13%, 2/28/2023	7,750,000	7,741,221
0.13%, 3/31/2023	5,000,000	4,992,773
0.13%, 5/15/2023	2,000,000	1,996,250
0.13%, 6/30/2023	7,500,000	7,481,836
0.13%, 7/15/2023	4,500,000	4,488,398
0.13%, 9/15/2023	5,000,000	4,982,031
0.13%, 10/15/2023	3,000,000	2,987,109
0.13%, 12/15/2023	6,000,000	5,968,594
0.13%, 1/15/2024	4,000,000	3,976,250
0.13%, 2/15/2024 (b)	7,500,000	7,451,953
Security Description	Principal Amount	Value
0.25%, 4/15/2023	$ 1,500,000	$ 1,500,938
0.25%, 6/15/2023	3,000,000	3,000,586
0.25%, 11/15/2023	3,500,000	3,494,531
0.25%, 3/15/2024 (b)	14,500,000	14,443,359
0.25%, 5/15/2024	2,500,000	2,486,719
0.25%, 6/15/2024	10,000,000	9,939,844
0.25%, 5/31/2025	7,500,000	7,375,195
0.25%, 6/30/2025	3,000,000	2,946,797
0.25%, 8/31/2025	5,000,000	4,900,000
0.25%, 9/30/2025	5,000,000	4,894,531
0.25%, 10/31/2025	7,750,000	7,577,441
0.38%, 4/15/2024	5,000,000	4,994,141
0.38%, 4/30/2025 (b)	4,000,000	3,956,875
0.38%, 11/30/2025	3,000,000	2,946,094
0.38%, 12/31/2025	6,000,000	5,885,625
0.38%, 1/31/2026	7,000,000	6,860,547
0.38%, 7/31/2027	2,000,000	1,917,188
0.38%, 9/30/2027	6,000,000	5,733,281
0.50%, 3/31/2025 (b)	2,150,000	2,139,418
0.50%, 2/28/2026	6,000,000	5,909,531
0.50%, 6/30/2027	4,500,000	4,353,398
0.50%, 8/31/2027	4,000,000	3,857,188
0.50%, 10/31/2027	2,250,000	2,163,516
0.63%, 11/30/2027	4,550,000	4,404,613
0.63%, 12/31/2027	6,000,000	5,800,312
0.63%, 5/15/2030	3,900,000	3,645,891
0.63%, 8/15/2030 (b)	4,750,000	4,426,406
0.75%, 3/31/2026	5,000,000	4,978,125
0.75%, 4/30/2026 (b)	3,500,000	3,482,500
0.75%, 1/31/2028	2,500,000	2,433,984
0.88%, 6/30/2026	5,000,000	4,998,437
0.88%, 11/15/2030 (b)	2,000,000	1,902,188
1.13%, 2/28/2025	2,000,000	2,036,563
1.13%, 2/28/2027	1,250,000	1,258,887
1.13%, 2/29/2028 (b)	4,500,000	4,487,344
1.13%, 2/15/2031 (b)	8,500,000	8,254,297
1.25%, 7/31/2023	250,000	255,137
1.25%, 3/31/2028	11,000,000	11,044,687
1.25%, 4/30/2028	4,000,000	4,013,750
1.25%, 5/31/2028	13,000,000	13,034,531
1.25%, 6/30/2028	5,000,000	5,008,594
1.38%, 10/15/2022	2,500,000	2,539,844
1.38%, 2/15/2023	2,000,000	2,038,516
1.38%, 8/31/2023 (b)	2,250,000	2,303,437
1.38%, 9/30/2023	550,000	563,320
1.38%, 1/31/2025	2,000,000	2,055,156
1.38%, 8/31/2026 (b)	3,000,000	3,070,781
1.50%, 8/15/2022 (b)	5,750,000	5,839,395
1.50%, 9/15/2022	3,000,000	3,049,687
1.50%, 1/15/2023	10,000,000	10,203,516
1.50%, 3/31/2023 (b)	1,000,000	1,022,578
1.50%, 9/30/2024	5,000,000	5,159,375
1.50%, 10/31/2024	1,500,000	1,547,930
1.50%, 11/30/2024	1,500,000	1,547,813
1.50%, 8/15/2026	1,650,000	1,699,113

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 1/31/2027 (b)	$ 2,000,000	$ 2,055,781
1.50%, 2/15/2030	5,850,000	5,908,500
1.63%, 8/31/2022	1,150,000	1,170,125
1.63%, 11/15/2022	3,500,000	3,570,820
1.63%, 12/15/2022 (b)	2,000,000	2,042,578
1.63%, 4/30/2023 (b)	2,500,000	2,563,770
1.63%, 5/31/2023 (b)	1,250,000	1,283,057
1.63%, 2/15/2026	1,925,000	1,995,383
1.63%, 5/15/2026 (b)	2,750,000	2,850,547
1.63%, 9/30/2026	1,250,000	1,294,922
1.63%, 10/31/2026	1,250,000	1,294,629
1.63%, 8/15/2029 (b)	2,250,000	2,301,328
1.63%, 5/15/2031 (b)	3,000,000	3,046,875
1.75%, 9/30/2022	1,750,000	1,785,273
1.75%, 1/31/2023	2,925,000	2,997,325
1.75%, 5/15/2023	250,000	257,070
1.75%, 6/30/2024 (b)	1,500,000	1,558,008
1.75%, 12/31/2024 (b)	1,250,000	1,300,879
1.75%, 11/15/2029 (b)	3,000,000	3,097,031
1.88%, 7/31/2022 (b)	1,000,000	1,019,102
1.88%, 8/31/2022	150,000	153,059
1.88%, 9/30/2022 (b)	500,000	510,859
1.88%, 8/31/2024	850,000	886,723
1.88%, 6/30/2026	1,250,000	1,310,840
1.88%, 7/31/2026	1,000,000	1,048,906
2.00%, 7/31/2022	100,000	102,043
2.00%, 10/31/2022	1,000,000	1,024,609
2.00%, 11/30/2022	2,000,000	2,052,031
2.00%, 2/15/2023	500,000	514,629
2.00%, 5/31/2024	1,750,000	1,829,023
2.00%, 6/30/2024 (b)	350,000	366,078
2.00%, 2/15/2025	2,375,000	2,493,564
2.00%, 8/15/2025 (b)	1,500,000	1,578,516
2.00%, 11/15/2026 (b)	2,250,000	2,374,277
2.13%, 12/31/2022 (b)	3,900,000	4,013,801
2.13%, 11/30/2023	1,000,000	1,043,125
2.13%, 3/31/2024	5,975,000	6,256,012
2.13%, 7/31/2024	2,500,000	2,626,172
2.13%, 9/30/2024	1,500,000	1,577,813
2.13%, 11/30/2024	1,250,000	1,316,602
2.13%, 5/15/2025 (b)	2,350,000	2,481,086
2.13%, 5/31/2026	2,500,000	2,651,562
2.25%, 12/31/2023	1,750,000	1,832,715
2.25%, 1/31/2024	1,000,000	1,048,516
2.25%, 4/30/2024	1,000,000	1,051,484
2.25%, 10/31/2024	1,250,000	1,320,801
2.25%, 11/15/2024 (b)	3,000,000	3,171,562
2.25%, 12/31/2024	1,250,000	1,322,852
2.25%, 11/15/2025 (b)	1,975,000	2,101,369
2.25%, 3/31/2026	3,000,000	3,197,344
2.25%, 2/15/2027	3,000,000	3,206,719
2.25%, 8/15/2027 (b)	2,000,000	2,138,906
2.25%, 11/15/2027	4,750,000	5,081,016
2.38%, 1/31/2023	1,500,000	1,551,914
2.38%, 2/29/2024	5,000,000	5,263,672
Security Description	Principal Amount	Value
2.38%, 8/15/2024	$ 1,950,000	$ 2,064,562
2.38%, 5/15/2027 (b)	2,900,000	3,122,031
2.38%, 5/15/2029	4,350,000	4,694,602
2.50%, 3/31/2023	1,250,000	1,299,902
2.50%, 8/15/2023	2,500,000	2,617,969
2.50%, 1/31/2024	2,000,000	2,110,000
2.50%, 5/15/2024	5,000,000	5,296,875
2.50%, 1/31/2025	1,000,000	1,067,891
2.50%, 2/28/2026	2,500,000	2,691,992
2.63%, 2/28/2023	4,000,000	4,161,719
2.63%, 6/30/2023	1,600,000	1,675,813
2.63%, 12/31/2023	3,000,000	3,169,687
2.63%, 3/31/2025	1,000,000	1,074,141
2.63%, 12/31/2025	3,250,000	3,513,301
2.63%, 1/31/2026	2,250,000	2,433,867
2.63%, 2/15/2029	4,450,000	4,879,703
2.75%, 4/30/2023	3,250,000	3,399,932
2.75%, 5/31/2023	1,500,000	1,572,070
2.75%, 7/31/2023	1,000,000	1,051,719
2.75%, 8/31/2023	3,750,000	3,949,805
2.75%, 11/15/2023 (b)	1,500,000	1,586,016
2.75%, 2/15/2024	7,100,000	7,540,977
2.75%, 2/28/2025	1,000,000	1,077,578
2.75%, 6/30/2025	2,750,000	2,974,082
2.75%, 8/31/2025	2,500,000	2,707,422
2.75%, 2/15/2028	2,750,000	3,030,156
2.88%, 9/30/2023	2,000,000	2,115,625
2.88%, 10/31/2023	2,000,000	2,118,906
2.88%, 11/30/2023	3,000,000	3,183,750
2.88%, 4/30/2025	1,250,000	1,355,664
2.88%, 5/31/2025	3,900,000	4,233,937
2.88%, 7/31/2025 (b)	4,000,000	4,348,750
2.88%, 11/30/2025	1,500,000	1,636,523
2.88%, 5/15/2028	4,000,000	4,443,750
2.88%, 8/15/2028	7,750,000	8,618,242
3.00%, 9/30/2025	2,500,000	2,736,719
3.00%, 10/31/2025	2,750,000	3,012,539
3.13%, 11/15/2028	5,500,000	6,221,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $695,800,145)		703,232,731
MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.1%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	43,635
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	52,738
California, State General Obligation:
3.50%, 4/1/2028	250,000	281,748
7.30%, 10/1/2039	125,000	200,051
7.50%, 4/1/2034	100,000	157,581
7.55%, 4/1/2039	100,000	170,500

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
California, State University, Revenue Series B, 3.90%, 11/1/2047	$ 100,000	$ 116,747
City of San Francisco CA Public Utilities Commission Water Revenue Series E, 2.83%, 11/1/2041	100,000	101,462
Los Angeles Community College District:
1.61%, 8/1/2028	50,000	50,118
1.81%, 8/1/2030	50,000	50,135
2.11%, 8/1/2032	50,000	50,731
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	144,188
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	33,759
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	78,053
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	299,970
State of California 7.60%, 11/1/2040	250,000	436,610
University of California Series BG, 0.88%, 5/15/2025	15,000	15,049
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	324,292
		2,607,367
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	139,185
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	50,000	50,481
Series A, 1.71%, 7/1/2027	50,000	50,809
Series A, 2.15%, 7/1/2030	50,000	50,976
		291,451
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	160,000	246,389
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	66,597
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	64,153
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	300,922
Security Description	Principal Amount	Value
State of Illinois:
5.10%, 6/1/2033	$ 50,000	$ 58,792
6.63%, 2/1/2035	200,000	249,788
7.35%, 7/1/2035	100,000	129,184
		869,436
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	15,000	15,130
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	20,000	21,485
Series C, 2.95%, 5/15/2043	100,000	102,958
		139,573
MICHIGAN — 0.1%
Michigan Strategic Fund 3.23%, 9/1/2047 (f)	750,000	761,236
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue:
3.23%, 5/15/2050	300,000	330,338
3.65%, 8/15/2057	100,000	119,325
		449,663
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	225,680
4.13%, 6/15/2042	160,000	182,163
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	160,003
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	39,966
		607,812
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	36,839
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	103,390
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	113,493
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	190,000	249,266
5.65%, 11/1/2040	100,000	140,904
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	1,000,000	1,004,520
4.03%, 9/1/2048	125,000	151,329

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 192, 4.81%, 10/15/2065	$ 25,000	$ 34,193
Series AAA, 1.09%, 7/1/2023	150,000	151,909
		1,985,843
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	248,238
OREGON — 0.0% (a)
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	750,000	745,352
PENNSYLVANIA — 0.1%
Commonwealth Financing Authority:
Series A, 2.99%, 6/1/2042	750,000	770,160
Series A, 4.14%, 6/1/2038	125,000	147,923
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	105,214
		1,023,297
TEXAS — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue 2.91%, 2/1/2048	75,000	74,310
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	140,791
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	263,355
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	66,462
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	173,067
State of Texas 3.21%, 4/1/2044	50,000	52,743
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	148,197
2.56%, 4/1/2042	40,000	40,544
		959,469
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	62,698
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	141,434
		204,132
TOTAL MUNICIPAL BONDS & NOTES (Cost $10,413,074)		11,139,258
Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	$ 100,000	$ 109,083
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	99,730
Series 2017-BNK8, Class B, 4.06%, 11/15/2050 (c)	50,000	54,819
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	166,075
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	116,875
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	112,276
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	109,175
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	54,017
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	215,324
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	92,488
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	499,039
BANK 2021-BNK31 Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	234,937
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	315,565
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	167,709
BBCMS Mortgage Trust Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	251,223
BBCMS Mortgage Trust 2021-C9 Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	255,754
Benchmark Mortgage Trust:
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	444,554

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-B25, Class A5, 2.58%, 4/15/2054	$ 500,000	$ 523,066
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	147,014
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	113,790
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	115,648
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	129,647
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	217,813
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	793,714
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	78,751
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	331,593
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	213,331
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	332,820
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	659,469
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	106,988
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	162,214
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	792,246
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	77,961
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	274,961
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	107,974
Security Description	Principal Amount	Value
Series 2014-CR16, Class B, 4.58%, 4/10/2047	$ 400,000	$ 434,374
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	107,987
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	54,553
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	266,303	282,841
COMM Mortgage Trust:
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	426,421
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	114,787
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	160,498
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	274,519
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	58,050
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	214,929
GS Mortgage Securities Trust Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	161,992
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.19%, 7/10/2046 (c)	80,000	84,867
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	86,988	92,888
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	156,102
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	213,306
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	275,708

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust 2020-GSA2 Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	$ 500,000	$ 498,433
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,395
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	108,538
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	53,691
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	219,210
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	110,233
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.89%, 3/15/2049 (c)	300,000	337,544
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	550,078
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	1,013,651
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	213,866
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	308,635
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33 Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	464,524
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	236,090
Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	$ 150,000	$ 170,889
Morgan Stanley Capital I Trust 2019-H7 Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	218,116
Morgan Stanley Capital I Trust 2021-L5 Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	370,116
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	452,511
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	111,752
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	180,595
Wells Fargo Commercial Mortgage Trust:
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	214,246
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	108,061
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	368,876
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	156,574	163,029
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	87,017	92,671
Wells Fargo Commercial Mortgage Trust 2015-SG1 Series 2015-SG1, Class A4, 3.79%, 9/15/2048	996,583	1,075,345
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	321,368
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	277,592
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	175,395

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	$ 210,000	$ 225,263
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	117,273
WFRBS Commercial Mortgage Trust 2014-C24 Series 2014-C24, Class A4, 3.34%, 11/15/2047	425,000	451,078
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	107,638
TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,487,094)		20,972,167
	Shares
SHORT-TERM INVESTMENTS — 12.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	121,643,431	121,679,924
State Street Navigator Securities Lending Portfolio II (i) (j)	121,143,460	121,143,460
TOTAL SHORT-TERM INVESTMENTS (Cost $242,812,722)		242,823,384
TOTAL INVESTMENTS — 112.0% (Cost $2,086,654,731)		2,120,027,970
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.0)%		(227,451,060)
NET ASSETS — 100.0%		$ 1,892,576,910

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2021. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 502,757,160	$—	$ 502,757,160
Asset-Backed Securities	—	5,389,398	—	5,389,398
Foreign Government Obligations	—	72,403,823	—	72,403,823
U.S. Government Agency Obligations	—	561,310,049	—	561,310,049
U.S. Treasury Obligations	—	703,232,731	—	703,232,731
Municipal Bonds & Notes	—	11,139,258	—	11,139,258
Mortgage-Backed Securities	—	20,972,167	—	20,972,167
Short-Term Investments	242,823,384	—	—	242,823,384
TOTAL INVESTMENTS	$242,823,384	$1,877,204,586	$—	$2,120,027,970
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	48,860,303	$ 48,870,075	$477,580,219	$404,784,192	$3,282	$10,540	121,643,431	$121,679,924	$ 52,804
State Street Navigator Securities Lending Portfolio II	60,700,873	60,700,873	506,374,493	445,931,906	—	—	121,143,460	121,143,460	82,960
Total		$109,570,948	$983,954,712	$850,716,098	$3,282	$10,540		$242,823,384	$135,764
See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 5.50%, 6/3/2024 (b)	INR	376,391	$ 5,121
TOTAL CORPORATE BONDS & NOTES (Cost $5,172)			5,121
	Shares
COMMON STOCKS — 95.5%
ARGENTINA — 0.0% (a)
Banco BBVA Argentina SA ADR (b) (c)	12,500	40,625
Banco Macro SA ADR (b) (c)	4,800	72,144
Despegar.com Corp. (b) (c)	7,500	99,075
Grupo Financiero Galicia SA ADR (c)	13,600	117,232
IRSA Propiedades Comerciales SA ADR	13	138
Loma Negra Cia Industrial Argentina SA ADR	7,400	50,394
Pampa Energia SA ADR (b) (c)	5,700	86,469
Transportadora de Gas del Sur SA Class B, ADR (b)	9,000	41,670
YPF SA ADR (b)	23,000	107,640
		615,387
AUSTRALIA — 5.0%
Abacus Property Group REIT	62,204	147,104
Accent Group, Ltd.	61,268	128,332
Adelaide Brighton, Ltd.	35,372	92,148
Afterpay, Ltd. (b)	26,876	2,384,335
AGL Energy, Ltd.	70,641	434,877
ALS, Ltd.	59,790	585,331
Altium, Ltd.	14,638	403,204
Alumina, Ltd.	312,900	386,427
AMP, Ltd.	396,729	335,075
Ampol, Ltd.	28,489	603,359
Ansell, Ltd.	18,077	590,488
APA Group Stapled Security	153,653	1,026,660
Appen, Ltd.	12,910	131,814
ARB Corp., Ltd.	9,016	292,343
Arena REIT	41,932	113,330
Aristocrat Leisure, Ltd.	72,662	2,350,603
ASX, Ltd.	25,233	1,472,113
Atlas Arteria, Ltd. Stapled Security	110,711	529,451
AUB Group, Ltd.	6,834	114,875
Aurizon Holdings, Ltd.	221,031	617,293
AusNet Services, Ltd.	288,646	379,227
Security Description	Shares	Value
Austal, Ltd.	34,296	$ 52,783
Australia & New Zealand Banking Group, Ltd.	352,667	7,453,130
Australian Agricultural Co., Ltd. (b)	66,789	68,694
Australian Ethical Investment, Ltd.	10,308	65,315
Australian Pharmaceutical Industries, Ltd.	85,600	71,655
Aventus Group REIT	56,902	134,565
Bank of Queensland, Ltd.	69,557	475,724
Bapcor, Ltd.	41,995	267,986
Beach Energy, Ltd.	211,449	196,844
Bega Cheese, Ltd.	33,033	146,069
Bellevue Gold, Ltd. (b) (c)	77,436	55,228
Bendigo & Adelaide Bank, Ltd.	64,688	509,442
Betmakers Technology Group, Ltd. (b)	71,137	57,145
BHP Group PLC	262,448	7,722,503
BHP Group, Ltd.	365,099	13,312,947
Bingo Industries, Ltd.	47,497	122,308
Blackmores, Ltd.	2,369	130,668
BlueScope Steel, Ltd.	65,927	1,086,904
Boral, Ltd. (b)	140,160	773,405
BrainChip Holdings, Ltd. (b) (c)	161,401	59,374
Brambles, Ltd.	189,726	1,629,477
Bravura Solutions, Ltd.	27,889	73,491
Breville Group, Ltd.	9,858	221,361
Brickworks, Ltd.	10,320	194,236
BWP Trust REIT	46,487	148,675
BWX, Ltd.	22,386	91,426
carsales.com, Ltd.	32,237	478,230
Cedar Woods Properties, Ltd.	15,936	80,278
Centuria Capital Group	43,479	90,744
Centuria Industrial REIT	47,221	131,878
Centuria Office REIT (c)	34,820	61,170
Chalice Mining, Ltd. (b)	30,131	167,847
Challenger, Ltd.	65,903	267,669
Champion Iron, Ltd. (b)	51,740	247,824
Charter Hall Group REIT	57,727	672,614
Charter Hall Long Wale REIT	66,357	236,633
Charter Hall Retail REIT	68,023	194,059
Charter Hall Social Infrastructure REIT	32,402	84,654
CIMIC Group, Ltd. (c)	10,985	163,126
City Chic Collective, Ltd. (b)	24,622	101,483
Cleanaway Waste Management, Ltd.	255,044	505,492
Clinuvel Pharmaceuticals, Ltd.	6,455	148,775
Cochlear, Ltd.	8,451	1,596,743

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Codan, Ltd.	10,768	$ 145,756
Coles Group, Ltd.	168,940	2,167,554
Collins Foods, Ltd.	10,417	89,702
Commonwealth Bank of Australia	219,876	16,485,735
Computershare, Ltd.	67,187	852,447
Cooper Energy, Ltd. (b)	188,865	36,866
Coronado Global Resources, Inc. CDI (b) (d)	78,147	49,282
Corporate Travel Management, Ltd. (b) (c)	11,274	181,890
Costa Group Holdings, Ltd.	49,359	122,656
Credit Corp. Group, Ltd.	8,972	200,253
Cromwell Property Group REIT	125,374	82,359
Crown Resorts, Ltd. (b)	53,460	478,009
CSL, Ltd.	56,393	12,074,105
CSR, Ltd.	60,538	261,786
Data#3, Ltd.	12,944	54,516
De Grey Mining, Ltd. (b)	96,762	89,715
Deterra Royalties, Ltd.	45,185	152,652
Dexus REIT	142,448	1,141,080
Dicker Data, Ltd. (c)	13,173	109,379
Domain Holdings Australia, Ltd. (b)	51,929	201,166
Domino's Pizza Enterprises, Ltd.	6,948	628,606
Downer EDI, Ltd.	102,742	431,177
Eagers Automotive, Ltd.	22,732	282,614
Elders, Ltd.	16,674	144,583
Electro Optic Systems Holdings, Ltd. (b) (c)	13,777	44,579
Emeco Holdings, Ltd. (b)	91,638	72,581
EML Payments, Ltd. (b)	43,295	113,113
Endeavour Group, Ltd. (b)	156,825	740,562
EVENT Hospitality and Entertainment, Ltd. (b)	11,828	112,242
Evolution Mining, Ltd.	208,958	705,939
Flight Centre Travel Group, Ltd. (b) (c)	19,076	212,671
Fortescue Metals Group, Ltd.	209,289	3,667,268
G8 Education, Ltd. (b)	123,292	93,024
Galaxy Resources, Ltd. (b)	58,703	161,742
GDI Property Group REIT	67,675	56,904
Genworth Mortgage Insurance Australia, Ltd. (b)	30,544	50,448
Glencore PLC	1,241,770	5,308,440
Gold Road Resources, Ltd.	85,928	81,283
Goodman Group REIT	207,807	3,302,756
Security Description	Shares	Value
GPT Group REIT	258,362	$ 950,430
GrainCorp, Ltd. Class A	34,811	134,853
Growthpoint Properties Australia, Ltd. REIT	24,433	74,656
GUD Holdings, Ltd.	8,091	72,831
GWA Group, Ltd. (c)	32,768	68,144
Hansen Technologies, Ltd.	29,249	136,363
Harvey Norman Holdings, Ltd.	71,585	294,509
Healius, Ltd.	80,610	280,198
Home Consortium, Ltd. REIT	14,306	58,427
HT&E, Ltd. (b) (c)	31,864	41,026
HUB24, Ltd. (c)	4,938	105,692
IDP Education, Ltd.	20,423	376,261
IGO, Ltd.	77,016	441,165
Iluka Resources, Ltd.	45,185	310,392
Imugene, Ltd. (b)	525,714	140,111
Incitec Pivot, Ltd.	222,888	398,253
Ingenia Communities Group REIT	29,902	137,836
Inghams Group, Ltd.	49,503	147,914
Insurance Australia Group, Ltd.	317,559	1,230,183
Integral Diagnostics, Ltd.	37,623	146,876
Integrated Research, Ltd.	33,401	48,772
InvoCare, Ltd. (c)	12,775	110,966
IOOF Holdings, Ltd.	96,661	309,867
IPH, Ltd.	26,936	157,733
IRESS, Ltd.	22,953	222,465
Irongate Group REIT	126,513	137,721
JB Hi-Fi, Ltd.	13,184	500,635
Johns Lyng Group, Ltd.	16,664	63,804
Jumbo Interactive, Ltd.	3,849	51,349
Juno Minerals, Ltd. (b)	16,913	2,476
Jupiter Mines, Ltd.	276,114	60,115
Kogan.com, Ltd. (c)	5,802	50,441
LendLease Corp., Ltd. Stapled Security	85,310	733,973
Lifestyle Communities, Ltd. (c)	8,230	96,449
Link Administration Holdings, Ltd.	65,766	248,844
Lovisa Holdings, Ltd.	8,077	92,473
Lynas Rare Earths, Ltd. (b)	127,163	545,120
Macquarie Group, Ltd.	42,083	4,942,221
Magellan Financial Group, Ltd.	16,858	681,660
Mayne Pharma Group, Ltd. (b)	178,522	42,888
McMillan Shakespeare, Ltd.	6,570	63,875
Medibank Pvt, Ltd.	367,946	872,904
Megaport, Ltd. (b)	17,180	237,708
Mesoblast, Ltd. (b) (c)	43,560	64,751

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Metcash, Ltd. (c)	150,901	$ 452,023
Mineral Resources, Ltd.	18,826	759,400
Mirvac Group REIT	530,706	1,163,409
Monadelphous Group, Ltd.	8,112	63,641
Nanosonics, Ltd. (b) (c)	34,472	151,915
National Australia Bank, Ltd.	408,636	8,043,865
National Storage REIT	150,472	223,674
nearmap, Ltd. (b) (c)	42,091	58,776
Netwealth Group, Ltd.	13,597	175,066
New Hope Corp., Ltd. (c)	83,313	108,207
Newcrest Mining, Ltd.	103,842	1,970,814
NEXTDC, Ltd. (b)	52,631	468,621
nib holdings, Ltd.	47,734	233,294
Nick Scali, Ltd.	7,545	66,387
Nickel Mines, Ltd.	109,119	81,102
Nine Entertainment Co. Holdings, Ltd.	170,361	372,185
Northern Star Resources, Ltd.	143,299	1,052,150
NRW Holdings, Ltd.	47,497	52,240
Nufarm, Ltd. (b)	39,475	135,732
OceanaGold Corp. (b) (c)	84,900	161,120
Oil Search, Ltd.	268,013	766,613
Omni Bridgeway, Ltd.	22,796	64,178
oOh!media, Ltd. (b)	54,746	71,926
Orica, Ltd.	46,295	461,559
Origin Energy, Ltd.	238,684	808,156
Orocobre, Ltd. (b)	47,432	230,394
Orora, Ltd.	103,568	258,920
OZ Minerals, Ltd.	56,778	958,235
Pact Group Holdings, Ltd.	44,824	124,511
Paladin Energy, Ltd. (b)	276,815	107,027
Pendal Group, Ltd.	36,137	218,667
Perenti Global, Ltd.	51,384	25,846
Perpetual, Ltd.	7,306	219,674
Perseus Mining, Ltd. (b)	156,849	171,921
Pilbara Minerals, Ltd. (b)	499,501	543,751
Pinnacle Investment Management Group, Ltd.	9,944	89,362
Platinum Asset Management, Ltd.	48,574	179,053
PointsBet Holdings, Ltd. (b)	14,832	142,307
PolyNovo, Ltd. (b) (c)	74,443	157,604
Premier Investments, Ltd.	8,796	188,533
Pro Medicus, Ltd.	6,177	272,307
Qantas Airways, Ltd. (b)	138,100	483,142
QBE Insurance Group, Ltd.	190,678	1,544,605
Qube Holdings, Ltd.	226,469	538,969
Ramelius Resources, Ltd.	75,907	96,593
Security Description	Shares	Value
Ramsay Health Care, Ltd.	21,967	$ 1,038,154
REA Group, Ltd.	6,550	831,190
Redbubble, Ltd. (b)	20,611	55,860
Reece, Ltd.	35,550	630,131
Regis Resources, Ltd.	71,880	127,355
Resolute Mining, Ltd. (b)	168,285	63,802
Rio Tinto PLC	139,456	11,460,839
Rio Tinto, Ltd.	45,649	4,340,079
Rural Funds Group REIT	73,646	146,518
Sandfire Resources, Ltd.	16,700	85,631
Santos, Ltd.	242,505	1,290,810
Scentre Group REIT	670,180	1,378,597
SeaLink Travel Group, Ltd.	11,966	85,163
SEEK, Ltd.	43,942	1,093,271
Select Harvests, Ltd.	16,007	81,117
Seven Group Holdings, Ltd. (c)	16,554	252,908
Shopping Centres Australasia Property Group REIT	114,124	215,910
Sigma Healthcare, Ltd.	183,261	81,862
Silver Lake Resources, Ltd. (b)	111,938	139,502
SmartGroup Corp., Ltd.	8,607	47,687
SolGold PLC (b)	80,170	31,564
Sonic Healthcare, Ltd.	58,976	1,700,208
South32, Ltd. (e)	10,757	23,658
South32, Ltd. (e)	566,672	1,246,507
Southern Cross Media Group, Ltd. (b)	24,760	38,850
Spark Infrastructure Group Stapled Security	189,980	320,912
St Barbara, Ltd.	99,406	127,243
Star Entertainment Group, Ltd. (b)	100,013	277,063
Steadfast Group, Ltd.	129,613	428,151
Stockland REIT	311,918	1,091,244
Suncorp Group, Ltd.	166,823	1,391,443
Super Retail Group, Ltd.	16,371	158,671
Sydney Airport Stapled Security (b)	152,653	663,559
Tabcorp Holdings, Ltd.	289,984	1,127,715
Tassal Group, Ltd.	26,851	72,167
Technology One, Ltd.	33,400	233,449
Telix Pharmaceuticals, Ltd. (b)	22,367	102,263
Telstra Corp., Ltd.	515,906	1,456,310
Temple & Webster Group, Ltd. (b)	8,580	69,503
Transurban Group Stapled Security	339,033	3,621,949
Treasury Wine Estates, Ltd.	89,413	784,041
Tyro Payments, Ltd. (b)	40,390	111,588

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
United Malt Grp, Ltd.	28,650	$ 96,360
Uniti Group, Ltd. (b) (c)	66,189	164,479
Vicinity Centres REIT	444,052	515,060
Viva Energy Group, Ltd. (d)	81,264	117,747
Washington H Soul Pattinson & Co., Ltd. (c)	13,134	332,590
Waypoint REIT	75,398	148,305
Webjet, Ltd. (b)	34,421	126,882
Wesfarmers, Ltd.	140,524	6,234,957
West African Resources, Ltd. (b)	90,277	67,437
Western Areas, Ltd.	34,077	61,144
Westgold Resources, Ltd. (b)	42,610	60,140
Westpac Banking Corp.	454,673	8,810,136
Whitehaven Coal, Ltd. (b)	130,725	190,395
WiseTech Global, Ltd.	17,429	417,798
Woodside Petroleum, Ltd.	121,520	2,026,244
Woolworths Group, Ltd.	156,825	4,489,289
Worley, Ltd.	42,656	383,007
Zip Co., Ltd. (b) (c)	54,762	311,222
		208,136,843
AUSTRIA — 0.2%
Agrana Beteiligungs AG	607	14,649
ams AG (b)	36,788	738,665
ANDRITZ AG	7,538	423,545
AT&S Austria Technologie & Systemtechnik AG (b)	4,273	184,958
BAWAG Group AG (d)	8,381	446,064
CA Immobilien Anlagen AG	8,392	349,816
DO & Co. AG (b)	757	68,317
Erste Group Bank AG	34,715	1,273,755
EVN AG	5,757	135,725
FACC AG (b) (c)	6,220	69,263
IMMOFINANZ AG (b)	10,275	230,908
Lenzing AG (b)	1,374	168,157
Oesterreichische Post AG	4,115	218,867
OMV AG	18,300	1,041,044
Palfinger AG	2,748	115,201
Porr AG (b)	3,398	64,475
Raiffeisen Bank International AG	21,548	488,077
S IMMO AG	4,849	116,159
S&T AG	4,086	93,520
Schoeller-Bleckmann Oilfield Equipment AG (b)	1,349	56,712
Semperit AG Holding	1,065	42,815
Telekom Austria AG	20,116	171,760
UNIQA Insurance Group AG	23,821	207,350
Security Description	Shares	Value
Verbund AG	8,003	$ 736,958
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,462	149,952
Voestalpine AG	13,639	555,432
Wienerberger AG	14,313	551,648
Zumtobel Group AG	2,928	29,515
		8,743,307
BELGIUM — 0.6%
Ackermans & van Haaren NV	2,756	465,412
Aedifica SA REIT	4,316	569,672
Ageas SA/NV	21,577	1,197,527
AGFA-Gevaert NV (b)	20,285	94,179
Anheuser-Busch InBev SA/NV	94,682	6,827,956
Barco NV	7,204	197,178
Befimmo SA REIT	2,488	98,842
Bekaert SA	3,753	167,257
bpost SA (b)	10,354	123,893
Cie d'Entreprises CFE	691	72,112
Cofinimmo SA REIT	3,481	530,051
D'ieteren Group	2,763	334,218
Econocom Group SA	27,987	106,207
Elia Group SA (c)	4,133	436,218
Etablissements Franz Colruyt NV	6,535	365,483
Euronav NV	23,225	215,934
Fagron	6,352	141,843
Galapagos NV (b)	5,280	366,176
Gimv NV	1,974	126,412
Groupe Bruxelles Lambert SA	14,441	1,615,628
Immobel SA (c)	500	43,226
Intervest Offices & Warehouses NV REIT	5,766	156,246
Ion Beam Applications	4,121	81,419
KBC Ancora	4,469	190,686
KBC Group NV	30,809	2,349,291
Kinepolis Group NV (b)	1,145	61,810
Melexis NV	2,489	258,422
Mithra Pharmaceuticals SA (b) (c)	1,371	38,614
Montea NV REIT	1,625	191,167
Ontex Group NV (b)	6,500	80,938
Orange Belgium SA	3,420	76,735
Proximus SADP	17,877	345,354
Recticel SA	8,030	135,223
Retail Estates NV REIT	1,506	122,339
Sofina SA	1,948	840,427
Solvay SA	9,133	1,161,065
Telenet Group Holding NV	5,514	207,550
Tessenderlo Group SA (b)	2,269	95,793
UCB SA	15,196	1,588,727

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Umicore SA	24,290	$ 1,483,485
Van de Velde NV	621	18,411
VGP NV	800	157,867
Warehouses De Pauw CVA REIT	17,108	653,286
X-Fab Silicon Foundries SE (b) (d)	6,093	57,806
Xior Student Housing NV REIT	2,160	130,126
		24,578,211
BRAZIL — 1.7%
3R PETROLEUM OLEO E GAS SA (b)	14,600	131,922
Adecoagro SA (b)	17,200	172,688
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (b)	72,400	143,131
AES Brasil Energia SA	22,400	62,050
Aliansce Sonae Shopping Centers SA	14,000	81,023
Alpargatas SA Preference Shares (b)	24,400	244,056
Alupar Investimento SA	19,900	104,619
Ambev SA	587,367	1,998,138
Ambipar Participacoes e Empreendimentos S/A	11,000	99,744
Anima Holding SA (b)	73,989	203,631
Arcos Dorados Holdings, Inc. Class A (b)	13,353	79,717
Arezzo Industria e Comercio SA	6,200	116,763
Atacadao SA	79,800	333,968
Azul SA Preference Shares (b)	33,500	293,017
B2W Cia Digital (b)	26,294	347,209
B3 SA - Brasil Bolsa Balcao	762,903	2,557,276
Banco ABC Brasil SA Preference Shares	16,392	51,876
Banco Bradesco SA Preference Shares	602,202	3,087,908
Banco Bradesco SA	182,100	793,309
Banco BTG Pactual SA	37,577	914,067
Banco do Brasil SA	106,700	683,215
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	21,600	57,079
Banco Inter SA	40,536	628,416
Banco Inter SA (b)	5,049	25,809
Banco Inter SA, Preference Shares	10,099	52,650
Banco Pan SA Preference Shares	45,500	218,167
Security Description	Shares	Value
Banco Santander Brasil SA	49,000	$ 395,488
BB Seguridade Participacoes SA	82,400	379,334
BK Brasil Operacao e Assessoria a Restaurantes SA (b)	31,656	75,199
Boa Vista Servicos SA	62,800	137,543
BR Malls Participacoes SA (b)	145,082	293,180
BR Properties SA	23,500	42,946
Bradespar SA Preference Shares	30,400	450,319
Braskem SA Class A, Preference Shares (b)	30,800	365,523
BRF SA (b)	77,900	424,287
C&A Modas Ltda (b)	18,000	51,512
Camil Alimentos SA	18,200	34,602
CCR SA	164,600	441,199
Centrais Eletricas Brasileiras SA	45,400	390,589
Centrais Eletricas Brasileiras SA Class B, Preference Shares	33,200	286,291
Cia Brasileira de Distribuicao	18,500	142,533
Cia de Locacao das Americas	49,500	270,394
Cia de Saneamento Basico do Estado de Sao Paulo	46,600	339,713
Cia de Saneamento de Minas Gerais-COPASA	25,800	79,644
Cia de Saneamento do Parana Preference Shares	41,300	34,486
Cia de Saneamento do Parana	20,500	84,854
Cia Energetica de Minas Gerais Preference Shares	148,780	359,656
Cia Energetica de Sao Paulo Class B, Preference Shares	31,300	149,331
Cia Energetica do Ceara Class A, Preference Shares	1,500	18,235
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	4,400	38,880
Cia Hering	15,100	102,947
Cia Paranaense de Energia Preference Shares	123,000	145,359
Cia Siderurgica Nacional SA	88,900	779,360
Cielo SA	206,639	149,898

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Cogna Educacao (b)	280,063	$ 241,672
Construtora Tenda SA	10,700	53,416
Cosan SA	123,880	591,521
CPFL Energia SA	27,000	144,797
Cruzeiro do Sul Educacional SA	39,700	120,733
CVC Brasil Operadora e Agencia de Viagens SA (b)	40,715	224,921
Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,400	215,825
Duratex SA	36,500	173,122
EcoRodovias Infraestrutura e Logistica SA (b)	35,529	83,975
EDP - Energias do Brasil SA	35,600	125,434
Embraer SA (b)	88,300	332,059
Enauta Participacoes SA	8,500	30,508
Energisa SA	20,900	194,095
Eneva SA (b)	80,400	272,067
Engie Brasil Energia SA	24,466	190,887
Equatorial Energia SA	119,300	589,623
Even Construtora e Incorporadora SA	11,100	23,139
Ez Tec Empreendimentos e Participacoes SA	13,200	81,838
Fleury SA	24,200	125,007
Gerdau SA Preference Shares	154,600	912,284
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,857	122,887
Grendene SA	42,700	85,352
Grupo De Mona Soma SA (b)	32,800	104,194
Grupo Mateus SA (b)	120,500	190,193
Grupo SBF SA (b)	10,267	78,284
Guararapes Confeccoes SA	16,300	67,664
Hapvida Participacoes e Investimentos SA (d)	154,041	473,066
Hidrovias do Brasil SA (b)	120,200	154,027
Hypera SA	46,500	319,431
Iguatemi Empresa de Shopping Centers SA	12,000	96,735
Instituto Hermes Pardini SA	9,200	38,503
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (b)	24,100	137,842
Iochpe Maxion SA (b)	18,100	57,822
IRB Brasil Resseguros SA	111,593	128,320
Security Description	Shares	Value
Itau Unibanco Holding SA Preference Shares	596,903	$ 3,544,887
Itausa SA Preference Shares	557,765	1,239,391
Jereissati Participacoes SA	3,700	24,871
JHSF Participacoes SA	32,024	46,397
Klabin SA (b)	93,328	489,903
Light SA	40,300	122,558
Localiza Rent a Car SA	73,566	938,295
Locaweb Servicos de Internet SA (d)	51,165	275,920
LOG Commercial Properties e Participacoes SA	7,400	46,867
Lojas Americanas SA Preference Shares	120,967	520,236
Lojas Quero Quero S/A	30,200	137,884
Lojas Renner SA	111,245	980,573
M Dias Branco SA	11,500	74,759
Magazine Luiza SA	365,152	1,539,098
Mahle-Metal Leve SA	4,100	27,233
Marcopolo SA Preference Shares	86,300	58,303
Marfrig Global Foods SA	58,600	223,523
Meliuz SA	15,000	147,344
Metalurgica Gerdau SA Preference Shares	111,300	306,761
Minerva SA	36,335	67,850
Movida Participacoes SA	19,000	74,556
MPM Corporeos SA	39,700	150,323
MRV Engenharia e Participacoes SA	49,600	161,417
Multiplan Empreendimentos Imobiliarios SA	36,014	168,664
Natura & Co. Holding SA (b)	118,137	1,335,850
Notre Dame Intermedica Participacoes SA	65,577	1,109,928
Odontoprev SA	34,600	89,847
Omega Geracao SA (b)	20,740	157,063
Pet Center Comercio e Participacoes SA	49,100	252,063
Petro Rio SA (b)	71,610	278,143
Petrobras Distribuidora SA	101,200	538,082
Petroleo Brasileiro SA Preference Shares	588,200	3,449,829
Petroleo Brasileiro SA	461,700	2,787,029
Qualicorp Consultoria e Corretora de Seguros SA	32,700	188,399
Raia Drogasil SA	135,700	668,244
Randon SA Implementos e Participacoes Preference Shares	25,700	69,502

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Rede D'Or Sao Luiz SA (d)	28,900	$ 397,574
Rumo SA (b)	168,171	641,804
Santos Brasil Participacoes SA (b)	50,481	90,844
Sao Martinho SA (b)	22,700	163,492
Sendas Distribuidora SA	22,200	382,871
Sequoia Logistica e Transportes SA (b)	24,000	134,592
SIMPAR SA	16,600	184,002
SLC Agricola SA	13,200	135,003
StoneCo, Ltd. BDR (b)	211	14,171
Sul America SA	45,059	312,315
Suzano SA (b)	90,609	1,080,009
Telefonica Brasil SA	66,485	556,487
TIM SA	97,600	224,265
TOTVS SA	68,100	510,969
Transmissora Alianca de Energia Eletrica SA	25,200	185,314
Trisul SA	13,700	26,620
Tupy SA (b)	11,000	52,042
Ultrapar Participacoes SA	86,600	317,382
Unipar Carbocloro SA Preference Shares	7,700	150,843
Vale SA	494,706	11,165,231
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (b)	15,300	172,671
Via Varejo S/A (b)	171,980	541,181
Vivara Participacoes SA	13,600	89,170
WEG SA	209,540	1,406,858
Wheaton Precious Metals Corp.	57,103	2,519,670
Yara International ASA	20,870	1,099,136
YDUQS Participacoes SA	42,100	275,529
		71,847,630
CANADA — 6.5%
Absolute Software Corp.	5,500	79,637
Advantage Energy, Ltd. (b) (c)	20,000	81,725
Aecon Group, Inc.	7,000	101,752
Ag Growth International, Inc.	2,000	62,214
Agnico Eagle Mines, Ltd.	31,319	1,895,883
Air Canada (b)	22,100	455,100
AirBoss of America Corp. (c)	4,300	123,274
Alamos Gold, Inc. Class A	52,091	398,370
Algonquin Power & Utilities Corp. (c)	75,599	1,127,605
Alimentation Couche-Tard, Inc. Class B	106,300	3,910,171
Security Description	Shares	Value
Allied Properties Real Estate Investment Trust	7,300	$ 265,578
AltaGas, Ltd. (c)	36,200	760,659
Altius Minerals Corp.	8,500	116,898
Altus Group, Ltd.	4,700	218,053
Andlauer Healthcare Group, Inc.	1,000	29,621
ARC Resources, Ltd. (c)	89,585	763,241
Aritzia, Inc. (b)	10,000	299,443
Artis Real Estate Investment Trust	7,800	70,611
Atco, Ltd. Class I	9,900	351,453
Atlas Corp. (c)	12,100	172,425
ATS Automation Tooling Systems, Inc. (b)	8,600	247,103
Aurinia Pharmaceuticals, Inc. (b)	12,600	163,516
Aurora Cannabis, Inc. (b) (c)	21,541	195,353
AutoCanada, Inc. (b) (c)	3,000	120,988
B2Gold Corp.	135,300	568,166
Badger Infrastructure Solutions, Ltd.	4,100	124,559
Ballard Power Systems, Inc. (b)	29,300	531,910
Bank of Montreal	80,416	8,251,358
Bank of Nova Scotia	151,400	9,856,956
Barrick Gold Corp. (e)	172,917	3,580,386
Barrick Gold Corp. (e)	45,552	940,943
BCE, Inc.	19,479	961,602
Birchcliff Energy, Ltd. (c)	43,800	183,930
BlackBerry, Ltd. (b) (c)	66,400	812,372
Boardwalk Real Estate Investment Trust	2,700	89,135
Bombardier, Inc. Class B (b)	249,700	235,927
Boralex, Inc. Class A	9,600	292,659
Boyd Group Services, Inc.	2,800	510,074
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)	1,107	58,555
Brookfield Asset Management, Inc. Class A	160,625	8,203,121
Brookfield Infrastructure Corp. Class A (c)	4,500	339,526
CAE, Inc. (b)	34,200	1,054,475
Calibre Mining Corp. (b)	23,200	30,913
Cameco Corp.	49,700	953,624
Canaccord Genuity Group, Inc.	20,300	222,623
Canacol Energy, Ltd.	16,900	46,266
Canada Goose Holdings, Inc. (b) (c)	6,900	301,899

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Canadian Apartment Properties REIT	9,800	$ 459,966
Canadian Imperial Bank of Commerce	56,200	6,404,249
Canadian National Railway Co.	88,700	9,368,548
Canadian Natural Resources, Ltd.	148,500	5,396,511
Canadian Pacific Railway, Ltd.	83,600	6,435,235
Canadian Tire Corp., Ltd. Class A (c)	7,700	1,219,763
Canadian Utilities, Ltd. Class A	15,200	422,256
Canadian Western Bank (c)	10,200	286,651
Canfor Corp. (b)	11,300	258,797
Canopy Growth Corp. (b) (c)	28,500	690,002
Capital Power Corp.	14,400	476,201
Capstone Mining Corp. (b) (c)	56,300	244,605
Cargojet, Inc.	1,000	148,615
Cascades, Inc.	10,200	125,698
CCL Industries, Inc. Class B	18,400	1,014,429
Celestica, Inc. (b)	15,400	120,882
Cenovus Energy, Inc.	170,682	1,634,732
Centerra Gold, Inc.	25,200	191,498
CGI, Inc. (b)	28,900	2,623,008
Choice Properties Real Estate Investment Trust	26,600	306,964
Chorus Aviation, Inc. (b) (c)	7,200	27,619
CI Financial Corp.	23,500	431,741
Cineplex, Inc. (b) (c)	7,400	89,041
Cogeco Communications, Inc.	1,900	185,980
Cogeco, Inc.	500	38,819
Colliers International Group, Inc. (c)	3,600	403,579
Cominar Real Estate Investment Trust	9,500	83,853
Computer Modelling Group, Ltd.	15,200	62,725
Constellation Software, Inc.	2,500	3,790,297
Converge Technology Solutions Corp. (b)	21,700	179,096
Corby Spirit and Wine, Ltd.	1,300	18,918
Corus Entertainment, Inc. Class B (c)	27,200	139,701
Crescent Point Energy Corp. (c)	62,100	281,338
Crombie Real Estate Investment Trust	10,200	146,126
Security Description	Shares	Value
Cronos Group, Inc. (b) (c)	23,000	$ 198,369
CT Real Estate Investment Trust	8,000	105,823
Denison Mines Corp. (b)	93,500	114,015
Descartes Systems Group, Inc. (b)	10,800	747,706
Docebo, Inc. (b)	1,900	112,561
Dollarama, Inc.	36,800	1,686,209
Dream Industrial Real Estate Investment Trust	14,100	173,987
Dream Office Real Estate Investment Trust	3,000	55,625
DREAM Unlimited Corp. Class A	4,365	93,342
Dundee Precious Metals, Inc.	20,800	126,147
Dye & Durham, Ltd.	8,800	338,483
ECN Capital Corp.	27,300	205,031
Element Fleet Management Corp. (c)	56,900	664,438
Emera, Inc.	31,200	1,417,014
Empire Co., Ltd. Class A	21,700	685,189
Enbridge, Inc.	253,000	10,140,023
Endeavour Silver Corp. (b) (c)	40,100	245,788
Enerflex, Ltd.	10,500	71,142
Enerplus Corp.	29,500	212,263
Enghouse Systems, Ltd.	4,800	213,932
Enthusiast Gaming Holdings, Inc. (b)	23,800	141,458
Equinox Gold Corp. (b) (c)	36,718	255,303
Equitable Group, Inc.	1,300	139,658
ERO Copper Corp. (b)	7,600	159,635
Evertz Technologies, Ltd.	2,400	27,890
Exchange Income Corp.	2,400	77,254
Extendicare, Inc. (c)	10,000	68,723
Fairfax Financial Holdings, Ltd.	3,300	1,448,664
Fiera Capital Corp. (c)	8,400	73,804
Finning International, Inc.	19,000	497,900
First Capital Real Estate Investment Trust	12,600	179,084
First Majestic Silver Corp. (c)	23,400	370,001
First National Financial Corp.	2,400	95,376
FirstService Corp. (c)	5,000	858,475
Fortis, Inc.	57,961	2,568,295
Fortuna Silver Mines, Inc. (b) (c)	21,600	120,533
Franco-Nevada Corp.	23,863	3,466,620
Freehold Royalties, Ltd. (c)	12,300	97,045
GDI Integrated Facility Services, Inc. (b)	1,400	58,033

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
George Weston, Ltd.	9,727	$ 928,083
GFL Environmental, Inc. (c)	23,600	755,093
Gibson Energy, Inc. (c)	17,200	329,888
Gildan Activewear, Inc.	24,900	919,750
goeasy, Ltd. (c)	2,100	269,016
Granite Real Estate Investment Trust	3,300	219,805
Great Canadian Gaming Corp. (b)	6,200	222,856
Great-West Lifeco, Inc.	34,200	1,016,914
H&R Real Estate Investment Trust	16,500	213,196
HEXO Corp. (b) (c)	17,100	99,427
HLS Therapeutics, Inc.	1,900	25,977
Home Capital Group, Inc. (b) (c)	5,800	174,239
Hudbay Minerals, Inc.	27,600	183,881
Hydro One, Ltd. (d)	41,500	1,004,070
iA Financial Corp., Inc.	13,700	746,679
IAMGOLD Corp. (b)	55,600	163,886
IGM Financial, Inc. (c)	9,600	339,252
Imperial Oil, Ltd. (c)	32,200	982,408
Innergex Renewable Energy, Inc.	14,000	243,640
Intact Financial Corp.	19,500	2,652,019
Inter Pipeline, Ltd.	54,800	891,723
Interfor Corp. (c)	7,900	198,026
InterRent Real Estate Investment Trust	7,112	96,833
Intertape Polymer Group, Inc.	8,100	187,995
Ivanhoe Mines, Ltd. Class A (b) (c)	70,700	510,995
Jamieson Wellness, Inc. (d)	5,900	161,043
K92 Mining, Inc. (b)	38,400	277,852
Keyera Corp. (c)	28,400	763,954
Killam Apartment Real Estate Investment Trust	9,200	150,597
Kinaxis, Inc. (b)	3,200	421,404
Kinross Gold Corp.	151,600	962,268
Kirkland Lake Gold, Ltd.	34,940	1,347,883
Knight Therapeutics, Inc. (b) (c)	11,900	50,452
Labrador Iron Ore Royalty Corp. (c)	7,500	284,483
Largo Resources, Ltd. (b)	3,640	56,733
Lassonde Industries, Inc. Class A	400	55,883
Laurentian Bank of Canada	5,100	179,939
LifeWorks, Inc.	8,000	215,909
Lightspeed POS, Inc. (b)	13,100	1,097,573
Linamar Corp.	5,300	332,775
Security Description	Shares	Value
Lithium Americas Corp. (b) (c)	23,000	$ 342,130
Loblaw Cos., Ltd.	21,500	1,324,586
Lundin Gold, Inc. (b)	7,200	60,528
MAG Silver Corp. (b) (c)	9,700	203,040
Magna International, Inc.	35,300	3,271,728
Manulife Financial Corp.	244,400	4,815,764
Maple Leaf Foods, Inc.	9,400	195,318
Martinrea International, Inc.	9,400	99,215
Maverix Metals, Inc.	11,300	61,140
MEG Energy Corp. (b)	32,000	231,802
Methanex Corp.	7,600	252,188
Metro, Inc.	31,257	1,500,124
Mind Medicine MindMed, Inc. (b) (c)	39,800	138,527
Minto Apartment Real Estate Investment Trust (d)	1,600	30,933
Morguard Corp.	1,200	136,784
Morguard North American Residential Real Estate Investment Trust	5,100	69,192
MTY Food Group, Inc. (b)	2,100	92,544
Mullen Group, Ltd. (c)	9,800	105,732
National Bank of Canada	41,900	3,139,032
New Gold, Inc. (b)	75,400	135,785
New Pacific Metals Corp. (b)	9,100	43,799
NexGen Energy, Ltd. (b)	68,300	281,297
NFI Group, Inc.	7,500	170,617
North West Co., Inc. (c)	5,900	167,666
Northland Power, Inc. (c)	27,500	939,171
NorthWest Healthcare Properties Real Estate Investment Trust	10,300	105,886
Novagold Resources, Inc. (b)	29,000	232,787
Nutrien, Ltd. (c)	70,118	4,253,059
Nuvei Corp. (b) (d)	7,000	573,544
Onex Corp.	9,300	676,002
Open Text Corp.	35,000	1,779,254
Organigram Holdings, Inc. (b)	27,200	77,978
Orla Mining, Ltd. (b) (c)	14,600	60,367
Osisko Gold Royalties, Ltd.	14,698	201,663
Osisko Mining, Inc. (b)	34,100	85,092
Pan American Silver Corp.	26,700	763,288
Paramount Resources, Ltd. Class A (b)	9,100	126,105
Parex Resources, Inc. (b)	15,800	264,120
Park Lawn Corp.	3,100	83,464
Parkland Corp. (c)	18,900	611,430
Pason Systems, Inc.	21,600	155,768

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Pembina Pipeline Corp. (c)	69,748	$ 2,218,666
Peyto Exploration & Development Corp.	27,200	183,413
Power Corp. of Canada (c)	71,253	2,254,456
PrairieSky Royalty, Ltd. (c)	23,594	285,994
Premium Brands Holdings Corp. (c)	5,700	579,666
Pretium Resources, Inc. (b)	23,800	227,948
PyroGenesis Canada, Inc. (b) (c)	24,900	130,301
Quebecor, Inc. Class B	22,300	595,363
Real Matters, Inc. (b)	11,000	158,831
Recipe Unlimited Corp. (b) (c)	1,800	30,889
Restaurant Brands International, Inc.	36,246	2,337,857
Richelieu Hardware, Ltd. (c)	6,300	204,115
RioCan Real Estate Investment Trust	17,800	317,390
Ritchie Bros Auctioneers, Inc.	13,900	824,930
Rogers Communications, Inc. Class B	44,800	2,384,172
Rogers Sugar, Inc. (c)	17,400	81,218
Roxgold, Inc. (b)	34,500	52,657
Royal Bank of Canada	177,200	17,971,855
Russel Metals, Inc. (c)	7,300	199,670
Sabina Gold & Silver Corp. (b)	54,400	76,880
Sandstorm Gold, Ltd. (b)	26,400	208,718
Saputo, Inc.	31,100	928,504
Savaria Corp. (c)	7,800	126,231
Score Media & Gaming, Inc. (b) (c)	5,800	116,440
Seabridge Gold, Inc. (b)	6,300	110,503
Shaw Communications, Inc. Class B	61,608	1,786,597
Shopify, Inc. Class A (b)	14,000	20,495,986
Sienna Senior Living, Inc. (c)	7,100	94,262
Sierra Wireless, Inc. (b) (c)	7,300	138,537
Silvercorp Metals, Inc. (c)	20,600	113,123
SilverCrest Metals, Inc. (b) (c)	15,900	139,444
Slate Grocery REIT	2,100	21,792
Sleep Country Canada Holdings, Inc. (d)	4,300	103,029
SmartCentres Real Estate Investment Trust	8,500	201,603
SNC-Lavalin Group, Inc. (c)	20,600	536,502
Security Description	Shares	Value
Solaris Resources, Inc. (b)	14,800	$ 144,020
Spin Master Corp. (b) (d)	3,200	124,610
Sprott, Inc.	2,970	117,020
SSR Mining, Inc.	25,704	401,865
Stantec, Inc.	14,400	643,191
Stelco Holdings, Inc.	4,200	123,460
Stella-Jones, Inc.	7,000	252,289
Summit Industrial Income REIT	8,800	126,283
Sun Life Financial, Inc.	72,200	3,726,903
Suncor Energy, Inc.	187,764	4,501,908
SunOpta, Inc. (b)	7,900	96,780
Superior Plus Corp. (c)	20,700	255,260
TC Energy Corp. (c)	117,936	5,842,037
Teck Resources, Ltd. Class B	61,600	1,420,237
TELUS Corp.	56,504	1,268,522
TFI International, Inc.	11,800	1,078,419
Thomson Reuters Corp.	22,130	2,200,490
Timbercreek Financial Corp.	17,500	134,822
TMX Group, Ltd.	7,200	761,341
Topaz Energy Corp. (c)	8,700	121,546
Torex Gold Resources, Inc. (b)	10,000	115,319
Toromont Industries, Ltd.	10,500	915,772
Toronto-Dominion Bank	226,157	15,865,508
Tourmaline Oil Corp.	33,400	955,634
TransAlta Corp.	32,400	323,137
TransAlta Renewables, Inc. (c)	12,500	210,268
Transcontinental, Inc. Class A	8,600	161,680
Tricon Residential, Inc. (c)	22,100	254,499
Trillium Therapeutics, Inc. (b)	10,000	96,988
Trisura Group, Ltd. (b)	900	120,497
Uranium Participation Corp. (b) (c)	16,000	70,678
Vermilion Energy, Inc. (b)	18,600	163,124
Victoria Gold Corp. (b)	3,000	44,698
Village Farms International, Inc. (b) (c)	16,400	176,012
Wallbridge Mining Co., Ltd. (b) (c)	46,500	19,902
Well Health Technologies Corp. (b) (c)	14,000	99,265
Wesdome Gold Mines, Ltd. (b)	16,300	154,799
West Fraser Timber Co., Ltd.	10,810	776,857
Westport Fuel Systems, Inc. (b)	17,400	92,459
Westshore Terminals Investment Corp. (c)	5,200	71,724

See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Whitecap Resources, Inc. (c)	66,200	$ 329,316
Winpak, Ltd.	3,800	118,668
WPT Industrial Real Estate Investment Trust	5,700	103,341
WSP Global, Inc.	14,200	1,659,323
Yamana Gold, Inc.	114,200	481,405
		272,732,199
CAYMAN ISLANDS — 0.0% (a)
Beyondspring, Inc. (b)	7,600	79,344
CHILE — 0.2%
AES Gener SA	416,056	57,039
Aguas Andinas SA Class A	331,152	68,676
Antofagasta PLC	47,584	943,625
Banco de Chile	5,332,419	530,891
Banco de Credito e Inversiones SA	5,934	252,654
Banco Santander Chile	7,736,993	385,835
CAP SA	8,595	148,737
Cencosud SA	162,697	326,484
Cencosud Shopping SA	60,031	99,020
Cia Sud Americana de Vapores SA	1,462,277	127,327
Colbun SA	899,397	126,749
Embotelladora Andina SA Class B, Preference Shares (b)	41,639	97,236
Empresa Nacional de Telecomunicaciones SA	17,714	98,288
Empresas CMPC SA	131,968	317,183
Empresas COPEC SA	45,744	454,230
Enel Americas SA	2,503,175	370,606
Enel Chile SA	3,153,263	182,974
Engie Energia Chile SA	71,134	53,834
Falabella SA	88,290	396,384
Forus SA	37,877	63,617
Grupo Security SA	204,548	34,698
Inversiones Aguas Metropolitanas SA	41,746	22,991
Inversiones La Construccion SA	3,247	15,252
Itau CorpBanca (b)	17,520,243	48,871
Lundin Mining Corp.	82,200	742,143
Parque Arauco SA (b)	67,993	96,184
Ripley Corp. SA (b)	96,292	24,995
SMU SA	287,875	34,457
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	15,915	756,286
SONDA SA	96,773	55,304
Security Description	Shares	Value
Vina Concha y Toro SA	42,844	$ 76,178
		7,008,748
CHINA — 10.2%
111, Inc. ADR (b) (c)	4,800	43,608
17 Education & Technology Group, Inc. ADR (b)	23,000	83,950
21Vianet Group, Inc. ADR (b)	14,400	330,480
360 DigiTech, Inc. ADR (b)	12,700	531,368
360 Security Technology, Inc. Class A (b)	27,600	52,160
361 Degrees International, Ltd. (b)	183,000	99,679
3SBio, Inc. (b) (c) (d)	135,500	167,503
51job, Inc. ADR (b)	3,900	303,303
AAC Technologies Holdings, Inc. (c)	83,000	620,962
AECC Aviation Power Co., Ltd. Class A	35,700	293,906
Agile Group Holdings, Ltd.	166,000	215,039
Agora, Inc. ADR (b) (c)	7,800	327,288
Agricultural Bank of China, Ltd. Class A	512,900	240,539
Agricultural Bank of China, Ltd. Class H	3,293,000	1,144,897
Aier Eye Hospital Group Co., Ltd. Class A	35,500	390,009
Air China, Ltd. Class A	43,000	51,780
Air China, Ltd. Class H (b) (c)	186,000	136,760
Airtac International Group	16,000	617,317
AK Medical Holdings, Ltd. (d)	34,000	59,981
Akeso, Inc. (b) (d)	30,000	242,021
Alibaba Group Holding, Ltd. ADR (b)	6,900	1,564,782
Alibaba Group Holding, Ltd. (b)	1,822,900	51,641,224
Alibaba Health Information Technology, Ltd. (b)	521,500	1,156,374
A-Living Smart City Services Co., Ltd. (c) (d)	70,000	348,384
Alphamab Oncology (b) (d)	45,000	143,996
Aluminum Corp. of China, Ltd. Class A (b)	84,600	69,400
Aluminum Corp. of China, Ltd. Class H (b)	462,000	275,444
Angel Yeast Co., Ltd. Class A	12,900	108,577
Anhui Conch Cement Co., Ltd. Class A	28,700	182,350

See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Anhui Conch Cement Co., Ltd. Class H	148,000	$ 785,181
Anhui Gujing Distillery Co., Ltd. Class A	2,100	77,846
Anhui Gujing Distillery Co., Ltd. Class B	20,900	289,312
Anhui Kouzi Distillery Co., Ltd. Class A	9,700	101,626
ANTA Sports Products, Ltd.	135,000	3,177,759
Ascentage Pharma Group International (b) (d)	16,900	102,281
Asia Cement China Holdings Corp.	42,500	33,274
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	322,954
Autobio Diagnostics Co., Ltd. Class A	3,640	42,688
Autohome, Inc. ADR	8,400	537,264
Avary Holding Shenzhen Co., Ltd. Class A	11,300	62,754
Avic Aviation High-Technology Co., Ltd. Class A	10,300	49,070
AVIC Electromechanical Systems Co., Ltd. Class A	59,600	92,894
AVIC Jonhon Optronic Technology Co., Ltd. Class A	7,100	86,837
AVIC Shenyang Aircraft Co., Ltd. Class A	19,460	181,623
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	17,000	69,149
AviChina Industry & Technology Co., Ltd. Class H	321,000	212,461
Baidu, Inc. ADR (b)	32,700	6,667,530
Baidu, Inc. Class A (b)	7,150	183,587
Bank of Beijing Co., Ltd. Class A	187,700	141,483
Bank of Chengdu Co., Ltd. Class A	77,900	152,403
Bank of China, Ltd. Class A	241,900	115,318
Bank of China, Ltd. Class H	9,811,000	3,524,751
Bank of Communications Co., Ltd. Class A	270,300	204,999
Bank of Communications Co., Ltd. Class H	1,112,000	747,457
Bank of Hangzhou Co., Ltd. Class A	58,900	134,468
Bank of Jiangsu Co., Ltd. Class A	156,780	172,290
Bank of Nanjing Co., Ltd. Class A	46,000	74,900
Security Description	Shares	Value
Bank of Ningbo Co., Ltd. Class A	41,400	$ 249,713
Bank of Shanghai Co., Ltd. Class A	102,500	130,091
Baoshan Iron & Steel Co., Ltd. Class A	184,000	217,581
Baozun, Inc. ADR (b)	9,900	350,856
BC Technology Group, Ltd. (b)	21,000	49,919
BeiGene, Ltd. ADR (b)	5,900	2,024,821
Beijing Capital International Airport Co., Ltd. Class H (b) (c)	220,000	145,895
Beijing Dabeinong Technology Group Co., Ltd. Class A	67,200	70,728
Beijing Enterprises Holdings, Ltd.	58,000	205,760
Beijing Enterprises Urban Resources Group, Ltd. (b)	196,000	25,239
Beijing Enterprises Water Group, Ltd.	662,000	250,620
Beijing Jingneng Clean Energy Co., Ltd. Class H	138,000	33,230
Beijing New Building Materials PLC Class A	10,400	63,181
Beijing Shunxin Agriculture Co., Ltd. Class A	10,900	71,161
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,600	66,795
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	30,000	49,525
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	296,500	242,768
BEST, Inc. ADR (b) (c)	26,700	47,526
Betta Pharmaceuticals Co., Ltd. Class A	2,800	46,909
BGI Genomics Co., Ltd. Class A	2,500	45,892
Bilibili, Inc. ADR (b)	20,000	2,436,800
Bit Digital, Inc. (b) (c)	15,200	103,968
BIT Mining, Ltd. ADR (b)	13,400	105,726
BOC Hong Kong Holdings, Ltd.	465,000	1,577,773
BOE Technology Group Co., Ltd. Class A	220,700	213,156
Bosideng International Holdings, Ltd.	324,000	231,552
Brilliance China Automotive Holdings, Ltd. (f)	364,000	256,624

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (c) (d)	223,200	$ 704,160
Burning Rock Biotech, Ltd. ADR (b)	5,300	156,138
BYD Co., Ltd. Class A	14,700	571,086
BYD Co., Ltd. Class H (c)	99,500	2,975,064
BYD Electronic International Co., Ltd. (c)	81,000	531,944
By-health Co., Ltd. Class A	11,400	58,051
C&D International Investment Group, Ltd. (b) (c)	30,000	53,928
C&S Paper Co., Ltd. Class A	9,600	40,936
Caitong Securities Co., Ltd. Class A	23,200	37,668
Canaan, Inc. ADR (b) (c)	10,800	88,020
Cango, Inc. ADR	18,100	101,179
CanSino Biologics, Inc. Class A (b)	697	83,906
CanSino Biologics, Inc. Class H (b) (c) (d)	9,600	510,048
Central China Management Co., Ltd. (b) (c)	89,000	26,244
Central China Real Estate, Ltd.	89,000	23,150
CGN New Energy Holdings Co., Ltd.	158,000	65,309
CGN Power Co., Ltd. Class H (d)	1,191,600	265,453
Changchun High & New Technology Industry Group, Inc. Class A	3,200	191,678
Changjiang Securities Co., Ltd. Class A	35,800	40,561
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	160,708
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	163,486
China Aoyuan Group, Ltd.	128,000	107,960
China Avionics Systems Co., Ltd. Class A	35,100	89,912
China BlueChemical, Ltd. Class H	204,000	59,630
China Bohai Bank Co., Ltd. Class H (d)	260,000	90,061
China Cinda Asset Management Co., Ltd. Class H	1,059,592	201,935
China CITIC Bank Corp., Ltd. Class H	1,025,000	485,716
Security Description	Shares	Value
China Common Rich Renewable Energy Investment, Ltd. (b) (f)	68,000	$ —
China Communications Services Corp., Ltd. Class H	250,000	124,906
China Conch Venture Holdings, Ltd.	189,500	797,936
China Construction Bank Corp. Class A	52,100	53,625
China Construction Bank Corp. Class H	11,850,000	9,323,319
China CSSC Holdings, Ltd. Class A (b)	32,600	83,306
China Datang Corp. Renewable Power Co., Ltd. Class H	556,000	159,658
China Dongxiang Group Co., Ltd. (b)	380,000	67,037
China East Education Holdings, Ltd. (b) (c) (d)	63,000	98,972
China Eastern Airlines Corp., Ltd. Class A	60,800	47,805
China Education Group Holdings, Ltd.	86,000	191,804
China Everbright Bank Co., Ltd. Class A	257,500	150,654
China Everbright Bank Co., Ltd. Class H	364,300	148,706
China Everbright Environment Group, Ltd.	441,518	250,157
China Everbright, Ltd.	90,000	105,925
China Evergrande Group (c)	249,000	324,482
China Feihe, Ltd. (d)	432,000	932,328
China Foods, Ltd.	362,000	131,452
China Fortune Land Development Co., Ltd. Class A	21,320	17,291
China Galaxy Securities Co., Ltd. Class A	27,500	45,884
China Galaxy Securities Co., Ltd. Class H	366,800	218,686
China Gas Holdings, Ltd.	372,200	1,135,889
China Greatwall Technology Group Co., Ltd. Class A	33,600	75,928
China Harmony Auto Holding, Ltd. (c)	85,500	37,543
China Hongqiao Group, Ltd.	276,500	374,560
China Huarong Asset Management Co., Ltd. Class H (d) (f)	1,024,000	67,248
China International Capital Corp., Ltd. Class A (b)	6,300	59,969

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China International Capital Corp., Ltd. Class H (d)	174,800	$ 470,434
China Jinmao Holdings Group, Ltd.	754,000	252,439
China Jushi Co., Ltd. Class A	25,717	61,737
China Kepei Education Group, Ltd.	64,000	46,151
China Lesso Group Holdings, Ltd.	128,000	315,803
China Life Insurance Co., Ltd. Class A	15,100	79,206
China Life Insurance Co., Ltd. Class H	898,000	1,780,771
China Literature, Ltd. (b) (c) (d)	47,800	531,498
China Logistics Property Holdings Co., Ltd. (b) (d)	141,000	64,274
China Longyuan Power Group Corp., Ltd. Class H	511,000	880,416
China Machinery Engineering Corp. Class H	99,000	45,893
China Maple Leaf Educational Systems, Ltd. (b) (c)	136,000	36,776
China Medical System Holdings, Ltd.	164,000	431,865
China Meidong Auto Holdings, Ltd.	70,000	381,735
China Mengniu Dairy Co., Ltd.	389,000	2,351,777
China Merchants Bank Co., Ltd. Class A	148,200	1,243,019
China Merchants Bank Co., Ltd. Class H	482,500	4,116,179
China Merchants Energy Shipping Co., Ltd. Class A	61,200	43,763
China Merchants Port Holdings Co., Ltd.	158,151	230,938
China Merchants Securities Co., Ltd. Class A	40,300	118,639
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	32,300	54,743
China Minsheng Banking Corp., Ltd. Class A	256,700	175,216
China Minsheng Banking Corp., Ltd. Class H (c)	639,600	306,381
China Modern Dairy Holdings, Ltd. (c)	214,000	47,397
China Molybdenum Co., Ltd. Class A (b)	95,900	76,591
Security Description	Shares	Value
China Molybdenum Co., Ltd. Class H	354,000	$ 210,143
China National Building Material Co., Ltd. Class H	486,000	570,745
China National Nuclear Power Co., Ltd. Class A	70,800	55,449
China National Software & Service Co., Ltd. Class A	8,900	78,423
China New Higher Education Group, Ltd. (d)	79,000	54,119
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	23,500	75,292
China Oilfield Services, Ltd. Class H	186,000	166,699
China Online Education Group ADR (b)	900	7,047
China Oriental Group Co., Ltd.	192,000	62,056
China Overseas Grand Oceans Group, Ltd.	201,000	116,989
China Overseas Land & Investment, Ltd.	463,000	1,051,697
China Overseas Property Holdings, Ltd.	280,000	299,259
China Pacific Insurance Group Co., Ltd. Class A	66,000	295,939
China Pacific Insurance Group Co., Ltd. Class H	330,000	1,038,972
China Petroleum & Chemical Corp. Class A	184,500	124,507
China Petroleum & Chemical Corp. Class H	2,964,000	1,499,967
China Power International Development, Ltd.	606,000	132,658
China Railway Group, Ltd. Class A	110,500	89,620
China Railway Group, Ltd. Class H	423,000	220,600
China Renaissance Holdings, Ltd. (d)	18,400	55,680
China Resources Beer Holdings Co., Ltd.	190,721	1,712,986
China Resources Cement Holdings, Ltd.	276,000	262,287
China Resources Gas Group, Ltd.	116,000	696,073
China Resources Land, Ltd.	387,333	1,568,614
China Resources Medical Holdings Co., Ltd.	86,000	104,429

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Resources Mixc Lifestyle Services, Ltd. (d)	41,600	$ 284,713
China Resources Pharmaceutical Group, Ltd. (d)	177,000	110,314
China Resources Power Holdings Co., Ltd.	222,055	303,094
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	71,628
China SCE Group Holdings, Ltd.	147,000	60,384
China Shenhua Energy Co., Ltd. Class A	39,600	119,642
China Shenhua Energy Co., Ltd. Class H	464,000	909,376
China Shipbuilding Industry Co., Ltd. Class A (b)	124,200	79,201
China South City Holdings, Ltd.	476,000	52,100
China South Publishing & Media Group Co., Ltd. Class A	41,182	56,219
China Southern Airlines Co., Ltd. Class A (b)	56,500	52,645
China Southern Airlines Co., Ltd. Class H (b) (c)	192,000	119,168
China State Construction Engineering Corp., Ltd. Class A	288,700	207,783
China State Construction International Holdings, Ltd.	230,750	157,481
China Taiping Insurance Holdings Co., Ltd.	190,000	316,102
China Tobacco International HK Co., Ltd.	23,000	50,052
China Tourism Group Duty Free Corp., Ltd. Class A	15,200	706,025
China Tower Corp., Ltd. Class H (d)	5,350,000	737,138
China Traditional Chinese Medicine Holdings Co., Ltd. (b)	318,000	217,846
China TransInfo Technology Co., Ltd. Class A	19,700	50,921
China Travel International Investment Hong Kong, Ltd. (b)	266,000	44,186
China Vanke Co., Ltd. Class A	70,100	258,338
Security Description	Shares	Value
China Vanke Co., Ltd. Class H	246,600	$ 771,632
China Yangtze Power Co., Ltd. Class A	180,300	575,991
China Yuchai International, Ltd.	2,300	36,892
China Yuhua Education Corp., Ltd. (d)	184,000	166,565
China Zheshang Bank Co., Ltd. Class A	76,700	47,130
China Zhongwang Holdings, Ltd. (b) (c)	231,200	53,886
Chinasoft International, Ltd.	366,000	667,353
Chindata Group Holdings, Ltd. ADR (b)	10,400	156,936
Chlitina Holding, Ltd.	6,000	44,361
Chongqing Brewery Co., Ltd. Class A (b)	7,200	220,596
Chongqing Changan Automobile Co., Ltd. Class A	25,000	101,689
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	101,597
Chongqing Zhifei Biological Products Co., Ltd. Class A	10,200	294,798
Chow Tai Fook Jewellery Group, Ltd. (c)	266,400	608,554
CIFI Holdings Group Co., Ltd.	377,802	294,814
CIMC Enric Holdings, Ltd.	78,000	81,155
CITIC Securities Co., Ltd. Class A	68,200	263,264
CITIC Securities Co., Ltd. Class H (b) (c)	291,000	729,950
CITIC Telecom International Holdings, Ltd.	132,000	43,684
CITIC, Ltd.	684,000	737,212
CMGE Technology Group, Ltd.	118,000	57,892
COFCO Joycome Foods., Ltd.	220,000	88,104
Contemporary Amperex Technology Co., Ltd. Class A	19,100	1,581,012
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	62,000	293,070
COSCO SHIPPING Holdings Co., Ltd. Class H (b) (c)	393,000	989,857
COSCO SHIPPING Ports, Ltd.	192,581	150,279
Country Garden Holdings Co., Ltd.	927,115	1,038,637

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Country Garden Services Holdings Co., Ltd.	191,000	$ 2,063,509
CSC Financial Co., Ltd. Class A	31,500	153,238
CSPC Pharmaceutical Group, Ltd.	1,107,280	1,602,636
CStone Pharmaceuticals (b) (d)	54,500	120,006
Dada Nexus, Ltd. ADR (b)	7,200	208,872
Dali Foods Group Co., Ltd. (d)	266,000	158,589
Daqo New Energy Corp. ADR (b)	6,900	448,638
DaShenLin Pharmaceutical Group Co., Ltd. Class A	5,040	39,870
Differ Group Holding Co., Ltd. (c)	304,000	63,025
Dongfang Electric Corp., Ltd. Class A	54,100	91,857
Dongfeng Motor Group Co., Ltd. Class H	326,000	293,011
Dongyue Group, Ltd.	106,000	88,722
DouYu International Holdings, Ltd. ADR (b)	11,300	77,292
East Money Information Co., Ltd. Class A	76,404	387,764
Ebang International Holdings, Inc. Class A (b) (c)	15,400	47,432
Ecovacs Robotics Co., Ltd. Class A	3,400	120,026
Edvantage Group Holdings, Ltd.	36,000	36,066
EHang Holdings, Ltd. ADR (b) (c)	2,700	116,100
E-House China Enterprise Holdings, Ltd.	45,000	38,476
ENN Energy Holdings, Ltd.	96,600	1,838,495
ESR Cayman, Ltd. (b) (d)	237,000	799,578
Eve Energy Co., Ltd. Class A	13,306	214,042
Ever Sunshine Lifestyle Services Group, Ltd.	80,000	198,613
Everbright Securities Co., Ltd. Class A	35,500	98,299
Excellence Commercial Property & Facilities Management Group, Ltd.	69,000	75,256
Fangda Carbon New Material Co., Ltd. Class A	27,600	31,783
Fanhua, Inc. ADR	4,800	72,480
Far East Horizon, Ltd.	238,000	248,854
FIH Mobile, Ltd. (b) (c)	297,000	48,953
Security Description	Shares	Value
Financial Street Holdings Co., Ltd. Class A	118,527	$ 123,832
FinVolution Group ADR	18,700	178,024
Flat Glass Group Co., Ltd. Class H (c)	49,000	201,910
Focus Media Information Technology Co., Ltd. Class A	101,100	147,249
Foshan Haitian Flavouring & Food Co., Ltd. Class A	25,162	502,200
Fosun International, Ltd.	293,000	421,813
Founder Securities Co., Ltd. Class A (b)	44,900	65,048
Foxconn Industrial Internet Co., Ltd. Class A	33,000	63,386
Fu Jian Anjoy Foods Co., Ltd. Class A (b)	1,600	62,907
Fu Shou Yuan International Group, Ltd.	141,000	137,626
Fufeng Group, Ltd.	138,000	44,248
Futu Holdings, Ltd. ADR (b)	6,400	1,146,176
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	106,326
Fuyao Glass Industry Group Co., Ltd. Class H (d)	73,600	518,413
Ganfeng Lithium Co., Ltd. Class A	6,100	114,327
Ganfeng Lithium Co., Ltd. Class H (d)	20,400	304,719
Gaotu Techedu, Inc. ADR (b) (c)	14,900	220,073
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	131,252
GCL-Poly Energy Holdings, Ltd. (b)	2,155,000	344,800
GDS Holdings, Ltd. ADR (b)	11,300	886,937
Geely Automobile Holdings, Ltd.	743,000	2,339,261
GEM Co., Ltd. Class A	32,900	47,612
Gemdale Corp. Class A	24,500	38,831
Gemdale Properties & Investment Corp., Ltd.	808,000	103,005
Genertec Universal Medical Group Co., Ltd. (d)	93,000	90,894
Genetron Holdings, Ltd. ADR (b)	1,900	38,266
Genscript Biotech Corp. (b) (c)	122,000	532,562
GF Securities Co., Ltd. Class A	32,100	75,221

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
GF Securities Co., Ltd. Class H	178,200	$ 230,843
Giant Network Group Co., Ltd. Class A	26,300	54,140
Gigadevice Semiconductor Beijing, Inc. Class A	3,528	102,604
GoerTek, Inc. Class A	28,300	187,211
GOME Retail Holdings, Ltd. (b)	1,427,000	183,753
Great Wall Motor Co., Ltd. Class A	14,400	97,154
Great Wall Motor Co., Ltd. Class H	411,000	1,328,393
Greatview Aseptic Packaging Co., Ltd.	208,000	93,744
Greenland Holdings Corp., Ltd. Class A	49,700	41,924
Greentown China Holdings, Ltd.	90,000	138,607
Greentown Service Group Co., Ltd.	174,000	270,214
GreenTree Hospitality Group, Ltd. ADR (b)	2,500	27,550
Guangdong Haid Group Co., Ltd. Class A	8,600	108,617
Guangdong Investment, Ltd.	346,000	497,223
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,700	141,163
Guanghui Energy Co., Ltd. Class A (b)	204,300	105,299
Guangzhou Automobile Group Co., Ltd. Class H	316,800	284,334
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	10,100	52,916
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	74,821
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	163,211
Guangzhou R&F Properties Co., Ltd. Class H	180,400	205,817
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	8,307	159,805
Guangzhou Tinci Materials Technology Co., Ltd. Class A	13,430	221,545
Guosen Securities Co., Ltd. Class A	26,700	44,425
Security Description	Shares	Value
Guotai Junan Securities Co., Ltd. Class A	54,200	$ 143,787
Guoxuan High-Tech Co., Ltd. Class A (b)	8,500	57,308
Haidilao International Holding, Ltd. (c) (d)	128,000	674,131
Haier Smart Home Co., Ltd. Class A	40,800	163,621
Haier Smart Home Co., Ltd. Class H (b)	243,800	850,774
Hainan Meilan International Airport Co., Ltd. Class H (b)	25,000	104,464
Haitian International Holdings, Ltd.	76,000	254,937
Haitong Securities Co., Ltd. Class A	61,800	110,001
Haitong Securities Co., Ltd. Class H	354,800	310,673
Hangzhou First Applied Material Co., Ltd. Class A	11,280	183,546
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	136,027
Hangzhou Silan Microelectronics Co., Ltd. Class A	9,600	83,729
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	181,188
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	236,357
Hangzhou Tigermed Consulting Co., Ltd. Class H (d)	13,200	309,354
Hansoh Pharmaceutical Group Co., Ltd. (d)	144,000	630,453
Health & Happiness H&H International Holdings, Ltd.	22,500	94,307
Hebei Construction Group Corp., Ltd. Class H	100,000	30,905
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	105,291
Henan Shuanghui Investment & Development Co., Ltd. Class A	28,100	138,307
Hengan International Group Co., Ltd.	83,000	555,767
Hengli Petrochemical Co., Ltd. Class A	40,400	164,080
HengTen Networks Group, Ltd. (b) (c)	455,200	364,003
Hengyi Petrochemical Co., Ltd. Class A	49,790	92,092

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	$ 62,841
Hongfa Technology Co., Ltd. Class A	5,100	49,493
Hope Education Group Co., Ltd. (c) (d)	186,000	44,788
Hopson Development Holdings, Ltd.	80,400	368,568
Hua Hong Semiconductor, Ltd. (b) (d)	65,000	359,072
Hua Medicine (b) (d)	84,000	50,622
Huadong Medicine Co., Ltd. Class A	11,260	80,186
Huafon Chemical Co., Ltd. Class A	33,800	74,287
Hualan Biological Engineering, Inc. Class A	28,860	163,846
Huaneng Power International, Inc. Class H	478,000	187,117
Huangshan Tourism Development Co., Ltd. Class B	20,400	15,096
Huatai Securities Co., Ltd. Class A	50,600	123,742
Huatai Securities Co., Ltd. Class H (d)	181,200	265,995
Huaxi Securities Co., Ltd. Class A	50,700	75,569
Huaxia Bank Co., Ltd. Class A	91,800	87,952
Huayu Automotive Systems Co., Ltd. Class A	18,000	73,189
Huazhu Group, Ltd. ADR (b)	23,500	1,241,035
Hubei Biocause Pharmaceutical Co., Ltd. Class A	70,600	39,557
Huizhou Desay Sv Automotive Co., Ltd. Class A	3,400	57,929
Humanwell Healthcare Group Co., Ltd. Class A	11,800	51,632
Hunan Valin Steel Co., Ltd. Class A	44,000	44,948
Hundsun Technologies, Inc. Class A	5,720	82,557
HUYA, Inc. ADR (b) (c)	9,200	162,380
iClick Interactive Asia Group, Ltd. ADR (b)	15,000	165,600
Iflytek Co., Ltd. Class A	11,900	124,473
I-Mab ADR (b)	3,900	327,405
Security Description	Shares	Value
Industrial & Commercial Bank of China, Ltd. Class A	458,300	$ 366,734
Industrial & Commercial Bank of China, Ltd. Class H	7,433,000	4,364,555
Industrial Bank Co., Ltd. Class A	149,300	474,878
Industrial Securities Co., Ltd. Class A	42,900	64,142
INESA Intelligent Tech, Inc. Class B	112,900	50,918
Ingenic Semiconductor Co., Ltd. Class A	3,500	54,671
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	292,000	70,053
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	87,500	131,512
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	172,927
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	49,900	284,454
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	116,258
Innovent Biologics, Inc. (b) (d)	140,500	1,638,233
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	34,396
Intco Medical Technology Co., Ltd. Class A	5,000	96,582
iQIYI, Inc. ADR (b)	36,500	568,670
JA Solar Technology Co., Ltd. Class A (b)	7,300	55,364
Jafron Biomedical Co., Ltd. Class A	9,500	126,983
Jason Furniture Hangzhou Co., Ltd. Class A	4,100	49,041
JCET Group Co., Ltd. Class A (b)	16,700	97,395
JD Health International, Inc. (b) (c) (d)	33,200	475,822
JD.com, Inc. ADR (b)	108,300	8,643,423
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	54,700	52,492
Jiangsu Eastern Shenghong Co., Ltd. Class A	23,500	76,019
Jiangsu Expressway Co., Ltd. Class H	158,000	178,837
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	179,105

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengrui Medicine Co., Ltd. Class A	43,924	$ 462,093
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	64,548
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	11,900	381,634
Jiangsu Yangnong Chemical Co., Ltd. Class A	2,100	36,329
Jiangxi Copper Co., Ltd. Class A	32,700	113,271
Jiangxi Copper Co., Ltd. Class H	142,000	290,734
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	47,720
Jiayuan International Group, Ltd.	111,815	47,514
Jinchuan Group International Resources Co., Ltd. (c)	832,000	136,062
Jinke Properties Group Co., Ltd. Class A	41,500	37,191
JinkoSolar Holding Co., Ltd. ADR (b) (c)	5,400	302,508
Jinxin Fertility Group, Ltd. (d)	162,000	408,867
JiuGui Liquor Co., Ltd. Class A	2,200	87,035
Jiumaojiu International Holdings, Ltd. (c) (d)	88,000	359,780
Joinn Laboratories China Co., Ltd. Class A	1,700	48,349
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	83,025
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	5,170	33,625
JOYY, Inc. ADR (c)	7,500	494,775
Juewei Food Co., Ltd. Class A	4,000	52,185
Kaisa Group Holdings, Ltd. (c)	333,714	126,338
Kangji Medical Holdings, Ltd.	38,000	63,220
KE Holdings, Inc. ADR (b)	45,700	2,178,976
Kerry Logistics Network, Ltd.	101,500	307,800
Kingboard Holdings, Ltd.	88,000	488,395
Kingdee International Software Group Co., Ltd. (b) (c)	316,000	1,072,207
Kingfa Sci & Tech Co., Ltd. Class A	16,800	54,242
Security Description	Shares	Value
Kingsoft Cloud Holdings, Ltd. ADR (b) (c)	6,700	$ 227,331
Kingsoft Corp., Ltd.	117,000	701,321
Konka Group Co., Ltd. Class B	8,900	2,716
Koolearn Technology Holding, Ltd. (b) (d)	21,500	26,938
Kuaishou Technology (b) (c) (d)	32,800	822,761
Kuang-Chi Technologies Co., Ltd. Class A (b)	14,300	46,059
Kunlun Energy Co., Ltd.	466,000	429,645
Kweichow Moutai Co., Ltd. Class A	9,400	2,992,328
KWG Group Holdings, Ltd.	202,000	270,518
KWG Living Group Holdings, Ltd.	104,000	133,384
Lee & Man Paper Manufacturing, Ltd.	156,000	118,720
Lenovo Group, Ltd.	868,000	998,119
Lens Technology Co., Ltd. Class A	26,800	121,994
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	48,223
LexinFintech Holdings, Ltd. ADR (b)	11,600	142,100
Li Auto, Inc. ADR (b) (c)	61,400	2,145,316
Li Ning Co., Ltd.	271,500	3,314,280
Liaoning Cheng Da Co., Ltd. Class A	26,500	85,355
Lifetech Scientific Corp. (b)	516,000	342,190
Lingyi iTech Guangdong Co. Class A	50,400	71,690
Logan Group Co., Ltd.	158,000	236,415
Lomon Billions Group Co., Ltd. Class A	11,000	58,875
Longfor Group Holdings, Ltd. (d)	222,500	1,246,322
LONGi Green Energy Technology Co., Ltd. Class A	38,780	533,245
Lonking Holdings, Ltd.	174,000	56,239
Lufax Holding, Ltd. ADR (b)	24,300	274,590
Luxshare Precision Industry Co., Ltd. Class A (b)	51,868	369,290
Luye Pharma Group, Ltd. (d)	205,000	134,892
Luzhou Laojiao Co., Ltd. Class A	10,100	368,836
Mango Excellent Media Co., Ltd. Class A	9,700	102,993
Maoyan Entertainment (b) (c) (d)	41,600	65,460

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Maxscend Microelectronics Co., Ltd. Class A	2,500	$ 207,983
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	24,000	33,841
Meitu, Inc. (b) (d)	176,500	40,001
Meituan Class B (b) (d)	448,200	18,491,637
Metallurgical Corp. of China, Ltd. Class A	116,300	53,642
Microport Scientific Corp.	97,233	872,059
Midea Group Co., Ltd. Class A	33,900	374,477
Ming Yuan Cloud Group Holdings, Ltd.	40,000	198,562
Minth Group, Ltd.	88,000	418,138
MMG, Ltd. (b)	284,000	125,071
Mobvista, Inc. (b) (c) (d)	53,000	68,248
Momo, Inc. ADR	21,000	321,510
Montage Technology Co., Ltd. Class A	9,953	96,097
Muyuan Foods Co., Ltd. Class A	37,823	356,051
NanJi E-Commerce Co., Ltd. Class A	28,100	42,492
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	26,130	168,852
Nanjing Securities Co., Ltd. Class A	23,900	38,916
NARI Technology Co., Ltd. Class A	40,200	144,601
NAURA Technology Group Co., Ltd. Class A	4,000	171,730
NetDragon Websoft Holdings, Ltd.	19,000	50,645
NetEase, Inc. ADR	50,700	5,843,175
New China Life Insurance Co., Ltd. Class A	11,300	80,296
New China Life Insurance Co., Ltd. Class H	129,800	442,926
New Hope Liuhe Co., Ltd. Class A (b)	42,400	96,273
New Oriental Education & Technology Group, Inc. ADR (b)	199,700	1,635,543
Nexteer Automotive Group, Ltd.	84,000	116,819
Ninestar Corp. Class A	16,800	83,729
Ningbo Tuopu Group Co., Ltd. Class A	16,500	95,590
Ningxia Baofeng Energy Group Co., Ltd. Class A	44,500	94,223
NIO, Inc. ADR (b)	161,900	8,613,080
Security Description	Shares	Value
Niu Technologies ADR (b) (c)	3,400	$ 111,010
Noah Holdings, Ltd. ADR (b)	4,500	212,400
Nongfu Spring Co., Ltd. Class H (d)	48,800	244,759
Ocumension Therapeutics (b) (d)	19,000	66,792
Offcn Education Technology Co., Ltd. Class A	10,500	33,950
Offshore Oil Engineering Co., Ltd. Class A	92,400	64,357
OneConnect Financial Technology Co., Ltd. ADR (b)	14,200	170,684
OneSmart International Education Group, Ltd. ADR (b)	6,800	8,364
Oppein Home Group, Inc. Class A	6,300	138,426
Orient Securities Co., Ltd. Class A	32,600	50,407
Ovctek China, Inc. Class A	4,620	74,046
Peijia Medical, Ltd. (b) (d)	20,000	93,100
People's Insurance Co. Group of China, Ltd. Class H	953,000	317,836
Perfect World Co., Ltd. Class A	10,650	39,413
PetroChina Co., Ltd. Class A	124,800	102,183
PetroChina Co., Ltd. Class H	2,534,000	1,233,416
Pharmaron Beijing Co., Ltd. Class A	4,800	161,210
Pharmaron Beijing Co., Ltd. Class H (d)	16,300	434,479
PICC Property & Casualty Co., Ltd. Class H	887,700	777,295
Pinduoduo, Inc. ADR (b)	55,000	6,986,100
Ping An Bank Co., Ltd. Class A	140,000	490,152
Ping An Healthcare & Technology Co., Ltd. (b) (c) (d)	70,700	880,353
Ping An Insurance Group Co. of China, Ltd. Class A	78,090	776,930
Ping An Insurance Group Co. of China, Ltd. Class H	780,000	7,638,443
Poly Developments & Holdings Group Co., Ltd. Class A	86,300	160,823
Poly Property Group Co., Ltd.	182,000	47,341

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Poly Property Services Co., Ltd. Class H (c)	15,000	$ 101,792
Postal Savings Bank of China Co., Ltd. Class A	225,400	175,133
Postal Savings Bank of China Co., Ltd. Class H (b) (c) (d)	1,198,000	806,807
Power Construction Corp. of China, Ltd. Class A	142,200	85,177
Powerlong Commercial Management Holdings, Ltd.	16,000	56,246
Powerlong Real Estate Holdings, Ltd.	175,000	150,305
Prosus NV (b)	60,564	5,923,233
Proya Cosmetics Co., Ltd. Class A	1,400	42,625
Q Technology Group Co., Ltd.	47,000	96,350
Qudian, Inc. ADR (b)	26,300	63,383
Qutoutiao, Inc. ADR (b)	5,100	9,486
Radiance Holdings Group Co., Ltd.	99,000	56,602
Raytron Technology Co., Ltd. Class A	5,962	92,122
Redco Properties Group, Ltd. (d)	108,000	35,046
Redsun Properties Group, Ltd.	120,000	39,867
ReneSola, Ltd. ADR (b)	13,300	121,030
RLX Technology, Inc. ADR (b) (c)	25,200	219,996
Rongsheng Petrochemical Co., Ltd. Class A	103,050	275,455
Ronshine China Holdings, Ltd.	54,500	31,440
SAIC Motor Corp., Ltd. Class A	43,800	148,941
Sanan Optoelectronics Co., Ltd. Class A	42,500	210,828
Sangfor Technologies, Inc. Class A	2,500	100,405
Sany Heavy Equipment International Holdings Co., Ltd.	128,000	129,717
Sany Heavy Industry Co., Ltd. Class A	58,300	262,315
SDIC Capital Co., Ltd. Class A	34,352	45,141
SDIC Power Holdings Co., Ltd. Class A	41,600	61,877
Seazen Group, Ltd.	230,000	217,980
Seazen Holdings Co., Ltd. Class A	13,900	89,499
SF Holding Co., Ltd. Class A	31,600	331,121
Security Description	Shares	Value
SG Micro Corp. Class A	1,500	$ 58,676
Shaanxi Coal Industry Co., Ltd. Class A	73,400	134,625
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	117,657
Shandong Gold Mining Co., Ltd. Class A	16,800	49,977
Shandong Gold Mining Co., Ltd. Class H (c) (d)	59,000	104,388
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	13,650	65,389
Shandong Linglong Tyre Co., Ltd. Class A	25,208	170,658
Shandong Nanshan Aluminum Co., Ltd. Class A	82,200	45,802
Shandong Sinocera Functional Material Co., Ltd. Class A	17,000	128,273
Shandong Sun Paper Industry JSC, Ltd. Class A	17,800	36,780
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	308,000	718,654
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	4,760	69,836
Shanghai Baosight Software Co., Ltd. Class A	27,821	219,180
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	55,545
Shanghai Diesel Engine Co., Ltd. Class B	32,500	15,405
Shanghai Electric Group Co., Ltd. Class A (b)	55,900	36,685
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	121,689
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	532,871
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (b)	28,000	69,731
Shanghai Haixin Group Co. Class B	42,000	14,154
Shanghai Haohai Biological Technology Co., Ltd. Class H (d)	4,800	58,904
Shanghai Highly Group Co., Ltd. Class B	24,100	12,652

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Industrial Urban Development Group, Ltd.	63,600	$ 5,978
Shanghai International Airport Co., Ltd. Class A	5,200	38,737
Shanghai International Port Group Co., Ltd. Class A	63,800	47,103
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	15,200	10,944
Shanghai Jinjiang International Hotels Co., Ltd. Class A	5,500	48,480
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	143,720
Shanghai M&G Stationery, Inc. Class A	6,100	79,837
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	25,600	83,724
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	220,358
Shanghai Pudong Development Bank Co., Ltd. Class A	188,000	290,983
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,080	213,119
Shanghai RAAS Blood Products Co., Ltd. Class A	110,000	127,522
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	42,500	76,240
Shangri-La Asia, Ltd. (b)	116,000	113,523
Shanxi Coking Coal Energy Group Co, Ltd. Class A	129,480	166,538
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	125,762
Shanxi Meijin Energy Co., Ltd. Class A (b)	34,400	40,252
Shanxi Taigang Stainless Steel Co., Ltd. Class A	42,100	48,806
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (b)	6,400	443,781
Shenergy Co., Ltd. Class A	156,400	148,633
Security Description	Shares	Value
Sheng Ye Capital, Ltd.	92,500	$ 91,597
Shengyi Technology Co., Ltd. Class A	31,700	114,861
Shennan Circuits Co., Ltd. Class A	4,760	81,874
Shenwan Hongyuan Group Co., Ltd. Class A	106,000	76,782
Shenzhen Energy Group Co., Ltd. Class A	52,200	74,088
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	52,708
Shenzhen Inovance Technology Co., Ltd. Class A	30,750	353,436
Shenzhen International Holdings, Ltd.	128,782	178,103
Shenzhen Investment, Ltd.	376,301	115,810
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,100	94,554
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	8,800	653,852
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	57,923
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (b)	7,200	36,664
Shenzhen SC New Energy Technology Corp. Class A	2,200	39,503
Shenzhen Sunway Communication Co., Ltd. Class A	5,900	28,199
Shenzhou International Group Holdings, Ltd.	103,100	2,603,438
Shimao Group Holdings, Ltd.	142,000	348,150
Shimao Services Holdings, Ltd. (d)	71,000	245,479
Shoucheng Holdings, Ltd. (c)	176,000	42,154
Shougang Fushan Resources Group, Ltd.	244,000	71,951
Shui On Land, Ltd. (b)	328,000	53,218
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	146,376
Sichuan Swellfun Co., Ltd. Class A	3,400	66,491
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	463,000	197,938
Silergy Corp.	10,000	1,360,251

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sinolink Securities Co., Ltd. Class A	19,600	$ 38,497
Sinoma Science & Technology Co., Ltd. Class A	11,600	46,986
Sino-Ocean Group Holding, Ltd.	296,000	64,797
Sinopec Engineering Group Co., Ltd. Class H	140,500	91,003
Sinopec Kantons Holdings, Ltd. (c)	120,000	44,966
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	77,518
Sinopharm Group Co., Ltd. Class H	206,400	613,950
Sinotruk Hong Kong, Ltd.	87,000	186,416
SITC International Holdings Co., Ltd.	154,000	643,497
Skshu Paint Co., Ltd. Class A	2,520	68,647
Smoore International Holdings, Ltd. (d)	143,000	792,721
SOHO China, Ltd. (b)	353,000	189,549
Sohu.com, Ltd. ADR (b)	8,000	148,800
Songcheng Performance Development Co., Ltd. Class A	32,040	83,313
SOS, Ltd. ADR (b) (c)	21,500	71,165
So-Young International, Inc. ADR (b)	2,500	24,025
Spring Airlines Co., Ltd. Class A	11,700	103,041
Sun Art Retail Group, Ltd. (b)	251,500	187,187
Sunac China Holdings, Ltd. (b)	325,000	1,115,300
Sunac Services Holdings, Ltd. (d)	75,000	278,624
Suncity Group Holdings, Ltd. (b)	400,000	20,088
Sungrow Power Supply Co., Ltd. Class A	9,400	167,403
Suning.com Co., Ltd. Class A	50,500	43,693
Sunny Optical Technology Group Co., Ltd.	86,000	2,717,590
Sunwoda Electronic Co., Ltd. Class A	18,900	95,248
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,100	35,804
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	54,900	67,299
Security Description	Shares	Value
Suzhou Maxwell Technologies Co., Ltd. Class A	800	$ 56,302
TAL Education Group ADR (b)	54,000	1,362,420
TBEA Co., Ltd. Class A	113,000	224,746
TCL Electronics Holdings, Ltd.	73,000	43,523
TCL Technology Group Corp Class A	139,900	165,649
Tencent Holdings, Ltd.	713,700	53,670,983
Tencent Music Entertainment Group ADR (b)	88,000	1,362,240
Thunder Software Technology Co., Ltd. Class A	6,400	155,581
Tianfeng Securities Co., Ltd. Class A	115,900	87,183
Tiangong International Co., Ltd. (c)	104,000	44,327
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	15,600	93,201
Tianli Education International Holdings, Ltd.	105,000	39,886
Tianma Microelectronics Co., Ltd. Class A (b)	16,900	37,091
Tianneng Power International, Ltd. (c)	62,000	108,418
Times Neighborhood Holdings, Ltd. (c)	42,000	36,019
Tingyi Cayman Islands Holding Corp.	262,000	522,931
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	46,824
Tongcheng-Elong Holdings, Ltd. (b)	119,200	298,389
Tongdao Liepin Group (b)	19,400	44,816
Tongkun Group Co., Ltd. Class A	12,700	47,353
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	146,044
Tongwei Co., Ltd. Class A	37,800	253,156
Topchoice Medical Corp. Class A (b)	2,000	127,228
Topsports International Holdings, Ltd. (d)	188,000	307,933
Towngas China Co., Ltd.	94,027	69,499
Transfar Zhilian Co., Ltd. Class A	67,500	80,551
TravelSky Technology, Ltd. Class H	107,000	230,924
Trip.com Group, Ltd. ADR (b)	64,900	2,301,354

See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Tsingtao Brewery Co., Ltd. Class A (b)	4,500	$ 80,551
Tsingtao Brewery Co., Ltd. Class H (b)	64,000	688,965
Unigroup Guoxin Microelectronics Co., Ltd. Class A	3,400	81,142
Uni-President China Holdings, Ltd.	138,000	152,290
Unisplendour Corp., Ltd. Class A	12,880	43,619
Up Fintech Holding, Ltd. ADR (b)	9,600	278,208
Venus MedTech Hangzhou, Inc. Class H (b) (d)	26,500	220,951
Vesync Co., Ltd. (c)	57,000	84,995
Vipshop Holdings, Ltd. ADR (b)	55,600	1,116,448
Viva Biotech Holdings (d)	81,500	104,317
VSTECS Holdings, Ltd.	136,000	109,804
Walvax Biotechnology Co., Ltd. Class A	21,900	209,141
Wanhua Chemical Group Co., Ltd. Class A	25,400	427,812
Want Want China Holdings, Ltd.	570,000	403,691
Weibo Corp. ADR (b) (c)	7,610	400,438
Weichai Power Co., Ltd. Class A	79,100	218,782
Weichai Power Co., Ltd. Class H	223,000	495,629
Weifu High-Technology Group Co., Ltd. Class A	52,900	170,551
Weihai Guangwei Composites Co., Ltd. Class A	10,200	119,905
Weimob, Inc. (b) (c) (d)	245,000	540,108
Wens Foodstuffs Group Co., Ltd. Class A	34,560	76,867
West China Cement, Ltd. (c)	262,000	40,148
Western Securities Co., Ltd. Class A	30,800	39,329
Wharf Holdings, Ltd.	247,000	941,455
Will Semiconductor Co., Ltd. Class A	5,600	279,096
Wilmar International, Ltd.	246,800	826,216
Wingtech Technology Co., Ltd. Class A	8,000	119,984
Wuchan Zhongda Group Co., Ltd. Class A	175,700	214,021
Wuhan Guide Infrared Co., Ltd. Class A	33,320	142,236
Security Description	Shares	Value
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	$ 42,754
Wuliangye Yibin Co., Ltd. Class A (b)	30,200	1,392,429
WUS Printed Circuit Kunshan Co., Ltd. Class A	12,400	29,691
WuXi AppTec Co., Ltd. Class A	21,000	508,972
WuXi AppTec Co., Ltd. Class H (d)	43,603	1,017,947
Wuxi Biologics Cayman, Inc. (b) (d)	416,000	7,622,707
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	23,680	220,422
Wuxi Shangji Automation Co., Ltd. Class A	2,000	55,395
XCMG Construction Machinery Co., Ltd. Class A	112,400	110,819
XD, Inc. (b)	22,000	194,055
Xiabuxiabu Catering Management China Holdings Co., Ltd. (d)	40,500	42,451
Xiamen C & D, Inc. Class A	72,000	90,267
Xiaomi Corp. Class B (b) (d)	1,769,400	6,151,780
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,900	43,100
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)	115,200	180,087
Xinyi Solar Holdings, Ltd. (c)	587,966	1,268,929
XPeng, Inc. ADR (b) (c)	42,100	1,870,082
Xtep International Holdings, Ltd. (c)	135,974	256,335
Yadea Group Holdings, Ltd. (d)	146,000	313,964
Yangzijiang Shipbuilding Holdings, Ltd.	370,300	388,427
Yanlord Land Group, Ltd.	52,900	48,012
Yantai Eddie Precision Machinery Co., Ltd. Class A	13,300	88,250
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	80,948
Yanzhou Coal Mining Co., Ltd. Class H	190,000	255,426
Yealink Network Technology Corp., Ltd. Class A	8,400	108,952

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c) (d)	22,000	$ 24,278
Yifeng Pharmacy Chain Co., Ltd. Class A	6,916	60,041
Yihai International Holding, Ltd. (c)	58,000	389,487
Yihai Kerry Arawana Holdings Co., Ltd. Class A	10,000	131,500
Yixin Group, Ltd. (b) (d)	141,000	38,673
Yonghui Superstores Co., Ltd. Class A	51,900	37,996
Yonyou Network Technology Co., Ltd. Class A	20,930	107,746
Yuexiu Property Co., Ltd.	142,800	150,415
Yuexiu Transport Infrastructure, Ltd. (c)	84,000	48,675
Yum China Holdings, Inc.	53,300	3,531,125
Yunda Holding Co., Ltd. Class A	18,850	39,475
Yunnan Aluminium Co., Ltd. Class A (b)	41,400	76,253
Yunnan Baiyao Group Co., Ltd. Class A	9,200	164,781
Yunnan Energy New Material Co., Ltd. Class A	5,400	195,662
Yutong Bus Co., Ltd. Class A	35,800	69,208
Yuzhou Group Holdings Co., Ltd.	284,209	72,829
Zai Lab, Ltd. ADR (b)	9,795	1,733,617
Zensun Enterprises, Ltd.	1,200,000	100,440
Zepp Health Corp. ADR (b) (c)	5,700	66,918
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	4,200	291,426
Zhaojin Mining Industry Co., Ltd. Class H	95,000	90,280
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	45,800	45,510
Zhejiang Chint Electrics Co., Ltd. Class A	13,200	68,198
Zhejiang Dahua Technology Co., Ltd. Class A	18,400	60,091
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	75,033
Zhejiang Expressway Co., Ltd. Class H	172,000	153,044
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	27,000	87,258
Security Description	Shares	Value
Zhejiang Huayou Cobalt Co., Ltd. Class A	7,300	$ 129,033
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	20,600	161,016
Zhejiang Longsheng Group Co., Ltd. Class A	21,100	44,872
Zhejiang NHU Co., Ltd. Class A	14,040	62,324
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	34,000	126,194
Zhejiang Satellite Petrochemical Co., Ltd. Class A	12,600	76,429
Zhejiang Supor Co., Ltd. Class A	3,800	37,519
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	123,062
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	27,200	34,640
Zhenro Properties Group, Ltd.	342,000	191,129
Zheshang Securities Co., Ltd. Class A (b)	21,700	43,932
ZhongAn Online P&C Insurance Co., Ltd. Class H (b) (c) (d)	60,300	341,261
Zhongjin Gold Corp., Ltd. Class A	37,500	50,032
Zhongsheng Group Holdings, Ltd.	68,500	569,815
Zhou Hei Ya International Holdings Co., Ltd. (c) (d)	102,000	122,282
Zhuzhou CRRC Times Electric Co., Ltd. Class H (b) (c)	61,000	360,540
Zhuzhou Kibing Group Co., Ltd. Class A	19,700	56,592
Zijin Mining Group Co., Ltd. Class A	135,100	202,623
Zijin Mining Group Co., Ltd. Class H	684,000	919,534
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	87,400	124,995
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	198,800	208,122
ZTE Corp. Class A	25,000	128,582
ZTE Corp. Class H (c)	90,800	283,536

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	57,200	$ 1,736,020
		426,695,940
COLOMBIA — 0.1%
Bancolombia SA ADR	500	14,400
Bancolombia SA	29,524	208,740
Bancolombia SA Preference Shares	45,715	328,355
Cementos Argos SA	60,790	87,099
Corp. Financiera Colombiana SA (b)	9,211	72,030
Ecopetrol SA ADR (c)	700	10,234
Ecopetrol SA	545,795	397,872
Grupo Argos SA	29,927	80,147
Grupo de Inversiones Suramericana SA	24,789	122,816
Interconexion Electrica SA ESP	50,157	297,530
Millicom International Cellular SA SDR (b)	12,213	483,827
		2,103,050
CZECH REPUBLIC — 0.0% (a)
CEZ A/S	15,240	452,059
Komercni banka A/S (b)	6,779	238,589
Moneta Money Bank A/S (b) (d)	69,836	265,271
		955,919
DENMARK — 1.5%
ALK-Abello A/S (b)	756	360,726
Alm Brand A/S	10,321	74,726
Ambu A/S Class B	22,135	851,081
AP Moller - Maersk A/S Class A	524	1,455,706
AP Moller - Maersk A/S Class B	733	2,107,044
Atlantic Sapphire ASA (b)	7,460	78,803
Bavarian Nordic A/S (b)	9,501	392,128
Better Collective A/S (b)	2,526	59,959
Carlsberg AS Class B	12,315	2,295,849
Cementir Holding NV	5,474	55,828
Chemometec A/S	1,244	167,340
Chr. Hansen Holding A/S	13,948	1,258,991
Coloplast A/S Class B	14,203	2,330,719
D/S Norden A/S	2,858	90,928
Danske Bank A/S	82,460	1,451,142
Demant A/S (b)	12,949	728,963
Dfds A/S (b)	6,404	361,330
Drilling Co. of 1972 A/S (b)	3,800	158,774
DSV Panalpina A/S	25,549	5,958,873
FLSmidth & Co. A/S	5,396	224,340
Genmab A/S (b)	7,836	3,206,605
GN Store Nord A/S	15,307	1,337,231
H Lundbeck A/S	11,647	370,554
Security Description	Shares	Value
ISS A/S (b)	18,111	$ 425,152
Jyske Bank A/S (b)	6,675	322,969
Matas A/S	12,409	224,807
Netcompany Group A/S (d)	4,590	521,545
Nilfisk Holding A/S (b)	3,415	119,542
NKT A/S (b)	5,931	272,216
NNIT A/S (d)	5,944	116,974
Novo Nordisk A/S Class B	212,824	17,832,204
Novozymes A/S Class B	24,882	1,875,708
Orsted A/S (d)	23,518	3,300,482
Pandora A/S	11,955	1,607,206
Per Aarsleff Holding A/S	2,547	114,544
Ringkjoebing Landbobank A/S	4,482	454,594
ROCKWOOL International A/S Class B	1,235	601,296
Royal Unibrew A/S	5,900	751,596
Scandinavian Tobacco Group A/S Class A (d)	7,459	152,260
Schouw & Co. A/S	1,823	200,018
SimCorp A/S	5,781	725,742
Spar Nord Bank A/S	10,370	116,756
Sydbank A/S	6,778	208,727
Topdanmark A/S	7,847	408,459
Tryg A/S	44,194	1,085,019
Vestas Wind Systems A/S	121,540	4,744,878
Zealand Pharma A/S (b)	3,423	101,098
		61,661,432
EGYPT — 0.0% (a)
Centamin PLC	118,072	165,068
Commercial International Bank Egypt SAE (b)	137,796	458,032
Eastern Co SAE	112,565	84,989
ElSewedy Electric Co.	69,110	37,340
Energean PLC (b)	10,480	103,370
		848,799
FAEROE ISLANDS — 0.0% (a)
Bakkafrost P/F	5,785	477,982
FINLAND — 0.8%
Admicom Oyj	920	93,828
Aktia Bank Oyj	4,717	60,302
BasWare Oyj (b)	895	42,190
Cargotec Oyj Class B	4,285	221,557
Caverion Oyj	10,069	82,332
Citycon Oyj (c)	6,474	55,163
Elisa Oyj	17,082	1,019,360
Finnair Oyj (b) (c)	99,297	81,911
Fortum Oyj	56,879	1,568,953
F-Secure Oyj	14,547	69,437
Huhtamaki Oyj	11,550	547,201

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kemira Oyj	15,042	$ 236,893
Kesko Oyj Class B	32,844	1,213,284
Kojamo Oyj	17,592	402,018
Kone Oyj Class B	42,383	3,458,027
Konecranes Oyj	8,165	343,936
Metsa Board Oyj	21,619	222,410
Metso Outotec Oyj	75,275	874,476
Musti Group Oyj	3,125	115,699
Neles Oyj	10,362	149,426
Neste Oyj	53,097	3,251,655
Nokia Oyj (b) (e)	697,278	3,733,878
Nokia Oyj (b) (e)	12,368	66,083
Nokian Renkaat Oyj	16,301	658,233
Nordea Bank Abp (e)	397,919	4,432,308
Nordea Bank Abp (e)	4,394	48,972
Oriola Oyj Class B	11,775	25,722
Orion Oyj Class B	13,299	571,709
Outokumpu Oyj (b)	43,225	258,968
QT Group Oyj (b)	2,168	253,761
Remedy Entertainment Oyj	975	54,633
Revenio Group Oyj	3,977	301,373
Rovio Entertainment Oyj (d)	4,628	37,732
Sampo Oyj Class A	61,974	2,848,666
Sanoma Oyj	6,693	110,963
Stora Enso Oyj Class R	72,289	1,318,919
Talenom Oyj	3,511	59,458
TietoEVRY Oyj	12,811	404,730
Tokmanni Group Corp.	6,629	183,326
UPM-Kymmene Oyj	66,953	2,532,847
Uponor Oyj	8,507	246,562
Valmet Oyj	16,786	732,162
Wartsila OYJ Abp	58,823	873,024
YIT Oyj	22,823	139,795
		34,003,882
FRANCE — 5.7%
AB Science SA (b)	2,718	31,491
ABC arbitrage	11,541	97,174
Accor SA (b)	22,237	830,419
Adevinta ASA (b)	33,761	647,349
Aeroports de Paris (b)	3,759	489,689
Air France-KLM (b) (c)	31,743	153,211
Air Liquide SA	58,860	10,306,979
Airbus SE (b)	73,079	9,397,891
Akka Technologies (b)	1,111	30,988
AKWEL	1,074	31,332
Albioma SA	2,408	98,577
ALD SA (d)	10,890	163,239
Alstom SA (b)	34,329	1,733,872
Altarea SCA REIT	430	90,361
Alten SA	3,331	441,636
Amundi SA (d)	7,501	661,376
Arkema SA	8,357	1,048,538
Atos SE	11,588	704,976
Aubay	681	35,938
Security Description	Shares	Value
AXA SA	240,409	$ 6,096,889
Beneteau SA (b)	8,515	134,707
BioMerieux	4,754	552,502
BNP Paribas SA	139,771	8,763,441
Boiron SA	454	20,809
Bollore SA	103,643	555,555
Bonduelle SCA	1,324	33,208
Bouygues SA	29,620	1,095,592
Bureau Veritas SA (b)	35,509	1,123,499
Capgemini SE	19,925	3,827,909
Carmila SA REIT	4,668	63,994
Carrefour SA	73,995	1,455,346
Casino Guichard Perrachon SA (b)	4,904	155,569
Cellectis SA (b)	6,927	110,077
CGG SA (b)	58,359	51,948
Chargeurs SA	4,947	137,280
Cie de Saint-Gobain	62,900	4,142,903
Cie des Alpes (b)	1,015	16,298
Cie Generale des Etablissements Michelin SCA	21,053	3,358,030
Cie Plastic Omnium SA	7,171	223,998
CNP Assurances	19,699	335,231
Coface SA (b)	17,138	207,711
Covivio REIT	6,407	547,972
Credit Agricole SA	149,109	2,089,051
Cromwell European Real Estate Investment Trust	48,960	144,574
Danone SA	80,433	5,663,040
Dassault Aviation SA	302	355,277
Dassault Systemes SE	16,425	3,983,336
Derichebourg SA (b)	21,744	219,699
Devoteam SA (b)	452	58,963
Edenred	30,294	1,726,229
Eiffage SA	10,234	1,041,312
Electricite de France SA	80,706	1,102,571
Elior Group SA (b) (d)	8,872	66,284
Elis SA (b)	21,635	407,689
Engie SA	226,557	3,104,260
Eramet SA (b)	843	55,034
EssilorLuxottica SA	35,458	6,544,610
Eurazeo SE	5,311	462,926
Eutelsat Communications SA	21,173	247,425
Faurecia SE (e)	15,629	766,770
Faurecia SE (e)	2,032	99,402
Fnac Darty SA (b)	1,790	115,160
Gaztransport Et Technigaz SA	2,303	185,990
Gecina SA REIT	6,104	935,245
Getlink SE	53,520	834,623
Hermes International	3,935	5,732,818
ICADE REIT	3,273	282,570
ID Logistics Group (b)	230	64,371
Iliad SA	2,214	323,997

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Imerys SA	3,902	$ 182,319
Interparfums SA	1,552	100,860
Ipsen SA	4,328	450,230
IPSOS	5,617	236,806
JCDecaux SA (b)	11,798	327,116
Kaufman & Broad SA	1,893	90,021
Kering SA	9,321	8,146,635
Klepierre SA REIT	26,644	686,606
Korian SA	10,241	378,189
La Francaise des Jeux SAEM (d)	11,776	692,393
Lagardere SCA (b)	5,606	138,548
Legrand SA	33,233	3,517,829
LISI	1,713	55,966
LNA Sante SA	455	28,598
L'Oreal SA	31,306	13,951,877
LVMH Moet Hennessy Louis Vuitton SE	34,497	27,053,791
Maisons du Monde SA (b) (d)	4,452	110,344
Manitou BF SA	1,060	33,940
McPhy Energy SA (b)	2,265	57,374
Mercialys SA REIT	13,227	160,153
Mersen SA (b)	1,410	54,929
Metropole Television SA	2,287	48,114
Natixis SA	108,652	515,402
Neoen SA (b) (d)	4,060	182,383
Nexans SA	3,423	311,960
Nexity SA	5,241	262,162
Orange SA	247,906	2,826,732
Orpea SA (b)	6,079	773,175
Pernod Ricard SA	26,033	5,779,341
PEUGEOT INVEST	451	60,651
Pharmagest Interactive	412	45,390
Publicis Groupe SA	26,906	1,721,109
Quadient SA	3,126	93,939
Remy Cointreau SA	3,144	649,127
Renault SA (b)	23,153	935,877
Rexel SA	27,948	584,652
Rubis SCA	11,246	499,991
Safran SA	42,145	5,843,636
Sanofi	140,797	14,753,579
Sartorius Stedim Biotech	3,337	1,578,587
SCOR SE (b)	21,592	686,752
SEB SA	3,412	616,655
Societe BIC SA	4,123	286,523
Societe Generale SA	101,334	2,987,477
Sodexo SA (b)	10,702	998,822
SOITEC (b)	2,766	609,789
Solutions 30 SE (b) (c)	8,587	59,369
Sopra Steria Group SACA	2,111	406,057
SPIE SA	14,272	328,348
Suez SA	41,703	991,585
Tarkett SA (b)	2,965	70,324
Technicolor SA (b)	24,714	95,838
Security Description	Shares	Value
Technip Energies NV (b)	10,566	$ 144,849
Teleperformance	7,298	2,962,505
Television Francaise 1	4,354	44,018
Thales SA	12,857	1,311,863
TotalEnergies SE	310,447	14,047,117
Trigano SA	999	206,377
Ubisoft Entertainment SA (b)	12,260	858,391
Unibail-Rodamco-Westfield REIT (b)	34,100	145,411
Unibail-Rodamco-Westfield REIT (b)	14,778	1,279,167
Valeo SA	27,564	829,299
Valneva SE (b)	6,910	91,288
Veolia Environnement SA	66,965	2,022,670
Verallia SASU (d)	6,893	255,532
Vicat SA	1,828	88,339
Vilmorin & Cie SA	622	41,307
Vinci SA	66,153	7,059,795
Virbac SA	438	150,114
Vivendi SE	100,137	3,364,259
Voltalia SA (b)	2,962	79,034
Wendel SE	3,842	516,676
Worldline SA (b) (d)	29,643	2,775,029
		236,949,640
GERMANY — 5.2%
1&1 AG	6,659	203,740
Aareal Bank AG	7,346	169,615
Adesso SE	303	50,665
adidas AG	23,659	8,807,162
ADLER Group SA (d)	8,987	236,388
ADVA Optical Networking SE (b)	10,788	149,428
AIXTRON SE	17,031	461,503
Allianz SE	51,232	12,776,999
alstria office REIT-AG	23,891	441,701
Amadeus Fire AG	685	125,263
Aroundtown SA	118,739	926,547
AURELIUS Equity Opportunities SE & Co. KGaA	3,824	117,544
Aurubis AG	4,053	375,673
BASF SE	114,131	8,992,523
Basler AG	379	46,923
Bayer AG	122,077	7,413,733
Bayerische Motoren Werke AG	41,018	4,344,331
Bayerische Motoren Werke AG Preference Shares	7,422	667,173
BayWa AG	2,500	107,917
Bechtle AG	3,501	650,385
Beiersdorf AG	12,526	1,511,455
Bertrandt AG	1,559	104,273
Bilfinger SE	5,632	168,578

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Borussia Dortmund GmbH & Co. KGaA (b)	6,662	$ 49,101
Brenntag SE	19,647	1,827,138
CANCOM SE	3,937	238,113
Carl Zeiss Meditec AG	4,761	920,028
CECONOMY AG (b)	17,753	86,655
Cewe Stiftung & Co. KGaA	785	121,580
Commerzbank AG (b)	118,952	843,852
CompuGroup Medical SE & Co. KgaA	2,805	219,712
Continental AG (b)	13,669	2,009,725
Corestate Capital Holding SA (b) (c)	2,251	29,364
Covestro AG (d)	24,278	1,567,974
CropEnergies AG	4,161	53,392
CTS Eventim AG & Co. KGaA (b)	7,518	469,852
Daimler AG	106,351	9,496,965
Datagroup SE (b)	430	33,146
Dermapharm Holding SE	2,022	161,258
Deutsche Bank AG (b)	256,255	3,338,568
Deutsche Beteiligungs AG	2,337	94,506
Deutsche Boerse AG	23,549	4,110,821
Deutsche EuroShop AG	5,377	127,532
Deutsche Lufthansa AG (b) (c)	34,273	385,715
Deutsche Pfandbriefbank AG (d)	14,871	147,045
Deutsche Post AG	123,173	8,378,629
Deutsche Telekom AG	414,165	8,748,516
Deutsche Wohnen SE	43,023	2,631,663
Deutz AG (b)	12,501	101,106
DIC Asset AG	5,992	103,533
Draegerwerk AG & Co. KGaA	314	29,194
Draegerwerk AG & Co. KGaA Preference Shares	947	89,619
Duerr AG	7,444	283,197
E.ON SE	278,810	3,225,072
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,588	181,447
Elmos Semiconductor SE	932	40,342
ElringKlinger AG (b)	2,938	52,298
Encavis AG	9,179	173,513
Evonik Industries AG	25,651	860,265
Evotec SE (b)	15,941	722,717
Exasol AG (b)	1,208	25,113
Flatex DEGIRO AG (b)	2,461	331,250
Fraport AG Frankfurt Airport Services Worldwide (b)	4,505	306,979
Freenet AG	15,392	363,607
Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA	27,091	$ 2,250,191
Fresenius SE & Co. KGaA	51,960	2,710,945
Fuchs Petrolub SE Preference Shares	7,686	373,890
GEA Group AG	18,283	740,651
Gerresheimer AG	3,436	379,971
Grand City Properties SA (b)	14,407	389,203
GRENKE AG (c)	2,516	110,398
Hamborner REIT AG	13,775	146,679
Hamburger Hafen und Logistik AG	2,218	55,763
Hannover Rueck SE	7,203	1,205,282
HeidelbergCement AG	18,492	1,586,393
HelloFresh SE (b)	20,692	2,011,679
Henkel AG & Co. KGaA Preference Shares	22,139	2,337,714
Henkel AG & Co. KGaA	12,449	1,146,368
Hensoldt AG	7,515	135,463
HOCHTIEF AG	2,491	191,306
Home24 SE (b)	2,725	50,897
Hornbach Baumarkt AG	819	35,985
Hornbach Holding AG & Co. KGaA	1,214	138,354
HUGO BOSS AG	7,436	404,586
Hypoport SE (b)	368	190,275
Indus Holding AG	1,771	70,148
Infineon Technologies AG	162,275	6,508,389
Instone Real Estate Group AG (d)	7,035	211,907
Jenoptik AG	5,308	145,157
JOST Werke AG (d)	3,047	181,756
Jungheinrich AG Preference Shares	4,946	241,775
Just Eat Takeaway (b) (c) (d)	5,995	554,218
Just Eat Takeaway.com NV (b) (c) (d)	9,121	842,289
Just Eat Takeaway.com NV ADR (b) (c)	26,840	490,098
K+S AG (b)	20,821	283,460
KION Group AG	8,481	903,979
Kloeckner & Co. SE (b)	12,637	172,941
Knorr-Bremse AG	8,692	999,861
Koenig & Bauer AG (b)	1,881	62,794
Krones AG	2,176	194,442
KWS SAA t SE & Co. KGaA	1,045	86,005
LANXESS AG	9,763	669,437
LEG Immobilien SE	9,234	1,329,951
LPKF Laser & Electronics AG	2,502	72,873
MBB SE	230	35,840
Medios AG (b)	1,048	41,759
Merck KGaA	16,167	3,100,186

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
METRO AG	18,554	$ 229,713
MLP SE	12,808	105,868
MorphoSys AG (b)	3,637	282,164
MTU Aero Engines AG	6,629	1,642,233
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,409	4,768,042
Nagarro SE (b)	1,607	197,244
Nemetschek SE	7,176	549,067
New Work SE	256	80,452
Nordex SE (b)	11,184	271,629
Norma Group SE	3,466	177,484
Northern Data AG (b)	970	93,866
OHB SE	540	23,662
PATRIZIA AG	4,758	124,135
Pfeiffer Vacuum Technology AG	515	97,840
PNE AG	3,945	34,760
Porsche Automobil Holding SE Preference Shares	19,027	2,038,895
ProSiebenSat.1 Media SE	29,028	577,468
Puma SE	13,311	1,587,234
Rational AG	716	648,716
Rheinmetall AG	6,001	592,812
RWE AG	79,910	2,896,028
SAF-Holland SE (b)	7,955	110,659
Salzgitter AG (b)	3,534	105,026
SAP SE	129,757	18,286,969
Sartorius AG Preference Shares	4,275	2,225,609
Scout24 AG (d)	10,840	914,259
Secunet Security Networks AG	245	108,955
SGL Carbon SE (b)	6,303	60,471
Siemens AG	95,060	15,063,211
Siemens Energy AG (b)	48,037	1,448,104
Siemens Healthineers AG (d)	34,061	2,087,508
Siltronic AG	2,468	411,216
Sirius Real Estate, Ltd.	129,886	198,451
Sixt SE (b)	1,408	189,683
Sixt SE Preference Shares	2,921	235,553
SMA Solar Technology AG	2,210	126,796
Software AG	5,291	238,058
Softwareone Holding AG	10,037	237,257
Stabilus SA	3,524	286,478
Steico SE	1,042	136,669
STO SE & Co. KGaA Preference Shares	608	132,669
STRATEC SE	869	121,399
Stroeer SE & Co. KGaA	2,915	233,514
Suedzucker AG	6,464	103,487
Symrise AG	15,987	2,227,682
Security Description	Shares	Value
TAG Immobilien AG	17,690	$ 561,387
Takkt AG	5,349	88,934
TeamViewer AG (b) (d)	19,278	725,176
Telefonica Deutschland Holding AG	125,136	330,188
Thyssenkrupp AG (b)	48,637	506,995
TUI AG (b) (c)	90,444	461,668
Uniper SE	26,583	979,160
United Internet AG	11,799	482,459
Varta AG	2,186	337,009
VERBIO Vereinigte BioEnergie AG	7,261	367,854
Volkswagen AG	3,902	1,280,860
Volkswagen AG Preference Shares	23,061	5,775,909
Vonovia SE	68,358	4,419,707
Vossloh AG	1,786	90,122
Wacker Chemie AG	1,730	266,812
Wacker Neuson SE	5,915	170,034
Washtec AG	1,430	88,692
Westwing Group AG (b)	1,239	67,795
Wuestenrot & Wuerttembergische AG	2,120	48,573
Zalando SE (b) (d)	24,121	2,916,291
Zeal Network SE	1,460	72,546
zooplus AG (b)	679	219,988
		218,188,033
GHANA — 0.0% (a)
Tullow Oil PLC (b)	111,829	91,857
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	51,147
Alpha Services & Holdings SA (b)	172,895	221,029
Athens Water Supply & Sewage Co. SA	4,435	43,496
Eurobank Ergasias Services & Holdings SA Class A (b)	305,141	307,587
FF Group (b) (f)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	109,607
Hellenic Petroleum SA	7,184	52,310
Hellenic Telecommunications Organization SA	27,628	463,611
Holding Co. ADMIE IPTO SA	31,100	96,076
JUMBO SA	12,792	215,263
LAMDA Development SA (b)	12,062	107,569
Motor Oil Hellas Corinth Refineries SA (b)	5,457	92,542
Mytilineos SA	11,055	201,109

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
National Bank of Greece SA (b)	54,691	$ 155,659
OPAP SA	23,149	348,920
Piraeus Financial Holdings SA (b)	77,686	137,271
Public Power Corp. SA (b)	11,042	117,460
Sarantis SA	3,274	34,555
Terna Energy SA	8,992	126,897
		2,882,108
HONG KONG — 1.6%
AIA Group, Ltd.	1,503,000	18,676,578
Alibaba Pictures Group, Ltd. (b) (c)	1,680,000	233,638
Apollo Future Mobility Group, Ltd. (b) (c)	1,040,000	56,246
ASM Pacific Technology, Ltd.	35,200	476,836
Bank of East Asia, Ltd.	150,940	280,273
Cafe de Coral Holdings, Ltd.	40,000	82,206
Champion REIT	237,000	133,365
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A	130,000	121,532
China High Speed Transmission Equipment Group Co., Ltd. (b)	107,000	67,927
China Huishan Dairy Holdings Co., Ltd. (b) (f)	66,000	—
China Water Affairs Group, Ltd.	126,000	97,025
China Youzan, Ltd. (b) (c)	1,724,000	328,556
Chinese Estates Holdings, Ltd.	55,000	25,638
Chow Sang Sang Holdings International, Ltd.	60,000	103,839
Citychamp Watch & Jewellery Group, Ltd.	286,000	55,978
CK Asset Holdings, Ltd.	216,181	1,492,084
CK Infrastructure Holdings, Ltd.	88,000	524,656
CK Life Sciences Int'l Holdings, Inc. (c)	310,000	35,527
CLP Holdings, Ltd.	205,500	2,032,282
CMBC Capital Holdings, Ltd. (c)	1,920,000	24,476
C-Mer Eye Care Holdings, Ltd.	40,000	51,405
Comba Telecom Systems Holdings, Ltd. (c)	134,000	35,028
Concord New Energy Group, Ltd.	620,000	47,104
Security Description	Shares	Value
Crystal International Group, Ltd. (d)	65,500	$ 33,653
Dah Sing Banking Group, Ltd.	38,000	41,935
Dah Sing Financial Holdings, Ltd.	13,200	45,128
Digital China Holdings, Ltd. (c)	68,000	44,920
EC Healthcare	54,000	97,210
Far East Consortium International, Ltd.	109,605	41,353
Fortune Real Estate Investment Trust	216,000	231,413
Fosun Tourism Group (d)	50,600	80,795
Glory Sun Financial Group, Ltd. (b) (c)	4,116,000	110,773
Guotai Junan International Holdings, Ltd.	261,000	41,675
Haitong International Securities Group, Ltd. (c)	379,000	104,439
Hang Lung Group, Ltd.	95,000	242,214
Hang Lung Properties, Ltd.	287,000	697,003
Hang Seng Bank, Ltd.	95,800	1,913,323
Henderson Land Development Co., Ltd.	186,466	883,606
Hi Sun Technology China, Ltd. (b)	207,000	34,918
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	305,164	309,257
HKBN, Ltd.	83,000	100,465
HKT Trust & HKT, Ltd. Stapled Security	436,000	593,995
Hong Kong & China Gas Co., Ltd.	1,398,101	2,171,185
Hong Kong Exchanges & Clearing, Ltd.	149,661	8,918,935
Hong Kong Television Network, Ltd. (b) (c)	127,000	159,448
Hongkong & Shanghai Hotels Ltd (b)	37,473	39,423
Hongkong Land Holdings, Ltd.	151,200	719,712
Huabao International Holdings, Ltd. (c)	113,000	272,393
Hutchison Port Holdings Trust Stapled Security	599,400	134,865
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	68,168
Hutchmed China, Ltd. ADR (b)	8,500	333,795

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Hysan Development Co., Ltd.	67,000	$ 267,022
Jardine Matheson Holdings, Ltd.	26,000	1,661,920
Johnson Electric Holdings, Ltd.	52,500	135,545
K Wah International Holdings, Ltd.	113,000	54,857
Kerry Properties, Ltd.	75,500	248,885
Kingboard Laminates Holdings, Ltd.	114,000	255,720
Lifestyle International Holdings, Ltd. (b)	41,000	31,466
Link REIT	261,276	2,531,728
Luk Fook Holdings International, Ltd.	35,000	120,785
Man Wah Holdings, Ltd.	234,800	564,184
Melco International Development, Ltd.	78,000	143,227
Melco Resorts & Entertainment, Ltd. ADR (b)	26,330	436,288
MTR Corp., Ltd.	206,381	1,149,388
New World Development Co., Ltd.	205,581	1,068,163
Nine Dragons Paper Holdings, Ltd.	191,000	244,965
Nissin Foods Co., Ltd. (c)	76,000	58,131
NWS Holdings, Ltd.	179,968	191,420
Pacific Basin Shipping, Ltd. (b)	551,000	222,079
Pacific Textiles Holdings, Ltd.	85,000	51,115
PAX Global Technology, Ltd.	81,000	93,142
PCCW, Ltd.	461,471	241,852
Perennial Energy Holdings, Ltd. (c)	95,000	22,509
Perfect Medical Health Management, Ltd.	80,000	96,628
Pou Sheng International Holdings, Ltd. (b)	219,000	51,607
Power Assets Holdings, Ltd.	186,500	1,144,334
Prosperity REIT	191,000	73,047
Realord Group Holdings, Ltd. (b)	46,000	67,408
Sa Sa International Holdings, Ltd. (b)	124,000	35,447
Shanghai Industrial Holdings, Ltd.	53,000	78,212
Shun Tak Holdings, Ltd. (b)	122,000	39,275
Sino Biopharmaceutical, Ltd.	1,242,000	1,218,674
Sino Land Co., Ltd.	429,184	676,450
Skyworth Group, Ltd. (b)	160,000	44,915
Security Description	Shares	Value
SmarTone Telecommunications Holdings, Ltd.	38,500	$ 22,805
SSY Group, Ltd.	204,000	182,306
Stella International Holdings, Ltd.	45,500	70,308
Sun Hung Kai & Co., Ltd.	57,000	30,607
Sun Hung Kai Properties, Ltd.	164,500	2,450,813
SUNeVision Holdings, Ltd.	63,000	64,494
Sunlight Real Estate Investment Trust	122,000	70,537
Swire Pacific, Ltd. Class A	57,500	389,832
Swire Properties, Ltd.	134,200	400,050
Techtronic Industries Co., Ltd.	172,500	3,012,033
Television Broadcasts, Ltd. (b)	29,700	28,301
Texhong Textile Group, Ltd.	30,500	49,329
United Laboratories International Holdings, Ltd.	166,000	136,163
Value Partners Group, Ltd. (c)	187,000	119,436
Vinda International Holdings, Ltd. (c)	38,000	116,948
Vitasoy International Holdings, Ltd.	82,000	304,629
VTech Holdings, Ltd.	18,900	198,958
WH Group, Ltd. (d)	1,285,500	1,155,416
Wharf Real Estate Investment Co., Ltd. (c)	205,000	1,191,853
Xinyi Glass Holdings, Ltd.	218,000	888,467
Yue Yuen Industrial Holdings, Ltd. (b)	84,000	207,462
Yuexiu Real Estate Investment Trust	123,000	63,354
Zhuguang Holdings Group Co., Ltd.	174,000	40,330
		67,963,017
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	59,891	86,396
MOL Hungarian Oil & Gas PLC (b)	40,674	324,014
OTP Bank Nyrt (b)	28,314	1,526,166
Richter Gedeon Nyrt	13,084	348,756
		2,285,332
INDIA — 3.1%
3M India, Ltd. (b)	304	99,513
Aarti Industries, Ltd.	18,924	221,943

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Aavas Financiers, Ltd. (b)	3,165	$ 115,495
ACC, Ltd.	8,159	221,159
Adani Enterprises, Ltd.	33,342	676,237
Adani Green Energy, Ltd. (b)	46,821	708,583
Adani Ports & Special Economic Zone, Ltd.	58,638	555,140
Adani Power, Ltd. (b)	82,554	126,002
Adani Total Gas, Ltd.	33,625	461,354
Adani Transmission, Ltd. (b)	33,625	479,268
Aditya Birla Capital, Ltd. (b)	106,473	167,953
Aditya Birla Fashion & Retail, Ltd. (b)	76,383	221,709
Aegis Logistics, Ltd.	15,946	73,766
Affle India, Ltd. (b)	1,066	61,716
AIA Engineering, Ltd.	3,825	110,132
Ajanta Pharma, Ltd.	5,671	163,935
Alembic Pharmaceuticals, Ltd.	4,179	55,334
Alkyl Amines Chemicals	1,560	75,479
Amara Raja Batteries, Ltd.	8,200	82,193
Amber Enterprises India, Ltd. (b)	3,821	150,424
Ambuja Cements, Ltd.	97,798	448,202
APL Apollo Tubes, Ltd. (b)	10,744	235,507
Apollo Hospitals Enterprise, Ltd.	12,311	599,542
Apollo Tyres, Ltd. (b)	31,067	94,041
Ashok Leyland, Ltd.	189,516	312,588
Asian Paints, Ltd.	46,921	1,889,149
Astral, Ltd.	9,540	255,352
AstraZeneca Pharma India, Ltd.	1,288	62,575
Atul, Ltd. (b)	1,482	179,002
AU Small Finance Bank, Ltd. (b) (d)	13,987	194,920
Aurobindo Pharma, Ltd.	36,454	473,367
Avanti Feeds, Ltd.	6,665	48,945
Avenue Supermarts, Ltd. (b) (d)	19,888	894,759
Axis Bank, Ltd. (b)	277,176	2,790,405
Bajaj Auto, Ltd. (b)	7,793	433,406
Bajaj Electricals, Ltd. (b)	14,427	199,315
Bajaj Finance, Ltd. (b)	32,470	2,627,938
Bajaj Finserv, Ltd. (b)	4,919	801,351
Balkrishna Industries, Ltd.	10,417	313,813
Balrampur Chini Mills, Ltd.	31,845	152,392
Bandhan Bank, Ltd. (b) (d)	76,766	341,073
BASF India, Ltd.	5,048	176,527
Security Description	Shares	Value
Bata India, Ltd.	10,694	$ 229,728
Bayer CropScience, Ltd.	1,002	78,029
Berger Paints India, Ltd.	33,671	364,705
Bharat Electronics, Ltd.	147,735	353,785
Bharat Forge, Ltd. (b)	37,864	388,115
Bharat Heavy Electricals, Ltd. (b)	104,240	91,927
Bharat Petroleum Corp., Ltd.	103,992	654,899
Bharti Airtel, Ltd.	312,778	2,211,917
Biocon, Ltd. (b)	45,189	245,886
Birla Corp., Ltd.	3,296	53,781
Birlasoft, Ltd.	16,592	89,199
Blue Dart Express, Ltd. (b)	2,241	174,780
Blue Star, Ltd. (b)	6,804	74,699
Britannia Industries, Ltd.	12,979	637,277
Can Fin Homes, Ltd.	1,361	9,586
Canara Bank (b)	39,938	81,590
Carborundum Universal, Ltd.	16,876	137,644
Castrol India, Ltd.	94,135	181,229
Ceat, Ltd. (b)	2,422	44,303
Central Depository Services India, Ltd.	6,262	82,439
CESC, Ltd.	14,732	152,592
CG Power & Industrial Solutions, Ltd. (b)	65,451	69,651
Chambal Fertilizers and Chemicals, Ltd.	19,934	82,225
Cholamandalam Financial Holdings, Ltd.	22,915	204,148
Cholamandalam Investment & Finance Co., Ltd.	50,142	346,231
Cipla, Ltd.	55,816	729,821
City Union Bank, Ltd.	78,446	175,825
Coal India, Ltd.	186,828	368,604
Coforge, Ltd.	4,514	252,469
Colgate-Palmolive India, Ltd.	13,194	299,239
Computer Age Management Services, Ltd.	2,662	100,005
Container Corp. Of India, Ltd.	42,000	394,601
Coromandel International, Ltd.	12,289	148,946
CreditAccess Grameen, Ltd. (b)	5,585	56,353
Crompton Greaves Consumer Electricals, Ltd.	56,342	329,426
Cummins India, Ltd.	13,447	162,728
Cyient, Ltd.	18,747	216,802
Dabur India, Ltd.	71,437	546,614
Dalmia Bharat, Ltd. (b)	8,304	211,276
DCB Bank, Ltd. (b)	34,567	48,132

See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Deepak Nitrite, Ltd. (b)	7,407	$ 180,222
Dhani Services, Ltd. (b)	21,764	52,104
Divi's Laboratories, Ltd. (b)	15,894	942,617
Dixon Technologies India, Ltd.	3,120	185,573
DLF, Ltd.	88,211	333,595
Dr Lal PathLabs, Ltd. (d)	4,040	177,865
Dr Reddy's Laboratories, Ltd.	13,937	1,016,831
Edelweiss Financial Services, Ltd.	58,647	57,085
Eicher Motors, Ltd. (b)	16,360	587,919
EID Parry India, Ltd. (b)	2,695	15,462
Emami, Ltd.	26,541	200,084
Endurance Technologies, Ltd. (b) (d)	7,581	165,761
EPL ,Ltd.	15,437	58,130
Escorts, Ltd.	5,547	91,052
Exide Industries, Ltd.	45,727	112,180
FDC, Ltd. (b)	15,213	72,442
Federal Bank, Ltd.	146,800	172,020
Finolex Cables, Ltd.	8,417	58,861
Finolex Industries, Ltd. (b)	49,960	123,640
Firstsource Solutions, Ltd.	34,036	85,605
Fortis Healthcare, Ltd. (b)	45,663	149,527
GAIL India, Ltd.	202,523	407,743
GAIL India, Ltd. GDR	1,422	16,780
Galaxy Surfactants, Ltd.	4,286	174,309
Gillette India, Ltd.	1,677	127,995
Glenmark Pharmaceuticals, Ltd.	13,064	114,690
GMM Pfaudler, Ltd.	804	50,661
GMR Infrastructure, Ltd. (b)	229,459	98,168
Godrej Consumer Products, Ltd. (b)	54,164	634,148
Godrej Industries, Ltd. (b)	10,074	77,436
Godrej Properties, Ltd. (b)	11,879	223,389
Granules India, Ltd.	7,280	32,575
Graphite India, Ltd. (b)	7,019	60,185
Grasim Industries, Ltd.	34,179	689,167
Great Eastern Shipping Co., Ltd.	12,319	64,446
Gujarat Gas, Ltd.	15,258	135,635
Gujarat State Petronet, Ltd.	30,640	137,433
Gulf Oil Lubricants India, Ltd.	3,534	32,644
Happiest Minds Technologies, Ltd.	7,184	97,046
Havells India, Ltd.	33,992	448,257
HCL Technologies, Ltd.	132,745	1,756,420
Security Description	Shares	Value
HDFC Asset Management Co., Ltd. (d)	8,332	$ 327,031
HDFC Life Insurance Co., Ltd. (d)	96,545	891,414
HeidelbergCement India, Ltd.	37,912	128,864
Hero MotoCorp, Ltd.	14,353	560,487
Hindalco Industries, Ltd.	187,855	940,286
Hindustan Petroleum Corp., Ltd.	79,161	312,256
Hindustan Unilever, Ltd.	100,567	3,343,619
Housing Development Finance Corp., Ltd.	209,474	6,975,656
ICICI Bank, Ltd. ADR (b)	61,022	1,043,476
ICICI Bank, Ltd. (b)	498,229	4,228,880
ICICI Lombard General Insurance Co., Ltd. (d)	27,038	570,006
ICICI Prudential Life Insurance Co., Ltd. (d)	43,902	361,883
ICICI Securities, Ltd. (d)	9,852	84,954
IDFC First Bank, Ltd. (b)	271,694	198,114
IDFC, Ltd. (b)	302,285	219,200
IIFL Finance, Ltd.	39,096	133,809
IIFL Wealth Management, Ltd.	4,034	63,191
Indiabulls Housing Finance, Ltd.	26,026	91,404
IndiaMart InterMesh, Ltd. (d)	1,265	118,997
Indian Energy Exchange, Ltd. (d)	17,576	88,708
Indian Hotels Co., Ltd.	82,374	156,758
Indian Oil Corp., Ltd.	225,459	327,284
Indian Railway Catering & Tourism Corp., Ltd.	6,848	187,378
Indraprastha Gas, Ltd.	34,214	256,732
Indus Towers, Ltd.	80,676	259,025
Info Edge India, Ltd.	9,439	624,240
Infosys, Ltd. ADR	70,069	1,484,762
Infosys, Ltd.	343,185	7,298,626
Inox Leisure, Ltd. (b)	20,361	84,561
Intellect Design Arena, Ltd. (b)	9,675	94,231
InterGlobe Aviation, Ltd. (b) (d)	13,783	318,374
Ipca Laboratories, Ltd.	7,490	204,194
ITC, Ltd.	356,537	972,286
JB Chemicals & Pharmaceuticals, Ltd.	4,324	96,870
Jindal Steel & Power, Ltd. (b)	42,048	224,835
JK Cement, Ltd. (b)	4,955	190,087
JK Lakshmi Cement, Ltd. (b)	7,195	55,896
JM Financial, Ltd.	51,311	61,093
JSW Energy, Ltd.	30,125	67,987
JSW Steel, Ltd.	110,971	1,021,029

See accompanying notes to financial statements.
111

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Jubilant Foodworks, Ltd. (b)	8,600	$ 356,380
Jubilant Pharmova, Ltd.	6,773	66,723
Just Dial, Ltd. (b)	4,074	52,669
Kajaria Ceramics, Ltd.	12,979	171,112
Karur Vysya Bank, Ltd. (b)	19,609	13,639
Kaveri Seed Co., Ltd.	10,556	103,685
KEC International, Ltd. (b)	26,603	162,059
KEI Industries, Ltd.	9,323	86,977
Kotak Mahindra Bank, Ltd. (b)	66,379	1,523,377
KPIT Technologies, Ltd. (b)	20,116	70,283
L&T Finance Holdings, Ltd. (b)	80,402	100,489
L&T Technology Services, Ltd. (d)	6,585	257,190
Lakshmi Machine Works, Ltd.	1,452	127,252
Larsen & Toubro Infotech, Ltd. (d)	6,272	343,538
Larsen & Toubro, Ltd. GDR	2,055	41,306
Larsen & Toubro, Ltd.	82,104	1,657,489
Laurus Labs, Ltd. (d)	38,510	356,786
LIC Housing Finance, Ltd.	36,258	229,265
Linde India, Ltd.	2,553	56,501
Lupin, Ltd.	27,739	428,829
Mahanagar Gas, Ltd.	7,097	108,513
Mahindra & Mahindra Financial Services, Ltd.	73,974	156,348
Mahindra & Mahindra, Ltd. GDR	3,302	34,506
Mahindra & Mahindra, Ltd.	103,122	1,078,945
Manappuram Finance, Ltd.	62,089	140,960
Marico, Ltd.	62,219	444,314
Maruti Suzuki India, Ltd.	16,624	1,680,941
Max Financial Services, Ltd. (b)	29,653	423,033
Max Healthcare Institute, Ltd. (b)	35,140	120,317
Metropolis Healthcare, Ltd. (d)	2,766	105,525
Minda Industries, Ltd.	8,141	70,140
Mindspace Business Parks REIT (d)	37,000	140,742
Mindtree, Ltd.	9,323	326,173
Motherson Sumi Systems, Ltd. (b)	154,477	503,147
Mphasis, Ltd.	12,445	357,327
MRF, Ltd.	206	221,934
Security Description	Shares	Value
Multi Commodity Exchange of India, Ltd.	5,986	$ 122,535
Muthoot Finance, Ltd.	13,072	260,569
Narayana Hrudayalaya, Ltd. (b)	8,685	57,516
Natco Pharma, Ltd.	7,601	115,488
National Aluminium Co., Ltd.	208,978	220,280
Navin Fluorine International, Ltd.	3,460	174,525
NBCC India, Ltd.	75,439	54,755
NCC, Ltd.	48,477	56,642
NESCO, Ltd. (b)	5,149	41,975
Nestle India, Ltd.	4,031	956,258
Nippon Life India Asset Management, Ltd. (d)	14,668	72,265
NTPC, Ltd.	587,924	920,683
Oberoi Realty, Ltd. (b)	13,822	117,096
Oil & Natural Gas Corp., Ltd.	331,234	524,502
Oil India, Ltd.	33,154	70,117
Oracle Financial Services Software, Ltd.	2,609	128,169
Orient Electric, Ltd.	13,712	57,842
Page Industries, Ltd.	644	255,781
Persistent Systems, Ltd.	8,644	341,765
Petronet LNG, Ltd.	80,619	244,905
Phoenix Mills, Ltd. (b)	8,044	88,216
PI Industries, Ltd.	8,978	351,535
Pidilite Industries, Ltd. (b)	18,643	540,241
Piramal Enterprises, Ltd.	12,124	391,180
PNB Housing Finance, Ltd. (b) (d)	4,383	40,298
Polycab India, Ltd. (b)	3,570	94,860
Power Grid Corp. of India, Ltd.	285,480	892,581
Prestige Estates Projects, Ltd. (b)	13,088	50,984
Procter & Gamble Health, Ltd.	760	56,744
PVR, Ltd. (b)	4,230	75,953
Quess Corp., Ltd. (d)	7,670	84,403
Radico Khaitan, Ltd.	7,995	81,649
Rajesh Exports, Ltd.	10,314	78,344
Rallis India, Ltd.	37,687	164,732
Ramco Cements Ltd	13,546	186,934
Ratnamani Metals & Tubes, Ltd. (b)	1,958	54,021
RBL Bank, Ltd. (b) (d)	36,130	102,319
REC, Ltd.	149,512	298,803
Redington India, Ltd. (b)	45,228	162,706
Relaxo Footwears, Ltd. (b)	11,196	173,513
Reliance Industries, Ltd. GDR (d)	13,202	747,233
Reliance Industries, Ltd.	322,467	9,156,666

See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Route Mobile, Ltd. (b)	2,470	$ 57,262
Sanofi India, Ltd.	1,103	113,850
SBI Cards & Payment Services, Ltd. (b)	20,000	261,106
SBI Life Insurance Co., Ltd. (d)	54,572	740,169
Schaeffler India, Ltd.	936	70,951
Shree Cement, Ltd. (b)	1,324	489,925
Shriram City Union Finance, Ltd.	2,825	65,107
Shriram Transport Finance Co., Ltd.	27,135	490,149
Siemens, Ltd.	8,529	231,906
SKF India, Ltd.	2,698	97,288
Sobha, Ltd.	12,486	79,127
Sonata Software, Ltd.	7,624	76,599
Spandana Sphoorty Financial, Ltd. (b)	5,000	44,440
SpiceJet, Ltd. (b)	6,570	7,160
SRF, Ltd.	3,081	301,580
State Bank of India	208,084	1,173,534
State Bank of India GDR	1,020	57,018
Sterlite Technologies, Ltd.	18,980	67,514
Strides Pharma Science, Ltd.	5,713	58,360
Sumitomo Chemical India, Ltd.	12,208	63,438
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	26,289
Sun Pharmaceutical Industries, Ltd.	102,687	933,135
Sun TV Network, Ltd.	9,639	68,697
Sundaram Finance, Ltd.	6,637	238,822
Sundram Fasteners, Ltd.	23,040	250,656
Sunteck Realty, Ltd.	14,806	58,573
Supreme Industries, Ltd.	6,899	200,886
Suven Pharmaceuticals, Ltd.	10,286	66,417
Symphony, Ltd.	3,877	53,656
Syngene International, Ltd. (b) (d)	13,475	105,744
Tanla Platforms, Ltd.	7,067	76,032
Tata Chemicals, Ltd.	17,851	173,827
Tata Communications, Ltd.	13,824	239,377
Tata Consultancy Services, Ltd.	112,065	5,044,282
Tata Consumer Products, Ltd.	71,728	727,991
Tata Elxsi, Ltd.	3,720	215,418
Tata Motors, Ltd. ADR (b)	7,545	171,875
Tata Motors, Ltd. (b)	158,404	723,719
Tata Power Co., Ltd.	172,181	282,837
Tata Steel, Ltd.	79,635	1,249,861
Tata Steel, Ltd. GDR	1,300	20,020
Security Description	Shares	Value
TeamLease Services, Ltd. (b)	1,645	$ 80,056
Tech Mahindra, Ltd.	76,941	1,133,930
Thermax, Ltd. (b)	9,721	194,132
Timken India, Ltd.	6,375	126,021
Titan Co., Ltd.	42,422	988,781
Torrent Pharmaceuticals, Ltd.	6,079	237,304
Torrent Power, Ltd.	20,143	124,684
Trent, Ltd.	19,692	225,148
TTK Prestige, Ltd.	498	62,804
Tube Investments of India, Ltd.	9,555	150,222
TV18 Broadcast, Ltd. (b)	322,994	186,418
Ujjivan Financial Services, Ltd.	1,086	3,014
UltraTech Cement, Ltd.	13,879	1,265,224
United Spirits, Ltd. (b)	34,804	309,809
UPL, Ltd.	59,469	634,333
UTI Asset Management Co., Ltd.	5,427	62,327
Vaibhav Global, Ltd.	5,835	62,660
Varun Beverages, Ltd.	24,745	242,894
Vedanta, Ltd.	130,182	460,357
Vedanta, Ltd. ADR	1,433	20,349
V-Guard Industries, Ltd. (b)	20,544	73,285
Vinati Organics, Ltd.	4,690	115,468
V-Mart Retail, Ltd. (b)	2,562	96,522
Vodafone Idea, Ltd. (b)	693,861	92,882
Voltas, Ltd.	23,360	321,330
Wipro, Ltd. ADR	19,054	148,812
Wipro, Ltd.	146,676	1,076,736
Wockhardt, Ltd. (b)	5,297	36,918
Yes Bank, Ltd. (b)	1,088,539	198,435
Zee Entertainment Enterprises, Ltd.	115,040	332,367
		129,642,711
INDONESIA — 0.3%
Ace Hardware Indonesia Tbk PT	1,445,300	124,595
Adaro Energy Tbk PT	1,258,000	104,544
AKR Corporindo Tbk PT	605,200	131,474
Aneka Tambang Tbk	2,322,500	368,397
Astra Agro Lestari Tbk PT	154,200	80,822
Astra International Tbk PT	2,124,900	723,931
Bank BTPN Syariah Tbk PT	170,800	33,924
Bank Central Asia Tbk PT	1,309,800	2,721,222
Bank Mandiri Persero Tbk PT	1,876,600	763,582
Bank Negara Indonesia Persero Tbk PT	1,007,600	321,737

See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	6,453,500	$ 1,753,572
Bank Tabungan Negara Persero Tbk PT (b)	370,200	34,978
Barito Pacific Tbk PT	2,421,300	142,773
Bukit Asam Tbk PT	469,600	64,772
Bumi Serpong Damai Tbk PT (b)	1,332,000	88,647
Charoen Pokphand Indonesia Tbk PT	936,200	403,534
Ciputra Development Tbk PT	929,100	59,591
First Pacific Co., Ltd.	386,000	131,718
Gudang Garam Tbk PT (b)	43,700	133,210
Indah Kiat Pulp & Paper Tbk PT	403,700	207,418
Indocement Tunggal Prakarsa Tbk PT	146,800	104,279
Indofood CBP Sukses Makmur Tbk PT	220,400	123,880
Indofood Sukses Makmur Tbk PT	409,500	174,391
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,066,100	101,168
Japfa Comfeed Indonesia Tbk PT	1,478,400	176,388
Jasa Marga Persero Tbk PT (b)	150,175	36,456
Kalbe Farma Tbk PT	1,941,600	187,465
Lippo Karawaci Tbk PT (b)	12,717,700	135,071
Media Nusantara Citra Tbk PT (b)	419,700	26,919
Merdeka Copper Gold Tbk PT (b)	890,100	180,475
Mitra Adiperkasa Tbk PT (b)	2,793,900	120,427
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	71,652
Pacific Strategic Financial Tbk PT (b)	1,897,100	108,593
Pakuwon Jati Tbk PT (b)	1,357,000	41,178
Perusahaan Gas Negara Tbk PT (b)	2,224,000	154,146
Sarana Menara Nusantara Tbk PT	1,869,100	159,840
Semen Indonesia Persero Tbk PT	425,300	278,645
Summarecon Agung Tbk PT (b)	988,789	57,964
Surya Citra Media Tbk PT (b)	511,200	63,812
Telkom Indonesia Persero Tbk PT	5,471,700	1,188,680
Tower Bersama Infrastructure Tbk PT	785,500	173,893
Security Description	Shares	Value
Unilever Indonesia Tbk PT	744,500	$ 254,157
United Tractors Tbk PT	219,300	306,264
Wijaya Karya Persero Tbk PT	1,310,600	89,482
XL Axiata Tbk PT	213,000	39,221
		12,748,887
IRELAND — 0.5%
AerCap Holdings NV (b)	16,123	825,659
AIB Group PLC (b)	95,701	246,618
Bank of Ireland Group PLC (b)	134,075	718,201
C&C Group PLC (b)	56,746	190,492
Cairn Homes PLC (b)	98,009	123,900
COSMO Pharmaceuticals NV (b) (c)	890	82,130
CRH PLC	97,153	4,896,586
Dalata Hotel Group PLC (b)	26,175	119,042
Flutter Entertainment PLC (b) (e)	9,893	1,791,494
Flutter Entertainment PLC (b) (e)	10,312	1,872,573
Glanbia PLC	24,251	393,714
Glenveagh Properties PLC (b) (d)	87,042	99,094
Greencore Group PLC (b)	60,591	105,132
Hibernia REIT PLC	81,189	119,390
Irish Residential Properties REIT PLC	52,453	94,675
Kerry Group PLC Class A	20,070	2,803,761
Keywords Studios PLC (b)	8,075	277,765
Kingspan Group PLC	18,141	1,713,329
Origin Enterprises PLC	14,761	57,679
Smurfit Kappa Group PLC	28,803	1,562,705
UDG Healthcare PLC	30,775	454,476
Uniphar PLC (b)	25,669	103,803
		18,652,218
ISRAEL — 0.5%
Africa Israel Properties, Ltd. (b)	2,220	96,105
Airport City, Ltd. (b)	6,576	110,310
Alony Hetz Properties & Investments, Ltd.	22,632	315,327
Altshuler Shaham Provident Funds & Pension, Ltd.	6,613	39,777
Amot Investments, Ltd.	20,335	133,424
Ashtrom Group, Ltd.	6,844	155,426
AudioCodes, Ltd.	2,032	68,284
Azrieli Group, Ltd.	4,581	322,645
Bank Hapoalim BM (b)	137,436	1,103,368

See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Bank Leumi Le-Israel BM (b)	175,881	$ 1,336,447
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	278,833	303,777
Big Shopping Centers, Ltd. (b)	1,641	210,004
Blue Square Real Estate, Ltd.	992	76,078
Caesarstone, Ltd.	2,900	42,804
Camtek, Ltd. (b)	2,703	102,529
Check Point Software Technologies, Ltd. (b)	13,910	1,615,368
Clal Insurance Enterprises Holdings, Ltd. (b)	14,033	278,636
Cognyte Software, Ltd. (b)	11,500	281,750
Compugen, Ltd. (b) (c)	9,600	79,488
Danel Adir Yeoshua, Ltd.	546	114,445
Delek Automotive Systems, Ltd.	5,899	77,483
Elbit Systems, Ltd.	2,863	370,780
Elco, Ltd.	2,531	150,687
Electra Consumer Products 1970, Ltd.	1,135	65,240
Electra, Ltd.	174	98,734
Energix-Renewable Energies, Ltd.	29,187	112,054
Enlight Renewable Energy, Ltd. (b)	123,244	264,567
Equital, Ltd. (b)	2,112	57,297
Fattal Holdings 1998, Ltd. (b)	657	62,484
FIBI Holdings, Ltd. (b)	1,612	60,305
First International Bank Of Israel, Ltd. (b)	6,350	203,449
Fiverr International, Ltd. (b)	3,700	897,213
Formula Systems 1985, Ltd.	1,091	97,934
Fox Wizel, Ltd.	805	92,247
Gav-Yam Lands Corp., Ltd.	15,988	153,134
Gazit-Globe, Ltd.	12,106	87,345
Gilat Satellite Networks, Ltd.	8,589	86,826
Harel Insurance Investments & Financial Services, Ltd.	14,865	147,350
Hilan, Ltd.	1,722	83,075
ICL Group, Ltd.	93,586	635,012
Isracard, Ltd. (b)	49,413	202,596
Israel Canada T.R, Ltd. (b)	13,300	54,082
Israel Corp., Ltd. (b)	350	106,079
Security Description	Shares	Value
Israel Discount Bank, Ltd. Class A (b)	140,850	$ 670,858
Ituran Location & Control, Ltd.	2,300	62,652
Kornit Digital, Ltd. (b)	5,700	708,681
Magic Software Enterprises, Ltd.	2,818	45,481
Matrix IT, Ltd.	4,080	110,336
Maytronics, Ltd.	9,751	203,219
Mega Or Holdings, Ltd.	2,173	70,021
Mehadrin, Ltd. (b)	0	10
Melisron, Ltd. (b)	2,227	152,408
Menora Mivtachim Holdings, Ltd.	2,913	57,661
Migdal Insurance & Financial Holding, Ltd. (b)	42,449	58,492
Mivne Real Estate KD, Ltd.	61,556	178,519
Mizrahi Tefahot Bank, Ltd. (b)	18,647	574,546
Nano Dimension, Ltd. ADR (b)	41,300	340,312
Nano-X Imaging, Ltd. (b) (c)	4,000	128,200
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	58,684
NEOGAMES SA (b)	1,900	116,793
Nice, Ltd. (b)	7,619	1,861,669
Nova Measuring Instruments, Ltd. (b)	3,233	332,081
Oil Refineries, Ltd. (b)	162,289	41,836
One Software Technologies, Ltd.	3,910	58,629
OPC Energy, Ltd. (b)	13,656	133,354
Partner Communications Co., Ltd. (b)	17,416	79,744
Paz Oil Co., Ltd. (b)	926	113,729
Phoenix Holdings, Ltd.	13,973	130,661
Plus500, Ltd.	10,246	188,960
Property & Building Corp., Ltd. (b)	682	83,092
Radware, Ltd. (b)	5,000	153,900
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	97,380
Reit 1, Ltd.	26,757	141,401
Sapiens International Corp. NV	3,605	96,694
Shapir Engineering and Industry, Ltd.	13,487	102,855
Shikun & Binui, Ltd. (b)	26,981	174,546
Shufersal, Ltd.	32,042	255,077
Strauss Group, Ltd.	4,796	134,306
Summit Real Estate Holdings, Ltd. (b)	5,965	89,937
Taptica International, Ltd. (b) (c)	12,248	120,470

See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. ADR (b) (c)	117,253	$ 1,160,805
Teva Pharmaceutical Industries, Ltd. (b)	19,463	193,824
Tower Semiconductor, Ltd. (b)	11,726	346,256
Wix.com, Ltd. (b)	6,900	2,002,932
		22,582,976
ITALY — 1.3%
A2A SpA	231,550	473,402
ACEA SpA	4,921	113,740
AMCO - Asset Management Co. SpA (b) (c) (f)	403	—
Amplifon SpA	14,633	722,591
Anima Holding SpA (d)	29,819	148,204
Arnoldo Mondadori Editore SpA (b)	41,346	78,844
Ascopiave SpA	16,517	69,536
Assicurazioni Generali SpA	138,698	2,780,569
Atlantia SpA (b)	61,568	1,114,917
Autogrill SpA (b) (c)	17,572	128,783
Azimut Holding SpA	12,321	299,243
Banca Generali SpA (b)	6,505	277,560
Banca Mediolanum SpA	27,638	268,894
Banca Monte dei Paschi di Siena SpA (b) (c)	25,614	35,054
Banca Popolare di Sondrio SCPA	56,342	244,413
Banco BPM SpA	169,167	544,269
BFF Bank SpA (d)	19,085	191,248
Biesse SpA (b)	4,132	138,086
BPER Banca (c)	145,833	317,438
Brembo SpA	17,541	222,164
Brunello Cucinelli SpA (b) (c)	5,684	332,449
Buzzi Unicem SpA	11,398	302,373
Carel Industries SpA (d)	5,036	120,937
Cerved Group SpA (b)	21,273	247,231
CIR SpA-Compagnie Industriali (b)	81,273	48,769
Credito Emiliano SpA	7,794	46,677
Danieli & C Officine Meccaniche SpA	3,347	57,712
Davide Campari-Milano NV	66,603	892,130
De' Longhi SpA	9,994	435,438
DiaSorin SpA	2,887	546,079
doValue SpA (d)	6,479	71,302
El.En. SpA	2,722	140,419
Enav SpA (b) (d)	23,366	105,297
Enel SpA	1,010,658	9,386,965
Eni SpA	313,560	3,818,910
ERG SpA	9,874	292,740
Esprinet SpA	3,797	66,732
Security Description	Shares	Value
Falck Renewables SpA	16,956	$ 111,801
Ferrari NV	15,744	3,248,722
Fila SpA	4,681	59,620
Fincantieri SpA (b)	59,925	54,009
FinecoBank Banca Fineco SpA (b)	80,327	1,400,320
Gruppo MutuiOnline SpA	3,985	189,978
GVS SpA (d)	12,903	211,316
Hera SpA	93,946	388,155
Illimity Bank SpA (b)	8,543	119,142
Immobiliare Grande Distribuzione SIIQ SpA REIT	13,675	65,842
Infrastrutture Wireless Italiane SpA (d)	43,441	490,027
Interpump Group SpA	8,613	510,095
Intesa Sanpaolo SpA	2,034,180	5,619,535
Iren SpA	74,592	212,832
Italgas SpA	55,672	363,910
Italmobiliare SpA	2,891	104,396
Juventus Football Club SpA (b) (c)	49,118	42,056
La Doria SpA	7,554	170,566
Leonardo SpA (b)	46,409	374,908
Maire Tecnimont SpA	17,380	63,564
MARR SpA (b)	3,554	84,715
Mediaset SpA (b)	40,137	144,890
Mediobanca Banca di Credito Finanziario SpA (b)	77,174	901,479
Moncler SpA	24,837	1,680,657
Nexi SpA (b) (d)	59,381	1,303,474
Piaggio & C SpA	24,484	96,282
Pirelli & C SpA (d)	44,955	261,016
Poste Italiane SpA (d)	64,919	858,410
Prysmian SpA	31,706	1,136,653
RAI Way SpA (d)	11,872	71,521
Recordati Industria Chimica e Farmaceutica SpA	12,993	742,685
Reply SpA	2,360	387,903
Saipem SpA (b) (c)	65,470	158,465
Salvatore Ferragamo SpA (b)	6,814	145,817
Saras SpA (b) (c)	44,370	37,096
Sesa SpA (b)	1,926	322,050
Snam SpA	259,114	1,498,007
Societa Cattolica Di Assicurazione SPA (b)	13,369	111,059
Tamburi Investment Partners SpA	9,384	92,033
Technogym SpA (d)	13,852	176,756
Telecom Italia SpA (e)	1,161,820	577,162
Telecom Italia SpA (e)	844,429	447,429
Terna SPA	184,520	1,375,080
Tinexta SpA	5,449	212,082
Tod's SpA (b)	3,016	204,944

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
UniCredit SpA	266,995	$ 3,150,464
Unipol Gruppo SpA	44,840	244,183
Webuild SpA	26,213	69,570
Zignago Vetro SpA	3,618	72,082
		55,445,873
JAPAN — 14.3%
77 Bank, Ltd.	4,900	53,772
ABC-Mart, Inc.	3,800	218,092
Acom Co., Ltd.	46,900	204,519
Activia Properties, Inc. REIT	75	355,437
Adastria Co., Ltd.	2,800	51,212
ADEKA Corp.	13,800	259,240
Advan Co., Ltd.	7,300	61,497
Advance Residence Investment Corp. REIT	163	543,382
Advantest Corp.	24,800	2,236,670
Aeon Co., Ltd.	82,100	2,208,023
Aeon Delight Co., Ltd. (b)	2,000	62,798
AEON Financial Service Co., Ltd. (b)	10,500	123,835
Aeon Mall Co., Ltd.	11,800	181,906
AEON REIT Investment Corp.	172	254,924
AGC, Inc. (c)	25,200	1,058,041
Ai Holdings Corp. (c)	4,100	80,899
AI inside, Inc. (b)	100	12,082
Aica Kogyo Co., Ltd.	5,900	207,582
Aichi Corp.	11,000	80,872
Aida Engineering, Ltd.	8,700	77,523
Aiful Corp.	30,500	105,248
Ain Holdings, Inc.	3,000	187,314
Air Water, Inc.	20,000	307,775
Aisin Corp.	18,600	796,018
Ajinomoto Co., Inc.	58,000	1,507,091
Akatsuki, Inc.	1,100	35,233
Alfresa Holdings Corp.	21,600	322,862
Alpen Co., Ltd. (c)	6,500	172,939
Alps Alpine Co., Ltd.	23,600	249,417
Altech Corp. (c)	1,300	22,723
Amada Co., Ltd.	41,700	421,922
Amano Corp.	4,900	123,659
Amuse, Inc.	2,700	57,167
ANA Holdings, Inc. (b)	18,700	440,079
Anest Iwata Corp.	7,800	71,120
AnGes, Inc. (b) (c)	16,700	134,515
Anicom Holdings, Inc.	7,200	57,670
Anritsu Corp. (c)	16,200	302,281
Aomori Bank, Ltd.	2,800	51,792
Aozora Bank, Ltd. (c)	15,400	344,797
Arata Corp.	1,900	73,781
Arcland Sakamoto Co., Ltd.	7,200	98,409
Arcland Service Holdings Co., Ltd. (c)	4,100	81,121
Arcs Co., Ltd.	3,700	80,541
Security Description	Shares	Value
Argo Graphics, Inc.	2,900	$ 87,138
Ariake Japan Co., Ltd.	2,000	124,155
ARTERIA Networks Corp.	5,200	84,613
Aruhi Corp.	3,000	38,706
As One Corp.	1,800	235,318
Asahi Group Holdings, Ltd. (c)	56,200	2,628,473
Asahi Holdings, Inc.	9,300	189,871
Asahi Intecc Co., Ltd.	25,900	619,789
Asahi Kasei Corp.	160,100	1,760,537
Asics Corp. (c)	18,600	471,242
ASKUL Corp.	4,800	74,904
Astellas Pharma, Inc.	229,500	4,000,070
Atom Corp.	8,300	57,881
Autobacs Seven Co., Ltd.	6,500	86,557
Avex, Inc.	6,600	97,582
Awa Bank, Ltd.	2,900	52,518
Axial Retailing, Inc.	2,100	70,952
Azbil Corp.	14,200	589,161
Bandai Namco Holdings, Inc.	25,300	1,757,027
Bank of Kyoto, Ltd. (c)	6,500	295,162
Bank of Nagoya, Ltd.	3,700	82,507
Bank of Okinawa, Ltd.	2,300	51,226
BASE, Inc. (b)	8,000	121,741
BayCurrent Consulting, Inc.	1,500	539,238
Belc Co., Ltd.	1,500	72,439
Bell System24 Holdings, Inc.	3,500	55,122
Belluna Co., Ltd.	8,800	77,463
Benefit One, Inc.	9,800	308,595
Benesse Holdings, Inc.	11,900	296,240
BeNext-Yumeshin Group Co. (c)	10,803	124,100
Bengo4.com, Inc. (b)	1,400	122,606
Bic Camera, Inc.	9,400	94,771
BML, Inc.	3,000	102,442
Bridgestone Corp. (c)	69,800	3,179,016
Broadleaf Co., Ltd. (c)	12,400	57,760
Brother Industries, Ltd.	28,900	577,271
Bunka Shutter Co., Ltd.	10,500	104,820
Calbee, Inc.	8,900	205,440
Canon Marketing Japan, Inc. (c)	4,800	111,707
Canon, Inc. (c)	123,300	2,791,719
Capcom Co., Ltd.	21,200	620,777
Casio Computer Co., Ltd.	24,400	408,242
Cawachi, Ltd.	5,300	107,156
Central Glass Co., Ltd.	3,300	63,271
Central Japan Railway Co.	17,900	2,717,497
Central Security Patrols Co., Ltd.	1,400	39,040
Change, Inc. (b) (c)	2,400	64,546
Chiba Bank, Ltd.	60,900	367,079

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Chiyoda Corp. (b)	14,600	$ 58,011
Chofu Seisakusho Co., Ltd.	3,100	55,861
Chubu Electric Power Co., Inc.	77,700	950,686
Chubu Shiryo Co., Ltd.	6,500	65,943
Chudenko Corp.	3,000	61,654
Chugai Pharmaceutical Co., Ltd.	83,200	3,299,814
Chugoku Bank, Ltd.	17,200	130,794
Chugoku Electric Power Co., Inc.	35,700	326,154
Chugoku Marine Paints, Ltd.	8,400	64,936
CI Takiron Corp.	12,200	64,193
Citizen Watch Co., Ltd.	23,300	86,071
CKD Corp.	5,700	120,173
Coca-Cola Bottlers Japan Holdings, Inc. (c)	14,200	222,103
cocokara fine, Inc. (c)	2,200	164,519
COLOPL, Inc.	4,900	36,510
Colowide Co., Ltd.	5,200	92,812
Comforia Residential REIT, Inc.	69	217,587
Computer Engineering & Consulting, Ltd.	3,800	54,266
COMSYS Holdings Corp.	13,300	368,479
Comture Corp.	1,700	36,316
Concordia Financial Group, Ltd.	128,100	469,742
CONEXIO Corp.	5,500	74,331
Cosmo Energy Holdings Co., Ltd.	6,300	144,572
Cosmos Pharmaceutical Corp. (c)	2,300	337,778
CRE Logistics REIT, Inc.	40	67,574
Create Restaurants Holdings, Inc. (b) (c)	9,100	74,774
Create SD Holdings Co., Ltd. (c)	2,400	71,358
Credit Saison Co., Ltd.	17,000	207,388
Curves Holdings Co., Ltd.	4,300	35,527
CyberAgent, Inc.	53,500	1,149,631
CYBERDYNE, Inc. (b) (c)	11,000	48,761
Cybozu, Inc. (c)	7,400	157,281
Dai Nippon Printing Co., Ltd.	27,900	590,478
Daibiru Corp.	5,000	63,159
Daicel Corp.	31,500	259,402
Dai-Dan Co., Ltd.	1,100	25,292
Daido Steel Co., Ltd.	4,200	207,748
Daifuku Co., Ltd.	12,200	1,109,091
Daihen Corp.	2,300	95,842
Daiho Corp.	2,700	97,914
Daiichi Jitsugyo Co., Ltd.	2,400	92,657
Security Description	Shares	Value
Dai-ichi Life Holdings, Inc.	130,200	$ 2,386,042
Daiichi Sankyo Co., Ltd.	211,400	4,560,747
Daiichikosho Co., Ltd.	4,700	180,606
Daiken Corp.	4,000	75,178
Daikin Industries, Ltd.	30,700	5,722,885
Daikokutenbussan Co., Ltd.	2,200	159,366
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,400	49,561
Daio Paper Corp.	9,400	155,749
Daiseki Co., Ltd.	4,300	193,324
Daishi Hokuetsu Financial Group, Inc.	3,500	76,092
Daito Pharmaceutical Co., Ltd.	1,300	39,472
Daito Trust Construction Co., Ltd.	8,600	941,436
Daiwa House Industry Co., Ltd.	70,400	2,115,362
Daiwa House REIT Investment Corp.	246	725,876
Daiwa Industries, Ltd.	6,600	61,546
Daiwa Office Investment Corp. REIT	49	341,265
Daiwa Securities Group, Inc.	176,700	971,301
Daiwa Securities Living Investments Corp. REIT	188	204,617
Daiwabo Holdings Co., Ltd.	8,500	146,045
DCM Holdings Co., Ltd.	20,900	199,227
Demae-Can Co., Ltd. (b)	2,700	37,657
DeNA Co., Ltd.	10,300	219,104
Denka Co., Ltd.	9,200	306,280
Denso Corp.	53,600	3,660,099
Dentsu Group, Inc. (c)	26,500	949,072
Denyo Co., Ltd.	4,200	73,715
Descente, Ltd. (b)	2,700	75,291
Dexerials Corp.	9,400	198,519
DIC Corp. (c)	8,100	204,708
Digital Arts, Inc.	1,100	83,845
Digital Garage, Inc.	3,600	162,015
Dip Corp.	4,500	139,269
Disco Corp.	3,500	1,070,592
DMG Mori Co., Ltd.	11,600	208,401
Doshisha Co., Ltd.	4,900	76,332
Doutor Nichires Holdings Co., Ltd.	3,100	47,873
Dowa Holdings Co., Ltd.	5,700	224,682
DTS Corp.	3,400	81,025
Duskin Co., Ltd.	3,800	86,757
DyDo Group Holdings, Inc. (c)	1,000	44,959

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Earth Corp.	1,200	$ 69,736
East Japan Railway Co.	37,300	2,663,998
Ebara Corp. (c)	11,700	576,620
EDION Corp.	7,600	74,295
eGuarantee, Inc.	5,300	112,170
Eiken Chemical Co., Ltd.	3,800	73,576
Eisai Co., Ltd.	31,800	3,130,147
Eizo Corp.	1,600	71,574
Elan Corp.	4,000	46,166
Elecom Co., Ltd.	3,600	67,530
Electric Power Development Co., Ltd.	16,200	231,345
EM Systems Co., Ltd. (c)	15,200	118,735
ENEOS HoldingS, Inc.	375,300	1,572,006
Enigmo, Inc.	2,600	33,241
en-japan, Inc.	3,700	131,679
Enplas Corp.	2,200	73,241
EPS Holdings, Inc. (b)	3,400	55,079
eRex Co., Ltd.	3,000	73,034
ES-Con Japan, Ltd. (c)	8,700	59,965
ESPEC Corp.	4,100	82,709
euglena Co., Ltd. (b)	8,100	66,703
Exedy Corp.	3,100	45,499
Ezaki Glico Co., Ltd. (c)	5,100	190,233
Fancl Corp.	9,300	301,649
FANUC Corp.	23,800	5,745,752
Fast Retailing Co., Ltd.	7,200	5,425,137
FCC Co., Ltd.	3,600	52,480
Ferrotec Holdings Corp.	3,800	116,920
Financial Products Group Co., Ltd.	7,200	48,134
Food & Life Cos., Ltd.	13,500	583,228
FP Corp.	5,600	208,127
Freee KK (b)	3,700	340,364
Frontier Real Estate Investment Corp. REIT (c)	53	247,833
Fuji Co., Ltd.	4,000	70,493
Fuji Corp.	7,600	174,063
Fuji Electric Co., Ltd.	14,900	696,738
Fuji Kyuko Co., Ltd.	2,700	129,417
Fuji Media Holdings, Inc.	5,100	56,702
Fuji Oil Holdings, Inc.	9,500	226,223
Fuji Seal International, Inc.	3,900	81,837
Fuji Soft, Inc.	2,700	135,499
Fujibo Holdings, Inc.	1,100	38,355
Fujicco Co., Ltd. (c)	4,500	77,439
FUJIFILM Holdings Corp.	45,100	3,347,859
Fujikura, Ltd. (b)	39,500	183,638
Fujimi, Inc.	2,900	132,210
Fujimori Kogyo Co., Ltd.	2,700	98,766
Fujio Food Group, Inc. (c)	4,800	53,929
Fujitec Co., Ltd.	7,900	175,382
Fujitsu General, Ltd.	6,400	169,932
Fujitsu, Ltd.	24,300	4,553,924
Security Description	Shares	Value
Fujiya Co., Ltd.	3,600	$ 69,347
Fukuda Corp. (c)	1,800	78,169
Fukui Computer Holdings, Inc.	3,000	113,524
Fukuoka Financial Group, Inc. (c)	20,200	352,895
Fukuoka REIT Corp.	76	128,048
Fukushima Galilei Co., Ltd.	2,400	96,549
Fukuyama Transporting Co., Ltd.	3,000	111,497
FULLCAST Holdings Co., Ltd.	3,600	74,991
Funai Soken Holdings, Inc.	3,000	65,087
Furukawa Co., Ltd.	5,200	58,564
Furukawa Electric Co., Ltd.	7,800	194,455
Fuso Chemical Co., Ltd.	3,100	114,515
Future Corp.	2,500	45,319
Fuyo General Lease Co., Ltd.	2,900	183,422
Gakken Holdings Co., Ltd.	2,400	29,192
Genky DrugStores Co., Ltd. (c)	3,300	115,362
Geo Holdings Corp.	5,700	63,168
giftee, Inc. (b)	2,100	66,979
Giken, Ltd.	2,200	89,792
Global One Real Estate Investment Corp. REIT	91	102,651
Glory, Ltd.	4,000	82,998
GLP J-Reit	511	882,130
GMO GlobalSign Holdings KK (c)	500	21,196
GMO internet, Inc.	6,900	188,368
GMO Payment Gateway, Inc.	5,100	664,898
GNI Group, Ltd. (b) (c)	3,600	68,049
Goldcrest Co., Ltd.	3,600	53,908
Goldwin, Inc.	2,900	170,619
Grace Technology, Inc.	2,600	37,645
Gree, Inc.	15,200	80,526
GS Yuasa Corp.	7,600	194,126
GungHo Online Entertainment, Inc.	5,900	117,532
Gunma Bank, Ltd.	44,800	141,274
Gunze, Ltd.	1,500	62,506
H.U. Group Holdings, Inc.	5,900	152,244
H2O Retailing Corp.	7,900	64,131
Hachijuni Bank, Ltd.	42,000	135,472
Hakuhodo DY Holdings, Inc.	26,800	416,283
Hamakyorex Co., Ltd.	2,200	63,231
Hamamatsu Photonics KK	18,300	1,104,694

See accompanying notes to financial statements.
119

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Hankyu Hanshin Holdings, Inc.	28,000	$ 864,042
Hankyu Hanshin REIT, Inc.	94	136,270
Hanwa Co., Ltd.	3,500	101,225
Harmonic Drive Systems, Inc. (c)	5,500	303,271
Haseko Corp.	31,300	429,215
Hazama Ando Corp.	19,400	142,979
HEALIOS KK (b)	3,200	52,531
Heiwa Corp.	5,300	93,928
Heiwa Real Estate Co., Ltd.	2,900	109,478
Heiwa Real Estate REIT, Inc.	115	181,323
Heiwado Co., Ltd.	3,000	59,951
Hennge KK (b)	600	20,569
Hibiya Engineering, Ltd.	4,100	67,084
Hiday Hidaka Corp. (c)	3,500	56,825
Hikari Tsushin, Inc.	2,500	439,454
Hino Motors, Ltd.	34,700	305,450
Hioki EE Corp.	2,100	114,848
Hirata Corp.	1,100	65,610
Hirogin Holdings, Inc.	29,200	153,906
Hirose Electric Co., Ltd.	3,700	541,715
HIS Co., Ltd. (b)	3,700	80,241
Hisamitsu Pharmaceutical Co., Inc.	6,200	305,559
Hitachi Construction Machinery Co., Ltd.	15,400	471,060
Hitachi Metals, Ltd. (b)	25,200	482,249
Hitachi Transport System, Ltd.	4,800	199,153
Hitachi Zosen Corp.	16,500	106,591
Hitachi, Ltd.	119,300	6,837,258
Hogy Medical Co., Ltd.	2,100	64,614
Hokkaido Electric Power Co., Inc.	31,100	140,943
Hokkoku Bank, Ltd.	1,900	37,884
Hokuetsu Corp.	13,800	71,742
Hokuhoku Financial Group, Inc.	15,100	110,335
Hokuriku Electric Power Co.	19,300	105,377
Hokuto Corp.	6,300	108,926
Honda Motor Co., Ltd.	202,600	6,480,133
Horiba, Ltd. (c)	4,100	265,970
Hoshino Resorts REIT, Inc.	28	170,286
Hoshizaki Corp.	7,000	595,369
Hosiden Corp.	7,100	63,650
Hosokawa Micron Corp.	2,600	139,382
House Foods Group, Inc.	6,600	201,883
Hoya Corp.	46,000	6,104,874
Hulic Co., Ltd. (c)	36,600	412,199
Hulic Reit, Inc.	121	203,974
Hyakugo Bank, Ltd.	22,900	63,135
Security Description	Shares	Value
Hyakujushi Bank, Ltd.	4,200	$ 55,173
Ibiden Co., Ltd.	13,100	706,992
IBJ Leasing Co., Ltd.	2,800	94,477
Ichibanya Co., Ltd.	1,500	68,790
Ichigo Office REIT Investment Corp.	122	108,601
Ichigo, Inc.	17,400	55,183
Idec Corp.	3,800	71,933
Idemitsu Kosan Co., Ltd.	25,477	615,864
IHI Corp. (b)	14,400	341,998
Iida Group Holdings Co., Ltd.	18,000	463,826
Inaba Denki Sangyo Co., Ltd.	5,300	123,487
Inabata & Co., Ltd.	5,700	87,870
Inageya Co., Ltd. (c)	2,600	34,482
Industrial & Infrastructure Fund Investment Corp. REIT	230	439,112
Infocom Corp.	2,800	77,322
Infomart Corp. (c)	20,800	170,725
Information Services International-Dentsu, Ltd.	2,000	82,530
Inpex Corp. (c)	126,100	941,859
Insource Co., Ltd.	3,200	69,167
Internet Initiative Japan, Inc. (c)	6,000	186,503
Invesco Office J-REIT, Inc.	1,103	225,489
Invincible Investment Corp. REIT	700	269,934
IR Japan Holdings, Ltd.	1,100	138,652
Iriso Electronics Co., Ltd.	1,500	72,439
Isetan Mitsukoshi Holdings, Ltd.	36,600	255,234
Isuzu Motors, Ltd.	67,400	890,853
Ito En, Ltd.	6,300	374,061
Itochu Advance Logistics Investment Corp. REIT	64	91,338
ITOCHU Corp.	164,900	4,754,302
Itochu Enex Co., Ltd.	5,600	49,900
Itochu Techno-Solutions Corp.	11,000	340,932
Itoham Yonekyu Holdings, Inc.	15,500	99,851
Iwatani Corp.	6,000	360,032
Iyo Bank, Ltd.	28,400	139,710
Izumi Co., Ltd.	3,200	120,515
J Front Retailing Co., Ltd.	26,500	235,179
JAC Recruitment Co., Ltd.	3,700	59,372
Jaccs Co., Ltd.	3,300	77,304
JAFCO Group Co., Ltd.	3,600	224,128
Japan Airlines Co., Ltd. (b)	17,600	380,733

See accompanying notes to financial statements.
120

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Japan Airport Terminal Co., Ltd. (b)	9,500	$ 427,111
Japan Aviation Electronics Industry, Ltd.	5,700	100,812
Japan Elevator Service Holdings Co., Ltd.	5,600	130,275
Japan Excellent, Inc. REIT	140	200,306
Japan Exchange Group, Inc.	65,800	1,464,330
Japan Hotel REIT Investment Corp.	485	291,026
Japan Lifeline Co., Ltd.	4,500	54,775
Japan Logistics Fund, Inc. REIT	95	285,882
Japan Material Co., Ltd.	5,700	69,382
Japan Metropolitan Fund Invest REIT	843	914,472
Japan Petroleum Exploration Co., Ltd.	2,300	41,383
Japan Post Bank Co., Ltd.	46,600	391,727
Japan Post Holdings Co., Ltd.	200,800	1,646,889
Japan Post Insurance Co., Ltd.	25,800	477,459
Japan Prime Realty Investment Corp. REIT (c)	100	391,927
Japan Pulp & Paper Co., Ltd.	2,000	63,609
Japan Real Estate Investment Corp. REIT	172	1,058,438
Japan Securities Finance Co., Ltd.	9,400	68,685
Japan Steel Works, Ltd.	6,400	164,570
Japan Tobacco, Inc. (c)	149,600	2,828,503
Japan Wool Textile Co., Ltd.	5,100	44,434
JCR Pharmaceuticals Co., Ltd.	8,000	269,574
JCU Corp.	3,500	112,893
Jeol, Ltd.	4,100	240,112
JFE Holdings, Inc.	61,100	716,201
JGC Holdings Corp.	25,300	235,927
JIG-SAW, Inc. (b)	600	50,707
JINS Holdings, Inc.	1,200	92,008
JM Holdings Co., Ltd.	4,100	81,416
JMDC, Inc. (b)	3,100	154,735
J-Oil Mills, Inc.	3,600	60,946
Joshin Denki Co., Ltd. (c)	3,500	84,827
Joyful Honda Co., Ltd.	6,400	78,075
JSR Corp.	25,300	765,907
JTEKT Corp.	23,200	238,083
JTOWER, Inc. (b)	900	45,653
Juroku Bank, Ltd.	3,000	52,870
Justsystems Corp.	4,000	235,697
Security Description	Shares	Value
Kadokawa Corp.	7,800	$ 316,947
Kaga Electronics Co., Ltd.	2,000	53,662
Kagome Co., Ltd.	8,700	229,748
Kajima Corp.	54,200	687,084
Kakaku.com, Inc.	16,200	489,693
Kaken Pharmaceutical Co., Ltd.	3,100	132,949
Kamakura Shinsho, Ltd.	2,000	18,128
Kameda Seika Co., Ltd.	1,600	63,862
Kamigumi Co., Ltd.	10,700	217,201
Kanamoto Co., Ltd.	3,000	69,141
Kandenko Co., Ltd.	8,400	65,617
Kaneka Corp.	5,200	209,659
Kanematsu Corp.	6,200	82,507
Kanematsu Electronics, Ltd.	1,000	32,345
Kansai Electric Power Co., Inc.	86,800	828,585
Kansai Paint Co., Ltd.	20,300	517,788
Kanto Denka Kogyo Co., Ltd.	9,100	81,251
Kao Corp.	59,400	3,657,978
Kappa Create Co., Ltd. (b) (c)	7,600	99,494
Katakura Industries Co., Ltd.	5,600	75,077
Katitas Co., Ltd.	5,500	154,609
Kato Sangyo Co., Ltd.	2,100	64,046
Kawasaki Heavy Industries, Ltd. (b)	15,500	331,674
Kawasaki Kisen Kaisha, Ltd. (b)	6,700	241,161
KDDI Corp.	200,400	6,256,293
Keihan Holdings Co., Ltd. (c)	11,000	333,003
Keihanshin Building Co., Ltd.	6,200	76,083
Keikyu Corp. (c)	24,800	303,436
Keio Corp.	12,700	747,193
Keisei Electric Railway Co., Ltd.	15,800	504,649
Keiyo Bank, Ltd.	11,200	41,070
Keiyo Co., Ltd.	15,400	108,920
Kenedix Office Investment Corp. REIT	52	366,844
Kenedix Residential Next Investment Corp. REIT	104	224,979
Kenedix Retail REIT Corp.	49	132,665
Kewpie Corp.	12,200	274,030
Key Coffee, Inc.	8,000	150,356
Keyence Corp.	24,200	12,225,372
KFC Holdings Japan, Ltd. (c)	1,700	43,285
KH Neochem Co., Ltd.	3,300	76,739
Kikkoman Corp.	17,500	1,155,735

See accompanying notes to financial statements.
121

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kinden Corp.	14,500	$ 236,985
Kintetsu Group Holdings Co., Ltd. (b)	21,100	741,418
Kintetsu World Express, Inc.	3,700	77,940
Kirin Holdings Co., Ltd. (c)	102,200	1,994,461
Kisoji Co., Ltd. (c)	6,300	132,823
Kissei Pharmaceutical Co., Ltd.	3,200	62,074
Kitanotatsujin Corp.	7,500	33,381
Kitz Corp.	7,300	49,658
Kiyo Bank, Ltd.	5,000	64,736
Koa Corp.	3,000	46,842
Kobayashi Pharmaceutical Co., Ltd. (c)	6,500	555,771
Kobe Bussan Co., Ltd.	16,700	526,624
Kobe Steel, Ltd.	35,800	229,979
Koei Tecmo Holdings Co., Ltd.	6,760	330,113
Kohnan Shoji Co., Ltd.	3,300	113,578
Koito Manufacturing Co., Ltd.	12,300	765,772
Kokuyo Co., Ltd.	8,000	125,056
Komatsu, Ltd.	108,500	2,698,570
KOMEDA Holdings Co., Ltd.	4,200	78,331
Komeri Co., Ltd.	5,500	129,732
Konami Holdings Corp.	11,700	703,117
Konica Minolta, Inc.	49,200	272,176
Konishi Co., Ltd.	5,200	75,618
Konoike Transport Co., Ltd.	4,700	51,324
Kose Corp.	3,900	614,217
Koshidaka Holdings Co., Ltd. (c)	4,300	23,439
Kotobuki Spirits Co., Ltd. (c)	2,100	135,850
K's Holdings Corp.	21,600	248,520
Kubota Corp. (c)	128,000	2,591,369
Kumagai Gumi Co., Ltd.	3,200	80,728
Kumiai Chemical Industry Co., Ltd.	7,900	60,501
Kura Sushi, Inc.	2,200	92,170
Kuraray Co., Ltd. (c)	39,900	383,578
Kureha Corp.	1,900	110,073
Kurita Water Industries, Ltd.	13,700	657,906
Kusuri no Aoki Holdings Co., Ltd.	1,400	102,171
KYB Corp.	1,600	54,203
Kyocera Corp.	40,000	2,475,178
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	82,409
KYORIN Holdings, Inc.	6,100	99,587
Security Description	Shares	Value
Kyoritsu Maintenance Co., Ltd.	3,100	$ 101,108
Kyowa Exeo Corp.	12,400	305,559
Kyowa Kirin Co., Ltd. (c)	35,400	1,256,654
Kyudenko Corp.	4,900	157,388
Kyushu Electric Power Co., Inc.	45,800	352,816
Kyushu Financial Group, Inc.	37,800	133,504
Kyushu Railway Co.	18,000	406,415
LaSalle Logiport REIT	226	381,995
Lasertec Corp. (c)	9,300	1,809,055
Lawson, Inc.	5,400	250,077
LEC, Inc. (c)	7,500	76,358
Leopalace21 Corp. (b)	27,000	33,814
Life Corp.	1,600	50,815
Lifenet Insurance Co. (b)	3,600	40,090
LIFULL Co., Ltd.	11,100	35,403
Lintec Corp.	3,800	82,512
Lion Corp. (c)	25,700	435,782
LITALICO, Inc.	1,200	61,952
Lixil Corp.	31,300	810,207
M&A Capital Partners Co., Ltd. (b)	1,300	63,483
M3, Inc.	54,400	3,976,459
Mabuchi Motor Co., Ltd. (c)	4,900	185,422
Macnica Fuji Electronics Holdings, Inc.	5,800	139,578
Maeda Corp. (c)	19,500	169,191
Maeda Kosen Co., Ltd.	1,800	56,600
Maeda Road Construction Co., Ltd. (c)	3,500	68,808
Makino Milling Machine Co., Ltd.	2,000	80,728
Makita Corp.	26,800	1,262,852
Mandom Corp.	3,500	65,276
Mani, Inc.	7,200	165,161
Marubeni Corp.	211,500	1,840,978
Marudai Food Co., Ltd. (c)	4,400	67,195
Maruha Nichiro Corp.	6,800	144,651
Marui Group Co., Ltd.	22,300	419,519
Maruichi Steel Tube, Ltd.	5,100	119,884
Maruwa Co., Ltd.	1,000	100,820
Maruwa Unyu Kikan Co., Ltd.	5,400	76,823
Maruzen Showa Unyu Co., Ltd.	2,600	78,241
Marvelous, Inc.	9,200	65,483
Matsui Securities Co., Ltd.	13,000	94,873
Matsumotokiyoshi Holdings Co., Ltd.	10,000	441,932
Matsuya Co., Ltd. (b) (c)	8,800	74,212
Matsuyafoods Holdings Co., Ltd.	2,200	69,871

See accompanying notes to financial statements.
122

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Max Co., Ltd.	4,200	$ 68,947
Maxell Holdings, Ltd. (b)	4,900	54,832
Mazda Motor Corp. (b)	66,800	628,338
McDonald's Holdings Co. Japan, Ltd. (c)	9,800	432,652
MCJ Co., Ltd.	5,700	63,630
Mebuki Financial Group, Inc.	110,800	233,599
Media Do Co., Ltd.	800	32,832
Medical Data Vision Co., Ltd. (c)	10,000	198,216
Medipal Holdings Corp.	21,000	401,496
Medley, Inc. (b)	4,300	185,963
MedPeer, Inc. (b)	1,400	55,564
Megachips Corp.	1,800	51,653
Megmilk Snow Brand Co., Ltd.	3,800	72,378
Meidensha Corp.	4,000	79,611
MEIJI Holdings Co., Ltd.	15,100	904,721
Meiko Electronics Co., Ltd.	3,800	111,614
Meitec Corp.	2,300	124,543
Menicon Co., Ltd.	3,000	210,830
Mercari, Inc. (b) (c)	12,500	664,474
METAWATER Co., Ltd.	4,200	79,807
Micronics Japan Co., Ltd.	8,600	119,326
Mie Kotsu Group Holdings, Inc.	19,400	81,627
Milbon Co., Ltd.	3,900	220,669
Mimasu Semiconductor Industry Co., Ltd.	4,300	106,192
MINEBEA MITSUMI, Inc.	43,800	1,159,818
Mirai Corp. REIT	175	81,832
Mirait Holdings Corp.	11,300	200,669
Miroku Jyoho Service Co., Ltd.	2,500	35,927
MISUMI Group, Inc.	37,100	1,256,834
Mitsubishi Chemical Holdings Corp.	154,500	1,299,448
Mitsubishi Corp.	164,000	4,474,205
Mitsubishi Electric Corp.	225,800	3,280,498
Mitsubishi Estate Co., Ltd.	147,000	2,379,363
Mitsubishi Estate Logistics REIT Investment Corp.	37	163,848
Mitsubishi Gas Chemical Co., Inc.	19,100	405,438
Mitsubishi HC Capital, Inc.	93,330	500,328
Mitsubishi Heavy Industries, Ltd.	38,700	1,139,835
Mitsubishi Logistics Corp.	6,900	204,532
Mitsubishi Materials Corp.	11,800	235,490
Mitsubishi Motors Corp. (b)	83,100	233,599
Security Description	Shares	Value
Mitsubishi Pencil Co., Ltd.	5,800	$ 75,146
Mitsubishi Shokuhin Co., Ltd.	1,300	32,901
Mitsubishi UFJ Financial Group, Inc.	1,518,900	8,212,378
Mitsuboshi Belting, Ltd.	4,200	66,222
Mitsui & Co., Ltd.	200,500	4,517,076
Mitsui Chemicals, Inc.	22,800	787,801
Mitsui Fudosan Co., Ltd.	114,400	2,652,052
Mitsui Fudosan Logistics Park, Inc. REIT	59	314,695
Mitsui High-Tec, Inc.	2,100	120,903
Mitsui Mining & Smelting Co., Ltd.	6,000	166,501
Mitsui OSK Lines, Ltd.	12,500	601,406
Mitsui-Soko Holdings Co., Ltd.	2,000	45,518
Mitsuuroko Group Holdings Co., Ltd. (c)	3,800	40,434
Miura Co., Ltd.	10,100	438,161
Mixi, Inc.	3,900	102,955
Mizuho Financial Group, Inc.	296,420	4,239,722
Mizuno Corp.	3,400	72,356
Mochida Pharmaceutical Co., Ltd.	3,500	114,785
Modec, Inc.	2,400	44,501
Monex Group, Inc.	16,800	113,221
Money Forward, Inc. (b)	4,400	281,070
Monogatari Corp	1,400	94,225
MonotaRO Co., Ltd.	29,400	696,657
Mori Hills REIT Investment Corp.	215	322,723
Mori Trust Hotel Reit, Inc.	98	124,233
Mori Trust Sogo Reit, Inc.	90	127,390
Morinaga & Co., Ltd.	3,400	108,749
Morinaga Milk Industry Co., Ltd.	4,300	224,318
Morita Holdings Corp.	4,400	63,389
MOS Food Services, Inc.	3,100	84,769
MS&AD Insurance Group Holdings, Inc.	57,000	1,647,500
MTI, Ltd.	10,500	63,952
Murata Manufacturing Co., Ltd.	71,400	5,456,481
Musashi Seimitsu Industry Co., Ltd.	4,900	109,222
Musashino Bank, Ltd.	2,300	34,607
Nabtesco Corp. (c)	12,900	488,152
Nachi-Fujikoshi Corp.	1,200	42,274
Nagaileben Co., Ltd.	3,300	79,534
Nagase & Co., Ltd.	11,700	174,778
Nagoya Railroad Co., Ltd. (b)	23,000	428,129
Nakanishi, Inc.	7,600	166,393

See accompanying notes to financial statements.
123

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nankai Electric Railway Co., Ltd.	10,900	$ 233,045
Nanto Bank, Ltd.	3,100	51,308
NEC Corp.	31,300	1,613,082
NEC Networks & System Integration Corp.	6,000	94,873
NET One Systems Co., Ltd.	9,900	326,908
Nexon Co., Ltd.	61,900	1,380,885
Nextage Co., Ltd.	6,800	115,304
NGK Insulators, Ltd.	30,300	508,867
NGK Spark Plug Co., Ltd. (c)	17,600	261,011
NH Foods, Ltd.	9,500	369,763
NHK Spring Co., Ltd.	28,100	230,896
Nichias Corp.	6,300	158,649
Nichicon Corp. (c)	5,100	54,910
Nichiden Corp. (c)	3,800	73,747
Nichiha Corp.	2,600	66,130
Nichi-iko Pharmaceutical Co., Ltd.	6,000	48,112
Nichirei Corp.	13,200	347,156
Nidec Corp.	55,100	6,391,679
Nifco, Inc.	9,900	374,182
Nihon Chouzai Co., Ltd.	4,000	56,329
Nihon Kohden Corp.	8,800	251,338
Nihon M&A Center, Inc.	36,600	950,037
Nihon Nohyaku Co., Ltd.	15,600	70,839
Nihon Parkerizing Co., Ltd.	12,300	122,900
Nihon Unisys, Ltd.	7,900	237,733
Nikkiso Co., Ltd. (c)	4,200	42,269
Nikkon Holdings Co., Ltd.	7,200	156,857
Nikon Corp.	33,200	354,464
Nintendo Co., Ltd.	13,900	8,092,783
Nippn Corp.	3,900	55,132
Nippo Corp.	6,200	176,800
Nippon Accommodations Fund, Inc. REIT	48	277,214
Nippon Building Fund, Inc. REIT (c)	179	1,117,641
Nippon Carbon Co., Ltd.	1,200	45,301
Nippon Ceramic Co., Ltd. (c)	2,800	73,690
Nippon Densetsu Kogyo Co., Ltd.	3,100	50,414
Nippon Electric Glass Co., Ltd. (c)	12,700	298,649
Nippon Express Co., Ltd.	9,400	716,497
Nippon Gas Co., Ltd.	11,400	193,920
Nippon Kanzai Co., Ltd.	4,000	89,810
Nippon Kayaku Co., Ltd.	13,800	130,552
Nippon Koei Co., Ltd.	2,400	66,709
Nippon Light Metal Holdings Co., Ltd.	14,500	244,301
Nippon Paint Holdings Co., Ltd. (c)	88,500	1,202,433
Security Description	Shares	Value
Nippon Paper Industries Co., Ltd.	10,500	$ 117,686
Nippon Parking Development Co., Ltd.	44,800	68,215
Nippon Prologis REIT, Inc.	256	815,353
NIPPON REIT Investment Corp. (c)	52	213,875
Nippon Road Co., Ltd.	1,200	83,359
Nippon Sanso Holdings Corp.	18,300	375,431
Nippon Seiki Co., Ltd.	4,600	49,113
Nippon Sheet Glass Co., Ltd. (b)	10,400	59,501
Nippon Shinyaku Co., Ltd.	6,000	476,259
Nippon Shokubai Co., Ltd.	3,200	153,960
Nippon Signal Co., Ltd.	6,300	51,994
Nippon Soda Co., Ltd.	2,900	84,003
Nippon Steel Corp.	104,600	1,765,637
Nippon Steel Trading Corp.	1,600	62,997
Nippon Suisan Kaisha, Ltd.	35,600	169,677
Nippon Telegraph & Telephone Corp.	158,500	4,133,510
Nippon Television Holdings, Inc.	5,700	66,095
Nippon Yusen KK	19,800	1,004,361
Nipro Corp.	16,000	189,278
Nishimatsu Construction Co., Ltd.	6,200	193,279
Nishimatsuya Chain Co., Ltd. (c)	9,000	122,200
Nishi-Nippon Financial Holdings, Inc.	11,300	64,345
Nishi-Nippon Railroad Co., Ltd.	7,200	174,632
Nishio Rent All Co., Ltd.	2,900	80,998
Nissan Chemical Corp.	15,200	745,004
Nissan Motor Co., Ltd. (b)	297,400	1,477,220
Nissan Shatai Co., Ltd.	6,700	43,282
Nissei ASB Machine Co., Ltd.	1,400	62,249
Nissha Co., Ltd. (c)	4,100	61,727
Nisshin Oillio Group, Ltd.	2,200	60,852
Nisshin Seifun Group, Inc.	23,900	349,919
Nisshinbo Holdings, Inc. (c)	12,900	111,461
Nissin Electric Co., Ltd.	5,200	65,732
Nissin Foods Holdings Co., Ltd.	7,500	540,589
Nitori Holdings Co., Ltd.	10,200	1,806,757
Nitta Corp.	1,700	39,777
Nitto Boseki Co., Ltd. (c)	2,300	71,078

See accompanying notes to financial statements.
124

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nitto Denko Corp.	20,300	$ 1,516,236
Nitto Kogyo Corp.	3,700	60,772
Nittoku Co., Ltd.	2,600	92,531
Noevir Holdings Co., Ltd.	1,400	71,142
NOF Corp.	9,700	506,019
Nohmi Bosai, Ltd.	1,800	33,992
Nojima Corp.	5,400	133,601
NOK Corp.	14,600	181,267
Nomura Co., Ltd.	5,300	45,603
Nomura Holdings, Inc.	379,400	1,940,925
Nomura Real Estate Holdings, Inc.	13,300	337,683
Nomura Real Estate Master Fund, Inc. REIT	517	829,604
Nomura Research Institute, Ltd.	43,100	1,427,088
Noritsu Koki Co., Ltd.	2,100	44,955
Noritz Corp. (c)	6,800	113,834
North Pacific Bank, Ltd.	27,700	58,899
NS Solutions Corp.	3,800	122,570
NSD Co., Ltd.	9,100	152,172
NSK, Ltd.	47,200	399,322
NTN Corp. (b)	36,100	94,324
NTT Data Corp.	81,500	1,272,543
NTT UD REIT Investment Corp.	142	209,949
Obara Group, Inc.	1,300	44,626
Obayashi Corp.	78,400	623,725
OBIC Business Consultants Co., Ltd.	2,000	115,686
Obic Co., Ltd.	8,900	1,660,681
Odakyu Electric Railway Co., Ltd.	35,600	900,023
Ogaki Kyoritsu Bank, Ltd.	3,000	50,113
Ohsho Food Service Corp.	1,200	60,546
Oiles Corp.	4,900	68,341
Oisix ra daichi, Inc. (b)	2,400	88,224
Oji Holdings Corp.	98,900	568,503
Okamoto Industries, Inc. (c)	1,900	70,015
Okamura Corp.	6,100	82,605
Okasan Securities Group, Inc.	15,600	58,470
Oki Electric Industry Co., Ltd.	10,000	91,720
Okinawa Cellular Telephone Co.	1,500	69,331
Okinawa Electric Power Co., Inc.	4,935	61,582
OKUMA Corp.	2,300	112,524
Okumura Corp.	2,700	71,058
Okuwa Co., Ltd.	6,200	60,721
Olympus Corp.	144,500	2,874,637
Omron Corp.	23,000	1,825,660
One REIT, Inc.	31	90,355
Security Description	Shares	Value
Ono Pharmaceutical Co., Ltd.	44,600	$ 996,156
Open House Co., Ltd.	9,200	432,688
Optex Group Co., Ltd.	4,700	78,594
Optim Corp. (b)	1,800	36,830
Optorun Co., Ltd.	2,400	53,410
Oracle Corp. Japan	4,600	352,284
Organo Corp.	1,500	84,197
Orient Corp.	55,000	72,349
Oriental Land Co., Ltd.	24,700	3,522,849
ORIX Corp.	163,800	2,766,403
Orix JREIT, Inc.	301	579,816
Osaka Gas Co., Ltd.	44,100	822,082
Osaka Organic Chemical Industry, Ltd.	1,600	63,429
Osaka Soda Co., Ltd.	2,700	59,089
OSG Corp.	9,200	159,647
Otsuka Corp.	13,900	730,129
Otsuka Holdings Co., Ltd. (c)	49,400	2,050,507
Outsourcing, Inc.	12,200	221,928
Pacific Industrial Co., Ltd.	3,700	39,904
Pack Corp. (c)	2,300	55,992
PAL GROUP Holdings Co., Ltd.	4,400	68,424
PALTAC Corp.	2,900	150,500
Pan Pacific International Holdings Corp.	49,700	1,032,599
Panasonic Corp.	273,500	3,167,711
Paramount Bed Holdings Co., Ltd.	3,600	64,190
Park24 Co., Ltd. (b)	12,800	232,727
Pasona Group, Inc.	4,800	93,414
Penta-Ocean Construction Co., Ltd.	27,600	192,223
PeptiDream, Inc. (b)	12,400	608,884
Persol Holdings Co., Ltd.	21,200	419,263
Pharma Foods International Co., Ltd. (c)	2,400	60,178
Pigeon Corp. (c)	13,300	375,070
Pilot Corp.	2,400	81,305
Piolax, Inc.	2,400	33,041
PKSHA Technology, Inc. (b)	1,700	38,139
Plaid, Inc. (b) (c)	1,800	44,891
Plenus Co., Ltd.	4,100	75,173
Pola Orbis Holdings, Inc. (c)	9,700	256,418
Premier Anti-Aging Co., Ltd. (b)	400	51,969
Pressance Corp.	1,700	22,883
Prestige International, Inc.	8,800	55,738
Prima Meat Packers, Ltd.	3,400	92,053
Proto Corp.	3,000	35,517
Raito Kogyo Co., Ltd.	9,300	151,327

See accompanying notes to financial statements.
125

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Raiznext Corp.	6,900	$ 71,742
Raksul, Inc. (b)	2,100	102,739
Rakus Co., Ltd.	9,600	262,510
Rakuten Group, Inc.	111,400	1,258,632
Recruit Holdings Co., Ltd.	168,600	8,309,235
Relia, Inc.	5,700	69,690
Relo Group, Inc.	13,200	302,081
Renesas Electronics Corp. (b)	155,400	1,681,551
Rengo Co., Ltd.	21,800	181,683
RENOVA, Inc. (b)	3,700	145,846
Resona Holdings, Inc.	261,602	1,006,905
Resorttrust, Inc.	7,400	120,944
Restar Holdings Corp.	4,300	73,068
Retail Partners Co., Ltd. (c)	8,600	90,889
Ricoh Co., Ltd.	82,000	921,290
Ricoh Leasing Co., Ltd.	1,200	37,247
Riken Keiki Co., Ltd.	3,700	88,508
Riken Vitamin Co., Ltd.	4,400	61,685
Ringer Hut Co., Ltd. (b)	4,000	85,810
Rinnai Corp.	4,200	399,982
Riso Kagaku Corp.	1,800	28,803
Riso Kyoiku Co., Ltd.	12,100	36,303
Rock Field Co., Ltd.	6,900	91,760
Rohm Co., Ltd.	10,600	980,827
Rohto Pharmaceutical Co., Ltd.	11,400	306,595
Roland Corp.	1,500	76,088
Rorze Corp.	1,000	88,116
Round One Corp.	4,900	60,704
Royal Holdings Co., Ltd. (b) (c)	2,800	54,870
RS Technologies Co., Ltd.	800	47,139
Ryohin Keikaku Co., Ltd.	31,200	654,978
Ryosan Co., Ltd.	2,800	50,934
Ryoyo Electro Corp. (c)	4,900	114,697
S Foods, Inc.	1,500	44,463
Saibu Gas Holdings Co., Ltd. (c)	2,400	52,632
Saizeriya Co., Ltd.	2,700	64,830
Sakai Moving Service Co., Ltd.	1,200	62,276
Sakata INX Corp.	6,900	62,852
Sakata Seed Corp.	2,600	85,503
SAMTY Co., Ltd.	4,100	78,720
Samty Residential Investment Corp. REIT	80	91,179
San-A Co., Ltd.	1,500	57,032
San-Ai Oil Co., Ltd.	7,300	84,582
SanBio Co., Ltd. (b)	2,600	32,983
Sangetsu Corp.	5,700	79,499
San-In Godo Bank, Ltd.	12,800	62,161
Sanken Electric Co., Ltd. (b)	3,300	164,420
Security Description	Shares	Value
Sanki Engineering Co., Ltd.	7,100	$ 89,877
Sankyo Co., Ltd.	3,800	97,131
Sankyu, Inc.	6,100	264,632
Sanrio Co., Ltd. (b) (c)	4,400	77,939
Sansan, Inc. (b)	1,400	123,615
Sanshin Electronics Co., Ltd. (c)	5,100	99,298
Santen Pharmaceutical Co., Ltd.	42,200	581,728
Sanwa Holdings Corp.	21,200	260,535
Sanyo Chemical Industries, Ltd.	1,300	63,366
Sanyo Denki Co., Ltd.	1,500	103,793
Sapporo Holdings, Ltd. (c)	6,900	143,732
Sato Holdings Corp.	2,600	63,811
Sawai Group Holdings Co., Ltd.	4,200	187,314
SBI Holdings, Inc.	28,500	674,818
SBS Holdings, Inc.	4,500	135,012
SCREEN Holdings Co., Ltd. (c)	4,500	445,175
SCSK Corp.	6,000	357,870
Secom Co., Ltd.	26,400	2,008,484
Sega Sammy Holdings, Inc.	18,200	239,081
Seibu Holdings, Inc. (b) (c)	27,700	324,943
Seiko Epson Corp.	32,100	565,127
Seiko Holdings Corp.	2,900	57,927
Seino Holdings Co., Ltd.	21,700	278,411
Seiren Co., Ltd.	6,100	120,582
Sekisui Chemical Co., Ltd.	46,600	797,310
Sekisui House REIT, Inc. (c)	478	396,216
Sekisui House, Ltd.	79,100	1,623,834
Sekisui Jushi Corp.	3,600	68,439
Senko Group Holdings Co., Ltd.	8,900	86,923
Senshu Ikeda Holdings, Inc.	18,200	26,073
Seria Co., Ltd.	4,900	180,787
Seven & i Holdings Co., Ltd.	93,000	4,438,427
Seven Bank, Ltd.	72,000	153,095
SG Holdings Co., Ltd.	42,300	1,110,189
Sharp Corp. (c)	24,500	404,618
Shibaura Machine Co., Ltd.	1,700	37,572
Shibuya Corp.	1,200	33,571
SHIFT, Inc. (b)	1,300	201,577
Shiga Bank, Ltd.	4,200	73,488
Shikoku Chemicals Corp.	6,600	77,899
Shikoku Electric Power Co., Inc.	16,700	113,751

See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shima Seiki Manufacturing, Ltd.	2,400	$ 41,063
Shimadzu Corp.	29,000	1,122,218
Shimamura Co., Ltd.	2,300	220,903
Shimano, Inc.	9,400	2,231,642
Shimizu Corp.	66,600	511,246
Shin-Etsu Chemical Co., Ltd.	44,000	7,365,709
Shin-Etsu Polymer Co., Ltd.	10,100	93,365
Shinko Electric Industries Co., Ltd.	7,800	285,674
Shinmaywa Industries, Ltd.	5,600	48,386
Shinsei Bank, Ltd. (c)	18,300	240,230
Shionogi & Co., Ltd.	33,800	1,763,544
Ship Healthcare Holdings, Inc.	9,200	214,935
Shiseido Co., Ltd. (c)	49,400	3,636,791
Shizuoka Bank, Ltd. (c)	54,600	422,573
Shizuoka Gas Co., Ltd.	8,100	72,615
SHO-BOND Holdings Co., Ltd.	4,400	183,350
Shochiku Co., Ltd. (b)	900	103,874
Shoei Co., Ltd.	3,200	120,948
Shoei Foods Corp. (c)	2,300	77,813
Showa Denko KK	18,800	558,969
Showa Sangyo Co., Ltd.	2,400	64,611
Siix Corp. (c)	3,200	40,969
Sinko Industries, Ltd. (c)	3,500	59,127
SKY Perfect JSAT Holdings, Inc.	14,300	52,180
Skylark Holdings Co., Ltd. (b) (c)	27,700	385,090
SMC Corp.	7,100	4,199,613
SMS Co., Ltd.	7,400	221,687
Snow Peak, Inc.	1,600	48,437
Sodick Co., Ltd.	9,700	89,231
Softbank Corp.	356,900	4,673,882
SoftBank Group Corp.	191,600	13,421,840
Sohgo Security Services Co., Ltd.	8,000	364,718
Sojitz Corp.	147,100	443,990
Solasto Corp.	6,300	79,807
Sompo Holdings, Inc.	43,100	1,594,455
Sony Group Corp.	156,700	15,269,038
Sosei Group Corp. (b)	6,100	100,522
SOSiLA Logistics REIT, Inc.	112	159,034
Sotetsu Holdings, Inc.	8,500	167,641
S-Pool, Inc.	7,200	64,936
Square Enix Holdings Co., Ltd.	10,600	526,228
SRE Holdings Corp. (b)	800	52,834
Stanley Electric Co., Ltd.	15,000	434,499
Star Asia Investment Corp. REIT	164	91,907
Security Description	Shares	Value
Star Micronics Co., Ltd.	4,800	$ 73,131
Starts Corp., Inc.	2,800	71,722
Starts Proceed Investment Corp. REIT	62	135,183
Starzen Co., Ltd.	3,400	64,422
Strike Co., Ltd.	1,300	51,946
Subaru Corp.	75,800	1,496,673
Sugi Holdings Co., Ltd.	4,200	306,514
SUMCO Corp. (c)	33,800	829,850
Sumitomo Bakelite Co., Ltd.	3,700	163,681
Sumitomo Chemical Co., Ltd.	185,100	982,286
Sumitomo Corp.	149,800	2,008,311
Sumitomo Dainippon Pharma Co., Ltd.	24,100	505,494
Sumitomo Densetsu Co., Ltd.	1,800	37,074
Sumitomo Electric Industries, Ltd.	91,000	1,343,806
Sumitomo Forestry Co., Ltd. (c)	14,000	256,690
Sumitomo Heavy Industries, Ltd.	13,700	377,710
Sumitomo Metal Mining Co., Ltd.	30,200	1,176,818
Sumitomo Mitsui Construction Co., Ltd.	14,000	59,537
Sumitomo Mitsui Financial Group, Inc.	162,200	5,597,135
Sumitomo Mitsui Trust Holdings, Inc.	40,800	1,296,895
Sumitomo Osaka Cement Co., Ltd.	2,900	78,908
Sumitomo Realty & Development Co., Ltd.	37,300	1,334,183
Sumitomo Rubber Industries, Ltd. (c)	21,500	296,959
Sumitomo Seika Chemicals Co., Ltd.	2,400	77,845
Sumitomo Warehouse Co., Ltd.	5,100	73,382
Sun Corp.	1,600	53,699
Sun Frontier Fudousan Co., Ltd.	5,800	54,661
Sundrug Co., Ltd.	8,900	283,062
Suntory Beverage & Food, Ltd. (c)	16,000	602,577
Suruga Bank, Ltd. (c)	13,500	40,382
Suzuken Co., Ltd.	8,200	240,481
Suzuki Motor Corp.	46,600	1,973,751
Sysmex Corp.	20,800	2,473,736
Systena Corp.	7,300	140,028
T Hasegawa Co., Ltd.	4,000	88,657
T&D Holdings, Inc.	65,400	846,152
Tadano, Ltd.	8,800	91,972
Taihei Dengyo Kaisha, Ltd.	3,100	73,010

See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Taiheiyo Cement Corp.	12,300	$ 270,070
Taikisha, Ltd.	3,300	98,563
Taisei Corp.	22,400	734,625
Taisho Pharmaceutical Holdings Co., Ltd.	3,800	203,712
Taiyo Holdings Co., Ltd.	1,600	75,682
Taiyo Yuden Co., Ltd.	14,500	717,227
Takamatsu Construction Group Co., Ltd.	1,300	23,683
Takara Bio, Inc.	5,600	149,599
Takara Holdings, Inc.	17,700	220,871
Takara Leben Co., Ltd.	21,500	65,087
Takara Leben Real Estate Investment Corp. REIT	85	95,193
Takara Standard Co., Ltd.	3,300	45,193
Takasago International Corp.	2,900	70,547
Takasago Thermal Engineering Co., Ltd.	4,000	66,745
Takashimaya Co., Ltd.	14,800	161,081
Takeda Pharmaceutical Co., Ltd.	195,838	6,562,046
Takeuchi Manufacturing Co., Ltd.	3,500	87,256
Takuma Co., Ltd.	6,200	93,790
Tamron Co., Ltd.	2,900	63,623
Tamura Corp. (c)	13,300	99,819
Tatsuta Electric Wire and Cable Co., Ltd.	19,100	94,820
TBS Holdings, Inc.	5,200	79,928
TDK Corp.	16,300	1,981,142
TechMatrix Corp.	3,200	53,079
TechnoPro Holdings, Inc. (c)	13,200	312,547
Teijin, Ltd.	22,100	337,105
Teikoku Sen-I Co., Ltd. (c)	4,100	77,279
Tenma Corp.	3,800	87,853
Terumo Corp.	79,600	3,228,752
T-Gaia Corp.	1,700	29,914
THK Co., Ltd. (c)	14,500	433,080
TIS, Inc.	26,500	677,363
TKC Corp.	3,000	90,954
Toagosei Co., Ltd. (c)	9,600	97,652
Tobu Railway Co., Ltd.	21,700	561,514
TOC Co., Ltd.	8,700	53,459
Tocalo Co., Ltd.	8,100	102,390
Toda Corp.	27,100	186,787
Toei Animation Co., Ltd.	700	83,062
Toei Co., Ltd.	800	149,635
Toho Bank, Ltd. (c)	30,200	55,508
Toho Co., Ltd.	12,800	528,192
Toho Gas Co., Ltd.	8,500	416,614
Toho Holdings Co., Ltd.	3,900	62,792
Tohoku Electric Power Co., Inc.	49,200	385,656
Security Description	Shares	Value
Tokai Carbon Co., Ltd. (c)	21,000	$ 289,864
Tokai Corp.	2,300	50,397
TOKAI Holdings Corp.	8,800	71,754
Tokai Rika Co., Ltd.	4,700	75,419
Tokai Tokyo Financial Holdings, Inc.	20,900	74,192
Token Corp.	1,100	100,595
Tokio Marine Holdings, Inc.	77,800	3,580,524
Tokushu Tokai Paper Co., Ltd.	2,000	77,304
Tokuyama Corp.	7,000	142,661
Tokyo Century Corp.	5,200	279,701
Tokyo Electric Power Co. Holdings, Inc. (b)	186,700	555,104
Tokyo Electron, Ltd.	18,600	8,057,375
Tokyo Gas Co., Ltd.	45,400	857,769
Tokyo Ohka Kogyo Co., Ltd.	3,400	214,740
Tokyo Seimitsu Co., Ltd.	4,000	181,278
Tokyo Steel Manufacturing Co., Ltd. (c)	15,900	158,728
Tokyo Tatemono Co., Ltd. (c)	22,600	322,537
Tokyotokeiba Co., Ltd.	1,600	65,375
Tokyu Construction Co., Ltd.	9,200	65,235
Tokyu Corp.	61,600	838,612
Tokyu Fudosan Holdings Corp.	73,800	444,170
Tokyu REIT, Inc.	95	175,381
TOMONY Holdings, Inc.	28,300	74,709
Tomy Co., Ltd.	8,100	69,477
Tonami Holdings Co., Ltd.	1,700	71,223
Topcon Corp.	11,200	167,309
Toppan Forms Co., Ltd.	4,000	38,994
TOPPAN, INC.	31,600	508,208
Topre Corp.	2,800	40,137
Toray Industries, Inc.	167,300	1,114,077
Toridoll Holdings Corp.	4,700	79,780
Tosei Corp.	5,700	55,105
Toshiba Corp. (c)	50,100	2,168,939
Toshiba TEC Corp.	2,300	94,702
Tosoh Corp.	29,900	516,158
Totetsu Kogyo Co., Ltd.	2,900	58,737
TOTO, Ltd.	16,800	870,349
Towa Pharmaceutical Co., Ltd.	2,800	68,215
Toyo Construction Co., Ltd.	16,800	85,824
Toyo Gosei Co., Ltd.	500	55,726
Toyo Ink SC Holdings Co., Ltd. (c)	4,100	72,698

See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Toyo Seikan Group Holdings, Ltd.	16,600	$ 226,887
Toyo Suisan Kaisha, Ltd.	10,700	412,132
Toyo Tire Corp. (c)	13,400	283,478
Toyobo Co., Ltd.	7,200	86,473
Toyoda Gosei Co., Ltd.	7,100	174,957
Toyota Boshoku Corp.	8,800	182,121
Toyota Industries Corp.	18,700	1,619,128
Toyota Motor Corp.	263,588	23,060,091
Toyota Tsusho Corp.	25,600	1,210,920
Trancom Co., Ltd.	1,300	93,351
Transcosmos, Inc.	2,100	58,086
Trend Micro, Inc.	16,600	870,457
Tri Chemical Laboratories, Inc.	2,000	59,285
Trusco Nakayama Corp.	4,700	119,924
TS Tech Co., Ltd.	11,600	179,241
Tsubaki Nakashima Co., Ltd.	4,800	73,866
Tsubakimoto Chain Co.	2,700	77,115
Tsugami Corp.	4,400	67,750
Tsukishima Kikai Co., Ltd.	5,200	54,160
Tsumura & Co.	6,000	188,936
Tsuruha Holdings, Inc.	4,800	558,321
Tsurumi Manufacturing Co., Ltd.	1,400	21,885
TV Asahi Holdings Corp.	1,900	30,146
UACJ Corp. (b)	3,400	85,253
Ube Industries, Ltd.	10,800	218,841
Ulvac, Inc. (c)	7,900	400,730
Unicharm Corp.	50,900	2,049,941
Union Tool Co.	2,400	86,170
Unipres Corp.	3,300	27,146
United Arrows, Ltd. (b)	2,300	44,574
United Super Markets Holdings, Inc.	5,500	53,766
United Urban Investment Corp. REIT	341	493,726
Universal Entertainment Corp. (b) (c)	2,100	46,620
Ushio, Inc.	13,700	250,572
USS Co., Ltd.	25,200	440,018
UT Group Co., Ltd.	3,200	93,414
Uzabase, Inc. (b) (c)	2,500	60,118
V Technology Co., Ltd.	900	43,301
Valor Holdings Co., Ltd.	4,500	91,792
ValueCommerce Co., Ltd.	1,500	43,788
V-Cube, Inc. (c)	2,000	44,418
Vector, Inc.	3,200	27,707
Vision, Inc. (b)	2,300	24,701
VT Holdings Co., Ltd.	20,000	83,071
Wacoal Holdings Corp.	7,800	176,746
Wacom Co., Ltd.	24,300	154,571
Wakita & Co., Ltd.	7,000	64,582
WDB Holdings Co., Ltd.	2,600	68,239
Security Description	Shares	Value
WealthNavi, Inc. (b)	2,800	$ 101,793
Welcia Holdings Co., Ltd.	10,300	336,868
West Holdings Corp.	2,210	78,153
West Japan Railway Co.	19,600	1,118,537
World Co., Ltd. (b)	3,100	40,862
Xebio Holdings Co., Ltd.	7,300	63,601
Yakult Honsha Co., Ltd.	15,900	901,081
YAKUODO Holdings Co., Ltd. (c)	3,100	66,195
YAMABIKO Corp.	6,300	68,966
Yamada Holdings Co., Ltd.	83,200	384,554
Yamaguchi Financial Group, Inc.	23,900	136,522
Yamaha Corp.	15,800	858,402
Yamaha Motor Co., Ltd. (c)	38,400	1,044,851
YA-MAN, Ltd. (c)	3,100	41,728
Yamashin-Filter Corp. (c)	8,400	53,432
Yamato Holdings Co., Ltd.	36,200	1,030,651
Yamato Kogyo Co., Ltd.	7,700	254,955
Yamazaki Baking Co., Ltd. (c)	13,900	196,120
Yamazen Corp.	8,300	74,782
Yaoko Co., Ltd.	1,700	97,567
Yaskawa Electric Corp.	29,600	1,448,130
Yellow Hat, Ltd.	4,700	83,337
Yodogawa Steel Works, Ltd.	1,700	34,294
Yokogawa Bridge Holdings Corp.	3,400	64,483
Yokogawa Electric Corp.	28,100	420,272
Yokohama Reito Co., Ltd.	11,000	87,413
Yokohama Rubber Co., Ltd. (c)	13,600	291,507
Yokowo Co., Ltd.	1,700	38,874
Yonex Co., Ltd.	14,000	90,188
Yoshinoya Holdings Co., Ltd. (b)	7,000	133,895
Yuasa Trading Co., Ltd.	3,200	86,783
Z Holdings Corp.	337,500	1,693,125
Zenkoku Hosho Co., Ltd.	5,900	253,829
Zenrin Co., Ltd. (c)	3,600	36,944
Zensho Holdings Co., Ltd.	10,700	275,044
Zeon Corp.	15,600	216,030
ZERIA Pharmaceutical Co., Ltd.	2,600	49,076
ZIGExN Co., Ltd.	13,400	50,466
Zojirushi Corp. (c)	5,000	74,601
ZOZO, Inc.	15,200	516,984
Zuken, Inc.	1,600	44,833
		597,044,619

See accompanying notes to financial statements.
129

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	20,922	$ 706,960
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	110,000	335,148
Boubyan Bank KSCP (b)	105,000	255,095
Boubyan Petrochemicals Co. KSCP	46,160	131,754
Gulf Bank KSCP	163,000	136,870
Humansoft Holding Co. KSC	9,000	112,164
Kuwait Finance House KSCP	530,401	1,336,125
Mabanee Co. KPSC	62,540	148,826
Mobile Telecommunications Co. KSCP	231,000	451,573
National Bank of Kuwait SAKP	829,879	2,338,424
Qurain Petrochemical Industries Co.	69,572	90,053
		5,336,032
LIECHTENSTEIN — 0.0% (a)
Liechtensteinische Landesbank AG	1,120	63,976
LUXEMBOURG — 0.1%
APERAM SA	5,367	275,020
ArcelorMittal SA	90,229	2,766,018
B&S Group Sarl (d)	3,050	31,323
Eurofins Scientific SE (b)	17,211	1,967,576
Global Fashion Group SA (b)	11,973	181,318
Reinet Investments SCA	17,664	346,668
SES SA	44,005	336,179
		5,904,102
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (b)	274,000	2,192,819
MECOM Power and Construction, Ltd.	168,000	84,369
MGM China Holdings, Ltd. (b)	141,200	213,822
Sands China, Ltd. (b)	301,600	1,269,960
SJM Holdings, Ltd. (b)	213,000	232,588
Wynn Macau, Ltd. (b)	179,600	282,611
		4,276,169
MALAYSIA — 0.4%
AirAsia Group Bhd (b)	140,400	30,099
Alliance Bank Malaysia Bhd	140,600	81,620
AMMB Holdings Bhd	222,900	158,390
Axiata Group Bhd	293,811	264,688
Security Description	Shares	Value
Axis Real Estate Investment Trust	123,660	$ 56,893
Berjaya Sports Toto Bhd	115,544	55,107
Bermaz Auto Bhd	173,300	63,868
BIMB Holdings Bhd	59,500	55,609
British American Tobacco Malaysia Bhd	23,500	80,833
Bursa Malaysia Bhd	56,000	106,969
Carlsberg Brewery Malaysia Bhd Class B	11,200	59,892
CIMB Group Holdings Bhd	788,785	875,900
D&O Green Technologies Bhd	50,200	56,712
Dialog Group Bhd	421,900	293,699
DiGi.Com Bhd	429,800	427,574
DRB-Hicom Bhd	92,900	36,475
Fraser & Neave Holdings Bhd	17,600	111,921
Frontken Corp. Bhd	92,850	64,189
Gamuda Bhd (b)	187,959	141,711
Genting Bhd	260,800	309,706
Genting Malaysia Bhd	363,100	242,271
Genting Plantations Bhd	24,900	42,825
Globetronics Technology Bhd	140,900	78,061
Greatech Technology Bhd (b)	38,300	52,494
HAP Seng Consolidated Bhd	66,200	124,379
Hartalega Holdings Bhd	198,300	351,079
Heineken Malaysia Bhd	18,500	105,167
Hong Leong Bank Bhd	91,532	412,737
Hong Leong Financial Group Bhd	20,700	88,753
IGB Real Estate Investment Trust	237,700	97,908
IHH Healthcare Bhd	234,400	308,844
IJM Corp. Bhd	331,300	142,846
Inari Amertron Bhd	324,400	247,705
IOI Corp. Bhd	307,500	278,502
IOI Properties Group Bhd	371,500	100,224
Kossan Rubber Industries	136,600	105,950
KPJ Healthcare Bhd	237,200	57,707
Kuala Lumpur Kepong Bhd	43,969	215,635
Magnum Bhd	110,393	52,650
Malayan Banking Bhd	500,943	978,598
Malaysia Airports Holdings Bhd (b)	115,224	166,529
Malaysian Pacific Industries Bhd	23,900	223,370
Maxis Bhd	258,800	273,668
Mega First Corp. BHD	55,600	46,741
MISC Bhd	163,800	267,509
My EG Services Bhd	210,328	90,180

See accompanying notes to financial statements.
130

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nestle Malaysia Bhd	10,500	$ 337,143
Pavilion Real Estate Investment Trust	207,000	67,812
Pentamaster Corp. Bhd	53,300	59,443
Petronas Chemicals Group Bhd	293,500	569,821
Petronas Dagangan Bhd	50,900	228,048
Petronas Gas Bhd	108,200	403,974
PPB Group Bhd	90,280	397,958
Press Metal Aluminium Holdings Bhd	395,100	454,915
Public Bank Bhd	1,780,300	1,762,503
QL Resources Bhd	133,950	182,300
RHB Bank Bhd	242,459	315,375
Scientex Bhd	74,400	74,911
Serba Dinamik Holdings Bhd	144,900	11,518
Sime Darby Bhd	290,635	152,616
Sime Darby Plantation Bhd	214,443	205,584
Sime Darby Property Bhd	142,535	20,600
SKP Resources Bhd	339,125	133,150
SP Setia Bhd Group (b)	134,214	34,269
Sunway Bhd	241,400	101,177
Sunway Real Estate Investment Trust	264,700	91,177
Supermax Corp. Bhd	387,360	307,910
Telekom Malaysia Bhd	138,403	202,362
Tenaga Nasional Bhd	289,200	681,987
TIME dotCom Bhd	41,100	139,195
Top Glove Corp. Bhd	652,100	655,006
UWC Bhd	40,400	49,630
ViTrox Corp. Bhd	35,300	124,483
VS Industry Bhd	444,000	147,590
Westports Holdings Bhd	92,500	93,803
Yinson Holdings Bhd	43,900	52,978
YTL Corp. Bhd (b)	471,800	74,438
		16,617,863
MALTA — 0.0% (a)
Kambi Group PLC (b)	4,950	246,338
Kindred Group PLC SDR	27,556	432,247
		678,585
MEXICO — 0.5%
Alpek SAB de CV	82,700	101,804
Alsea SAB de CV (b)	104,100	185,451
America Movil SAB de CV Series L	4,234,300	3,190,000
Arca Continental SAB de CV	60,900	353,645
Axtel SAB de CV (b)	176,300	53,216
Banco del Bajio SA (d)	139,700	250,906
Becle SAB de CV	73,300	193,057
Bolsa Mexicana de Valores SAB de CV	72,200	159,228
Cemex SAB de CV Series CPO (b)	1,890,864	1,597,365
Security Description	Shares	Value
Coca-Cola Femsa SAB de CV	73,840	$ 391,146
Concentradora Fibra Danhos SA de CV REIT	88,800	98,610
Controladora Nemak SAB de CV (b)	568,000	92,715
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	91,600	175,650
Corp. Inmobiliaria Vesta SAB de CV	92,700	180,553
Fibra Uno Administracion SA de CV REIT	400,800	433,401
Fomento Economico Mexicano SAB de CV	241,200	2,036,762
Genomma Lab Internacional SAB de CV Class B (b)	135,200	139,678
Gentera SAB de CV (b)	169,400	100,140
Gruma SAB de CV Class B	29,710	332,472
Grupo Aeroportuario del Centro Norte SAB de CV (b)	42,900	280,793
Grupo Aeroportuario del Pacifico SAB de CV Class B	49,900	531,694
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	26,795	495,096
Grupo Bimbo SAB de CV Class A	210,500	464,019
Grupo Carso SAB de CV Series A1	72,300	226,191
Grupo Cementos de Chihuahua SAB de CV	23,900	193,200
Grupo Comercial Chedraui SA de CV	58,995	94,550
Grupo Financiero Banorte SAB de CV Series O	321,700	2,080,414
Grupo Financiero Inbursa SAB de CV Series O (b)	293,600	290,791
Grupo Herdez SAB de CV	50,857	115,990
Grupo Mexico SAB de CV Class B	385,800	1,816,760
Grupo Rotoplas SAB de CV	35,677	59,615
Grupo Televisa SAB Series CPO	307,700	881,196
Industrias Penoles SAB de CV (b)	17,920	247,652
Kimberly-Clark de Mexico SAB de CV Class A	195,500	347,296
La Comer SAB de CV	67,600	143,413

See accompanying notes to financial statements.
131

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Macquarie Mexico Real Estate Management SA de CV REIT (d)	141,200	$ 174,457
Megacable Holdings SAB de CV	45,900	162,617
Nemak SAB de CV (b) (c) (d)	177,600	62,350
Orbia Advance Corp. SAB de CV	151,257	396,100
PLA Administradora Industrial S de RL de CV REIT	130,200	197,878
Prologis Property Mexico SA de CV REIT	65,714	146,508
Promotora y Operadora de Infraestructura SAB de CV	28,660	229,548
Qualitas Controladora SAB de CV	31,100	145,124
Regional SAB de CV	39,500	232,570
Telesites SAB de CV (b)	193,400	179,116
Wal-Mart de Mexico SAB de CV	613,500	2,004,995
		22,265,732
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)	11,770	198,749
NETHERLANDS — 2.7%
Aalberts NV	11,962	642,898
ABN AMRO Bank NV (b) (d)	50,843	614,524
Accell Group NV (b)	2,918	156,759
Adyen NV (b) (d)	2,445	5,974,475
Aegon NV	221,768	920,219
Akzo Nobel NV	23,620	2,918,743
Alfen Beheer B.V. (b) (d)	2,546	237,770
AMG Advanced Metallurgical Group NV	3,429	117,114
Arcadis NV	8,440	345,511
Argenx SE (b)	5,766	1,744,349
ASM International NV	5,830	1,915,123
ASML Holding NV	52,127	35,817,025
ASR Nederland NV	16,948	655,015
Basic-Fit NV (b) (d)	6,100	260,858
BE Semiconductor Industries NV	8,499	721,049
Boskalis Westminster	9,394	301,458
Brack Capital Properties NV (b)	593	63,295
Brunel International NV	2,457	31,818
CM.com NV (b)	1,086	42,436
Corbion NV	6,818	389,720
Eurocommercial Properties NV REIT	4,340	107,980
Euronext NV (d)	10,143	1,103,022
EXOR NV	14,072	1,127,441
Security Description	Shares	Value
Fastned B.V. (b)	521	$ 33,364
Flow Traders (d)	4,195	180,488
ForFarmers NV	3,364	19,867
Fugro NV (b)	12,716	121,891
Heineken Holding NV	14,197	1,430,238
Heineken NV (c)	31,940	3,871,097
IMCD NV	7,063	1,123,224
ING Groep NV	483,436	6,386,640
Intertrust NV (b) (d)	10,856	195,429
JDE Peet's NV (b) (c)	8,626	313,025
Koninklijke Ahold Delhaize NV	132,303	3,933,438
Koninklijke BAM Groep NV (b)	33,584	93,275
Koninklijke DSM NV	21,239	3,964,488
Koninklijke KPN NV	427,087	1,334,075
Koninklijke Philips NV	114,206	5,659,911
Koninklijke Vopak NV	8,312	377,531
Meltwater Holding B.V. (b)	16,118	85,964
NN Group NV	36,993	1,745,149
NSI NV REIT	2,283	88,126
OCI NV (b)	12,124	295,034
Pharming Group NV (b) (c)	79,859	90,822
PostNL NV	57,612	312,369
Randstad NV	14,735	1,127,089
Royal Dutch Shell PLC Class A	509,625	10,185,784
Royal Dutch Shell PLC Class B	460,535	8,900,524
SBM Offshore NV	18,253	277,397
Shop Apotheke Europe NV (b) (d)	1,829	343,571
SIF Holding NV (c)	5,076	88,729
Signify NV (d)	15,907	1,006,212
Sligro Food Group NV (b)	2,866	84,120
TKH Group NV	4,681	236,148
TomTom NV (b)	6,283	52,641
Van Lanschot Kempen NV ADR	3,795	96,536
Vastned Retail NV REIT	2,401	70,329
Wereldhave NV REIT (c)	3,096	52,760
Wolters Kluwer NV	32,965	3,311,977
		113,697,864
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	92,036	414,157
Air New Zealand, Ltd. (b)	39,625	42,916
Argosy Property, Ltd.	76,943	83,872
Auckland International Airport, Ltd. (b)	155,138	788,087
Chorus, Ltd.	59,266	265,038
Contact Energy, Ltd.	91,772	530,961
Fisher & Paykel Healthcare Corp., Ltd.	71,432	1,553,296
Fletcher Building, Ltd.	97,048	509,948

See accompanying notes to financial statements.
132

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Genesis Energy, Ltd.	64,668	$ 153,635
Goodman Property Trust REIT	137,939	222,167
Infratil, Ltd.	90,787	488,468
Kiwi Property Group, Ltd.	146,941	119,616
Mercury NZ, Ltd.	84,420	393,453
Meridian Energy, Ltd.	158,799	591,421
Oceania Healthcare, Ltd. (c)	176,858	184,134
Precinct Properties New Zealand, Ltd.	115,966	129,650
Pushpay Holdings, Ltd. (b)	141,424	177,876
Restaurant Brands New Zealand, Ltd. (b)	2,885	28,928
Ryman Healthcare, Ltd.	49,434	453,537
SKYCITY Entertainment Group, Ltd. (b)	116,799	286,463
Spark New Zealand, Ltd.	225,761	757,202
Summerset Group Holdings, Ltd.	23,655	221,653
Synlait Milk, Ltd. (b) (c)	12,214	31,066
Xero, Ltd. (b)	16,366	1,684,517
Z Energy, Ltd.	93,478	178,971
		10,291,032
NORWAY — 0.5%
Aker ASA Class A	4,585	338,339
Aker Carbon Capture ASA (b)	31,389	72,206
Aker Solutions ASA (b) (c)	30,324	56,453
Atea ASA	13,837	269,176
Austevoll Seafood ASA	20,148	250,059
Bonheur ASA	2,172	61,461
Borregaard ASA	15,205	332,187
BW Offshore, Ltd.	10,003	35,780
Crayon Group Holding ASA (b) (d)	3,516	51,441
DNB ASA	114,627	2,498,957
DNO ASA (b)	50,331	58,723
Elkem ASA (d)	56,997	207,450
Entra ASA (d)	19,912	455,385
Equinor ASA	120,430	2,549,614
Europris ASA (d)	25,386	159,304
Fjordkraft Holding ASA (d)	25,293	150,344
Frontline, Ltd.	14,558	131,484
Gjensidige Forsikring ASA	23,016	507,651
Golden Ocean Group, Ltd.	16,039	177,254
Grieg Seafood ASA (b) (c)	5,761	59,383
Hexagon Composites ASA (b)	10,297	44,633
Hexagon Purus ASA (b)	1,169	5,261
Kahoot! ASA (b)	30,254	207,431
Security Description	Shares	Value
Kongsberg Gruppen ASA	9,862	$ 253,965
Leroy Seafood Group ASA	48,893	428,862
LINK Mobility Group Holding ASA (b)	20,121	73,514
Mowi ASA	52,633	1,339,496
NEL ASA (b) (c)	161,271	376,321
Nordic Semiconductor ASA (b)	21,380	542,128
Norsk Hydro ASA	179,598	1,146,646
Norway Royal Salmon ASA	1,213	24,302
Norwegian Finans Holding ASA	13,593	153,145
Ocean Yield ASA	29,146	100,798
Orkla ASA	101,937	1,038,892
Pexip Holding ASA (b)	7,600	67,917
Protector Forsikring ASA	9,425	90,579
Quantafuel ASA (b)	14,531	64,810
Salmar ASA	6,519	432,721
Sbanken ASA (d)	8,291	103,286
Scatec ASA (d)	13,666	362,089
Schibsted ASA Class A	11,760	567,965
Schibsted ASA Class B	12,003	500,195
Selvaag Bolig ASA	6,732	46,548
SpareBank 1 Nord Norge	9,611	95,270
SpareBank 1 Oestlandet	3,686	50,973
SpareBank 1 SMN	20,154	279,175
SpareBank 1 SR-Bank ASA	19,475	257,322
Stolt-Nielsen, Ltd.	2,737	40,012
Storebrand ASA	73,126	662,835
Telenor ASA	83,789	1,412,841
TGS ASA	12,760	162,740
Tomra Systems ASA	14,592	805,466
Vaccibody A/S (b)	15,838	138,959
Veidekke ASA	12,424	166,323
Wallenius Wilhelmsen ASA (b)	67,834	236,330
XXL ASA (b) (d)	14,987	31,785
		20,734,186
PAKISTAN — 0.0% (a)
Bank Alfalah, Ltd.	325,000	66,361
Habib Bank, Ltd.	53,000	41,152
MCB Bank, Ltd.	39,200	39,755
Millat Tractors, Ltd.	6,581	45,082
Pakistan Oilfields, Ltd.	24,150	60,354
Pakistan State Oil Co., Ltd.	58,500	83,240
		335,944
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	25,300	228,965
Credicorp, Ltd. (b)	8,500	1,029,435
Hochschild Mining PLC	31,281	66,289

See accompanying notes to financial statements.
133

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Intercorp Financial Services, Inc.	5,900	$ 148,208
Southern Copper Corp.	10,800	694,656
		2,167,553
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	180,220	155,613
Alliance Global Group, Inc.	450,900	93,847
Ayala Corp.	38,170	625,545
Ayala Land, Inc.	1,138,900	841,080
Bank of the Philippine Islands	280,727	510,099
BDO Unibank, Inc.	193,893	449,630
Globe Telecom, Inc.	2,995	112,892
GT Capital Holdings, Inc.	6,657	82,778
International Container Terminal Services, Inc.	76,460	256,407
JG Summit Holdings, Inc.	414,050	527,158
Jollibee Foods Corp.	33,510	146,630
Manila Electric Co.	24,040	136,513
Megaworld Corp.	1,020,000	67,492
Metro Pacific Investments Corp.	974,000	77,617
Metropolitan Bank & Trust Co.	134,886	134,568
PLDT, Inc.	6,380	168,992
Puregold Price Club, Inc.	185,180	153,637
Robinsons Land Corp.	196,244	69,468
Security Bank Corp.	5,920	14,310
SM Investments Corp.	23,315	477,381
SM Prime Holdings, Inc.	1,286,200	961,719
Universal Robina Corp.	80,890	239,447
		6,302,823
POLAND — 0.2%
Alior Bank SA (b)	13,668	119,662
Allegro.eu SA (b) (d)	39,386	678,884
Asseco Poland SA	9,061	183,624
Bank Handlowy w Warszawie SA (b)	3,382	40,598
Bank Millennium SA (b)	64,815	79,338
Bank Polska Kasa Opieki SA (b)	21,210	518,132
Budimex SA	1,486	109,293
CCC SA (b)	4,227	124,745
CD Projekt SA (c)	7,767	377,476
Ciech SA	2,728	34,754
Cyfrowy Polsat SA	29,396	231,184
Dino Polska SA (b) (d)	5,659	416,064
Enea SA (b)	20,497	45,791
Eurocash SA	11,605	43,317
Grupa Azoty SA (b)	4,145	35,930
Grupa Lotos SA (b)	9,571	135,005
InPost SA (b)	24,645	494,688
Jastrzebska Spolka Weglowa SA (b)	9,529	88,156
Security Description	Shares	Value
KGHM Polska Miedz SA	23,461	$ 1,156,411
KRUK SA	1,586	104,650
LPP SA (b)	134	453,002
mBank SA (b)	1,535	131,042
Mercator Medical SA (b)	428	29,433
Neuca SA	233	48,289
Orange Polska SA (b)	67,940	119,836
PGE Polska Grupa Energetyczna SA (b)	87,117	215,333
Polski Koncern Naftowy ORLEN SA	34,563	697,070
Polskie Gornictwo Naftowe i Gazownictwo SA	177,063	310,314
Powszechna Kasa Oszczednosci Bank Polski SA (b)	101,012	1,003,752
Powszechny Zaklad Ubezpieczen SA (b)	69,781	672,698
Santander Bank Polska SA (b)	3,603	240,768
Tauron Polska Energia SA (b)	97,650	85,671
TEN Square Games SA	370	47,914
Warsaw Stock Exchange	2,825	35,351
		9,108,175
PORTUGAL — 0.1%
Altri SGPS SA	8,438	52,435
Banco Comercial Portugues SA Class R (b) (c)	944,985	151,289
Corticeira Amorim SGPS SA	4,689	58,943
CTT-Correios de Portugal SA	13,428	76,755
EDP - Energias de Portugal SA	344,946	1,828,550
Galp Energia SGPS SA	62,287	676,023
Jeronimo Martins SGPS SA	29,583	539,569
Navigator Co. SA (c)	27,308	93,332
NOS SGPS SA	43,721	153,265
REN - Redes Energeticas Nacionais SGPS SA	43,185	119,839
Sonae SGPS SA	99,350	94,256
		3,844,256
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	25,614	135,703
Barwa Real Estate Co.	230,600	188,736
Commercial Bank PQSC	254,403	368,224
Doha Bank QPSC	321,420	249,297
Gulf International Services QSC (b)	149,047	61,035
Industries Qatar QSC	215,487	784,181
Masraf Al Rayan QSC	422,020	516,833

See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mesaieed Petrochemical Holding Co.	504,113	$ 260,571
Ooredoo QSC	134,267	269,013
Qatar Aluminium Manufacturing Co.	379,745	159,574
Qatar Electricity & Water Co. QSC	64,414	294,737
Qatar Fuel QSC	55,946	272,124
Qatar Gas Transport Co., Ltd.	386,091	318,120
Qatar Insurance Co. SAQ (b)	269,557	183,604
Qatar International Islamic Bank QSC	85,174	217,789
Qatar Islamic Bank SAQ	132,961	631,391
Qatar National Bank QPSC	545,676	2,690,163
Qatar Navigation QSC	108,821	219,973
United Development Co. QSC	199,242	79,347
Vodafone Qatar QSC	240,260	106,570
		8,006,985
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	63,684	451,447
RUSSIA — 0.9%
Alrosa PJSC (b)	223,022	409,601
Coca-Cola HBC AG (b)	26,610	960,917
Evraz PLC	58,516	478,555
Gazprom PJSC ADR (e)	67,115	511,551
Gazprom PJSC ADR (c) (e)	56,669	432,951
Gazprom PJSC	1,169,820	4,499,693
Inter Rao Use PJSC	5,356,000	344,584
LSR Group PJSC GDR	26,652	55,703
LUKOIL PJSC ADR	4,389	406,509
LUKOIL PJSC	46,022	4,267,762
Magnit PJSC GDR	43,871	636,349
Mail.Ru Group, Ltd. GDR (b)	17,475	395,983
MMC Norilsk Nickel PJSC	6,945	2,355,760
Mobile TeleSystems PJSC ADR	38,700	358,362
Mobile TeleSystems PJSC	31,200	146,233
Moscow Exchange MICEX (b)	132,585	309,422
Novatek PJSC GDR	10,482	2,298,703
Novolipetskiy Steel PJSC (b)	181,690	571,728
Ozon Holdings PLC ADR (b) (c)	6,439	377,454
Petropavlovsk PLC (b) (c)	278,657	91,079
PhosAgro PJSC GDR	11,644	235,675
Polymetal International PLC	42,911	921,498
Security Description	Shares	Value
Polyus PJSC (b)	3,332	$ 644,062
Polyus PJSC GDR	1,062	102,749
Rosneft Oil Co. PJSC	139,600	1,090,850
Rostelecom PJSC (b)	100,000	139,705
Sberbank of Russia PJSC ADR	26,760	444,350
Sberbank of Russia PJSC	1,185,420	4,944,108
Severstal PAO	25,396	545,230
Sistema PJSC FC GDR	40,100	344,860
Surgutneftegas PJSC Preference Shares	802,100	508,025
Surgutneftegas PJSC	888,900	446,617
Tatneft PJSC ADR	3,048	131,719
Tatneft PJSC	151,038	1,098,872
TCS Group Holding PLC GDR	14,501	1,268,837
VTB Bank PJSC (b)	437,390,000	290,427
X5 Retail Group NV GDR	17,591	616,740
Yandex NV Class A (b) (c)	36,914	2,611,665
		36,294,888
SAUDI ARABIA — 0.9%
Abdullah Al Othaim Markets Co.	1,991	65,829
Advanced Petrochemical Co.	8,106	156,267
Al Hammadi Co. for Development & Investment	20,250	213,817
Al Rajhi Bank	146,201	4,327,088
Al Rajhi Co. for Co-operative Insurance (b)	4,209	103,586
Aldrees Petroleum & Transport Services Co.	6,835	124,475
Alinma Bank	135,098	757,909
Almarai Co. JSC	20,087	339,568
Alujain Holding (b)	7,396	111,027
Arab National Bank	86,792	525,325
Arabian Cement Co.	9,227	111,696
Arriyadh Development Co.	18,294	119,410
Aseer Trading Tourism & Manufacturing Co. (b)	26,480	190,283
Bank AlBilad (b)	53,198	520,576
Bank Al-Jazira (b)	22,911	113,016
Banque Saudi Fransi	80,478	824,007
Bupa Arabia for Cooperative Insurance Co.	9,718	321,826
City Cement Co.	6,348	51,032
Co. for Cooperative Insurance	5,049	111,470
Dallah Healthcare Co.	7,407	156,814
Dar Al Arkan Real Estate Development Co. (b)	39,088	110,060

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Delivery Hero SE (b) (d)	19,573	$ 2,585,776
Dr Sulaiman Al Habib Medical Services Group Co.	6,029	262,676
Dur Hospitality Co. (b)	12,960	121,293
Eastern Province Cement Co.	9,470	123,349
Emaar Economic City (b)	34,732	118,539
Etihad Etisalat Co.	32,700	289,037
Fawaz Abdulaziz Al Hokair & Co. (b)	11,570	77,588
Herfy Food Services Co.	2,033	34,584
Jarir Marketing Co.	8,648	487,003
Leejam Sports Co. JSC (b)	3,769	78,186
Maharah Human Resources Co.	2,209	46,413
Middle East Healthcare Co. (b)	11,802	123,200
Mobile Telecommunications Co. (b)	51,843	200,991
Mouwasat Medical Services Co.	4,245	203,965
Najran Cement Co.	15,550	100,173
National Agriculture Development Co (b)	20,791	223,133
National Gas & Industrialization Co.	2,926	33,470
National Industrialization Co. (b)	71,502	368,339
National Medical Care Co.	5,781	104,818
National Petrochemical Co.	3,000	35,196
Northern Region Cement Co.	17,439	87,418
Qassim Cement Co.	1,837	42,124
Rabigh Refining & Petrochemical Co. (b)	13,507	84,635
Riyad Bank	157,995	1,116,379
SABIC Agri-Nutrients Co.	25,578	814,317
Sahara International Petrochemical Co.	26,583	217,248
Saudi Airlines Catering Co. (b)	4,009	84,127
Saudi Arabian Mining Co. (b)	57,836	974,625
Saudi Arabian Oil Co. (d)	278,435	2,605,874
Saudi Basic Industries Corp.	109,284	3,549,166
Saudi British Bank (b)	94,385	792,749
Saudi Cement Co.	5,941	100,749
Saudi Ceramic Co. (b)	2,497	38,150
Saudi Chemical Co. Holding	16,716	182,519
Saudi Co. For Hardware CJSC	5,311	105,359
Security Description	Shares	Value
Saudi Electricity Co.	89,964	$ 579,066
Saudi Industrial Investment Group	16,632	155,215
Saudi Kayan Petrochemical Co. (b)	124,148	597,833
Saudi National Bank	261,406	4,014,768
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	156,266
Saudi Public Transport Co. (b)	5,953	45,397
Saudi Real Estate Co. (b)	15,161	107,935
Saudi Research & Marketing Group (b)	4,483	211,575
Saudi Telecom Co.	70,699	2,480,799
Saudia Dairy & Foodstuff Co.	534	25,686
Savola Group	18,971	218,270
Seera Group Holding (b)	14,011	81,068
Southern Province Cement Co.	6,007	139,988
United Electronics Co.	5,677	201,323
United International Transportation Co.	1,592	19,144
Yamama Cement Co. (b)	14,880	136,088
Yanbu Cement Co.	10,069	119,473
Yanbu National Petrochemical Co.	35,336	684,032
		35,742,175
SINGAPORE — 0.7%
Accordia Golf Trust	66,300	1,070
AEM Holdings, Ltd. (c)	28,400	80,920
AIMS APAC REIT	50,300	55,007
ARA LOGOS Logistics Trust REIT	143,456	89,113
Ascendas India Trust	200,300	207,125
Ascendas Real Estate Investment Trust	412,874	906,099
Ascott Residence Trust	213,617	158,918
BOC Aviation, Ltd. (d)	21,300	179,652
BW LPG, Ltd. (d)	11,460	74,045
CapitaLand China Trust REIT	114,800	117,003
CapitaLand Integrated Commercial Trust REIT	581,288	903,803
CapitaLand, Ltd.	357,800	987,530
CDL Hospitality Trusts Stapled Security	95,800	87,661
China Aviation Oil Singapore Corp., Ltd.	29,800	22,834
City Developments, Ltd.	59,600	323,229
ComfortDelGro Corp., Ltd.	297,600	363,089
COSCO Shipping International Singapore Co., Ltd. (b)	128,400	28,179

See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
DBS Group Holdings, Ltd.	224,368	$ 4,975,755
Eagle Hospitality Trust Unit (b) (f)	112,600	—
ESR-REIT	438,108	133,629
Far East Hospitality Trust Stapled Security	140,900	60,796
First Resources, Ltd.	50,200	50,043
Frasers Centrepoint Trust REIT	148,092	267,716
Frasers Hospitality Trust Stapled Security	135,000	51,722
Frasers Logistics & Commercial Trust REIT	352,339	377,450
Genting Singapore, Ltd.	773,000	480,178
Golden Agri-Resources, Ltd.	774,500	132,521
Haw Par Corp., Ltd.	18,800	191,608
iFAST Corp., Ltd.	23,300	141,270
IGG, Inc.	92,000	121,548
Japfa, Ltd.	47,400	29,092
Kenon Holdings, Ltd.	1,959	67,575
Keppel Corp., Ltd.	188,600	767,477
Keppel DC REIT	180,800	334,914
Keppel Infrastructure Trust	573,500	236,790
Keppel Pacific Oak US REIT	76,700	60,209
Keppel REIT	255,700	224,465
Lendlease Global Commercial REIT	83,600	50,998
Manulife US Real Estate Investment Trust	204,200	161,318
Mapletree Commercial Trust REIT	272,368	437,669
Mapletree Industrial Trust REIT	256,135	539,252
Mapletree Logistics Trust REIT	394,549	601,715
Mapletree North Asia Commercial Trust REIT	285,500	220,890
Nanofilm Technologies International, Ltd. (b)	42,200	172,354
NetLink NBN Trust	426,700	301,566
Olam International, Ltd.	109,500	130,338
OUE Commercial Real Estate Investment Trust	402,200	121,181
OUE, Ltd.	121,100	119,821
Oversea-Chinese Banking Corp., Ltd.	421,611	3,748,141
Parkway Life Real Estate Investment Trust	51,200	174,831
Prime US REIT	43,900	37,973
Raffles Medical Group, Ltd.	112,476	98,737
Security Description	Shares	Value
Riverstone Holdings, Ltd.	100,800	$ 92,236
Sasseur Real Estate Investment Trust	189,800	133,433
SATS, Ltd. (b) (c)	81,900	239,449
Sembcorp Industries, Ltd.	112,700	179,421
Sembcorp Marine, Ltd. (b) (c)	1,457,331	130,099
Sheng Siong Group, Ltd.	81,600	95,914
SIA Engineering Co., Ltd.	26,100	41,746
Singapore Airlines, Ltd. (b)	160,200	578,017
Singapore Exchange, Ltd.	97,000	806,770
Singapore Post, Ltd.	169,600	90,213
Singapore Press Holdings, Ltd. (c)	228,200	290,301
Singapore Technologies Engineering, Ltd.	188,400	542,410
Singapore Telecommunications, Ltd.	1,035,400	1,763,924
SPH REIT	110,900	71,777
Starhill Global REIT	183,300	76,364
StarHub, Ltd.	54,800	49,737
Suntec Real Estate Investment Trust	238,200	258,720
United Overseas Bank, Ltd.	146,693	2,817,745
UOL Group, Ltd.	55,433	301,042
Venture Corp., Ltd.	33,000	471,604
		29,237,741
SOUTH AFRICA — 1.2%
Absa Group, Ltd. (b)	89,360	849,370
AECI, Ltd.	9,970	68,644
African Rainbow Minerals, Ltd.	12,579	224,953
Anglo American Platinum, Ltd.	6,612	763,785
Anglo American PLC	160,913	6,385,375
Aspen Pharmacare Holdings, Ltd. (b)	46,634	529,381
Astral Foods, Ltd.	3,513	38,907
AVI, Ltd.	32,809	163,255
Barloworld, Ltd. (c)	19,472	145,289
Bid Corp., Ltd. (b)	40,067	868,784
Bidvest Group, Ltd. (c)	39,038	520,716
Capitec Bank Holdings, Ltd.	9,793	1,156,663
Clicks Group, Ltd.	29,888	514,274
Coronation Fund Managers, Ltd.	19,084	64,822
DataTec, Ltd. (b)	38,866	75,017
Dis-Chem Pharmacies, Ltd. (d)	31,283	70,437
Discovery, Ltd. (b)	52,393	463,322

See accompanying notes to financial statements.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Distell Group Holdings, Ltd. (b)	25,476	$ 297,960
DRDGOLD, Ltd.	44,155	46,169
Equites Property Fund, Ltd. REIT	80,348	106,240
Exxaro Resources, Ltd.	35,745	421,618
FirstRand, Ltd.	638,769	2,397,383
Fortress REIT, Ltd. Class A,	115,468	109,817
Foschini Group, Ltd. (b)	39,788	443,168
Gold Fields, Ltd.	106,173	954,748
Growthpoint Properties, Ltd. REIT	387,693	404,561
Harmony Gold Mining Co., Ltd.	65,321	241,361
Hyprop Investments, Ltd. REIT	36,000	66,813
Impala Platinum Holdings, Ltd.	101,518	1,674,269
Imperial Logistics, Ltd.	47,957	159,266
Investec PLC	104,608	416,624
Investec Property Fund, Ltd. REIT	58,715	43,423
Investec, Ltd.	34,578	132,028
JSE, Ltd.	20,858	155,280
KAP Industrial Holdings, Ltd. (b)	705,488	204,056
Kumba Iron Ore, Ltd.	7,387	331,404
Liberty Holdings, Ltd. (b)	15,761	68,171
Life Healthcare Group Holdings, Ltd. (b)	159,853	254,354
Massmart Holdings, Ltd. (b)	12,565	55,439
Momentum Metropolitan Holdings	111,619	152,434
Motus Holdings, Ltd.	19,611	128,197
Mr. Price Group, Ltd.	36,746	541,768
MTN Group, Ltd. (b) (c)	203,834	1,473,643
MultiChoice Group, Ltd.	50,745	417,013
Naspers, Ltd. Class N	53,794	11,295,431
Nedbank Group, Ltd. (b)	43,179	516,712
Netcare, Ltd. (b)	112,609	112,303
Ninety One, Ltd.	17,289	51,763
Northam Platinum, Ltd. (b)	42,629	647,641
Oceana Group, Ltd.	11,307	51,836
Old Mutual, Ltd. (e)	224,364	212,127
Old Mutual, Ltd. (c) (e)	315,585	295,584
Pick n Pay Stores, Ltd.	39,610	146,331
PSG Group, Ltd.	17,508	97,590
Rand Merchant Investment Holdings, Ltd.	87,829	192,773
Redefine Properties, Ltd. REIT (b)	565,715	169,571
Remgro, Ltd.	63,610	510,528
Resilient REIT, Ltd.	34,728	126,836
Security Description	Shares	Value
Reunert, Ltd.	15,137	$ 53,769
Royal Bafokeng Platinum, Ltd.	14,538	103,923
Sanlam, Ltd.	228,951	984,030
Santam, Ltd. (b)	4,350	79,084
Sappi, Ltd. (b)	57,092	165,453
Sasol, Ltd. (b)	69,231	1,057,029
Shoprite Holdings, Ltd.	68,459	745,252
Sibanye Stillwater, Ltd.	352,596	1,473,230
SPAR Group, Ltd. (c)	29,191	369,806
Standard Bank Group, Ltd.	167,091	1,493,302
Steinhoff International Holdings NV (b) (c)	418,971	55,457
Stor-Age Property REIT, Ltd.	43,685	41,302
Super Group, Ltd. (b)	99,955	217,428
Telkom SA SOC, Ltd.	39,144	127,120
Thungela Resources, Ltd. (b) (c)	15,835	43,532
Tiger Brands, Ltd.	25,782	377,375
Transaction Capital, Ltd.	95,406	252,701
Truworths International, Ltd.	45,425	183,497
Vodacom Group, Ltd.	86,903	783,717
Vukile Property Fund, Ltd. REIT	94,716	76,350
Wilson Bayly Holmes-Ovcon, Ltd. (b)	5,617	44,452
Woolworths Holdings, Ltd. (b)	119,867	452,563
		48,207,599
SOUTH KOREA — 4.0%
ABLBio, Inc. (b)	2,537	49,337
Ace Technologies Corp. (b)	3,286	54,565
AfreecaTV Co., Ltd.	1,389	146,775
Ahnlab, Inc.	2,297	146,450
Alteogen, Inc. (b)	2,946	218,959
Amicogen, Inc. (b)	3,467	135,306
Amorepacific Corp.	3,822	855,254
AMOREPACIFIC Group	3,321	188,735
Ananti, Inc. (b)	6,092	53,230
Anterogen Co., Ltd. (b)	721	43,024
AptaBio Therapeutics, Inc. (b)	943	48,818
APTC Co., Ltd.	3,347	75,788
Asiana Airlines, Inc. (b)	10,835	165,486
BGF retail Co., Ltd.	795	126,717
BH Co., Ltd.	730	13,386
Binex Co., Ltd. (b)	5,433	103,242
Bioneer Corp. (b)	5,103	97,651
BNK Financial Group, Inc.	39,600	271,818
Boditech Med, Inc.	1,505	30,403

See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Boryung Pharmaceutical Co., Ltd.	2,543	$ 53,292
Bukwang Pharmaceutical Co., Ltd.	3,983	71,621
Cafe24 Corp. (b)	1,515	40,426
Cellid Co., Ltd. (b)	765	91,095
Cellivery Therapeutics, Inc. (b)	1,476	132,115
Celltrion Healthcare Co., Ltd. (b)	10,072	1,034,791
Celltrion Pharm, Inc. (b)	1,774	247,634
Celltrion, Inc. (b)	11,788	2,810,530
Chabiotech Co., Ltd. (b)	3,560	90,885
Cheil Worldwide, Inc.	7,506	167,629
Chong Kun Dang Pharmaceutical Corp.	637	77,493
Chunbo Co., Ltd.	931	151,288
CJ CGV Co., Ltd. (b)	2,246	60,829
CJ CheilJedang Corp.	942	385,616
CJ Corp.	1,847	175,491
CJ ENM Co., Ltd.	1,582	256,654
CJ Logistics Corp. (b)	1,096	172,261
CMG Pharmaceutical Co., Ltd. (b)	11,128	52,075
Com2uSCorp	2,104	231,110
Cosmax, Inc. (b)	752	87,477
CosmoAM&T Co., Ltd. (b)	2,483	60,082
Coway Co., Ltd.	6,720	469,621
Creative & Innovative System (b)	5,577	55,961
CrystalGenomics, Inc. (b)	11,812	82,442
CS Wind Corp.	3,456	237,837
Daea TI Co., Ltd.	14,680	82,254
Daeduck Electronics Co., Ltd.	8,563	123,561
Daejoo Electronic Materials Co., Ltd.	1,149	49,178
Daesang Corp.	4,987	122,887
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	171,742
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	113,426
Daewoong Co., Ltd.	2,154	89,419
Daewoong Pharmaceutical Co., Ltd.	429	65,522
Daishin Securities Co., Ltd.	3,580	62,785
Daou Technology, Inc.	6,450	163,233
Dawonsys Co., Ltd.	2,898	50,438
DB HiTek Co., Ltd.	4,076	225,851
DB Insurance Co., Ltd.	5,525	268,854
Dentium Co., Ltd.	795	45,816
Devsisters Co., Ltd. (b)	551	44,818
Security Description	Shares	Value
DGB Financial Group, Inc.	20,410	$ 168,550
Digital Power Communications Co., Ltd.	3,795	49,032
DIO Corp. (b)	4,286	157,754
DL E&C Co., Ltd. (b)	1,869	235,668
DL Holdings Co., Ltd.	1,200	85,246
Dong-A Socio Holdings Co., Ltd.	363	39,164
Dong-A ST Co., Ltd.	542	41,391
Dongjin Semichem Co., Ltd.	5,592	142,264
DongKook Pharmaceutical Co., Ltd.	4,240	106,174
Dongkuk Steel Mill Co., Ltd.	14,784	291,440
Dongsuh Cos., Inc.	2,706	73,288
Doosan Bobcat, Inc. (b)	5,752	245,168
Doosan Co., Ltd.	801	68,069
Doosan Fuel Cell Co., Ltd. (b)	5,162	229,188
Doosan Heavy Industries & Construction Co., Ltd. (b) (c)	25,616	542,505
Doosan Infracore Co., Ltd. (b)	18,351	235,468
DoubleUGames Co., Ltd.	843	44,615
Douzone Bizon Co., Ltd.	2,524	186,025
Duk San Neolux Co., Ltd. (b)	1,243	62,914
Echo Marketing, Inc.	1,570	34,226
Ecopro BM Co., Ltd.	1,459	274,789
Ecopro Co., Ltd.	2,905	116,726
Ecopro HN Co., Ltd. (b)	594	83,286
E-MART, Inc.	2,133	303,050
ENF Technology Co., Ltd.	1,064	33,635
Enzychem Lifesciences Corp. (b)	1,168	101,227
Eo Technics Co., Ltd.	1,483	156,708
Eoflow Co., Ltd. (b)	899	43,747
ESR Kendall Square REIT Co., Ltd. (b)	8,686	58,156
Eubiologics Co., Ltd. (b)	2,973	109,031
Eugene Technology Co., Ltd.	1,603	64,482
F&F Co., Ltd. (b)	422	209,848
Fila Holdings Corp.	5,207	269,100
Fine Semitech Corp.	3,085	73,827
Foosung Co., Ltd. (b)	13,563	130,674
GemVax & Kael Co., Ltd. (b)	2,866	54,208
Geneonelifescience, Inc. (b)	4,103	172,332
Genexine, Inc. (b)	2,807	224,331

See accompanying notes to financial statements.
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Grand Korea Leisure Co., Ltd. (b)	3,328	$ 49,204
Green Cross Corp.	671	195,732
Green Cross Holdings Corp.	5,248	158,910
Green Cross LabCell Corp.	1,225	107,907
GS Engineering & Construction Corp.	6,894	262,623
GS Holdings Corp.	5,913	242,842
GS Home Shopping, Inc.	344	49,866
GS Retail Co., Ltd.	3,570	122,524
HAESUNG DS Co., Ltd.	2,588	94,796
Hana Financial Group, Inc.	37,784	1,545,046
Hana Materials, Inc.	2,047	83,978
Hana Tour Service, Inc. (b)	978	68,781
Hanall Biopharma Co., Ltd. (b)	2,599	50,081
Handsome Co., Ltd.	1,555	59,306
Hanjin Transportation Co., Ltd.	992	37,702
Hankook & Co. Co., Ltd	2,676	48,356
Hankook Tire & Technology Co., Ltd.	8,351	383,383
Hanmi Pharm Co., Ltd.	762	226,337
Hanmi Semiconductor Co., Ltd.	2,660	79,955
Hanon Systems	25,518	375,015
Hansae Co., Ltd.	2,164	46,983
Hansol Chemical Co., Ltd.	1,234	269,011
Hanssem Co., Ltd.	2,499	227,454
Hanwha Aerospace Co., Ltd.	4,757	198,534
Hanwha Corp.	6,452	181,904
Hanwha Investment & Securities Co., Ltd. (b)	13,008	55,213
Hanwha Life Insurance Co., Ltd.	31,079	103,629
Hanwha Solutions Corp. (b)	15,319	606,013
Hanwha Systems Co., Ltd.	11,501	174,126
HDC Holdings Co., Ltd.	4,125	47,435
HDC Hyundai Development Co-Engineering & Construction Class E	6,351	177,646
Helixmith Co., Ltd. (b)	3,206	90,246
Hite Jinro Co., Ltd.	2,855	95,577
HLB Life Science Co., Ltd. (b)	9,320	82,760
HLB, Inc. (b) (c)	15,532	460,657
HMM Co., Ltd. (b) (c)	32,104	1,251,490
Hotel Shilla Co., Ltd.	3,574	307,844
Security Description	Shares	Value
Huchems Fine Chemical Corp.	1,984	$ 41,049
Hugel, Inc. (b)	1,296	275,737
Huons Co., Ltd.	1,455	80,363
HYBE Co., Ltd. (b)	1,000	259,734
Hyosung Advanced Materials Corp. (b)	308	120,476
Hyosung Chemical Corp. (b)	809	251,432
Hyosung Corp.	858	78,474
Hyosung Heavy Industries Corp. (b)	563	36,495
Hyosung TNC Corp.	279	222,972
Hyundai Autoever Corp.	571	68,704
Hyundai Bioscience Co., Ltd. (b)	4,204	135,324
Hyundai Construction Equipment Co., Ltd. (b)	1,360	66,783
Hyundai Department Store Co., Ltd.	1,309	101,591
Hyundai Electric & Energy System Co., Ltd. (b)	2,175	39,786
Hyundai Elevator Co., Ltd.	2,938	138,532
Hyundai Engineering & Construction Co., Ltd.	9,334	483,215
Hyundai Glovis Co., Ltd.	2,254	418,316
Hyundai Greenfood Co., Ltd.	5,265	50,259
Hyundai Heavy Industries Holdings Co., Ltd.	5,796	364,389
Hyundai Home Shopping Network Corp.	629	50,492
Hyundai Marine & Fire Insurance Co., Ltd.	7,551	170,981
Hyundai Mipo Dockyard Co., Ltd. (b)	2,892	224,447
Hyundai Mobis Co., Ltd.	8,325	2,158,593
Hyundai Motor Co.	17,867	3,799,802
Hyundai Motor Co. Preference Shares (e)	4,369	446,153
Hyundai Motor Co. Preference Shares (e)	2,761	283,173
Hyundai Rotem Co., Ltd. (b)	7,810	168,177
Hyundai Steel Co.	11,444	545,702
Hyundai Wia Corp.	1,507	135,826
Iljin Materials Co., Ltd.	2,771	179,624
Ilyang Pharmaceutical Co., Ltd.	1,234	41,530
Industrial Bank of Korea	28,125	262,232
Innocean Worldwide, Inc.	814	47,706
Innox Advanced Materials Co., Ltd. (b)	1,503	87,419
iNtRON Biotechnology, Inc. (b)	5,323	116,750
IS Dongseo Co., Ltd.	3,285	177,355

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
JB Financial Group Co., Ltd.	11,582	$ 77,443
Jeju Air Co., Ltd. (b)	1,883	42,387
JETEMA Co., Ltd. (b)	1,386	45,168
Jin Air Co., Ltd. (b)	2,164	40,546
Jusung Engineering Co., Ltd. (b)	4,388	60,395
JW Pharmaceutical Corp.	1,488	39,573
JYP Entertainment Corp.	4,449	160,000
Kakao Corp.	37,956	5,493,787
Kangwon Land, Inc. (b)	11,437	273,192
KB Financial Group, Inc.	49,238	2,439,711
KCC Corp.	576	175,692
KCC Glass Corp.	1,162	64,696
KEPCO Engineering & Construction Co., Inc.	1,622	72,735
KEPCO Plant Service & Engineering Co., Ltd.	2,035	77,432
KG Dongbu Steel Co., Ltd. (c)	4,738	75,100
KH FEELUX Co., Ltd. (b)	10,681	33,291
Kia Corp.	32,223	2,563,762
KIWOOM Securities Co., Ltd.	2,328	270,806
KMW Co., Ltd. (b)	2,663	127,930
Koentec Co., Ltd.	12,880	112,542
Koh Young Technology, Inc.	5,395	114,018
Kolmar BNH Co., Ltd.	790	35,145
Kolmar Korea Co., Ltd.	1,275	65,666
Kolon Industries, Inc.	1,620	116,233
KoMiCo, Ltd.	1,382	86,026
Komipharm International Co., Ltd. (b)	4,676	45,467
KONA I Co., Ltd. (b)	1,321	51,730
Korea Aerospace Industries, Ltd.	7,786	227,465
Korea Electric Power Corp.	30,559	674,325
Korea Electric Terminal Co., Ltd.	599	53,722
Korea Investment Holdings Co., Ltd.	5,577	510,084
Korea Line Corp. (b)	17,625	55,247
Korea Petrochemical Ind Co., Ltd.	507	107,149
Korea Real Estate Investment & Trust Co., Ltd.	40,468	84,806
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	5,025	597,922
Korea United Pharm, Inc.	955	47,065
Korea Zinc Co., Ltd.	998	382,398
Korean Air Lines Co., Ltd. (b)	18,693	522,870
Korean Reinsurance Co.	8,166	71,425
KT&G Corp.	14,027	1,051,262
Security Description	Shares	Value
Kuk-il Paper Manufacturing Co., Ltd. (b)	9,131	$ 46,298
Kumho Petrochemical Co., Ltd.	2,104	409,160
Kumho Tire Co., Inc. (b)	10,539	75,055
Kwang Dong Pharmaceutical Co., Ltd.	12,503	100,144
Kyung Dong Navien Co., Ltd.	1,463	91,068
L&C Bio Co., Ltd.	1,326	39,386
L&F Co., Ltd.	3,082	250,961
LB Semicon, Inc.	6,795	81,457
LEENO Industrial, Inc.	1,191	185,606
LegoChem Biosciences, Inc. (b)	2,417	114,181
LG Chem, Ltd.	5,611	4,235,093
LG Chem, Ltd. Preference Shares	885	301,379
LG Corp.	11,509	1,047,527
LG Display Co., Ltd. (b) (c)	27,955	608,176
LG Electronics, Inc.	12,835	1,863,448
LG Hausys, Ltd.	1,772	154,675
LG Household & Health Care, Ltd.	1,131	1,769,588
LG Household & Health Care, Ltd. Preference Shares	252	171,185
LG Innotek Co., Ltd.	1,707	338,020
LG International Corp.	14,247	394,713
LG Uplus Corp.	23,441	319,513
LIG Nex1 Co., Ltd.	1,266	47,722
Lock&Lock Co., Ltd. (b)	10,907	132,687
Lotte Chemical Corp.	2,014	469,453
Lotte Chilsung Beverage Co., Ltd.	412	53,048
LOTTE Fine Chemical Co., Ltd.	1,634	95,763
LOTTE Himart Co., Ltd.	1,139	36,209
LOTTE Reit Co., Ltd.	12,988	68,737
Lotte Shopping Co., Ltd.	1,360	139,484
Lotte Tour Development Co., Ltd. (b)	3,330	59,583
LS Corp.	1,645	103,420
LS Electric Co., Ltd.	1,393	69,146
LX Holdings Corp. (b)	5,008	50,029
Mando Corp. (b)	5,035	297,321
Mcnex Co., Ltd.	1,909	80,350
Medipost Co., Ltd. (b)	1,600	44,541
MedPacto, Inc. (b)	1,028	63,990
Medy-Tox, Inc.	541	113,854
MegaStudyEdu Co., Ltd.	453	27,756
Meritz Financial Group, Inc.	4,627	87,104

See accompanying notes to financial statements.
141

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Meritz Fire & Marine Insurance Co., Ltd.	4,627	$ 83,817
Meritz Securities Co., Ltd.	69,541	292,391
Mezzion Pharma Co., Ltd. (b)	617	74,896
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,768	120,822
Mirae Asset Securities Co., Ltd.	47,797	400,236
Naturecell Co., Ltd. (b)	12,479	335,204
NAVER Corp.	15,066	5,585,450
NCSoft Corp.	1,987	1,446,823
NEPES Corp. (b)	1,564	58,885
Netmarble Corp. (d)	2,574	306,279
NH Investment & Securities Co., Ltd.	14,985	171,653
NHN Corp. (b)	885	65,541
NHN KCP Corp. (b)	1,369	70,629
NICE Holdings Co., Ltd.	2,514	42,527
NICE Information Service Co., Ltd.	10,100	225,112
NKMax Co., Ltd. (b)	9,231	118,856
NongShim Co., Ltd.	521	145,037
OCI Co., Ltd. (b)	2,871	299,554
OliX Pharmaceuticals, Inc. (b)	2,275	89,291
OptoElectronics Solutions Co., Ltd.	961	38,230
Orion Corp/Republic of Korea	2,730	287,266
Orion Holdings Corp.	5,222	79,061
Oscotec, Inc. (b)	4,726	163,877
Osstem Implant Co., Ltd.	1,153	116,411
Ottogi Corp.	114	55,069
Pan Ocean Co., Ltd.	32,127	243,631
Paradise Co., Ltd. (b)	4,113	66,106
Park Systems Corp.	526	61,000
Partron Co., Ltd.	11,769	108,687
Pearl Abyss Corp. (b)	3,025	203,341
PharmaResearch Co., Ltd.	654	52,267
Pharmicell Co., Ltd. (b)	11,563	186,359
PI Advanced Materials Co., Ltd.	1,584	77,361
Poongsan Corp.	1,946	65,924
POSCO	9,063	2,800,625
POSCO Chemtech Co., Ltd.	3,757	480,405
Posco ICT Co., Ltd.	6,124	46,549
Posco International Corp.	6,646	137,505
PSK, Inc.	1,165	45,725
RFHIC Corp.	1,181	41,634
S&S Tech Corp.	1,616	46,780
S&T Motiv Co., Ltd.	938	59,138
S-1 Corp.	1,546	112,434
Security Description	Shares	Value
Sam Chun Dang Pharm Co., Ltd. (b)	2,749	$ 132,794
SAM KANG M&T Co., Ltd. (b)	5,577	86,912
Samsung Biologics Co., Ltd. (b) (d)	2,023	1,510,761
Samsung C&T Corp.	10,633	1,288,820
Samsung Electro-Mechanics Co., Ltd.	6,708	1,054,314
Samsung Electronics Co., Ltd. Preference Shares	100,633	6,585,847
Samsung Electronics Co., Ltd.	591,805	42,408,794
Samsung Engineering Co., Ltd. (b)	21,503	456,353
Samsung Fire & Marine Insurance Co., Ltd.	3,633	711,341
Samsung Heavy Industries Co., Ltd. (b)	51,399	306,253
Samsung Life Insurance Co., Ltd.	8,580	607,987
Samsung SDI Co., Ltd.	6,728	4,170,087
Samsung SDS Co., Ltd.	4,063	667,456
Samsung Securities Co., Ltd.	7,238	288,903
Samwha Capacitor Co., Ltd.	848	45,406
Samyang Holdings Corp.	808	79,283
Sang-A Frontec Co., Ltd.	993	41,355
Sangsangin Co., Ltd. (b)	7,698	53,592
Seah Besteel Corp.	1,754	49,373
Sebang Global Battery Co., Ltd.	1,623	139,796
Seegene, Inc. (b)	4,144	304,319
Seojin System Co., Ltd. (b)	2,971	113,970
Seoul Semiconductor Co., Ltd.	9,084	153,262
SFA Engineering Corp.	1,624	62,442
SFA Semicon Co., Ltd. (b) (c)	9,437	62,849
Shin Poong Pharmaceutical Co., Ltd. (c)	3,440	262,700
Shinhan Financial Group Co., Ltd.	53,700	1,935,994
Shinsegae International, Inc.	226	40,939
Shinsegae, Inc.	786	199,266
Shinsung E&G Co., Ltd. (b)	13,547	34,705
Silicon Works Co., Ltd.	1,216	131,302
SillaJen, Inc. (b) (f)	6,523	52,565
SIMMTECH Co., Ltd.	2,199	47,352
SK Biopharmaceuticals Co., Ltd. (b)	3,221	351,803

See accompanying notes to financial statements.
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SK Chemicals Co., Ltd.	823	$ 190,010
SK Discovery Co., Ltd.	2,244	105,410
SK Holdings Co., Ltd.	4,229	1,060,864
SK Hynix, Inc.	66,772	7,559,766
SK Innovation Co., Ltd. (b)	6,509	1,707,951
SK Materials Co., Ltd.	571	178,528
SK Networks Co., Ltd.	13,470	72,006
SK Telecom Co., Ltd.	4,804	1,365,076
SKC Co., Ltd.	2,369	333,425
SL Corp.	1,756	55,667
SM Entertainment Co., Ltd. (b)	1,656	86,465
S-Oil Corp. (b)	5,413	492,681
Solid, Inc. (b)	5,510	36,843
SOLUM Co., Ltd. (b)	3,572	89,288
Solus Advanced Materials Co, Ltd.	1,317	60,345
Soulbrain Co., Ltd.	458	133,681
Soulbrain Holdings Co., Ltd. (b)	567	18,629
ST Pharm Co., Ltd. (b)	2,098	209,772
Suheung Co., Ltd.	2,578	126,594
Taeyoung Engineering & Construction Co., Ltd.	1,805	20,035
Taihan Electric Wire Co., Ltd. (b) (c)	36,396	99,219
Telcon RF Pharmaceutical, Inc. (b)	8,430	34,284
TES Co., Ltd.	1,592	44,530
Tesna, Inc.	1,124	45,962
Tokai Carbon Korea Co., Ltd.	499	89,329
TY Holdings Co., Ltd. (b)	1,741	45,142
Unid Co., Ltd.	1,167	80,415
Unison Co., Ltd. (b)	11,442	40,844
UniTest, Inc. (b)	4,511	90,729
Value Added Technology Co., Ltd.	3,331	110,772
Vaxcell-Bio Therapeutics Co., Ltd. (b)	1,108	89,041
Vieworks Co., Ltd.	3,440	114,091
Webzen, Inc. (b)	4,173	114,687
Wemade Co., Ltd.	1,111	55,839
WONIK IPS Co., Ltd.	5,486	241,625
Wonik QnC Corp. (b)	1,915	51,270
Woori Financial Group, Inc.	65,986	670,905
Woori Technology Investment Co., Ltd. (b)	6,621	46,153
YG Entertainment, Inc. (b)	2,609	118,617
Youngone Corp.	2,057	81,100
Yuanta Securities Korea Co., Ltd.	18,956	81,133
Security Description	Shares	Value
Yuhan Corp.	5,675	$ 317,979
Yungjin Pharmaceutical Co., Ltd. (b)	22,295	116,014
Zinus, Inc.	865	79,115
		166,558,905
SPAIN — 1.4%
Acciona SA	3,128	472,219
Acerinox SA	17,523	211,650
ACS Actividades de Construccion y Servicios SA	31,039	831,519
Aena SME SA (b) (d)	9,320	1,528,574
Almirall SA (c)	10,864	189,518
Amadeus IT Group SA (b)	55,897	3,932,221
AmRest Holdings SE (b)	7,136	48,473
Applus Services SA (b)	16,808	164,245
Atresmedia Corp. de Medios de Comunicacion SA (b) (c)	10,812	47,339
Banco Bilbao Vizcaya Argentaria SA	826,076	5,121,579
Banco de Sabadell SA (b)	699,213	476,125
Banco Santander SA (b)	2,154,767	8,226,915
Bankinter SA	79,229	398,287
Befesa SA (d)	3,480	267,425
CaixaBank SA	547,737	1,684,963
Cellnex Telecom SA (d)	63,314	4,033,518
Cia de Distribucion Integral Logista Holdings SA	7,948	163,439
CIE Automotive SA	7,659	226,707
Construcciones y Auxiliar de Ferrocarriles SA	1,714	72,260
Corp. Financiera Alba SA	1,589	86,682
Distribuidora Internacional de Alimentacion SA (b) (c)	401,966	32,367
Ebro Foods SA	7,072	148,612
EDP Renovaveis SA	34,928	809,369
eDreams ODIGEO SA (b) (c)	11,015	88,696
Enagas SA	30,927	714,639
Ence Energia y Celulosa SA (b)	12,316	50,039
Endesa SA (c)	38,034	922,839
Euskaltel SA (d)	8,122	105,758
Faes Farma SA	35,119	140,186
Ferrovial SA	60,372	1,771,981
Fluidra SA	10,095	400,452
Gestamp Automocion SA (b) (d)	33,976	179,945
Global Dominion Access SA (d)	10,388	53,835
Grifols SA (c)	39,001	1,056,380

See accompanying notes to financial statements.
143

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Grupo Catalana Occidente SA	4,936	$ 190,535
Iberdrola SA	747,094	9,107,866
Indra Sistemas SA (b)	12,047	109,935
Industria de Diseno Textil SA	134,972	4,755,483
Inmobiliaria Colonial Socimi SA REIT	30,167	304,625
Laboratorios Farmaceuticos Rovi SA	2,439	168,917
Lar Espana Real Estate Socimi SA REIT	11,653	67,784
Liberbank SA	179,722	65,986
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	79,229	166,023
Mapfre SA	127,893	270,349
Mediaset Espana Comunicacion SA (b)	14,887	93,392
Melia Hotels International SA (b) (c)	10,443	77,278
Merlin Properties Socimi SA REIT (c)	44,167	457,571
Metrovacesa SA (c) (d)	5,449	43,037
Naturgy Energy Group SA	35,641	916,342
Neinor Homes SA (d)	7,187	96,822
Pharma Mar SA (c)	1,592	143,220
Prosegur Cash SA (d)	40,918	41,586
Prosegur Cia de Seguridad SA	36,398	119,134
Red Electrica Corp. SA (c)	56,912	1,056,587
Repsol SA (c)	185,086	2,316,535
Sacyr SA (c)	40,645	103,246
Sacyr SA (b)	1,016	2,581
Siemens Gamesa Renewable Energy SA (b)	28,547	953,326
Solaria Energia y Medio Ambiente SA (b)	9,631	174,062
Solarpack Corp. Tecnologica SA (b)	1,792	55,572
Talgo SA (b) (d)	12,764	72,203
Tecnicas Reunidas SA (b) (c)	2,480	31,381
Telefonica SA	664,851	3,107,268
Unicaja Banco SA (d)	73,212	75,101
Viscofan SA	4,733	330,037
Zardoya Otis SA	20,430	140,764
		60,273,304
SWEDEN — 2.4%
AAK AB	20,531	460,451
AcadeMedia AB (d)	15,147	143,108
Adapteo Oyj	6,042	115,864
Security Description	Shares	Value
AddTech AB Class B	31,123	$ 516,767
AFRY AB	11,796	388,412
Alfa Laval AB	37,671	1,331,588
Alimak Group AB (d)	6,075	99,165
Ambea AB (d)	7,348	54,731
Arjo AB Class B	22,985	237,049
Assa Abloy AB Class B	124,744	3,760,341
Atlas Copco AB Class A	83,039	5,087,894
Atlas Copco AB Class B	48,957	2,576,036
Atrium Ljungberg AB Class B	4,091	93,232
Attendo AB (b) (d)	18,258	83,603
Avanza Bank Holding AB	15,667	488,944
Axfood AB	12,565	347,765
Bactiguard Holding AB (b) (c)	1,927	39,657
Beijer Alma AB	5,000	99,624
Beijer Ref AB	30,603	545,706
Betsson AB Class B	15,247	124,441
BHG Group AB (b)	11,584	224,172
Bilia AB Class A	10,517	222,954
BillerudKorsnas AB	21,357	424,161
BioArctic AB (b) (d)	3,632	58,522
BioGaia AB Class B	1,663	92,560
Biotage AB	10,569	250,379
Boliden AB	32,752	1,259,965
Bonava AB Class B	9,858	108,526
BoneSupport Holding AB (b) (d)	5,159	45,364
Boozt AB (b) (d)	10,974	241,239
Bravida Holding AB (d)	30,013	434,465
Bufab AB	6,983	193,515
Bure Equity AB	6,853	296,328
Calliditas Therapeutics AB Class B (b)	2,965	43,337
Camurus AB (b)	6,510	162,899
Castellum AB	28,821	733,992
Catena AB	4,150	222,345
Cellavision AB	1,868	80,511
CELLINK AB Class B (b)	3,396	168,447
Cibus Nordic Real Estate AB	6,949	166,084
Cint Group AB (b)	10,000	112,486
Clas Ohlson AB Class B (b)	7,371	76,062
Cloetta AB Class B	28,896	86,295
Collector AB (b)	28,130	119,991
Coor Service Management Holding AB (d)	8,780	69,606
Corem Property Group AB Class B	67,456	152,862
Creades AB Class A	4,820	60,193
Desenio Group AB (b)	6,848	71,265
Dios Fastigheter AB	9,118	94,516
Dometic Group AB (d)	36,454	621,267
Duni AB (b)	3,551	46,006

See accompanying notes to financial statements.
144

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Dustin Group AB (c) (d)	10,657	$ 140,812
Electrolux AB Class B	26,964	748,181
Electrolux Professional AB Class B (b)	24,031	170,423
Elekta AB Class B	44,136	639,940
Embracer Group AB (b)	31,363	848,972
Enad Global 7 AB (b) (c)	5,181	43,134
Epiroc AB Class A	81,208	1,851,647
Epiroc AB Class B	47,057	924,121
EQT AB	28,748	1,044,080
Essity AB Class B	76,496	2,538,492
Evolution AB (d)	20,773	3,284,952
Fabege AB	30,368	487,541
Fagerhult AB	9,751	78,216
Fastighets AB Balder Class B (b)	13,645	856,786
Fingerprint Cards AB Class B (b)	31,312	119,578
Fortnox AB	5,233	257,485
GARO AB	3,015	41,600
Getinge AB Class B	27,601	1,041,797
Granges AB	14,369	199,771
H & M Hennes & Mauritz AB Class B (b)	100,981	2,396,958
Hansa Biopharma AB (b)	5,880	103,132
Hexagon AB Class B	245,406	3,638,556
Hexatronic Group AB	3,454	51,777
Hexpol AB	31,802	393,056
HMS Networks AB	2,574	108,954
Holmen AB Class B	11,234	507,439
Hufvudstaden AB Class A	11,937	203,087
Husqvarna AB Class B	50,075	665,742
ICA Gruppen AB	12,393	577,180
Industrivarden AB Class A	12,794	497,868
Industrivarden AB Class C	19,084	698,901
Indutrade AB	32,907	842,669
Instalco AB	4,857	201,614
Intrum AB	7,683	251,634
Investment AB Latour Class B	18,244	599,021
Investment AB Oresund	2,989	51,936
Investor AB Class B	225,568	5,202,585
INVISIO Communications AB	4,200	92,622
Inwido AB	4,681	81,007
JM AB	6,004	207,735
Karo Pharma AB (b)	17,994	115,301
K-fast Holding AB (b) (c)	6,228	45,515
Kinnevik AB Class B (b)	28,921	1,158,578
KNOW IT AB	2,060	67,565
Kungsleden AB	20,343	246,433
L E Lundbergforetagen AB Class B	9,305	600,810
LeoVegas AB (d)	19,551	86,872
Security Description	Shares	Value
Lifco AB Class B	28,508	$ 666,686
Lime Technologies AB	946	36,016
Lindab International AB	8,991	209,948
Loomis AB	9,084	284,348
Lundin Energy AB (c)	24,477	866,640
Mekonomen AB (b)	8,779	145,151
MIPS AB	4,306	370,575
Modern Times Group MTG AB Class B (b)	12,619	171,015
Munters Group AB (d)	17,152	153,427
Mycronic AB (c)	7,989	241,198
NCC AB Class B	8,969	153,221
New Wave Group AB Class B (b)	4,848	61,563
Nibe Industrier AB Class B	175,665	1,849,051
Nobia AB	16,815	143,531
Nobina AB (d)	12,721	115,576
Nolato AB Class B	21,620	212,859
Nordic Entertainment Group AB Class B (b)	8,794	387,661
Nordnet AB publ	12,300	207,753
Nyfosa AB	21,599	292,208
Oncopeptides AB (b) (d)	5,199	56,749
Pandox AB (b)	10,139	168,822
Paradox Interactive AB	5,166	108,731
Peab AB Class B	20,077	248,141
Platzer Fastigheter Holding AB Class B	6,400	97,136
PowerCell Sweden AB (b) (c)	4,167	110,069
Ratos AB Class B	39,105	237,315
Re:NewCell AB (b) (c)	2,448	50,837
Resurs Holding AB (d)	13,518	66,830
Saab AB Class B	8,711	231,318
Sagax AB Class B	18,019	535,588
Sagax AB Class D	13,000	50,543
Samhallsbyggnadsbolaget i Norden AB (c)	99,213	416,010
Samhallsbyggnadsbolaget i Norden AB Class D	13,235	45,096
Sandvik AB	140,507	3,591,475
SAS AB (b) (c)	395,212	97,045
Scandi Standard AB	10,379	69,540
Scandic Hotels Group AB (b) (c) (d)	16,583	64,822
Sdiptech AB Class B (b)	2,220	113,308
Securitas AB Class B	37,434	591,352
Sedana Medical AB (b)	5,912	49,358
Sinch AB (b) (d)	61,850	1,041,422
Skandinaviska Enskilda Banken AB Class A	204,291	2,640,783
Skanska AB Class B	40,735	1,081,230
SKF AB Class B	45,613	1,162,172
SkiStar AB (b)	6,323	105,431
SSAB AB Class A (b)	51,377	251,594
SSAB AB Class B (b)	67,591	295,824

See accompanying notes to financial statements.
145

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Stillfront Group AB (b)	37,153	$ 357,318
Storytel AB (b)	6,381	165,640
Svenska Cellulosa AB SCA Class B	72,432	1,187,840
Svenska Handelsbanken AB Class A	186,000	2,100,075
Svolder AB Class B	2,235	63,139
Sweco AB Class B	22,859	416,170
Swedbank AB Class A	111,594	2,077,867
SwedenCare AB	7,000	94,128
Swedish Match AB	199,873	1,705,622
Swedish Orphan Biovitrum AB (b)	22,376	408,292
Tele2 AB Class B (c)	60,435	823,971
Telefonaktiebolaget LM Ericsson Class B	361,094	4,541,463
Telia Co. AB	327,568	1,454,726
Thule Group AB (d)	12,521	555,471
Tobii AB (b)	20,023	155,110
Trelleborg AB Class B	29,000	673,784
Troax Group AB	7,112	232,433
Vitrolife AB	7,799	324,284
Volvo AB Class A	24,675	612,248
Volvo AB Class B (c)	176,576	4,251,212
Wallenstam AB Class B	18,651	295,288
Wihlborgs Fastigheter AB	17,047	370,156
Xvivo Perfusion AB (b)	4,152	169,922
		101,729,894
SWITZERLAND — 5.4%
ABB, Ltd.	224,420	7,621,078
Adecco Group AG	19,206	1,306,095
Alcon, Inc.	61,931	4,340,228
Allreal Holding AG	1,651	325,431
ALSO Holding AG	874	251,984
APG SGA SA (b)	139	34,135
Arbonia AG	6,222	119,008
Aryzta AG (b)	102,583	140,055
Ascom Holding AG (b)	3,750	61,990
Autoneum Holding AG (b)	289	53,995
Bachem Holding AG Class B	593	351,559
Baloise Holding AG	5,597	873,746
Banque Cantonale Vaudoise	3,466	311,597
Barry Callebaut AG	440	1,023,422
Basilea Pharmaceutica AG (c)	1,356	66,307
Belimo Holding AG	1,140	521,686
Bell Food Group AG	199	61,034
BKW AG	2,430	253,161
Bobst Group SA (b)	1,422	113,840
Bossard Holding AG Class A	975	297,980
Bucher Industries AG	786	411,388
Security Description	Shares	Value
Burckhardt Compression Holding AG (c)	438	$ 177,456
Burkhalter Holding AG	433	31,385
Bystronic AG	173	233,948
Cembra Money Bank AG	3,472	389,513
Chocoladefabriken Lindt & Spruengli AG (e)	128	1,274,669
Chocoladefabriken Lindt & Spruengli AG (e)	13	1,362,796
Cie Financiere Richemont SA	64,695	7,835,349
Clariant AG	26,741	532,303
Coltene Holding AG	945	128,201
Comet Holding AG	901	248,071
Credit Suisse Group AG	301,108	3,157,179
Daetwyler Holding AG	907	306,634
DKSH Holding AG	3,979	304,769
dormakaba Holding AG	543	370,381
Dufry AG (b)	6,992	414,520
EFG International AG	8,065	66,223
Emmi AG	283	290,547
EMS-Chemie Holding AG	993	976,510
Flughafen Zurich AG (b)	2,631	435,488
Forbo Holding AG	145	274,831
Galenica AG (d)	6,197	437,782
GAM Holding AG (b)	19,107	41,548
Geberit AG	4,642	3,485,204
Georg Fischer AG	577	857,057
Givaudan SA	1,135	5,283,610
Gurit Holding AG	85	185,752
Helvetia Holding AG	4,633	498,711
Holcim, Ltd. (e)	56,748	3,407,274
Holcim, Ltd. (e)	8,321	498,328
Huber + Suhner AG	1,498	126,569
Idorsia, Ltd. (b) (c)	13,857	381,373
Implenia AG (b)	1,966	51,216
Inficon Holding AG	220	254,665
Interroll Holding AG	79	313,658
Intershop Holding AG	132	86,824
IWG PLC (b)	86,804	360,466
Julius Baer Group, Ltd.	28,702	1,874,860
Kardex Holding AG	794	183,822
Komax Holding AG (b)	565	142,786
Kuehne + Nagel International AG	6,898	2,362,641
Landis+Gyr Group AG	2,261	158,014
LEM Holding SA	58	121,729
Leonteq AG	942	56,356
Logitech International SA	21,454	2,601,821
Lonza Group AG	9,229	6,547,713
Medacta Group SA (b) (d)	1,306	171,524
Medartis Holding AG (b) (d)	425	39,219
Mediclinic International PLC (b)	45,822	188,130
Metall Zug AG Class B	20	45,005

See accompanying notes to financial statements.
146

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Meyer Burger Technology AG (b)	231,890	$ 142,869
Mobilezone Holding AG	8,564	100,802
Mobimo Holding AG	878	288,756
Molecular Partners AG (b) (c)	1,967	40,091
Nestle SA	357,062	44,507,690
Novartis AG	275,183	25,102,429
OC Oerlikon Corp. AG	26,781	297,261
Orior AG	1,109	100,300
Partners Group Holding AG	2,813	4,265,072
Peach Property Group AG	938	55,812
PSP Swiss Property AG	6,151	781,893
Relief Therapeutics Holding, Inc. (b) (c)	195,898	42,386
Rieter Holding AG (b)	687	134,375
Roche Holding AG Bearer Shares	4,186	1,701,843
Roche Holding AG	87,073	32,833,120
Schindler Holding AG (e)	5,046	1,544,889
Schindler Holding AG (e)	2,812	822,594
Schweiter Technologies AG	124	181,905
Sensirion Holding AG (b) (d)	883	70,881
SFS Group AG	2,234	321,681
SGS SA	769	2,374,345
Siegfried Holding AG (b)	451	423,262
SIG Combibloc Group AG	43,328	1,178,413
Sika AG	17,572	5,750,560
Sonova Holding AG	7,015	2,641,013
St Galler Kantonalbank AG	309	137,393
Stadler Rail AG (c)	5,519	242,887
STMicroelectronics NV	84,209	3,056,323
Straumann Holding AG	1,333	2,127,089
Sulzer AG	2,169	299,884
Swatch Group AG (e)	3,502	1,202,504
Swatch Group AG (e)	6,411	423,424
Swiss Life Holding AG	3,892	1,893,053
Swiss Prime Site AG	9,245	918,149
Swiss Steel Holding AG (b)	113,731	55,368
Swisscom AG	3,330	1,902,857
Swissquote Group Holding SA	1,366	206,596
Tecan Group AG	1,488	737,923
Temenos AG	8,804	1,415,345
TX Group AG (b)	274	25,463
u-blox Holding AG	976	71,800
UBS Group AG	454,365	6,960,360
Valiant Holding AG	1,670	165,672
Valora Holding AG (b)	403	84,842
VAT Group AG (d)	3,293	1,095,826
Security Description	Shares	Value
Vetropack Holding AG	2,150	$ 129,789
Vifor Pharma AG	6,042	782,744
Vontobel Holding AG	3,766	293,751
VZ Holding AG	1,500	127,225
V-ZUG Holding AG (b)	233	35,895
Ypsomed Holding AG (c)	343	53,509
Zehnder Group AG	1,784	170,226
Zur Rose Group AG (b)	1,188	455,613
Zurich Insurance Group AG	18,553	7,450,504
		226,340,405
TAIWAN — 4.3%
AcBel Polytech, Inc.	136,000	126,909
Accton Technology Corp.	61,000	723,571
Acer, Inc.	349,000	367,006
ADATA Technology Co., Ltd.	43,000	172,077
Adimmune Corp. (b)	32,000	61,559
Advanced Ceramic X Corp.	8,000	144,998
Advanced Wireless Semiconductor Co.	14,000	78,134
Advantech Co., Ltd.	45,514	563,565
Alchip Technologies, Ltd.	8,000	175,433
AmTRAN Technology Co., Ltd. (b)	189,000	118,030
Andes Technology Corp.	4,000	72,355
AP Memory Technology Corp.	4,000	91,018
Apex International Co., Ltd.	15,000	32,571
Arcadyan Technology Corp.	25,487	97,420
Ardentec Corp.	43,000	69,757
ASE Technology Holding Co., Ltd.	405,325	1,629,301
Asia Cement Corp.	263,000	478,568
Asia Optical Co., Inc. (b)	27,000	89,152
Asia Pacific Telecom Co., Ltd. (b)	276,000	86,279
Asia Polymer Corp.	43,000	54,015
Asia Vital Components Co., Ltd. (b)	29,000	83,995
ASMedia Technology, Inc.	4,000	193,091
ASPEED Technology, Inc.	3,000	216,420
Asustek Computer, Inc. (b)	85,000	1,133,333
AU Optronics Corp.	1,003,000	815,359
AURAS Technology Co., Ltd.	7,000	47,232
BES Engineering Corp.	141,000	45,241
Bizlink Holding, Inc.	14,000	130,139
Brighton-Best International Taiwan, Inc. (b)	68,000	100,063

See accompanying notes to financial statements.
147

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Capital Securities Corp.	222,000	$ 135,052
Career Technology MFG. Co., Ltd. (b)	61,200	68,531
Catcher Technology Co., Ltd.	86,000	561,759
Cathay Financial Holding Co., Ltd.	966,523	1,869,739
Cathay Real Estate Development Co., Ltd.	63,000	44,770
Center Laboratories, Inc.	29,000	72,650
Century Iron & Steel Industrial Co., Ltd.	13,000	62,521
Chailease Holding Co., Ltd.	149,079	1,083,481
Chang Hwa Commercial Bank, Ltd.	626,649	363,226
Chang Wah Electromaterials, Inc.	39,000	46,191
Chang Wah Technology Co., Ltd.	62,000	165,111
Charoen Pokphand Enterprise	17,000	49,177
Cheng Loong Corp.	121,000	210,624
Cheng Shin Rubber Industry Co., Ltd.	207,000	347,322
Cheng Uei Precision Industry Co., Ltd.	59,000	89,466
Chicony Electronics Co., Ltd.	62,491	180,324
Chicony Power Technology Co., Ltd.	16,000	41,576
Chilisin Electronics Corp.	24,000	86,999
China Airlines, Ltd. (b)	434,000	296,732
China Bills Finance Corp.	81,000	47,096
China Development Financial Holding Corp.	1,636,000	772,127
China General Plastics Corp.	137,550	186,856
China Life Insurance Co., Ltd.	236,670	223,823
China Man-Made Fiber Corp. (b)	267,000	106,369
China Motor Corp. (b)	26,000	71,666
China Petrochemical Development Corp.	396,000	198,267
China Steel Chemical Corp. (b)	20,000	82,189
China Steel Corp.	1,443,000	2,050,886
Chin-Poon Industrial Co., Ltd.	91,000	106,473
Chipbond Technology Corp. (b)	67,000	173,136
ChipMOS Techinologies, Inc.	67,000	114,462
Chong Hong Construction Co., Ltd.	18,000	51,166
Chroma ATE, Inc.	38,000	261,175
Security Description	Shares	Value
Chung Hung Steel Corp. (b)	220,000	$ 483,230
Chung Hwa Pulp Corp. (b)	235,000	242,907
Chung-Hsin Electric & Machinery Manufacturing Corp.	34,000	61,990
Chunghwa Precision Test Tech Co., Ltd.	3,000	70,094
Chunghwa Telecom Co., Ltd.	472,000	1,931,198
Cleanaway Co., Ltd.	14,000	83,410
Clevo Co.	43,000	46,762
CMC Magnetics Corp. (b)	128,000	46,629
Compal Electronics, Inc.	503,000	403,483
Compeq Manufacturing Co., Ltd.	109,000	164,307
Coretronic Corp. (b)	42,000	92,404
Co-Tech Development Corp.	25,000	73,127
CSBC Corp. Taiwan (b)	62,000	61,972
CTBC Financial Holding Co., Ltd.	2,246,009	1,829,858
CTCI Corp. (b)	72,000	101,297
Cub Elecparts, Inc.	6,000	44,468
Darfon Electronics Corp.	24,000	39,537
Delta Electronics, Inc.	241,630	2,627,686
Dynapack International Technology Corp.	16,000	64,029
E Ink Holdings, Inc.	99,000	265,066
E.Sun Financial Holding Co., Ltd.	1,405,909	1,327,067
Eclat Textile Co., Ltd.	22,182	522,257
Egis Technology, Inc.	8,000	47,088
EirGenix, Inc. (b)	18,000	95,289
Elan Microelectronics Corp.	44,000	307,151
Elite Material Co., Ltd.	30,000	234,724
Elite Semiconductor Microelectronics Technology, Inc.	103,000	602,566
eMemory Technology, Inc.	7,000	335,397
Ennoconn Corp.	6,000	47,160
ENNOSTAR, Inc. (b)	74,000	208,488
Episil Holdings, Inc. (b)	28,000	78,686
Eternal Materials Co., Ltd.	79,000	114,832
Eva Airways Corp.	323,121	233,679
Ever Supreme Bio Technology Co., Ltd. (b)	3,000	44,738
Evergreen International Storage & Transport Corp.	59,000	105,030
Evergreen Marine Corp. Taiwan, Ltd. (b)	369,683	2,613,820

See accompanying notes to financial statements.
148

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Everlight Electronics Co., Ltd.	90,000	$ 170,229
Far Eastern Department Stores, Ltd.	83,000	67,770
Far Eastern International Bank	187,005	71,144
Far Eastern New Century Corp.	341,620	392,350
Far EasTone Telecommunications Co., Ltd.	183,000	424,291
Faraday Technology Corp.	37,000	101,057
Farglory Land Development Co., Ltd.	25,000	47,824
Feng Hsin Steel Co., Ltd.	39,000	113,798
Feng TAY Enterprise Co., Ltd.	53,560	470,002
Firich Enterprises Co., Ltd. (b)	62,328	80,867
First Financial Holding Co., Ltd.	1,234,563	1,005,817
Fitipower Integrated Technology, Inc.	11,000	121,400
FLEXium Interconnect, Inc.	34,000	164,738
FocalTech Systems Co., Ltd.	19,000	154,114
Formosa Chemicals & Fibre Corp.	437,000	1,328,449
Formosa Petrochemical Corp.	147,000	561,884
Formosa Plastics Corp.	475,000	1,755,944
Formosa Sumco Technology Corp.	8,000	54,266
Formosa Taffeta Co., Ltd.	76,000	88,922
Foxconn Technology Co., Ltd.	131,180	309,324
Foxsemicon Integrated Technology, Inc.	19,000	162,638
Fubon Financial Holding Co., Ltd.	813,000	2,156,328
Fulgent Sun International Holding Co., Ltd.	12,000	48,668
Fusheng Precision Co., Ltd.	9,000	67,672
General Interface Solution Holding, Ltd.	29,000	128,542
Genius Electronic Optical Co., Ltd.	8,396	169,954
Getac Technology Corp.	34,000	67,115
Giant Manufacturing Co., Ltd.	37,000	422,952
Gigabyte Technology Co., Ltd.	58,000	223,777
Global Mixed Mode Technology, Inc.	7,000	59,040
Global Unichip Corp.	8,000	118,582
Security Description	Shares	Value
Globalwafers Co., Ltd.	27,000	$ 890,552
Gold Circuit Electronics, Ltd. (b)	36,000	86,439
Goldsun Building Materials Co., Ltd.	90,715	82,535
Gourmet Master Co., Ltd.	10,000	61,193
Grand Pacific Petrochemical (b)	88,000	94,593
Grape King Bio, Ltd.	19,000	117,631
Great Wall Enterprise Co., Ltd.	52,000	112,165
Greatek Electronics, Inc.	29,000	82,017
Gudeng Precision Industrial Co., Ltd.	5,375	52,086
Hannstar Board Corp.	33,000	56,377
HannStar Display Corp. (b)	325,000	257,784
Highwealth Construction Corp.	80,190	125,627
Hiwin Technologies Corp.	33,805	479,245
Holtek Semiconductor, Inc. (b)	33,000	118,439
Holy Stone Enterprise Co., Ltd.	18,000	93,674
Hon Hai Precision Industry Co., Ltd.	1,550,320	6,231,883
Hota Industrial Manufacturing Co., Ltd. (b)	26,841	103,559
Hotai Finance Co., Ltd.	18,000	56,011
Hotai Motor Co., Ltd.	36,000	793,324
Hsin Kuang Steel Co., Ltd. (b)	28,000	80,194
HTC Corp. (b)	120,000	169,260
Hua Nan Financial Holdings Co., Ltd.	1,019,476	675,077
Huaku Development Co., Ltd.	35,000	106,774
Hung Sheng Construction, Ltd.	78,080	54,505
IBF Financial Holdings Co., Ltd.	395,636	234,293
IEI Integration Corp.	41,000	73,428
Innodisk Corp.	7,000	47,860
Innolux Corp.	1,060,000	789,412
International CSRC Investment Holdings Co.	70,000	67,456
International Games System Co., Ltd.	9,000	271,332
Inventec Corp.	291,000	274,159
ITE Technology, Inc. (b)	18,000	78,493
ITEQ Corp.	25,188	128,822
Jentech Precision Industrial Co., Ltd.	6,000	65,034
Jih Sun Financial Holdings Co., Ltd.	137,000	63,675

See accompanying notes to financial statements.
149

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kenda Rubber Industrial Co., Ltd.	56,000	$ 81,400
Kerry TJ Logistics Co., Ltd.	23,000	57,123
Kindom Development Co., Ltd.	33,000	46,310
King Slide Works Co., Ltd.	5,000	70,435
King Yuan Electronics Co., Ltd. (b)	119,000	191,767
King's Town Bank Co., Ltd.	72,000	102,977
Kinpo Electronics	141,000	65,534
Kinsus Interconnect Technology Corp.	28,000	135,666
KMC Kuei Meng International, Inc.	6,000	50,283
Kung Long Batteries Industrial Co., Ltd.	19,000	102,629
Land Mark Optoelectronics Corp.	8,000	76,088
Largan Precision Co., Ltd.	13,000	1,446,389
Lien Hwa Industrial Holdings Corp.	69,600	124,899
Lite-On Technology Corp.	248,419	513,555
Longchen Paper & Packaging Co., Ltd.	75,000	78,331
Lotes Co., Ltd.	8,000	167,681
Machvision, Inc.	4,000	37,183
Macronix International Co., Ltd.	215,000	352,642
Makalot Industrial Co., Ltd.	44,077	433,454
MediaTek, Inc.	188,000	6,491,018
Medigen Vaccine Biologics Corp. (b)	15,000	132,974
Medtecs International Corp., Ltd.	45,200	28,750
Mega Financial Holding Co., Ltd.	1,330,601	1,568,784
Mercuries Life Insurance Co., Ltd. (b)	134,000	44,919
Merida Industry Co., Ltd.	22,000	247,142
Merry Electronics Co., Ltd.	23,000	87,088
Microbio Co., Ltd. (b)	32,000	70,633
Micro-Star International Co., Ltd.	81,000	457,874
Mitac Holdings Corp.	76,160	75,442
momo.com, Inc.	5,000	338,268
Motech Industries, Inc. (b)	37,000	46,279
Namchow Holdings Co., Ltd.	43,000	78,862
Nan Kang Rubber Tire Co., Ltd.	67,000	92,339
Nan Ya Plastics Corp.	641,000	1,914,085
Security Description	Shares	Value
Nan Ya Printed Circuit Board Corp.	30,000	$ 419,381
Nantex Industry Co., Ltd.	69,000	355,370
Nanya Technology Corp.	145,000	414,769
Nien Made Enterprise Co., Ltd.	17,000	252,293
Novatek Microelectronics Corp.	72,000	1,289,475
Nuvoton Technology Corp.	18,000	51,876
OBI Pharma, Inc. (b)	13,000	52,956
Oneness Biotech Co., Ltd. (b)	25,000	208,165
Oriental Union Chemical Corp.	62,000	48,955
Pan Jit International, Inc.	62,000	191,813
Pan-International Industrial Corp.	108,000	154,272
PChome Online, Inc.	17,000	66,810
Pegatron Corp.	230,000	567,932
Pegavision Corp.	3,000	65,034
PharmaEssentia Corp. (b)	20,386	63,508
Phison Electronics Corp.	22,000	379,004
Pixart Imaging, Inc.	12,000	84,630
Pou Chen Corp.	277,000	390,708
Powertech Technology, Inc.	87,000	335,666
Poya International Co., Ltd. (b)	5,000	97,443
President Chain Store Corp.	70,000	660,745
President Securities Corp.	83,000	79,686
Primax Electronics, Ltd.	35,000	71,602
Prince Housing & Development Corp.	113,000	48,262
Qisda Corp.	171,000	189,028
Quanta Computer, Inc.	348,000	1,092,867
Radiant Opto-Electronics Corp.	45,000	196,232
Radium Life Tech Co., Ltd.	184,000	72,312
Realtek Semiconductor Corp.	59,000	1,069,358
Rexon Industrial Corp., Ltd.	15,000	42,476
RichWave Technology Corp.	9,000	156,501
Ruentex Development Co., Ltd.	116,041	235,726
Ruentex Industries, Ltd.	47,400	149,536
Run Long Construction Co., Ltd.	20,000	40,915
Sanyang Motor Co., Ltd.	55,000	59,614
SDI Corp.	35,000	157,649
Sea, Ltd. ADR (b)	1,900	521,740

See accompanying notes to financial statements.
150

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sensortek Technology Corp.	2,000	$ 50,247
Sercomm Corp.	27,000	66,670
Shanghai Commercial & Savings Bank, Ltd.	423,649	688,026
Shin Kong Financial Holding Co., Ltd.	1,329,988	454,905
Shin Zu Shing Co., Ltd. (b)	18,742	78,701
Shining Building Business Co., Ltd. (b)	188,000	80,632
Shinkong Synthetic Fibers Corp.	122,000	99,614
Sigurd Microelectronics Corp. (b)	67,078	134,818
Simplo Technology Co., Ltd.	21,000	270,579
Sinbon Electronics Co., Ltd.	27,000	265,518
Sino-American Silicon Products, Inc.	59,000	408,686
SinoPac Financial Holdings Co., Ltd. (b)	1,182,281	583,450
Sitronix Technology Corp.	12,000	134,805
Soft-World International Corp.	32,000	120,018
Solar Applied Materials Technology Co.	42,205	70,361
Sonix Technology Co., Ltd.	17,000	57,353
Sporton International, Inc.	11,000	94,751
St Shine Optical Co., Ltd.	6,000	73,432
Standard Foods Corp.	51,417	99,835
Sunny Friend Environmental Technology Co., Ltd.	8,000	60,296
Sunonwealth Electric Machine Industry Co., Ltd.	23,000	37,312
Sunplus Technology Co., Ltd.	58,000	66,092
Supreme Electronics Co., Ltd.	134,893	194,866
Swancor Holding Co., Ltd.	8,000	35,173
Syncmold Enterprise Corp.	28,000	83,812
Synnex Technology International Corp.	154,550	282,336
Systex Corp.	16,000	51,912
TA Chen Stainless Pipe	208,420	445,078
Taichung Commercial Bank Co., Ltd.	240,356	100,067
TaiDoc Technology Corp. (b)	5,000	40,915
Security Description	Shares	Value
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	$ 85,696
TaiMed Biologics, Inc. (b)	15,000	35,693
Tainan Spinning Co., Ltd.	115,000	121,965
Taishin Financial Holding Co., Ltd.	1,185,330	648,767
Taiwan Business Bank	713,232	241,904
Taiwan Cement Corp.	588,504	1,077,208
Taiwan Cogeneration Corp.	134,000	186,121
Taiwan Cooperative Financial Holding Co., Ltd.	1,160,182	884,840
Taiwan Fertilizer Co., Ltd.	111,000	234,649
Taiwan Glass Industry Corp. (b)	109,000	146,311
Taiwan High Speed Rail Corp.	226,000	242,527
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	278,758
Taiwan Mask Corp.	23,000	69,010
Taiwan Mobile Co., Ltd.	200,000	732,167
Taiwan Paiho, Ltd.	32,000	117,147
Taiwan Secom Co., Ltd. (b)	24,000	81,055
Taiwan Semiconductor Co., Ltd.	23,000	55,390
Taiwan Semiconductor Manufacturing Co., Ltd.	3,061,000	65,367,250
Taiwan Shin Kong Security Co., Ltd.	33,000	46,073
Taiwan Styrene Monomer	154,000	119,386
Taiwan Surface Mounting Technology Corp.	30,000	130,283
Taiwan TEA Corp. (b)	161,000	127,124
Taiwan Union Technology Corp.	21,000	87,806
Tanvex BioPharma, Inc. (b)	15,000	31,171
TCI Co., Ltd.	7,000	64,567
Teco Electric and Machinery Co., Ltd.	191,000	227,589
Test Research, Inc.	44,000	94,119
Thinking Electronic Industrial Co., Ltd.	26,000	185,698
Ton Yi Industrial Corp. (b)	184,000	103,681
Tong Hsing Electronic Industries, Ltd.	13,599	103,716
Tong Yang Industry Co., Ltd.	58,000	75,148
Topco Scientific Co., Ltd.	22,000	98,699
Topkey Corp.	8,000	45,079
TPK Holding Co., Ltd. (b)	33,000	55,192
Transcend Information, Inc.	21,000	55,699
Tripod Technology Corp.	44,000	213,190

See accompanying notes to financial statements.
151

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
TSEC Corp. (b)	40,000	$ 50,103
TSRC Corp.	58,000	74,835
TTY Biopharm Co., Ltd.	22,000	68,852
Tung Ho Steel Enterprise Corp.	68,000	128,129
Tung Thih Electronic Co., Ltd. (b)	8,000	73,504
TXC Corp.	39,000	176,366
U-Ming Marine Transport Corp.	67,000	214,256
Unimicron Technology Corp.	145,000	671,332
Union Bank Of Taiwan	158,000	66,347
Uni-President Enterprises Corp.	590,880	1,552,352
Unitech Printed Circuit Board Corp.	61,000	48,275
United Integrated Services Co., Ltd.	18,000	137,281
United Microelectronics Corp.	1,443,000	2,750,051
United Renewable Energy Co., Ltd. (b)	273,450	128,567
Universal Vision Biotechnology Co., Ltd.	5,000	61,911
UPC Technology Corp.	80,000	78,098
USI Corp.	244,000	324,895
Vanguard International Semiconductor Corp.	105,000	444,684
Via Technologies, Inc. (b)	23,000	46,722
Visual Photonics Epitaxy Co., Ltd.	20,000	96,187
Voltronic Power Technology Corp.	7,200	347,564
Wafer Works Corp.	50,000	109,646
Wah Lee Industrial Corp.	18,000	53,168
Walsin Lihwa Corp.	328,000	344,922
Walsin Technology Corp.	34,000	277,613
Wan Hai Lines, Ltd.	68,000	783,419
Win Semiconductors Corp.	39,000	524,899
Winbond Electronics Corp.	403,000	504,066
Wisdom Marine Lines Co., Ltd.	48,000	190,363
Wistron Corp.	341,842	380,336
Wistron NeWeb Corp.	36,000	98,197
Wiwynn Corp.	9,000	322,046
WPG Holdings, Ltd.	191,480	351,176
WT Microelectronics Co., Ltd.	37,000	71,311
XinTec, Inc. (b)	17,000	103,114
Xxentria Technology Materials Corp.	32,000	84,070
Yageo Corp.	43,962	875,690
Yang Ming Marine Transport Corp. (b)	192,000	1,257,604
Security Description	Shares	Value
YC INOX Co., Ltd.	86,531	$ 133,543
YFY, Inc.	119,000	195,184
Yieh Phui Enterprise Co., Ltd. (b)	104,000	124,109
Yuanta Financial Holding Co., Ltd. (b)	1,187,142	1,144,002
Yulon Finance Corp.	22,000	112,517
Yulon Motor Co., Ltd. (b)	71,205	108,868
Zhen Ding Technology Holding, Ltd.	82,000	309,018
		177,896,567
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	50,106	931,639
THAILAND — 0.5%
Advanced Info Service PCL	143,000	762,964
AEON Thana Sinsap Thailand PCL	10,400	61,654
Airports of Thailand PCL	509,100	984,842
Amata Corp. PCL	98,300	56,128
AP Thailand PCL	621,274	161,861
Asia Aviation PCL NVDR (b) (c)	705,600	62,084
Asset World Corp. PCL (b)	914,400	123,822
B Grimm Power PCL	246,100	322,502
Bangchak Corp. PCL	98,500	75,911
Bangkok Bank PCL	75,496	266,179
Bangkok Chain Hospital PCL	162,000	117,267
Bangkok Commercial Asset Management PCL	166,700	96,743
Bangkok Dusit Medical Services PCL Class F	1,078,800	774,178
Bangkok Expressway & Metro PCL	782,100	198,880
Bangkok Land PCL	1,469,600	50,439
Bangkok Life Assurance PCL NVDR	60,300	55,032
Banpu PCL (c)	751,400	365,736
Banpu Power PCL	91,700	50,929
Berli Jucker PCL	104,700	113,520
BTS Group Holdings PCL	909,400	265,301
Bumrungrad Hospital PCL	69,400	278,250
Central Pattana PCL	281,500	461,115
Central Plaza Hotel PCL (b)	56,800	58,484
Central Retail Corp. PCL	184,325	192,664
CH Karnchang PCL	146,300	85,817
Charoen Pokphand Foods PCL	521,300	431,028

See accompanying notes to financial statements.
152

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Chularat Hospital PCL Class F	887,900	$ 110,260
Com7 PCL Class F	84,500	183,896
CP ALL PCL	695,900	1,302,777
Delta Electronics Thailand PCL	33,600	605,953
Dohome PCL	84,600	66,651
Eastern Polymer Group PCL Class F	280,400	96,237
Electricity Generating PCL	29,200	159,438
Energy Absolute PCL	170,713	324,914
GFPT PCL	131,000	47,005
Global Power Synergy PCL Class F	74,500	169,688
Gulf Energy Development PCL	352,620	376,825
Gunkul Engineering PCL	705,600	103,914
Hana Microelectronics PCL	82,100	182,516
Home Product Center PCL	711,300	319,586
Indorama Ventures PCL	175,900	223,648
Intouch Holdings PCL Class F	294,500	597,270
IRPC PCL	971,500	116,398
Jasmine International PCL	363,100	32,855
Jay Mart PCL	49,300	52,300
JMT Network Services PCL Class F	46,900	63,655
KCE Electronics PCL	77,000	184,992
Kiatnakin Phatra Bank PCL	25,400	44,183
Krung Thai Bank PCL	364,900	121,823
Krungthai Card PCL	93,000	194,415
Land & Houses PCL	855,300	212,157
Major Cineplex Group PCL (b)	75,245	55,876
MBK PCL (b)	118,664	49,613
Minor International PCL (b)	367,650	344,134
MK Restaurants Group PCL	80,900	131,888
Muangthai Capital PCL	89,200	160,031
Origin Property PCL Class F	286,100	79,447
Osotspa PCL	84,700	99,764
Plan B Media PCL Class F	267,000	51,651
PTG Energy PCL	109,300	63,090
PTT Exploration & Production PCL	167,000	609,641
PTT Global Chemical PCL	293,100	539,560
PTT Oil & Retail Business PCL	348,900	332,026
PTT PCL	1,373,300	1,681,810
Security Description	Shares	Value
Quality Houses PCL	981,000	$ 69,787
Ratch Group PCL	95,900	136,893
Ratchthani Leasing PCL	447,000	68,340
Sansiri PCL	1,966,900	81,622
SCG Packaging PCL	115,700	223,819
Siam Cement PCL	93,465	1,259,809
Siam Commercial Bank PCL	191,100	584,331
Siamgas & Petrochemicals PCL (c)	242,200	86,905
Singha Estate PCL (b)	705,600	45,792
Sino-Thai Engineering & Construction PCL	104,500	44,343
SPCG PCL	112,855	66,199
Sri Trang Agro-Industry PCL	86,400	109,179
Sri Trang Gloves Thailand PCL	169,000	220,148
Srisawad Corp. PCL	84,900	182,118
Star Petroleum Refining PCL (b)	208,500	63,103
Supalai PCL	161,300	103,675
Super Energy Corp. PCL	3,551,400	103,052
Thai Oil PCL	117,200	199,295
Thai Union Group PCL Class F	372,800	230,310
Thai Vegetable Oil PCL	83,600	85,426
Thonburi Healthcare Group PCL	111,000	96,108
Tipco Asphalt PCL	85,400	51,160
Tisco Financial Group PCL	54,200	149,663
TQM Corp. PCL	18,600	70,512
True Corp. PCL (c)	1,001,312	99,350
TTW PCL	175,800	64,177
VGI PCL	744,300	140,500
Vinythai PCL	85,300	99,805
WHA Corp. PCL	1,082,500	108,081
		21,408,719
TURKEY — 0.1%
Akbank T.A.S.	288,939	175,608
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	58,984
Aselsan Elektronik Sanayi Ve Ticaret A/S	88,368	149,730
BIM Birlesik Magazalar A/S	61,724	441,571
Coca-Cola Icecek A/S	7,067	63,247
Eldorado Gold Corp. (b)	21,500	213,733
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	34,088
Eregli Demir ve Celik Fabrikalari TAS	122,270	253,336
Ford Otomotiv Sanayi A/S	6,094	119,390

See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Haci Omer Sabanci Holding A/S	140,790	$ 144,072
KOC Holding A/S	71,562	150,991
Koza Altin Isletmeleri A/S (b)	8,941	120,517
Migros Ticaret A/S (b)	17,677	66,130
Petkim Petrokimya Holding A/S (b)	532,531	320,591
TAV Havalimanlari Holding A/S (b)	12,185	33,269
Tekfen Holding A/S	45,605	77,273
Turk Hava Yollari AO (b)	85,741	131,955
Turkcell Iletisim Hizmetleri A/S	100,945	187,075
Turkiye Garanti Bankasi A/S	329,673	314,968
Turkiye Is Bankasi A/S Class C	164,039	96,299
Turkiye Petrol Rafinerileri AS (b)	12,883	140,508
Turkiye Sise ve Cam Fabrikalari A/S	117,520	103,350
Ulker Biskuvi Sanayi A/S	14,252	34,024
Yapi ve Kredi Bankasi A/S	273,794	68,074
		3,498,783
UKRAINE — 0.0%
Ferrexpo PLC	48,387	285,960
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	319,582	597,724
Abu Dhabi Islamic Bank PJSC	166,833	248,899
Abu Dhabi National Oil Co. for Distribution PJSC	237,788	280,310
Air Arabia PJSC (b)	303,107	109,751
Aldar Properties PJSC	442,425	460,113
Amanat Holdings PJSC (b)	296,164	77,404
Dana Gas PJSC	290,758	66,097
Dubai Investments PJSC	239,259	110,733
Dubai Islamic Bank PJSC	207,874	272,777
Emaar Development PJSC (b)	40,037	40,330
Emaar Properties PJSC	402,874	456,272
Emirates NBD Bank PJSC	290,148	1,046,639
Emirates Telecommunications Group Co. PJSC	198,593	1,189,455
First Abu Dhabi Bank PJSC	514,263	2,338,100
National Central Cooling Co. PJSC	150,191	115,307
Security Description	Shares	Value
Network International Holdings PLC (b) (d)	53,799	$ 271,791
		7,681,702
UNITED KINGDOM — 7.6%
3i Group PLC	123,304	1,998,069
888 Holdings PLC	47,272	250,636
A.G. Barr PLC (b)	16,160	115,640
AB Dynamics PLC (c)	2,636	74,651
Abcam PLC (b)	25,971	495,470
Admiral Group PLC	23,271	1,010,725
Advanced Medical Solutions Group PLC	26,844	105,318
Aggreko PLC	28,324	337,285
Airtel Africa PLC (d)	81,639	86,897
AJ Bell PLC	33,041	198,006
Alliance Pharma PLC	64,517	88,414
Alpha FX Group PLC	2,831	60,032
AO World PLC (b)	26,609	93,000
Argo Blockchain PLC (b)	44,352	74,137
Arrow Global Group PLC (b)	19,524	82,398
Ascential PLC (b)	41,671	239,476
Ashmore Group PLC	56,656	301,330
Ashtead Group PLC	55,367	4,102,749
ASOS PLC (b)	9,035	619,078
Associated British Foods PLC	43,900	1,343,908
Assura PLC REIT	355,578	363,743
Aston Martin Lagonda Global Holdings PLC (b) (d)	7,558	196,030
AstraZeneca PLC	163,117	19,566,099
Auction Technology Group PLC (b)	6,115	97,316
Auto Trader Group PLC (b) (d)	127,495	1,115,595
Avacta Group PLC (b)	27,428	66,914
AVEVA Group PLC	13,975	715,858
Aviva PLC	490,394	2,749,789
Avon Rubber PLC	3,300	119,258
B&M European Value Retail SA	110,144	872,172
Babcock International Group PLC (b)	22,867	91,610
BAE Systems PLC	401,286	2,893,741
Balfour Beatty PLC	75,884	321,409
Bank of Georgia Group PLC (b)	5,714	106,090
Barclays PLC	2,157,274	5,099,661
Barratt Developments PLC	122,877	1,180,091
Beazley PLC (b)	65,010	298,522
Bellway PLC	15,328	686,066
Berkeley Group Holdings PLC	16,479	1,046,048
Biffa PLC (b) (d)	34,869	156,552

See accompanying notes to financial statements.
154

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Big Yellow Group PLC REIT	20,589	$ 371,746
Blue Prism Group PLC (b) (c)	8,409	94,095
BMO Commercial Property Trust REIT	74,028	92,653
Bodycote PLC	21,971	256,928
boohoo Group PLC (b)	126,459	542,259
BP PLC	2,528,368	11,002,365
Breedon Group PLC (b)	164,941	245,631
Brewin Dolphin Holdings PLC	34,485	165,547
British American Tobacco PLC	281,613	10,892,961
British Land Co. PLC REIT	108,042	738,661
Britvic PLC	30,709	397,503
BT Group PLC (b)	1,099,862	2,947,645
Bunzl PLC	40,664	1,342,028
Burberry Group PLC (b)	50,301	1,435,629
Bytes Technology Group PLC (b)	26,358	168,589
Cairn Energy PLC	47,612	95,832
Capita PLC (b)	140,018	72,168
Capital & Counties Properties PLC REIT (b)	83,250	185,504
Central Asia Metals PLC	16,997	55,884
Centrica PLC (b)	670,057	476,340
Ceres Power Holdings PLC (b)	9,864	144,033
Chemring Group PLC	34,596	137,404
Civitas Social Housing PLC REIT	94,438	150,552
CK Hutchison Holdings, Ltd.	339,524	2,645,068
Clinigen Healthcare, Ltd.	15,294	130,782
Clipper Logistics PLC	7,177	79,813
Close Brothers Group PLC	17,414	364,457
CLS Holdings PLC	22,420	74,488
CMC Markets PLC (d)	21,347	135,653
CNH Industrial NV	130,633	2,157,230
Coats Group PLC	149,632	140,769
Coca-Cola Europacific Partners PLC (e)	11,838	695,477
Coca-Cola European Partners PLC (e)	13,700	812,684
Compass Group PLC (b)	221,667	4,660,698
Computacenter PLC	7,930	281,760
ContourGlobal PLC (d)	21,412	57,089
ConvaTec Group PLC (d)	189,146	628,678
Countryside Properties PLC (b) (d)	72,392	472,628
Craneware PLC	1,700	50,022
Cranswick PLC	6,537	358,512
Security Description	Shares	Value
Crest Nicholson Holdings PLC (b)	28,002	$ 162,238
Croda International PLC	17,813	1,813,101
Custodian Reit PLC	48,411	65,072
CVS Group PLC (b)	8,348	278,506
DCC PLC	11,893	972,303
Dechra Pharmaceuticals PLC	13,327	804,543
Derwent London PLC REIT	12,205	559,772
Diageo PLC	290,735	13,900,619
Dialog Semiconductor PLC (b)	9,052	703,772
Diploma PLC	14,295	573,477
Direct Line Insurance Group PLC	169,561	667,584
Dixons Carphone PLC (b)	135,517	243,747
Domino's Pizza Group PLC	46,932	251,946
dotdigital group PLC	32,796	104,657
Dr. Martens PLC (b)	54,543	335,301
Draper Esprit PLC (b)	14,260	178,083
Drax Group PLC	42,422	248,598
DS Smith PLC	180,596	1,042,595
Dunelm Group PLC	14,863	291,356
easyJet PLC (b)	23,226	287,102
Electrocomponents PLC	59,739	849,197
Elementis PLC (b)	57,380	119,456
EMIS Group PLC	9,755	154,975
Empiric Student Property PLC REIT (b)	78,997	93,961
Endeavour Mining PLC	22,574	485,278
Entain PLC (b)	75,399	1,818,112
Equiniti Group PLC (b) (d)	29,179	72,396
Ergomed PLC (b)	3,965	64,360
Essentra PLC	32,340	138,049
Eurasia Mining PLC (b)	194,764	53,515
Euromoney Institutional Investor PLC	11,681	164,272
Experian PLC	113,118	4,353,595
Fevertree Drinks PLC	12,008	426,821
First Derivatives PLC (b)	2,570	80,592
Firstgroup PLC (b)	134,961	152,696
FLEX LNG, Ltd.	7,577	109,624
Forterra PLC (d)	29,434	109,786
Frasers Group PLC (b)	19,990	166,381
Frontier Developments PLC (b)	5,571	177,779
Funding Circle Holdings PLC (b) (d)	129,936	271,045
Future PLC	14,106	610,325
Games Workshop Group PLC	4,008	631,201
Gamesys Group PLC	8,539	217,522

See accompanying notes to financial statements.
155

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Gamma Communications PLC	9,918	$ 272,654
GB Group PLC	23,172	264,250
GCP Student Living PLC REIT	70,906	157,704
Genuit Group PLC	25,209	213,129
Genus PLC	7,470	511,844
GlaxoSmithKline PLC	625,160	12,258,327
Go-Ahead Group PLC (b)	4,113	63,524
Grafton Group PLC	32,158	509,551
Grainger PLC	77,524	305,222
Great Portland Estates PLC REIT	31,129	305,107
Greatland Gold PLC (b) (c)	394,830	95,997
Greggs PLC (b)	13,700	491,126
Halfords Group PLC (b)	44,124	262,838
Halma PLC	48,901	1,818,562
Hammerson PLC REIT (c)	440,921	226,772
Harbour Energy PLC (b)	28,296	147,370
Hargreaves Lansdown PLC	43,504	954,967
Hays PLC (b)	193,071	423,015
Helical PLC	16,644	100,019
Hill & Smith Holdings PLC	8,788	181,374
Hiscox, Ltd. (b)	39,738	456,516
HomeServe PLC	36,489	481,646
Hotel Chocolat Group PLC (b)	15,284	75,800
Howden Joinery Group PLC	72,584	818,814
HSBC Holdings PLC	2,531,047	14,590,958
Hunting PLC	13,720	41,792
Ibstock PLC (d)	43,773	129,043
Ideagen PLC	16,804	62,445
IG Design Group PLC	11,749	86,022
IG Group Holdings PLC	44,995	526,481
IMI PLC	33,546	797,085
Imperial Brands PLC	119,076	2,561,227
Inchcape PLC	45,258	480,479
Indivior PLC (b)	116,804	249,461
Informa PLC (b)	193,267	1,339,215
IntegraFin Holdings PLC	32,975	234,600
InterContinental Hotels Group PLC (b)	22,338	1,484,310
Intermediate Capital Group PLC	35,498	1,041,582
Intertek Group PLC	20,562	1,570,817
iomart Group PLC	15,727	58,226
IP Group PLC	109,619	176,268
IQE PLC (b)	95,123	62,616
ITM Power PLC (b) (c)	41,473	260,912
ITV PLC (b)	437,161	758,217
J D Wetherspoon PLC (b)	9,697	157,804
Security Description	Shares	Value
J Sainsbury PLC	204,689	$ 768,562
JD Sports Fashion PLC	63,080	800,834
JET2 PLC (b) (c)	20,582	336,505
John Laing Group PLC (d)	70,494	389,341
John Wood Group PLC (b)	74,508	226,135
Johnson Matthey PLC	24,049	1,020,927
Johnson Service Group PLC (b)	54,408	131,834
Judges Scientific PLC	534	42,344
Jupiter Fund Management PLC	47,696	185,809
Just Group PLC (b)	106,609	137,187
Kainos Group PLC	12,651	257,782
Keller Group PLC	10,427	115,523
Kingfisher PLC	254,626	1,282,140
Lancashire Holdings, Ltd.	26,818	226,917
Land Securities Group PLC REIT	83,001	774,425
Learning Technologies Group PLC	57,069	148,294
Legal & General Group PLC	742,723	2,643,066
Liontrust Asset Management PLC	6,558	170,320
Lloyds Banking Group PLC	8,805,043	5,679,245
London Stock Exchange Group PLC	40,346	4,442,158
LondonMetric Property PLC REIT	115,980	370,750
LXI REIT PLC	81,938	150,773
M&G PLC	323,067	1,021,583
Man Group PLC	170,188	423,074
Marks & Spencer Group PLC (b)	235,710	476,873
Marshalls PLC	22,123	209,654
Marston's PLC (b)	55,445	67,365
Meggitt PLC (b)	94,268	600,605
Melrose Industries PLC	624,126	1,337,271
Micro Focus International PLC ADR	15,603	117,491
Micro Focus International PLC	27,764	209,800
Mitchells & Butlers PLC (b)	30,869	118,806
Mitie Group PLC (b)	176,377	165,686
Mondi PLC (e)	47,325	1,242,819
Mondi PLC (e)	15,186	399,890
Moneysupermarket.com Group PLC	59,348	210,377
Moonpig Group PLC (b)	18,827	111,525
Morgan Advanced Materials PLC	31,654	154,361
Morgan Sindall Group PLC	4,942	147,125
Naked Wines PLC (b)	7,158	79,800

See accompanying notes to financial statements.
156

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
National Express Group PLC (b)	80,953	$ 298,146
National Grid PLC	437,637	5,566,915
Natwest Group PLC	595,528	1,671,711
NCC Group PLC	31,770	129,033
Next PLC (b)	16,970	1,841,699
Ninety One PLC	40,079	121,918
Numis Corp. PLC	1,570	7,700
Ocado Group PLC (b)	61,994	1,715,402
On the Beach Group PLC (b) (d)	15,830	69,979
OSB Group PLC	52,042	333,585
Oxford Biomedica PLC (b)	16,489	296,123
Pagegroup PLC (b)	38,313	295,865
Paragon Banking Group PLC	29,516	207,748
Pearson PLC	90,003	1,031,978
Pennon Group PLC	51,269	804,224
Persimmon PLC	40,769	1,665,956
Petrofac, Ltd. (b)	14,738	22,437
Pets at Home Group PLC	57,539	362,462
Phoenix Group Holdings PLC	73,320	685,112
Picton Property Income, Ltd. REIT	95,313	114,553
Playtech PLC (b)	30,973	181,933
Polar Capital Holdings PLC	9,057	103,973
Premier Foods PLC (b)	54,995	83,266
Primary Health Properties PLC REIT	144,034	306,224
Provident Financial PLC (b)	25,086	80,400
Prudential PLC	324,262	6,152,618
PZ Cussons PLC	23,269	78,594
QinetiQ Group PLC	81,230	385,571
Quilter PLC (d)	210,171	431,882
Rank Group PLC (b)	31,507	73,036
Rathbone Brothers PLC	6,585	164,835
Reach PLC	36,256	137,736
Reckitt Benckiser Group PLC	88,570	7,827,052
Redde Northgate PLC	40,263	221,929
Redrow PLC	42,322	357,693
Regional REIT, Ltd. (d)	91,945	108,981
RELX PLC (e)	223,200	5,917,038
RELX PLC (e)	16,922	451,124
Renishaw PLC	4,188	284,994
Rentokil Initial PLC	236,772	1,619,089
Restaurant Group PLC (b)	136,741	242,171
Restore PLC (b)	14,057	75,734
Rightmove PLC	115,401	1,035,278
Rolls-Royce Holdings PLC (b)	1,073,257	1,466,638
Rotork PLC	100,435	472,291
Security Description	Shares	Value
Royal Mail PLC (b)	103,283	$ 823,836
RWS Holdings PLC	33,381	259,853
S4 Capital PLC (b)	28,600	248,119
Sabre Insurance Group PLC (d)	28,770	101,348
Safestore Holdings PLC REIT	23,762	310,862
Saga PLC (b)	12,850	70,616
Sage Group PLC	131,899	1,246,694
Sanne Group PLC	16,863	193,818
Savills PLC	14,803	235,170
Schroders PLC	14,907	723,442
Secure Income REIT PLC	33,683	176,819
Segro PLC REIT	150,715	2,278,807
Senior PLC (b)	31,367	65,648
Serco Group PLC	135,092	253,247
Serica Energy PLC	48,012	91,928
Severn Trent PLC	31,365	1,083,663
Shaftesbury PLC REIT	21,049	165,600
SIG PLC (b)	86,698	63,178
Smart Metering Systems PLC	13,920	167,107
Smith & Nephew PLC	108,085	2,333,032
Smiths Group PLC	47,826	1,050,501
Softcat PLC	13,183	323,439
Spectris PLC	14,024	627,313
Spirax-Sarco Engineering PLC	8,898	1,673,575
Spire Healthcare Group PLC (b) (d)	49,079	166,788
Spirent Communications PLC	65,382	222,553
SSE PLC	130,697	2,709,174
SSP Group PLC (b)	114,261	420,501
St James's Place PLC	69,615	1,420,426
St Modwen Properties PLC	24,503	188,543
Stagecoach Group PLC (b)	45,711	51,844
Standard Chartered PLC	337,141	2,147,077
Standard Life Aberdeen PLC	271,177	1,015,213
SThree PLC	15,499	98,812
Strix Group PLC	18,454	80,431
Subsea 7 SA	31,878	306,214
Sumo Group PLC (b)	13,613	68,735
Synthomer PLC	39,004	264,884
Tate & Lyle PLC	56,841	579,814
Taylor Wimpey PLC	439,762	965,636
TBC Bank Group PLC (b)	4,451	71,326
Team17 Group PLC (b)	10,609	106,694
Telecom Plus PLC	6,746	105,867
Tesco PLC	952,750	2,934,416
TORM PLC Class A	8,442	74,719
TP ICAP Group PLC	110,676	298,754
Trainline PLC (b) (c) (d)	60,301	244,577

See accompanying notes to financial statements.
157

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Travis Perkins PLC (b)	28,455	$ 663,932
Tritax Big Box REIT PLC	195,891	531,215
UK Commercial Property REIT, Ltd.	128,022	135,295
Ultra Electronics Holdings PLC	7,250	229,355
Unilever PLC	326,713	19,093,843
UNITE Group PLC REIT	41,393	614,139
United Utilities Group PLC	82,282	1,107,586
Vectura Group PLC	109,978	207,231
Vesuvius PLC	33,163	241,893
Victoria PLC (b)	10,073	148,894
Victrex PLC	10,691	376,021
Virgin Money UK PLC (b)	176,467	484,026
Vistry Group PLC	26,818	435,867
Vodafone Group PLC	3,334,461	5,589,396
Volex PLC	14,405	74,127
Warehouse Reit PLC	28,238	58,514
Watkin Jones PLC	28,675	85,168
Weir Group PLC (b)	31,658	809,515
WH Smith PLC (b)	15,059	334,620
Whitbread PLC (b)	26,257	1,132,435
Wickes Group PLC (b)	31,885	108,357
Wm Morrison Supermarkets PLC	299,433	1,020,479
Workspace Group PLC REIT	15,631	180,089
WPP PLC	155,406	2,091,468
Young & Co's Brewery PLC Class A (b)	2,735	61,586
		315,871,812
UNITED STATES — 0.9%
Argonaut Gold, Inc. (b)	31,500	75,551
Avast PLC (d)	92,960	628,999
Bausch Health Cos., Inc. (b)	41,500	1,219,228
Brookfield Renewable Corp. Class A	16,500	693,951
BRP, Inc.	5,200	407,333
Burford Capital, Ltd.	22,687	233,177
Carnival PLC (b)	18,066	414,490
Charlottes Web Holdings, Inc. (b)	10,700	38,279
Cineworld Group PLC (b) (c)	111,775	119,576
CyberArk Software, Ltd. (b)	4,983	649,135
Diversified Energy Co. PLC	100,217	145,644
Energy Fuels, Inc. (b) (c)	17,400	105,246
Ferguson PLC	27,849	3,866,437
Globant SA (b)	5,300	1,161,654
Inmode, Ltd. (b)	4,000	378,720
James Hardie Industries PLC CDI	55,049	1,870,921
Security Description	Shares	Value
JBS SA	135,800	$ 787,544
Parade Technologies, Ltd.	10,000	497,084
Primo Water Corp.	16,500	276,355
QIAGEN NV (b)	28,683	1,386,459
REC Silicon ASA (b)	36,713	80,165
Reliance Worldwide Corp., Ltd.	101,916	402,461
Renalytix PLC (b)	5,727	85,445
Rhi Magnesita NV	3,069	171,707
Schneider Electric SE	66,941	10,532,851
Sims, Ltd.	17,809	221,944
Stellantis NV (e)	119,689	2,347,675
Stellantis NV (e)	133,750	2,625,700
Swiss Re AG	37,192	3,358,888
Taro Pharmaceutical Industries, Ltd. (b)	2,400	172,704
Tenaris SA	62,509	681,398
TI Fluid Systems PLC (d)	21,178	89,817
Titan Cement International SA	4,292	83,270
UroGen Pharma, Ltd. (b)	2,000	30,540
Vobile Group, Ltd. (b)	43,000	194,351
		36,034,699
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	72,900	1,681,945
TOTAL COMMON STOCKS (Cost $3,028,262,705)		3,985,631,114

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Costa Group Holdings, Ltd. (expiring 07/19/21) (b)	7,798	1,698
BRAZIL — 0.0% (a)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 07/26/21) (b)	5,081	8,678
Ultrapar Participacoes SA (expiring 7/26/21) (b)	106,823	851
		9,529
SINGAPORE — 0.0% (a)
Olam International, Ltd. (expiring 07/19/21) (b)	16,425	4,277
SOUTH KOREA — 0.0% (a)
Boryung Pharmaceutical Co., Ltd. (expiring 07/08/21) (b)	227	1,179
L&F Co., Ltd. (expiring 07/20/21) (b)	778	10,570

See accompanying notes to financial statements.
158

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
RFHIC Corp. (expiring 07/08/21) (b)	139	$ 1,222
		12,971
SPAIN — 0.0% (a)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (b)	31,039	43,435
TOTAL RIGHTS (Cost $46,953)		71,910
WARRANTS — 0.0% (a)
CANADA — 0.0% (a)
Cenovus Energy, Inc. (expiring 01/01/26) (b) (c)	2,437	13,186
MALAYSIA — 0.0% (a)
Frontken Corp. Bhd (expiring 05/03/26) (b)	30,950	2,088
Scientex Bhd (expiring 01/14/26) (b)	4,960	1,505
SKP Resources Bhd (expiring 04/25/26) (b)	54,260	2,222
VS Industry Bhd (expiring 06/14/24) (b)	88,800	5,668
		11,483
THAILAND — 0.0% (a)
MBK PCL (expiring 05/15/24) (b)	4,746	1,525
Minor International PCL (expiring 12/31/21) (b)	2,000	32
Minor International PCL (expiring 2/15/24) (b)	11,489	1,649
Minor International PCL (expiring 5/5/23) (b)	12,678	2,057
Minor International PCL (expiring 9/30/21) (b)	2,000	33
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,396	1,547
		6,843
TOTAL WARRANTS (Cost $9,081)		31,512
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	168,629,015	168,629,015
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	81,084,886	$ 81,084,886
TOTAL SHORT-TERM INVESTMENTS (Cost $249,713,901)		249,713,901
TOTAL INVESTMENTS — 101.5% (Cost $3,278,037,812)		4,235,453,558
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(61,260,953)
NET ASSETS — 100.0%		$ 4,174,192,605
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $376,437, representing less than 0.05% of the Fund's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
INR	Indian Rupee

See accompanying notes to financial statements.
159

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

At June 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	959	09/17/2021	$ 65,730,122	$ 65,442,158	$ (287,964)
MSCI EAFE Index (long)	1,039	09/17/2021	122,724,477	119,697,995	(3,026,482)
S&P/TSX 60 Index Future (long)	49	09/16/2021	9,588,469	9,518,259	113,692
Total unrealized appreciation/depreciation on open futures contracts.					$(3,200,754)
During the period ended June 30, 2021, average notional value related to futures contracts was $160,899,750.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 5,121	$ —	$ 5,121
Common Stocks	3,963,969,138	21,285,539	376,437	3,985,631,114
Rights	54,662	17,248	—	71,910
Warrants	31,512	—	—	31,512
Short-Term Investments	249,713,901	—	—	249,713,901
TOTAL INVESTMENTS	$4,213,769,213	$21,307,908	$376,437	$4,235,453,558
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	113,692	—	—	113,692
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 113,692	$ —	$ —	$ 113,692
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,213,882,905	$21,307,908	$376,437	$4,235,567,250
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(3,314,446)	—	—	(3,314,446)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (3,314,446)	$ —	$ —	$ (3,314,446)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of June 30, 2021

Description	% of Net Assets
Banks	9.4%
Internet	5.5
Semiconductors	5.3
Pharmaceuticals	5.1
Insurance	3.7
TOTAL	29.0%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
160

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,930,230	$142,930,230	$645,399,484	$619,700,699	$—	$—	168,629,015	$168,629,015	$ 24,399
State Street Navigator Securities Lending Portfolio II	42,151,995	42,151,995	201,256,392	162,323,501	—	—	81,084,886	81,084,886	270,059
Total		$185,082,225	$846,655,876	$782,024,200	$—	$—		$249,713,901	$294,458
See accompanying notes to financial statements.
161

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (a)
GAMCO Investors, Inc. 4.00%, 6/15/2023 (b)	$ 1,964	$ 1,964
	Shares
COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 1.0%
AAR Corp. (c)	5,941	230,214
Aerojet Rocketdyne Holdings, Inc.	13,012	628,349
AeroVironment, Inc. (c)	3,945	395,092
AerSale Corp. (c)	1,600	19,936
Astronics Corp. (c)	4,468	78,235
Axon Enterprise, Inc. (c)	11,156	1,972,381
BWX Technologies, Inc.	16,626	966,303
Byrna Technologies, Inc. (c)	1,800	40,896
Curtiss-Wright Corp.	7,115	844,977
Ducommun, Inc. (c)	2,000	109,120
HEICO Corp.	7,803	1,087,894
HEICO Corp. Class A	13,764	1,709,214
Hexcel Corp. (c)	14,617	912,101
Kaman Corp.	4,799	241,870
Kratos Defense & Security Solutions, Inc. (c)	21,300	606,837
Maxar Technologies, Inc.	12,476	498,042
Mercury Systems, Inc. (c)	9,600	636,288
Moog, Inc. Class A	5,021	422,065
National Presto Industries, Inc.	890	90,468
PAE, Inc. (c) (d)	11,200	99,680
Park Aerospace Corp.	3,700	55,130
Parsons Corp. (c)	4,251	167,319
Spirit AeroSystems Holdings, Inc. Class A	18,342	865,559
Triumph Group, Inc. (c)	8,945	185,609
Vectrus, Inc. (c)	2,200	104,698
Virgin Galactic Holdings, Inc. (c)	25,100	1,154,600
		14,122,877
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (c)	10,200	236,946
Atlas Air Worldwide Holdings, Inc. (c)	4,935	336,123
Echo Global Logistics, Inc. (c)	4,936	151,733
Forward Air Corp.	4,751	426,402
Hub Group, Inc. Class A (c)	5,817	383,806
Radiant Logistics, Inc. (c)	7,253	50,263
XPO Logistics, Inc. (c)	16,090	2,250,830
		3,836,103
AIRLINES — 0.2%
Allegiant Travel Co. (c)	2,604	505,176
Copa Holdings SA Class A (c) (d)	5,491	413,637
Security Description	Shares	Value
Frontier Group Holdings, Inc. (c)	6,100	$ 103,944
Hawaiian Holdings, Inc. (c)	9,145	222,864
JetBlue Airways Corp. (c)	55,236	926,860
Mesa Air Group, Inc. (c)	6,400	59,712
SkyWest, Inc. (c)	8,703	374,838
Spirit Airlines, Inc. (c)	17,069	519,580
Sun Country Airlines Holdings, Inc. (c)	3,000	111,030
		3,237,641
AUTO COMPONENTS — 0.8%
Adient PLC (c)	16,500	745,800
American Axle & Manufacturing Holdings, Inc. (c)	19,550	202,342
Cooper-Standard Holdings, Inc. (c)	3,190	92,510
Dana, Inc.	25,342	602,126
Dorman Products, Inc. (c)	4,627	479,681
Fox Factory Holding Corp. (c)	7,297	1,135,851
Gentex Corp.	42,123	1,393,850
Gentherm, Inc. (c)	5,785	411,024
Goodyear Tire & Rubber Co. (c)	47,916	821,759
LCI Industries	4,318	567,472
Lear Corp.	10,451	1,831,851
Modine Manufacturing Co. (c)	9,483	157,323
Motorcar Parts of America, Inc. (c)	3,600	80,784
Patrick Industries, Inc.	3,928	286,744
QuantumScape Corp. (c)	20,400	596,904
Standard Motor Products, Inc.	3,643	157,924
Stoneridge, Inc. (c)	4,982	146,969
Tenneco, Inc. Class A (c)	9,668	186,786
Visteon Corp. (c)	4,858	587,527
XL Fleet Corp. (c)	6,700	55,811
XPEL, Inc. (c) (d)	3,100	259,997
		10,801,035
AUTOMOBILES — 0.3%
Arcimoto, Inc. (c) (d)	4,800	82,512
Canoo, Inc. (c) (d)	13,900	138,166
Fisker, Inc. (c)	27,700	534,056
Harley-Davidson, Inc.	26,701	1,223,440
Lordstown Motors Corp. Class A (c) (d)	19,600	216,776
Thor Industries, Inc.	9,301	1,051,013
Winnebago Industries, Inc.	5,600	380,576
Workhorse Group, Inc. (c) (d)	21,675	359,588
		3,986,127
BANKS — 4.4%
1st Source Corp.	3,120	144,955
Allegiance Bancshares, Inc.	3,600	138,384
Altabancorp	3,041	131,706
Amalgamated Financial Corp.	2,500	39,075
Amerant Bancorp, Inc. (c)	3,600	76,968
American National Bankshares, Inc.	2,000	62,180
Ameris Bancorp	11,535	584,017

See accompanying notes to financial statements.
162

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Arrow Financial Corp.	2,554	$ 91,816
Associated Banc-Corp.	26,230	537,190
Atlantic Capital Bancshares, Inc. (c)	3,799	96,723
Atlantic Union Bankshares Corp.	13,707	496,468
Banc of California, Inc.	8,513	149,318
BancFirst Corp.	2,952	184,293
Bancorp, Inc. (c)	9,100	209,391
BancorpSouth Bank	17,755	502,999
Bank First Corp.	1,200	83,724
Bank of Hawaii Corp.	6,926	583,308
Bank of Marin Bancorp	2,544	81,154
Bank of NT Butterfield & Son, Ltd.	8,696	308,273
Bank OZK	21,528	907,620
BankUnited, Inc.	16,227	692,731
Banner Corp.	6,000	325,260
Bar Harbor Bankshares	2,780	79,564
Berkshire Hills Bancorp, Inc.	8,616	236,165
Blue Ridge Bankshares, Inc.	3,000	52,560
BOK Financial Corp.	5,408	468,333
Boston Private Financial Holdings, Inc.	14,265	210,409
Brookline Bancorp, Inc.	13,351	199,597
Bryn Mawr Bank Corp.	3,705	156,314
Business First Bancshares, Inc.	3,700	84,915
Byline Bancorp, Inc.	4,600	104,098
Cadence BanCorp	21,500	448,920
Cambridge Bancorp	1,191	98,841
Camden National Corp.	2,802	133,824
Capital Bancorp, Inc. (c)	1,500	30,675
Capital City Bank Group, Inc.	2,500	64,475
Capstar Financial Holdings, Inc.	3,000	61,500
Carter Bankshares, Inc. (c)	4,200	52,542
Cathay General Bancorp	13,309	523,842
CBTX, Inc.	3,290	89,850
Central Pacific Financial Corp.	5,254	136,919
Century Bancorp, Inc. Class A	530	60,420
CIT Group, Inc.	17,239	889,360
Citizens & Northern Corp.	2,500	61,250
City Holding Co.	2,684	201,944
Civista Bancshares, Inc.	3,000	66,300
CNB Financial Corp.	2,800	63,896
Coastal Financial Corp. (c)	1,713	48,923
Columbia Banking System, Inc.	12,558	484,236
Commerce Bancshares, Inc.	18,592	1,386,220
Community Bank System, Inc.	9,339	706,495
Community Trust Bancorp, Inc.	2,903	117,223
ConnectOne Bancorp, Inc.	6,434	168,378
CrossFirst Bankshares, Inc. (c)	9,023	124,066
Cullen/Frost Bankers, Inc.	9,972	1,116,864
Customers Bancorp, Inc. (c)	5,502	214,523
CVB Financial Corp.	22,500	463,275
Dime Community Bancshares, Inc.	6,040	203,065
Security Description	Shares	Value
Eagle Bancorp, Inc.	5,500	$ 308,440
East West Bancorp, Inc.	24,633	1,765,940
Eastern Bankshares, Inc.	29,800	612,986
Enterprise Bancorp, Inc.	1,678	54,954
Enterprise Financial Services Corp.	4,747	220,213
Equity Bancshares, Inc. Class A (c)	2,700	82,323
Farmers National Banc Corp.	4,866	75,472
FB Financial Corp.	5,983	223,286
Fidelity D&D Bancorp, Inc. (d)	744	40,250
Financial Institutions, Inc.	2,980	89,400
First BanCorp	37,600	448,192
First BanCorp	4,914	201,032
First Bancorp, Inc.	1,900	55,955
First Bancshares, Inc.	3,500	131,005
First Bank	3,000	40,620
First Busey Corp.	8,788	216,712
First Choice Bancorp	1,920	58,464
First Citizens BancShares, Inc. Class A	1,013	843,566
First Commonwealth Financial Corp.	16,506	232,239
First Community Bankshares, Inc.	3,300	98,505
First Financial Bancorp	16,791	396,771
First Financial Bankshares, Inc.	22,502	1,105,523
First Financial Corp.	2,100	85,722
First Foundation, Inc.	7,450	167,699
First Hawaiian, Inc.	22,800	646,152
First Horizon Corp.	95,500	1,650,240
First Internet Bancorp	1,800	55,764
First Interstate BancSystem, Inc. Class A	7,082	296,240
First Merchants Corp.	9,420	392,531
First Mid-Illinois Bancshares, Inc.	2,800	113,428
First Midwest Bancorp, Inc.	19,907	394,756
First of Long Island Corp.	4,350	92,350
Five Star Bancorp (c)	900	21,735
Flushing Financial Corp.	5,600	120,008
FNB Corp.	55,833	688,421
Fulton Financial Corp.	27,692	436,980
German American Bancorp, Inc.	4,325	160,890
Glacier Bancorp, Inc.	16,613	915,044
Great Southern Bancorp, Inc.	2,068	111,465
Great Western Bancorp, Inc.	9,711	318,424
Guaranty Bancshares, Inc.	1,465	49,913
Hancock Whitney Corp.	14,986	665,978
Hanmi Financial Corp.	5,800	110,548
HarborOne Bancorp, Inc.	8,763	125,661
Hawthorn Bancshares, Inc.	46	1,042
HBT Financial, Inc.	1,900	33,079
Heartland Financial USA, Inc.	6,700	314,833
Heritage Commerce Corp.	10,966	122,052
Heritage Financial Corp.	6,100	152,622
Hilltop Holdings, Inc.	11,300	411,320

See accompanying notes to financial statements.
163

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Home BancShares, Inc.	26,423	$ 652,120
HomeTrust Bancshares, Inc.	2,909	81,161
Hope Bancorp, Inc.	20,621	292,406
Horizon Bancorp, Inc.	8,140	141,880
Howard Bancorp, Inc. (c)	2,481	40,019
Independent Bank Corp.	5,792	437,296
Independent Bank Corp.	4,018	87,231
Independent Bank Group, Inc.	6,572	486,197
International Bancshares Corp.	9,350	401,489
Investors Bancorp, Inc.	39,914	569,174
Lakeland Bancorp, Inc.	9,200	160,816
Lakeland Financial Corp.	4,228	260,614
Live Oak Bancshares, Inc.	5,390	318,010
Macatawa Bank Corp.	4,966	43,452
Mercantile Bank Corp.	3,000	90,600
Metrocity Bankshares, Inc.	3,300	57,783
Metropolitan Bank Holding Corp. (c)	1,300	78,286
Mid Penn Bancorp, Inc.	1,300	35,685
Midland States Bancorp, Inc.	4,002	105,133
MidWestOne Financial Group, Inc.	2,751	79,146
MVB Financial Corp.	1,730	73,802
National Bank Holdings Corp. Class A	5,148	194,286
NBT Bancorp, Inc.	7,300	262,581
Nicolet Bankshares, Inc. (c)	1,716	120,703
Northrim BanCorp, Inc.	1,200	51,300
OceanFirst Financial Corp.	10,207	212,714
OFG Bancorp	8,800	194,656
Old National Bancorp	28,661	504,720
Old Second Bancorp, Inc.	5,335	66,154
Origin Bancorp, Inc.	3,800	161,348
Orrstown Financial Services, Inc.	2,100	48,447
Pacific Premier Bancorp, Inc.	16,301	689,369
PacWest Bancorp	20,589	847,443
Park National Corp.	2,517	295,546
Peapack-Gladstone Financial Corp.	3,500	108,745
Peoples Bancorp, Inc.	3,500	103,670
Peoples Financial Services Corp.	1,339	57,041
Pinnacle Financial Partners, Inc.	12,989	1,146,799
Popular, Inc.	14,410	1,081,470
Preferred Bank	2,377	150,393
Premier Financial Bancorp, Inc.	2,439	41,097
Primis Financial Corp.	3,725	56,843
Prosperity Bancshares, Inc.	15,609	1,120,726
QCR Holdings, Inc.	2,820	135,614
RBB Bancorp	2,500	60,550
Red River Bancshares, Inc.	900	45,459
Reliant Bancorp, Inc.	2,900	80,417
Renasant Corp.	9,632	385,280
Republic Bancorp, Inc. Class A	1,839	84,833
Republic First Bancorp, Inc. (c) (d)	8,200	32,718
Security Description	Shares	Value
S&T Bancorp, Inc.	6,761	$ 211,619
Sandy Spring Bancorp, Inc.	8,136	359,042
Seacoast Banking Corp. of Florida	9,484	323,879
ServisFirst Bancshares, Inc.	8,700	591,426
Sierra Bancorp	2,700	68,715
Signature Bank	9,844	2,418,179
Silvergate Capital Corp. Class A (c)	3,793	429,823
Simmons First National Corp. Class A	18,686	548,247
SmartFinancial, Inc.	2,702	64,875
South Plains Financial, Inc.	2,000	46,260
South State Corp.	12,275	1,003,604
Southern First Bancshares, Inc. (c)	1,400	71,624
Southside Bancshares, Inc.	5,355	204,722
Spirit of Texas Bancshares, Inc.	2,449	55,935
Sterling Bancorp	33,505	830,589
Stock Yards Bancorp, Inc.	3,600	183,204
Summit Financial Group, Inc.	2,100	46,221
Synovus Financial Corp.	25,748	1,129,822
Texas Capital Bancshares, Inc. (c)	8,764	556,426
Tompkins Financial Corp.	2,481	192,426
Towne Bank	11,690	355,610
TriCo Bancshares	5,072	215,966
TriState Capital Holdings, Inc. (c)	5,200	106,028
Triumph Bancorp, Inc. (c)	4,121	305,984
Trustmark Corp.	10,996	338,677
UMB Financial Corp.	7,589	706,232
Umpqua Holdings Corp.	38,599	712,152
United Bankshares, Inc.	21,705	792,232
United Community Banks, Inc.	14,986	479,702
Univest Financial Corp.	5,440	143,453
Valley National Bancorp	69,468	932,955
Veritex Holdings, Inc.	8,250	292,132
Washington Trust Bancorp, Inc.	3,223	165,501
Webster Financial Corp.	15,757	840,478
WesBanco, Inc.	11,402	406,253
West Bancorporation, Inc.	3,000	83,250
Westamerica BanCorp	4,485	260,265
Western Alliance Bancorp	17,583	1,632,582
Wintrust Financial Corp.	9,931	751,082
		63,684,473
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (c)	1,612	1,645,529
Celsius Holdings, Inc. (c)	7,900	601,111
Coca-Cola Consolidated, Inc.	800	321,704
Duckhorn Portfolio Inc (c)	3,500	77,210
Keurig Dr. Pepper, Inc.	122,016	4,299,844
MGP Ingredients, Inc. (d)	2,600	175,864
National Beverage Corp.	4,094	193,360
NewAge, Inc. (c)	17,700	39,471

See accompanying notes to financial statements.
164

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Primo Water Corp.	27,400	$ 458,402
		7,812,495
BIOTECHNOLOGY — 6.8%
4D Molecular Therapeutics, Inc. (c)	1,500	36,120
89bio, Inc. (c) (d)	1,600	29,920
ACADIA Pharmaceuticals, Inc. (c)	20,789	507,044
Acceleron Pharma, Inc. (c)	9,197	1,154,132
Adicet Bio, Inc. (c)	3,600	37,044
Adverum Biotechnologies, Inc. (c)	16,500	57,750
Aeglea BioTherapeutics, Inc. (c)	8,400	58,464
Affimed NV (c)	21,400	181,900
Agenus, Inc. (c)	29,800	163,602
Agios Pharmaceuticals, Inc. (c) (d)	10,704	589,897
Akebia Therapeutics, Inc. (c)	26,717	101,257
Akero Therapeutics, Inc. (c) (d)	2,600	64,506
Akouos, Inc. (c) (d)	4,600	57,730
Albireo Pharma, Inc. (c)	3,200	112,576
Aldeyra Therapeutics, Inc. (c)	8,500	96,305
Alector, Inc. (c) (d)	8,735	181,950
Aligos Therapeutics, Inc. (c)	2,000	40,770
Alkermes PLC (c)	27,762	680,724
Allakos, Inc. (c)	6,095	520,330
Allogene Therapeutics, Inc. (c) (d)	10,200	266,016
Allovir, Inc. (c)	5,600	110,544
Alnylam Pharmaceuticals, Inc. (c)	20,466	3,469,396
Alpine Immune Sciences, Inc. (c) (d)	2,000	18,000
Altimmune, Inc. (c)	5,700	56,145
ALX Oncology Holdings, Inc. (c)	3,300	180,444
Amicus Therapeutics, Inc. (c)	45,841	441,907
AnaptysBio, Inc. (c)	3,314	85,932
Anavex Life Sciences Corp. (c) (d)	11,100	253,746
Anika Therapeutics, Inc. (c)	2,647	114,589
Annexon, Inc. (c)	5,100	114,801
Apellis Pharmaceuticals, Inc. (c)	11,300	714,160
Applied Molecular Transport, Inc. (c) (d)	4,200	192,108
Applied Therapeutics, Inc. (c) (d)	2,941	61,114
AquaBounty Technologies, Inc. (c)	9,100	48,776
Arbutus Biopharma Corp. (c) (d)	13,600	41,208
Arcturus Therapeutics Holdings, Inc. (c) (d)	3,835	129,776
Arcus Biosciences, Inc. (c)	7,995	219,543
Arcutis Biotherapeutics, Inc. (c)	4,400	120,076
Ardelyx, Inc. (c)	14,000	106,120
Arena Pharmaceuticals, Inc. (c)	10,630	724,966
Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (c)	17,561	$ 1,454,402
Atara Biotherapeutics, Inc. (c)	15,200	236,360
Athenex, Inc. (c)	13,698	63,285
Athersys, Inc. (c) (d)	32,481	46,773
Atossa Therapeutics, Inc. (c)	20,400	128,928
Atreca, Inc. Class A (c) (d)	5,500	46,860
Avid Bioservices, Inc. (c)	10,468	268,504
Avidity Biosciences, Inc. (c) (d)	5,800	143,318
Avita Therapeutics, Inc. (c)	4,200	86,184
Avrobio, Inc. (c)	6,698	59,545
Beam Therapeutics, Inc. (c) (d)	8,100	1,042,551
Beyondspring, Inc. (c)	3,500	36,540
BioAtla, Inc. (c)	2,200	93,236
BioCryst Pharmaceuticals, Inc. (c) (d)	31,030	490,584
Biohaven Pharmaceutical Holding Co., Ltd. (c)	9,400	912,552
BioMarin Pharmaceutical, Inc. (c)	31,827	2,655,645
Biomea Fusion, Inc. (c) (d)	1,500	23,415
Bioxcel Therapeutics, Inc. (c) (d)	2,412	70,093
Black Diamond Therapeutics, Inc. (c) (d)	3,400	41,446
Bluebird Bio, Inc. (c)	11,721	374,838
Blueprint Medicines Corp. (c)	10,142	892,090
Bolt Biotherapeutics, Inc. (c)	2,400	37,104
Bridgebio Pharma, Inc. (c) (d)	18,694	1,139,586
Brooklyn ImmunoTherapeutics, Inc. (c)	4,200	75,642
C4 Therapeutics, Inc. (c)	6,000	227,040
Cardiff Oncology, Inc. (c)	6,300	41,895
CareDx, Inc. (c)	8,642	790,916
Catalyst Pharmaceuticals, Inc. (c)	18,347	105,495
Celcuity, Inc. (c) (d)	1,400	33,600
Celldex Therapeutics, Inc. (c)	6,800	227,392
CEL-SCI Corp. (c) (d)	6,695	58,113
Cerevel Therapeutics Holdings, Inc. (c)	6,100	156,282
ChemoCentryx, Inc. (c)	9,400	125,866
Chimerix, Inc. (c)	11,097	88,776
Chinook Therapeutics, Inc. (c)	2,490	35,159
Clene, Inc. (c)	4,000	44,960
Clovis Oncology, Inc. (c) (d)	15,480	89,784
Codiak Biosciences, Inc. (c)	1,200	22,236
Cogent Biosciences, Inc. (c) (d)	6,500	52,715
Coherus Biosciences, Inc. (c)	11,117	153,748
Constellation Pharmaceuticals, Inc. (c)	5,865	198,237
Contra Aduro Biotech	2,090	272
Cortexyme, Inc. (c) (d)	2,949	156,297
Crinetics Pharmaceuticals, Inc. (c) (d)	5,100	96,135
Cue Biopharma, Inc. (c)	5,485	63,900
Cullinan Oncology, Inc. (c)	2,500	64,375

See accompanying notes to financial statements.
165

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
CureVac NV (c) (d)	9,300	$ 683,364
Curis, Inc. (c)	15,100	121,857
Cytokinetics, Inc. (c)	11,796	233,443
CytomX Therapeutics, Inc. (c)	11,475	72,637
Deciphera Pharmaceuticals, Inc. (c)	6,800	248,948
Denali Therapeutics, Inc. (c)	15,800	1,239,352
Dermtech, Inc. (c) (d)	1,900	78,983
Design Therapeutics, Inc. (c)	2,300	45,747
Dicerna Pharmaceuticals, Inc. (c)	12,000	447,840
Dynavax Technologies Corp. (c)	20,038	197,374
Dyne Therapeutics, Inc. (c) (d)	3,100	65,224
Eagle Pharmaceuticals, Inc. (c)	1,946	83,289
Editas Medicine, Inc. (c) (d)	11,839	670,561
Eiger BioPharmaceuticals, Inc. (c) (d)	5,675	48,351
Emergent BioSolutions, Inc. (c)	8,500	535,415
Enanta Pharmaceuticals, Inc. (c)	3,300	145,233
Epizyme, Inc. (c)	16,938	140,755
Esperion Therapeutics, Inc. (c) (d)	4,900	103,635
Evelo Biosciences, Inc. (c) (d)	4,335	59,563
Exact Sciences Corp. (c)	29,816	3,706,427
Exelixis, Inc. (c)	54,308	989,492
Fate Therapeutics, Inc. (c)	13,889	1,205,426
FibroGen, Inc. (c)	14,908	397,000
Finch Therapeutics Group, Inc. (c)	1,300	18,291
Flexion Therapeutics, Inc. (c)	8,200	67,486
Foghorn Therapeutics, Inc. (c)	1,300	13,871
Forma Therapeutics Holdings, Inc. (c) (d)	5,700	141,873
Forte Biosciences, Inc. (c)	2,000	67,240
Fortress Biotech, Inc. (c) (d)	12,700	45,339
Frequency Therapeutics, Inc. (c) (d)	4,700	46,812
G1 Therapeutics, Inc. (c) (d)	6,461	141,754
Gemini Therapeutics, Inc. (c) (d)	3,800	24,586
Generation Bio Co. (c)	7,700	207,130
Geron Corp. (c) (d)	54,283	76,539
Global Blood Therapeutics, Inc. (c)	10,481	367,045
Gossamer Bio, Inc. (c) (d)	10,600	86,072
Greenwich Lifesciences, Inc. (c) (d)	700	31,458
Gritstone Oncology, Inc. (c)	5,600	51,128
GT Biopharma, Inc. (c)	4,200	65,100
Halozyme Therapeutics, Inc. (c)	24,458	1,110,638
Harpoon Therapeutics, Inc. (c) (d)	2,490	34,536
Heron Therapeutics, Inc. (c) (d)	16,617	257,896
Homology Medicines, Inc. (c) (d)	6,200	45,074
Hookipa Pharma, Inc. (c) (d)	2,685	24,595
Horizon Therapeutics PLC (c)	38,119	3,569,463
Security Description	Shares	Value
Humanigen, Inc. (c)	7,800	$ 135,564
iBio, Inc. (c) (d)	39,900	60,249
Ideaya Biosciences, Inc. (c) (d)	3,300	69,267
IGM Biosciences, Inc. (c)	1,400	116,480
Immunic, Inc. (c)	1,000	12,260
ImmunityBio, Inc. (c)	5,900	84,252
ImmunoGen, Inc. (c)	33,876	223,243
Immunovant, Inc. (c)	7,000	73,990
Infinity Pharmaceuticals, Inc. (c)	15,300	45,747
Inhibrx, Inc. (c)	1,500	41,280
Inovio Pharmaceuticals, Inc. (c) (d)	35,111	325,479
Inozyme Pharma, Inc. (c) (d)	2,300	39,192
Insmed, Inc. (c)	17,966	511,312
Instil Bio, Inc. (c)	3,000	57,960
Intellia Therapeutics, Inc. (c) (d)	11,100	1,797,201
Intercept Pharmaceuticals, Inc. (c)	4,887	97,593
Invitae Corp. (c) (d)	34,700	1,170,431
Ionis Pharmaceuticals, Inc. (c)	24,512	977,784
Iovance Biotherapeutics, Inc. (c)	25,300	658,306
Ironwood Pharmaceuticals, Inc. (c)	25,278	325,328
iTeos Therapeutics, Inc. (c)	3,700	94,905
IVERIC bio, Inc. (c)	15,200	95,912
Jounce Therapeutics, Inc. (c)	3,200	21,760
Kadmon Holdings, Inc. (c)	32,663	126,406
KalVista Pharmaceuticals, Inc. (c)	3,600	86,256
Karuna Therapeutics, Inc. (c)	3,924	447,297
Karyopharm Therapeutics, Inc. (c) (d)	13,400	138,288
Keros Therapeutics, Inc. (c)	2,547	108,171
Kezar Life Sciences, Inc. (c)	5,830	31,657
Kiniksa Pharmaceuticals Ltd. Class A (c)	5,025	69,998
Kinnate Biopharma, Inc. (c)	2,600	60,528
Kodiak Sciences, Inc. (c) (d)	5,835	542,655
Kronos Bio, Inc. (c) (d)	2,800	67,060
Krystal Biotech, Inc. (c)	2,867	194,956
Kura Oncology, Inc. (c)	11,000	229,350
Kymera Therapeutics, Inc. (c)	5,000	242,500
Lexicon Pharmaceuticals, Inc. (c)	9,321	42,783
Ligand Pharmaceuticals, Inc. (c)	2,591	339,913
Lineage Cell Therapeutics, Inc. (c) (d)	21,100	60,135
MacroGenics, Inc. (c)	10,434	280,257
Madrigal Pharmaceuticals, Inc. (c)	1,659	161,603
Magenta Therapeutics, Inc. (c)	3,900	38,142
MannKind Corp. (c) (d)	42,900	233,805
MEI Pharma, Inc. (c)	20,314	57,895
MeiraGTx Holdings PLC (c) (d)	4,500	69,750
Mersana Therapeutics, Inc. (c)	10,100	137,158
MiMedx Group, Inc. (c)	19,400	242,694
Mirati Therapeutics, Inc. (c)	6,828	1,102,927

See accompanying notes to financial statements.
166

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mirum Pharmaceuticals, Inc. (c) (d)	1,097	$ 18,967
Moderna, Inc. (c)	59,109	13,889,433
Molecular Templates, Inc. (c) (d)	5,015	39,217
Morphic Holding, Inc. (c)	2,700	154,953
Mustang Bio, Inc. (c)	9,405	31,225
Myriad Genetics, Inc. (c)	13,594	415,705
Natera, Inc. (c)	13,649	1,549,571
Neoleukin Therapeutics, Inc. (c)	6,000	55,380
Neurocrine Biosciences, Inc. (c)	16,322	1,588,457
NexImmune, Inc. (c)	1,200	19,584
Nkarta, Inc. (c)	2,500	79,225
Novavax, Inc. (c)	12,921	2,743,258
Nurix Therapeutics, Inc. (c)	4,500	119,385
Ocugen, Inc. (c)	32,200	258,566
Olema Pharmaceuticals, Inc. (c)	2,300	64,354
Oncocyte Corp. (c)	13,385	76,830
Oncorus, Inc. (c)	1,400	19,320
Oncternal Therapeutics, Inc. (c)	7,700	36,575
OPKO Health, Inc. (c) (d)	68,118	275,878
Organogenesis Holdings, Inc. (c)	4,598	76,419
ORIC Pharmaceuticals, Inc. (c)	4,300	76,067
Outlook Therapeutics, Inc. (c)	15,300	38,097
Oyster Point Pharma, Inc. (c) (d)	1,100	18,909
Passage Bio, Inc. (c)	5,400	71,496
PMV Pharmaceuticals, Inc. (c)	2,600	88,816
Portage Biotech, Inc. (c) (d)	600	12,576
Poseida Therapeutics, Inc. (c)	6,200	62,124
Praxis Precision Medicines, Inc. (c)	2,100	38,388
Precigen, Inc. (c)	13,141	85,679
Precision BioSciences, Inc. (c)	8,800	110,176
Prelude Therapeutics, Inc. (c)	1,900	54,397
Prometheus Biosciences, Inc. (c)	2,000	49,120
Protagonist Therapeutics, Inc. (c)	6,702	300,786
Prothena Corp. PLC (c)	5,900	303,319
PTC Therapeutics, Inc. (c)	12,100	511,467
Puma Biotechnology, Inc. (c) (d)	5,807	53,308
Radius Health, Inc. (c)	8,655	157,867
Rapt Therapeutics, Inc. (c)	2,100	66,759
Recursion Pharmaceuticals, Inc. Class A (c)	3,700	135,050
REGENXBIO, Inc. (c)	6,800	264,180
Relay Therapeutics, Inc. (c)	10,300	376,877
Replimenu Group, Inc. (c)	4,600	176,732
REVOLUTION Medicines, Inc. (c)	10,442	331,429
Rhythm Pharmaceuticals, Inc. (c)	7,200	140,976
Rigel Pharmaceuticals, Inc. (c)	32,189	139,700
Rocket Pharmaceuticals, Inc. (c) (d)	6,900	305,601
Rubius Therapeutics, Inc. (c) (d)	6,800	165,988
Security Description	Shares	Value
Sage Therapeutics, Inc. (c)	8,972	$ 509,699
Sana Biotechnology, Inc. (c) (d)	5,100	100,266
Sangamo Therapeutics, Inc. (c)	20,365	243,769
Sarepta Therapeutics, Inc. (c)	13,352	1,037,984
Scholar Rock Holding Corp. (c)	4,845	140,020
Seagen, Inc. (c)	23,232	3,667,868
Selecta Biosciences, Inc. (c)	12,700	53,086
Sensei Biotherapeutics, Inc. (c)	1,400	13,664
Seres Therapeutics, Inc. (c)	10,446	249,137
Sesen Bio, Inc. (c)	29,800	137,676
Shattuck Labs, Inc. (c)	2,500	72,475
Sigilon Therapeutics, Inc. (c)	1,400	15,022
Silverback Therapeutics, Inc. (c)	2,400	74,136
Solid Biosciences, Inc. (c)	5,300	19,398
Sorrento Therapeutics, Inc. (c) (d)	47,219	457,552
Spectrum Pharmaceuticals, Inc. (c)	27,232	102,120
Spero Therapeutics, Inc. (c) (d)	3,793	52,950
SpringWorks Therapeutics, Inc. (c)	4,600	379,086
Spruce Biosciences, Inc. (c) (d)	1,300	14,573
SQZ Biotechnologies Co. (c) (d)	1,000	14,450
Stoke Therapeutics, Inc. (c)	2,600	87,516
Summit Therapeutics, Inc. (c)	3,900	29,094
Surface Oncology, Inc. (c)	5,800	43,268
Sutro Biopharma, Inc. (c)	6,200	115,258
Syndax Pharmaceuticals, Inc. (c)	5,900	101,303
Syros Pharmaceuticals, Inc. (c) (d)	8,800	47,960
Talaris Therapeutics, Inc. (c)	1,600	23,504
Taysha Gene Therapies, Inc. (c) (d)	1,600	33,920
TCR2 Therapeutics, Inc. (c)	5,500	90,255
TG Therapeutics, Inc. (c)	22,345	866,763
Tonix Pharmaceuticals Holding Corp. (c)	57,000	63,270
Translate Bio, Inc. (c) (d)	11,600	319,464
Travere Therapeutics, Inc. (c)	10,498	153,166
Trevena, Inc. (c) (d)	28,500	48,165
Trillium Therapeutics, Inc. (c)	17,100	165,870
Turning Point Therapeutics, Inc. (c)	7,989	623,302
Twist Bioscience Corp. (c)	8,212	1,094,249
Ultragenyx Pharmaceutical, Inc. (c)	11,276	1,075,167
United Therapeutics Corp. (c)	7,688	1,379,304
UroGen Pharma, Ltd. (c) (d)	3,700	56,499
Vanda Pharmaceuticals, Inc. (c)	10,151	218,348
Vaxart, Inc. (c) (d)	10,000	74,900
Vaxcyte, Inc. (c)	5,500	123,805
VBI Vaccines, Inc. (c) (d)	34,106	114,255
Veracyte, Inc. (c)	11,687	467,246
Verastem, Inc. (c) (d)	32,400	131,868
Vericel Corp. (c)	8,073	423,832
Viking Therapeutics, Inc. (c) (d)	12,414	74,360

See accompanying notes to financial statements.
167

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Vir Biotechnology, Inc. (c) (d)	10,239	$ 484,100
Viracta Therapeutics, Inc. (c)	6,300	71,442
VistaGen Therapeutics, Inc. (c)	33,400	105,210
Vor BioPharma, Inc. (c)	2,200	41,030
Werewolf Therapeutics, Inc. (c)	1,300	22,672
XBiotech, Inc. (c) (d)	2,675	44,298
Xencor, Inc. (c)	9,785	337,485
XOMA Corp. (c) (d)	1,200	40,800
Y-mAbs Therapeutics, Inc. (c) (d)	6,000	202,800
Zentalis Pharmaceuticals, Inc. (c)	5,500	292,600
ZIOPHARM Oncology, Inc. (c) (d)	40,456	106,804
		98,353,852
BUILDING PRODUCTS — 1.1%
AAON, Inc.	7,300	456,907
Advanced Drainage Systems, Inc.	9,800	1,142,386
American Woodmark Corp. (c)	2,979	243,355
Apogee Enterprises, Inc.	4,409	179,579
Armstrong World Industries, Inc.	8,295	889,722
AZEK Co., Inc. (c)	19,192	814,892
Builders FirstSource, Inc. (c)	35,741	1,524,711
Caesarstone, Ltd.	4,127	60,915
Cornerstone Building Brands, Inc. (c)	8,328	151,403
CSW Industrials, Inc.	2,371	280,869
Gibraltar Industries, Inc. (c)	5,700	434,967
Griffon Corp.	8,100	207,603
Insteel Industries, Inc.	3,487	112,107
JELD-WEN Holding, Inc. (c)	14,509	381,006
Lennox International, Inc.	5,909	2,072,877
Masonite International Corp. (c)	4,293	479,914
Owens Corning	18,181	1,779,920
PGT Innovations, Inc. (c)	10,154	235,877
Quanex Building Products Corp.	6,250	155,250
Resideo Technologies, Inc. (c)	25,177	755,310
Simpson Manufacturing Co., Inc.	7,554	834,264
Trex Co., Inc. (c)	20,205	2,065,153
UFP Industries, Inc.	10,409	773,805
View, Inc. (c)	14,800	125,504
		16,158,296
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	7,204	1,110,929
Apollo Global Management, Inc. (d)	31,107	1,934,855
Ares Management Corp. Class A	24,030	1,528,068
Artisan Partners Asset Management, Inc. Class A	10,193	518,008
Assetmark Financial Holdings, Inc. (c)	3,100	77,686
Associated Capital Group, Inc. Class A	300	11,658
Security Description	Shares	Value
B Riley Financial, Inc.	3,434	$ 259,267
BGC Partners, Inc. Class A	59,300	336,231
Blackstone Group, Inc. Class A	118,900	11,549,946
Blucora, Inc. (c)	9,100	157,521
Brightsphere Investment Group, Inc.	10,138	237,533
Carlyle Group, Inc.	28,340	1,317,243
Cohen & Steers, Inc.	4,309	353,726
Cowen, Inc. Class A	4,850	199,093
Diamond Hill Investment Group, Inc.	568	95,032
Donnelley Financial Solutions, Inc. (c)	5,075	167,475
Evercore, Inc. Class A	6,941	977,085
FactSet Research Systems, Inc.	6,598	2,214,355
Federated Hermes, Inc.	16,486	559,040
Focus Financial Partners, Inc. Class A (c)	9,082	440,477
GAMCO Investors, Inc. Class A	982	24,648
GCM Grosvenor, Inc. Class A	5,700	59,394
Greenhill & Co., Inc.	2,617	40,721
Hamilton Lane, Inc. Class A	5,904	537,972
Houlihan Lokey, Inc.	9,000	736,110
Interactive Brokers Group, Inc. Class A	13,962	917,722
Janus Henderson Group PLC	29,800	1,156,538
Jefferies Financial Group, Inc.	38,119	1,303,670
KKR & Co., Inc.	96,033	5,688,995
Lazard, Ltd. Class A	17,802	805,540
LPL Financial Holdings, Inc.	13,906	1,877,032
Moelis & Co. Class A	10,600	603,034
Morningstar, Inc.	4,065	1,045,152
Open Lending Corp. Class A (c)	18,100	779,929
Oppenheimer Holdings, Inc. Class A	1,800	91,512
Piper Sandler Cos.	3,071	397,879
PJT Partners, Inc. Class A	4,172	297,797
Pzena Investment Management, Inc. Class A	3,100	34,131
Sculptor Capital Management, Inc.	3,485	85,696
SEI Investments Co.	19,106	1,183,999
StepStone Group, Inc. Class A	3,700	127,280
Stifel Financial Corp.	17,816	1,155,546
StoneX Group, Inc. (c)	2,903	176,125
Tradeweb Markets, Inc. Class A	18,292	1,546,772
Value Line, Inc.	200	6,200
Virtu Financial, Inc. Class A	16,497	455,812
Virtus Investment Partners, Inc.	1,227	340,824
WisdomTree Investments, Inc. (d)	26,299	163,054
		45,684,312
CHEMICALS — 1.5%
AdvanSix, Inc. (c)	5,200	155,272
American Vanguard Corp.	5,452	95,465
Amyris, Inc. (c) (d)	29,200	478,004

See accompanying notes to financial statements.
168

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ashland Global Holdings, Inc.	9,630	$ 842,625
Avient Corp.	15,833	778,350
Axalta Coating Systems, Ltd. (c)	36,400	1,109,836
Balchem Corp.	5,542	727,443
Cabot Corp.	9,698	552,107
Chase Corp.	1,396	143,244
Chemours Co.	28,743	1,000,256
Danimer Scientific, Inc. (c)	12,000	300,600
Diversey Holdings, Ltd. (c)	9,000	161,190
Element Solutions, Inc.	40,400	944,552
Ferro Corp. (c)	14,258	307,545
FutureFuel Corp.	4,800	46,080
GCP Applied Technologies, Inc. (c)	8,497	197,640
Hawkins, Inc.	3,696	121,044
HB Fuller Co.	8,999	572,426
Huntsman Corp.	36,739	974,318
Ingevity Corp. (c)	6,938	564,476
Innospec, Inc.	4,295	389,170
Intrepid Potash, Inc. (c)	1,790	57,029
Koppers Holdings, Inc. (c)	3,930	127,136
Kraton Corp. (c)	5,885	190,027
Kronos Worldwide, Inc.	4,200	60,144
Livent Corp. (c) (d)	25,642	496,429
Marrone Bio Innovations, Inc. (c)	12,493	20,738
Minerals Technologies, Inc.	5,892	463,524
NewMarket Corp.	1,160	373,497
Olin Corp.	25,047	1,158,674
Orion Engineered Carbons SA (c)	10,500	199,395
PQ Group Holdings, Inc.	7,250	111,360
PureCycle Technologies, Inc. (c) (d)	5,700	134,805
Quaker Chemical Corp. (d)	2,348	556,922
Rayonier Advanced Materials, Inc. (c)	11,600	77,604
RPM International, Inc.	22,264	1,974,372
Scotts Miracle-Gro Co.	7,144	1,371,076
Sensient Technologies Corp.	7,319	633,533
Stepan Co.	3,731	448,727
Tredegar Corp.	4,907	67,569
Trinseo SA	6,699	400,868
Tronox Holdings PLC Class A	19,869	445,066
Valvoline, Inc.	31,641	1,027,067
Westlake Chemical Corp.	5,796	522,162
WR Grace & Co.	9,776	675,717
Zymergen, Inc. (c)	3,300	132,033
		22,187,117
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ABM Industries, Inc.	11,700	518,895
ACCO Brands Corp.	17,542	151,387
ADT, Inc. (d)	27,580	297,588
Brady Corp. Class A	8,200	459,528
BrightView Holdings, Inc. (c)	7,800	125,736
Brink's Co.	8,414	646,532
Security Description	Shares	Value
Casella Waste Systems, Inc. Class A (c)	8,500	$ 539,155
CECO Environmental Corp. (c)	5,843	41,836
Cimpress PLC (c)	3,033	328,808
Clean Harbors, Inc. (c)	8,853	824,568
CompX International, Inc.	300	6,231
CoreCivic, Inc. REIT (c)	20,825	218,038
Covanta Holding Corp.	20,800	366,288
Deluxe Corp.	7,376	352,351
Driven Brands Holdings, Inc. (c)	6,400	197,888
Ennis, Inc.	4,897	105,383
Harsco Corp. (c)	13,525	276,180
Healthcare Services Group, Inc.	13,065	412,462
Heritage-Crystal Clean, Inc. (c)	2,934	87,081
Herman Miller, Inc.	10,300	485,542
HNI Corp.	7,589	333,688
IAA, Inc. (c)	23,533	1,283,490
Interface, Inc.	10,062	153,949
KAR Auction Services, Inc. (c)	21,692	380,695
Kimball International, Inc. Class B	6,765	88,960
Knoll, Inc.	8,233	213,976
Matthews International Corp. Class A	5,331	191,703
Montrose Environmental Group, Inc. (c)	4,100	220,006
MSA Safety, Inc.	6,428	1,064,348
NL Industries, Inc.	1,531	9,951
Pitney Bowes, Inc.	30,464	267,169
RR Donnelley & Sons Co. (c)	12,400	77,872
SP Plus Corp. (c)	4,400	134,596
Steelcase, Inc. Class A	16,300	246,293
Stericycle, Inc. (c)	15,994	1,144,371
Team, Inc. (c)	5,500	36,850
Tetra Tech, Inc.	9,395	1,146,566
UniFirst Corp.	2,578	604,902
US Ecology, Inc. (c)	5,461	204,897
Viad Corp. (c)	3,554	177,167
VSE Corp.	1,880	93,079
		14,516,005
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc.	9,037	186,614
Aviat Networks, Inc. (c)	1,700	55,709
CalAmp Corp. (c)	6,500	82,680
Calix, Inc. (c)	9,500	451,250
Cambium Networks Corp. (c)	1,500	72,525
Casa Systems, Inc. (c)	5,899	52,324
Ciena Corp. (c)	26,897	1,530,170
Clearfield, Inc. (c)	2,100	78,645
CommScope Holding Co., Inc. (c)	35,055	747,022
Comtech Telecommunications Corp.	4,698	113,504
Digi International, Inc. (c)	5,570	112,013
DZS, Inc. (c)	2,760	57,270
EchoStar Corp. Class A (c)	7,241	175,884

See accompanying notes to financial statements.
169

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
EMCORE Corp. (c)	6,400	$ 59,008
Extreme Networks, Inc. (c)	21,400	238,824
Harmonic, Inc. (c)	15,500	132,060
Infinera Corp. (c) (d)	31,100	317,220
Inseego Corp. (c) (d)	13,217	133,360
KVH Industries, Inc. (c)	3,132	38,524
Lumentum Holdings, Inc. (c)	13,182	1,081,319
NETGEAR, Inc. (c)	5,189	198,843
NetScout Systems, Inc. (c)	12,207	348,388
Plantronics, Inc. (c) (d)	5,948	248,210
Ribbon Communications, Inc. (c)	12,900	98,169
Ubiquiti, Inc.	1,138	355,272
Viasat, Inc. (c)	10,811	538,820
Viavi Solutions, Inc. (c)	39,858	703,892
		8,207,519
CONSTRUCTION & ENGINEERING — 0.7%
AECOM (c)	24,404	1,545,261
Ameresco, Inc. Class A (c)	4,700	294,784
API Group Corp. (c) (e)	31,223	652,248
Arcosa, Inc.	8,386	492,594
Argan, Inc.	2,839	135,676
Comfort Systems USA, Inc.	6,225	490,468
Concrete Pumping Holdings, Inc. (c) (d)	4,831	40,919
Construction Partners, Inc. Class A (c)	5,298	166,357
Dycom Industries, Inc. (c)	5,252	391,432
EMCOR Group, Inc.	9,353	1,152,196
Fluor Corp. (c) (d)	24,809	439,119
Granite Construction, Inc.	7,979	331,368
Great Lakes Dredge & Dock Corp. (c)	12,050	176,051
HC2 Holdings, Inc. (c) (d)	9,058	36,051
IES Holdings, Inc. (c)	1,500	77,040
Infrastructure and Energy Alternatives, Inc. (c)	3,600	46,296
MasTec, Inc. (c) (d)	9,772	1,036,809
Matrix Service Co. (c)	4,900	51,450
MYR Group, Inc. (c)	2,848	258,940
Northwest Pipe Co. (c)	1,800	50,850
NV5 Global, Inc. (c)	2,044	193,178
Primoris Services Corp.	9,154	269,402
Sterling Construction Co., Inc. (c)	5,200	125,476
Tutor Perini Corp. (c)	7,700	106,645
Valmont Industries, Inc.	3,657	863,235
WillScot Mobile Mini Holdings Corp. (c)	32,413	903,350
		10,327,195
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	7,144	1,015,234
Forterra, Inc. (c)	5,504	129,399
Summit Materials, Inc. Class A (c)	20,412	711,358
Security Description	Shares	Value
United States Lime & Minerals, Inc.	381	$ 52,994
US Concrete, Inc. (c)	2,829	208,780
		2,117,765
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	64,612	3,220,262
Atlanticus Holdings Corp. (c)	1,000	39,700
Credit Acceptance Corp. (c) (d)	1,608	730,209
Curo Group Holdings Corp.	3,430	58,310
Encore Capital Group, Inc. (c)	5,351	253,584
Enova International, Inc. (c)	6,600	225,786
EZCORP, Inc. Class A (c)	9,000	54,270
FirstCash, Inc.	7,015	536,227
Green Dot Corp. Class A (c)	9,300	435,705
LendingClub Corp. (c)	16,906	306,506
LendingTree, Inc. (c)	1,988	421,217
Navient Corp.	30,704	593,508
Nelnet, Inc. Class A	2,942	221,327
OneMain Holdings, Inc.	15,444	925,250
Oportun Financial Corp. (c)	3,751	75,132
PRA Group, Inc. (c)	7,872	302,836
Prog Holdings, Inc.	11,697	562,977
Regional Management Corp.	1,600	74,464
Santander Consumer USA Holdings, Inc.	10,564	383,684
SLM Corp.	56,112	1,174,985
Upstart Holdings, Inc. (c)	2,120	264,788
World Acceptance Corp. (c)	828	132,679
		10,993,406
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	11,475	1,616,139
Ardagh Group SA	3,500	85,820
Berry Global Group, Inc. (c)	23,587	1,538,344
Crown Holdings, Inc.	22,610	2,310,968
Graphic Packaging Holding Co.	49,267	893,704
Greif, Inc. Class A	4,500	272,475
Greif, Inc. Class B	1,142	67,378
Myers Industries, Inc.	6,795	142,695
O-I Glass, Inc. (c)	27,528	449,532
Pactiv Evergreen, Inc.	7,500	113,025
Ranpak Holdings Corp. (c)	5,500	137,665
Silgan Holdings, Inc.	14,568	604,572
Sonoco Products Co.	17,478	1,169,278
UFP Technologies, Inc. (c)	1,300	74,646
		9,476,241
DISTRIBUTORS — 0.0% (a)
Core-Mark Holding Co., Inc.	7,752	348,918
Funko, Inc. Class A (c)	4,650	98,952
Greenlane Holdings, Inc. Class A (c) (d)	1,600	7,152
		455,022
DIVERSIFIED CONSUMER SERVICES — 0.8%
Adtalem Global Education, Inc. (c)	8,674	309,141

See accompanying notes to financial statements.
170

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
American Public Education, Inc. (c)	2,700	$ 76,518
Bright Horizons Family Solutions, Inc. (c)	10,561	1,553,629
Carriage Services, Inc.	3,096	114,459
Chegg, Inc. (c)	24,457	2,032,621
Coursera, Inc. (c)	2,100	83,076
frontdoor, Inc. (c)	15,011	747,848
Graham Holdings Co. Class B	652	413,303
Grand Canyon Education, Inc. (c)	7,978	717,781
H&R Block, Inc.	31,900	749,012
Houghton Mifflin Harcourt Co. (c)	19,999	220,789
Laureate Education, Inc. Class A (c)	18,370	266,549
OneSpaWorld Holdings, Ltd. (c)	8,600	83,334
Perdoceo Education Corp. (c)	13,112	160,884
Regis Corp. (c) (d)	4,506	42,176
Service Corp. International	28,583	1,531,763
StoneMor, Inc. (c)	5,600	14,672
Strategic Education, Inc.	4,246	322,951
Stride, Inc. (c)	7,005	225,071
Terminix Global Holdings, Inc. (c)	22,473	1,072,187
Vivint Smart Home, Inc. (c)	15,113	199,491
WW International, Inc. (c)	9,100	328,874
		11,266,129
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp.	2,776	80,532
A-Mark Precious Metals, Inc.	1,000	46,500
Banco Latinoamericano de Comercio Exterior SA Class E	5,900	90,683
Cannae Holdings, Inc. (c)	15,200	515,432
Equitable Holdings, Inc.	66,946	2,038,506
Marlin Business Services Corp.	1,600	36,416
Voya Financial, Inc. (d)	21,041	1,294,021
		4,102,090
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Anterix, Inc. (c)	2,107	126,399
ATN International, Inc.	2,157	98,122
Bandwidth, Inc. Class A (c) (d)	4,002	551,956
Cincinnati Bell, Inc. (c)	9,474	146,089
Cogent Communications Holdings, Inc.	7,396	568,678
Consolidated Communications Holdings, Inc. (c)	13,749	120,854
Globalstar, Inc. (c)	105,800	188,324
IDT Corp. Class B (c)	3,800	140,448
Iridium Communications, Inc. (c)	20,675	826,793
Liberty Latin America, Ltd. Class C (c)	26,900	379,290
Ooma, Inc. (c)	4,100	77,326
ORBCOMM, Inc. (c)	14,011	157,484
Security Description	Shares	Value
Radius Global Infrastructure, Inc. Class A (c) (d)	7,700	$ 111,650
		3,493,413
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	9,062	634,159
Avangrid, Inc. (d)	10,000	514,300
Hawaiian Electric Industries, Inc.	18,483	781,461
IDACORP, Inc.	8,738	851,955
MGE Energy, Inc.	6,362	473,587
OGE Energy Corp.	34,817	1,171,592
Otter Tail Corp.	7,176	350,261
PG&E Corp. (c)	263,536	2,680,161
PNM Resources, Inc.	14,851	724,283
Portland General Electric Co.	15,639	720,645
Spark Energy, Inc. Class A (d)	2,296	26,014
		8,928,418
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	6,182	1,156,220
Advent Technologies Holdings, Inc. (c)	3,000	28,920
Allied Motion Technologies, Inc.	2,043	70,545
American Superconductor Corp. (c)	5,000	86,950
Array Technologies, Inc. (c)	22,100	344,760
Atkore, Inc. (c)	8,100	575,100
AZZ, Inc.	4,293	222,292
Babcock & Wilcox Enterprises, Inc. (c)	9,700	76,436
Beam Global (c) (d)	1,500	57,465
Bloom Energy Corp. Class A (c) (d)	24,176	649,609
ChargePoint Holdings, Inc. (c)	21,800	757,332
Encore Wire Corp.	3,534	267,842
EnerSys	7,441	727,209
Eos Energy Enterprises, Inc. (c)	3,100	55,676
FTC Solar, Inc. (c)	3,300	43,923
FuelCell Energy, Inc. (c) (d)	56,677	504,425
GrafTech International, Ltd.	29,750	345,695
Hubbell, Inc.	9,425	1,760,967
nVent Electric PLC	29,000	905,960
Plug Power, Inc. (c) (d)	87,375	2,987,351
Powell Industries, Inc.	1,700	52,615
Preformed Line Products Co.	600	44,520
Regal Beloit Corp.	7,098	947,654
Romeo Power, Inc. (c) (d)	7,300	59,422
Sensata Technologies Holding PLC (c)	27,147	1,573,712
Shoals Technologies Group, Inc. Class A (c)	15,500	550,250
Stem, Inc. (c) (d)	10,900	392,509
Sunrun, Inc. (c) (d)	34,789	1,940,530
Thermon Group Holdings, Inc. (c)	6,180	105,307
TPI Composites, Inc. (c)	5,900	285,678
Vertiv Holdings Co.	49,100	1,340,430

See accompanying notes to financial statements.
171

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Vicor Corp. (c)	3,676	$ 388,700
		19,306,004
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
908 Devices, Inc. (c) (d)	1,400	54,250
Advanced Energy Industries, Inc.	6,654	749,972
Aeva Technologies, Inc. (c)	4,300	45,451
Akoustis Technologies, Inc. (c)	6,800	72,828
Arlo Technologies, Inc. (c)	14,817	100,311
Arrow Electronics, Inc. (c)	12,848	1,462,488
Avnet, Inc.	17,397	697,272
Badger Meter, Inc.	5,076	498,057
Belden, Inc.	7,763	392,575
Benchmark Electronics, Inc.	6,231	177,334
Cognex Corp.	29,840	2,508,052
Coherent, Inc. (c)	4,238	1,120,273
CTS Corp.	5,487	203,897
Daktronics, Inc. (c)	6,945	45,767
ePlus, Inc. (c)	2,318	200,947
Fabrinet (c)	6,400	613,568
FARO Technologies, Inc. (c)	3,188	247,931
Identiv, Inc. (c)	3,600	61,200
II-VI, Inc. (c) (d)	18,266	1,325,929
Insight Enterprises, Inc. (c)	6,078	607,861
Iteris, Inc. (c)	7,700	51,205
Itron, Inc. (c)	7,799	779,744
Jabil, Inc.	25,267	1,468,518
Kimball Electronics, Inc. (c)	4,544	98,787
Knowles Corp. (c)	15,468	305,338
Littelfuse, Inc.	4,223	1,075,978
Luna Innovations, Inc. (c)	5,400	58,482
Methode Electronics, Inc.	6,649	327,197
MicroVision, Inc. (c) (d)	27,600	462,300
Napco Security Technologies, Inc. (c)	2,678	97,399
National Instruments Corp.	22,882	967,451
nLight, Inc. (c)	6,688	242,641
Novanta, Inc. (c)	6,126	825,540
OSI Systems, Inc. (c)	2,939	298,720
Ouster, Inc. (c)	5,100	63,699
PAR Technology Corp. (c) (d)	3,600	251,784
PC Connection, Inc.	2,060	95,316
Plexus Corp. (c)	4,900	447,909
Rogers Corp. (c)	3,210	644,568
Sanmina Corp. (c)	11,175	435,378
ScanSource, Inc. (c)	4,809	135,277
SYNNEX Corp.	7,284	886,900
TTM Technologies, Inc. (c)	19,100	273,130
Velodyne Lidar, Inc. (c)	12,300	130,872
Vishay Intertechnology, Inc.	23,245	524,175
Vishay Precision Group, Inc. (c)	2,400	81,696
Vontier Corp.	29,500	961,110
		23,177,077
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	24,542	$ 218,669
Aspen Aerogels, Inc. (c)	3,900	116,688
Bristow Group, Inc. (c)	1,233	31,577
Cactus, Inc. Class A	9,143	335,731
ChampionX Corp. (c)	35,200	902,880
DMC Global, Inc. (c)	2,800	157,388
Dril-Quip, Inc. (c)	6,075	205,517
Frank's International NV (c)	29,300	88,779
FTS International, Inc. Class A (c)	1,500	42,435
Helix Energy Solutions Group, Inc. (c)	27,009	154,221
Helmerich & Payne, Inc.	18,300	597,129
Liberty Oilfield Services, Inc. Class A (c)	15,700	222,312
Nabors Industries, Ltd. (c)	1,327	151,597
National Energy Services Reunited Corp. (c) (d)	3,900	55,575
Newpark Resources, Inc. (c)	16,800	58,128
NexTier Oilfield Solutions, Inc. (c)	30,598	145,647
Oceaneering International, Inc. (c)	17,381	270,622
Oil States International, Inc. (c)	11,466	90,008
Patterson-UTI Energy, Inc.	32,360	321,658
ProPetro Holding Corp. (c)	15,199	139,223
RPC, Inc. (c)	10,710	53,015
Select Energy Services, Inc. Class A (c)	11,192	67,600
Solaris Oilfield Infrastructure, Inc. Class A	5,500	53,570
TETRA Technologies, Inc. (c)	21,400	92,876
Tidewater, Inc. (c)	7,625	91,881
US Silica Holdings, Inc. (c)	12,688	146,673
		4,811,399
ENTERTAINMENT — 2.0%
AMC Entertainment Holdings, Inc. Class A (c)	70,611	4,002,231
Chicken Soup For The Soul Entertainment, Inc. (c)	2,000	82,800
Cinemark Holdings, Inc. (c) (d)	18,838	413,494
CuriosityStream, Inc. (c) (d)	4,500	61,380
Eros STX Global Corp. (c)	30,047	45,972
IMAX Corp. (c)	8,633	185,610
Liberty Media Corp.-Liberty Braves Class A (c) (d)	1,938	54,690
Liberty Media Corp.-Liberty Braves Class C (c)	6,375	177,034
Liberty Media Corp.-Liberty Formula One Class A (c)	4,401	187,615
Liberty Media Corp.-Liberty Formula One Class C (c)	34,586	1,667,391
Lions Gate Entertainment Corp. Class A (c)	10,124	209,567
Lions Gate Entertainment Corp. Class B (c)	20,089	367,629

See accompanying notes to financial statements.
172

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
LiveXLive Media, Inc. (c) (d)	9,299	$ 43,891
Madison Square Garden Entertainment Corp. (c)	3,260	273,742
Madison Square Garden Sports Corp. (c)	3,337	575,866
Marcus Corp. (c) (d)	4,237	89,867
Playtika Holding Corp. (c)	13,400	319,456
Roku, Inc. (c)	20,087	9,224,955
Skillz, Inc. (c)	51,400	1,116,408
Spotify Technology SA (c)	23,816	6,563,451
World Wrestling Entertainment, Inc. Class A (d)	7,842	453,973
Zynga, Inc. Class A (c)	174,232	1,852,086
		27,969,108
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.1%
Acadia Realty Trust REIT	14,647	321,648
Agree Realty Corp. REIT	11,656	821,631
Alexander & Baldwin, Inc. REIT	12,538	229,696
Alexander's, Inc. REIT	402	107,716
American Assets Trust, Inc. REIT	8,717	325,057
American Campus Communities, Inc. REIT	23,909	1,117,029
American Finance Trust, Inc. REIT	20,644	175,061
American Homes 4 Rent Class A REIT	48,516	1,884,847
Americold Realty Trust REIT (d)	44,066	1,667,898
Apartment Income REIT Corp.	27,300	1,294,839
Apartment Investment & Management Co. Class A REIT	25,800	173,118
Apple Hospitality REIT, Inc.	36,600	558,516
Armada Hoffler Properties, Inc. REIT	10,900	144,861
Ashford Hospitality Trust, Inc. REIT (c) (d)	19,100	87,096
Braemar Hotels & Resorts, Inc. REIT (c)	7,800	48,438
Brandywine Realty Trust REIT (d)	29,600	405,816
Brixmor Property Group, Inc. REIT	51,648	1,182,223
Broadstone Net Lease, Inc. REIT (d)	24,800	580,568
Brookfield Property REIT, Inc. Class A	5,600	105,784
BRT Apartments Corp. REIT	2,000	34,680
Camden Property Trust REIT	16,466	2,184,544
CareTrust REIT, Inc.	16,828	390,914
CatchMark Timber Trust, Inc. Class A REIT	9,200	107,640
Centerspace REIT	2,465	194,489
Chatham Lodging Trust REIT (c)	8,760	112,741
City Office REIT, Inc.	8,000	99,440
Clipper Realty, Inc. REIT	2,793	20,529
Security Description	Shares	Value
Columbia Property Trust, Inc. REIT	19,994	$ 347,696
Community Healthcare Trust, Inc. REIT	4,247	201,563
CorePoint Lodging, Inc. REIT (c)	7,380	78,966
CoreSite Realty Corp. REIT	7,392	994,963
Corporate Office Properties Trust REIT	19,700	551,403
Cousins Properties, Inc. REIT	25,829	949,991
CTO Realty Growth, Inc. REIT	1,145	61,280
CubeSmart REIT	34,988	1,620,644
CyrusOne, Inc. REIT	21,382	1,529,241
DiamondRock Hospitality Co. REIT (c)	36,300	352,110
DigitalBridge Group, Inc. REIT (c) (d)	82,918	655,052
Diversified Healthcare Trust REIT	41,177	172,120
Douglas Emmett, Inc. REIT	29,037	976,224
Easterly Government Properties, Inc. REIT	14,600	307,768
EastGroup Properties, Inc. REIT	6,935	1,140,461
Empire State Realty Trust, Inc. Class A REIT (d)	24,924	299,088
EPR Properties REIT (c)	12,949	682,153
Equity Commonwealth REIT	20,381	533,982
Equity LifeStyle Properties, Inc. REIT	30,268	2,249,215
Essential Properties Realty Trust, Inc. REIT	20,313	549,264
Farmland Partners, Inc. REIT (d)	4,900	59,045
First Industrial Realty Trust, Inc. REIT	22,415	1,170,735
Four Corners Property Trust, Inc. REIT	13,209	364,701
Franklin Street Properties Corp. REIT	19,683	103,533
Gaming and Leisure Properties, Inc. REIT	38,464	1,782,037
GEO Group, Inc. REIT (d)	22,280	158,634
Getty Realty Corp. REIT	6,674	207,895
Gladstone Commercial Corp. REIT	6,430	145,061
Gladstone Land Corp. REIT (d)	4,100	98,646
Global Medical REIT, Inc.	8,300	122,508
Global Net Lease, Inc. REIT	16,682	308,617
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (d)	13,345	749,322
Healthcare Realty Trust, Inc. REIT	24,682	745,396
Healthcare Trust of America, Inc. Class A REIT	37,996	1,014,493
Hersha Hospitality Trust REIT (c)	6,376	68,606

See accompanying notes to financial statements.
173

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	17,970	$ 811,705
Hudson Pacific Properties, Inc. REIT	25,737	716,003
Independence Realty Trust, Inc. REIT	17,773	324,002
Indus Realty Trust, Inc. REIT	662	43,460
Industrial Logistics Properties Trust REIT	11,228	293,500
Innovative Industrial Properties, Inc. REIT (d)	4,088	780,890
Invitation Homes, Inc. REIT	99,062	3,694,022
iStar, Inc. REIT (d)	12,275	254,461
JBG SMITH Properties REIT	21,722	684,460
Kilroy Realty Corp. REIT	20,240	1,409,514
Kite Realty Group Trust REIT	14,429	317,582
Lamar Advertising Co. Class A REIT	15,055	1,572,043
Lexington Realty Trust REIT	47,800	571,210
Life Storage, Inc. REIT	13,357	1,433,874
LTC Properties, Inc. REIT	6,724	258,134
Macerich Co. REIT	34,258	625,209
Mack-Cali Realty Corp. REIT (c)	15,247	261,486
Medical Properties Trust, Inc. REIT	101,061	2,031,326
Monmouth Real Estate Investment Corp. REIT	16,579	310,359
National Health Investors, Inc. REIT	7,545	505,892
National Retail Properties, Inc. REIT	30,463	1,428,105
National Storage Affiliates Trust REIT	12,200	616,832
NETSTREIT Corp.	4,200	96,852
New Senior Investment Group, Inc. REIT	15,507	136,151
NexPoint Residential Trust, Inc. REIT	3,848	211,563
Office Properties Income Trust REIT	8,327	244,064
Omega Healthcare Investors, Inc. REIT	41,007	1,488,144
One Liberty Properties, Inc. REIT	3,038	86,249
Outfront Media, Inc. REIT (c)	25,367	609,569
Paramount Group, Inc. REIT	32,553	327,809
Park Hotels & Resorts, Inc. REIT (c)	40,934	843,650
Pebblebrook Hotel Trust REIT (d)	22,657	533,572
Physicians Realty Trust REIT	37,617	694,786
Piedmont Office Realty Trust, Inc. Class A REIT	21,605	399,044
Plymouth Industrial REIT, Inc.	4,700	94,094
Postal Realty Trust, Inc. Class A REIT	2,100	38,304
PotlatchDeltic Corp. REIT	11,428	607,398
Security Description	Shares	Value
Preferred Apartment Communities, Inc. Class A REIT	8,897	$ 86,746
PS Business Parks, Inc. REIT	3,449	510,728
QTS Realty Trust, Inc. Class A REIT	11,894	919,406
Rayonier, Inc. REIT	24,127	866,883
Retail Opportunity Investments Corp. REIT	20,300	358,498
Retail Properties of America, Inc. Class A REIT	37,403	428,264
Retail Value, Inc. REIT	3,096	67,338
Rexford Industrial Realty, Inc. REIT	23,443	1,335,079
RLJ Lodging Trust REIT	28,555	434,893
RPT Realty REIT	14,000	181,720
Ryman Hospitality Properties, Inc. REIT (c)	9,327	736,460
Sabra Health Care REIT, Inc.	37,355	679,861
Safehold, Inc. REIT (d)	3,147	247,040
Saul Centers, Inc. REIT	2,312	105,080
Seritage Growth Properties Class A REIT (c)	6,438	118,459
Service Properties Trust REIT	28,574	360,032
SITE Centers Corp. REIT	29,801	448,803
SL Green Realty Corp. REIT (d)	12,200	976,000
Spirit Realty Capital, Inc. REIT	20,048	959,096
STAG Industrial, Inc. REIT	27,850	1,042,426
STORE Capital Corp. REIT	42,623	1,470,920
Summit Hotel Properties, Inc. REIT (c)	19,500	181,935
Sun Communities, Inc. REIT	19,321	3,311,619
Sunstone Hotel Investors, Inc. REIT (c)	37,519	465,986
Tanger Factory Outlet Centers, Inc. REIT (d)	17,187	323,975
Terreno Realty Corp. REIT	11,924	769,336
UMH Properties, Inc. REIT	7,000	152,740
Uniti Group, Inc. REIT	33,670	356,565
Universal Health Realty Income Trust REIT	2,188	134,671
Urban Edge Properties REIT	20,200	385,820
Urstadt Biddle Properties, Inc. Class A REIT	5,640	109,303
VEREIT, Inc.	39,955	1,835,133
VICI Properties, Inc. REIT (d)	93,693	2,906,357
Washington Real Estate Investment Trust	14,802	340,446
Weingarten Realty Investors REIT	20,925	671,065
Whitestone REIT	7,500	61,875
WP Carey, Inc. REIT	30,767	2,295,834
Xenia Hotels & Resorts, Inc. REIT (c)	19,900	372,727
		88,093,669
FOOD & STAPLES RETAILING — 0.6%
Albertsons Cos., Inc. Class A (d)	27,200	534,752

See accompanying notes to financial statements.
174

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Andersons, Inc.	5,885	$ 179,669
BJ's Wholesale Club Holdings, Inc. (c)	23,800	1,132,404
Casey's General Stores, Inc.	6,435	1,252,508
Chefs' Warehouse, Inc. (c)	5,700	181,431
Grocery Outlet Holding Corp. (c) (d)	15,345	531,858
HF Foods Group, Inc. (c) (d)	6,700	35,443
Ingles Markets, Inc. Class A	2,456	143,111
MedAvail Holdings, Inc. (c)	2,000	24,500
Natural Grocers by Vitamin Cottage, Inc.	1,700	18,258
Performance Food Group Co. (c)	22,884	1,109,645
PriceSmart, Inc.	4,091	372,322
Rite Aid Corp. (c) (d)	10,366	168,966
SpartanNash Co.	6,709	129,551
Sprouts Farmers Market, Inc. (c)	20,675	513,774
United Natural Foods, Inc. (c)	9,699	358,669
US Foods Holding Corp. (c)	38,554	1,478,931
Village Super Market, Inc. Class A	1,669	39,238
Weis Markets, Inc.	1,815	93,763
		8,298,793
FOOD PRODUCTS — 1.1%
AppHarvest, Inc. (c)	8,400	134,400
B&G Foods, Inc. (d)	11,200	367,360
Beyond Meat, Inc. (c) (d)	10,062	1,584,665
Bunge, Ltd.	24,021	1,877,241
Calavo Growers, Inc.	3,181	201,739
Cal-Maine Foods, Inc.	6,162	223,126
Darling Ingredients, Inc. (c)	28,205	1,903,838
Flowers Foods, Inc.	32,731	792,090
Fresh Del Monte Produce, Inc.	5,947	195,537
Freshpet, Inc. (c)	7,142	1,163,860
Hain Celestial Group, Inc. (c)	14,701	589,804
Hostess Brands, Inc. (c)	22,700	367,513
Ingredion, Inc.	11,657	1,054,959
J&J Snack Foods Corp.	2,612	455,559
John B Sanfilippo & Son, Inc.	1,670	147,912
Laird Superfood, Inc. (c) (d)	600	17,922
Lancaster Colony Corp.	3,328	644,001
Landec Corp. (c)	4,900	55,125
Limoneira Co.	2,900	50,895
Mission Produce, Inc. (c)	1,400	28,994
Pilgrim's Pride Corp. (c)	8,321	184,560
Post Holdings, Inc. (c)	10,313	1,118,651
Sanderson Farms, Inc.	3,559	668,985
Seaboard Corp.	44	170,224
Seneca Foods Corp. Class A (c)	1,249	63,799
Simply Good Foods Co. (c)	14,800	540,348
Tattooed Chef, Inc. (c)	8,200	175,890
Tootsie Roll Industries, Inc. (d)	3,086	104,646
TreeHouse Foods, Inc. (c)	9,081	404,286
Utz Brands, Inc.	10,300	224,437
Security Description	Shares	Value
Vital Farms, Inc. (c)	4,500	$ 89,820
Whole Earth Brands, Inc. (c)	6,500	94,250
		15,696,436
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A	6,082	458,583
Chesapeake Utilities Corp.	3,021	363,517
National Fuel Gas Co.	15,270	797,857
New Jersey Resources Corp.	16,744	662,560
Northwest Natural Holding Co.	5,260	276,255
ONE Gas, Inc.	9,121	676,049
South Jersey Industries, Inc.	17,962	465,755
Southwest Gas Holdings, Inc.	10,039	664,481
Spire, Inc.	8,839	638,795
UGI Corp.	36,335	1,682,674
		6,686,526
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Accelerate Diagnostics, Inc. (c)	6,200	49,972
Accuray, Inc. (c) (d)	17,421	78,743
Acutus Medical, Inc. (c) (d)	2,700	45,846
Alphatec Holdings, Inc. (c)	10,400	159,328
AngioDynamics, Inc. (c)	6,397	173,551
Apyx Medical Corp. (c)	6,195	63,870
Asensus Surgical, Inc. (c)	40,800	129,336
Aspira Women's Health, Inc. (c) (d)	12,600	70,812
AtriCure, Inc. (c)	7,800	618,774
Atrion Corp.	268	166,409
Avanos Medical, Inc. (c)	8,300	301,871
AxoGen, Inc. (c)	7,100	153,431
Axonics, Inc. (c) (d)	7,263	460,547
BioLife Solutions, Inc. (c)	2,720	121,067
Bioventus, Inc. Class A (c)	1,500	26,400
Butterfly Network, Inc. (c)	5,700	82,536
Cardiovascular Systems, Inc. (c)	6,850	292,153
Cerus Corp. (c) (d)	31,009	183,263
ClearPoint Neuro, Inc. (c) (d)	3,300	62,997
CONMED Corp.	5,048	693,747
CryoLife, Inc. (c)	6,592	187,213
CryoPort, Inc. (c) (d)	7,100	448,010
Cutera, Inc. (c)	3,300	161,799
CytoSorbents Corp. (c) (d)	7,660	57,833
DarioHealth Corp. (c) (d)	2,400	51,264
Eargo, Inc. (c)	1,500	59,865
Envista Holdings Corp. (c)	28,068	1,212,818
Glaukos Corp. (c)	7,786	660,486
Globus Medical, Inc. Class A (c)	13,432	1,041,383
Haemonetics Corp. (c)	8,793	585,966
Heska Corp. (c)	1,621	372,392
Hill-Rom Holdings, Inc.	11,640	1,322,188
ICU Medical, Inc. (c)	3,445	708,981
Inari Medical, Inc. (c)	5,939	553,990
Inogen, Inc. (c)	3,492	227,574
Insulet Corp. (c)	11,538	3,167,296

See accompanying notes to financial statements.
175

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Integer Holdings Corp. (c)	5,683	$ 535,339
Integra LifeSciences Holdings Corp. (c)	12,593	859,346
Intersect ENT, Inc. (c)	6,130	104,762
Invacare Corp. (c) (d)	6,300	50,841
iRadimed Corp. (c)	1,100	32,351
iRhythm Technologies, Inc. (c)	5,126	340,110
Lantheus Holdings, Inc. (c)	11,661	322,310
LeMaitre Vascular, Inc.	3,151	192,274
LivaNova PLC (c)	8,550	719,140
Masimo Corp. (c)	8,741	2,119,255
Meridian Bioscience, Inc. (c)	7,371	163,489
Merit Medical Systems, Inc. (c)	8,900	575,474
Mesa Laboratories, Inc.	898	243,511
Misonix, Inc. (c)	2,300	51,014
Natus Medical, Inc. (c)	6,373	165,571
Neogen Corp. (c)	18,742	862,882
Neuronetics, Inc. (c)	4,400	70,488
NeuroPace, Inc. (c)	1,200	28,548
Nevro Corp. (c)	6,009	996,232
Novocure, Ltd. (c)	17,855	3,960,596
NuVasive, Inc. (c)	8,980	608,664
OraSure Technologies, Inc. (c)	13,400	135,876
Ortho Clinical Diagnostics Holdings PLC (c)	15,300	327,573
Orthofix Medical, Inc. (c)	3,560	142,792
OrthoPediatrics Corp. (c)	2,468	155,928
Outset Medical, Inc. (c)	8,000	399,840
PAVmed, Inc. (c)	11,600	74,240
Penumbra, Inc. (c)	5,847	1,602,429
Pulmonx Corp. (c)	2,200	97,064
Pulse Biosciences, Inc. (c) (d)	2,712	44,477
Quidel Corp. (c) (d)	6,603	845,976
Quotient, Ltd. (c) (d)	13,400	48,776
Retractable Technologies, Inc. (c) (d)	2,600	30,056
SeaSpine Holdings Corp. (c)	5,000	102,550
Senseonics Holdings, Inc. (c)	72,400	278,016
Shockwave Medical, Inc. (c)	5,841	1,108,213
SI-BONE, Inc. (c)	5,460	171,826
Sientra, Inc. (c) (d)	9,700	77,212
Silk Road Medical, Inc. (c)	5,169	247,388
Solition, Inc. (c)	1,295	29,125
STAAR Surgical Co. (c)	8,169	1,245,772
Stereotaxis, Inc. (c)	8,200	79,048
Surmodics, Inc. (c)	2,581	140,019
Tactile Systems Technology, Inc. (c)	3,300	171,600
Talis Biomedical Corp. (c)	2,500	27,575
Tandem Diabetes Care, Inc. (c)	10,692	1,041,401
TransMedics Group, Inc. (c) (d)	4,800	159,264
Treace Medical Concepts, Inc. (c)	1,900	59,394
Utah Medical Products, Inc.	640	54,426
Vapotherm, Inc. (c)	3,700	87,468
Varex Imaging Corp. (c)	6,600	177,012
Security Description	Shares	Value
ViewRay, Inc. (c)	22,677	$ 149,668
Zynex, Inc. (c) (d)	3,500	54,355
		37,122,267
HEALTH CARE PROVIDERS & SERVICES — 2.0%
1Life Healthcare, Inc. (c)	20,300	671,118
Acadia Healthcare Co., Inc. (c)	15,382	965,221
Accolade, Inc. (c) (d)	8,700	472,497
AdaptHealth Corp. (c) (d)	13,700	375,517
Addus HomeCare Corp. (c)	2,816	245,668
Agiliti, Inc. (c)	3,900	85,293
agilon health, Inc. (c)	8,800	357,016
Alignment Healthcare, Inc. (c)	4,600	107,502
Amedisys, Inc. (c)	5,566	1,363,280
AMN Healthcare Services, Inc. (c)	8,148	790,193
Apollo Medical Holdings, Inc. (c)	6,373	400,288
Apria, Inc. (c)	1,400	39,200
Aveanna Healthcare Holdings, Inc. (c)	6,700	82,879
Biodesix, Inc. (c) (d)	500	6,605
Brookdale Senior Living, Inc. (c)	32,041	253,124
Castle Biosciences, Inc. (c)	3,700	271,321
Chemed Corp.	2,685	1,274,033
Community Health Systems, Inc. (c)	21,767	336,082
CorVel Corp. (c)	1,563	209,911
Covetrus, Inc. (c)	17,980	485,460
Cross Country Healthcare, Inc. (c)	6,758	111,575
Encompass Health Corp.	17,003	1,326,744
Ensign Group, Inc.	9,070	786,097
Exagen, Inc. (c)	900	13,491
Fulgent Genetics, Inc. (c) (d)	3,571	329,353
Guardant Health, Inc. (c)	15,651	1,943,698
Hanger, Inc. (c)	7,050	178,224
HealthEquity, Inc. (c)	14,163	1,139,838
InfuSystem Holdings, Inc. (c)	2,800	58,212
Innovage Holding Corp. (c)	3,200	68,192
Joint Corp. (c)	2,350	197,212
LHC Group, Inc. (c)	5,253	1,051,966
Magellan Health, Inc. (c)	4,143	390,271
MEDNAX, Inc. (c)	13,174	397,196
ModivCare, Inc. (c)	2,114	359,528
Molina Healthcare, Inc. (c)	10,033	2,538,951
National HealthCare Corp.	2,141	149,656
National Research Corp.	2,600	119,340
Oak Street Health, Inc. (c)	18,109	1,060,644
Ontrack, Inc. (c) (d)	1,538	49,954
Option Care Health, Inc. (c)	19,307	422,244
Owens & Minor, Inc.	12,619	534,162
Patterson Cos., Inc.	14,900	452,811
Pennant Group, Inc. (c)	4,417	180,655
PetIQ, Inc. (c) (d)	4,109	158,607
Premier, Inc. Class A	21,345	742,593
Privia Health Group, Inc. (c)	3,400	150,858
Progyny, Inc. (c)	10,900	643,100

See accompanying notes to financial statements.
176

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
R1 RCM, Inc. (c)	22,787	$ 506,783
RadNet, Inc. (c)	7,776	261,973
Select Medical Holdings Corp.	19,234	812,829
Sharps Compliance Corp. (c)	2,600	26,780
Signify Health, Inc. Class A (c)	4,300	130,849
SOC Telemed, Inc. (c)	7,100	40,399
Surgery Partners, Inc. (c)	4,971	331,168
Tenet Healthcare Corp. (c)	18,422	1,234,090
Tivity Health, Inc. (c)	7,597	199,877
Triple-S Management Corp. (c)	4,335	96,540
US Physical Therapy, Inc.	2,222	257,463
Viemed Healthcare, Inc. (c)	6,500	46,475
		28,292,606
HEALTH CARE TECHNOLOGY — 1.4%
Allscripts Healthcare Solutions, Inc. (c)	24,412	451,866
American Well Corp. Class A (c) (d)	33,900	426,462
Castlight Health, Inc. Class B (c)	20,800	54,704
Certara, Inc. (c)	5,900	167,147
Change Healthcare, Inc. (c)	43,010	990,950
Computer Programs & Systems, Inc.	2,404	79,885
Evolent Health, Inc. Class A (c)	13,465	284,381
Forian, Inc. (c)	3,200	40,224
Health Catalyst, Inc. (c) (d)	7,800	432,978
HealthStream, Inc. (c)	4,399	122,908
iCAD, Inc. (c)	3,800	65,778
Inovalon Holdings, Inc. Class A (c)	13,200	449,856
Inspire Medical Systems, Inc. (c)	4,711	910,448
Multiplan Corp. (c)	69,200	658,784
NantHealth, Inc. (c)	5,000	11,600
NextGen Healthcare, Inc. (c)	9,700	160,923
Omnicell, Inc. (c)	7,468	1,131,029
OptimizeRx Corp. (c) (d)	3,096	191,642
Phreesia, Inc. (c)	6,400	392,320
Schrodinger, Inc. (c) (d)	7,808	590,363
Simulations Plus, Inc. (d)	2,897	159,074
Tabula Rasa HealthCare, Inc. (c) (d)	4,065	203,250
Teladoc Health, Inc. (c) (d)	25,576	4,253,033
Veeva Systems, Inc. Class A (c)	23,896	7,430,461
Vocera Communications, Inc. (c)	6,134	244,440
		19,904,506
HOTELS, RESTAURANTS & LEISURE — 2.3%
Accel Entertainment, Inc. (c)	9,500	112,765
Aramark	39,940	1,487,765
Bally's Corp. (c)	5,765	311,944
Biglari Holdings, Inc. Class B (c)	170	27,110
BJ's Restaurants, Inc. (c)	3,906	191,941
Bloomin' Brands, Inc. (c)	15,493	420,480
Security Description	Shares	Value
Bluegreen Vacations Holding Corp. (c)	3,348	$ 60,264
Boyd Gaming Corp. (c)	14,398	885,333
Brinker International, Inc. (c)	7,930	490,470
Carrols Restaurant Group, Inc. (c)	6,400	38,464
Century Casinos, Inc. (c)	5,161	69,312
Cheesecake Factory, Inc. (c)	7,555	409,330
Choice Hotels International, Inc.	6,098	724,808
Churchill Downs, Inc.	6,477	1,284,130
Chuy's Holdings, Inc. (c)	3,753	139,837
Cracker Barrel Old Country Store, Inc.	4,139	614,476
Dave & Buster's Entertainment, Inc. (c)	7,516	305,150
Del Taco Restaurants, Inc.	5,600	56,056
Denny's Corp. (c)	11,741	193,609
Dine Brands Global, Inc. (c)	2,830	252,577
DraftKings, Inc. Class A (c)	53,000	2,765,010
Drive Shack, Inc. (c)	14,400	47,664
El Pollo Loco Holdings, Inc. (c)	3,500	64,015
Everi Holdings, Inc. (c)	14,495	361,505
Fiesta Restaurant Group, Inc. (c)	3,397	45,622
Full House Resorts, Inc. (c)	5,700	56,658
GAN, Ltd. (c) (d)	6,100	100,284
Golden Entertainment, Inc. (c)	3,225	144,480
Golden Nugget Online Gaming, Inc. (c)	5,600	71,456
Hall of Fame Resort & Entertainment Co. (c)	9,600	37,728
Hilton Grand Vacations, Inc. (c)	14,871	615,511
Hyatt Hotels Corp. Class A (c)	7,059	548,061
International Game Technology PLC (c) (d)	17,435	417,743
Jack in the Box, Inc.	3,997	445,426
Kura Sushi USA, Inc. Class A (c) (d)	600	22,806
Lindblad Expeditions Holdings, Inc. (c) (d)	4,889	78,273
Marriott Vacations Worldwide Corp. (c)	7,294	1,161,934
Monarch Casino & Resort, Inc. (c)	2,400	158,808
Nathan's Famous, Inc.	538	38,370
NEOGAMES SA (c)	1,100	67,617
Noodles & Co. (c)	5,800	72,384
ONE Group Hospitality Inc (c)	3,400	37,468
Papa John's International, Inc.	5,688	594,055
Planet Fitness, Inc. Class A (c)	14,543	1,094,361
PlayAGS, Inc. (c)	5,060	50,094
RCI Hospitality Holdings, Inc.	1,600	105,920
Red Robin Gourmet Burgers, Inc. (c)	2,936	97,211
Red Rock Resorts, Inc. Class A (c)	10,786	458,405
Rush Street Interactive, Inc. (c)	9,100	111,566

See accompanying notes to financial statements.
177

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ruth's Hospitality Group, Inc. (c)	6,100	$ 140,483
Scientific Games Corp. Class A (c)	16,664	1,290,460
SeaWorld Entertainment, Inc. (c)	9,009	449,909
Shake Shack, Inc. Class A (c)	6,530	698,841
Six Flags Entertainment Corp. (c)	13,467	582,852
Target Hospitality Corp. (c) (d)	5,600	20,776
Texas Roadhouse, Inc.	12,177	1,171,427
Travel + Leisure Co.	14,800	879,860
Vail Resorts, Inc. (c)	6,935	2,195,066
Wendy's Co.	31,258	732,062
Wingstop, Inc.	5,165	814,159
Wyndham Hotels & Resorts, Inc.	16,016	1,157,797
Yum China Holdings, Inc.	73,491	4,868,779
		32,948,727
HOUSEHOLD DURABLES — 0.9%
Aterian, Inc. (c)	3,400	49,742
Bassett Furniture Industries, Inc.	1,600	38,960
Beazer Homes USA, Inc. (c)	5,396	104,089
Casper Sleep, Inc. (c) (d)	4,800	39,552
Cavco Industries, Inc. (c)	1,572	349,283
Century Communities, Inc.	5,251	349,402
Ethan Allen Interiors, Inc.	4,300	118,680
Flexsteel Industries, Inc.	1,200	48,468
GoPro, Inc. Class A (c)	21,622	251,896
Green Brick Partners, Inc. (c)	5,802	131,937
Hamilton Beach Brands Holding Co. Class A	1,317	29,330
Helen of Troy, Ltd. (c)	4,219	962,438
Hooker Furniture Corp.	2,200	76,208
Hovnanian Enterprises, Inc. Class A (c)	900	95,661
Installed Building Products, Inc.	4,114	503,389
iRobot Corp. (c) (d)	4,843	452,288
KB Home	15,600	635,232
La-Z-Boy, Inc.	7,933	293,838
Legacy Housing Corp. (c)	1,520	25,703
LGI Homes, Inc. (c)	3,881	628,489
Lifetime Brands, Inc.	2,200	32,934
Lovesac Co. (c)	1,887	150,564
M/I Homes, Inc. (c)	4,991	292,822
MDC Holdings, Inc.	9,944	503,166
Meritage Homes Corp. (c)	6,467	608,415
Purple Innovation, Inc. (c)	6,196	163,636
Skyline Champion Corp. (c)	9,137	487,002
Sonos, Inc. (c)	20,930	737,364
Taylor Morrison Home Corp. (c)	21,848	577,224
Tempur Sealy International, Inc.	31,768	1,244,988
Toll Brothers, Inc.	19,584	1,132,151
TopBuild Corp. (c)	5,735	1,134,268
Tri Pointe Homes, Inc. (c)	20,483	438,951
Security Description	Shares	Value
Tupperware Brands Corp. (c)	8,581	$ 203,799
Turtle Beach Corp. (c)	2,700	86,184
Universal Electronics, Inc. (c)	2,539	123,142
VOXX International Corp. (c)	3,700	51,837
Vuzix Corp. (c) (d)	10,200	187,170
		13,340,202
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (c)	1,800	95,274
Central Garden & Pet Co. Class A (c)	6,982	337,230
Energizer Holdings, Inc.	11,858	509,657
Oil-Dri Corp. of America	948	32,403
Reynolds Consumer Products, Inc. (d)	9,400	285,290
Spectrum Brands Holdings, Inc.	7,269	618,156
WD-40 Co.	2,412	618,171
		2,496,181
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Brookfield Renewable Corp. Class A	22,279	934,381
Clearway Energy, Inc. Class A	6,026	151,976
Clearway Energy, Inc. Class C	14,300	378,664
Ormat Technologies, Inc.	7,892	548,731
Sunnova Energy International, Inc. (c)	15,000	564,900
Vistra Corp.	83,607	1,550,910
		4,129,562
INDUSTRIAL CONGLOMERATES — 0.1%
Carlisle Cos., Inc.	8,937	1,710,363
Raven Industries, Inc.	6,222	359,943
		2,070,306
INSURANCE — 2.5%
Alleghany Corp. (c)	2,343	1,562,945
Ambac Financial Group, Inc. (c)	8,594	134,582
American Equity Investment Life Holding Co.	14,872	480,663
American Financial Group, Inc.	11,819	1,474,066
American National Group, Inc.	1,324	196,680
AMERISAFE, Inc.	3,334	199,006
Arch Capital Group, Ltd. (c)	67,767	2,638,847
Argo Group International Holdings, Ltd.	5,560	288,175
Assured Guaranty, Ltd.	12,719	603,898
Athene Holding, Ltd. Class A (c)	20,123	1,358,302
Axis Capital Holdings, Ltd.	13,499	661,586
Brighthouse Financial, Inc. (c)	15,073	686,424
Brown & Brown, Inc.	40,864	2,171,513
BRP Group, Inc. Class A (c)	8,105	215,998
Citizens, Inc. (c) (d)	9,100	48,139
CNA Financial Corp.	4,791	217,943
CNO Financial Group, Inc.	22,879	540,402
Crawford & Co. Class A	3,000	27,210
Donegal Group, Inc. Class A	2,100	30,597

See accompanying notes to financial statements.
178

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
eHealth, Inc. (c)	4,207	$ 245,689
Employers Holdings, Inc.	4,900	209,720
Enstar Group, Ltd. (c)	2,403	574,125
Erie Indemnity Co. Class A	4,340	839,139
Fidelity National Financial, Inc.	48,236	2,096,337
First American Financial Corp.	18,614	1,160,583
Genworth Financial, Inc. Class A (c)	88,382	344,690
GoHealth, Inc. Class A (c)	8,300	93,043
Goosehead Insurance, Inc. Class A	3,119	397,049
Greenlight Capital Re, Ltd. Class A (c)	5,000	45,650
Hanover Insurance Group, Inc.	6,183	838,662
HCI Group, Inc. (d)	973	96,745
Heritage Insurance Holdings, Inc.	4,799	41,175
Horace Mann Educators Corp.	7,200	269,424
Independence Holding Co.	905	41,920
Investors Title Co.	243	42,435
James River Group Holdings, Ltd.	5,900	221,368
Kemper Corp.	10,607	783,857
Kinsale Capital Group, Inc.	3,749	617,723
Lemonade, Inc. (c)	6,700	733,047
Maiden Holdings, Ltd. (c)	12,100	40,777
Markel Corp. (c)	2,354	2,793,515
MBIA, Inc. (c)	9,397	103,367
Mercury General Corp.	4,637	301,173
MetroMile, Inc. (c)	6,400	58,560
National Western Life Group, Inc. Class A	480	107,707
NI Holdings, Inc. (c)	1,700	32,317
Old Republic International Corp.	48,862	1,217,152
Palomar Holdings, Inc. (c)	3,910	295,049
Primerica, Inc.	6,876	1,052,991
ProAssurance Corp.	9,305	211,689
ProSight Global, Inc. (c)	1,700	21,692
Reinsurance Group of America, Inc.	11,846	1,350,444
RenaissanceRe Holdings, Ltd.	8,575	1,276,131
RLI Corp.	6,978	729,829
Safety Insurance Group, Inc.	2,486	194,604
Selective Insurance Group, Inc.	10,298	835,683
Selectquote, Inc. (c)	23,400	450,684
SiriusPoint, Ltd. (c)	15,900	160,113
State Auto Financial Corp.	3,300	56,496
Stewart Information Services Corp.	4,665	264,459
Tiptree, Inc.	4,500	41,850
Trean Insurance Group, Inc. (c)	2,200	33,176
Trupanion, Inc. (c)	6,600	759,660
United Fire Group, Inc.	3,963	109,894
United Insurance Holdings Corp.	3,800	21,660
Universal Insurance Holdings, Inc.	5,117	71,024
Security Description	Shares	Value
Vericity, Inc. (c) (d)	300	$ 2,871
Watford Holdings, Ltd. (c) (d)	3,300	115,467
White Mountains Insurance Group, Ltd.	484	555,647
		36,495,038
INTERACTIVE MEDIA & SERVICES — 1.8%
Cargurus, Inc. (c)	16,100	422,303
Cars.com, Inc. (c)	12,800	183,424
Eventbrite, Inc. Class A (c) (d)	12,193	231,667
EverQuote, Inc. Class A (c)	2,635	86,112
fuboTV, Inc. (c)	22,900	735,319
IAC/InterActiveCorp. (c)	13,337	2,056,165
Liberty TripAdvisor Holdings, Inc. Class A (c)	13,400	54,538
Match Group, Inc. (c)	47,039	7,585,039
MediaAlpha, Inc. Class A (c)	3,400	143,140
Pinterest, Inc. Class A (c)	95,409	7,532,541
QuinStreet, Inc. (c)	9,098	169,041
TripAdvisor, Inc. (c)	17,200	693,160
TrueCar, Inc. (c)	19,266	108,853
Vimeo, Inc. (c)	21,823	1,069,327
Yelp, Inc. (c)	12,591	503,136
Zillow Group, Inc. Class A (c)	10,412	1,275,782
Zillow Group, Inc. Class C (c) (d)	28,579	3,492,925
		26,342,472
INTERNET & DIRECT MARKETING RETAIL — 0.8%
1-800-Flowers.com, Inc. Class A (c)	4,900	156,163
CarParts.com, Inc. (c) (d)	6,500	132,340
DoorDash, Inc. Class A (c)	14,600	2,603,618
Duluth Holdings, Inc. Class B (c)	2,096	43,282
Groupon, Inc. (c) (d)	4,011	173,115
Lands' End, Inc. (c)	2,200	90,310
Liquidity Services, Inc. (c)	5,024	127,861
Overstock.com, Inc. (c)	7,482	689,840
PetMed Express, Inc. (d)	3,668	116,826
Porch Group, Inc. (c)	2,800	54,152
Quotient Technology, Inc. (c)	16,471	178,052
Qurate Retail, Inc. Class A	65,216	853,677
RealReal, Inc. (c) (d)	12,100	239,096
Revolve Group, Inc. (c)	6,300	434,070
Shutterstock, Inc.	4,150	407,405
Stamps.com, Inc. (c)	3,055	611,886
Stitch Fix, Inc. Class A (c)	10,246	617,834
Wayfair, Inc. Class A (c) (d)	13,136	4,147,167
		11,676,694
IT SERVICES — 5.2%
Alliance Data Systems Corp.	8,710	907,495
Amdocs, Ltd.	22,535	1,743,308
BigCommerce Holdings, Inc. (c) (d)	8,100	525,852
BM Technologies, Inc. (c) (d)	4,096	50,954
Brightcove, Inc. (c)	7,371	105,774

See accompanying notes to financial statements.
179

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Cantaloupe, Inc. (c)	10,200	$ 120,972
Cass Information Systems, Inc.	2,736	111,492
Concentrix Corp. (c)	7,374	1,185,739
Conduent, Inc. (c)	29,000	217,500
CSG Systems International, Inc.	5,592	263,830
DigitalOcean Holdings, Inc. (c)	2,200	122,298
EPAM Systems, Inc. (c)	9,360	4,782,586
Euronet Worldwide, Inc. (c)	8,812	1,192,704
EVERTEC, Inc.	10,600	462,690
Evo Payments, Inc. Class A (c)	8,100	224,694
ExlService Holdings, Inc. (c)	5,737	609,614
Fastly, Inc. Class A (c) (d)	18,443	1,099,203
Genpact, Ltd.	31,953	1,451,625
Globant SA (c)	6,818	1,494,369
GoDaddy, Inc. Class A (c)	29,292	2,547,232
GreenBox POS (c)	3,000	35,790
GreenSky, Inc. Class A (c)	11,800	65,490
Grid Dynamics Holdings, Inc. (c) (d)	5,100	76,653
Hackett Group, Inc.	4,790	86,316
I3 Verticals, Inc. Class A (c)	3,500	105,770
IBEX Holdings, Ltd. (c) (d)	1,100	21,472
International Money Express, Inc. (c)	5,400	80,190
Limelight Networks, Inc. (c) (d)	22,799	71,817
LiveRamp Holdings, Inc. (c)	11,285	528,702
Marathon Digital Holdings, Inc. (c)	16,600	520,742
MAXIMUS, Inc.	10,607	933,098
MoneyGram International, Inc. (c)	11,700	117,936
MongoDB, Inc. (c)	9,268	3,350,567
Okta, Inc. (c) (d)	21,718	5,313,960
Paya Holdings, Inc. (c)	14,300	157,586
Paysafe, Ltd. (c)	54,100	655,151
Perficient, Inc. (c)	5,649	454,292
Priority Technology Holdings, Inc. (c)	1,465	11,193
Rackspace Technology, Inc. (c)	6,500	127,465
Repay Holdings Corp. (c)	12,800	307,712
Sabre Corp. (c) (d)	55,335	690,581
Shift4 Payments, Inc. Class A (c)	7,500	702,900
Snowflake, Inc. Class A (c)	20,800	5,029,440
Square, Inc. Class A (c)	68,197	16,626,429
StarTek, Inc. (c)	3,100	22,103
StoneCo, Ltd. Class A (c)	38,560	2,585,834
Switch, Inc. Class A	20,236	427,182
Sykes Enterprises, Inc. (c)	6,675	358,447
TTEC Holdings, Inc.	3,207	330,610
Tucows, Inc. Class A (c) (d)	1,776	142,648
Twilio, Inc. Class A (c)	28,301	11,155,122
Unisys Corp. (c)	11,400	288,534
Verra Mobility Corp. (c) (d)	23,281	357,829
WEX, Inc. (c)	7,816	1,515,522
Security Description	Shares	Value
Wix.com, Ltd. (c)	9,300	$ 2,699,604
		75,174,618
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Acushnet Holdings Corp.	5,972	295,017
American Outdoor Brands, Inc. (c)	2,581	90,696
AMMO, Inc. (c)	11,500	112,585
Brunswick Corp.	13,626	1,357,422
Callaway Golf Co. (c)	20,041	675,983
Clarus Corp.	4,565	117,321
ESC Diamond Resorts, Inc. (c) (f)	1,200	—
Escalade, Inc.	2,000	45,900
Genius Brands International, Inc. (c)	49,200	90,528
Hayward Holdings, Inc. (c)	6,700	174,334
Johnson Outdoors, Inc. Class A	980	118,580
Latham Group, Inc. (c)	4,000	127,840
Malibu Boats, Inc. Class A (c)	3,565	261,421
Marine Products Corp.	1,280	19,763
MasterCraft Boat Holdings, Inc. (c)	3,465	91,095
Mattel, Inc. (c)	61,239	1,230,904
Nautilus, Inc. (c) (d)	5,700	96,045
Peloton Interactive, Inc. Class A (c)	46,103	5,717,694
Polaris, Inc.	10,103	1,383,707
Smith & Wesson Brands, Inc.	9,226	320,142
Sturm Ruger & Co., Inc. (d)	2,985	268,590
Vista Outdoor, Inc. (c)	10,221	473,028
YETI Holdings, Inc. (c)	14,934	1,371,240
		14,439,835
LIFE SCIENCES TOOLS & SERVICES — 1.7%
10X Genomics, Inc. Class A (c)	14,576	2,854,272
Adaptive Biotechnologies Corp. (c)	19,100	780,426
Akoya Biosciences, Inc. (c)	1,300	25,142
Avantor, Inc. (c)	101,151	3,591,872
Berkeley Lights, Inc. (c) (d)	8,347	374,029
Bionano Genomics, Inc. (c)	49,000	359,170
Bio-Techne Corp.	6,744	3,036,554
Bruker Corp.	17,897	1,359,814
ChromaDex Corp. (c) (d)	7,800	76,908
Codexis, Inc. (c)	10,921	247,470
Fluidigm Corp. (c) (d)	13,844	85,279
Harvard Bioscience, Inc. (c)	7,200	59,976
Inotiv, Inc. (c)	2,300	61,364
Luminex Corp.	7,851	288,917
Maravai LifeSciences Holdings, Inc. Class A (c)	13,200	550,836
Medpace Holdings, Inc. (c)	4,986	880,677
NanoString Technologies, Inc. (c)	7,900	511,841
NeoGenomics, Inc. (c)	19,700	889,849
Pacific Biosciences of California, Inc. (c) (d)	33,721	1,179,223

See accompanying notes to financial statements.
180

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Personalis, Inc. (c)	5,000	$ 126,500
PPD, Inc. (c)	27,932	1,287,386
QIAGEN NV (c) (d)	39,581	1,914,929
Quanterix Corp. (c)	5,400	316,764
Repligen Corp. (c)	9,568	1,909,964
Seer, Inc. (c) (d)	2,800	91,784
Sotera Health Co. (c)	13,800	334,374
Syneos Health, Inc. (c)	17,794	1,592,385
		24,787,705
MACHINERY — 2.9%
AGCO Corp.	10,921	1,423,880
AgEagle Aerial Systems, Inc. (c)	11,600	61,132
Alamo Group, Inc.	1,699	259,403
Albany International Corp. Class A	5,371	479,415
Allison Transmission Holdings, Inc.	19,059	757,405
Altra Industrial Motion Corp.	11,268	732,645
Astec Industries, Inc.	3,906	245,844
Barnes Group, Inc.	8,214	420,968
Blue Bird Corp. (c)	2,922	72,641
Chart Industries, Inc. (c)	6,336	927,084
CIRCOR International, Inc. (c)	3,147	102,592
Colfax Corp. (c)	20,427	935,761
Columbus McKinnon Corp.	4,448	214,572
Commercial Vehicle Group, Inc. (c)	5,600	59,528
Crane Co.	8,648	798,816
Desktop Metal, Inc. Class A (c)	14,600	167,900
Donaldson Co., Inc.	21,986	1,396,771
Douglas Dynamics, Inc.	3,873	157,592
Energy Recovery, Inc. (c)	7,600	173,128
Enerpac Tool Group Corp.	10,491	279,270
EnPro Industries, Inc.	3,645	354,112
ESCO Technologies, Inc.	4,428	415,391
Evoqua Water Technologies Corp. (c)	20,100	678,978
ExOne Co. (c) (d)	2,700	58,428
Federal Signal Corp.	10,500	422,415
Flowserve Corp.	22,800	919,296
Franklin Electric Co., Inc.	8,015	646,169
Gates Industrial Corp. PLC (c)	12,700	229,489
Gorman-Rupp Co.	3,300	113,652
Graco, Inc.	29,282	2,216,647
Greenbrier Cos., Inc.	5,594	243,787
Helios Technologies, Inc.	5,648	440,826
Hillenbrand, Inc.	13,068	576,037
Hydrofarm Holdings Group, Inc. (c)	1,800	106,398
Hyliion Holdings Corp. (c) (d)	20,400	237,660
Hyster-Yale Materials Handling, Inc.	1,889	137,859
ITT, Inc.	14,988	1,372,751
John Bean Technologies Corp.	5,476	780,987
Kadant, Inc.	1,980	348,658
Kennametal, Inc.	14,517	521,451
Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	10,005	$ 1,317,759
Lindsay Corp.	1,875	309,900
Luxfer Holdings PLC	5,231	116,390
Lydall, Inc. (c)	3,245	196,387
Manitowoc Co., Inc (c)	6,475	158,638
Mayville Engineering Co., Inc. (c)	1,390	27,953
Meritor, Inc. (c)	12,196	285,630
Middleby Corp. (c)	9,627	1,667,974
Miller Industries, Inc.	2,065	81,444
Mueller Industries, Inc.	9,784	423,745
Mueller Water Products, Inc. Class A	27,422	395,425
Navistar International Corp. (c)	8,700	387,150
Nikola Corp. (c)	34,800	628,488
NN, Inc. (c)	7,816	57,448
Nordson Corp.	10,079	2,212,441
Omega Flex, Inc.	551	80,837
Oshkosh Corp.	11,942	1,488,451
Park-Ohio Holdings Corp.	1,611	51,778
Proto Labs, Inc. (c)	4,785	439,263
RBC Bearings, Inc. (c)	4,317	860,896
REV Group, Inc.	5,200	81,588
Rexnord Corp.	20,790	1,040,332
Shyft Group, Inc.	6,000	224,460
SPX Corp. (c)	7,589	463,536
SPX FLOW, Inc.	7,300	476,252
Standex International Corp.	2,119	201,114
Tennant Co.	3,224	257,436
Terex Corp.	11,892	566,297
Timken Co.	11,258	907,282
Titan International, Inc. (c)	8,800	74,624
Toro Co.	18,774	2,062,887
TriMas Corp. (c)	7,806	236,756
Trinity Industries, Inc. (d)	15,169	407,894
Wabash National Corp.	8,887	142,192
Watts Water Technologies, Inc. Class A	4,786	698,325
Welbilt, Inc. (c)	22,790	527,589
Woodward, Inc.	9,974	1,225,605
		41,269,504
MARINE — 0.1%
Costamare, Inc.	9,600	113,376
Eagle Bulk Shipping, Inc. (c) (d)	1,213	57,399
Genco Shipping & Trading, Ltd.	3,200	60,416
Kirby Corp. (c)	10,440	633,081
Matson, Inc.	7,482	478,848
Safe Bulkers, Inc. (c) (d)	9,660	38,737
		1,381,857
MEDIA — 1.4%
Advantage Solutions, Inc. (c)	13,300	143,507
Altice USA, Inc. Class A (c)	37,300	1,273,422
AMC Networks, Inc. Class A (c)	5,086	339,745
Boston Omaha Corp. Class A (c)	2,465	78,165

See accompanying notes to financial statements.
181

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Cable One, Inc.	929	$ 1,777,000
Cardlytics, Inc. (c) (d)	5,565	706,365
Clear Channel Outdoor Holding, Inc. (c)	63,300	167,112
comScore, Inc. (c)	11,200	56,000
Daily Journal Corp. (c)	227	76,839
Emerald Holding, Inc. (c)	4,400	23,716
Entercom Communications Corp. (c)	21,900	94,389
Entravision Communications Corp. Class A	10,900	72,812
EW Scripps Co. Class A	9,940	202,677
Fluent, Inc. (c) (d)	7,613	22,306
Gannett Co., Inc. (c)	25,214	138,425
Gray Television, Inc.	14,877	348,122
Hemisphere Media Group, Inc. (c)	3,000	35,400
iHeartMedia, Inc. Class A (c)	19,500	525,135
John Wiley & Sons, Inc. Class A	7,540	453,757
Liberty Broadband Corp. Class A (c)	4,364	733,894
Liberty Broadband Corp. Class C (c)	26,487	4,599,732
Liberty Latin America, Ltd. Class A (c)	7,388	102,398
Liberty Media Corp.-Liberty SiriusXM Class A (c)	14,004	652,306
Liberty Media Corp.-Liberty SiriusXM Class C (c)	28,343	1,314,832
Loral Space & Communications, Inc. (d)	2,400	93,240
Magnite, Inc. (c)	18,227	616,802
MDC Partners, Inc. Class A (c)	10,900	63,765
Meredith Corp. (c)	6,938	301,387
MSG Networks, Inc. Class A (c)	5,622	81,969
National CineMedia, Inc.	11,700	59,319
New York Times Co. Class A	28,802	1,254,327
Nexstar Media Group, Inc. Class A	7,198	1,064,440
Scholastic Corp.	5,029	190,549
Sinclair Broadcast Group, Inc. Class A	8,362	277,786
Sirius XM Holdings, Inc. (d)	157,238	1,028,336
TechTarget, Inc. (c)	4,400	340,956
TEGNA, Inc.	38,583	723,817
Thryv Holdings, Inc. (c)	1,100	39,347
WideOpenWest, Inc. (c)	9,036	187,136
		20,261,232
METALS & MINING — 1.2%
Alcoa Corp. (c)	32,805	1,208,536
Allegheny Technologies, Inc. (c)	22,237	463,641
Arconic Corp. (c)	19,100	680,342
Carpenter Technology Corp.	8,355	336,038
Century Aluminum Co. (c)	9,600	123,744
Cleveland-Cliffs, Inc. (c) (d)	79,502	1,714,063
Coeur Mining, Inc. (c)	42,242	375,109
Security Description	Shares	Value
Commercial Metals Co.	20,847	$ 640,420
Compass Minerals International, Inc.	5,914	350,464
Constellium SE (c)	21,400	405,530
Ferroglobe Representation & Warranty Insurance Trust (c) (f)	2,200	—
Gatos Silver, Inc. (c) (d)	4,500	78,705
Haynes International, Inc.	2,400	84,912
Hecla Mining Co.	92,116	685,343
Kaiser Aluminum Corp.	2,733	337,498
Materion Corp.	3,555	267,869
MP Materials Corp. (c)	12,700	468,122
Novagold Resources, Inc. (c) (d)	41,400	331,614
Olympic Steel, Inc.	1,700	49,963
Perpetua Resources Corp. (c) (d)	4,700	34,310
PolyMet Mining Corp. (c) (d)	5,000	18,050
Reliance Steel & Aluminum Co.	11,066	1,669,859
Royal Gold, Inc.	11,455	1,307,016
Ryerson Holding Corp. (c)	3,000	43,800
Schnitzer Steel Industries, Inc. Class A	4,472	219,352
Southern Copper Corp.	14,769	949,942
Steel Dynamics, Inc.	35,030	2,087,788
SunCoke Energy, Inc.	15,700	112,098
TimkenSteel Corp. (c)	8,514	120,473
United States Steel Corp.	46,676	1,120,224
Warrior Met Coal, Inc.	9,738	167,494
Worthington Industries, Inc.	6,072	371,485
		16,823,804
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.8%
AFC Gamma, Inc.	1,300	26,845
AGNC Investment Corp. REIT	91,479	1,545,080
Annaly Capital Management, Inc. REIT	243,843	2,165,326
Apollo Commercial Real Estate Finance, Inc. REIT	24,449	389,962
Arbor Realty Trust, Inc. REIT	22,100	393,822
Ares Commercial Real Estate Corp. REIT	5,800	85,202
ARMOUR Residential REIT, Inc. (d)	12,100	138,182
Blackstone Mortgage Trust, Inc. Class A REIT	23,966	764,276
BrightSpire Capital, Inc. REIT (d)	15,900	149,460
Broadmark Realty Capital, Inc. REIT	22,309	236,252
Capstead Mortgage Corp. REIT	18,048	110,815
Chimera Investment Corp. REIT (d)	39,945	601,572
Dynex Capital, Inc. REIT	4,800	89,568
Ellington Financial, Inc. REIT	7,800	149,370

See accompanying notes to financial statements.
182

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Granite Point Mortgage Trust, Inc. REIT	10,334	$ 152,427
Great Ajax Corp. REIT	3,886	50,440
Invesco Mortgage Capital, Inc. REIT (d)	44,013	171,651
KKR Real Estate Finance Trust, Inc. REIT	5,400	116,802
Ladder Capital Corp. REIT	20,039	231,250
MFA Financial, Inc. REIT	77,236	354,513
New Residential Investment Corp. REIT	75,911	803,898
New York Mortgage Trust, Inc. REIT	65,788	294,072
Orchid Island Capital, Inc. REIT (d)	16,200	84,078
PennyMac Mortgage Investment Trust REIT	17,124	360,631
Ready Capital Corp. REIT	10,058	159,620
Redwood Trust, Inc. REIT	19,600	236,572
TPG RE Finance Trust, Inc. REIT	11,352	152,684
Two Harbors Investment Corp. REIT (d)	47,757	361,043
Starwood Property Trust, Inc. REIT	47,804	1,251,031
		11,626,444
MULTI-UTILITIES — 0.2%
Avista Corp.	12,100	516,307
Black Hills Corp.	11,005	722,258
MDU Resources Group, Inc.	34,837	1,091,792
NorthWestern Corp.	8,855	533,248
Unitil Corp.	2,538	134,438
		2,998,043
MULTILINE RETAIL — 0.3%
Big Lots, Inc.	6,020	397,380
Dillard's, Inc. Class A	1,052	190,286
Franchise Group, Inc. (d)	4,100	144,607
Kohl's Corp.	27,306	1,504,834
Macy's, Inc. (c)	54,500	1,033,320
Nordstrom, Inc. (c)	19,400	709,458
Ollie's Bargain Outlet Holdings, Inc. (c) (d)	11,369	956,474
		4,936,359
OIL, GAS & CONSUMABLE FUELS — 2.0%
Aemetis, Inc. (c) (d)	4,000	44,680
Alto Ingredients, Inc. (c)	12,500	76,375
Altus Midstream Co. Class A (d)	600	40,506
Antero Midstream Corp.	58,300	605,737
Antero Resources Corp. (c)	49,574	745,097
Arch Resources, Inc. (c)	2,594	147,806
Berry Corp.	12,800	86,016
Bonanza Creek Energy, Inc.	4,000	188,280
Brigham Minerals, Inc. Class A	8,000	170,320
California Resources Corp. (c)	14,700	443,058
Callon Petroleum Co. (c)	7,000	403,830
Security Description	Shares	Value
Centennial Resource Development, Inc. Class A (c)	31,600	$ 214,248
Centrus Energy Corp. Class A (c)	1,600	40,608
Cheniere Energy, Inc. (c)	40,859	3,544,110
Chesapeake Energy Corp.	17,200	893,024
Cimarex Energy Co.	17,494	1,267,440
Clean Energy Fuels Corp. (c)	24,600	249,690
CNX Resources Corp. (c)	38,181	521,552
Comstock Resources, Inc. (c)	4,500	30,015
CONSOL Energy, Inc. (c)	5,725	105,741
Contango Oil & Gas Co. (c) (d)	21,800	94,176
Continental Resources, Inc.	11,450	435,444
CVR Energy, Inc.	5,600	100,576
Delek US Holdings, Inc.	11,404	246,554
Denbury, Inc. (c)	8,700	667,986
DHT Holdings, Inc.	21,166	137,367
Diamond Shipping, Inc. (c)	5,096	50,756
Dorian LPG, Ltd. (c)	5,158	72,831
Earthstone Energy, Inc. Class A (c)	4,385	48,542
Energy Fuels, Inc. (c) (d)	25,201	152,466
EQT Corp. (c)	48,596	1,081,747
Equitrans Midstream Corp.	70,940	603,699
Extraction Oil & Gas, Inc. (c)	2,700	148,257
Falcon Minerals Corp.	7,100	36,068
Frontline, Ltd. (d)	22,300	200,700
Gevo, Inc. (c)	34,000	247,180
Golar LNG, Ltd. (c)	17,855	236,579
Green Plains, Inc. (d)	6,538	219,808
HollyFrontier Corp.	26,100	858,690
International Seaways, Inc.	4,597	88,170
Kosmos Energy, Ltd. (c)	70,200	242,892
Laredo Petroleum, Inc. (c)	2,200	204,138
Magnolia Oil & Gas Corp. Class A (c)	24,300	379,809
Matador Resources Co.	19,202	691,464
Meta Materials, Inc. (c)	10,750	80,518
Murphy Oil Corp.	25,400	591,312
New Fortress Energy, Inc.	4,600	174,248
Nordic American Tankers, Ltd.	27,840	91,315
Northern Oil and Gas, Inc.	8,300	172,391
Oasis Petroleum, Inc.	3,500	351,925
Ovintiv, Inc.	45,467	1,430,846
Par Pacific Holdings, Inc. (c)	7,589	127,647
PBF Energy, Inc. Class A (c)	16,652	254,776
PDC Energy, Inc.	17,291	791,755
Peabody Energy Corp. (c)	11,903	94,391
Penn Virginia Corp. (c)	2,919	68,918
Range Resources Corp. (c)	40,972	686,691
Renewable Energy Group, Inc. (c)	7,725	481,576
REX American Resources Corp. (c)	935	84,318
Riley Exploration Permian, Inc. (d)	400	11,592
Scorpio Tankers, Inc.	8,499	187,403

See accompanying notes to financial statements.
183

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
SFL Corp., Ltd.	17,900	$ 136,935
SM Energy Co.	20,356	501,368
Southwestern Energy Co. (c)	117,449	665,936
Talos Energy, Inc. (c)	2,600	40,664
Targa Resources Corp.	39,307	1,747,196
Teekay Corp. (c)	12,100	45,012
Teekay Tankers, Ltd. Class A (c)	4,200	60,564
Tellurian, Inc. (c)	31,827	147,996
Texas Pacific Land Corp.	1,000	1,599,740
Uranium Energy Corp. (c) (d)	36,900	98,154
Ur-Energy, Inc. (c)	31,500	44,100
Vine Energy, Inc. Class A (c)	3,600	56,124
W&T Offshore, Inc. (c)	17,600	85,360
Whiting Petroleum Corp. (c)	6,888	375,740
World Fuel Services Corp.	10,835	343,795
		28,694,338
PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (c)	3,007	87,113
Domtar Corp. (c)	8,752	481,010
Glatfelter Corp.	8,300	115,951
Louisiana-Pacific Corp.	17,818	1,074,247
Neenah, Inc.	3,145	157,785
Schweitzer-Mauduit International, Inc.	5,421	218,900
Verso Corp. Class A	5,200	92,040
		2,227,046
PERSONAL PRODUCTS — 0.3%
Beauty Health Co (c) (d)	8,100	136,080
BellRing Brands, Inc. Class A (c)	6,871	215,337
Coty, Inc. Class A (c)	50,900	475,406
Edgewell Personal Care Co.	9,479	416,128
elf Beauty, Inc. (c)	7,900	214,406
Herbalife Nutrition, Ltd. (c)	18,776	990,058
Honest Co. Inc (c)	4,300	69,617
Inter Parfums, Inc.	3,070	221,040
Medifast, Inc.	2,062	583,505
Nature's Sunshine Products, Inc.	1,700	29,529
Nu Skin Enterprises, Inc. Class A	8,658	490,476
Revlon, Inc. Class A (c)	1,300	16,692
USANA Health Sciences, Inc. (c)	2,204	225,756
Veru, Inc. (c)	10,400	83,928
		4,167,958
PHARMACEUTICALS — 1.1%
9 Meters Biopharma, Inc. (c) (d)	37,100	40,810
Aclaris Therapeutics, Inc. (c)	7,600	133,456
Aerie Pharmaceuticals, Inc. (c) (d)	6,900	110,469
Amneal Pharmaceuticals, Inc. (c)	18,790	96,205
Amphastar Pharmaceuticals, Inc. (c)	6,927	139,648
Security Description	Shares	Value
Ampio Pharmaceuticals, Inc. (c)	33,200	$ 55,444
Angion Biomedica Corp. (c)	1,100	14,322
ANI Pharmaceuticals, Inc. (c)	1,833	64,247
Antares Pharma, Inc. (c) (d)	31,100	135,596
Arvinas, Inc. (c)	7,596	584,892
Atea Pharmaceuticals, Inc. (c) (d)	11,300	242,724
Athira Pharma, Inc. (c) (d)	2,600	26,624
Avenue Therapeutics, Inc. (c)	1,000	2,510
Axsome Therapeutics, Inc. (c) (d)	4,800	323,808
BioDelivery Sciences International, Inc. (c)	17,000	60,860
Cara Therapeutics, Inc. (c)	7,700	109,879
Cassava Sciences, Inc. (c) (d)	6,600	563,904
Cerecor, Inc. (c) (d)	8,100	26,487
Citius Pharmaceuticals, Inc. (c)	19,800	68,904
Collegium Pharmaceutical, Inc. (c) (d)	6,467	152,880
Corcept Therapeutics, Inc. (c)	16,884	371,448
CorMedix, Inc. (c) (d)	6,100	41,846
Cymabay Therapeutics, Inc. (c) (d)	12,830	55,939
Durect Corp. (c) (d)	41,800	68,134
Edgewise Therapeutics, Inc. (c)	2,200	46,926
Elanco Animal Health, Inc. (c)	77,646	2,693,540
Endo International PLC (c)	39,700	185,796
Evolus, Inc. (c) (d)	4,100	51,865
EyePoint Pharmaceuticals, Inc. (c)	3,700	33,263
Fulcrum Therapeutics, Inc. (c) (d)	3,220	33,746
Harmony Biosciences Holdings, Inc. (c)	1,200	33,876
Ikena Oncology, Inc. (c)	1,600	22,464
Innoviva, Inc. (c)	11,953	160,290
Intra-Cellular Therapies, Inc. (c)	12,225	499,024
Jazz Pharmaceuticals PLC (c)	10,306	1,830,758
Kala Pharmaceuticals, Inc. (c)	7,300	38,690
Kaleido Biosciences, Inc. (c) (d)	2,600	19,344
KemPharm, Inc. (c)	5,000	64,100
Landos Biopharma, Inc. (c)	1,200	13,860
Marinus Pharmaceuticals, Inc. (c) (d)	5,572	99,962
Mind Medicine MindMed, Inc. (c) (d)	56,100	193,545
Nektar Therapeutics (c)	31,100	533,676
NGM Biopharmaceuticals, Inc. (c)	4,925	97,121
Nuvation Bio, Inc. (c)	6,200	57,722
Ocular Therapeutix, Inc. (c)	13,800	195,684
Omeros Corp. (c) (d)	11,193	166,104
Oramed Pharmaceuticals, Inc. (c)	4,700	62,886
Pacira BioSciences, Inc. (c)	7,537	457,345
Paratek Pharmaceuticals, Inc. (c) (d)	8,200	55,924

See accompanying notes to financial statements.
184

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Phathom Pharmaceuticals, Inc. (c) (d)	2,200	$ 74,470
Phibro Animal Health Corp. Class A	3,900	112,632
Pliant Therapeutics, Inc. (c) (d)	4,600	133,952
Prestige Consumer Healthcare, Inc. (c)	8,716	454,103
Provention Bio, Inc. (c) (d)	9,900	83,457
Rain Therapeutics, Inc. (c)	1,300	20,202
Reata Pharmaceuticals, Inc. Class A (c) (d)	4,736	670,286
Relmada Therapeutics, Inc. (c)	2,800	89,628
Revance Therapeutics, Inc. (c)	11,974	354,909
Royalty Pharma PLC Class A	56,700	2,324,133
Seelos Therapeutics, Inc. (c)	13,200	34,848
SIGA Technologies, Inc. (c)	9,900	62,172
Supernus Pharmaceuticals, Inc. (c)	8,500	261,715
Tarsus Pharmaceuticals, Inc. (c)	1,200	34,776
Terns Pharmaceuticals, Inc. (c)	1,700	20,842
TherapeuticsMD, Inc. (c) (d)	62,800	74,732
Theravance Biopharma, Inc. (c) (d)	8,804	127,834
Verrica Pharmaceuticals, Inc. (c) (d)	2,300	25,990
WaVe Life Sciences, Ltd. (c)	6,110	40,693
Zogenix, Inc. (c)	9,741	168,324
		16,308,245
PROFESSIONAL SERVICES — 1.8%
Acacia Research Corp. (c)	8,800	59,488
ASGN, Inc. (c)	9,035	875,763
Atlas Technical Consultants, Inc. (c)	2,300	22,264
Barrett Business Services, Inc.	1,439	104,486
Booz Allen Hamilton Holding Corp.	23,652	2,014,677
CACI International, Inc. Class A (c)	4,081	1,041,145
CBIZ, Inc. (c)	8,700	285,099
Clarivate PLC (c)	71,900	1,979,407
CoStar Group, Inc. (c)	68,370	5,662,403
CRA International, Inc.	1,245	106,572
Dun & Bradstreet Holdings, Inc. (c)	27,962	597,548
Exponent, Inc.	9,009	803,693
Forrester Research, Inc. (c)	2,100	96,180
Franklin Covey Co. (c)	2,383	77,090
FTI Consulting, Inc. (c)	5,808	793,431
GP Strategies Corp. (c)	2,400	37,728
Heidrick & Struggles International, Inc.	3,600	160,380
HireQuest, Inc.	900	16,659
Huron Consulting Group, Inc. (c)	3,831	188,294
ICF International, Inc.	3,212	282,206
Insperity, Inc.	6,310	570,235
Security Description	Shares	Value
KBR, Inc.	24,526	$ 935,667
Kelly Services, Inc. Class A (c)	6,395	153,288
Kforce, Inc.	3,744	235,610
Korn Ferry	9,257	671,595
ManpowerGroup, Inc.	9,490	1,128,456
ManTech International Corp. Class A	4,758	411,757
Mistras Group, Inc. (c)	3,358	33,009
Rekor Systems, Inc. (c) (d)	5,500	55,880
Resources Connection, Inc.	5,800	83,288
Science Applications International Corp.	10,082	884,494
TransUnion	33,362	3,663,481
TriNet Group, Inc. (c)	7,000	507,360
TrueBlue, Inc. (c)	6,107	171,668
Upwork, Inc. (c)	20,187	1,176,700
Willdan Group, Inc. (c) (d)	1,971	74,189
		25,961,190
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alset EHome International, Inc. (c) (d)	400	2,272
Cushman & Wakefield PLC (c) (d)	20,306	354,746
eXp World Holdings, Inc. (c) (d)	10,900	422,593
Fathom Holdings, Inc. (c) (d)	900	29,511
Forestar Group, Inc. (c)	3,206	67,037
FRP Holdings, Inc. (c)	1,189	66,204
Howard Hughes Corp. (c)	7,238	705,416
Jones Lang LaSalle, Inc. (c)	8,942	1,747,803
Kennedy-Wilson Holdings, Inc.	20,942	416,118
Marcus & Millichap, Inc. (c)	4,446	172,816
Newmark Group, Inc. Class A	25,812	310,002
Opendoor Technologies, Inc. (c)	60,500	1,072,665
Rafael Holdings, Inc. Class B (c)	1,802	91,992
RE/MAX Holdings, Inc. Class A	3,500	116,655
Realogy Holdings Corp. (c) (d)	20,095	366,131
Redfin Corp. (c) (d)	17,600	1,116,016
RMR Group, Inc. Class A	2,907	112,326
St. Joe Co.	5,800	258,738
Tejon Ranch Co. (c)	3,900	59,319
		7,488,360
ROAD & RAIL — 1.7%
AMERCO	1,517	894,120
ArcBest Corp.	4,367	254,116
Avis Budget Group, Inc. (c)	8,872	691,040
Covenant Logistics Group, Inc. (c)	2,245	46,427
Daseke, Inc. (c)	8,664	56,143
Heartland Express, Inc.	8,255	141,408
HyreCar, Inc. (c)	3,100	64,852
Knight-Swift Transportation Holdings, Inc.	28,016	1,273,607
Landstar System, Inc.	6,658	1,052,097
Lyft, Inc. Class A (c)	48,900	2,957,472

See accompanying notes to financial statements.
185

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Marten Transport, Ltd.	11,148	$ 183,830
PAM Transportation Services, Inc. (c)	343	18,093
Ryder System, Inc.	9,139	679,302
Saia, Inc. (c)	4,621	968,053
Schneider National, Inc. Class B	9,100	198,107
TuSimple Holdings, Inc. Class A (c)	6,300	448,812
Uber Technologies, Inc. (c)	281,822	14,124,919
Universal Logistics Holdings, Inc.	1,429	33,296
US Xpress Enterprises, Inc. Class A (c)	4,198	36,103
Werner Enterprises, Inc.	10,900	485,268
Yellow Corp. (c)	8,800	57,288
		24,664,353
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Allegro MicroSystems, Inc. (c)	8,900	246,530
Alpha & Omega Semiconductor, Ltd. (c)	3,987	121,165
Ambarella, Inc. (c)	6,029	642,872
Amkor Technology, Inc.	17,735	419,787
Atomera, Inc. (c) (d)	3,400	72,896
Axcelis Technologies, Inc. (c)	5,785	233,830
AXT, Inc. (c)	7,453	81,834
Brooks Automation, Inc.	12,741	1,213,963
CEVA, Inc. (c)	4,171	197,288
Cirrus Logic, Inc. (c)	10,140	863,117
CMC Materials, Inc.	5,052	761,538
Cohu, Inc. (c)	8,091	297,668
Cree, Inc. (c) (d)	20,101	1,968,491
Diodes, Inc. (c)	7,592	605,614
DSP Group, Inc. (c)	4,196	62,101
Entegris, Inc.	23,507	2,890,656
First Solar, Inc. (c)	18,457	1,670,543
FormFactor, Inc. (c)	13,546	493,887
Ichor Holdings, Ltd. (c)	4,799	258,186
Impinj, Inc. (c) (d)	3,252	167,771
Kopin Corp. (c) (d)	13,500	110,430
Kulicke & Soffa Industries, Inc.	10,600	648,720
Lattice Semiconductor Corp. (c)	23,525	1,321,635
MACOM Technology Solutions Holdings, Inc. (c)	8,452	541,604
Marvell Technology, Inc.	140,972	8,222,897
MaxLinear, Inc. (c)	12,196	518,208
MKS Instruments, Inc.	9,633	1,714,192
NeoPhotonics Corp. (c)	9,400	95,974
NVE Corp.	886	65,608
ON Semiconductor Corp. (c)	73,903	2,829,007
Onto Innovation, Inc. (c)	8,457	617,699
PDF Solutions, Inc. (c)	5,529	100,517
Photronics, Inc. (c)	10,693	141,255
Power Integrations, Inc.	10,522	863,435
Rambus, Inc. (c)	19,501	462,369
Semtech Corp. (c)	11,200	770,560
Security Description	Shares	Value
Silicon Laboratories, Inc. (c)	7,732	$ 1,184,929
SiTime Corp. (c)	2,300	291,157
SkyWater Technology, Inc. (c)	1,400	40,110
SMART Global Holdings, Inc. (c)	2,490	118,723
SunPower Corp. (c) (d)	13,855	404,843
Synaptics, Inc. (c)	6,090	947,482
Ultra Clean Holdings, Inc. (c)	7,698	413,537
Universal Display Corp.	7,504	1,668,364
Veeco Instruments, Inc. (c)	9,208	221,360
		37,584,352
SOFTWARE — 12.8%
2U, Inc. (c) (d)	12,427	517,833
8x8, Inc. (c)	18,500	513,560
A10 Networks, Inc. (c)	11,400	128,364
ACI Worldwide, Inc. (c)	20,586	764,564
Agilysys, Inc. (c)	3,257	185,226
Alarm.com Holdings, Inc. (c)	8,200	694,540
Alkami Technology, Inc. (c)	1,200	42,804
Altair Engineering, Inc. Class A (c) (d)	7,853	541,621
Alteryx, Inc. Class A (c)	10,222	879,296
American Software, Inc. Class A	5,800	127,368
Anaplan, Inc. (c)	24,524	1,307,129
Appfolio, Inc. Class A (c) (d)	3,164	446,757
Appian Corp. (c) (d)	6,782	934,221
Asana, Inc. Class A (c)	12,800	793,984
Aspen Technology, Inc. (c)	11,825	1,626,411
Atlassian Corp. PLC Class A (c)	23,041	5,918,311
Avalara, Inc. (c)	14,761	2,388,330
Avaya Holdings Corp. (c)	14,388	387,037
Benefitfocus, Inc. (c) (d)	4,341	61,208
Bentley Systems, Inc. Class B	23,500	1,522,330
Bill.Com Holdings, Inc. (c)	13,121	2,403,505
Black Knight, Inc. (c)	26,519	2,067,952
Blackbaud, Inc. (c)	8,433	645,715
Blackline, Inc. (c)	9,262	1,030,583
Bottomline Technologies DE, Inc. (c)	7,700	285,516
Box, Inc. Class A (c)	25,627	654,770
BTRS Holdings, Inc. (c)	8,300	104,746
C3.ai, Inc. Class A (c)	3,000	187,590
CDK Global, Inc.	21,228	1,054,819
Cerence, Inc. (c) (d)	6,579	702,045
Ceridian HCM Holding, Inc. (c)	22,579	2,165,778
ChannelAdvisor Corp. (c)	5,300	129,903
Cleanspark, Inc. (c)	5,700	94,848
Cloudera, Inc. (c)	40,121	636,319
Cloudflare, Inc. Class A (c)	43,873	4,643,518
CommVault Systems, Inc. (c)	7,320	572,204
Cornerstone OnDemand, Inc. (c)	10,975	566,091
Coupa Software, Inc. (c)	12,811	3,357,891
Crowdstrike Holdings, Inc. Class A (c)	28,027	7,043,465
Datadog, Inc. Class A (c)	39,544	4,115,740

See accompanying notes to financial statements.
186

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Datto Holding Corp. (c)	4,600	$ 128,064
Digimarc Corp. (c) (d)	2,240	75,040
Digital Turbine, Inc. (c)	14,686	1,116,577
DocuSign, Inc. (c)	33,325	9,316,670
Dolby Laboratories, Inc. Class A	11,224	1,103,207
Domo, Inc. Class B (c)	4,744	383,458
DoubleVerify Holdings, Inc. (c)	2,700	114,318
Dropbox, Inc. Class A (c)	53,142	1,610,734
Duck Creek Technologies, Inc. (c) (d)	12,500	543,875
Dynatrace, Inc. (c)	32,100	1,875,282
E2open Parent Holdings, Inc. (c)	7,300	83,366
Ebix, Inc.	4,598	155,872
eGain Corp. (c)	3,994	45,851
Elastic NV (c)	11,920	1,737,459
Envestnet, Inc. (c)	9,399	713,008
Everbridge, Inc. (c)	6,577	894,998
Fair Isaac Corp. (c)	4,890	2,458,105
FireEye, Inc. (c)	40,847	825,926
Five9, Inc. (c)	11,696	2,144,929
GTY Technology Holdings, Inc. (c)	5,600	39,816
Guidewire Software, Inc. (c)	14,674	1,654,053
HubSpot, Inc. (c)	7,811	4,551,626
Ideanomics, Inc. (c)	71,200	202,208
Intelligent Systems Corp. (c) (d)	1,383	43,509
InterDigital, Inc.	5,373	392,390
J2 Global, Inc. (c)	7,554	1,039,053
Jamf Holding Corp. (c)	9,200	308,844
JFrog, Ltd. (c) (d)	9,000	409,680
LivePerson, Inc. (c) (d)	11,100	701,964
Manhattan Associates, Inc. (c)	11,088	1,605,986
McAfee Corp. Class A	6,800	190,536
Medallia, Inc. (c)	18,020	608,175
MicroStrategy, Inc. Class A (c) (d)	1,400	930,300
Mimecast, Ltd. (c)	10,400	551,720
Mitek Systems, Inc. (c) (d)	7,861	151,403
Model N, Inc. (c)	6,056	207,539
Momentive Global, Inc. (c)	22,200	467,754
nCino, Inc. (c)	8,200	491,344
New Relic, Inc. (c)	9,531	638,291
Nuance Communications, Inc. (c)	49,746	2,708,172
Nutanix, Inc. Class A (c)	33,547	1,282,166
ON24, Inc. (c)	1,600	56,768
OneSpan, Inc. (c)	6,297	160,825
Pagerduty, Inc. (c) (d)	13,998	596,035
Palantir Technologies, Inc. Class A (c)	283,500	7,473,060
Palo Alto Networks, Inc. (c)	16,597	6,158,317
Paylocity Holding Corp. (c)	6,510	1,242,108
Pegasystems, Inc.	7,136	993,260
Ping Identity Holding Corp. (c)	7,000	160,300
Progress Software Corp.	7,638	353,258
Proofpoint, Inc. (c)	9,923	1,724,220
Security Description	Shares	Value
PROS Holdings, Inc. (c) (d)	7,000	$ 318,990
Q2 Holdings, Inc. (c)	9,438	968,150
QAD, Inc. Class A	2,210	192,314
Qualys, Inc. (c)	5,895	593,568
Rapid7, Inc. (c)	9,525	901,351
Rimini Street, Inc. (c) (d)	4,400	27,104
RingCentral, Inc. Class A (c)	14,064	4,086,717
Riot Blockchain, Inc. (c)	14,700	553,749
SailPoint Technologies Holding, Inc. (c)	15,703	801,952
Sapiens International Corp. NV	5,200	136,604
SecureWorks Corp. Class A (c)	1,695	31,408
ShotSpotter, Inc. (c) (d)	1,500	73,155
Slack Technologies, Inc. Class A (c)	86,447	3,829,602
Smartsheet, Inc. Class A (c)	20,955	1,515,466
Smith Micro Software, Inc. (c)	6,300	32,886
SolarWinds Corp. (c)	8,904	150,389
Splunk, Inc. (c)	28,603	4,135,422
Sprout Social, Inc. Class A (c)	7,700	688,534
SPS Commerce, Inc. (c)	6,252	624,262
SS&C Technologies Holdings, Inc.	39,081	2,816,177
Sumo Logic, Inc. (c) (d)	14,200	293,230
Telos Corp. (c)	3,100	105,431
Tenable Holdings, Inc. (c)	15,700	649,195
Teradata Corp. (c)	18,975	948,181
Trade Desk, Inc. Class A (c)	74,820	5,788,075
Unity Software, Inc. (c) (d)	25,700	2,822,631
Upland Software, Inc. (c)	5,200	214,084
Varonis Systems, Inc. (c)	18,379	1,058,998
Verint Systems, Inc. (c)	11,229	506,091
Veritone, Inc. (c)	5,000	98,550
Viant Technology, Inc. Class A (c)	2,000	59,560
VirnetX Holding Corp. (c) (d)	11,700	49,959
VMware, Inc. Class A (c)	13,995	2,238,780
Vonage Holdings Corp. (c)	42,100	606,661
Workday, Inc. Class A (c)	32,214	7,690,770
Workiva, Inc. (c) (d)	7,300	812,709
Xperi Holding Corp.	18,336	407,793
Yext, Inc. (c)	19,200	274,368
Zendesk, Inc. (c)	20,535	2,964,022
Zix Corp. (c)	10,187	71,818
Zoom Video Communications, Inc. Class A (c)	37,322	14,444,734
Zscaler, Inc. (c)	13,449	2,905,791
Zuora, Inc. Class A (c) (d)	18,200	313,950
		183,468,492
SPECIALTY RETAIL — 2.7%
Aaron's Co., Inc.	5,848	187,077
Abercrombie & Fitch Co. Class A (c)	10,642	494,108
Academy Sports & Outdoors, Inc. (c)	10,900	449,516

See accompanying notes to financial statements.
187

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
American Eagle Outfitters, Inc. (d)	26,526	$ 995,521
America's Car-Mart, Inc. (c)	1,151	163,120
Arko Corp. (c)	3,600	33,084
Asbury Automotive Group, Inc. (c)	3,388	580,602
At Home Group, Inc. (c)	10,400	383,136
AutoNation, Inc. (c)	8,869	840,870
Barnes & Noble Education, Inc. (c)	6,700	48,307
Bed Bath & Beyond, Inc. (c)	19,146	637,370
Big 5 Sporting Goods Corp.	3,600	92,448
Blink Charging Co. (c) (d)	6,400	263,488
Boot Barn Holdings, Inc. (c)	5,000	420,250
Buckle, Inc.	5,187	258,053
Burlington Stores, Inc. (c)	11,622	3,742,168
Caleres, Inc.	6,890	188,028
Camping World Holdings, Inc. Class A (d)	6,327	259,344
CarLotz, Inc. (c)	7,600	41,496
Carvana Co. (c) (d)	13,477	4,067,628
Cato Corp. Class A	3,900	65,793
Chico's FAS, Inc. (c)	22,453	147,741
Children's Place, Inc. (c)	2,442	227,252
Citi Trends, Inc. (c)	1,500	130,500
Conn's, Inc. (c)	3,322	84,711
Container Store Group, Inc. (c)	5,973	77,888
Designer Brands, Inc. Class A (c)	10,456	173,047
Dick's Sporting Goods, Inc. (d)	10,944	1,096,479
Five Below, Inc. (c)	9,635	1,862,156
Floor & Decor Holdings, Inc. Class A (c)	17,746	1,875,752
Foot Locker, Inc.	15,631	963,339
GameStop Corp. Class A (c)	10,367	2,219,989
Genesco, Inc. (c)	2,505	159,518
Group 1 Automotive, Inc.	3,071	474,255
GrowGeneration Corp. (c)	9,500	456,950
Guess?, Inc.	7,000	184,800
Haverty Furniture Cos., Inc.	3,105	132,770
Hibbett, Inc. (c)	2,834	254,011
JOANN, Inc.	2,000	31,500
Kirkland's, Inc. (c) (d)	2,400	54,912
Lazydays Holdings, Inc. (c)	1,300	28,600
Leslie's, Inc. (c)	18,971	521,513
Lithia Motors, Inc.	5,070	1,742,255
Lumber Liquidators Holdings, Inc. (c)	5,459	115,185
MarineMax, Inc. (c)	3,776	184,042
Monro, Inc.	5,798	368,231
Murphy USA, Inc.	4,324	576,692
National Vision Holdings, Inc. (c)	14,205	726,302
ODP Corp. (c)	8,518	408,949
OneWater Marine, Inc. Class A (d)	1,900	79,857
Party City Holdco, Inc. (c)	19,300	180,069
Security Description	Shares	Value
Penske Automotive Group, Inc. (d)	5,589	$ 421,914
Petco Health & Wellness Co., Inc. (c)	13,000	291,330
Rent-A-Center, Inc.	11,450	607,651
RH (c)	3,020	2,050,580
Sally Beauty Holdings, Inc. (c)	19,648	433,631
Shift Technologies, Inc. (c)	10,800	92,664
Shoe Carnival, Inc.	1,500	107,385
Signet Jewelers, Ltd. (c)	9,100	735,189
Sleep Number Corp. (c)	4,217	463,659
Sonic Automotive, Inc. Class A	3,836	171,623
Sportsman's Warehouse Holdings, Inc. (c)	8,070	143,404
Tilly's, Inc. Class A	4,237	67,707
TravelCenters of America, Inc. (c)	2,200	64,328
Urban Outfitters, Inc. (c)	11,950	492,579
Vroom, Inc. (c) (d)	20,100	841,386
Williams-Sonoma, Inc.	13,083	2,088,701
Winmark Corp.	570	109,486
Zumiez, Inc. (c)	4,000	195,960
		39,129,849
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (c)	21,165	845,965
Avid Technology, Inc. (c)	5,997	234,782
Corsair Gaming, Inc. (c) (d)	4,300	143,147
Dell Technologies, Inc. Class C (c)	47,870	4,771,203
Diebold Nixdorf, Inc. (c)	13,336	171,234
Eastman Kodak Co. (c) (d)	2,900	24,128
NCR Corp. (c) (d)	22,267	1,015,598
Pure Storage, Inc. Class A (c)	46,475	907,657
Quantum Corp. (c) (d)	7,700	53,053
Super Micro Computer, Inc. (c)	7,515	264,378
Xerox Holdings Corp.	26,700	627,183
		9,058,328
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (c)	25,791	1,474,987
Carter's, Inc.	7,560	779,965
Columbia Sportswear Co.	6,920	680,651
Crocs, Inc. (c)	11,282	1,314,579
Deckers Outdoor Corp. (c)	4,858	1,865,812
Fossil Group, Inc. (c)	8,800	125,664
G-III Apparel Group, Ltd. (c)	7,681	252,398
Kontoor Brands, Inc. (d)	9,000	507,690
Lululemon Athletica, Inc. (c)	19,893	7,260,348
Movado Group, Inc.	2,961	93,183
Oxford Industries, Inc.	2,830	279,717
PLBY Group, Inc. (c)	1,900	73,891
Rocky Brands, Inc.	1,305	72,558
Skechers U.S.A., Inc. Class A (c)	23,034	1,147,784
Steven Madden, Ltd.	14,213	621,961

See accompanying notes to financial statements.
188

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Superior Group of Cos., Inc.	2,000	$ 47,820
Unifi, Inc. (c)	2,610	63,580
Vera Bradley, Inc. (c)	3,800	47,082
Wolverine World Wide, Inc.	14,180	477,015
		17,186,685
THRIFTS & MORTGAGE FINANCE — 0.7%
Axos Financial, Inc. (c)	9,900	459,261
Bridgewater Bancshares, Inc. (c)	4,050	65,408
Capitol Federal Financial, Inc.	22,500	265,050
Columbia Financial, Inc. (c)	7,000	120,540
Essent Group, Ltd.	19,208	863,400
Federal Agricultural Mortgage Corp. Class C	1,632	161,405
Finance Of America Cos., Inc. Class A (c)	5,800	44,254
Flagstar Bancorp, Inc.	9,225	389,941
FS Bancorp, Inc.	735	52,383
Hingham Institution for Savings	268	77,854
Home Bancorp, Inc.	1,400	53,354
Home Point Capital, Inc. (c) (d)	1,400	8,302
HomeStreet, Inc.	3,574	145,605
Kearny Financial Corp.	12,651	151,179
Luther Burbank Corp.	3,400	40,324
Merchants Bancorp	1,700	66,708
Meridian Bancorp, Inc.	8,130	166,340
Meta Financial Group, Inc.	5,443	275,579
MGIC Investment Corp.	59,289	806,330
Mr Cooper Group, Inc. (c)	12,360	408,622
New York Community Bancorp, Inc.	78,723	867,527
NMI Holdings, Inc. Class A (c)	14,565	327,421
Northfield Bancorp, Inc.	7,880	129,232
Northwest Bancshares, Inc.	21,176	288,841
Ocwen Financial Corp. (c)	1,400	43,372
PCSB Financial Corp.	2,696	48,986
PennyMac Financial Services, Inc.	6,197	382,479
Pioneer Bancorp, Inc. (c) (d)	2,100	25,242
Premier Financial Corp.	6,397	181,739
Provident Bancorp, Inc.	3,114	50,789
Provident Financial Services, Inc.	13,556	310,297
Radian Group, Inc.	33,354	742,127
Rocket Cos., Inc. Class A	23,900	462,465
Southern Missouri Bancorp, Inc.	1,400	62,944
TFS Financial Corp.	8,617	174,925
TrustCo Bank Corp.	3,619	124,421
UWM Holdings Corp.	7,500	63,375
Velocity Financial, Inc. (c)	1,500	18,735
Walker & Dunlop, Inc.	5,040	526,075
Washington Federal, Inc.	12,617	400,968
Waterstone Financial, Inc.	4,100	80,606
WSFS Financial Corp.	8,190	381,572
		10,315,977
Security Description	Shares	Value
TOBACCO — 0.1%
22nd Century Group, Inc. (c) (d)	26,300	$ 121,769
Turning Point Brands, Inc.	2,300	105,271
Universal Corp.	4,141	235,913
Vector Group, Ltd.	24,896	352,029
		814,982
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp.	18,756	782,875
Alta Equipment Group, Inc. (c)	3,200	42,528
Applied Industrial Technologies, Inc.	6,701	610,193
Beacon Roofing Supply, Inc. (c)	9,676	515,247
BlueLinx Holdings, Inc. (c)	1,600	80,448
Boise Cascade Co.	6,900	402,615
CAI International, Inc.	2,803	156,968
Custom Truck One Source, Inc. (c) (d)	2,500	23,800
DXP Enterprises, Inc. (c)	3,100	103,230
EVI Industries, Inc. (c)	920	26,128
GATX Corp.	6,131	542,410
Global Industrial Co.	2,400	88,104
GMS, Inc. (c)	7,400	356,236
H&E Equipment Services, Inc.	5,600	186,312
Herc Holdings, Inc. (c)	4,338	486,160
Karat Packaging, Inc. (c) (d)	800	16,296
Lawson Products, Inc. (c)	853	45,644
McGrath RentCorp	4,200	342,594
MRC Global, Inc. (c)	14,900	140,060
MSC Industrial Direct Co., Inc. Class A	7,799	699,804
NOW, Inc. (c)	19,119	181,439
Rush Enterprises, Inc. Class A	7,350	317,814
Rush Enterprises, Inc. Class B	1,250	47,675
SiteOne Landscape Supply, Inc. (c) (d)	7,733	1,308,888
Textainer Group Holdings, Ltd. (c)	8,365	282,486
Titan Machinery, Inc. (c)	3,700	114,478
Transcat, Inc. (c)	1,300	73,463
Triton International, Ltd.	11,531	603,532
Univar Solutions, Inc. (c)	29,388	716,479
Veritiv Corp. (c)	2,691	165,281
Watsco, Inc.	5,726	1,641,301
WESCO International, Inc. (c)	7,708	792,537
Willis Lease Finance Corp. (c)	510	21,859
		11,914,884
TRANSPORTATION INFRASTRUCTURE — 0.0% (a)
Macquarie Infrastructure Corp.	12,920	494,448
WATER UTILITIES — 0.3%
American States Water Co.	6,401	509,264
Artesian Resources Corp. Class A	1,551	57,030
Cadiz, Inc. (c) (d)	3,800	51,680
California Water Service Group	8,776	487,419
Essential Utilities, Inc.	39,139	1,788,652

See accompanying notes to financial statements.
189

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Global Water Resources, Inc.	2,400	$ 40,992
Middlesex Water Co.	3,023	247,070
Pure Cycle Corp. (c)	3,700	51,134
SJW Group	4,787	303,017
York Water Co.	2,500	113,250
		3,649,508
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (c) (d)	10,410	118,466
Shenandoah Telecommunications Co.	8,450	409,909
Telephone & Data Systems, Inc.	17,600	398,816
United States Cellular Corp. (c)	2,735	99,308
		1,026,499
TOTAL COMMON STOCKS (Cost $1,041,497,566)		1,420,459,999
RIGHTS — 0.0% (a)
BIOTECHNOLOGY — 0.0% (a)
GTX, Inc. (CVR) (c) (d)	85	161
Progenic Pharmaceuticals, Inc. (CVR) (c)	13,803	590
Tobira Therapeutics, Inc. (CVR) (c)	200	2,834
		3,585
DIVERSIFIED FINANCIAL SERVICES — 0.0% (a)
NewStar Financial, Inc. (CVR) (c)	2,400	204
MEDIA — 0.0% (a)
Media General, Inc. (CVR) (c)	6,500	650
TOTAL RIGHTS (Cost $186)		4,439
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	17,938,871	17,944,253
State Street Navigator Securities Lending Portfolio II (i) (j)	32,551,131	32,551,131
TOTAL SHORT-TERM INVESTMENTS (Cost $50,494,183)		50,495,384
TOTAL INVESTMENTS — 102.2% (Cost $1,091,993,899)		1,470,961,786
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(32,181,157)
NET ASSETS — 100.0%		$ 1,438,780,629

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Non-income producing security.
(d)	All or a portion of the shares of the security are on loan at June 30, 2021.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represents less than 0.05% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $0, representing less than 0.05% of the Portfolio's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
190

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

At June 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	67	09/17/2021	$7,781,938	$7,731,142	$ (50,796)
E-mini S&P MidCap 400 Index (long)	28	09/17/2021	7,655,827	7,538,720	(117,107)
Total unrealized appreciation/depreciation on open futures contracts.					$(167,903)
During the period ended June 30, 2021, average notional value related to futures contracts was $13,576,836.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,964	$—	$ 1,964
Common Stocks	1,420,459,727	272	0(a)	1,420,459,999
Rights	—	4,439	—	4,439
Short-Term Investments	50,495,384	—	—	50,495,384
TOTAL INVESTMENTS	$ 1,470,955,111	$6,675	$ 0	$1,470,961,786
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(167,903)	—	—	(167,903)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (167,903)	$ —	$—	$ (167,903)
(a)	The Portfolio held a Level 3 securities that was valued at $0 at June 30, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,650,443	$13,653,173	$262,604,368	$258,317,714	$3,225	$1,201	17,938,871	$17,944,253	$ 7,955
State Street Navigator Securities Lending Portfolio II	43,142,840	43,142,840	116,158,746	126,750,455	—	—	32,551,131	32,551,131	134,532
Total		$56,796,013	$ 378,763,114	$385,068,169	$3,225	$1,201		$50,495,384	$142,487
See accompanying notes to financial statements.
191

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$1,877,204,586	$3,985,739,657	$1,420,466,402
Investments in affiliated issuers, at value	242,823,384	249,713,901	50,495,384
Total Investments	2,120,027,970	4,235,453,558	1,470,961,786
Foreign currency, at value	—	22,346,512	—
Net cash at broker	—	14,057,052	999,225
Cash	347,155	—	—
Receivable for investments sold	97,067	235,067	22,962,241
Receivable for fund shares sold	54,250,690	10,591,186	1,794,000
Dividends receivable — unaffiliated issuers	—	6,504,048	952,023
Dividends receivable — affiliated issuers	24,758	3,803	2,046
Interest receivable — unaffiliated issuers	7,933,383	21	—
Securities lending income receivable — unaffiliated issuers	18,911	74,433	14,987
Securities lending income receivable — affiliated issuers	—	—	29,800
Receivable from Adviser	45,812	—	—
Receivable for foreign taxes recoverable	2,367	4,172,630	—
Other Receivable	439	—	—
TOTAL ASSETS	2,182,748,552	4,293,438,310	1,497,716,108
LIABILITIES
Due to custodian	—	11,070	3,147,847
Payable upon return of securities loaned	121,143,460	81,084,886	32,551,131
Payable for investments purchased	168,432,699	61,684	4,247,261
Payable for fund shares repurchased	493,068	30,789,405	18,704,153
Payable to broker – accumulated variation margin on open futures contracts	—	3,194,886	167,693
Deferred foreign taxes payable	—	3,714,930	—
Custodian, sub-administration and transfer agent fees payable	54,322	124,012	41,750
Custodian fees payable	5,176	204,309	5,106
Registration and filing fees payable	32	11	8,106
Professional fees payable	30,177	5,618	27,942
Printing and postage fees payable	6,377	15,830	4,662
Accrued expenses and other liabilities	6,331	39,064	29,828
TOTAL LIABILITIES	290,171,642	119,245,705	58,935,479
NET ASSETS	$1,892,576,910	$4,174,192,605	$1,438,780,629
NET ASSETS CONSIST OF:
Paid-in Capital	$1,858,863,750	$ 3,214,987,115	$ 922,880,051
Total distributable earnings (loss)**	33,713,160	959,205,490	515,900,578
NET ASSETS	$1,892,576,910	$4,174,192,605	$1,438,780,629
NET ASSET VALUE PER SHARE
Net asset value per share	$ 104.52	$ 127.52	$ 375.63
Shares of beneficial interest	18,106,869	32,734,257	3,830,298
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,843,842,009	$3,028,323,910	$1,041,499,716
Investments in affiliated issuers	242,812,722	249,713,901	50,494,183
Total cost of investments	$2,086,654,731	$ 3,278,037,811	$1,091,993,899
Foreign currency, at cost	$ —	$ 22,537,621	$ —
* Includes investments in securities on loan, at value	$ 161,433,962	$ 127,175,402	$ 91,797,306
** Includes deferred foreign taxes	$ —	$ 3,714,930	$ —
See accompanying notes to financial statements.
192

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 12,830,827	$ —	$ —
Dividend income — unaffiliated issuers	—	57,567,172	6,526,053
Dividend income — affiliated issuers	52,804	24,399	7,955
Unaffiliated securities lending income	32,042	165,895	56,474
Affiliated securities lending income	82,960	270,059	134,532
Foreign taxes withheld	—	(5,467,817)	(6,499)
TOTAL INVESTMENT INCOME (LOSS)	12,998,633	52,559,708	6,718,515
EXPENSES
Custodian, sub-administration and transfer agent fees	102,798	238,967	81,933
Custodian fees	10,184	581,592	12,422
Trustees’ fees and expenses	19,345	31,555	17,580
Registration and filing fees	10,185	29,995	458
Professional fees and expenses	25,959	38,976	20,691
Printing and postage fees	6,475	15,300	4,563
Insurance expense	1,709	4,079	1,414
Interest expense	—	1,346	—
Miscellaneous expenses	7,561	11,032	12,512
TOTAL EXPENSES	184,216	952,842	151,573
Expenses waived/reimbursed by the Adviser	(63,324)	—	—
NET EXPENSES	120,892	952,842	151,573
NET INVESTMENT INCOME (LOSS)	$ 12,877,741	$ 51,606,866	$ 6,566,942
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,281,635	(2,610,251)	66,148,624
Investments — affiliated issuers	3,282	—	3,225
Foreign currency transactions	—	263,458	—
Futures contracts	—	18,575,514	2,446,282
Net realized gain (loss)	1,284,917	16,228,721	68,598,131
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(37,397,680)	276,791,333	96,567,996
Investments — affiliated issuers	10,540	—	1,201
Foreign currency translations	—	(675,741)	—
Futures contracts	—	(4,354,929)	(354,359)
Net change in unrealized appreciation/depreciation	(37,387,140)	271,760,663	96,214,838
NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,102,223)	287,989,384	164,812,969
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(23,224,482)	$339,596,250	$ 171,379,911
** Includes foreign deferred taxes	$ —	$ (3,714,930)	$ —
See accompanying notes to financial statements.
193

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex- U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(b)	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,877,741	$ 24,045,795	$ 51,606,866	$ 54,964,306	$ 6,566,942	$ 9,367,669
Net realized gain (loss)	1,284,917	12,983,630	16,228,721	12,553,426	68,598,131	87,244,174
Net change in unrealized appreciation/depreciation	(37,387,140)	38,808,794	271,760,663	379,793,513	96,214,838	172,688,276
Net increase (decrease) in net assets resulting from operations	(23,224,482)	75,838,219	339,596,250	447,311,245	171,379,911	269,300,119
Distributions to shareholders	(13,654,448)	(34,309,398)	—	(55,571,980)	—	(33,144,081)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	652,190,811	606,503,436	859,844,725	1,101,256,816	341,070,723	315,250,396
Reinvestment of distributions	13,654,448	34,309,398	—	55,571,980	—	33,144,080
Cost of shares redeemed	(151,397,039)	(300,912,971)	(296,210,747)	(374,904,536)	(139,529,152)	(267,893,599)
Other Capital	—	—	—	(50)	160	—
Net increase (decrease) in net assets from capital transactions	514,448,220	339,899,863	563,633,978	781,924,210	201,541,731	80,500,877
Contribution from Affiliate (Note 5)	—	439	—	—	—	—
Net increase (decrease) in net assets during the period	477,569,290	381,429,123	903,230,228	1,173,663,475	372,921,642	316,656,915
Net assets at beginning of period	1,415,007,620	1,033,578,497	3,270,962,377	2,097,298,902	1,065,858,987	749,202,072
NET ASSETS AT END OF PERIOD	$1,892,576,910	$1,415,007,620	$4,174,192,605	$3,270,962,377	$1,438,780,629	$1,065,858,987
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,231,795	5,663,700	7,046,163	11,643,374	968,228	1,213,203
Reinvestment of distributions	130,966	320,927	—	489,794	—	100,678
Shares redeemed	(1,452,001)	(2,865,783)	(2,406,316)	(3,713,369)	(390,200)	(1,003,530)
Net increase (decrease) from share transactions	4,910,760	3,118,844	4,639,847	8,419,799	578,028	310,351
(a)	After the close of trading on April 17, 2020, the State Street Aggregrate Bond Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	After the close of trading on April 17, 2020, State Street Global All Cap Equity ex-U.S. Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
194

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 107.23	$ 102.60	$ 97.10	$ 100.00	$ 99.10	$ 98.90
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	0.65	2.80	2.60	2.30	2.30
Net realized and unrealized gain (loss)	(2.67)	7.25	5.70	(2.80)	1.00	0.10
Total from investment operations	(1.86)	7.90	8.50	(0.20)	3.30	2.40
Contribution from Affiliate (Note 5)	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.85)	(2.67)	(3.00)	(2.70)	(2.40)	(2.10)
Net realized gains	—	(0.60)	—	—	—	(0.10)
Total distributions	(0.85)	(3.27)	(3.00)	(2.70)	(2.40)	(2.20)
Net asset value, end of period	$ 104.52	$ 107.23	$ 102.60	$ 97.10	$ 100.00	$ 99.10
Total return (d)	(1.73)%	7.86%(e)	8.69%	(0.12)%	3.38%	2.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,892,577	$1,415,008	$1,033,578	$846,759	$687,541	$249,906
Ratios to average net assets:
Total expenses	0.02%(f)	0.03%	0.04%	0.04%	0.06%	0.14%
Net expenses	0.01%(f)	0.03%	0.03%	0.03%	0.03%	0.01%
Net investment income (loss)	1.57%(f)	2.20%	2.76%	2.73%	2.31%	2.24%
Portfolio turnover rate	11%(g)(h)	37%(h)	69%	90%	99%	194%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Annualized.
(g)	Not annualized.
(h)	The portfolio turnover calculated for the periods ended 6/30/2021 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 69% and 82%, respectively.
See accompanying notes to financial statements.
195

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 116.43	$ 106.60	$ 90.20	$ 108.10	$ 87.30	$ 84.50
Income (loss) from investment operations:
Net investment income (loss) (b)	1.65	2.28	3.20	3.00	2.60	2.20
Net realized and unrealized gain (loss)	9.44	9.49	16.40	(18.20)	21.20	2.00
Total from investment operations	11.09	11.77	19.60	(15.20)	23.80	4.20
Other capital	—	(0.00)(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(1.94)	(3.20)	(2.70)	(2.50)	(1.40)
Net realized gains	—	—	—	(0.00)(c)	(0.50)	—
Total distributions	—	(1.94)	(3.20)	(2.70)	(3.00)	(1.40)
Net asset value, end of period	$ 127.52	$ 116.43	$ 106.60	$ 90.20	$ 108.10	$ 87.30
Total return (d)	9.54%	11.07%	21.70%	(13.99)%	27.20%	5.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,174,193	$3,270,962	$2,097,299	$1,907,599	$1,655,261	$552,700
Ratios to average net assets:
Total expenses	0.05%(e)	0.05%	0.06%	0.06%	0.06%	0.23%
Net expenses	0.05%(e)	0.05%	0.06%	0.06%	0.06%	0.08%
Net investment income (loss)	2.70%(e)	2.29%	3.19%	2.89%	2.59%	2.51%
Portfolio turnover rate	1%(f)	2%	28%	4%	2%	8%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 327.73	$ 254.60	$ 206.20	$ 242.00	$ 213.00	$ 186.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.77	3.01	3.60	3.80	3.40	3.00
Net realized and unrealized gain (loss)	46.13	79.67	54.20	(26.20)	35.20	27.60
Total from investment operations	47.90	82.68	57.80	(22.40)	38.60	30.60
Other capital	0.00(c)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(2.90)	(3.40)	(3.80)	(3.00)	(1.80)
Net realized gains	—	(6.65)	(6.00)	(9.60)	(6.60)	(1.80)
Total distributions	—	(9.55)	(9.40)	(13.40)	(9.60)	(3.60)
Net asset value, end of period	$ 375.63	$ 327.73	$ 254.60	$ 206.20	$ 242.00	$ 213.00
Total return (d)	14.62%	32.46%	27.98%	(9.07)%	18.20%	16.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,438,781	$1,065,859	$749,202	$628,732	$464,870	$142,269
Ratios to average net assets:
Total expenses	0.02%(e)	0.03%	0.05%	0.05%	0.07%	0.22%
Net expenses	0.02%(e)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.00%(e)	1.19%	1.48%	1.52%	1.46%	1.55%
Portfolio turnover rate	19%(f)	52%	51%	22%	21%	21%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
197

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NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2021
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	30.43%
State Street Global All Cap Equity ex- U.S. Index Fund	State Street Global All Cap Equity ex- U.S. Index Portfolio	23.21%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	25.68%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in each Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs
200

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Futures Contracts
Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex- U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
202

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The following tables summarize the value of the Portfolios' derivative instruments as of June 30, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$3,194,886	$—	$3,194,886
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	167,693	—	167,693
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	18,575,514	$—	18,575,514
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	2,446,282	—	2,446,282
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	(4,354,929)	$—	(4,354,929)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	(354,359)	—	(354,359)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex- U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025%, and 0.045%, respectively, of
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2022 except with the approval of the Funds’ Board.
SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with the approval of the Fund’s Board.
SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
SSGA FM is contractually obligated until April 30, 2022, to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.08% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios' Board.
With respect to the State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.
For the period ended June 30, 2021, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
204

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds and Portfolios, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
On January 15, 2020, State Street agreed to make a contribution of $439 to the State Street Aggregate Bond Index Portfolio in connection with a portfolio accounting matter.
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds and Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2021, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$455,823,096	$143,167,139	$185,815,305	$ 29,443,033
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	—	515,268,843	26,217,959
State Street Small/Mid Cap Equity Index Portfolio	—	—	447,205,135	239,906,634
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 580,621,413	$ —	$ 4,726,151	$ (4,726,151)
State Street Global All Cap Equity ex- U.S. Index Fund	805,232,432	163,471,745	—	163,471,745
State Street Small/Mid Cap Equity Index Fund	301,187,732	68,240,880	—	68,240,880
State Street Aggregate Bond Index Portfolio	2,086,959,671	48,512,775	15,444,476	33,068,299
State Street Global All Cap Equity ex- U.S. Index Portfolio	3,278,037,811	1,084,679,499	130,464,506	954,214,993
State Street Small/Mid Cap Equity Index Portfolio	1,125,544,193	362,044,703	16,795,013	345,249,690
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 161,433,962	$ 121,143,460	$ 43,408,194	$ 164,551,654
State Street Global All Cap Equity ex- U.S. Index Portfolio	127,175,402	81,084,886	53,183,133	134,268,019
State Street Small/Mid Cap Equity Index Portfolio	91,797,306	32,551,131	61,856,099	94,407,230
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$35,142,588	$—	$—	$—	$35,142,588	$35,142,588
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	8,934,730	—	—	—	8,934,730	8,934,730
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	2,706,906	—	—	—	2,706,906	2,706,906
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	74,359,236	—	—	—	74,359,236	74,359,236
State Street Global All Cap Equity ex- U.S. Index Portfolio	Common Stocks	81,084,886	—	—	—	81,084,886	81,084,886
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	32,551,036	—	—	—	32,551,036	32,551,036
State Street Small/Mid Cap Equity Index Portfolio	Rights	95	—	—	—	95	95
10.    Line of Credit
The Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Portfolios had no outstanding loans as of June 30, 2021.
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11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
12.    Share Splits
The Board authorized a 1-for-10 reverse share split, 1-for-10 reverse share split, 1-for-20 reverse share split, 1-for-10 reverse share split, 1-for-10 reverse share split and 1-for-20 reverse share split for the State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio respectively, effective after the close of trading on April 17, 2020, for the shareholders of record on April 16, 2020. The impact of the reverse share splits was to decrease the number of shares outstanding, while increasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds and Portfolios. The financial
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statements and financial highlights of the aforementioned Funds and Portfolios have been adjusted to reflect the reverse share splits.
13.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.47%	$ 980.00	$2.31(a)	$1,022.50	$2.36(a)
Class I	0.23	981.30	1.13(a)	1,023.70	1.15(a)
Class K	0.03	982.30	0.15(a)	1,024.60	0.15(a)
State Street Global All Cap Equity ex- U.S. Index Fund
Class A	0.47	1,093.00	2.44(a)	1,022.50	2.36(a)
Class I	0.13	1,094.80	0.68(a)	1,024.10	0.65(a)
Class K	0.02	1,095.30	0.10(a)	1,024.70	0.10(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.50	1,143.30	2.66(a)	1,022.30	2.51(a)
Class I	0.24	1,144.80	1.28(a)	1,023.60	1.20(a)
Class K	0.04	1,145.90	0.21(a)	1,024.60	0.20(a)
State Street Aggregate Bond Index Portfolio	0.01	982.70	0.05(b)	1,024.70	0.05(b)
State Street Global All Cap Equity ex- U.S. Index Portfolio	0.05	1,095.40	0.26(b)	1,024.50	0.25(b)
State Street Small/Mid Cap Equity Index Portfolio	0.02	1,146.20	0.11(b)	1,024.70	0.10(b)

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds’ website at www.ssga.com. The Funds’ and Portfolios' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, and State Street Small/Mid Cap Equity Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which are feeder funds for which the Portfolios serve as the master funds in a master-feeder structure:
_______________________________
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2020, as applicable, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and Portfolios and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and Portfolios’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds and Portfolios;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Funds and Portfolios.
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Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Funds. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds and Portfolios, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds and Portfolios by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s and Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. The Board considered each Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
216

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
217

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSITCORESAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Common Stocks	95.4%
Warrants	2.3
Corporate Bonds & Notes	0.0 *
Rights	0.0 *
Short-Term Investments	2.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
INDIA — 0.0% (a)
Britannia Industries, Ltd. 5.50%, 6/3/2024 (b)	INR	309,662	$ 4,213
TOTAL CORPORATE BONDS & NOTES (Cost $4,255)			4,213
	Shares
COMMON STOCKS — 95.4%
ARGENTINA — 0.0%
YPF SA ADR (b)	21,000	98,280
BRAZIL — 5.0%
Adecoagro SA (b)	10,100	101,404
Alpargatas SA Preference Shares (b)	17,800	178,041
Ambev SA	478,385	1,627,397
Atacadao SA	42,500	177,865
B2W Cia Digital (b)	20,888	275,823
B3 SA - Brasil Bolsa Balcao	623,876	2,091,253
Banco Bradesco SA Preference Shares	492,730	2,526,569
Banco Bradesco SA	144,449	629,284
Banco BTG Pactual SA	28,412	691,126
Banco BTG Pactual SA Preference Shares	2	12
Banco do Brasil SA	84,198	539,132
Banco Inter SA	31,200	483,683
Banco Inter SA (b)	3,886	19,864
Banco Inter SA, Preference Shares	7,773	40,524
Banco Santander Brasil SA	39,100	315,583
BB Seguridade Participacoes SA	72,837	335,310
Bradespar SA Preference Shares	21,100	312,557
Braskem SA Class A, Preference Shares (b)	19,200	227,859
BRF SA (b)	65,623	357,419
CCR SA	113,869	305,218
Centrais Eletricas Brasileiras SA	34,000	292,512
Centrais Eletricas Brasileiras SA Class B, Preference Shares	21,800	187,986
Cia de Saneamento Basico do Estado de Sao Paulo	35,400	258,065
Cia Energetica de Minas Gerais Preference Shares	115,531	279,281
Cia Paranaense de Energia Preference Shares	107,000	126,451
Security Description	Shares	Value
Cia Siderurgica Nacional SA	70,100	$ 614,546
Cosan SA	109,600	523,335
CPFL Energia SA	24,200	129,781
Energisa SA	18,400	170,878
Engie Brasil Energia SA	17,687	137,997
Equatorial Energia SA	96,000	474,466
Gerdau SA Preference Shares	113,700	670,936
Hapvida Participacoes e Investimentos SA (c)	109,395	335,956
Hypera SA	41,800	287,144
Itau Unibanco Holding SA Preference Shares	489,361	2,906,216
Itausa SA Preference Shares	442,763	983,849
Itausa SA	253	575
Klabin SA (b)	68,907	361,711
Localiza Rent a Car SA	60,208	767,921
Lojas Americanas SA Preference Shares	98,929	425,459
Lojas Renner SA	88,978	784,299
Magazine Luiza SA	295,556	1,245,755
Natura & Co. Holding SA (b)	89,490	1,011,920
Notre Dame Intermedica Participacoes SA	53,570	906,703
Petrobras Distribuidora SA	79,600	423,235
Petroleo Brasileiro SA Preference Shares	480,898	2,820,496
Petroleo Brasileiro SA	375,814	2,268,582
Raia Drogasil SA	105,500	519,526
Rede D'Or Sao Luiz SA (c)	41,300	568,159
Rumo SA (b)	136,400	520,554
Suzano SA (b)	75,624	901,396
Telefonica Brasil SA	46,755	391,345
TIM SA	76,800	176,471
TOTVS SA	45,900	344,397
Ultrapar Participacoes SA	67,764	248,349
Vale SA	400,284	9,034,181
Via Varejo S/A (b)	136,100	428,275
WEG SA	169,460	1,137,760
		44,902,391
CHILE — 0.4%
Banco de Chile	4,739,564	471,867
Banco de Credito e Inversiones SA	5,242	223,191
Banco Santander Chile	6,408,561	319,587
Cencosud SA	148,992	298,983
Cencosud Shopping SA	53,243	87,823
Colbun SA	682,107	96,127
Empresas CMPC SA	108,208	260,076
Empresas COPEC SA	38,188	379,200
Enel Americas SA	2,107,759	312,063
Enel Chile SA	3,038,792	176,332
Falabella SA	71,865	322,643

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,148	$ 672,317
		3,620,209
CHINA — 34.2%
21Vianet Group, Inc. ADR (b)	8,600	197,370
360 DigiTech, Inc. ADR (b)	8,700	364,008
360 Security Technology, Inc. Class A (b)	14,900	28,159
3SBio, Inc. (b) (c) (d)	134,800	166,637
51job, Inc. ADR (b)	2,800	217,756
AAC Technologies Holdings, Inc. (d)	73,000	546,148
Addsino Co., Ltd. Class A (b)	7,800	22,781
AECC Aviation Power Co., Ltd. Class A	8,600	70,801
Agile Group Holdings, Ltd.	124,000	160,631
Agora, Inc. ADR (b)	4,900	205,604
Agricultural Bank of China, Ltd. Class A	278,400	130,564
Agricultural Bank of China, Ltd. Class H	2,638,500	917,343
Aier Eye Hospital Group Co., Ltd. Class A	18,334	201,420
Air China, Ltd. Class A	18,400	22,157
Air China, Ltd. Class H (b) (d)	174,000	127,937
Airtac International Group	13,000	501,570
Akeso, Inc. (b) (c)	29,000	233,954
Alibaba Group Holding, Ltd. ADR (b)	1,182	268,054
Alibaba Group Holding, Ltd. (b)	1,520,800	43,082,985
Alibaba Health Information Technology, Ltd. (b)	416,500	923,547
A-Living Smart City Services Co., Ltd. (c)	48,500	241,381
Aluminum Corp. of China, Ltd. Class A (b)	29,900	24,528
Aluminum Corp. of China, Ltd. Class H (b)	398,000	237,288
Angel Yeast Co., Ltd. Class A	3,300	27,776
Anhui Conch Cement Co., Ltd. Class A	14,500	92,128
Anhui Conch Cement Co., Ltd. Class H	124,500	660,507
Anhui Gujing Distillery Co., Ltd. Class A	900	33,362
Anhui Gujing Distillery Co., Ltd. Class B	11,400	157,806
Anhui Honglu Steel Construction Group Co., Ltd. Class A	1,200	10,838
Security Description	Shares	Value
Anhui Kouzi Distillery Co., Ltd. Class A	1,100	$ 11,525
ANTA Sports Products, Ltd.	109,000	2,565,746
Asymchem Laboratories Tianjin Co., Ltd. Class A	500	28,835
Autobio Diagnostics Co., Ltd. Class A	520	6,098
Autohome, Inc. ADR	6,900	441,324
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	22,600
AVIC Industry-Finance Holdings Co., Ltd. Class A	20,500	12,279
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,400	29,353
AVIC Shenyang Aircraft Co., Ltd. Class A	5,600	52,266
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	6,300	25,626
AviChina Industry & Technology Co., Ltd. Class H	256,000	169,439
AVICOPTER PLC Class A	2,300	18,775
Baidu, Inc. ADR (b)	26,500	5,403,350
Baidu, Inc. Class A (b)	6,200	159,194
Bank of Beijing Co., Ltd. Class A	71,740	54,076
Bank of Chengdu Co., Ltd. Class A	15,400	30,129
Bank of China, Ltd. Class A	121,000	57,683
Bank of China, Ltd. Class H	8,023,000	2,882,385
Bank of Communications Co., Ltd. Class A	144,012	109,221
Bank of Communications Co., Ltd. Class H	903,000	606,973
Bank of Hangzhou Co., Ltd. Class A	23,400	53,422
Bank of Jiangsu Co., Ltd. Class A	46,800	51,430
Bank of Nanjing Co., Ltd. Class A	25,440	41,423
Bank of Ningbo Co., Ltd. Class A	20,000	120,634
Bank of Shanghai Co., Ltd. Class A	49,008	62,200
Baoshan Iron & Steel Co., Ltd. Class A	61,000	72,133
Baozun, Inc. ADR (b) (d)	6,200	219,728
BBMG Corp. Class A	33,400	13,906
BeiGene, Ltd. ADR (b)	4,700	1,612,993
Beijing Capital International Airport Co., Ltd. Class H (b)	178,000	118,042

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Beijing Dabeinong Technology Group Co., Ltd. Class A	19,800	$ 20,839
Beijing Enlight Media Co., Ltd. Class A	4,500	7,529
Beijing Enterprises Holdings, Ltd.	49,000	173,832
Beijing Enterprises Water Group, Ltd. (d)	456,000	172,633
Beijing New Building Materials PLC Class A	3,500	21,263
Beijing Originwater Technology Co., Ltd. Class A	12,700	14,369
Beijing Shiji Information Technology Co., Ltd. Class A	5,600	20,377
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	10,446
Beijing Sinnet Technology Co., Ltd. Class A	2,300	5,123
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,920	10,178
Beijing United Information Technology Co., Ltd. Class A	870	13,462
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	600	11,880
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	125,500	102,757
Betta Pharmaceuticals Co., Ltd. Class A	600	10,052
BGI Genomics Co., Ltd. Class A	1,600	29,371
Bilibili, Inc. ADR (b)	16,300	1,985,992
BOE Technology Group Co., Ltd. Class A	116,100	112,131
Bosideng International Holdings, Ltd.	306,000	218,688
Brilliance China Automotive Holdings, Ltd. (e)	334,000	235,473
Burning Rock Biotech, Ltd. ADR (b)	4,400	129,624
BYD Co., Ltd. Class A	5,600	217,556
BYD Co., Ltd. Class H (d)	79,500	2,377,061
BYD Electronic International Co., Ltd. (d)	72,000	472,839
By-health Co., Ltd. Class A	6,300	32,081
Caitong Securities Co., Ltd. Class A	13,000	21,107
CanSino Biologics, Inc. Class A (b)	94	11,316
CanSino Biologics, Inc. Class H (b) (c) (d)	7,800	414,414
Security Description	Shares	Value
CGN Power Co., Ltd. Class H (c)	1,017,700	$ 226,713
Changchun High & New Technology Industry Group, Inc. Class A	1,400	83,859
Changjiang Securities Co., Ltd. Class A	19,700	22,320
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	38,430
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	50,556
China Aoyuan Group, Ltd. (d)	141,000	118,925
China Bohai Bank Co., Ltd. Class H (c)	240,500	83,306
China Cinda Asset Management Co., Ltd. Class H	958,481	182,665
China CITIC Bank Corp., Ltd. Class H	902,000	427,430
China Communications Services Corp., Ltd. Class H	258,000	128,903
China Conch Venture Holdings, Ltd.	164,000	690,562
China Construction Bank Corp. Class A	28,400	29,231
China Construction Bank Corp. Class H	9,712,500	7,641,581
China East Education Holdings, Ltd. (b) (c) (d)	57,000	89,546
China Eastern Airlines Corp., Ltd. Class A	22,400	17,613
China Education Group Holdings, Ltd. (d)	87,000	194,034
China Everbright Bank Co., Ltd. Class A	142,600	83,430
China Everbright Bank Co., Ltd. Class H	373,000	152,258
China Everbright Environment Group, Ltd.	409,222	231,858
China Everbright, Ltd.	92,000	108,279
China Evergrande Group (d)	194,000	252,809
China Feihe, Ltd. (c)	361,000	779,098
China Fortune Land Development Co., Ltd. Class A	12,350	10,016
China Galaxy Securities Co., Ltd. Class A	14,200	23,693
China Galaxy Securities Co., Ltd. Class H	382,000	227,748
China Gas Holdings, Ltd.	311,400	950,338
China Greatwall Technology Group Co., Ltd. Class A	7,100	16,044

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Hongqiao Group, Ltd.	230,500	$ 312,247
China Huarong Asset Management Co., Ltd. Class H (c) (e)	1,217,500	79,956
China International Capital Corp., Ltd. Class H (c)	138,000	371,395
China Jinmao Holdings Group, Ltd.	596,000	199,540
China Jushi Co., Ltd. Class A	7,429	17,834
China Lesso Group Holdings, Ltd.	117,000	288,664
China Life Insurance Co., Ltd. Class A	9,000	47,209
China Life Insurance Co., Ltd. Class H	752,000	1,491,247
China Literature, Ltd. (b) (c) (d)	41,000	455,887
China Longyuan Power Group Corp., Ltd. Class H	329,000	566,843
China Medical System Holdings, Ltd.	148,000	389,732
China Meidong Auto Holdings, Ltd.	56,000	305,388
China Mengniu Dairy Co., Ltd.	319,000	1,928,578
China Merchants Bank Co., Ltd. Class A	61,700	517,505
China Merchants Bank Co., Ltd. Class H	394,000	3,361,190
China Merchants Energy Shipping Co., Ltd. Class A	14,760	10,555
China Merchants Port Holdings Co., Ltd.	140,969	205,848
China Merchants Securities Co., Ltd. Class A	24,050	70,800
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	27,812	47,136
China Minsheng Banking Corp., Ltd. Class A	130,300	88,939
China Minsheng Banking Corp., Ltd. Class H (d)	631,700	302,597
China Molybdenum Co., Ltd. Class A (b)	50,000	39,933
China Molybdenum Co., Ltd. Class H	348,000	206,581
China National Building Material Co., Ltd. Class H	398,000	467,400
China National Chemical Engineering Co., Ltd. Class A	21,200	28,744
China National Medicines Corp., Ltd. Class A	3,600	18,421
Security Description	Shares	Value
China National Nuclear Power Co., Ltd. Class A	36,900	$ 28,899
China National Software & Service Co., Ltd. Class A	1,000	8,812
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	8,300	26,592
China Oilfield Services, Ltd. Class H	176,000	157,737
China Overseas Land & Investment, Ltd.	395,500	898,372
China Overseas Property Holdings, Ltd.	140,000	149,629
China Pacific Insurance Group Co., Ltd. Class A	23,100	103,579
China Pacific Insurance Group Co., Ltd. Class H	266,200	838,104
China Petroleum & Chemical Corp. Class A	87,200	58,846
China Petroleum & Chemical Corp. Class H	2,454,000	1,241,876
China Power International Development, Ltd.	396,000	86,687
China Railway Group, Ltd. Class A	62,100	50,366
China Railway Group, Ltd. Class H	416,000	216,950
China Railway Signal & Communication Corp., Ltd. Class A	14,348	12,636
China Resources Beer Holdings Co., Ltd.	147,333	1,323,291
China Resources Cement Holdings, Ltd.	245,000	232,827
China Resources Gas Group, Ltd.	96,000	576,061
China Resources Land, Ltd.	324,000	1,312,129
China Resources Mixc Lifestyle Services, Ltd. (c)	34,600	236,805
China Resources Pharmaceutical Group, Ltd. (c)	199,500	124,337
China Resources Power Holdings Co., Ltd.	214,000	292,099
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	17,389
China Shenhua Energy Co., Ltd. Class A	13,300	40,183
China Shenhua Energy Co., Ltd. Class H	343,000	672,233
China Shipbuilding Industry Co., Ltd. Class A (b)	78,000	49,740
China Southern Airlines Co., Ltd. Class A (b)	34,500	32,146

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H (b) (d)	188,000	$ 116,685
China State Construction Engineering Corp., Ltd. Class A	153,900	110,765
China State Construction International Holdings, Ltd.	240,000	163,794
China Taiping Insurance Holdings Co., Ltd.	154,800	257,540
China Tourism Group Duty Free Corp., Ltd. Class A	6,200	287,984
China Tower Corp., Ltd. Class H (c)	4,406,000	607,071
China Traditional Chinese Medicine Holdings Co., Ltd. (b)	278,000	190,444
China TransInfo Technology Co., Ltd. Class A	6,000	15,509
China Vanke Co., Ltd. Class A	23,800	87,709
China Vanke Co., Ltd. Class H	169,900	531,631
China Yangtze Power Co., Ltd. Class A	71,305	227,793
China Yuhua Education Corp., Ltd. (c)	122,000	110,440
China Zheshang Bank Co., Ltd. Class A	36,900	22,674
Chindata Group Holdings, Ltd. ADR (b)	8,700	131,283
Chongqing Brewery Co., Ltd. Class A (b)	2,000	61,277
Chongqing Changan Automobile Co., Ltd. Class A	16,700	67,929
Chongqing Rural Commercial Bank Co., Ltd. Class H	248,000	98,039
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,400	156,070
CIFI Holdings Group Co., Ltd.	352,323	274,932
CITIC Securities Co., Ltd. Class A	36,100	139,352
CITIC Securities Co., Ltd. Class H (b)	223,000	559,377
CITIC, Ltd.	588,000	633,744
Contemporary Amperex Technology Co., Ltd. Class A	7,600	629,094
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	27,000	127,627
COSCO SHIPPING Holdings Co., Ltd. Class H (b) (d)	260,750	656,756
Security Description	Shares	Value
COSCO SHIPPING Ports, Ltd.	168,115	$ 131,187
Country Garden Holdings Co., Ltd. (d)	779,347	873,094
Country Garden Services Holdings Co., Ltd.	149,000	1,609,753
CSC Financial Co., Ltd. Class A	7,900	38,431
CSPC Pharmaceutical Group, Ltd.	906,240	1,311,658
Dada Nexus, Ltd. ADR (b)	6,000	174,060
Dali Foods Group Co., Ltd. (c)	252,300	150,421
Daqo New Energy Corp. ADR (b)	5,400	351,108
DaShenLin Pharmaceutical Group Co., Ltd. Class A	2,640	20,884
DHC Software Co., Ltd. Class A	4,400	5,401
Dong-E-E-Jiao Co., Ltd. Class A	2,700	15,007
Dongfang Electric Corp., Ltd. Class A	11,100	18,847
Dongfeng Motor Group Co., Ltd. Class H	290,000	260,654
Dongxing Securities Co., Ltd. Class A	11,600	19,624
DouYu International Holdings, Ltd. ADR (b)	9,200	62,928
East Money Information Co., Ltd. Class A	32,836	166,649
ENN Energy Holdings, Ltd.	80,100	1,524,467
ENN Natural Gas Co., Ltd. Class A	4,600	11,755
Eve Energy Co., Ltd. Class A	6,981	112,297
Ever Sunshine Lifestyle Services Group, Ltd.	66,000	163,856
Everbright Securities Co., Ltd. Class A	8,999	24,918
Fangda Carbon New Material Co., Ltd. Class A	17,360	19,991
Far East Horizon, Ltd. (d)	168,000	175,661
FAW Jiefang Group Co., Ltd. (b)	14,500	24,283
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	5,767
Financial Street Holdings Co., Ltd. Class A	11,900	12,433
First Capital Securities Co., Ltd. Class A	14,100	15,582
Flat Glass Group Co., Ltd. Class H (d)	41,000	168,945

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Focus Media Information Technology Co., Ltd. Class A	46,800	$ 68,163
Foshan Haitian Flavouring & Food Co., Ltd. Class A	11,050	220,543
Fosun International, Ltd.	254,500	366,387
Founder Securities Co., Ltd. Class A (b)	33,000	47,808
Foxconn Industrial Internet Co., Ltd. Class A	23,700	45,523
Fu Jian Anjoy Foods Co., Ltd. Class A (b)	800	31,453
Fujian Sunner Development Co., Ltd. Class A	4,100	15,154
Fuyao Glass Industry Group Co., Ltd. Class A	4,600	39,764
Fuyao Glass Industry Group Co., Ltd. Class H (c)	56,056	394,839
Ganfeng Lithium Co., Ltd. Class A	3,600	67,472
Ganfeng Lithium Co., Ltd. Class H (c)	17,000	253,932
Gaotu Techedu, Inc. ADR (b) (d)	12,400	183,148
G-bits Network Technology Xiamen Co., Ltd. Class A	300	24,610
GCL System Integration Technology Co., Ltd. Class A (b)	9,500	5,117
GDS Holdings, Ltd. ADR (b)	9,200	722,108
Geely Automobile Holdings, Ltd.	595,000	1,873,298
Gemdale Corp. Class A	18,100	28,687
Genscript Biotech Corp. (b)	110,000	480,179
GF Securities Co., Ltd. Class A	18,200	42,649
GF Securities Co., Ltd. Class H	111,800	144,827
Giant Network Group Co., Ltd. Class A	5,400	11,116
Gigadevice Semiconductor Beijing, Inc. Class A	1,692	49,208
GoerTek, Inc. Class A	9,400	62,183
GOME Retail Holdings, Ltd. (b) (d)	1,017,000	130,958
Great Wall Motor Co., Ltd. Class A	7,400	49,926
Great Wall Motor Co., Ltd. Class H	313,000	1,011,647
Greenland Holdings Corp., Ltd. Class A	32,500	27,415
Greentown China Holdings, Ltd. (d)	83,000	127,826
Security Description	Shares	Value
Greentown Service Group Co., Ltd.	158,000	$ 245,367
Guangdong Haid Group Co., Ltd. Class A	4,100	51,783
Guangdong Investment, Ltd.	304,000	436,867
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,100	33,038
Guanghui Energy Co., Ltd. Class A (b)	27,300	14,071
Guangzhou Automobile Group Co., Ltd. Class H	324,800	291,514
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	16,766
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	13,471
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	42,039
Guangzhou R&F Properties Co., Ltd. Class H (d)	180,800	206,273
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	2,200	42,322
Guangzhou Tinci Materials Technology Co., Ltd. Class A	3,060	50,479
Guolian Securities Co., Ltd. Class A	7,800	18,592
Guosen Securities Co., Ltd. Class A	9,400	15,640
Guotai Junan Securities Co., Ltd. Class A	25,800	68,445
Guoxuan High-Tech Co., Ltd. Class A (b)	6,100	41,127
Guoyuan Securities Co., Ltd. Class A	18,720	23,093
Haidilao International Holding, Ltd. (c) (d)	107,000	563,531
Haier Smart Home Co., Ltd. Class A	20,400	81,810
Haier Smart Home Co., Ltd. Class H (b)	204,800	714,678
Haitian International Holdings, Ltd.	69,000	231,456
Haitong Securities Co., Ltd. Class A	32,500	57,848
Haitong Securities Co., Ltd. Class H (d)	292,400	256,034
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	2,600	13,715
Hangzhou First Applied Material Co., Ltd. Class A	2,520	41,005

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Hangzhou Oxygen Plant Group Co., Ltd. Class A	2,400	$ 12,849
Hangzhou Robam Appliances Co., Ltd. Class A	1,500	10,796
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	53,854
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	13,800	323,416
Hansoh Pharmaceutical Group Co., Ltd. (c)	126,000	551,646
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	23,302
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,797	43,298
Hengan International Group Co., Ltd.	66,000	441,935
Hengli Petrochemical Co., Ltd. Class A	20,300	82,446
HengTen Networks Group, Ltd. (b) (d)	280,000	223,903
Hengyi Petrochemical Co., Ltd. Class A	16,510	30,537
Hesteel Co., Ltd. Class A (b)	42,500	16,182
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	36,657
Hongfa Technology Co., Ltd. Class A	3,600	34,937
Hopson Development Holdings, Ltd.	66,400	304,389
Hua Hong Semiconductor, Ltd. (b) (c) (d)	51,000	281,733
Huadian Power International Corp., Ltd. Class A	27,200	14,482
Huadong Medicine Co., Ltd. Class A	3,960	28,201
Huafon Chemical Co., Ltd. Class A	7,600	16,704
Hualan Biological Engineering, Inc. Class A	4,810	27,308
Huaneng Power International, Inc. Class A	6,600	4,311
Huaneng Power International, Inc. Class H	362,000	141,708
Huatai Securities Co., Ltd. Class A	25,218	61,671
Huatai Securities Co., Ltd. Class H (c)	156,700	230,030
Security Description	Shares	Value
Huaxi Securities Co., Ltd. Class A	10,400	$ 15,501
Huaxia Bank Co., Ltd. Class A	41,700	39,952
Huaxin Cement Co., Ltd. Class A	5,400	14,685
Huayu Automotive Systems Co., Ltd. Class A	9,900	40,254
Huazhu Group, Ltd. ADR (b) (d)	18,000	950,580
Hubei Biocause Pharmaceutical Co., Ltd. Class A	13,782	7,722
Huizhou Desay Sv Automotive Co., Ltd. Class A	1,000	17,038
Humanwell Healthcare Group Co., Ltd. Class A	4,400	19,253
Hundsun Technologies, Inc. Class A	4,160	60,042
HUYA, Inc. ADR (b) (d)	6,600	116,490
Iflytek Co., Ltd. Class A	6,650	69,558
I-Mab ADR (b)	3,300	277,035
Industrial & Commercial Bank of China, Ltd. Class A	130,742	104,620
Industrial & Commercial Bank of China, Ltd. Class H	5,698,000	3,345,787
Industrial Bank Co., Ltd. Class A	55,099	175,253
Industrial Securities Co., Ltd. Class A	15,300	22,876
Ingenic Semiconductor Co., Ltd. Class A	1,900	29,678
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	126,100	30,252
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	26,628
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,000	125,411
Innovent Biologics, Inc. (b) (c)	117,500	1,370,053
Inspur Electronic Information Industry Co., Ltd. Class A	3,248	14,142
Intco Medical Technology Co., Ltd. Class A	1,500	28,975
iQIYI, Inc. ADR (b)	28,800	448,704
JA Solar Technology Co., Ltd. Class A (b)	5,200	39,438
Jafron Biomedical Co., Ltd. Class A	1,520	20,317
Jason Furniture Hangzhou Co., Ltd. Class A	2,000	23,923

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
JD Health International, Inc. (b) (c) (d)	29,750	$ 426,376
JD.com, Inc. ADR (b)	87,267	6,964,779
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	11,000	10,556
Jiangsu Expressway Co., Ltd. Class H	148,000	167,518
Jiangsu Hengli Hydraulic Co., Ltd. Class A	4,364	58,035
Jiangsu Hengrui Medicine Co., Ltd. Class A	21,744	228,753
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,800	23,472
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,300	169,971
Jiangsu Yangnong Chemical Co., Ltd. Class A	1,500	25,949
Jiangsu Yoke Technology Co., Ltd. Class A	1,200	15,044
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	6,200	5,681
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	19,193
Jiangxi Copper Co., Ltd. Class A	8,800	30,483
Jiangxi Copper Co., Ltd. Class H (d)	112,000	229,312
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	9,248
Jinke Properties Group Co., Ltd. Class A	23,600	21,150
Jinxin Fertility Group, Ltd. (c)	126,000	318,008
JiuGui Liquor Co., Ltd. Class A	1,600	63,298
Jiumaojiu International Holdings, Ltd. (c)	66,000	269,835
Joinn Laboratories China Co., Ltd. Class A	600	17,064
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	17,842
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,600	10,406
JOYY, Inc. ADR (d)	6,100	402,417
Juewei Food Co., Ltd. Class A	2,300	30,006
Kaisa Group Holdings, Ltd. (d)	348,571	131,962
KE Holdings, Inc. ADR (b)	35,900	1,711,712
Kingboard Holdings, Ltd.	67,000	371,846
Security Description	Shares	Value
Kingdee International Software Group Co., Ltd. (b)	263,000	$ 892,375
Kingfa Sci & Tech Co., Ltd. Class A	8,500	27,444
Kingsoft Cloud Holdings, Ltd. ADR (b) (d)	5,400	183,222
Kingsoft Corp., Ltd. (d)	97,000	581,437
Kuaishou Technology (b) (c) (d)	27,400	687,307
Kuang-Chi Technologies Co., Ltd. Class A (b)	7,100	22,869
Kunlun Energy Co., Ltd.	406,000	374,326
Kweichow Moutai Co., Ltd. Class A	3,799	1,209,346
KWG Group Holdings, Ltd.	137,250	183,805
Lee & Man Paper Manufacturing, Ltd.	136,000	103,499
Lenovo Group, Ltd.	742,000	853,230
Lens Technology Co., Ltd. Class A	14,500	66,004
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	26,349
Li Auto, Inc. ADR (b) (d)	47,700	1,666,638
Li Ning Co., Ltd.	226,500	2,764,952
Liaoning Cheng Da Co., Ltd. Class A	7,400	23,835
Lingyi iTech Guangdong Co. Class A	16,300	23,185
Logan Group Co., Ltd.	150,000	224,444
Lomon Billions Group Co., Ltd. Class A	8,200	43,888
Longfor Group Holdings, Ltd. (c)	183,500	1,027,866
LONGi Green Energy Technology Co., Ltd. Class A	15,960	219,458
Lufax Holding, Ltd. ADR (b)	17,200	194,360
Luxi Chemical Group Co., Ltd. Class A	4,600	13,335
Luxshare Precision Industry Co., Ltd. Class A (b)	25,271	179,925
Luzhou Laojiao Co., Ltd. Class A	5,100	186,244
Mango Excellent Media Co., Ltd. Class A	5,440	57,761
Maxscend Microelectronics Co., Ltd. Class A	540	44,924
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	15,000	21,150
Meituan Class B (b) (c)	364,300	15,030,128
Metallurgical Corp. of China, Ltd. Class A	40,900	18,865
Microport Scientific Corp.	64,000	574,000
Midea Group Co., Ltd. Class A	10,600	117,093

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Ming Yang Smart Energy Group, Ltd. Class A	4,600	$ 11,527
Ming Yuan Cloud Group Holdings, Ltd.	39,000	193,598
Minth Group, Ltd.	78,000	370,623
MMG, Ltd. (b) (d)	244,000	107,455
Momo, Inc. ADR	15,700	240,367
Montage Technology Co., Ltd. Class A	2,768	26,725
Muyuan Foods Co., Ltd. Class A	17,276	162,630
NanJi E-Commerce Co., Ltd. Class A	9,800	14,819
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	3,120	20,161
Nanjing Securities Co., Ltd. Class A	13,133	21,384
NARI Technology Co., Ltd. Class A	18,482	66,481
NAURA Technology Group Co., Ltd. Class A	1,600	68,692
NavInfo Co., Ltd. Class A	3,500	7,963
NetEase, Inc. ADR	40,565	4,675,116
New China Life Insurance Co., Ltd. Class A	6,800	48,320
New China Life Insurance Co., Ltd. Class H	83,600	285,275
New Hope Liuhe Co., Ltd. Class A (b)	13,700	31,107
New Oriental Education & Technology Group, Inc. ADR (b)	158,200	1,295,658
Ninestar Corp. Class A	4,400	21,929
Ningbo Joyson Electronic Corp. Class A	6,700	26,465
Ningbo Tuopu Group Co., Ltd. Class A	5,000	28,967
NIO, Inc. ADR (b)	130,500	6,942,600
Noah Holdings, Ltd. ADR (b) (d)	3,300	155,760
Nongfu Spring Co., Ltd. Class H (c) (d)	40,600	203,631
Offcn Education Technology Co., Ltd. Class A	5,500	17,783
Offshore Oil Engineering Co., Ltd. Class A	6,200	4,318
OFILM Group Co., Ltd. Class A	12,400	17,043
OneConnect Financial Technology Co., Ltd. ADR (b)	11,800	141,836
Oppein Home Group, Inc. Class A	1,680	36,914
Orient Securities Co., Ltd. Class A	23,900	36,955
Security Description	Shares	Value
Ovctek China, Inc. Class A	1,860	$ 29,811
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	33,400	11,838
People's Insurance Co. Group of China, Ltd. Class A	19,600	17,990
People's Insurance Co. Group of China, Ltd. Class H	837,000	279,149
Perfect World Co., Ltd. Class A	4,800	17,764
PetroChina Co., Ltd. Class A	51,800	42,413
PetroChina Co., Ltd. Class H	2,130,000	1,036,770
Pharmaron Beijing Co., Ltd. Class A	2,000	67,171
Pharmaron Beijing Co., Ltd. Class H (c)	14,300	381,169
PICC Property & Casualty Co., Ltd. Class H	711,000	622,572
Pinduoduo, Inc. ADR (b)	44,300	5,626,986
Ping An Bank Co., Ltd. Class A	64,200	224,770
Ping An Healthcare & Technology Co., Ltd. (b) (c) (d)	46,300	576,525
Ping An Insurance Group Co. of China, Ltd. Class A	32,200	320,363
Ping An Insurance Group Co. of China, Ltd. Class H	639,500	6,262,544
Poly Developments & Holdings Group Co., Ltd. Class A	42,600	79,386
Poly Property Services Co., Ltd. Class H (d)	12,000	81,433
Postal Savings Bank of China Co., Ltd. Class A	36,900	28,671
Postal Savings Bank of China Co., Ltd. Class H (b) (c)	802,000	540,116
Power Construction Corp. of China, Ltd. Class A	51,100	30,609
Powerlong Real Estate Holdings, Ltd.	146,000	125,398
Proya Cosmetics Co., Ltd. Class A	1,000	30,446
Raytron Technology Co., Ltd. Class A	1,060	16,379
RiseSun Real Estate Development Co., Ltd. Class A	19,300	16,848
Riyue Heavy Industry Co., Ltd. Class A	2,400	10,059
RLX Technology, Inc. ADR (b) (d)	12,500	109,125

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Rongsheng Petrochemical Co., Ltd. Class A	31,455	$ 84,080
SAIC Motor Corp., Ltd. Class A	27,800	94,533
Sailun Group Co., Ltd. Class A	7,600	11,751
Sanan Optoelectronics Co., Ltd. Class A	12,000	59,528
Sangfor Technologies, Inc. Class A	1,650	66,267
Sany Heavy Equipment International Holdings Co., Ltd. (d)	111,000	112,489
Sany Heavy Industry Co., Ltd. Class A	28,555	128,481
SDIC Capital Co., Ltd. Class A	12,312	16,179
SDIC Power Holdings Co., Ltd. Class A	27,200	40,458
Seazen Group, Ltd.	218,000	206,607
Seazen Holdings Co., Ltd. Class A	6,800	43,784
SF Holding Co., Ltd. Class A	11,600	121,551
SG Micro Corp. Class A	750	29,338
Shaanxi Coal Industry Co., Ltd. Class A	24,700	45,303
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	16,012
Shandong Gold Mining Co., Ltd. Class A	11,228	33,402
Shandong Gold Mining Co., Ltd. Class H (c)	53,500	94,657
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	8,450	40,479
Shandong Linglong Tyre Co., Ltd. Class A	4,800	32,496
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	26,684
Shandong Sinocera Functional Material Co., Ltd. Class A	3,890	29,352
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	21,696
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	252,000	587,990
Shanghai Bailian Group Co., Ltd. Class A	4,000	12,475
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	2,380	34,918
Shanghai Baosight Software Co., Ltd. Class A	1,690	13,314
Security Description	Shares	Value
Shanghai Construction Group Co., Ltd. Class A	47,200	$ 20,163
Shanghai Electric Group Co., Ltd. Class A (b)	19,000	12,469
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	88,420
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	50,000	403,691
Shanghai Industrial Urban Development Group, Ltd.	11,400	1,072
Shanghai International Airport Co., Ltd. Class A	2,968	22,110
Shanghai International Port Group Co., Ltd. Class A	19,400	14,323
Shanghai Jinjiang International Hotels Co., Ltd. Class A	2,700	23,799
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	131,948
Shanghai M&G Stationery, Inc. Class A	2,300	30,103
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	28,126
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	90,300	197,208
Shanghai Pudong Development Bank Co., Ltd. Class A	72,400	112,060
Shanghai Putailai New Energy Technology Co., Ltd. Class A	1,960	41,440
Shanghai RAAS Blood Products Co., Ltd. Class A	18,500	21,447
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	23,320
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	17,532
Shanxi Meijin Energy Co., Ltd. Class A (b)	7,400	8,659
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	26,432
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A (b)	2,700	187,220
Shenergy Co., Ltd. Class A	7,100	6,747
Shenghe Resources Holding Co., Ltd. Class A (b)	4,400	11,823

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Shengyi Technology Co., Ltd. Class A	6,000	$ 21,740
Shennan Circuits Co., Ltd. Class A	1,260	21,673
Shenwan Hongyuan Group Co., Ltd. Class A	75,100	54,400
Shenzhen Capchem Technology Co., Ltd. Class A	2,000	30,987
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	24,077
Shenzhen Inovance Technology Co., Ltd. Class A	8,850	101,721
Shenzhen International Holdings, Ltd. (d)	116,085	160,543
Shenzhen Investment, Ltd.	269,472	82,932
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	56,479
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,100	230,334
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	37,886
Shenzhen SC New Energy Technology Corp. Class A	1,500	26,934
Shenzhen Sunlord Electronics Co., Ltd. Class A	2,000	12,002
Shenzhen Sunway Communication Co., Ltd. Class A	2,100	10,037
Shenzhou International Group Holdings, Ltd.	84,200	2,126,183
Shimao Group Holdings, Ltd.	131,500	322,406
Shimao Services Holdings, Ltd. (c)	60,000	207,447
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	19,084
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	16,057
Sichuan Road & Bridge Co., Ltd. Class A	11,800	11,451
Sichuan Swellfun Co., Ltd. Class A	800	15,645
Silergy Corp.	8,000	1,088,201
Sinolink Securities Co., Ltd. Class A	12,200	23,962
Sinoma Science & Technology Co., Ltd. Class A	8,700	35,240
Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	$ 14,258
Sinopharm Group Co., Ltd. Class H	135,600	403,351
Sinotruk Hong Kong, Ltd.	73,500	157,490
Skshu Paint Co., Ltd. Class A	1,680	45,765
Smoore International Holdings, Ltd. (c)	120,000	665,220
Songcheng Performance Development Co., Ltd. Class A	11,340	29,487
SooChow Securities Co., Ltd. Class A (b)	15,600	20,137
Southwest Securities Co., Ltd. Class A	29,900	22,538
Spring Airlines Co., Ltd. Class A	3,300	29,063
Sun Art Retail Group, Ltd. (b) (d)	187,500	139,553
Sunac China Holdings, Ltd. (b)	264,700	908,369
Sunac Services Holdings, Ltd. (c)	63,000	234,044
Sungrow Power Supply Co., Ltd. Class A	4,800	85,482
Suning.com Co., Ltd. Class A	30,200	26,129
Sunny Optical Technology Group Co., Ltd.	72,500	2,290,992
Sunwoda Electronic Co., Ltd. Class A	6,200	31,245
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	23,224
Suzhou Maxwell Technologies Co., Ltd. Class A	360	25,336
TAL Education Group ADR (b)	41,700	1,052,091
TBEA Co., Ltd. Class A	14,887	29,609
TCL Technology Group Corp Class A	31,000	36,706
Tencent Holdings, Ltd.	581,400	43,721,885
Tencent Music Entertainment Group ADR (b)	67,500	1,044,900
Thunder Software Technology Co., Ltd. Class A	1,400	34,033
Tianfeng Securities Co., Ltd. Class A	22,100	16,624
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	12,400	74,083
Tianma Microelectronics Co., Ltd. Class A (b)	8,800	19,314

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Tianshui Huatian Technology Co., Ltd. Class A	9,100	$ 21,677
Tingyi Cayman Islands Holding Corp.	206,000	411,159
Toly Bread Co., Ltd. Class A	3,080	14,874
Tongcheng-Elong Holdings, Ltd. (b)	90,000	225,294
TongFu Microelectronics Co., Ltd. Class A	6,300	23,441
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,900	16,448
Tongkun Group Co., Ltd. Class A	7,400	27,592
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	17,766
Tongwei Co., Ltd. Class A	14,100	94,431
Topchoice Medical Corp. Class A (b)	1,100	69,975
Topsports International Holdings, Ltd. (c)	125,000	204,743
Transfar Zhilian Co., Ltd. Class A	13,000	15,513
TravelSky Technology, Ltd. Class H	95,000	205,026
Trip.com Group, Ltd. ADR (b)	51,167	1,814,382
Tsingtao Brewery Co., Ltd. Class A (b)	3,200	57,280
Tsingtao Brewery Co., Ltd. Class H (b)	50,000	538,254
Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,500	59,663
Uni-President China Holdings, Ltd.	137,000	151,186
Unisplendour Corp., Ltd. Class A	6,160	20,861
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	15,091
Up Fintech Holding, Ltd. ADR (b) (d)	8,000	231,840
Venus MedTech Hangzhou, Inc. Class H (b) (c) (d)	22,000	183,431
Vipshop Holdings, Ltd. ADR (b)	45,988	923,439
Walvax Biotechnology Co., Ltd. Class A	3,500	33,424
Wanhua Chemical Group Co., Ltd. Class A	11,100	186,957
Want Want China Holdings, Ltd.	472,000	334,284
Weibo Corp. ADR (b)	5,760	303,091
Weichai Power Co., Ltd. Class A	18,400	50,892
Security Description	Shares	Value
Weichai Power Co., Ltd. Class H	200,000	$ 444,510
Weihai Guangwei Composites Co., Ltd. Class A	2,400	28,213
Weimob, Inc. (b) (c) (d)	165,000	363,746
Wens Foodstuffs Group Co., Ltd. Class A	23,040	51,245
Western Securities Co., Ltd. Class A	14,600	18,643
Wharf Holdings, Ltd.	139,000	529,807
Will Semiconductor Co., Ltd. Class A	2,900	144,532
Wingtech Technology Co., Ltd. Class A	3,500	52,493
Winning Health Technology Group Co., Ltd. Class A	8,450	21,279
Wuchan Zhongda Group Co., Ltd. Class A	20,300	24,728
Wuhan Guide Infrared Co., Ltd. Class A	7,280	31,077
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	33,832
Wuliangye Yibin Co., Ltd. Class A (b)	11,000	507,176
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,800	9,099
WuXi AppTec Co., Ltd. Class A	8,733	211,660
WuXi AppTec Co., Ltd. Class H (c)	35,191	821,562
Wuxi Biologics Cayman, Inc. (b) (c)	340,500	6,239,259
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	5,920	55,106
Wuxi Shangji Automation Co., Ltd. Class A	600	16,619
XCMG Construction Machinery Co., Ltd. Class A	35,100	34,606
Xiamen C & D, Inc. Class A	11,400	14,292
Xiaomi Corp. Class B (b) (c)	1,450,100	5,041,650
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,800	14,680
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (d)	85,000	132,877
Xinyi Solar Holdings, Ltd. (d)	489,558	1,056,548
XPeng, Inc. ADR (b) (d)	32,700	1,452,534
Yadea Group Holdings, Ltd. (c)	118,000	253,752

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Yango Group Co., Ltd. Class A	16,200	$ 13,039
Yantai Eddie Precision Machinery Co., Ltd. Class A	4,200	27,868
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,600	11,070
Yanzhou Coal Mining Co., Ltd. Class A	9,900	23,536
Yanzhou Coal Mining Co., Ltd. Class H (d)	134,000	180,143
Yealink Network Technology Corp., Ltd. Class A	1,500	19,456
Yifeng Pharmacy Chain Co., Ltd. Class A	1,274	11,060
Yihai International Holding, Ltd. (d)	49,000	329,050
Yintai Gold Co., Ltd. Class A	11,060	16,280
Yixintang Pharmaceutical Group Co., Ltd. Class A	1,400	7,175
Yonghui Superstores Co., Ltd. Class A	28,800	21,085
Yonyou Network Technology Co., Ltd. Class A	9,878	50,851
Youngor Group Co., Ltd. Class A	22,500	22,950
YTO Express Group Co., Ltd. Class A	10,400	16,113
Yuexiu Property Co., Ltd.	151,400	159,474
Yum China Holdings, Inc.	42,500	2,815,625
Yunda Holding Co., Ltd. Class A	9,360	19,601
Yunnan Aluminium Co., Ltd. Class A (b)	7,600	13,998
Yunnan Baiyao Group Co., Ltd. Class A	4,299	76,999
Yunnan Energy New Material Co., Ltd. Class A	2,700	97,831
Yutong Bus Co., Ltd. Class A	9,300	17,979
Zai Lab, Ltd. ADR (b)	7,774	1,375,920
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	131,836
Zhaojin Mining Industry Co., Ltd. Class H	125,500	119,264
Zhefu Holding Group Co., Ltd. Class A	13,200	10,195
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	18,800	18,681
Zhejiang China Commodities City Group Co., Ltd. Class A	13,400	10,681
Security Description	Shares	Value
Zhejiang Chint Electrics Co., Ltd. Class A	5,000	$ 25,833
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	39,190
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	17,805
Zhejiang Expressway Co., Ltd. Class H	180,000	160,163
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	18,841
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,600	81,308
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	6,000	46,898
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	2,000	15,038
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	15,737
Zhejiang NHU Co., Ltd. Class A	6,480	28,765
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	8,190	30,398
Zhejiang Satellite Petrochemical Co., Ltd. Class A	4,200	25,476
Zhejiang Supor Co., Ltd. Class A	1,300	12,835
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	8,932
Zhenro Properties Group, Ltd. (d)	162,000	90,535
Zheshang Securities Co., Ltd. Class A (b)	11,100	22,472
ZhongAn Online P&C Insurance Co., Ltd. Class H (b) (c) (d)	40,900	231,469
Zhongji Innolight Co., Ltd. Class A	2,200	13,117
Zhongjin Gold Corp., Ltd. Class A	14,600	19,479
Zhongsheng Group Holdings, Ltd.	57,500	478,312
Zhuzhou CRRC Times Electric Co., Ltd. Class H (b) (d)	56,800	335,716
Zhuzhou Kibing Group Co., Ltd. Class A	6,600	18,960
Zijin Mining Group Co., Ltd. Class A	57,700	86,539
Zijin Mining Group Co., Ltd. Class H	580,000	779,721
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	28,400	40,616

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	147,600	$ 154,521
ZTE Corp. Class A	13,800	70,977
ZTE Corp. Class H	87,000	271,670
ZTO Express Cayman, Inc. ADR	44,500	1,350,575
		304,093,575
COLOMBIA — 0.1%
Bancolombia SA	23,221	164,176
Bancolombia SA Preference Shares	47,013	337,678
Ecopetrol SA	471,351	343,604
Grupo de Inversiones Suramericana SA	20,075	99,461
Interconexion Electrica SA ESP	41,922	248,680
		1,193,599
CZECH REPUBLIC — 0.1%
CEZ A/S	15,652	464,279
Komercni banka A/S (b)	7,704	271,145
Moneta Money Bank A/S (b) (c)	36,126	137,224
		872,648
EGYPT — 0.1%
Commercial International Bank Egypt SAE (b)	126,854	421,661
Eastern Co SAE	120,063	90,650
Fawry for Banking & Payment Technology Services SAE (b)	51,729	62,655
		574,966
GREECE — 0.1%
Eurobank Ergasias Services & Holdings SA Class A (b)	262,227	264,329
FF Group (b) (e)	3,869	—
Hellenic Telecommunications Organization SA	23,240	389,979
JUMBO SA	11,960	201,262
OPAP SA	20,690	311,856
		1,167,426
HONG KONG — 0.3%
Alibaba Pictures Group, Ltd. (b) (d)	1,275,900	177,440
China Huishan Dairy Holdings Co., Ltd. (b) (d) (e)	406,100	—
China Youzan, Ltd. (b) (d)	1,500,000	285,867
Hutchmed China, Ltd. ADR (b)	7,200	282,744
Security Description	Shares	Value
Kingboard Laminates Holdings, Ltd.	107,300	$ 240,690
Nine Dragons Paper Holdings, Ltd.	180,000	230,857
Perennial Energy Holdings, Ltd. (d)	80,000	18,955
Sino Biopharmaceutical, Ltd.	1,070,000	1,049,904
SSY Group, Ltd.	138,000	123,325
Vinda International Holdings, Ltd. (d)	38,000	116,948
		2,526,730
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC (b)	41,379	329,631
OTP Bank Nyrt (b)	22,623	1,219,413
Richter Gedeon Nyrt	14,117	376,290
		1,925,334
INDIA — 9.7%
ACC, Ltd.	7,293	197,685
Adani Enterprises, Ltd.	27,769	563,207
Adani Green Energy, Ltd. (b)	40,390	611,257
Adani Ports & Special Economic Zone, Ltd.	51,300	485,669
Adani Total Gas, Ltd.	27,769	381,007
Adani Transmission, Ltd. (b)	27,769	395,801
Ambuja Cements, Ltd.	70,151	321,498
Apollo Hospitals Enterprise, Ltd.	10,165	495,033
Asian Paints, Ltd.	38,750	1,560,166
Aurobindo Pharma, Ltd.	29,589	384,223
Avenue Supermarts, Ltd. (b) (c)	16,903	760,464
Axis Bank, Ltd. (b)	228,906	2,304,458
Bajaj Auto, Ltd. (b)	7,304	406,211
Bajaj Finance, Ltd. (b)	27,310	2,210,317
Bajaj Finserv, Ltd. (b)	3,968	646,424
Balkrishna Industries, Ltd.	8,500	256,064
Bandhan Bank, Ltd. (b) (c)	65,066	289,090
Berger Paints India, Ltd.	25,564	276,895
Bharat Electronics, Ltd.	123,043	294,654
Bharat Forge, Ltd. (b)	25,984	266,342
Bharat Petroleum Corp., Ltd.	85,882	540,850
Bharti Airtel, Ltd.	247,792	1,752,346
Biocon, Ltd. (b)	47,309	257,421
Britannia Industries, Ltd.	10,678	524,297
Cholamandalam Investment & Finance Co., Ltd.	41,410	285,937
Cipla, Ltd.	48,870	638,998
Coal India, Ltd.	155,603	306,998
Colgate-Palmolive India, Ltd.	11,477	260,298

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Container Corp. Of India, Ltd.	24,614	$ 231,255
Dabur India, Ltd.	62,476	478,047
Divi's Laboratories, Ltd. (b)	13,406	795,063
DLF, Ltd.	65,554	247,911
Dr Reddy's Laboratories, Ltd.	11,756	857,707
Eicher Motors, Ltd. (b)	13,423	482,374
GAIL India, Ltd.	166,613	335,445
Godrej Consumer Products, Ltd. (b)	36,143	423,159
Grasim Industries, Ltd.	26,580	535,945
Havells India, Ltd.	20,858	275,057
HCL Technologies, Ltd.	110,211	1,458,261
HDFC Asset Management Co., Ltd. (c)	5,710	224,117
HDFC Life Insurance Co., Ltd. (c)	85,417	788,668
Hero MotoCorp, Ltd.	11,785	460,206
Hindalco Industries, Ltd.	162,442	813,084
Hindustan Petroleum Corp., Ltd.	67,565	266,515
Hindustan Unilever, Ltd.	83,053	2,761,320
Housing Development Finance Corp., Ltd.	172,994	5,760,842
ICICI Bank, Ltd. (b)	516,604	4,384,844
ICICI Lombard General Insurance Co., Ltd. (c)	22,449	473,262
ICICI Prudential Life Insurance Co., Ltd. (c)	38,573	317,956
Indian Oil Corp., Ltd.	175,938	255,398
Indraprastha Gas, Ltd.	28,279	212,197
Indus Towers, Ltd.	67,894	217,986
Info Edge India, Ltd.	7,514	496,932
Infosys, Ltd.	344,185	7,319,893
InterGlobe Aviation, Ltd. (b) (c)	10,843	250,463
Ipca Laboratories, Ltd.	6,812	185,710
ITC, Ltd.	298,270	813,391
JSW Steel, Ltd.	83,245	765,926
Jubilant Foodworks, Ltd. (b)	8,449	350,123
Kotak Mahindra Bank, Ltd. (b)	56,235	1,290,575
Larsen & Toubro Infotech, Ltd. (c)	5,821	318,835
Larsen & Toubro, Ltd.	69,742	1,407,929
Lupin, Ltd.	24,422	377,550
Mahindra & Mahindra, Ltd.	85,522	894,800
Marico, Ltd.	55,128	393,676
Maruti Suzuki India, Ltd.	13,779	1,393,268
Motherson Sumi Systems, Ltd. (b)	127,575	415,524
MRF, Ltd.	216	232,708
Muthoot Finance, Ltd.	11,787	234,955
Nestle India, Ltd.	3,408	808,466
NTPC, Ltd.	459,945	720,269
Security Description	Shares	Value
Oil & Natural Gas Corp., Ltd.	258,322	$ 409,047
Page Industries, Ltd.	584	231,950
Petronet LNG, Ltd.	74,570	226,529
PI Industries, Ltd.	8,306	325,222
Pidilite Industries, Ltd. (b)	14,701	426,009
Piramal Enterprises, Ltd.	9,016	290,900
Power Grid Corp. of India, Ltd.	227,973	712,780
REC, Ltd.	86,724	173,320
Reliance Industries, Ltd.	288,116	8,181,246
SBI Cards & Payment Services, Ltd. (b)	18,998	248,024
SBI Life Insurance Co., Ltd. (c)	45,451	616,459
Shree Cement, Ltd. (b)	1,050	388,535
Shriram Transport Finance Co., Ltd.	18,272	330,054
Siemens, Ltd.	7,799	212,057
State Bank of India	179,315	1,011,285
Sun Pharmaceutical Industries, Ltd.	84,811	770,693
Tata Consultancy Services, Ltd.	93,397	4,203,996
Tata Consumer Products, Ltd.	63,765	647,172
Tata Motors, Ltd. ADR (b)	541	12,324
Tata Motors, Ltd. (b)	164,964	753,690
Tata Steel, Ltd.	58,460	917,522
Tata Steel, Ltd. GDR	4,114	63,356
Tech Mahindra, Ltd.	63,542	936,460
Titan Co., Ltd.	35,865	835,949
Torrent Pharmaceuticals, Ltd.	5,408	211,111
Trent, Ltd.	17,706	202,441
UltraTech Cement, Ltd.	10,203	930,116
United Spirits, Ltd. (b)	31,592	281,217
UPL, Ltd.	50,158	535,016
Vedanta, Ltd.	99,071	350,341
Wipro, Ltd. ADR	119	929
Wipro, Ltd.	138,180	1,014,367
Yes Bank, Ltd. (b)	1,132,489	206,447
		86,057,786
INDONESIA — 1.1%
Adaro Energy Tbk PT	1,405,700	116,819
Aneka Tambang Tbk	827,600	131,275
Astra International Tbk PT	2,024,700	689,794
Bank Central Asia Tbk PT	1,120,500	2,327,935
Bank Mandiri Persero Tbk PT	1,872,400	761,873
Bank Negara Indonesia Persero Tbk PT	710,500	226,870
Bank Rakyat Indonesia Persero Tbk PT	5,717,300	1,553,529
Barito Pacific Tbk PT	2,937,300	173,199

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Charoen Pokphand Indonesia Tbk PT	708,700	$ 305,474
Gudang Garam Tbk PT (b)	48,300	147,232
Indah Kiat Pulp & Paper Tbk PT	276,900	142,269
Indocement Tunggal Prakarsa Tbk PT	153,700	109,180
Indofood CBP Sukses Makmur Tbk PT	254,900	143,271
Indofood Sukses Makmur Tbk PT	395,900	168,599
Kalbe Farma Tbk PT	1,950,200	188,295
Merdeka Copper Gold Tbk PT (b)	863,600	175,102
Sarana Menara Nusantara Tbk PT	2,224,800	190,259
Semen Indonesia Persero Tbk PT	315,700	206,838
Telkom Indonesia Persero Tbk PT	5,006,600	1,087,641
Tower Bersama Infrastructure Tbk PT	800,900	177,303
Unilever Indonesia Tbk PT	733,400	250,368
United Tractors Tbk PT	176,200	246,072
		9,519,197
KUWAIT — 0.5%
Agility Public Warehousing Co. KSC	121,473	370,103
Boubyan Bank KSCP (b)	109,599	266,268
Kuwait Finance House KSCP	468,909	1,181,221
Mabanee Co. KPSC	55,154	131,249
Mobile Telecommunications Co. KSCP	218,508	427,153
National Bank of Kuwait SAKP	690,111	1,944,588
		4,320,582
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	13,885	272,502
MALAYSIA — 1.2%
AMMB Holdings Bhd	136,500	96,995
Axiata Group Bhd	256,593	231,159
CIMB Group Holdings Bhd	651,101	723,010
Dialog Group Bhd	405,400	282,213
DiGi.Com Bhd	322,200	320,531
Fraser & Neave Holdings Bhd	11,700	74,402
Genting Bhd	200,700	238,336
Genting Malaysia Bhd	315,400	210,444
HAP Seng Consolidated Bhd	51,800	97,324
Hartalega Holdings Bhd	183,100	324,168
Hong Leong Bank Bhd	69,600	313,841
Hong Leong Financial Group Bhd	26,800	114,908
Security Description	Shares	Value
IHH Healthcare Bhd	177,300	$ 233,610
IOI Corp. Bhd	270,500	244,991
Kossan Rubber Industries	134,000	103,934
Kuala Lumpur Kepong Bhd	40,112	196,719
Malayan Banking Bhd	416,536	813,708
Malaysia Airports Holdings Bhd (b)	105,100	151,897
Maxis Bhd	242,500	256,431
MISC Bhd	141,800	231,580
Nestle Malaysia Bhd	6,500	208,708
Petronas Chemicals Group Bhd	248,800	483,037
Petronas Dagangan Bhd	29,200	130,825
Petronas Gas Bhd	79,900	298,314
PPB Group Bhd	68,320	301,158
Press Metal Aluminium Holdings Bhd	299,600	344,957
Public Bank Bhd	1,470,300	1,455,602
QL Resources Bhd	122,700	166,989
RHB Bank Bhd	146,310	190,311
Sime Darby Bhd	271,469	142,551
Sime Darby Plantation Bhd	174,936	167,709
Supermax Corp. Bhd	162,533	129,196
Telekom Malaysia Bhd	100,100	146,358
Tenaga Nasional Bhd	230,500	543,561
Top Glove Corp. Bhd	517,500	519,806
Westports Holdings Bhd	98,400	99,787
		10,589,070
MEXICO — 1.7%
America Movil SAB de CV Series L	3,441,221	2,592,517
Arca Continental SAB de CV	48,600	282,220
Becle SAB de CV	56,500	148,809
Cemex SAB de CV Series CPO (b)	1,500,817	1,267,861
Coca-Cola Femsa SAB de CV	53,045	280,990
Fibra Uno Administracion SA de CV REIT	319,058	345,010
Fomento Economico Mexicano SAB de CV	196,480	1,659,134
Gruma SAB de CV Class B	22,795	255,089
Grupo Aeroportuario del Pacifico SAB de CV Class B	41,300	440,059
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	20,985	387,744
Grupo Bimbo SAB de CV Class A	159,515	351,629
Grupo Carso SAB de CV Series A1	53,700	168,000
Grupo Financiero Banorte SAB de CV Series O	262,103	1,695,004

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Grupo Financiero Inbursa SAB de CV Series O (b)	254,026	$ 251,596
Grupo Mexico SAB de CV Class B	314,536	1,481,173
Grupo Televisa SAB Series CPO	242,729	695,131
Industrias Penoles SAB de CV (b)	14,495	200,319
Kimberly-Clark de Mexico SAB de CV Class A	153,689	273,021
Megacable Holdings SAB de CV	37,300	132,148
Orbia Advance Corp. SAB de CV	110,910	290,442
Promotora y Operadora de Infraestructura SAB de CV	24,150	193,426
Telesites SAB de CV (b)	125,800	116,509
Wal-Mart de Mexico SAB de CV	527,494	1,723,916
		15,231,747
PAKISTAN — 0.0% (a)
Habib Bank, Ltd.	66,000	51,246
Lucky Cement, Ltd. (b)	13,064	71,573
MCB Bank, Ltd.	48,800	49,491
		172,310
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (b)	23,400	211,770
Credicorp, Ltd. (b)	6,800	823,548
Southern Copper Corp.	8,467	544,597
		1,579,915
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	216,340	186,802
Ayala Corp.	29,505	483,540
Ayala Land, Inc.	844,400	623,592
Bank of the Philippine Islands	182,319	331,285
BDO Unibank, Inc.	205,299	476,080
Globe Telecom, Inc.	2,695	101,584
GT Capital Holdings, Inc.	12,002	149,241
International Container Terminal Services, Inc.	107,620	360,901
JG Summit Holdings, Inc.	313,320	398,911
Jollibee Foods Corp.	43,140	188,768
Manila Electric Co.	26,550	150,766
Metro Pacific Investments Corp.	1,239,000	98,734
Metropolitan Bank & Trust Co.	177,787	177,368
PLDT, Inc.	7,636	202,261
SM Investments Corp.	25,180	515,567
SM Prime Holdings, Inc.	1,020,800	763,274
Security Description	Shares	Value
Universal Robina Corp.	99,000	$ 293,055
		5,501,729
POLAND — 0.7%
Allegro.eu SA (b) (c)	35,323	608,851
Bank Polska Kasa Opieki SA (b)	19,437	474,820
CCC SA (b)	244	7,201
CD Projekt SA (d)	7,115	345,789
Cyfrowy Polsat SA	26,337	207,126
Dino Polska SA (b) (c)	4,681	344,159
KGHM Polska Miedz SA	13,918	686,029
LPP SA (b)	112	378,629
Orange Polska SA (b)	76,094	134,219
PGE Polska Grupa Energetyczna SA (b)	71,976	177,908
Polski Koncern Naftowy ORLEN SA	29,394	592,821
Polskie Gornictwo Naftowe i Gazownictwo SA	181,342	317,813
Powszechna Kasa Oszczednosci Bank Polski SA (b)	87,261	867,109
Powszechny Zaklad Ubezpieczen SA (b)	59,526	573,839
Santander Bank Polska SA (b)	3,855	257,607
		5,973,920
QATAR — 0.6%
Barwa Real Estate Co.	193,205	158,130
Commercial Bank PQSC	184,733	267,383
Industries Qatar QSC	152,756	555,896
Masraf Al Rayan QSC	384,196	470,511
Mesaieed Petrochemical Holding Co.	403,600	208,617
Ooredoo QSC	69,249	138,745
Qatar Electricity & Water Co. QSC	50,210	229,744
Qatar Fuel QSC	44,976	218,765
Qatar Gas Transport Co., Ltd.	245,585	202,350
Qatar International Islamic Bank QSC	82,218	210,231
Qatar Islamic Bank SAQ	113,830	540,544
Qatar National Bank QPSC	461,965	2,277,471
		5,478,387
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	37,978	269,221
RUSSIA — 3.3%
Alrosa PJSC (b)	257,764	473,408
Gazprom PJSC	1,202,178	4,624,157
Inter Rao Use PJSC	4,077,928	262,358
LUKOIL PJSC	41,961	3,891,173
Magnit PJSC	7,202	522,550

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mail.Ru Group, Ltd. GDR (b)	11,526	$ 261,179
MMC Norilsk Nickel PJSC	6,077	2,061,332
Mobile TeleSystems PJSC ADR	39,670	367,344
Mobile TeleSystems PJSC	13,301	62,341
Moscow Exchange MICEX (b)	152,801	356,601
Novatek PJSC GDR	600	131,580
Novatek PJSC	91,850	2,019,213
Novolipetskiy Steel PJSC (b)	151,323	476,172
Ozon Holdings PLC ADR (b) (d)	4,115	241,221
PhosAgro PJSC GDR	14,306	289,554
Polymetal International PLC	35,739	767,482
Polyus PJSC (b)	3,565	689,100
Rosneft Oil Co. PJSC	117,741	920,041
Sberbank of Russia PJSC	1,090,094	4,546,526
Severstal PAO	21,152	454,115
Surgutneftegas PJSC Preference Shares	721,300	456,849
Surgutneftegas PJSC	774,400	389,088
Tatneft PJSC	143,025	1,040,573
TCS Group Holding PLC GDR	12,453	1,089,638
VTB Bank PJSC (b)	351,600,000	233,463
X5 Retail Group NV GDR	12,785	448,242
Yandex NV Class A (b)	30,984	2,192,118
		29,267,418
SAUDI ARABIA — 2.8%
Abdullah Al Othaim Markets Co.	4,958	163,927
Advanced Petrochemical Co.	11,368	219,152
Al Rajhi Bank	123,720	3,661,721
Alinma Bank	102,357	574,230
Almarai Co. JSC	25,179	425,647
Arab National Bank	60,208	364,420
Bank AlBilad (b)	35,138	343,847
Bank Al-Jazira (b)	43,091	212,559
Banque Saudi Fransi	61,969	634,495
Bupa Arabia for Cooperative Insurance Co.	5,363	177,604
Co. for Cooperative Insurance	5,113	112,883
Dar Al Arkan Real Estate Development Co. (b)	51,903	146,143
Dr Sulaiman Al Habib Medical Services Group Co.	5,026	218,976
Emaar Economic City (b)	43,855	149,676
Etihad Etisalat Co.	35,751	316,005
Jarir Marketing Co.	5,531	311,473
Security Description	Shares	Value
Mobile Telecommunications Co. (b)	47,124	$ 182,696
Mouwasat Medical Services Co.	4,949	237,790
National Industrialization Co. (b)	27,835	143,391
National Petrochemical Co.	12,120	142,193
Rabigh Refining & Petrochemical Co. (b)	25,187	157,822
Riyad Bank	135,175	955,135
SABIC Agri-Nutrients Co.	21,366	680,221
Sahara International Petrochemical Co.	38,616	315,588
Saudi Arabian Mining Co. (b)	42,672	719,089
Saudi Arabian Oil Co. (c)	224,497	2,101,068
Saudi Basic Industries Corp.	90,896	2,951,987
Saudi British Bank (b)	81,146	681,554
Saudi Cement Co.	7,316	124,066
Saudi Electricity Co.	81,618	525,346
Saudi Industrial Investment Group	22,162	206,823
Saudi Kayan Petrochemical Co. (b)	69,953	336,858
Saudi National Bank	222,680	3,420,000
Saudi Telecom Co.	61,141	2,145,413
Savola Group	24,605	283,091
Yanbu National Petrochemical Co.	24,712	478,373
		24,821,262
SINGAPORE — 0.0% (a)
BOC Aviation, Ltd. (c)	22,100	186,399
SOUTH AFRICA — 3.3%
Absa Group, Ltd. (b)	74,970	712,592
African Rainbow Minerals, Ltd.	10,182	182,087
Anglo American Platinum, Ltd.	5,522	637,874
Aspen Pharmacare Holdings, Ltd. (b)	37,539	426,136
Bid Corp., Ltd. (b)	33,389	723,983
Bidvest Group, Ltd.	27,699	369,469
Capitec Bank Holdings, Ltd.	8,174	965,441
Clicks Group, Ltd. (d)	24,176	415,989
Discovery, Ltd. (b)	43,706	386,501
Exxaro Resources, Ltd.	26,069	307,488
FirstRand, Ltd.	509,882	1,913,653
Gold Fields, Ltd.	88,727	797,867
Growthpoint Properties, Ltd. REIT	348,515	363,678
Harmony Gold Mining Co., Ltd.	57,323	211,809
Impala Platinum Holdings, Ltd.	80,851	1,333,422

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Kumba Iron Ore, Ltd. (d)	6,835	$ 306,640
Mr. Price Group, Ltd. (d)	24,432	360,215
MTN Group, Ltd. (b) (d)	170,904	1,235,572
MultiChoice Group, Ltd.	37,988	312,178
Naspers, Ltd. Class N	43,985	9,235,779
Nedbank Group, Ltd. (b)	36,016	430,994
Northam Platinum, Ltd. (b)	36,040	547,538
Old Mutual, Ltd.	456,299	431,413
Rand Merchant Investment Holdings, Ltd.	74,289	163,055
Remgro, Ltd.	51,116	410,253
Sanlam, Ltd.	191,178	821,682
Sasol, Ltd. (b)	56,696	865,643
Shoprite Holdings, Ltd.	53,170	578,814
Sibanye Stillwater, Ltd.	281,461	1,176,011
SPAR Group, Ltd.	20,580	260,717
Standard Bank Group, Ltd.	130,912	1,169,968
Tiger Brands, Ltd. (d)	15,917	232,979
Vodacom Group, Ltd. (d)	63,617	573,717
Woolworths Holdings, Ltd. (b)	106,029	400,317
		29,261,474
SOUTH KOREA — 12.9%
Alteogen, Inc. (b)	2,860	212,567
Amorepacific Corp.	3,247	726,585
AMOREPACIFIC Group	3,081	175,096
BGF retail Co., Ltd.	940	149,829
Celltrion Healthcare Co., Ltd. (b)	8,442	867,326
Celltrion Pharm, Inc. (b)	1,718	239,817
Celltrion, Inc. (b)	9,735	2,321,047
Cheil Worldwide, Inc.	8,082	180,493
CJ CheilJedang Corp.	889	363,920
CJ Corp.	1,473	139,956
CJ ENM Co., Ltd.	1,050	170,346
CJ Logistics Corp. (b)	922	144,913
Coway Co., Ltd.	5,160	360,602
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	4,419	140,479
DB Insurance Co., Ltd.	5,288	257,321
Doosan Bobcat, Inc. (b)	4,814	205,188
Doosan Heavy Industries & Construction Co., Ltd. (b) (d)	19,215	406,942
Douzone Bizon Co., Ltd.	2,048	150,943
E-MART, Inc.	1,852	263,127
Fila Holdings Corp.	4,764	246,206
Green Cross Corp.	590	172,104
GS Engineering & Construction Corp.	5,945	226,471
GS Holdings Corp.	4,692	192,696
Hana Financial Group, Inc.	30,319	1,239,790
Hankook Tire & Technology Co., Ltd.	7,658	351,568
Hanmi Pharm Co., Ltd.	669	198,713
Security Description	Shares	Value
Hanon Systems	19,447	$ 285,795
Hanwha Solutions Corp. (b)	12,618	499,163
HLB, Inc. (b) (d)	9,396	278,672
HMM Co., Ltd. (b) (d)	26,126	1,018,454
Hotel Shilla Co., Ltd.	3,434	295,785
HYBE Co., Ltd. (b)	956	248,306
Hyundai Construction Equipment Co., Ltd. (b)	4	196
Hyundai Engineering & Construction Co., Ltd.	7,873	407,580
Hyundai Glovis Co., Ltd.	2,034	377,486
Hyundai Heavy Industries Holdings Co., Ltd.	4,787	300,954
Hyundai Mobis Co., Ltd.	6,720	1,742,432
Hyundai Motor Co.	14,027	2,983,143
Hyundai Motor Co. Preference Shares (f)	3,991	407,552
Hyundai Motor Co. Preference Shares (f)	2,436	249,841
Hyundai Steel Co.	8,760	417,717
Industrial Bank of Korea	28,223	263,146
Kakao Corp.	31,346	4,537,049
Kangwon Land, Inc. (b)	9,723	232,250
KB Financial Group, Inc.	39,895	1,976,771
Kia Corp.	26,611	2,117,254
KMW Co., Ltd. (b) (d)	2,751	132,157
Korea Aerospace Industries, Ltd.	7,275	212,536
Korea Electric Power Corp.	26,904	593,673
Korea Investment Holdings Co., Ltd.	4,276	391,092
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	4,025	478,933
Korea Zinc Co., Ltd.	806	308,830
Korean Air Lines Co., Ltd. (b)	15,766	440,997
KT&G Corp.	11,786	883,309
Kumho Petrochemical Co., Ltd.	1,868	363,266
LG Chem, Ltd.	4,634	3,497,669
LG Chem, Ltd. Preference Shares	803	273,454
LG Corp.	9,186	836,092
LG Display Co., Ltd. (b) (d)	22,746	494,852
LG Electronics, Inc.	10,743	1,559,722
LG Household & Health Care, Ltd.	946	1,480,133
LG Household & Health Care, Ltd. Preference Shares	207	140,616
LG Innotek Co., Ltd.	1,532	303,366
LG Uplus Corp.	19,720	268,794
Lotte Chemical Corp.	1,731	403,488
Lotte Shopping Co., Ltd.	1,080	110,767
Meritz Securities Co., Ltd.	25,081	105,455

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mirae Asset Securities Co., Ltd.	31,312	$ 262,196
NAVER Corp.	12,442	4,612,649
NCSoft Corp.	1,670	1,216,001
Netmarble Corp. (c)	2,279	271,177
NH Investment & Securities Co., Ltd.	11,641	133,347
Orion Corp/Republic of Korea	2,607	274,324
Pan Ocean Co., Ltd.	26,995	204,713
Pearl Abyss Corp. (b)	3,045	204,685
POSCO	7,485	2,312,996
POSCO Chemtech Co., Ltd.	2,749	351,513
S-1 Corp.	2,014	146,470
Samsung Biologics Co., Ltd. (b) (c)	1,668	1,245,649
Samsung C&T Corp.	8,494	1,029,553
Samsung Electro-Mechanics Co., Ltd.	5,658	889,283
Samsung Electronics Co., Ltd. Preference Shares	83,108	5,438,938
Samsung Electronics Co., Ltd.	482,339	34,564,452
Samsung Engineering Co., Ltd. (b)	16,760	355,693
Samsung Fire & Marine Insurance Co., Ltd.	3,028	592,882
Samsung Heavy Industries Co., Ltd. (b)	44,415	264,640
Samsung Life Insurance Co., Ltd.	7,304	517,568
Samsung SDI Co., Ltd.	5,556	3,443,669
Samsung SDS Co., Ltd.	3,517	577,761
Samsung Securities Co., Ltd.	6,163	245,995
Seegene, Inc. (b)	3,890	285,666
Shin Poong Pharmaceutical Co., Ltd. (d)	3,036	231,848
Shinhan Financial Group Co., Ltd.	44,533	1,605,505
Shinsegae, Inc.	661	167,576
SK Biopharmaceuticals Co., Ltd. (b)	2,912	318,054
SK Chemicals Co., Ltd.	857	197,860
SK Holdings Co., Ltd.	3,198	802,233
SK Hynix, Inc.	55,144	6,243,271
SK Innovation Co., Ltd. (b)	5,136	1,347,678
SK Telecom Co., Ltd.	3,996	1,135,479
SKC Co., Ltd.	2,103	295,987
S-Oil Corp. (b)	4,300	391,378
Woori Financial Group, Inc.	53,107	539,959
Yuhan Corp.	4,947	277,188
		115,018,628
TAIWAN — 13.5%
Accton Technology Corp.	53,000	628,677
Security Description	Shares	Value
Acer, Inc.	305,000	$ 320,736
Advantech Co., Ltd.	38,002	470,550
ASE Technology Holding Co., Ltd.	335,307	1,347,847
Asia Cement Corp.	227,000	413,061
ASMedia Technology, Inc.	3,000	144,818
Asustek Computer, Inc. (b)	71,000	946,667
AU Optronics Corp.	826,000	671,472
Catcher Technology Co., Ltd.	67,000	437,649
Cathay Financial Holding Co., Ltd.	798,087	1,543,899
Chailease Holding Co., Ltd.	125,998	915,732
Chang Hwa Commercial Bank, Ltd.	419,221	242,994
Cheng Shin Rubber Industry Co., Ltd.	182,000	305,375
China Development Financial Holding Corp.	1,326,000	625,820
China Life Insurance Co., Ltd.	183,869	173,888
China Steel Corp.	1,192,000	1,694,148
Chunghwa Telecom Co., Ltd.	384,000	1,571,144
Compal Electronics, Inc.	402,000	322,466
CTBC Financial Holding Co., Ltd.	1,809,040	1,473,852
Delta Electronics, Inc.	197,000	2,142,342
E.Sun Financial Holding Co., Ltd.	1,166,341	1,100,934
Eclat Textile Co., Ltd.	20,550	483,833
Evergreen Marine Corp. Taiwan, Ltd. (b)	245,252	1,734,038
Far Eastern New Century Corp.	317,000	364,074
Far EasTone Telecommunications Co., Ltd.	166,000	384,876
Feng TAY Enterprise Co., Ltd.	41,361	362,953
First Financial Holding Co., Ltd.	1,037,579	845,331
Formosa Chemicals & Fibre Corp.	355,000	1,079,175
Formosa Petrochemical Corp.	124,000	473,970
Formosa Plastics Corp.	394,000	1,456,510
Foxconn Technology Co., Ltd.	94,830	223,610
Fubon Financial Holding Co., Ltd.	672,000	1,782,353
Giant Manufacturing Co., Ltd.	32,000	365,796
Globalwafers Co., Ltd.	23,000	758,618
Hiwin Technologies Corp.	28,721	407,171
Hon Hai Precision Industry Co., Ltd.	1,259,800	5,064,068

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Hotai Motor Co., Ltd.	30,000	$ 661,104
Hua Nan Financial Holdings Co., Ltd.	823,229	545,126
Innolux Corp.	880,000	655,361
Inventec Corp.	232,000	218,573
Largan Precision Co., Ltd.	10,000	1,112,607
Lite-On Technology Corp.	219,958	454,718
MediaTek, Inc.	153,000	5,282,584
Mega Financial Holding Co., Ltd.	1,122,000	1,322,843
Micro-Star International Co., Ltd.	65,000	367,429
Nan Ya Plastics Corp.	521,000	1,555,754
Nan Ya Printed Circuit Board Corp.	23,000	321,525
Nanya Technology Corp.	128,000	366,141
Nien Made Enterprise Co., Ltd.	17,000	252,292
Novatek Microelectronics Corp.	58,000	1,038,744
Oneness Biotech Co., Ltd. (b)	19,000	158,205
Pegatron Corp.	205,000	506,200
Phison Electronics Corp.	16,000	275,639
Pou Chen Corp.	242,000	341,340
Powertech Technology, Inc.	71,000	273,934
President Chain Store Corp.	56,000	528,596
Quanta Computer, Inc.	273,000	857,335
Realtek Semiconductor Corp.	46,000	833,737
Ruentex Development Co., Ltd.	95,760	194,527
Shanghai Commercial & Savings Bank, Ltd.	352,736	572,860
Shin Kong Financial Holding Co., Ltd.	1,148,084	392,687
SinoPac Financial Holdings Co., Ltd. (b)	1,024,457	505,564
Synnex Technology International Corp.	137,700	251,554
Taishin Financial Holding Co., Ltd.	1,027,680	562,481
Taiwan Business Bank	650,535	220,639
Taiwan Cement Corp.	499,085	913,534
Taiwan Cooperative Financial Holding Co., Ltd.	942,377	718,726
Taiwan High Speed Rail Corp.	180,000	193,163
Taiwan Mobile Co., Ltd.	167,000	611,359
Taiwan Semiconductor Manufacturing Co., Ltd.	2,488,000	53,130,911
Unimicron Technology Corp.	122,000	564,845
Uni-President Enterprises Corp.	498,000	1,308,339
Security Description	Shares	Value
United Microelectronics Corp.	1,192,000	$ 2,271,699
Vanguard International Semiconductor Corp.	98,000	415,038
Walsin Technology Corp.	35,000	285,778
Wan Hai Lines, Ltd.	56,000	645,168
Win Semiconductors Corp.	36,000	484,522
Winbond Electronics Corp.	320,000	400,251
Wistron Corp.	272,101	302,741
Wiwynn Corp.	8,000	286,263
WPG Holdings, Ltd.	174,880	320,731
Yageo Corp.	39,556	787,926
Yang Ming Marine Transport Corp. (b)	160,000	1,048,004
Yuanta Financial Holding Co., Ltd. (b)	980,600	944,966
Zhen Ding Technology Holding, Ltd.	59,000	222,342
		119,766,852
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	41,975	780,457
THAILAND — 1.6%
Advanced Info Service PCL	120,100	640,783
Airports of Thailand PCL	432,800	837,242
Asset World Corp. PCL (b)	866,500	117,336
B Grimm Power PCL	85,100	111,520
Bangkok Bank PCL	59,800	210,839
Bangkok Commercial Asset Management PCL	187,300	108,698
Bangkok Dusit Medical Services PCL Class F	963,000	691,076
Bangkok Expressway & Metro PCL	829,899	211,035
Berli Jucker PCL	128,600	139,434
BTS Group Holdings PCL	795,184	231,980
Bumrungrad Hospital PCL	42,300	169,596
Carabao Group PCL Class F	30,300	133,774
Central Pattana PCL	204,000	334,165
Central Retail Corp. PCL	193,558	202,315
Charoen Pokphand Foods PCL	374,000	309,236
CP ALL PCL	591,200	1,106,771
Delta Electronics Thailand PCL	33,200	598,739
Electricity Generating PCL	26,600	145,242
Energy Absolute PCL	157,619	299,992
Global Power Synergy PCL Class F	78,400	178,571
Gulf Energy Development PCL	252,560	269,896
Home Product Center PCL	655,700	294,605
Indorama Ventures PCL	180,400	229,370

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Intouch Holdings PCL Class F	194,300	$ 394,056
Krung Thai Bank PCL	368,300	122,958
Krungthai Card PCL	80,000	167,239
Land & Houses PCL	921,653	228,616
Minor International PCL (b)	333,100	311,794
Muangthai Capital PCL	74,900	134,376
Osotspa PCL	79,900	94,110
PTT Exploration & Production PCL	145,000	529,329
PTT Global Chemical PCL	220,700	406,281
PTT Oil & Retail Business PCL	295,000	280,733
PTT PCL	1,009,700	1,236,528
Ratch Group PCL	85,200	121,619
SCG Packaging PCL (d)	174,300	337,179
Siam Cement PCL	78,479	1,057,814
Siam Commercial Bank PCL	93,600	286,203
Sri Trang Gloves Thailand PCL	101,400	132,089
Srisawad Corp. PCL	79,900	171,392
Thai Oil PCL	119,300	202,866
Thai Union Group PCL Class F	314,400	194,232
True Corp. PCL (d)	1,233,437	122,382
		14,104,011
TURKEY — 0.2%
Akbank T.A.S.	318,803	193,759
Aselsan Elektronik Sanayi Ve Ticaret A/S	80,550	136,483
BIM Birlesik Magazalar A/S	47,786	341,859
Eregli Demir ve Celik Fabrikalari TAS	151,859	314,643
Ford Otomotiv Sanayi A/S	6,952	136,199
KOC Holding A/S	82,839	174,784
Turkcell Iletisim Hizmetleri A/S	122,127	226,330
Turkiye Garanti Bankasi A/S	258,383	246,858
Turkiye Is Bankasi A/S Class C	168,086	98,675
Turkiye Petrol Rafinerileri AS (b)	13,756	150,030
Turkiye Sise ve Cam Fabrikalari A/S	147,597	129,801
		2,149,421
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	290,985	544,238
Abu Dhabi Islamic Bank PJSC	141,941	211,763
Abu Dhabi National Oil Co. for Distribution PJSC	252,490	297,642
Aldar Properties PJSC	411,014	427,446
Security Description	Shares	Value
Dubai Islamic Bank PJSC	167,543	$ 219,854
Emaar Properties PJSC	335,914	380,437
Emirates NBD Bank PJSC	252,593	911,168
Emirates Telecommunications Group Co. PJSC	175,174	1,049,189
First Abu Dhabi Bank PJSC	441,150	2,005,691
		6,047,428
UNITED STATES — 0.2%
Globant SA (b)	3,900	854,802
JBS SA	106,000	614,725
		1,469,527
TOTAL COMMON STOCKS (Cost $522,134,528)		848,814,401

RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Ultrapar Participacoes SA (expiring 7/26/21) (b) (Cost: $0)	83,588	666
WARRANTS — 2.3%
CHINA — 0.9%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (b)	5,200	8,457,155
SWITZERLAND — 1.4%
UBS AG (expiring 11/26/27) (b)	3,600	5,703,333
UBS AG (expiring 5/28/27) (b)	4,202	6,789,995
		12,493,328
THAILAND — 0.0% (a)
Minor International PCL (expiring 2/15/24) (b)	10,409	1,494
Minor International PCL (expiring 5/5/23) (b)	11,486	1,863
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,196	1,456
		4,813
TOTAL WARRANTS (Cost $15,894,440)		20,955,296
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	13,956,979	13,961,166

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	5,397,471	$ 5,397,471
TOTAL SHORT-TERM INVESTMENTS (Cost $19,358,052)		19,358,637
TOTAL INVESTMENTS — 99.9% (Cost $557,391,275)		889,133,213
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		644,488
NET ASSETS — 100.0%		$ 889,777,701
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.9% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at June 30, 2021.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the security is $315,429, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
INR	Indian Rupee

At June 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	328	09/17/2021	$22,480,770	$22,382,720	$(98,050)
During the period ended June 30, 2021, average notional value related to futures contracts was $27,176,369.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 4,213	$ —	$ 4,213
Common Stocks	834,579,671	13,919,301	315,429	848,814,401
Rights	666	—	—	666
Warrants	4,813	20,950,483	—	20,955,296
Short-Term Investments	19,358,637	—	—	19,358,637
TOTAL INVESTMENTS	$853,943,787	$34,873,997	$315,429	$889,133,213
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(98,050)	—	—	(98,050)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (98,050)	$ —	$ —	$ (98,050)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Top Five Sectors as of June 30, 2021

Description	% of Net Assets
Information Technology	19.6%
Financials	19.3
Consumer Discretionary	17.0
Communication Services	10.9
Materials	8.0
TOTAL	74.8%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	39,695,321	$39,703,260	$ 97,538,465	$ 123,283,911	$3,325	$27	13,956,979	$13,961,166	$ 7,719
State Street Navigator Securities Lending Portfolio II	4,068,390	4,068,390	43,941,326	42,612,245	—	—	5,397,471	5,397,471	16,480
Total		$43,771,650	$141,479,791	$165,896,156	$3,325	$27		$19,358,637	$24,199
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$869,774,576
Investments in affiliated issuers, at value	19,358,637
Total Investments	889,133,213
Foreign currency, at value	4,845,383
Net cash at broker	1,344,489
Receivable for investments sold	977,331
Receivable for fund shares sold	862,534
Dividends receivable — unaffiliated issuers	1,972,529
Dividends receivable — affiliated issuers	691
Securities lending income receivable — unaffiliated issuers	16,440
Securities lending income receivable — affiliated issuers	2,433
Receivable from Adviser	103,739
Receivable for foreign taxes recoverable	12,220
TOTAL ASSETS	899,271,002
LIABILITIES
Due to custodian	977,331
Payable upon return of securities loaned	5,397,471
Payable for investments purchased	9,215
Payable for fund shares repurchased	133,175
Payable to broker – accumulated variation margin on open futures contracts	97,105
Deferred foreign taxes payable	2,539,650
Advisory fee payable	102,483
Custodian fees payable	98,918
Administration fees payable	36,603
Transfer agent fees payable	2,464
Registration and filing fees payable	3,378
Professional fees payable	1,218
Printing and postage fees payable	12,691
Accrued expenses and other liabilities	81,599
TOTAL LIABILITIES	9,493,301
NET ASSETS	$889,777,701
NET ASSETS CONSIST OF:
Paid-in Capital	$590,308,830
Total distributable earnings (loss)**	299,468,871
NET ASSETS	$889,777,701
Class K
Net Assets	$889,777,701
Shares Outstanding	10,405,680
Net asset value, offering and redemption price per share	$ 85.51
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$538,033,223
Investments in affiliated issuers	19,358,052
Total cost of investments	$557,391,275
Foreign currency, at cost	$ 4,883,966
* Includes investments in securities on loan, at value	$ 23,300,583
** Includes deferred foreign taxes	$ 2,539,650
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 8,935,047
Dividend income — affiliated issuers	7,719
Unaffiliated securities lending income	49,759
Affiliated securities lending income	16,480
Foreign taxes withheld	(966,705)
TOTAL INVESTMENT INCOME (LOSS)	8,042,300
EXPENSES
Advisory fee	620,575
Administration fees	221,634
Custodian fees	273,307
Trustees’ fees and expenses	15,826
Transfer agent fees	14,764
Registration and filing fees	31,230
Professional fees	24,261
Printing and postage fees	11,683
Insurance expense	1,171
Interest expense	482
Miscellaneous expenses	58,305
TOTAL EXPENSES	1,273,238
Expenses waived/reimbursed by the Adviser	(518,029)
NET EXPENSES	755,209
NET INVESTMENT INCOME (LOSS)	$ 7,287,091
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,826,435
Investments — affiliated issuers	3,325
Foreign currency transactions	(140,814)
Futures contracts	2,734,406
Net realized gain (loss)	5,423,352
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	48,708,169
Investments — affiliated issuers	27
Foreign currency translations	(74,212)
Futures contracts	(1,403,327)
Net change in unrealized appreciation/depreciation	47,230,657
NET REALIZED AND UNREALIZED GAIN (LOSS)	52,654,009
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$59,941,100
** Includes foreign deferred taxes	$ (2,539,650)
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,287,091	$ 13,537,693
Net realized gain (loss)	5,423,352	(16,951,896)
Net change in unrealized appreciation/depreciation	47,230,657	125,015,975
Net increase (decrease) in net assets resulting from operations	59,941,100	121,601,772
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(15,918,091)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	130,334,547	212,010,838
Reinvestment of distributions	—	15,713,545
Cost of shares redeemed	(179,793,250)	(197,824,786)
Net increase (decrease) in net assets from beneficial interest transactions	(49,458,703)	29,899,597
Net increase (decrease) in net assets during the period	10,482,397	135,583,278
Net assets at beginning of period	879,295,304	743,712,026
NET ASSETS AT END OF PERIOD	$ 889,777,701	$ 879,295,304
SHARES OF BENEFICIAL INTEREST:
Class K(a)
Shares sold	1,550,593	3,186,016
Reinvestment of distributions	—	200,915
Shares redeemed	(2,178,484)	(3,176,084)
Net increase (decrease) from share transactions	(627,891)	210,847
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 79.69	$ 68.70	$ 59.80	$ 72.30	$ 54.10	$ 49.95
Income (loss) from investment operations:
Net investment income (loss) (b)	0.68	1.28	2.00	1.60	1.45	1.05
Net realized and unrealized gain (loss)	5.14	11.18	8.85	(12.30)	18.60	4.35
Total from investment operations	5.82	12.46	10.85	(10.70)	20.05	5.40
Distributions to shareholders from:
Net investment income	—	(1.47)	(1.95)	(1.35)	(1.50)	(1.10)
Net realized gains	—	—	—	(0.45)	(0.35)	(0.15)
Total distributions	—	(1.47)	(1.95)	(1.80)	(1.85)	(1.25)
Net asset value, end of period	$ 85.51	$ 79.69	$ 68.70	$ 59.80	$ 72.30	$ 54.10
Total return (c)	7.30%	18.18%	18.13%	(14.77)%	37.19%	10.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$889,778	$879,295	$743,712	$580,430	$607,947	$374,808
Ratios to Average Net Assets:
Total expenses	0.29%(d)	0.31%	0.33%	0.33%	0.34%	0.56%
Net expenses	0.17%(d)	0.17%	0.17%	0.17%	0.17%	0.18%
Net investment income (loss)	1.64%(d)	1.94%	3.10%	2.36%	2.23%	1.98%
Portfolio turnover rate	5%(e)	13%	13%	7%	6%	14%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
The State Street Emerging Markets Equity Index Fund was formed on December 18, 2015, and Class K commenced operations on December 21, 2015.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$97,105	$—	$97,105
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,734,406	$—	$2,734,406
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(1,403,327)	$—	$(1,403,327)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 , except with the approval
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

of the Board. For the period ended June 30, 2021, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $518,029.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2021, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2021, were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$46,767,233	$63,074,845
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$570,871,339	$348,096,884	$29,933,060	$318,163,824
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 23,300,583	$ 5,397,471	$ 19,275,805	$ 24,673,276
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$5,397,471	$—	$—	$—	$5,397,471	$5,397,471
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of June 30, 2021.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to Fund by its service providers.
11.    Share Split
The Board authorized a 1-for-5 reverse share split for the State Street Emerging Markets Equity Index Fund effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of five, while increasing the NAV of shares outstanding by a factor of five, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,073.00	$0.87	$1,024.00	$0.85
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com, and on the Fund's website at www.ssga.com. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Emerging Markets Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
__________________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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OTHER INFORMATION  (continued)
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Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period and below the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the
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June 30, 2021 (Unaudited)

fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
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Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEMMKTSSAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street International Value Spotlight Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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State Street International Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Common Stocks	97.1%
Rights	0.1
Short-Term Investment	3.9
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.1%
CHINA — 14.8%
China Construction Bank Corp. Class H	84,000	$ 66,089
CITIC Securities Co., Ltd. Class H (a)	28,000	70,236
Dali Foods Group Co., Ltd. (b)	100,000	59,620
Gree Electric Appliances, Inc. of Zhuhai Class A	7,600	61,286
Lee & Man Paper Manufacturing, Ltd.	84,000	63,926
		321,157
FRANCE — 15.6%
BNP Paribas SA	1,007	63,137
Dassault Aviation SA	59	69,408
Ipsen SA	687	71,467
Sanofi	665	69,683
Societe Generale SA	2,224	65,567
		339,262
GERMANY — 2.9%
Bayerische Motoren Werke AG	592	62,700
HONG KONG — 3.3%
WH Group, Ltd. (b)	78,500	70,556
HUNGARY — 2.7%
Richter Gedeon Nyrt	2,214	59,014
INDONESIA — 3.0%
Bank Mandiri Persero Tbk PT	161,400	65,673
ITALY — 3.0%
Leonardo SpA (a)	7,966	64,352
JAPAN — 17.3%
Alfresa Holdings Corp.	4,100	61,284
Komatsu, Ltd.	2,400	59,692
Mitsubishi UFJ Financial Group, Inc.	13,000	70,288
Sumitomo Mitsui Financial Group, Inc.	1,800	62,114
TBS Holdings, Inc.	4,100	63,020
Zeon Corp.	4,300	59,547
		375,945
MEXICO — 2.7%
Fresnillo PLC	5,399	57,549
NETHERLANDS — 3.2%
Boskalis Westminster	2,195	70,439
SOUTH KOREA — 5.8%
KT&G Corp.	812	60,856
Samsung Electronics Co., Ltd. Preference Shares	980	64,135
		124,991
SPAIN — 5.2%
ACS Actividades de Construccion y Servicios SA	1,901	50,927
Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	10,089	$ 62,551
		113,478
SWITZERLAND — 3.0%
Holcim, Ltd.	1,075	64,380
TAIWAN — 3.0%
Catcher Technology Co., Ltd.	10,000	65,321
UNITED KINGDOM — 8.6%
CNH Industrial NV	4,184	69,093
Rolls-Royce Holdings PLC (a)	41,901	57,259
Standard Chartered PLC	9,320	59,355
		185,707
UNITED STATES — 3.0%
Newmont Corp.	1,009	64,037
TOTAL COMMON STOCKS (Cost $1,772,502)		2,104,561

RIGHTS — 0.1%
SPAIN — 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (a) (Cost: $2,876)	1,901	2,660
SHORT-TERM INVESTMENT — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $83,670)	83,670	83,670
TOTAL INVESTMENTS — 101.1% (Cost $1,859,048)		2,190,891
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(23,202)
NET ASSETS — 100.0%		$ 2,167,689
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.

See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,104,561	$—	$—	$2,104,561
Rights	2,660	—	—	2,660
Short-Term Investment	83,670	—	—	83,670
TOTAL INVESTMENTS	$2,190,891	$—	$—	$2,190,891
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	27.0%
Industrials	20.5
Materials	14.3
Health Care	12.0
Consumer Staples	8.8
Information Technology	6.0
Consumer Discretionary	5.7
Communication Services	2.9
Short-Term Investment	3.9
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,468	$93,468	$186,485	$196,283	$—	$—	83,670	$83,670	$12
See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$2,107,221
Investments in affiliated issuers, at value	83,670
Total Investments	2,190,891
Foreign currency, at value	16,185
Dividends receivable — unaffiliated issuers	2,358
Dividends receivable — affiliated issuers	2
Receivable from Adviser (Note 3)	13,374
Receivable for foreign taxes recoverable	2,752
TOTAL ASSETS	2,225,562
LIABILITIES
Advisory fee payable	1,395
Custodian fees payable	13,044
Administration fees payable	93
Transfer agent fees payable	369
Registration and filing fees payable	4,978
Professional fees payable	25,286
Printing and postage fees payable	6,414
Accrued expenses and other liabilities	6,294
TOTAL LIABILITIES	57,873
NET ASSETS	$2,167,689
NET ASSETS CONSIST OF:
Paid-in Capital	$1,999,662
Total distributable earnings (loss)	168,027
NET ASSETS	$2,167,689
NET ASSET VALUE PER SHARE Class K
Net Assets	$2,167,689
Shares Outstanding	200,000
Net asset value, offering and redemption price per share	$ 10.84
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,775,378
Investments in affiliated issuers	83,670
Total cost of investments	$1,859,048
Foreign currency, at cost	$ 16,127
See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME (LOSS)
Dividend income — unaffiliated issuers	$ 35,573
Dividend income — affiliated issuers	12
Foreign taxes withheld	(3,128)
TOTAL INVESTMENT INCOME (LOSS)	32,457
EXPENSES
Advisory fee	8,177
Administration fees	545
Custodian fees	24,354
Trustees’ fees and expenses	10,513
Transfer agent fees	909
Registration and filing fees	15,459
Professional fees	21,235
Printing and postage fees	5,804
Insurance expense	3
Miscellaneous expenses	1,098
TOTAL EXPENSES	88,097
Expenses waived/reimbursed by the Adviser	(79,920)
NET EXPENSES	8,177
NET INVESTMENT INCOME (LOSS)	$ 24,280
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	90,636
Foreign currency transactions	(551)
Net realized gain (loss)	90,085
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	22,856
Foreign currency translations	(391)
Net change in unrealized appreciation/depreciation	22,465
NET REALIZED AND UNREALIZED GAIN (LOSS)	112,550
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$136,830
See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,280	$ 29,479
Net realized gain (loss)	90,085	(42,351)
Net change in unrealized appreciation/depreciation	22,465	159,951
Net increase (decrease) in net assets resulting from operations	136,830	147,079
Distributions to shareholders	—	(30,860)
Contribution from Adviser (Note 3)	—	7,560
Net increase (decrease) in net assets during the period	136,830	123,779
Net assets at beginning of period	2,030,859	1,907,080
NET ASSETS AT END OF PERIOD	$2,167,689	$2,030,859
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—
Shares redeemed	—	—
Net increase (decrease) from share transactions	—	—
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 07/14/16* - 12/31/16
Net asset value, beginning of period	$10.15	$ 9.54	$ 8.08	$ 12.56	$ 11.25	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.15	0.18	0.21	0.24	0.02
Net realized and unrealized gain (loss)	0.57	0.57	1.47	(2.66)	2.56	1.44
Total from investment operations	0.69	0.72	1.65	(2.45)	2.80	1.46
Voluntary contribution from Adviser	—	0.04	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(0.15)	(0.19)	(0.22)	(0.24)	(0.02)
Net realized gains	—	—	—	(1.81)	(1.25)	(0.19)
Total distributions	—	(0.15)	(0.19)	(2.03)	(1.49)	(0.21)
Net asset value, end of period	$10.84	$10.15	$ 9.54	$ 8.08	$12.56	$ 11.25
Total return (b)	6.80%	8.01%(c)	20.39%	(19.32)%	25.03%	14.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,168	$2,031	$1,907	$ 1,617	$2,512	$2,250
Ratios to average net assets:
Total expenses	8.08%(d)	11.20%	12.74%	7.58%	7.26%	7.76%(d)
Net expenses	0.75%(d)	0.75%	0.75%	0.75%	0.75%	0.75%(d)
Net investment income (loss)	2.23%(d)	1.70%	2.09%	1.76%	1.86%	0.44%(d)
Portfolio turnover rate	15%(e)	76%	35%	63%	45%	26%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If an affiliate had not made a contribution during the period ended December 31, 2020, the total return would have been 7.59%.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced
	Class K	July 14, 2016
The State Street International Value Spotlight Fund was formed on July 13, 2016 and commenced operations on July 14, 2016.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 0.75% of its average daily net assets.
The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Ireland Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.
SSGA FM is contractually obligated until April 30, 2022, to waive up to the full amount of its advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Board. For the period ended June 30, 2021, SSGA FM reimbursed or waived the fees under this agreement as shown on the Statement of Operations.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund's Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund's net assets attributable to its Class A shares. As of June 30, 2021, the Fund's Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, record keeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street International Value Spotlight Fund	1	100.00%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2021, were as follows:
	Purchases	Sales
State Street International Value Spotlight Fund	$331,701	$315,402
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Value Spotlight Fund	$1,881,591	$382,062	$72,762	$309,300
7.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of June 30, 2021.
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Value Spotlight Fund	0.75%	$1,068.00	$3.85	$1,021.10	$3.76
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com, and on the Fund's website at www.ssga.com. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Value Spotlight Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between SSGA FM and State Street Global Advisors Ireland Limited (the “Sub-Adviser” and, together with SSGA FM, the “Advisers”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Advisers in connection with their consideration of approval of the Agreements. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
___________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

o Comparisons of the Fund’s performance over the past one- and three-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Advisers with respect to the Fund and (b) affiliates of the Advisers that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Advisers
•	Reports detailing the financial results and condition of the Advisers and their affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Advisers;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Advisers' technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Advisers; and
•	Information regarding the Advisers’ risk management processes.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Advisers, State Street and the Distributor with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreements effective June 1, 2021, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Advisers.
The Board considered the Advisers’ management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisers in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Advisers in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Advisers and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Advisers can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street International Value Spotlight Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1- and 3-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Advisers to the fees charged and services provided to other clients of the Advisers, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. The Board also considered that the sub-advisory fees are paid to the Sub-Adviser by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street International Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisers, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser, including the profits realized by the Sub-Adviser, and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Advisers and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Advisers possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITSPOTSAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

State Street Target Retirement Fund
PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 and Target Retirement 2065 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.8%
Domestic Equity	18.5
Inflation Linked	18.0
International Equity	11.4
Real Estate	5.0
Short Term Investments	3.8
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%
See accompanying notes to financial statements.
1

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	38.1%
Domestic Equity	23.8
Inflation Linked	18.0
International Equity	14.9
Real Estate	5.0
Short Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
2

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	31.7%
Domestic Fixed Income	31.4
International Equity	21.2
Inflation Linked	12.2
Real Estate	3.2
Short Term Investments	1.4
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
See accompanying notes to financial statements.
3

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	38.6%
Domestic Fixed Income	29.6
International Equity	27.8
Inflation Linked	3.0
Real Estate	0.7
Short Term Investments	4.0
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
See accompanying notes to financial statements.
4

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	43.0%
International Equity	31.6
Domestic Fixed Income	25.1
Short Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
See accompanying notes to financial statements.
5

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	46.9%
International Equity	34.5
Domestic Fixed Income	18.3
Short Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
See accompanying notes to financial statements.
6

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	49.8%
	International Equity	36.6
	Domestic Fixed Income	13.3
	Short Term Investments	0.3
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
7

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.8%
International Equity	38.1
Domestic Fixed Income	9.8
Short Term Investments	1.6
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
See accompanying notes to financial statements.
8

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.8%
International Equity	38.0
Domestic Fixed Income	9.8
Short Term Investments	2.1
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
See accompanying notes to financial statements.
9

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.7%
International Equity	38.0
Domestic Fixed Income	9.8
Short Term Investments	0.4
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
See accompanying notes to financial statements.
10

State Street Target Retirement 2065 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2021 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	51.6%
	International Equity	38.0
	Domestic Fixed Income	9.8
	Short Term Investments	0.6
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 18.5%
State Street Equity 500 Index II Portfolio	242,264	$ 96,185,805
State Street Small/Mid Cap Equity Index Portfolio	48,005	18,032,182
		114,217,987
DOMESTIC FIXED INCOME — 46.8%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	392,727	43,184,261
SPDR Portfolio Short Term Corporate Bond ETF (b)	788,811	24,689,784
SPDR Portfolio Short Term Treasury ETF (b)	3,182,553	97,513,424
State Street Aggregate Bond Index Portfolio	1,181,468	123,487,075
		288,874,544
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	5,263,299	111,239,824
INTERNATIONAL EQUITY — 11.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	552,960	70,513,394
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	594,786	30,625,531
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $551,115,408)		615,471,280
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	2,659,041	$ 2,659,041
State Street Navigator Securities Lending Portfolio II (a)(e)	20,650,526	20,650,526
TOTAL SHORT-TERM INVESTMENTS (Cost $23,309,567)		$ 23,309,567
TOTAL INVESTMENTS—103.5% (Cost $574,424,975)		638,780,847
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.5)%		(21,639,628)
NET ASSETS—100.0%		$ 617,141,219
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$615,471,280	$—	$—	$615,471,280
Short-Term Investments	23,309,567	—	—	23,309,567
TOTAL INVESTMENTS	$638,780,847	$—	$—	$638,780,847
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,412,037	$ 92,233,634	$ 31,628,451	$ 13,801,618	$ 1,251,053	$ (71,696)	5,263,299	$ 111,239,824	$1,203,458
SPDR Bloomberg Barclays High Yield Bond ETF	329,346	35,878,953	38,277,737	31,398,324	2,200,484	(1,774,589)	392,727	43,184,261	736,319
SPDR Dow Jones Global Real Estate ETF	580,432	25,806,007	8,138,124	7,786,332	305,305	4,162,427	594,786	30,625,531	349,252
SPDR Portfolio Short Term Corporate Bond ETF	651,140	20,445,796	7,451,181	3,133,824	115,374	(188,743)	788,811	24,689,784	116,604
SPDR Portfolio Short Term Treasury ETF	2,631,962	80,827,553	33,927,755	17,025,339	643,819	(860,364)	3,182,553	97,513,424	70,186
State Street Aggregate Bond Index Portfolio	954,590	102,360,710	39,230,672	15,496,639	1,009,367	(3,617,035)	1,181,468	123,487,075	944,080
State Street Equity 500 Index II Portfolio	232,684	80,222,366	24,072,632	21,369,816	7,644,869	5,615,754	242,264	96,185,805	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	505,235	58,814,413	20,273,520	14,620,435	3,684,109	2,361,787	552,960	70,513,394	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,550,043	1,550,043	161,212,100	160,103,102	—	—	2,659,041	2,659,041	572
State Street Navigator Securities Lending Portfolio II	36,692,913	36,692,913	321,503,154	337,545,541	—	—	20,650,526	20,650,526	73,874
State Street Small/Mid Cap Equity Index Portfolio	46,069	15,098,214	4,495,000	3,875,000	1,604,103	709,865	48,005	18,032,182	—
Total		$549,930,602	$690,210,326	$626,155,970	$18,458,483	$ 6,337,406		$638,780,847	$3,494,345
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 23.8%
State Street Equity 500 Index II Portfolio	479,194	$ 190,254,417
State Street Small/Mid Cap Equity Index Portfolio	103,347	38,820,181
		229,074,598
DOMESTIC FIXED INCOME — 38.1%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	613,524	67,463,099
SPDR Portfolio Short Term Corporate Bond ETF	615,138	19,253,819
SPDR Portfolio Short Term Treasury ETF	2,451,942	75,127,503
State Street Aggregate Bond Index Portfolio	1,962,190	205,088,148
		366,932,569
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	8,222,436	173,781,185
INTERNATIONAL EQUITY — 14.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,127,225	143,743,714
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	929,087	47,838,689
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $833,791,718)		961,370,755
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	615,634	$ 615,634
State Street Navigator Securities Lending Portfolio II (a)(e)	4,430,844	4,430,844
TOTAL SHORT-TERM INVESTMENTS (Cost $5,046,478)		$ 5,046,478
TOTAL INVESTMENTS—100.3% (Cost $838,838,196)		966,417,233
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%		(3,113,954)
NET ASSETS—100.0%		$ 963,303,279
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$961,370,755	$—	$—	$961,370,755
Short-Term Investments	5,046,478	—	—	5,046,478
TOTAL INVESTMENTS	$966,417,233	$—	$—	$966,417,233
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,423,377	$155,185,696	$ 28,254,223	$ 11,496,480	$ 941,309	$ 896,437	8,222,436	$173,781,185	$1,862,103
SPDR Bloomberg Barclays High Yield Bond ETF	553,744	60,324,871	20,151,725	13,643,169	128,140	501,532	613,524	67,463,099	1,153,545
SPDR Dow Jones Global Real Estate ETF	975,660	43,377,844	6,024,266	8,573,338	247,311	6,762,606	929,087	47,838,689	541,435
SPDR Portfolio Short Term Corporate Bond ETF	486,701	15,282,412	4,992,637	969,333	16,847	(68,744)	615,138	19,253,819	84,136
SPDR Portfolio Short Term Treasury ETF	1,936,201	59,460,733	26,047,217	10,227,035	216,302	(369,714)	2,451,942	75,127,503	49,960
State Street Aggregate Bond Index Portfolio	1,695,732	181,833,361	42,174,570	14,360,057	642,227	(5,201,953)	1,962,190	205,088,148	1,566,816
State Street Equity 500 Index II Portfolio	510,053	175,850,802	22,891,095	35,399,800	10,493,316	16,419,004	479,194	190,254,417	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,146,664	133,483,175	17,839,973	20,476,240	2,436,473	10,460,333	1,127,225	143,743,714	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,639,920	2,639,920	119,440,254	121,464,540	—	—	615,634	615,634	488
State Street Navigator Securities Lending Portfolio II	46,474,866	46,474,866	424,956,360	467,000,382	—	—	4,430,844	4,430,844	170,959
State Street Small/Mid Cap Equity Index Portfolio	111,145	36,425,544	4,160,000	7,049,438	3,122,261	2,161,814	103,347	38,820,181	—
Total		$910,339,224	$716,932,320	$710,659,812	$18,244,186	$31,561,315		$966,417,233	$5,429,442
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 31.7%
State Street Equity 500 Index II Portfolio	1,034,962	$ 410,910,870
State Street Small/Mid Cap Equity Index Portfolio	252,518	94,853,291
		505,764,161
DOMESTIC FIXED INCOME — 31.4%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	944,590	103,867,116
SPDR Portfolio Intermediate Term Treasury ETF (b)	519,586	16,824,195
SPDR Portfolio Long Term Treasury ETF (b)	952,374	39,333,046
SPDR Portfolio Short Term Corporate Bond ETF (b)	166,809	5,221,122
SPDR Portfolio Short Term Treasury ETF	575,766	17,641,470
State Street Aggregate Bond Index Portfolio	3,056,742	319,490,627
		502,377,576
INFLATION LINKED — 12.2%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	9,199,119	194,423,380
INTERNATIONAL EQUITY — 21.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,662,796	339,559,804
REAL ESTATE — 3.2%
SPDR Dow Jones Global Real Estate ETF (b)	1,001,244	51,554,054
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,367,903,593)		1,593,678,975
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	5,896,040	$ 5,896,040
State Street Navigator Securities Lending Portfolio II (a)(e)	16,209,723	16,209,723
TOTAL SHORT-TERM INVESTMENTS (Cost $22,105,763)		$ 22,105,763
TOTAL INVESTMENTS—101.1% (Cost $1,390,009,356)		1,615,784,738
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.1)%		(18,276,622)
NET ASSETS—100.0%		$ 1,597,508,116
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,593,678,975	$—	$—	$1,593,678,975
Short-Term Investments	22,105,763	—	—	22,105,763
TOTAL INVESTMENTS	$1,615,784,738	$—	$—	$1,615,784,738
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	6,914,446	$ 144,546,494	$ 53,867,088	$ 5,893,035	$ 385,067	$ 1,517,766	9,199,119	$ 194,423,380	$1,948,844
SPDR Bloomberg Barclays High Yield Bond ETF	754,771	82,224,753	45,735,209	25,070,633	41,010	936,777	944,590	103,867,116	1,675,174
SPDR Dow Jones Global Real Estate ETF	872,313	38,783,036	8,248,818	2,294,517	115,416	6,701,301	1,001,244	51,554,054	541,680
SPDR Portfolio Intermediate Term Treasury ETF	—	—	17,392,081	700,292	4,626	127,780	519,586	16,824,195	20,154
SPDR Portfolio Long Term Treasury ETF	1,137,775	51,347,786	17,518,679	24,458,422	1,965,797	(7,040,794)	952,374	39,333,046	313,264
SPDR Portfolio Short Term Corporate Bond ETF	84,693	2,659,360	2,571,519	—	—	(9,757)	166,809	5,221,122	17,475
SPDR Portfolio Short Term Treasury ETF	266,523	8,184,921	9,681,330	199,900	(536)	(24,345)	575,766	17,641,470	8,577
State Street Aggregate Bond Index Portfolio	2,365,286	253,629,634	83,631,267	11,411,405	468,761	(6,827,630)	3,056,742	319,490,627	2,318,130
State Street Equity 500 Index II Portfolio	983,103	338,944,393	70,122,689	53,728,525	15,916,709	39,655,604	1,034,962	410,910,870	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,431,053	282,998,878	63,277,869	35,549,726	4,029,864	24,802,919	2,662,796	339,559,804	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,728,591	5,728,591	228,460,398	228,292,949	—	—	5,896,040	5,896,040	1,021
State Street Navigator Securities Lending Portfolio II	1,703,196	1,703,196	533,626,531	519,120,004	—	—	16,209,723	16,209,723	197,540
State Street Small/Mid Cap Equity Index Portfolio	242,534	79,485,731	16,357,329	13,135,000	4,759,689	7,385,542	252,518	94,853,291	—
Total		$1,290,236,773	$1,150,490,807	$919,854,408	$27,686,403	$67,225,163		$1,615,784,738	$7,041,859
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 38.6%
State Street Equity 500 Index II Portfolio	1,427,845	$ 566,897,443
State Street Small/Mid Cap Equity Index Portfolio	396,103	148,788,274
		715,685,717
DOMESTIC FIXED INCOME — 29.6%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	886,475	97,476,791
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,461,196	47,313,527
SPDR Portfolio Long Term Treasury ETF (b)	2,596,921	107,252,837
State Street Aggregate Bond Index Portfolio	2,851,229	298,010,419
		550,053,574
INFLATION LINKED — 3.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	2,602,053	54,994,390
INTERNATIONAL EQUITY — 27.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,044,968	515,814,302
REAL ESTATE — 0.7%
SPDR Dow Jones Global Real Estate ETF (b)	272,587	14,035,505
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,554,070,523)		1,850,583,488
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	5,067,653	$ 5,067,653
State Street Navigator Securities Lending Portfolio II (a)(e)	69,307,608	69,307,608
TOTAL SHORT-TERM INVESTMENTS (Cost $74,375,261)		$ 74,375,261
TOTAL INVESTMENTS—103.7% (Cost $1,628,445,784)		1,924,958,749
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.7)%		(69,372,685)
NET ASSETS—100.0%		$ 1,855,586,064
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,850,583,488	$—	$—	$1,850,583,488
Short-Term Investments	74,375,261	—	—	74,375,261
TOTAL INVESTMENTS	$1,924,958,749	$—	$—	$1,924,958,749
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,358,366	$ 28,396,642	$ 26,939,242	$ 798,926	$ 44,994	$ 412,438	2,602,053	$ 54,994,390	$ 465,754
SPDR Bloomberg Barclays High Yield Bond ETF	667,628	72,731,394	48,897,105	25,053,455	220,778	680,969	886,475	97,476,791	1,501,013
SPDR Dow Jones Global Real Estate ETF	161,817	7,194,384	5,641,448	201,128	58,340	1,342,461	272,587	14,035,505	115,947
SPDR Portfolio Intermediate Term Treasury ETF	—	—	47,766,248	799,825	3,672	343,432	1,461,196	47,313,527	53,117
SPDR Portfolio Long Term Treasury ETF	2,797,054	126,231,047	40,473,882	47,309,033	3,623,774	(15,766,833)	2,596,921	107,252,837	786,505
State Street Aggregate Bond Index Portfolio	2,129,289	228,323,641	82,245,140	6,900,000	251,495	(5,909,857)	2,851,229	298,010,419	2,101,002
State Street Equity 500 Index II Portfolio	1,287,822	444,002,348	105,851,260	56,425,000	17,064,054	56,404,781	1,427,845	566,897,443	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,503,715	407,867,498	99,471,075	33,265,865	4,504,623	37,236,971	4,044,968	515,814,302	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,707,162	3,707,162	255,853,504	254,493,013	—	—	5,067,653	5,067,653	1,359
State Street Navigator Securities Lending Portfolio II	1,251,125	1,251,125	497,920,444	429,863,961	—	—	69,307,608	69,307,608	212,723
State Street Small/Mid Cap Equity Index Portfolio	361,330	118,418,561	29,255,530	17,175,000	5,757,212	12,531,971	396,103	148,788,274	—
Total		$1,438,123,802	$1,240,314,878	$872,285,206	$31,528,942	$ 87,276,333		$1,924,958,749	$5,237,420
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 43.0%
State Street Equity 500 Index II Portfolio	1,359,723	$ 539,850,930
State Street Small/Mid Cap Equity Index Portfolio	431,050	161,915,107
		701,766,037
DOMESTIC FIXED INCOME — 25.1%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	425,748	46,815,250
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,513,469	49,006,126
SPDR Portfolio Long Term Treasury ETF (b)	2,702,994	111,633,652
State Street Aggregate Bond Index Portfolio	1,937,074	202,463,006
		409,918,034
INTERNATIONAL EQUITY — 31.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,043,627	515,643,321
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,341,549,578)		1,627,327,392
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	4,830,093	4,830,093
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	4,439,831	$ 4,439,831
TOTAL SHORT-TERM INVESTMENTS (Cost $9,269,924)		$ 9,269,924
TOTAL INVESTMENTS—100.2% (Cost $1,350,819,502)		1,636,597,316
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(3,939,575)
NET ASSETS—100.0%		$ 1,632,657,741
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,627,327,392	$—	$—	$1,627,327,392
Short-Term Investments	9,269,924	—	—	9,269,924
TOTAL INVESTMENTS	$1,636,597,316	$—	$—	$1,636,597,316
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	292,411	$ 31,855,254	$ 15,033,125	$ 499,490	$ 5,139	$ 421,222	425,748	$ 46,815,250	$ 677,762
SPDR Portfolio Intermediate Term Treasury ETF	—	—	49,253,795	599,860	2,753	349,438	1,513,469	49,006,126	53,717
SPDR Portfolio Long Term Treasury ETF	2,739,335	123,626,189	51,171,973	51,481,970	4,672,878	(16,355,418)	2,702,994	111,633,652	784,899
State Street Aggregate Bond Index Portfolio	1,407,952	150,974,679	59,067,259	3,900,000	159,397	(3,838,329)	1,937,074	202,463,006	1,401,894
State Street Equity 500 Index II Portfolio	1,225,187	422,407,676	93,577,594	46,179,999	13,903,660	56,141,999	1,359,723	539,850,930	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,473,501	404,350,298	95,157,268	25,633,613	3,684,648	38,084,720	4,043,627	515,643,321	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,053,164	4,053,164	213,408,274	212,631,345	—	—	4,830,093	4,830,093	1,213
State Street Navigator Securities Lending Portfolio II	299,700	299,700	310,412,738	306,272,607	—	—	4,439,831	4,439,831	105,668
State Street Small/Mid Cap Equity Index Portfolio	392,510	128,637,225	28,515,000	15,050,000	4,745,456	15,067,426	431,050	161,915,107	—
Total		$1,266,204,185	$915,597,026	$662,248,884	$27,173,931	$ 89,871,058		$1,636,597,316	$3,025,153
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 46.9%
State Street Equity 500 Index II Portfolio	1,299,327	$ 515,871,737
State Street Small/Mid Cap Equity Index Portfolio	472,926	177,645,083
		693,516,820
DOMESTIC FIXED INCOME — 18.3%
SPDR Portfolio Intermediate Term Treasury ETF	1,371,146	44,397,708
SPDR Portfolio Long Term Treasury ETF (b)	2,449,180	101,151,134
State Street Aggregate Bond Index Portfolio	1,204,486	125,892,873
		271,441,715
INTERNATIONAL EQUITY — 34.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,995,408	509,494,473
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,197,213,584)		1,474,453,008
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	3,995,360	3,995,360
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	3,097,962	$ 3,097,962
TOTAL SHORT-TERM INVESTMENTS (Cost $7,093,322)		$ 7,093,322
TOTAL INVESTMENTS—100.2% (Cost $1,204,306,906)		1,481,546,330
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(2,995,895)
NET ASSETS—100.0%		$ 1,478,550,435
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,474,453,008	$—	$—	$1,474,453,008
Short-Term Investments	7,093,322	—	—	7,093,322
TOTAL INVESTMENTS	$1,481,546,330	$—	$—	$1,481,546,330
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 44,685,951	$ 599,860	$ 2,753	$ 308,864	1,371,146	$ 44,397,708	$ 48,047
SPDR Portfolio Long Term Treasury ETF	2,444,829	110,335,133	49,929,795	48,499,349	3,129,279	(13,743,724)	2,449,180	101,151,134	708,555
State Street Aggregate Bond Index Portfolio	837,846	89,842,189	40,874,259	2,600,001	106,412	(2,329,986)	1,204,486	125,892,873	852,135
State Street Equity 500 Index II Portfolio	1,145,732	395,014,109	93,326,038	38,462,929	11,580,762	54,413,757	1,299,327	515,871,737	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,358,134	390,920,341	97,296,333	19,259,501	2,657,269	37,880,031	3,995,408	509,494,473	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,613,762	4,613,762	206,317,993	206,936,395	—	—	3,995,360	3,995,360	916
State Street Navigator Securities Lending Portfolio II	2,010,200	2,010,200	62,049,833	60,962,071	—	—	3,097,962	3,097,962	4,008
State Street Small/Mid Cap Equity Index Portfolio	421,641	138,184,457	32,300,000	14,375,000	4,543,870	16,991,756	472,926	177,645,083	—
Total		$1,130,920,191	$626,780,202	$391,695,106	$22,020,345	$ 93,520,698		$1,481,546,330	$1,613,661
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 49.8%
State Street Equity 500 Index II Portfolio	1,080,331	$ 428,923,992
State Street Small/Mid Cap Equity Index Portfolio	455,505	171,101,188
		600,025,180
DOMESTIC FIXED INCOME — 13.3%
SPDR Portfolio Intermediate Term Treasury ETF	1,116,261	36,144,531
SPDR Portfolio Long Term Treasury ETF	1,995,126	82,398,704
State Street Aggregate Bond Index Portfolio	403,775	42,202,566
		160,745,801
INTERNATIONAL EQUITY — 36.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,458,011	440,965,554
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $968,528,209)		1,201,736,535
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b)(c) (Cost $4,029,599)	4,029,599	4,029,599
TOTAL INVESTMENTS—100.0% (Cost $972,557,808)		1,205,766,134
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(d)		(212,697)
NET ASSETS—100.0%		$ 1,205,553,437

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,201,736,535	$—	$—	$1,201,736,535
Short-Term Investment	4,029,599	—	—	4,029,599
TOTAL INVESTMENTS	$1,205,766,134	$—	$—	$1,205,766,134
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 36,389,139	$ 499,994	$ 2,217	$ 253,169	1,116,261	$ 36,144,531	$ 39,298
SPDR Portfolio Long Term Treasury ETF	1,884,220	85,034,849	43,260,757	37,822,097	2,069,026	(10,143,831)	1,995,126	82,398,704	565,416
State Street Aggregate Bond Index Portfolio	242,176	25,968,587	17,469,033	630,000	43,668	(648,722)	403,775	42,202,566	263,399
State Street Equity 500 Index II Portfolio	900,809	310,571,868	93,181,703	28,904,342	8,568,069	45,506,694	1,080,331	428,923,992	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,752,509	320,419,519	100,369,296	14,343,117	2,045,419	32,474,437	3,458,011	440,965,554	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,087,329	4,087,329	207,565,093	207,622,823	—	—	4,029,599	4,029,599	906
State Street Navigator Securities Lending Portfolio II	—	—	13,553,250	13,553,250	—	—	—	—	483
State Street Small/Mid Cap Equity Index Portfolio	384,176	125,905,953	37,724,644	12,610,000	3,950,920	16,129,671	455,505	171,101,188	—
Total		$871,988,105	$549,512,915	$315,985,623	$16,679,319	$ 83,571,418		$1,205,766,134	$869,502
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	778,056	$ 308,911,518
State Street Small/Mid Cap Equity Index Portfolio	364,765	137,016,515
		445,928,033
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF (b)	798,683	25,861,356
SPDR Portfolio Long Term Treasury ETF (b)	1,426,623	58,919,530
		84,780,886
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,570,259	327,759,483
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $690,345,253)		858,468,402
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	2,827,726	2,827,726
State Street Navigator Securities Lending Portfolio II (e)(f)	11,236,829	11,236,829
TOTAL SHORT-TERM INVESTMENTS (Cost $14,064,555)		$ 14,064,555
TOTAL INVESTMENTS—101.3% (Cost $704,409,808)		872,532,957
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.3)%		(11,177,976)
NET ASSETS—100.0%		$ 861,354,981

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$858,468,402	$—	$—	$858,468,402
Short-Term Investments	14,064,555	—	—	14,064,555
TOTAL INVESTMENTS	$872,532,957	$—	$—	$872,532,957
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 26,032,287	$ 349,937	$ 1,606	$ 177,400	798,683	$ 25,861,356	$ 27,559
SPDR Portfolio Long Term Treasury ETF	1,325,876	59,836,784	31,499,276	26,696,536	509,008	(6,229,002)	1,426,623	58,919,530	399,316
State Street Equity 500 Index II Portfolio	637,545	219,806,474	69,068,406	18,311,841	5,425,346	32,923,133	778,056	308,911,518	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,997,969	232,583,582	79,896,048	9,735,393	1,221,516	23,793,730	2,570,259	327,759,483	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,538,129	2,538,129	141,889,597	141,600,000	—	—	2,827,726	2,827,726	670
State Street Navigator Securities Lending Portfolio II	27,600	27,600	93,348,181	82,138,952	—	—	11,236,829	11,236,829	3,546
State Street Small/Mid Cap Equity Index Portfolio	297,327	97,442,759	31,270,628	7,419,999	2,041,394	13,681,733	364,765	137,016,515	—
Total		$612,235,328	$473,004,423	$286,252,658	$9,198,870	$64,346,994		$872,532,957	$431,091
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	458,593	$ 182,075,314
State Street Small/Mid Cap Equity Index Portfolio	215,024	80,769,374
		262,844,688
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF (b)	470,369	15,230,548
SPDR Portfolio Long Term Treasury ETF	840,461	34,711,040
		49,941,588
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,514,963	193,188,111
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $414,426,091)		505,974,387
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	1,730,880	1,730,880
State Street Navigator Securities Lending Portfolio II (e)(f)	8,633,196	8,633,196
TOTAL SHORT-TERM INVESTMENTS (Cost $10,364,076)		$ 10,364,076
TOTAL INVESTMENTS—101.7% (Cost $424,790,167)		516,338,463
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.7)%		(8,423,414)
NET ASSETS—100.0%		$ 507,915,049

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$505,974,387	$—	$—	$505,974,387
Short-Term Investments	10,364,076	—	—	10,364,076
TOTAL INVESTMENTS	$516,338,463	$—	$—	$516,338,463
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 15,355,649	$ 229,946	$ 1,056	$ 103,789	470,369	$ 15,230,548	$ 16,130
SPDR Portfolio Long Term Treasury ETF	720,811	32,530,201	19,629,024	14,357,819	(360,711)	(2,729,655)	840,461	34,711,040	228,766
State Street Equity 500 Index II Portfolio	346,647	119,513,323	50,822,989	10,360,000	2,664,441	19,434,561	458,593	182,075,314	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,085,984	126,419,462	57,162,899	4,686,374	645,332	13,646,792	1,514,963	193,188,111	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,901,285	1,901,285	98,960,402	99,130,807	—	—	1,730,880	1,730,880	436
State Street Navigator Securities Lending Portfolio II	—	—	56,189,676	47,556,480	—	—	8,633,196	8,633,196	2,675
State Street Small/Mid Cap Equity Index Portfolio	161,610	52,964,533	23,098,238	4,210,000	1,769,143	7,147,460	215,024	80,769,374	—
Total		$333,328,804	$321,218,877	$180,531,426	$4,719,261	$37,602,947		$516,338,463	$248,007
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	210,714	$ 83,659,667
State Street Small/Mid Cap Equity Index Portfolio	98,777	37,103,786
		120,763,453
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF	216,010	6,994,404
SPDR Portfolio Long Term Treasury ETF	386,086	15,945,352
		22,939,756
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	696,048	88,759,991
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $194,081,054)		232,463,200
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b)(c) (Cost $869,842)	869,842	869,842
TOTAL INVESTMENTS—99.9% (Cost $194,950,896)		233,333,042
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		229,443
NET ASSETS—100.0%		$ 233,562,485

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$232,463,200	$—	$—	$232,463,200
Short-Term Investment	869,842	—	—	869,842
TOTAL INVESTMENTS	$233,333,042	$—	$—	$233,333,042
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 7,028,512	$ 79,973	$ 367	$ 45,498	216,010	$ 6,994,404	$ 7,179
SPDR Portfolio Long Term Treasury ETF	305,095	13,768,937	8,707,248	5,175,128	(583,227)	(772,478)	386,086	15,945,352	102,439
State Street Equity 500 Index II Portfolio	146,610	50,546,808	27,738,536	4,432,498	1,551,174	8,255,647	210,714	83,659,667	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	459,410	53,479,873	30,650,837	1,570,000	247,981	5,951,300	696,048	88,759,991	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	755,775	755,775	51,546,863	51,432,796	—	—	869,842	869,842	210
State Street Navigator Securities Lending Portfolio II	—	—	21,895,388	21,895,388	—	—	—	—	1,213
State Street Small/Mid Cap Equity Index Portfolio	68,264	22,372,292	12,430,000	1,635,000	539,130	3,397,364	98,777	37,103,786	—
Total		$140,923,685	$159,997,384	$86,220,783	$1,755,425	$16,877,331		$233,333,042	$ 111,041
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	18,746	$ 7,442,809
State Street Small/Mid Cap Equity Index Portfolio	8,788	3,301,068
		10,743,877
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF	19,201	621,729
SPDR Portfolio Long Term Treasury ETF	34,314	1,417,168
		2,038,897
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	61,933	7,897,689
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $19,572,341)		20,680,463
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b)(c) (Cost $123,980)	123,980	123,980
TOTAL INVESTMENTS—100.0% (Cost $19,696,321)		20,804,443
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(d)		(565)
NET ASSETS—100.0%		$ 20,803,878

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$20,680,463	$—	$—	$20,680,463
Short-Term Investment	123,980	—	—	123,980
TOTAL INVESTMENTS	$20,804,443	$—	$—	$20,804,443
See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 641,573	$ 22,106	$ 68	$ 2,194	19,201	$ 621,729	$ 409
SPDR Portfolio Long Term Treasury ETF	8,004	361,220	1,743,916	679,787	(64,793)	56,612	34,314	1,417,168	4,768
State Street Equity 500 Index II Portfolio	3,843	1,324,993	6,060,652	436,549	83,068	410,645	18,746	7,442,809	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,042	1,401,751	6,532,737	304,665	70,521	197,345	61,933	7,897,689	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,118	48,118	11,210,179	11,134,317	—	—	123,980	123,980	23
State Street Small/Mid Cap Equity Index Portfolio	1,784	584,792	2,668,000	158,056	44,287	162,045	8,788	3,301,068	—
Total		$3,720,874	$28,857,057	$12,735,480	$133,151	$828,841		$20,804,443	$5,200
See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$638,780,847	$966,417,233	$1,615,784,738	$1,924,958,749
Cash	—	810,572	—	—
Receivable for investments sold	8,697,690	21,004,463	33,912,817	29,817,881
Receivable for fund shares sold	628,867	698,399	1,011,670	1,575,210
Dividends receivable — affiliated issuers	2,204	6,996	15,369	23,231
Securities lending income receivable — unaffiliated issuers	20,159	3,029	16,720	276
Securities lending income receivable — affiliated issuers	15,737	53,045	66,784	77,076
Receivable from Adviser	93,355	84,609	97,131	153,734
TOTAL ASSETS	648,238,859	989,078,346	1,650,905,229	1,956,606,157
LIABILITIES
Payable upon return of securities loaned	20,650,526	4,430,844	16,209,723	69,307,608
Payable for investments purchased	10,136,877	20,545,811	36,637,005	31,294,782
Payable for fund shares repurchased	91,656	654,041	347,254	189,206
Advisory fee payable	25,241	39,439	64,907	74,821
Custodian fees payable	12,064	12,045	11,921	11,831
Administration fees payable	25,651	39,826	65,231	75,115
Trustees’ fees and expenses payable	—	—	—	—
Transfer agent fees payable	133,202	19,143	24,238	27,496
Sub-transfer agent fee payable	158	83	232	245
Registration and filing fees payable	351	1,803	2,272	3,909
Professional fees payable	18,284	19,097	19,420	19,483
Printing and postage fees payable	2,162	6,421	6,506	7,324
Accrued expenses and other liabilities	1,468	6,514	8,404	8,273
TOTAL LIABILITIES	31,097,640	25,775,067	53,397,113	101,020,093
NET ASSETS	$617,141,219	$963,303,279	$ 1,597,508,116	$1,855,586,064
NET ASSETS CONSIST OF:
Paid-in Capital	$535,413,773	$805,989,175	$1,321,884,810	$1,501,276,251
Total distributable earnings (loss)	81,727,446	157,314,104	275,623,306	354,309,813
NET ASSETS	$617,141,219	$963,303,279	$ 1,597,508,116	$1,855,586,064
Class I
Net Assets	$ 25,488,082	$ 49,558,738	$ 92,598,494	$ 102,329,938
Shares Outstanding	2,027,205	3,824,987	6,625,788	6,944,666
Net asset value, offering and redemption price per share	$ 12.57	$ 12.96	$ 13.98	$ 14.74
Class K
Net Assets	$591,653,137	$913,744,541	$1,504,909,622	$1,753,256,126
Shares Outstanding	47,087,713	70,398,495	107,369,989	118,683,396
Net asset value, offering and redemption price per share	$ 12.56	$ 12.98	$ 14.02	$ 14.77
COST OF INVESTMENTS:
Investments in affiliated issuers	574,424,975	838,838,196	1,390,009,356	1,628,445,784
* Includes investments in securities on loan, at value	$ 41,992,586	$ 9,485,656	$ 30,152,857	$ 69,432,158
See accompanying notes to financial statements.
34

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$1,636,597,316	$1,481,546,330	$1,205,766,134	$872,532,957	$516,338,463	$233,333,042	$20,804,443
—	—	—	—	—	—	—
18,800,000	10,800,000	7,400,000	3,690,000	2,090,000	1,020,000	55,000
2,168,699	1,640,739	1,933,423	1,386,101	1,223,645	848,881	71,337
15,370	14,274	11,467	7,707	1,443	30	4
285	—	30	20	1,091	—	—
35,891	727	483	1,379	—	—	—
125,725	102,068	94,636	72,670	66,188	44,687	69,171
1,657,743,286	1,494,104,138	1,215,206,173	877,690,834	519,720,830	235,246,640	20,999,955

4,439,831	3,097,962	—	11,236,829	8,633,196	—	—
20,352,739	11,731,374	8,983,159	4,809,171	2,805,483	1,421,014	137,704
85,476	531,542	501,186	150,475	250,841	178,601	21,627
65,980	59,631	48,663	34,553	20,393	9,326	798
11,822	11,838	11,824	11,816	11,842	11,878	11,930
66,204	59,834	48,790	34,617	20,456	9,390	798
—	—	—	—	—	4	22
29,221	29,767	31,433	31,540	30,356	29,198	2,644
—	—	—	—	71	65	209
349	1,464	367	1,240	364	1,925	2,407
19,255	19,069	18,792	18,511	18,855	19,602	10,961
7,984	5,840	4,667	4,872	13,153	2,996	6,815
6,684	5,382	3,855	2,229	771	156	162
25,085,545	15,553,703	9,652,736	16,335,853	11,805,781	1,684,155	196,077
$1,632,657,741	$1,478,550,435	$1,205,553,437	$861,354,981	$507,915,049	$233,562,485	$20,803,878

$1,301,580,519	$1,161,357,129	$ 942,930,939	$675,167,393	$406,758,734	$191,488,636	$19,493,355
331,077,222	317,193,306	262,622,498	186,187,588	101,156,315	42,073,849	1,310,523
$1,632,657,741	$1,478,550,435	$1,205,553,437	$861,354,981	$507,915,049	$233,562,485	$20,803,878

$ 70,934,756	$ 67,673,555	$ 33,732,654	$ 30,759,402	$ 12,395,740	$ 5,185,112	$ 160,435
4,624,374	4,319,937	2,105,861	1,925,031	763,391	319,851	10,616
$ 15.34	$ 15.67	$ 16.02	$ 15.98	$ 16.24	$ 16.21	$ 15.11

$1,561,722,985	$1,410,876,880	$1,171,820,783	$830,595,579	$495,519,309	$228,377,373	$20,643,443
101,374,831	89,908,095	73,103,276	51,906,512	30,536,814	14,076,231	1,364,567
$ 15.41	$ 15.69	$ 16.03	$ 16.00	$ 16.23	$ 16.22	$ 15.13

1,350,819,502	1,204,306,906	972,557,808	704,409,808	424,790,167	194,950,896	19,696,321
$ 4,383,386	$ 3,046,329	$ —	$ 10,951,749	$ 8,407,305	$ —	$ —
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$ 3,420,471	$ 5,258,483	$ 6,844,319	$ 5,024,697
Unaffiliated securities lending income	52,534	4,868	41,665	4,024
Affiliated securities lending income	73,874	170,959	197,540	212,723
TOTAL INVESTMENT INCOME (LOSS)	3,546,879	5,434,310	7,083,524	5,241,444
EXPENSES
Advisory fee	145,866	230,228	365,127	412,131
Administration fees	145,866	230,228	365,127	412,131
Sub-transfer agent fee
Class I	20,975	38,787	57,969	65,611
Custodian fees	24,453	24,676	24,280	24,085
Trustees’ fees and expenses	13,851	15,845	18,596	19,556
Transfer agent fees	160,489	59,266	79,598	90,409
Registration and filing fees	38,959	38,160	40,867	40,464
Professional fees	17,105	18,980	20,211	20,673
Printing and postage fees	14,257	9,752	19,530	22,600
Insurance expense	773	1,281	1,757	1,900
Miscellaneous expenses	2,120	1,547	1,991	2,295
TOTAL EXPENSES	584,714	668,750	995,053	1,111,855
Expenses waived/reimbursed by the Adviser	(655,343)	(712,385)	(924,670)	(835,233)
NET EXPENSES	(70,629)	(43,635)	70,383	276,622
NET INVESTMENT INCOME (LOSS)	$ 3,617,508	$ 5,477,945	$ 7,013,141	$ 4,964,822
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	18,458,483	18,244,186	27,686,403	31,528,942
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	6,337,406	31,561,315	67,225,163	87,276,333
NET REALIZED AND UNREALIZED GAIN (LOSS)	24,795,889	49,805,501	94,911,566	118,805,275
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,413,397	$55,283,446	$101,924,707	$123,770,097
See accompanying notes to financial statements.
36

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$ 2,919,485	$ 1,609,653	$ 869,019	$ 427,545	$ 245,332	$ 109,828	$ 5,200
1,900	25	15	—	38	39	—
105,668	4,008	483	3,546	2,675	1,213	—
3,027,053	1,613,686	869,517	431,091	248,045	111,080	5,200

363,908	328,590	263,545	186,304	106,925	47,750	2,444
363,908	328,590	263,545	186,304	106,925	47,750	2,444

47,111	49,144	22,370	23,346	8,664	3,197	147
23,964	23,950	23,958	23,967	23,972	24,014	24,085
18,446	17,680	16,095	14,444	12,679	11,461	10,543
99,859	100,806	106,774	108,071	104,875	105,654	48,718
43,573	42,757	44,699	39,318	38,694	35,979	35,295
20,134	19,747	18,973	18,197	16,939	16,362	9,826
13,947	20,568	19,382	16,827	22,627	10,247	8,214
1,629	1,443	1,117	745	389	156	2
2,106	2,001	1,701	1,176	957	1,294	1,543
998,585	935,276	782,159	618,699	443,646	303,864	143,261
(666,899)	(570,028)	(510,475)	(420,228)	(334,473)	(255,304)	(141,404)
331,686	365,248	271,684	198,471	109,173	48,560	1,857
$ 2,695,367	$ 1,248,438	$ 597,833	$ 232,620	$ 138,872	$ 62,520	$ 3,343

27,173,931	22,020,345	16,679,319	9,198,870	4,719,261	1,755,425	133,151

89,871,058	93,520,698	83,571,418	64,346,994	37,602,947	16,877,331	828,841
117,044,989	115,541,043	100,250,737	73,545,864	42,322,208	18,632,756	961,992
$119,740,356	$116,789,481	$100,848,570	$73,778,484	$42,461,080	$18,695,276	$ 965,335
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,617,508	$ 9,157,193	$ 5,477,945	$ 16,300,917
Net realized gain (loss)	18,458,483	4,862,403	18,244,186	14,052,930
Net change in unrealized appreciation/depreciation	6,337,406	53,493,534	31,561,315	51,209,116
Net increase (decrease) in net assets resulting from operations	28,413,397	67,513,130	55,283,446	81,562,963
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(345,325)	—	(1,577,020)
Class K	—	(7,847,441)	—	(31,592,022)
Total distributions to shareholders	—	(8,192,766)	—	(33,169,042)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	4,306,542	22,072,370	9,412,760	39,357,657
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	—	66,884	—	—
Reinvestment of distributions	—	344,568	—	1,577,020
Cost of shares redeemed	(1,682,404)	(1,368,139)	(3,525,811)	(2,692,400)
Net increase (decrease) from capital share transactions	2,624,138	21,115,683	5,886,949	38,242,277
Class K
Proceeds from sale of shares sold	79,514,254	171,166,360	170,888,657	211,425,786
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	119,576,117	119,576,117	—	—
Reinvestment of distributions	—	7,827,465	—	31,548,475
Cost of shares redeemed	(125,925,596)	(85,211,638)	(130,876,109)	(252,638,819)
Net increase (decrease) from capital share transactions	73,164,775	213,358,304	40,012,548	(9,664,558)
Net increase (decrease) in net assets from beneficial interest transactions	75,788,913	234,473,987	45,899,497	28,577,719
Net increase (decrease) in net assets during the period	104,202,310	293,794,351	101,182,943	76,971,640
Net assets at beginning of period	512,938,909	219,144,558	862,120,336	785,148,696
NET ASSETS AT END OF PERIOD	$ 617,141,219	$512,938,909	$ 963,303,279	$ 862,120,336
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	347,350	1,893,325	735,926	3,279,118
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	—	6,596	—	—
Reinvestment of distributions	—	28,762	—	129,264
Shares redeemed	(138,056)	(117,871)	(281,276)	(223,781)
Net increase (decrease) from share transactions	209,294	1,810,812	454,650	3,184,601
Class K
Shares sold	16,297,396	16,407,034	13,679,909	18,436,114
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	—	11,815,879	—	—
Reinvestment of distributions	—	654,470	—	2,583,823
Shares redeemed	(10,226,606)	(7,713,029)	(10,407,471)	(22,606,597)
Net increase (decrease) from share transactions	6,070,790	21,164,354	3,272,438	(1,586,660)
See accompanying notes to financial statements.
38

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20

$ 7,013,141	$ 23,743,388	$ 4,964,822	$ 24,501,256	$ 2,695,367	$ 20,124,275
27,686,403	32,260,174	31,528,942	40,672,761	27,173,931	29,700,797
67,225,163	90,346,412	87,276,333	128,400,822	89,871,058	127,686,302
101,924,707	146,349,974	123,770,097	193,574,839	119,740,356	177,511,374

—	(2,700,654)	—	(3,268,395)	—	(2,145,820)
—	(55,486,221)	—	(64,236,287)	—	(52,763,736)
—	(58,186,875)	—	(67,504,682)	—	(54,909,556)

30,480,180	56,424,959	28,852,560	63,258,080	17,816,901	45,493,926
—	—	—	—	—	—
—	2,700,654	—	3,268,395	—	2,145,821
(2,292,529)	(2,712,029)	(2,085,458)	(1,700,614)	(855,804)	(1,481,320)
28,187,651	56,413,584	26,767,102	64,825,861	16,961,097	46,158,427

329,015,349	329,308,524	403,027,117	358,927,216	334,802,115	319,670,456
—	—	—	—	—	—
—	55,400,772	—	64,052,106	—	52,565,459
(149,712,424)	(278,400,579)	(134,969,298)	(252,053,876)	(104,188,277)	(184,215,092)
179,302,925	106,308,717	268,057,819	170,925,446	230,613,838	188,020,823
207,490,576	162,722,301	294,824,921	235,751,307	247,574,935	234,179,250
309,415,283	250,885,400	418,595,018	361,821,464	367,315,291	356,781,068
1,288,092,833	1,037,207,433	1,436,991,046	1,075,169,582	1,265,342,450	908,561,382
$ 1,597,508,116	$1,288,092,833	$1,855,586,064	$1,436,991,046	$1,632,657,741	$1,265,342,450

2,217,146	4,415,804	1,998,768	4,752,369	1,184,263	3,360,339
—	—	—	—	—	—
—	206,947	—	238,918	—	151,648
(169,046)	(214,398)	(146,732)	(130,145)	(57,252)	(109,770)
2,048,100	4,408,353	1,852,036	4,861,142	1,127,011	3,402,217

24,543,011	27,204,784	28,529,426	28,912,861	22,850,205	25,184,188
—	—	—	—	—	—
—	4,238,774	—	4,671,926	—	3,701,793
(11,029,969)	(24,262,408)	(9,506,768)	(21,285,976)	(7,047,830)	(15,506,619)
13,513,042	7,181,150	19,022,658	12,298,811	15,802,375	13,379,362
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,248,438	$ 16,995,817	$ 597,833	$ 12,854,598
Net realized gain (loss)	22,020,345	29,813,326	16,679,319	18,590,135
Net change in unrealized appreciation/depreciation	93,520,698	121,835,590	83,571,418	106,296,339
Net increase (decrease) in net assets resulting from operations	116,789,481	168,644,733	100,848,570	137,741,072
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(2,254,749)	—	(892,914)
Class K	—	(47,647,713)	—	(32,999,187)
Total distributions to shareholders	—	(49,902,462)	—	(33,892,101)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	12,439,441	46,742,899	8,617,900	21,016,069
Reinvestment of distributions	—	2,254,749	—	892,915
Cost of shares redeemed	(807,309)	(1,703,229)	(409,957)	(1,210,540)
Net increase (decrease) from capital share transactions	11,632,132	47,294,419	8,207,943	20,698,444
Class K
Proceeds from sale of shares sold	322,958,627	278,923,160	304,720,379	242,253,293
Reinvestment of distributions	—	47,515,072	—	32,902,700
Cost of shares redeemed	(100,587,322)	(145,091,691)	(78,636,030)	(117,740,815)
Net increase (decrease) from capital share transactions	222,371,305	181,346,541	226,084,349	157,415,178
Net increase (decrease) in net assets from beneficial interest transactions	234,003,437	228,640,960	234,292,292	178,113,622
Net increase (decrease) in net assets during the period	350,792,918	347,383,231	335,140,862	281,962,593
Net assets at beginning of period	1,127,757,517	780,374,286	870,412,575	588,449,982
NET ASSETS AT END OF PERIOD	$1,478,550,435	$1,127,757,517	$1,205,553,437	$ 870,412,575
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	811,157	3,418,786	551,121	1,532,464
Reinvestment of distributions	—	157,235	—	61,284
Shares redeemed	(53,267)	(124,559)	(26,810)	(87,798)
Net increase (decrease) from share transactions	757,890	3,451,462	524,311	1,505,950
Class K
Shares sold	21,640,144	22,215,701	20,098,193	19,592,095
Reinvestment of distributions	—	3,311,155	—	2,258,250
Shares redeemed	(6,696,025)	(12,114,713)	(5,123,629)	(9,911,551)
Net increase (decrease) from share transactions	14,944,119	13,412,143	14,974,564	11,938,794
See accompanying notes to financial statements.
40

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20

$ 232,620	$ 8,949,996	$ 138,872	$ 4,852,612	$ 62,520	$ 2,028,581
9,198,870	12,820,553	4,719,261	6,412,119	1,755,425	2,347,811
64,346,994	75,443,786	37,602,947	40,048,846	16,877,331	16,728,742
73,778,484	97,214,335	42,461,080	51,313,577	18,695,276	21,105,134

—	(948,192)	—	(261,233)	—	(67,966)
—	(23,295,939)	—	(9,529,649)	—	(2,725,775)
—	(24,244,131)	—	(9,790,882)	—	(2,793,741)

4,831,503	22,225,844	2,875,304	8,179,430	1,463,535	3,061,050
—	948,192	—	259,902	—	65,517
(724,880)	(1,090,661)	(428,267)	(372,802)	(146,946)	(125,458)
4,106,623	22,083,375	2,447,037	8,066,530	1,316,589	3,001,109

233,019,897	197,996,802	166,546,738	134,127,162	93,913,110	76,516,272
—	23,204,210	—	9,502,968	—	2,713,511
(61,121,876)	(85,798,218)	(36,454,559)	(56,144,533)	(21,212,334)	(34,228,340)
171,898,021	135,402,794	130,092,179	87,485,597	72,700,776	45,001,443
176,004,644	157,486,169	132,539,216	95,552,127	74,017,365	48,002,552
249,783,128	230,456,373	175,000,296	137,074,822	92,712,641	66,313,945
611,571,853	381,115,480	332,914,753	195,839,931	140,849,844	74,535,899
$861,354,981	$ 611,571,853	$507,915,049	$332,914,753	$233,562,485	$140,849,844

313,704	1,636,647	183,598	597,938	94,003	227,030
—	65,483	—	17,656	—	4,460
(46,674)	(79,668)	(27,438)	(27,401)	(9,497)	(9,164)
267,030	1,622,462	156,160	588,193	84,506	222,326

15,368,215	15,939,478	10,840,066	10,621,756	6,091,436	6,170,154
—	1,601,395	—	646,901	—	184,718
(4,003,119)	(7,203,634)	(2,341,926)	(4,681,287)	(1,365,152)	(2,940,767)
11,365,096	10,337,239	8,498,140	6,587,370	4,726,284	3,414,105
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2065 Fund
	Six Months Ended 6/30/21 (Unaudited)	For the Period 3/30/20*- 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,343	$ 50,368
Net realized gain (loss)	133,151	179,636
Net change in unrealized appreciation/depreciation	828,841	279,281
Net increase (decrease) in net assets resulting from operations	965,335	509,285
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(6,273)
Class K	—	(157,824)
Total distributions to shareholders	—	(164,097)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	9,134	100,000
Cost of shares redeemed	(171)	—
Net increase (decrease) from capital share transactions	8,963	100,000
Class K
Proceeds from sale of shares sold	17,868,495	3,894,813
Reinvestment of distributions	—	151,366
Cost of shares redeemed	(1,733,145)	(797,137)
Net increase (decrease) from capital share transactions	16,135,350	3,249,042
Net increase (decrease) in net assets from beneficial interest transactions	16,144,313	3,349,042
Net increase (decrease) in net assets during the period	17,109,648	3,694,230
Net assets at beginning of period	3,694,230	—
NET ASSETS AT END OF PERIOD	$20,803,878	$3,694,230
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	628	10,000
Shares redeemed	(12)	—
Net increase (decrease) from share transactions	616	10,000
Class K
Shares sold	1,224,487	311,069
Reinvestment of distributions	—	11,024
Shares redeemed	(119,786)	(62,227)
Net increase (decrease) from share transactions	1,104,701	259,866
*	For the period March 30, 2020 (commencement of investment operations) through December 31, 2020. (See Note 1)
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 11.99	$ 11.05	$10.02	$10.73	$10.12	$ 9.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.38	0.29	0.28	0.19	0.19
Net realized and unrealized gain (loss)	0.52	0.75	1.11	(0.55)	0.71	0.32
Total from investment operations	0.58	1.13	1.40	(0.27)	0.90	0.51
Distributions to shareholders from:
Net investment income	—	(0.18)	(0.31)	(0.29)	(0.20)	(0.17)
Net realized gains	—	(0.01)	(0.06)	(0.15)	(0.09)	(0.01)
Total distributions	—	(0.19)	(0.37)	(0.44)	(0.29)	(0.18)
Net asset value, end of period	$ 12.57	$ 11.99	$ 11.05	$10.02	$10.73	$10.12
Total return (b)	4.84%	10.25%	13.98%	(2.50)%(c)	8.92%	5.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,488	$21,801	$ 78	$ 108	$ 139	$ 612
Ratios to Average Net Assets:
Total expenses (d)	0.38%(e)	0.24%	0.24%	0.25%	0.36%	0.66%
Net expenses (d)	0.16%(e)	0.02%	(0.03)%(f)	(0.03)%(f)	(0.05)%(f)	(0.03)%(f)
Net investment income (loss)	1.05%(e)	3.26%	2.64%	2.62%	1.78%	1.89%
Portfolio turnover rate	22%(g)	24%	26%	53%	25%	37%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 11.97	$ 11.03	$ 10.00	$ 10.71	$ 10.12	$ 9.78
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.26	0.32	0.29	0.28	0.23
Net realized and unrealized gain (loss)	0.51	0.87	1.08	(0.56)	0.60	0.29
Total from investment operations	0.59	1.13	1.40	(0.27)	0.88	0.52
Distributions to shareholders from:
Net investment income	—	(0.18)	(0.31)	(0.29)	(0.20)	(0.17)
Net realized gains	—	(0.01)	(0.06)	(0.15)	(0.09)	(0.01)
Total distributions	—	(0.19)	(0.37)	(0.44)	(0.29)	(0.18)
Net asset value, end of period	$ 12.56	$ 11.97	$ 11.03	$ 10.00	$ 10.71	$ 10.12
Total return (b)	4.93%	10.29%	14.00%	(2.50)%(c)	8.83%	5.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$591,653	$491,138	$219,066	$200,840	$135,420	$55,499
Ratios to Average Net Assets:
Total expenses (d)	0.19%(e)	0.19%	0.24%	0.24%	0.36%	0.66%
Net expenses (d)	(0.03)%(e)(f)	(0.03)%(f)	(0.03)%(f)	(0.04)%(f)	(0.02)%(f)	(0.04)%(f)
Net investment income (loss)	1.25%(e)	2.29%	2.92%	2.69%	2.61%	2.23%
Portfolio turnover rate	22%(g)	24%	26%	53%	25%	37%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.22	$ 11.39	$10.29	$ 11.34	$10.27	$ 9.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.40	0.32	0.43	0.25	0.16
Net realized and unrealized gain (loss)	0.68	0.92	1.48	(0.90)	1.13	0.54
Total from investment operations	0.74	1.32	1.80	(0.47)	1.38	0.70
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.33)	(0.29)	(0.23)	(0.17)
Net realized gains	—	(0.24)	(0.37)	(0.29)	(0.08)	(0.01)
Total distributions	—	(0.49)	(0.70)	(0.58)	(0.31)	(0.18)
Net asset value, end of period	$ 12.96	$ 12.22	$ 11.39	$10.29	$ 11.34	$10.27
Total return (b)	6.06%	11.57%	17.53%	(4.17)%(c)	13.38%	7.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$49,559	$41,182	$ 2,116	$1,798	$ 680	$ 797
Ratios to Average Net Assets:
Total expenses (d)	0.32%(e)	0.19%	0.15%	0.16%	0.15%	0.30%
Net expenses (d)	0.17%(e)	0.03%	0.01%	0.02%	0.01%	0.07%
Net investment income (loss)	1.00%(e)	3.39%	2.83%	3.85%	2.29%	1.54%
Portfolio turnover rate	13%(f)	37%	21%	22%	18%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 12.23	$ 11.40	$ 10.29	$ 11.34	$ 10.28	$ 9.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.24	0.33	0.29	0.29	0.27
Net realized and unrealized gain (loss)	0.68	1.08	1.48	(0.76)	1.08	0.45
Total from investment operations	0.75	1.32	1.81	(0.47)	1.37	0.72
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.33)	(0.29)	(0.23)	(0.17)
Net realized gains	—	(0.24)	(0.37)	(0.29)	(0.08)	(0.01)
Total distributions	—	(0.49)	(0.70)	(0.58)	(0.31)	(0.18)
Net asset value, end of period	$ 12.98	$ 12.23	$ 11.40	$ 10.29	$ 11.34	$ 10.28
Total return (b)	6.13%	11.68%	17.55%	(4.16)%(c)	13.38%	7.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$913,745	$820,938	$783,033	$847,142	$775,643	$235,727
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.14%	0.14%	0.15%	0.15%	0.24%
Net expenses (d)	(0.02)%(e)(f)	(0.03)%(f)	(0.01)%(f)	0.01%	0.02%	0.01%
Net investment income (loss)	1.20%(e)	2.13%	2.88%	2.60%	2.67%	2.60%
Portfolio turnover rate	13%(g)	37%	21%	22%	18%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 13.06	$ 11.92	$10.53	$ 11.74	$10.33	$ 9.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.50	0.37	0.23	0.26	0.15
Net realized and unrealized gain (loss)	0.87	1.26	1.81	(0.87)	1.45	0.63
Total from investment operations	0.92	1.76	2.18	(0.64)	1.71	0.78
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.33)	(0.29)	(0.23)	(0.16)
Net realized gains	—	(0.37)	(0.46)	(0.28)	(0.07)	(0.03)
Total distributions	—	(0.62)	(0.79)	(0.57)	(0.30)	(0.19)
Net asset value, end of period	$ 13.98	$ 13.06	$ 11.92	$10.53	$ 11.74	$10.33
Total return (b)	7.04%	14.66%	20.76%	(5.48)%(c)	16.54%	8.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$92,598	$59,792	$2,019	$1,155	$2,232	$ 2,110
Ratios to Average Net Assets:
Total expenses (d)	0.30%(e)	0.19%	0.15%	0.15%	0.15%	0.33%
Net expenses (d)	0.17%(e)	0.04%	0.02%	0.05%	0.03%	0.08%
Net investment income (loss)	0.77%(e)	3.96%	3.10%	1.98%	2.36%	1.53%
Portfolio turnover rate	12%(f)	39%	27%	15%	10%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 13.09	$ 11.94	$ 10.55	$ 11.75	$ 10.34	$ 9.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.27	0.33	0.31	0.30	0.29
Net realized and unrealized gain (loss)	0.86	1.50	1.85	(0.94)	1.41	0.49
Total from investment operations	0.93	1.77	2.18	(0.63)	1.71	0.78
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.33)	(0.29)	(0.23)	(0.16)
Net realized gains	—	(0.37)	(0.46)	(0.28)	(0.07)	(0.03)
Total distributions	—	(0.62)	(0.79)	(0.57)	(0.30)	(0.19)
Net asset value, end of period	$ 14.02	$ 13.09	$ 11.94	$ 10.55	$ 11.75	$ 10.34
Total return (b)	7.10%	14.84%	20.63%	(5.38)%(c)	16.52%	8.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,504,910	$1,228,301	$1,035,188	$1,007,169	$830,080	$206,696
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.14%	0.14%	0.14%	0.15%	0.28%
Net expenses (d)	0.00%(e)(f)	(0.01)%(g)	0.01%	0.04%	0.04%	0.04%
Net investment income (loss)	0.97%(e)	2.24%	2.83%	2.63%	2.63%	2.81%
Portfolio turnover rate	12%(h)	39%	27%	15%	10%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 13.70	$ 12.26	$10.67	$ 11.98	$10.37	$ 9.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.53	0.38	0.29	0.25	0.14
Net realized and unrealized gain (loss)	1.01	1.58	2.03	(1.05)	1.64	0.65
Total from investment operations	1.04	2.11	2.41	(0.76)	1.89	0.79
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.32)	(0.27)	(0.23)	(0.16)
Net realized gains	—	(0.43)	(0.50)	(0.28)	(0.05)	(0.02)
Total distributions	—	(0.67)	(0.82)	(0.55)	(0.28)	(0.18)
Net asset value, end of period	$ 14.74	$ 13.70	$12.26	$10.67	$ 11.98	$10.37
Total return (b)	7.59%	17.26%	22.55%	(6.24)%	18.27%	8.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$102,330	$69,750	$2,837	$1,768	$1,716	$1,522
Ratios to Average Net Assets:
Total expenses (c)	0.29%(d)	0.19%	0.15%	0.15%	0.15%	0.30%
Net expenses (c)	0.19%(d)	0.08%	0.04%	0.07%	0.06%	0.08%
Net investment income (loss)	0.43%(d)	4.00%	3.12%	2.44%	2.25%	1.39%
Portfolio turnover rate	11%(e)	27%	30%	12%	7%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 13.72	$ 12.27	$ 10.69	$ 12.00	$ 10.38	$ 9.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.27	0.33	0.29	0.28	0.25
Net realized and unrealized gain (loss)	1.01	1.86	2.07	(1.04)	1.62	0.55
Total from investment operations	1.05	2.13	2.40	(0.75)	1.90	0.80
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.32)	(0.28)	(0.23)	(0.16)
Net realized gains	—	(0.43)	(0.50)	(0.28)	(0.05)	(0.02)
Total distributions	—	(0.68)	(0.82)	(0.56)	(0.28)	(0.18)
Net asset value, end of period	$ 14.77	$ 13.72	$ 12.27	$ 10.69	$ 12.00	$ 10.38
Total return (b)	7.65%	17.24%	22.52%	(6.22)%	18.35%	8.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,753,256	$1,367,241	$1,072,332	$960,339	$778,969	$225,549
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.14%	0.14%	0.14%	0.15%	0.26%
Net expenses (c)	0.03%(d)	0.03%	0.03%	0.06%	0.06%	0.05%
Net investment income (loss)	0.61%(d)	2.13%	2.75%	2.43%	2.46%	2.48%
Portfolio turnover rate	11%(e)	27%	30%	12%	7%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.16	$ 12.54	$10.80	$12.18	$10.43	$ 9.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.56	0.36	0.30	0.13	0.11
Net realized and unrealized gain (loss)	1.17	1.71	2.19	(1.14)	1.91	0.74
Total from investment operations	1.18	2.27	2.55	(0.84)	2.04	0.85
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.30)	(0.26)	(0.22)	(0.16)
Net realized gains	—	(0.41)	(0.51)	(0.28)	(0.07)	(0.03)
Total distributions	—	(0.65)	(0.81)	(0.54)	(0.29)	(0.19)
Net asset value, end of period	$ 15.34	$ 14.16	$12.54	$10.80	$12.18	$10.43
Total return (b)	8.33%	18.05%	23.62%	(6.88)%(c)	19.56%	8.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$70,935	$49,518	$1,193	$ 442	$ 371	$ 840
Ratios to Average Net Assets:
Total expenses (d)	0.30%(e)	0.20%	0.21%	0.16%	0.17%	0.36%
Net expenses (d)	0.21%(e)	0.10%	0.12%	0.07%	0.07%	0.09%
Net investment income (loss)	0.20%(e)	4.14%	2.95%	2.49%	1.10%	1.08%
Portfolio turnover rate	10%(f)	22%	28%	13%	6%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.21	$ 12.57	$ 10.83	$ 12.21	$ 10.44	$ 9.78
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.26	0.32	0.28	0.27	0.27
Net realized and unrealized gain (loss)	1.17	2.03	2.24	(1.12)	1.79	0.58
Total from investment operations	1.20	2.29	2.56	(0.84)	2.06	0.85
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.31)	(0.26)	(0.22)	(0.16)
Net realized gains	—	(0.41)	(0.51)	(0.28)	(0.07)	(0.03)
Total distributions	—	(0.65)	(0.82)	(0.54)	(0.29)	(0.19)
Net asset value, end of period	$ 15.41	$ 14.21	$ 12.57	$ 10.83	$ 12.21	$ 10.44
Total return (b)	8.44%	18.19%	23.61%	(6.85)%(c)	19.73%	8.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,561,723	$1,215,824	$907,369	$796,187	$584,717	$165,008
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.14%	0.15%	0.15%	0.17%	0.33%
Net expenses (d)	0.04%(e)	0.04%	0.05%	0.07%	0.08%	0.06%
Net investment income (loss)	0.38%(e)	2.03%	2.60%	2.30%	2.34%	2.64%
Portfolio turnover rate	10%(f)	22%	28%	13%	6%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.35	$ 12.65	$10.79	$12.26	$10.39	$ 9.71
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	0.58	0.29	0.31	0.24	0.09
Net realized and unrealized gain (loss)	1.32	1.79	2.37	(1.23)	1.91	0.78
Total from investment operations	1.32	2.37	2.66	(0.92)	2.15	0.87
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.30)	(0.26)	(0.23)	(0.16)
Net realized gains	—	(0.44)	(0.50)	(0.29)	(0.05)	(0.03)
Total distributions	—	(0.67)	(0.80)	(0.55)	(0.28)	(0.19)
Net asset value, end of period	$ 15.67	$ 14.35	$12.65	$10.79	$12.26	$10.39
Total return (c)	9.20%	18.70%	24.64%	(7.46)%(d)	20.59%	9.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67,674	$51,116	$1,398	$1,247	$ 912	$ 708
Ratios to Average Net Assets:
Total expenses (e)	0.31%(f)	0.20%	0.17%	0.19%	0.17%	0.38%
Net expenses (e)	0.22%(f)	0.10%	0.07%	0.09%	0.07%	0.10%
Net investment income (loss)	0.02%(f)	4.25%	2.33%	2.50%	2.14%	0.86%
Portfolio turnover rate	9%(g)	19%	32%	11%	6%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.36	$ 12.66	$ 10.79	$ 12.27	$ 10.40	$ 9.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.25	0.32	0.28	0.26	0.24
Net realized and unrealized gain (loss)	1.32	2.12	2.35	(1.21)	1.89	0.63
Total from investment operations	1.33	2.37	2.67	(0.93)	2.15	0.87
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.30)	(0.26)	(0.23)	(0.16)
Net realized gains	—	(0.44)	(0.50)	(0.29)	(0.05)	(0.03)
Total distributions	—	(0.67)	(0.80)	(0.55)	(0.28)	(0.19)
Net asset value, end of period	$ 15.69	$ 14.36	$ 12.66	$ 10.79	$ 12.27	$ 10.40
Total return (b)	9.26%	18.79%	24.66%	(7.52)%(c)	20.69%	8.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,410,877	$1,076,641	$778,976	$636,762	$458,132	$143,526
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.15%	0.16%	0.16%	0.17%	0.32%
Net expenses (d)	0.05%(e)	0.05%	0.05%	0.07%	0.07%	0.05%
Net investment income (loss)	0.20%(e)	1.94%	2.63%	2.24%	2.30%	2.31%
Portfolio turnover rate	9%(f)	19%	32%	11%	6%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.58	$ 12.72	$10.77	$12.29	$10.36	$ 9.64
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.58	0.29	0.33	0.20	0.15
Net realized and unrealized gain (loss)	1.44	1.87	2.45	(1.31)	2.02	0.75
Total from investment operations	1.44	2.45	2.74	(0.98)	2.22	0.90
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.30)	(0.26)	(0.24)	(0.16)
Net realized gains	—	(0.37)	(0.49)	(0.28)	(0.05)	(0.02)
Total distributions	—	(0.59)	(0.79)	(0.54)	(0.29)	(0.18)
Net asset value, end of period	$ 16.02	$ 14.58	$12.72	$10.77	$12.29	$10.36
Total return (c)	9.88%	19.26%	25.45%	(7.96)%(d)	21.45%	9.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,733	$23,059	$ 962	$ 787	$ 762	$ 853
Ratios to Average Net Assets:
Total expenses (e)	0.31%(f)	0.21%	0.21%	0.20%	0.21%	0.59%
Net expenses (e)	0.22%(f)	0.10%	0.09%	0.08%	0.06%	0.06%
Net investment income (loss)	(0.06)%(f)	4.27%	2.34%	2.68%	1.73%	1.46%
Portfolio turnover rate	9%(g)	18%	32%	11%	5%	17%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.58	$ 12.72	$ 10.77	$ 12.29	$ 10.36	$ 9.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.25	0.32	0.28	0.28	0.27
Net realized and unrealized gain (loss)	1.44	2.21	2.42	(1.26)	1.94	0.64
Total from investment operations	1.45	2.46	2.74	(0.98)	2.22	0.91
Distributions to shareholders from:
Net investment income	—	(0.23)	(0.30)	(0.26)	(0.24)	(0.16)
Net realized gains	—	(0.37)	(0.49)	(0.28)	(0.05)	(0.02)
Total distributions	—	(0.60)	(0.79)	(0.54)	(0.29)	(0.18)
Net asset value, end of period	$ 16.03	$ 14.58	$ 12.72	$ 10.77	$ 12.29	$ 10.36
Total return (b)	9.95%	19.28%	25.49%	(7.94)%(c)	21.45%	9.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,171,821	$847,354	$587,488	$465,425	$300,444	$76,304
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.16%	0.17%	0.19%	0.21%	0.57%
Net expenses (d)	0.05%(e)	0.05%	0.05%	0.07%	0.07%	0.05%
Net investment income (loss)	0.12%(e)	1.93%	2.62%	2.29%	2.39%	2.62%
Portfolio turnover rate	9%(f)	18%	32%	11%	5%	17%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.48	$ 12.60	$10.70	$12.24	$10.33	$ 9.62
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.61	0.28	0.37	0.15	0.08
Net realized and unrealized gain (loss)	1.51	1.87	2.47	(1.37)	2.06	0.80
Total from investment operations	1.50	2.48	2.75	(1.00)	2.21	0.88
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.29)	(0.26)	(0.25)	(0.15)
Net realized gains	—	(0.38)	(0.56)	(0.28)	(0.05)	(0.02)
Total distributions	—	(0.60)	(0.85)	(0.54)	(0.30)	(0.17)
Net asset value, end of period	$ 15.98	$ 14.48	$12.60	$10.70	$12.24	$10.33
Total return (b)	10.36%	19.67%	25.76%	(8.14)%	21.30%	9.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,759	$24,016	$ 448	$ 374	$ 240	$ 366
Ratios to Average Net Assets:
Total expenses (c)	0.33%(d)	0.24%	0.25%	0.25%	0.25%	0.97%
Net expenses (c)	0.22%(d)	0.10%	0.09%	0.08%	0.06%	0.12%
Net investment income (loss)	(0.11)%(d)	4.48%	2.32%	3.05%	1.34%	0.76%
Portfolio turnover rate	8%(e)	16%	41%	11%	5%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.49	$ 12.60	$ 10.70	$ 12.24	$ 10.33	$ 9.61
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.25	0.34	0.28	0.27	0.26
Net realized and unrealized gain (loss)	1.50	2.24	2.42	(1.28)	1.94	0.63
Total from investment operations	1.51	2.49	2.76	(1.00)	2.21	0.89
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.30)	(0.26)	(0.25)	(0.15)
Net realized gains	—	(0.38)	(0.56)	(0.28)	(0.05)	(0.02)
Total distributions	—	(0.60)	(0.86)	(0.54)	(0.30)	(0.17)
Net asset value, end of period	$ 16.00	$ 14.49	$ 12.60	$ 10.70	$ 12.24	$ 10.33
Total return (b)	10.42%	19.76%	25.81%	(8.13)%	21.42%	9.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$830,596	$587,556	$380,668	$300,431	$212,217	$48,016
Ratios to Average Net Assets:
Total expenses (c)	0.16%(d)	0.19%	0.21%	0.23%	0.25%	0.90%
Net expenses (c)	0.05%(d)	0.05%	0.05%	0.07%	0.07%	0.05%
Net investment income (loss)	0.07%(d)	1.98%	2.74%	2.30%	2.37%	2.61%
Portfolio turnover rate	8%(e)	16%	41%	11%	5%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.72	$12.68	$10.70	$12.25	$10.32	$ 9.60
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.63	0.33	0.31	0.11	0.16
Net realized and unrealized gain (loss)	1.53	1.86	2.41	(1.29)	2.11	0.73
Total from investment operations	1.52	2.49	2.74	(0.98)	2.22	0.89
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.30)	(0.25)	(0.24)	(0.15)
Net realized gains	—	(0.23)	(0.46)	(0.32)	(0.05)	(0.02)
Total distributions	—	(0.45)	(0.76)	(0.57)	(0.29)	(0.17)
Net asset value, end of period	$ 16.24	$14.72	$12.68	$10.70	$12.25	$10.32
Total return (b)	10.33%	19.60%	25.65%	(7.93)%(c)	21.60%	9.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,396	$8,940	$ 241	$ 130	$ 105	$ 271
Ratios to Average Net Assets:
Total expenses (d)	0.37%(e)	0.32%	0.30%	0.40%	0.52%	2.09%
Net expenses (d)	0.22%(e)	0.09%	0.05%	0.07%	0.06%	0.04%
Net investment income (loss)	(0.10)%(e)	4.61%	2.69%	2.53%	0.95%	1.58%
Portfolio turnover rate	8%(f)	18%	42%	16%	7%	14%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.70	$ 12.66	$ 10.68	$ 12.23	$ 10.31	$ 9.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.26	0.35	0.30	0.31	0.26
Net realized and unrealized gain (loss)	1.52	2.23	2.39	(1.28)	1.90	0.63
Total from investment operations	1.53	2.49	2.74	(0.98)	2.21	0.89
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.30)	(0.25)	(0.24)	(0.15)
Net realized gains	—	(0.23)	(0.46)	(0.32)	(0.05)	(0.02)
Total distributions	—	(0.45)	(0.76)	(0.57)	(0.29)	(0.17)
Net asset value, end of period	$ 16.23	$ 14.70	$ 12.66	$ 10.68	$ 12.23	$ 10.31
Total return (b)	10.41%	19.65%	25.70%	(7.94)%(c)	21.53%	9.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$495,519	$323,975	$195,598	$132,520	$81,529	$18,718
Ratios to Average Net Assets:
Total expenses (d)	0.20%(e)	0.27%	0.30%	0.40%	0.51%	2.09%
Net expenses (d)	0.05%(e)	0.04%	0.05%	0.07%	0.07%	0.05%
Net investment income (loss)	0.07%(e)	2.05%	2.86%	2.49%	2.67%	2.61%
Portfolio turnover rate	8%(f)	18%	42%	16%	7%	14%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$14.69	$12.53	$10.28	$ 11.91	$10.09	$ 9.50
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.59	0.29	0.30	0.15	0.15
Net realized and unrealized gain (loss)	1.53	1.87	2.37	(1.27)	2.01	0.71
Total from investment operations	1.52	2.46	2.66	(0.97)	2.16	0.86
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.28)	(0.24)	(0.23)	(0.14)
Net realized gains	—	(0.08)	(0.13)	(0.42)	(0.11)	(0.13)
Total distributions	—	(0.30)	(0.41)	(0.66)	(0.34)	(0.27)
Net asset value, end of period	$16.21	$14.69	$12.53	$10.28	$ 11.91	$10.09
Total return (b)	10.35%	19.61%	25.86%	(8.13)%	21.45%	9.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,185	$3,458	$ 163	$ 121	$ 103	$ 170
Ratios to Average Net Assets:
Total expenses (c)	0.47%(d)	0.54%	0.85%	1.56%	3.13%	11.36%
Net expenses (c)	0.20%(d)	0.09%	0.04%	0.06%	0.06%	0.05%
Net investment income (loss)	(0.09)%(d)	4.41%	2.42%	2.55%	1.31%	1.51%
Portfolio turnover rate	7%(e)	25%	29%	38%	18%	55%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net asset value, beginning of period	$ 14.69	$ 12.53	$ 10.28	$ 11.91	$ 10.08	$ 9.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.27	0.39	0.34	0.33	0.29
Net realized and unrealized gain (loss)	1.52	2.19	2.27	(1.31)	1.84	0.57
Total from investment operations	1.53	2.46	2.66	(0.97)	2.17	0.86
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.28)	(0.24)	(0.23)	(0.14)
Net realized gains	—	(0.08)	(0.13)	(0.42)	(0.11)	(0.13)
Total distributions	—	(0.30)	(0.41)	(0.66)	(0.34)	(0.27)
Net asset value, end of period	$ 16.22	$ 14.69	$ 12.53	$ 10.28	$ 11.91	$10.08
Total return (b)	10.42%	19.63%	25.87%	(8.13)%	21.57%	8.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$228,377	$137,392	$74,373	$25,829	$12,141	$3,344
Ratios to Average Net Assets:
Total expenses (c)	0.31%(d)	0.49%	0.84%	1.56%	3.07%	11.36%
Net expenses (c)	0.05%(d)	0.04%	0.04%	0.06%	0.07%	0.06%
Net investment income (loss)	0.07%(d)	2.12%	3.33%	2.87%	2.94%	2.91%
Portfolio turnover rate	7%(e)	25%	29%	38%	18%	55%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/21 (Unaudited)	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.19
Net realized and unrealized gain (loss)	1.43	4.13
Total from investment operations	1.42	4.32
Distributions to shareholders from:
Net investment income	—	(0.23)
Net realized gains	—	(0.40)
Total distributions	—	(0.63)
Net asset value, end of period	$ 15.11	$13.69
Total return (b)	10.37%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 160	$ 137
Ratios to Average Net Assets:
Total expenses (c)	3.13%(d)	12.01%(d)
Net expenses (c)	0.24%(d)	0.22%(d)
Net investment income (loss)	(0.12)%(d)	2.08%(d)
Portfolio turnover rate	16%(e)	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.45
Net realized and unrealized gain (loss)	1.43	3.88
Total from investment operations	1.44	4.33
Distributions to shareholders from:
Net investment income	—	(0.24)
Net realized gains	—	(0.40)
Total distributions	—	(0.64)
Net asset value, end of period	$ 15.13	$13.69
Total return (b)	10.52%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,643	$3,557
Ratios to Average Net Assets:
Total expenses (c)	2.93%(d)	11.81%(d)
Net expenses (c)	0.03%(d)	0.02%(d)
Net investment income (loss)	0.07%(d)	4.70%(d)
Portfolio turnover rate	16%(e)	86%(e)
*	For the period March 30, 2020 (commencement of investment operations) through December 31, 2020. (See Note 1)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2020 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2025 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2030 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2035 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2040 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2045 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2050 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2055 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2060 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2065 Fund	Class I Class K	March 30, 2020 March 30, 2020	Diversified
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in
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determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2022, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non- recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2022 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
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Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2021, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$207,495,071	$128,507,325
State Street Target Retirement 2020 Fund	172,535,706	122,194,890
State Street Target Retirement 2025 Fund	388,403,877	172,441,454
State Street Target Retirement 2030 Fund	486,540,932	187,928,233
State Street Target Retirement 2035 Fund	391,776,014	143,344,931
State Street Target Retirement 2040 Fund	358,412,376	123,796,639
State Street Target Retirement 2045 Fund	328,394,571	94,809,551
State Street Target Retirement 2050 Fund	237,766,646	62,513,709
State Street Target Retirement 2055 Fund	166,068,799	33,844,139
State Street Target Retirement 2060 Fund	86,555,133	12,892,599
State Street Target Retirement 2065 Fund	17,646,879	1,601,164
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. State Street Target Retirement 2065 Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
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The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed each Fund’s tax positions (excluding the State Street Target Retirement 2065 Fund) taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 578,745,837	$ 60,035,010	$ —	$ 60,035,010
State Street Target Retirement 2020 Fund	843,497,853	123,050,340	130,960	122,919,380
State Street Target Retirement 2025 Fund	1,393,196,803	224,822,588	2,234,653	222,587,935
State Street Target Retirement 2030 Fund	1,630,196,498	300,383,270	5,621,019	294,762,251
State Street Target Retirement 2035 Fund	1,353,054,891	288,501,594	4,959,169	283,542,425
State Street Target Retirement 2040 Fund	1,205,053,113	281,739,152	5,245,935	276,493,217
State Street Target Retirement 2045 Fund	973,154,949	236,530,261	3,919,076	232,611,185
State Street Target Retirement 2050 Fund	704,674,685	170,619,962	2,761,690	167,858,272
State Street Target Retirement 2055 Fund	424,790,167	92,972,128	1,423,832	91,548,296
State Street Target Retirement 2060 Fund	195,237,992	38,905,418	810,368	38,095,050
State Street Target Retirement 2065 Fund	19,424,299	1,380,144	—	1,380,144
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of June 30, 2021.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Target Retirement Fund	$ 41,992,586	$ 20,650,526	$ 22,221,571	$ 42,872,097
State Street Target Retirement 2020 Fund	9,485,656	4,430,844	5,252,709	9,683,553
State Street Target Retirement 2025 Fund	30,152,857	16,209,723	14,566,724	30,776,447
State Street Target Retirement 2030 Fund	69,432,158	69,307,608	1,596,906	70,904,514
State Street Target Retirement 2035 Fund	4,383,386	4,439,831	35,134	4,474,965
State Street Target Retirement 2040 Fund	3,046,329	3,097,962	—	3,097,962
State Street Target Retirement 2050 Fund	10,951,749	11,236,829	—	11,236,829
State Street Target Retirement 2055 Fund	8,407,305	8,633,196	—	8,633,196
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$20,650,526	$—	$—	$—	$20,650,526	$20,650,526
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	4,430,844	—	—	—	4,430,844	4,430,844
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	16,209,723	—	—	—	16,209,723	16,209,723
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	69,307,608	—	—	—	69,307,608	69,307,608
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	4,439,831	—	—	—	4,439,831	4,439,831
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	3,097,962	—	—	—	3,097,962	3,097,962
State Street Target Retirement 2050 Fund	Mutual Funds and Exchange Traded Products	11,236,829	—	—	—	11,236,829	11,236,829
State Street Target Retirement 2055 Fund	Mutual Funds and Exchange Traded Products	8,633,196	—	—	—	8,633,196	8,633,196
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
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Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
9.    Reorganization
On March 27, 2020, State Street Target Retirement Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Target Retirement 2015 Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Recieved from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Class I	6,733	6,596	$ 66,884	$ 85,168	$ 152,052
Class K	12,046,939	11,815,879	119,576,117	280,140,772	399,716,889
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	0.16%	$1,048.40	$ 0.81	$1,024.00	$ 0.80
Class K	(0.03)	1,049.30	(0.15)	1,024.90	(0.15)
State Street Target Retirement 2020 Fund
Class I	0.17	1,060.60	0.87	1,024.00	0.85
Class K	(0.02)	1,061.30	(0.10)	1,024.90	(0.10)
State Street Target Retirement 2025 Fund
Class I	0.17	1,070.40	0.87	1,024.00	0.85
Class K	0.00(c)	1,071.00	0.00(c)	1,024.80	0.00(c)
State Street Target Retirement 2030 Fund
Class I	0.19	1,075.90	0.98	1,023.90	0.95
Class K	0.03	1,076.50	0.15	1,024.60	0.15
State Street Target Retirement 2035 Fund
Class I	0.21	1,083.30	1.08	1,023.80	1.05
Class K	0.04	1,084.40	0.21	1,024.60	0.20
State Street Target Retirement 2040 Fund
Class I	0.22	1,092.00	1.14	1,023.70	1.10
Class K	0.05	1,092.60	0.26	1,024.50	0.25
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		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement 2045 Fund
Class I	0.22%	$1,098.80	$ 1.14	$1,023.70	$ 1.10
Class K	0.05	1,099.50	0.26	1,024.50	0.25
State Street Target Retirement 2050 Fund
Class I	0.22	1,103.60	1.15	1,023.70	1.10
Class K	0.05	1,104.20	0.26	1,024.50	0.25
State Street Target Retirement 2055 Fund
Class I	0.22	1,103.30	1.15	1,023.70	1.10
Class K	0.05	1,104.10	0.26	1,024.50	0.25
State Street Target Retirement 2060 Fund
Class I	0.20	1,103.50	1.04	1,023.80	1.00
Class K	0.05	1,104.20	0.26	1,024.50	0.25
State Street Target Retirement 2065 Fund
Class I	0.24	1,103.70	1.25	1,023.60	1.20
Class K	0.03	1,105.20	0.16	1,024.60	0.15
(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
(c)	Amount is less than $0.005 per share.
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OTHER INFORMATION  (continued)
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Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement 2065 Fund and State Street Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
______________________________________
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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OTHER INFORMATION  (continued)
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o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2020, as applicable, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Funds.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2020, as applicable. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 5-year periods and was above the median of its Performance Group for the 3-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and above its Lipper Index for the 3- and 5-year periods.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

State Street Target Retirement 2035 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1- and 3-year periods.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s performance was below the median of its Performance Universe for the period since inception on March 27, 2020 to December 31, 2020. The Board considered that the Fund recently commenced operations and has a limited performance history.
State Street Target Retirement Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
81

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITTRETSAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street China Equity Select Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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State Street China Equity Select Fund
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2021

% of Net Assets
Common Stocks	95.8%
Short-Term Investment	3.7
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2021

Description	% of Net Assets
Consumer Discretionary	38.0%
Communication Services	23.2
Financials	12.8
Health Care	8.6
Consumer Staples	7.0
TOTAL	89.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.8%
AUTOMOBILES — 4.1%
NIO, Inc. ADR (a)	5,100	$ 271,320
XPeng, Inc. ADR (a)	1,700	75,514
		346,834
BANKS — 7.0%
China Construction Bank Corp. Class H	371,000	291,895
China Merchants Bank Co., Ltd. Class H	35,100	299,436
		591,331
BEVERAGES — 6.1%
Kweichow Moutai Co., Ltd. Class A	800	254,666
Wuliangye Yibin Co., Ltd. Class A (a)	5,600	258,199
		512,865
BIOTECHNOLOGY — 2.1%
BeiGene, Ltd. ADR (a)	270	92,661
Innovent Biologics, Inc. (a) (b)	7,000	81,620
		174,281
CAPITAL MARKETS — 2.0%
Hong Kong Exchanges & Clearing, Ltd.	2,800	166,864
DIVERSIFIED CONSUMER SERVICES — 1.1%
Gaotu Techedu, Inc. ADR (a)	1,900	28,063
TAL Education Group ADR (a)	2,642	66,658
		94,721
ENTERTAINMENT — 5.1%
NetEase, Inc. ADR	3,000	345,750
NetEase, Inc.	3,700	83,807
		429,557
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,100	81,732
HOUSEHOLD DURABLES — 3.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	11,300	91,123
Midea Group Co., Ltd. Class A	15,100	166,802
		257,925
HOUSEHOLD PRODUCTS — 0.9%
Blue Moon Group Holdings, Ltd. (b)	56,400	79,743
INSURANCE — 3.9%
AIA Group, Ltd.	10,800	134,203
Ping An Insurance Group Co. of China, Ltd. Class H	19,600	191,940
		326,143
INTERACTIVE MEDIA & SERVICES — 18.1%
Baidu, Inc. ADR (a)	950	193,705
Tencent Holdings, Ltd.	17,700	1,331,058
		1,524,763
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 24.4%
Alibaba Group Holding, Ltd. ADR (a)	683	$ 154,891
Alibaba Group Holding, Ltd. (a)	32,000	906,533
JD.com, Inc. ADR (a)	7,277	580,777
Meituan Class B (a) (b)	10,200	420,827
		2,063,028
LIFE SCIENCES TOOLS & SERVICES — 4.5%
Pharmaron Beijing Co., Ltd. Class H (b)	3,100	82,631
WuXi AppTec Co., Ltd. Class H (b)	3,952	92,263
Wuxi Biologics Cayman, Inc. (a) (b)	11,000	201,562
		376,456
PHARMACEUTICALS — 1.1%
Jiangsu Hengrui Medicine Co., Ltd. Class A	8,640	90,895
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Longfor Group Holdings, Ltd. (b)	30,000	168,043
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
SG Micro Corp. Class A	1,800	70,411
SOFTWARE — 1.3%
Venustech Group, Inc. Class A	24,600	110,457
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Xiaomi Corp. Class B (a) (b)	48,800	169,666
TEXTILES, APPAREL & LUXURY GOODS — 5.3%
ANTA Sports Products, Ltd.	16,000	376,623
Shenzhou International Group Holdings, Ltd.	2,800	70,705
		447,328
TOTAL COMMON STOCKS (Cost $5,362,649)		8,083,043
SHORT-TERM INVESTMENT — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $313,223)	313,223	313,223
TOTAL INVESTMENTS — 99.5% (Cost $5,675,872)		8,396,266
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		44,684
NET ASSETS — 100.0%		$ 8,440,950

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.4% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,083,043	$—	$—	$8,083,043
Short-Term Investment	313,223	—	—	313,223
TOTAL INVESTMENTS	$8,396,266	$—	$—	$8,396,266
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,106,535	$793,312	$—	$—	313,223	$313,223	$42
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$8,083,043
Investments in affiliated issuers, at value	313,223
Total Investments	8,396,266
Foreign currency, at value	85,739
Dividends receivable — unaffiliated issuers	5,283
Dividends receivable — affiliated issuers	7
Receivable from Adviser	10,027
TOTAL ASSETS	8,497,322
LIABILITIES
Advisory fee payable	6,131
Custodian fees payable	12,949
Administration fees payable	341
Trustees’ fees and expenses payable	26
Transfer agent fees payable	15
Registration and filing fees payable	290
Professional fees payable	19,552
Printing and postage fees payable	16,920
Accrued expenses and other liabilities	148
TOTAL LIABILITIES	56,372
NET ASSETS	$8,440,950
NET ASSETS CONSIST OF:
Paid-in Capital	$5,001,374
Total distributable earnings (loss)	3,439,576
NET ASSETS	$8,440,950
Class K
Net Assets	$8,440,950
Shares Outstanding	500,100
Net asset value, offering and redemption price per share	$ 16.88
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,362,649
Investments in affiliated issuers	313,223
Total cost of investments	$5,675,872
Foreign currency, at cost	$ 86,095
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	26,536
Dividend income — affiliated issuers	42
Foreign taxes withheld	(1,209)
TOTAL INVESTMENT INCOME (LOSS)	25,369
EXPENSES
Advisory fee	38,186
Administration fees	2,121
Custodian fees	26,391
Trustees’ fees and expenses	10,566
Transfer agent fees	558
Registration and filing fees	2,257
Professional fees and expenses	17,937
Printing and postage fees	3,848
Insurance expense	11
Miscellaneous expenses	579
TOTAL EXPENSES	102,454
Expenses waived/reimbursed by the Adviser	(64,268)
NET EXPENSES	38,186
NET INVESTMENT INCOME (LOSS)	$ (12,817)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	494,721
Foreign currency transactions	2,194
Net realized gain (loss)	496,915
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(77,053)
Foreign currency translations	(1,323)
Net change in unrealized appreciation/depreciation	(78,376)
NET REALIZED AND UNREALIZED GAIN (LOSS)	418,539
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$405,722
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (12,817)	$ 12,503
Net realized gain (loss)	496,915	989,674
Net change in unrealized appreciation/depreciation	(78,376)	1,901,451
Net increase (decrease) in net assets resulting from operations	405,722	2,903,628
Distributions to shareholders	—	(765,600)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,647	—
Net increase (decrease) in net assets from beneficial interest transactions	1,647	—
Net increase (decrease) in net assets during the period	407,369	2,138,028
Net assets at beginning of period	8,033,581	5,895,553
NET ASSETS AT END OF PERIOD	$8,440,950	$8,033,581
SHARES OF BENEFICIAL INTEREST:
Shares sold	100	—
Net increase (decrease) from share transactions	100	—
See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	For the Period 5/30/19*- 12/31/19
Net asset value, beginning of period	$16.07	$ 11.79	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.03)	0.03	0.09
Net realized and unrealized gain (loss)	0.84	5.78	1.78
Total from investment operations	0.81	5.81	1.87
Distributions to shareholders from:
Net investment income	—	(0.04)	(0.08)
Net realized gains	—	(1.49)	—
Total distributions	—	(1.53)	(0.08)
Net asset value, end of period	$16.88	$16.07	$ 11.79
Total return (b)	5.04%	49.76%	18.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,441	$8,034	$5,896
Ratios to average net assets:
Total expenses	2.41%(c)	3.13%	5.35%(c)
Net expenses	0.90%(c)	0.90%	0.90%(c)
Net investment income (loss)	(0.30)%(c)	0.18%	1.32%(c)
Portfolio turnover rate	13%(d)	53%	18%(d)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street China Equity Select Fund	Class K	May 30, 2019	Non-Diversified
The Fund was formed on May 29, 2019 and commenced operations on May 30, 2019.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
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STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
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STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.90% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2022, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes and extraordinary expenses) exceed 0.90% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with the approval of the Board. For the period ended June 30, 2021, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $64,268.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
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STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street China Equity Select Fund	1	100.00%
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2021, were as follows:
	Purchases	Sales
State Street China Equity Select Fund	$1,020,459	$1,255,549
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street China Equity Select Fund	$5,676,594	$2,919,455	$199,783	$2,719,672
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
Special Risk Considerations of Investing in China
Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets or U.S. or foreign government interventions or restrictions that could preclude the Fund from making certain investments or result in the Fund selling investments at disadvantageous times), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, and custody risks associated with programs used to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street China Equity Select Fund	0.90%	$1,050.40	$4.58	$1,020.30	$4.51
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com, and on the Fund's website at www.ssga.com. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street China Equity Select Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
___________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

o Comparisons of the Fund’s performance over the one-year period ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the since-inception period; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street China Equity Select Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street China Equity Select Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during this period, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITCHINASAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Mutual Funds and Exchange Traded Products	94.9%
Short-Term Investment	2.3
Other Assets in Excess of Liabilities	2.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.9%
UNITED STATES — 94.9%
State Street International Developed Equity Portfolio, (a) (Cost: $2,929,239,750)		$ 3,948,326,027
SHORT-TERM INVESTMENT — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (b)(c) (Cost $95,287,599)	95,261,352	95,289,930
TOTAL INVESTMENTS — 97.2% (Cost $3,024,527,349)		4,043,615,957
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		115,688,114
NET ASSETS — 100.0%		$ 4,159,304,071

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.

At June 30, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD 298,497,186	GBP 216,075,273	07/02/2021	$ 35
Bank of Montreal	USD 472,830,010	JPY 52,479,402,805	07/02/2021	—
Bank of Montreal	GBP 208,678,774	USD 296,646,685	07/02/2021	8,367,359
Bank of Montreal	EUR 556,896,657	USD 681,278,412	07/02/2021	20,854,337
Bank of Montreal	CHF 904,000	USD 1,009,345	07/02/2021	31,360
Bank of Montreal	GBP 1,447,000	USD 2,041,103	07/02/2021	42,144
Bank of Montreal	CHF 1,198,000	USD 1,333,272	07/02/2021	37,227
Bank of Montreal	GBP 7,888,000	USD 10,897,509	08/03/2021	(335)
Bank of Montreal	EUR 32,872,000	USD 39,007,230	08/03/2021	(1,440)
Bank of Montreal	JPY 52,479,402,805	USD 472,951,028	08/03/2021	(3,671)
Bank of Montreal	GBP 216,075,273	USD 298,521,602	08/03/2021	(2,036)
Barclays Capital	USD 1,979,402	GBP 1,416,000	07/02/2021	(23,269)
BNP Paribas S.A.	USD 1,277,372	CHF 1,172,000	07/02/2021	(9,454)
BNP Paribas S.A.	USD 3,102,641	JPY 344,070,000	07/02/2021	(2,632)
Citibank N.A.	USD 681,634,160	EUR 574,782,157	07/02/2021	340
Citibank N.A.	USD 512,477	SEK 4,349,000	07/02/2021	(3,949)
Citibank N.A.	JPY 52,508,019,805	USD 480,086,492	07/02/2021	6,998,648
Citibank N.A.	EUR 574,782,157	USD 682,070,995	08/03/2021	(13,682)
Citibank N.A.	CHF 24,131,000	USD 26,127,188	08/03/2021	(873)
Goldman Sachs Capital Markets L.P.	HKD 3,454,000	USD 445,061	07/02/2021	293
HSBC Bank USA	USD 4,501,797	EUR 3,768,000	07/02/2021	(33,324)
HSBC Bank USA	USD 298,497,187	GBP 216,075,274	07/02/2021	35
HSBC Bank USA	USD 472,830,010	JPY 52,479,402,805	07/02/2021	—
HSBC Bank USA	JPY 52,479,402,805	USD 472,949,323	08/03/2021	(5,376)
HSBC Bank USA	GBP 216,075,274	USD 298,520,955	08/03/2021	(2,684)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	NOK 7,806,000	USD 938,265	07/02/2021	$ 31,140
JP Morgan Chase Bank, N.A.	CHF 18,449,000	USD 20,528,838	07/02/2021	569,948
JP Morgan Chase Bank, N.A.	GBP 13,670,000	USD 19,432,069	07/02/2021	547,645
JP Morgan Chase Bank, N.A.	EUR 32,783,000	USD 40,104,001	07/02/2021	1,226,622
JP Morgan Chase Bank, N.A.	DKK 21,777,000	USD 3,581,219	07/02/2021	108,318
JP Morgan Chase Bank, N.A.	SEK 85,842,000	USD 10,353,659	07/02/2021	316,183
JP Morgan Chase Bank, N.A.	ILS 4,117,000	USD 1,267,454	07/02/2021	3,989
Morgan Stanley Bank, N.A.	USD 435,406	HKD 3,381,000	07/02/2021	(38)
Morgan Stanley Bank, N.A.	EUR 3,849,000	USD 4,658,954	07/02/2021	94,422
Royal Bank of Canada	GBP 208,678,773	USD 296,642,510	07/02/2021	8,363,185
Royal Bank of Canada	EUR 556,896,657	USD 681,262,818	07/02/2021	20,838,744
Royal Bank of Canada	AUD 1,304,000	USD 1,003,895	07/02/2021	24,917
Royal Bank of Canada	USD 3,292,681	HKD 25,569,000	08/03/2021	7
Royal Bank of Canada	AUD 15,268,000	USD 11,463,459	08/03/2021	(827)
Royal Bank of Canada	JPY 3,846,587,000	USD 34,662,439	08/03/2021	(3,760)
Royal Bank of Canada	NZD 832,000	USD 581,337	08/03/2021	12
Standard Chartered Bank	AUD 984,000	USD 761,315	07/02/2021	22,577
Toronto Dominion Bank	USD 681,634,160	EUR 574,782,157	07/02/2021	340
Toronto Dominion Bank	JPY 52,508,019,805	USD 480,080,347	07/02/2021	6,992,503
Toronto Dominion Bank	EUR 2,907,000	USD 3,542,058	07/02/2021	94,645
Toronto Dominion Bank	EUR 574,782,157	USD 682,071,569	08/03/2021	(13,107)
UBS AG	USD 967,943	AUD 1,276,000	07/02/2021	(9,986)
UBS AG	GBP 1,092,000	USD 1,541,787	07/02/2021	33,244
UBS AG	JPY 265,431,000	USD 2,421,924	07/02/2021	30,438
UBS AG	JPY 351,463,000	USD 3,203,824	07/02/2021	37,205
UBS AG	SEK 4,443,000	USD 533,455	07/02/2021	13,937
Westpac Banking Corp.	USD 292,398,394	AUD 389,475,050	07/02/2021	73
Westpac Banking Corp.	USD 387,067,205	CHF 357,785,571	07/02/2021	—
Westpac Banking Corp.	USD 101,517,182	DKK 636,568,566	07/02/2021	—
Westpac Banking Corp.	USD 132,507,418	HKD 1,029,038,035	07/02/2021	683
Westpac Banking Corp.	USD 14,042,711	ILS 45,758,174	07/02/2021	—
Westpac Banking Corp.	USD 3,017,933	JPY 330,058,000	07/02/2021	(44,169)
Westpac Banking Corp.	USD 25,634,560	NOK 220,590,520	07/02/2021	—
Westpac Banking Corp.	USD 634,046	NZD 871,000	07/02/2021	(25,435)
Westpac Banking Corp.	USD 9,508,996	NZD 13,608,581	07/02/2021	—
Westpac Banking Corp.	USD 154,764,069	SEK 1,323,565,531	07/02/2021	—
Westpac Banking Corp.	USD 43,354,634	SGD 58,277,299	07/02/2021	—
Westpac Banking Corp.	ILS 41,641,174	USD 12,820,164	07/02/2021	40,918
Westpac Banking Corp.	NZD 14,479,581	USD 10,540,266	07/02/2021	422,659
Westpac Banking Corp.	CHF 338,406,571	USD 376,563,779	07/02/2021	10,461,576
Westpac Banking Corp.	SEK 1,237,629,531	USD 149,282,858	07/02/2021	4,567,256
Westpac Banking Corp.	HKD 999,397,035	USD 128,772,181	07/02/2021	80,919
Westpac Banking Corp.	HKD 29,568,000	USD 3,809,738	07/02/2021	2,299
Westpac Banking Corp.	AUD 373,293,050	USD 288,982,948	07/02/2021	8,733,121
Westpac Banking Corp.	NOK 212,784,520	USD 25,578,106	07/02/2021	850,671
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	AUD 15,170,000	USD 11,743,491	07/02/2021	$ 354,611
Westpac Banking Corp.	SGD 58,277,299	USD 44,113,610	07/02/2021	758,976
Westpac Banking Corp.	DKK 614,791,566	USD 101,108,303	07/02/2021	3,064,022
Westpac Banking Corp.	NOK 9,125,000	USD 1,060,639	08/03/2021	63
Westpac Banking Corp.	DKK 41,131,000	USD 6,562,669	08/03/2021	(658)
Westpac Banking Corp.	SEK 25,372,000	USD 2,967,791	08/03/2021	165
Westpac Banking Corp.	ILS 45,758,174	USD 14,045,987	08/03/2021	(477)
Westpac Banking Corp.	AUD 389,475,050	USD 292,441,236	08/03/2021	(3,968)
Westpac Banking Corp.	CHF 357,785,571	USD 387,389,908	08/03/2021	(5,683)
Westpac Banking Corp.	DKK 636,568,566	USD 101,575,498	08/03/2021	(2,572)
Westpac Banking Corp.	NOK 220,590,520	USD 25,638,255	08/03/2021	(418)
Westpac Banking Corp.	HKD 1,029,038,035	USD 132,513,646	08/03/2021	(2,325)
Westpac Banking Corp.	NZD 13,608,581	USD 9,508,247	08/03/2021	(169)
Westpac Banking Corp.	SGD 58,277,299	USD 43,350,958	08/03/2021	(337)
Westpac Banking Corp.	SEK 1,323,565,531	USD 154,806,607	08/03/2021	(3,703)
Total				$104,799,454

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
During the period ended June 30, 2021, average notional value related to forward foreign currency exchange contracts was $11,802,877,596.
At June 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,798	09/17/2021	$209,633,138	$207,138,590	$(2,494,548)
During the period ended June 30, 2021, average notional value related to futures contracts was $126,499,265.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,948,326,027	$—	$—	$3,948,326,027
Short-Term Investment	95,289,930	—	—	95,289,930
TOTAL INVESTMENTS	$4,043,615,957	$—	$—	$4,043,615,957
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	105,019,811	—	—	105,019,811
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 105,019,811	$—	$—	$ 105,019,811
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,148,635,768	$—	$—	$4,148,635,768
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	(220,357)	—	—	(220,357)
Futures Contracts	(2,494,548)	—	—	(2,494,548)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (2,714,905)	$—	$—	$ (2,714,905)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	115,888,798	$115,911,975	$210,505,505	$231,124,021	$8,212	$(11,741)	95,261,352	$95,289,930	$31,375
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,948,326,027
Investment in affiliated issuers, at value	95,289,930
Total Investments	4,043,615,957
Foreign currency, at value	39,732
Net cash at broker	7,984,066
Receivable for fund shares sold	7,337,638
Unrealized appreciation on forward foreign currency exchange contracts	105,019,811
Dividends receivable — affiliated issuers	3,809
Receivable from Adviser	172,908
Receivable for foreign taxes recoverable	133,777
Prepaid expenses and other assets	377,165
TOTAL ASSETS	4,164,684,863
LIABILITIES
Payable for fund shares repurchased	1,829,444
Payable to broker – accumulated variation margin on open futures contracts	2,489,896
Unrealized depreciation on forward foreign currency exchange contracts	220,357
Advisory fee payable	480,029
Custodian fees payable	34,633
Administration fees payable	171,449
Transfer agent fees payable	2,281
Registration and filing fees payable	4,290
Professional fees payable	19,896
Printing and postage fees payable	15,627
Accrued expenses and other liabilities	112,890
TOTAL LIABILITIES	5,380,792
NET ASSETS	$4,159,304,071
NET ASSETS CONSIST OF:
Paid-in Capital	$3,289,808,561
Total distributable earnings (loss)	869,495,510
NET ASSETS	$4,159,304,071
Class K
Net Assets	$4,159,304,071
Shares Outstanding	35,119,562
Net asset value, offering and redemption price per share	$ 118.43
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,929,239,750
Investment in affiliated issuers	95,287,599
Total cost of investments	$3,024,527,349
Foreign currency, at cost	$ 40,960
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$ 69,245,319
Dividend income — affiliated issuers	31,375
Securities Lending income allocated from affiliated Portfolio	171,603
Expenses allocated from affiliated Portfolio	(2,655,380)
Foreign taxes withheld allocated from affiliated Portfolio	(6,044,776)
TOTAL INVESTMENT INCOME (LOSS)	60,748,141
EXPENSES
Advisory fee	2,726,272
Administration fees	973,669
Custodian fees	98,714
Trustees’ fees and expenses	10,500
Transfer agent fees	12,945
Registration and filing fees	58,782
Professional fees and expenses	22,210
Printing and postage fees	26,372
Insurance expense	6,067
Miscellaneous expenses	318,249
TOTAL EXPENSES	4,253,780
Expenses waived/reimbursed by the Adviser	(3,014,486)
NET EXPENSES	1,239,294
NET INVESTMENT INCOME (LOSS)	$ 59,508,847
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	1,837,489
Foreign currency transactions allocated from affiliated Portfolio	(21,945)
Futures contracts allocated from affiliated Portfolio	13,246,070
Investments - affiliated issuers	8,212
Forward foreign currency exchange contracts	(37,149,551)
Foreign currency transactions	4,410
Futures contracts	15,322,548
Net realized gain (loss)	(6,752,767)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	248,940,247
Foreign currency transactions allocated from affiliated Portfolio	(861,361)
Future contracts allocated from affiliated Portfolio	(4,351,760)
Investments - affiliated issuers	(11,741)
Forward foreign currency exchange contracts	181,086,833
Foreign currency translations	(13,240)
Futures contracts	(2,426,922)
Net change in unrealized appreciation/depreciation	422,362,056
NET REALIZED AND UNREALIZED GAIN (LOSS)	415,609,289
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 475,118,136
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 59,508,847	$ 77,153,536
Net realized gain (loss)	(6,752,767)	(284,824,338)
Net change in unrealized appreciation/depreciation	422,362,056	264,915,530
Net increase (decrease) in net assets resulting from operations	475,118,136	57,244,728
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(73,489,711)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	474,492,214	1,036,070,604
Reinvestment of distributions	—	72,834,788
Cost of shares redeemed	(474,515,385)	(1,181,194,756)
Net increase (decrease) in net assets from beneficial interest transactions	(23,171)	(72,289,364)
Net increase (decrease) in net assets during the period	475,094,965	(88,534,347)
Net assets at beginning of period	3,684,209,106	3,772,743,453
NET ASSETS AT END OF PERIOD	$4,159,304,071	$ 3,684,209,106
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	4,224,896	11,157,983
Reinvestment of distributions	—	688,289
Shares redeemed	(4,242,749)	(12,869,024)
Net increase (decrease) from share transactions	(17,853)	(1,022,752)
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 8.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)(b)
Net asset value, beginning of period	$ 104.85	$ 104.30	$ 87.90	$ 104.00	$ 91.80	$ 90.00
Income (loss) from investment operations:
Net investment income (loss) (c)	1.71	2.15	3.10	2.90	2.70	2.40
Net realized and unrealized gain (loss)	11.87	0.53	18.60	(12.60)	12.70	3.40
Total from investment operations	13.58	2.68	21.70	(9.70)	15.40	5.80
Distributions to shareholders from:
Net investment income	—	(2.13)	(3.20)	(5.00)	—	(2.00)
Net realized gains	—	—	(2.10)	(1.40)	(3.20)	(2.00)
Total distributions	—	(2.13)	(5.30)	(6.40)	(3.20)	(4.00)
Net asset value, end of period	$ 118.43	$ 104.85	$ 104.30	$ 87.90	$ 104.00	$ 91.80
Total return (d)	12.96%	2.45%	24.82%	(9.25)%	16.85%	6.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,159,304	$3,684,209	$3,772,743	$2,922,844	$2,894,400	$2,113,394
Ratios to Average Net Assets:
Total expenses	0.35%(e)	0.36%	0.36%	0.36%	0.35%	0.34%
Net expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.06%(e)	2.23%	3.08%	2.85%	2.69%	2.79%
Portfolio turnover rate (f)	4%(g)	8%	3%	14%	4%	1%
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 8.
(b)	Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the affiliated Portfolio.
(c)	Net investment income per share is calculated using the average shares method.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2021, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

For the period ended June 30, 2021, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$105,019,811	$—	$—	$—	$105,019,811
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$220,357	$—	$ —	$—	$ 220,357
Futures Contracts	—	—	—	2,489,896	—	2,489,896
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(37,149,551)	$—	$ —	$—	$(37,149,551)
Futures Contracts	—	—	—	15,322,548	—	15,322,548

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$181,086,833	$—	$ —	$—	$181,086,833
Futures Contracts	—	—	—	(2,426,922)	—	(2,426,922)
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of Montreal	$ 29,332,462	$ (7,482)	$—	$ 29,324,980
Citibank N.A.	6,998,988	(18,504)	—	6,980,484
Goldman Sachs Capital Markets L.P.	293	—	—	293
HSBC Bank USA	35	(35)	—	—
JP Morgan Chase Bank, N.A.	2,803,845	—	—	2,803,845
Morgan Stanley Bank, N.A.	94,422	(38)	—	94,384
Royal Bank of Canada	29,226,865	(4,587)	—	29,222,278
Standard Chartered Bank	22,577	—	—	22,577
Toronto Dominion Bank	7,087,488	(13,107)	—	7,074,381
UBS AG	114,824	(9,986)	—	104,838
Westpac Banking Corp.	29,338,012	(89,914)	—	29,248,098
	$105,019,811	$(143,653)	$—	$104,876,158
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of Montreal	$ (7,482)	$ 7,482	$—	$ —
Barclays Capital	(23,269)	—	—	(23,269)
BNP Paribas S.A.	(12,086)	—	—	(12,086)
Citibank N.A.	(18,504)	18,504	—	—
HSBC Bank USA	(41,384)	35	—	(41,349)
Morgan Stanley Bank, N.A.	(38)	38	—	—
Royal Bank of Canada	(4,587)	4,587	—	—
Toronto Dominion Bank	(13,107)	13,107	—	—
UBS AG	(9,986)	9,986	—	—
Westpac Banking Corp.	(89,914)	89,914	—	—
	$(220,357)	$143,653	$—	$(76,704)
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended June 30, 2021, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$3,025,983,764	$1,119,937,099	$—	$1,119,937,099
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    Share Splits
The Board authorized a 1-for-10 reverse share split for the Fund effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,129.60	$1.06	$1,023.80	$1.00
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssga.com.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund’s website at www.ssga.com. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.
The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
_______________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five- year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Fund and transfer agent and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Fund.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 5-year periods and was above the median of its Performance Group for the 3-year period. The Board also considered the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of such Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Advisers possess the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2021

Description	Market Value	% of Net Assets
Nestle SA	81,465,470	2.1%
ASML Holding NV	65,410,887	1.7
Roche Holding AG	60,128,127	1.5
LVMH Moet Hennessy Louis Vuitton SE	49,432,752	1.3
Novartis AG	45,997,479	1.2
TOTAL	302,434,715	7.8%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.5%
AUSTRALIA — 8.0%
Afterpay, Ltd. (a)	50,626	$ 4,491,344
AGL Energy, Ltd.	138,573	853,076
Ampol, Ltd.	51,429	1,089,197
APA Group Stapled Security	266,666	1,781,776
Aristocrat Leisure, Ltd. (b)	132,362	4,281,888
ASX, Ltd.	43,582	2,542,609
Aurizon Holdings, Ltd.	422,789	1,180,761
AusNet Services, Ltd.	394,080	517,747
Australia & New Zealand Banking Group, Ltd.	640,970	13,546,015
BHP Group PLC	479,041	14,095,728
BHP Group, Ltd.	667,718	24,347,627
BlueScope Steel, Ltd.	107,733	1,776,137
Brambles, Ltd.	344,056	2,954,953
Cochlear, Ltd.	15,354	2,901,005
Coles Group, Ltd.	306,786	3,936,163
Commonwealth Bank of Australia	401,729	30,120,604
Computershare, Ltd.	114,093	1,447,575
Crown Resorts, Ltd. (a)	91,949	822,156
CSL, Ltd.	103,589	22,179,073
Dexus REIT	242,238	1,940,449
Domino's Pizza Enterprises, Ltd.	13,471	1,218,760
Endeavour Group, Ltd. (a)	286,777	1,354,224
Evolution Mining, Ltd.	377,056	1,273,837
Fortescue Metals Group, Ltd.	380,172	6,661,567
Glencore PLC	2,279,646	9,745,253
Goodman Group REIT	382,635	6,081,364
GPT Group REIT	413,810	1,522,273
Insurance Australia Group, Ltd.	548,279	2,123,962
LendLease Corp., Ltd. Stapled Security	151,641	1,304,658
Macquarie Group, Ltd.	78,533	9,222,904
Magellan Financial Group, Ltd.	30,659	1,239,709
Medibank Pvt, Ltd.	647,264	1,535,550
Mirvac Group REIT	845,804	1,854,163
National Australia Bank, Ltd.	749,371	14,751,121
Newcrest Mining, Ltd.	187,615	3,560,738
Northern Star Resources, Ltd.	248,376	1,823,660
Oil Search, Ltd.	449,817	1,286,638
Orica, Ltd.	92,163	918,862
Origin Energy, Ltd.	392,018	1,327,327
Qantas Airways, Ltd. (a)	205,549	719,112
QBE Insurance Group, Ltd.	343,146	2,779,687
Ramsay Health Care, Ltd.	42,271	1,997,716
REA Group, Ltd.	11,311	1,435,358
Reece, Ltd.	64,655	1,146,024
Rio Tinto PLC	254,527	20,917,658
Rio Tinto, Ltd.	84,231	8,008,263
Santos, Ltd.	434,404	2,312,254
Security Description	Shares	Value
Scentre Group REIT	1,216,077	$ 2,501,538
SEEK, Ltd.	76,262	1,897,388
Sonic Healthcare, Ltd.	101,699	2,931,861
South32, Ltd.	1,131,824	2,489,671
Stockland REIT	553,225	1,935,455
Suncorp Group, Ltd.	284,230	2,370,715
Sydney Airport Stapled Security (a)	302,380	1,314,399
Tabcorp Holdings, Ltd.	481,417	1,872,176
Telstra Corp., Ltd.	974,160	2,749,879
Transurban Group Stapled Security	630,934	6,740,378
Treasury Wine Estates, Ltd.	174,633	1,531,315
Vicinity Centres REIT	796,496	923,863
Washington H Soul Pattinson & Co., Ltd. (b)	29,041	735,400
Wesfarmers, Ltd.	259,634	11,519,788
Westpac Banking Corp.	833,306	16,146,856
WiseTech Global, Ltd.	35,073	840,751
Woodside Petroleum, Ltd.	216,810	3,615,125
Woolworths Group, Ltd.	286,777	8,209,308
		315,254,391
AUSTRIA — 0.2%
Erste Group Bank AG	65,346	2,397,660
OMV AG	34,411	1,957,561
Raiffeisen Bank International AG	34,387	778,889
Verbund AG	15,343	1,412,863
Voestalpine AG	26,238	1,068,512
		7,615,485
BELGIUM — 0.8%
Ageas SA/NV	38,086	2,113,779
Anheuser-Busch InBev SA/NV	173,208	12,490,828
Elia Group SA (b)	6,832	721,084
Etablissements Franz Colruyt NV	12,414	694,279
Groupe Bruxelles Lambert SA	25,073	2,805,114
KBC Group NV	56,404	4,300,997
Proximus SADP	40,640	785,096
Sofina SA	3,463	1,494,044
Solvay SA	17,518	2,227,038
UCB SA	27,486	2,873,634
Umicore SA	46,251	2,824,728
		33,330,621
BRAZIL — 0.1%
Yara International ASA	40,982	2,158,351
CHILE — 0.1%
Antofagasta PLC	91,520	1,814,907
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	842,500	2,858,654

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (b)(c)	393,700	$ 1,242,060
Chow Tai Fook Jewellery Group, Ltd.	444,800	1,016,083
ESR Cayman, Ltd. (a)(c)	442,400	1,492,545
Futu Holdings, Ltd. ADR (a)	11,100	1,987,899
Prosus NV (a)	110,777	10,834,126
Wilmar International, Ltd.	440,800	1,475,673
		20,907,040
DENMARK — 2.5%
Ambu A/S Class B	37,433	1,439,283
AP Moller - Maersk A/S Class A	700	1,944,646
AP Moller - Maersk A/S Class B	1,421	4,084,733
Carlsberg AS Class B	22,912	4,271,416
Chr. Hansen Holding A/S	24,085	2,173,990
Coloplast A/S Class B	26,423	4,336,026
Danske Bank A/S	161,421	2,840,709
Demant A/S (a)	26,480	1,490,689
DSV Panalpina A/S	47,052	10,974,085
Genmab A/S (a)	15,033	6,151,722
GN Store Nord A/S	28,479	2,487,947
Novo Nordisk A/S Class B	392,095	32,853,053
Novozymes A/S Class B	46,292	3,489,682
Orsted A/S (c)	43,326	6,080,309
Pandora A/S	22,173	2,980,893
ROCKWOOL International A/S Class B	1,854	902,674
Tryg A/S	80,083	1,966,140
Vestas Wind Systems A/S	230,189	8,986,495
		99,454,492
FINLAND — 1.3%
Elisa Oyj	33,812	2,017,715
Fortum Oyj	104,227	2,875,002
Kesko Oyj Class B	60,749	2,244,117
Kone Oyj Class B	78,456	6,401,222
Neste Oyj	96,626	5,917,367
Nokia Oyj (a)	1,270,136	6,801,494
Nordea Bank Abp	732,904	8,163,612
Orion Oyj Class B	23,073	991,883
Sampo Oyj Class A	110,927	5,098,816
Stora Enso Oyj Class R	132,563	2,418,623
UPM-Kymmene Oyj	122,973	4,652,097
Wartsila OYJ Abp	105,287	1,562,622
		49,144,570
FRANCE — 10.4%
Accor SA (a)	42,276	1,578,755
Adevinta ASA (a)	60,938	1,168,453
Aeroports de Paris (a)	6,603	860,181
Air Liquide SA	107,257	18,781,782
Airbus SE (a)	133,210	17,130,681
Alstom SA (a)	61,921	3,127,475
Amundi SA (c)	13,764	1,213,595
Arkema SA	16,060	2,015,021
Security Description	Shares	Value
Atos SE	23,181	$ 1,410,255
AXA SA	435,994	11,057,019
BioMerieux	8,992	1,045,035
BNP Paribas SA	254,774	15,973,964
Bollore SA	188,302	1,009,350
Bouygues SA	50,447	1,865,946
Bureau Veritas SA (a)	64,040	2,026,215
Capgemini SE	36,552	7,022,220
Carrefour SA	135,532	2,665,665
Cie de Saint-Gobain	113,646	7,485,285
Cie Generale des Etablissements Michelin SCA	38,584	6,154,288
CNP Assurances	44,447	756,384
Covivio REIT	11,839	1,012,556
Credit Agricole SA	282,163	3,953,168
Danone SA	148,388	10,447,542
Dassault Aviation SA	605	711,730
Dassault Systemes SE	30,008	7,277,440
Edenred	54,766	3,120,705
Eiffage SA	17,761	1,807,187
Electricite de France SA	103,834	1,418,536
Engie SA	415,211	5,689,178
EssilorLuxottica SA	65,297	12,052,100
Eurazeo SE	7,897	688,332
Faurecia SE (d)	27,851	1,366,390
Faurecia SE (d)	4,239	207,365
Gecina SA REIT	9,903	1,517,321
Getlink SE	95,283	1,485,900
Hermes International	7,160	10,431,253
Iliad SA	3,166	463,313
Ipsen SA	9,549	993,356
Kering SA	17,149	14,988,376
Klepierre SA REIT	44,201	1,139,043
La Francaise des Jeux SAEM (c)	21,241	1,248,906
Legrand SA	60,701	6,425,412
L'Oreal SA	57,324	25,547,096
LVMH Moet Hennessy Louis Vuitton SE	63,033	49,432,752
Natixis SA	221,885	1,052,534
Orange SA	454,337	5,180,548
Orpea SA (a)	12,027	1,529,688
Pernod Ricard SA	47,662	10,580,992
Publicis Groupe SA	51,474	3,292,662
Remy Cointreau SA	4,727	975,961
Renault SA (a)	41,712	1,686,058
Safran SA	77,675	10,770,066
Sanofi	257,769	27,010,628
Sartorius Stedim Biotech	6,218	2,941,461
SCOR SE (a)	33,341	1,060,439
SEB SA	6,154	1,112,220
Societe Generale SA	186,017	5,484,058
Sodexo SA (a)	20,862	1,947,058
Suez SA	75,713	1,800,251
Teleperformance	13,084	5,311,237

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Thales SA	23,415	$ 2,389,147
TotalEnergies SE	565,170	25,572,833
Ubisoft Entertainment SA (a)	21,613	1,513,246
Unibail-Rodamco-Westfield REIT (a)	30,212	2,615,117
Valeo SA	53,270	1,602,697
Veolia Environnement SA	120,108	3,627,849
Vinci SA	120,799	12,891,572
Vivendi SE	158,903	5,338,595
Wendel SE	6,806	915,279
Worldline SA (a)(c)	54,668	5,117,744
		411,092,466
GERMANY — 9.1%
adidas AG	42,839	15,946,998
Allianz SE	93,844	23,404,215
Aroundtown SA	214,113	1,670,772
BASF SE	208,073	16,394,329
Bayer AG	222,880	13,535,496
Bayerische Motoren Werke AG	76,032	8,052,761
Bayerische Motoren Werke AG Preference Shares	12,415	1,116,000
Bechtle AG	6,283	1,167,201
Beiersdorf AG	22,225	2,681,788
Brenntag SE	35,734	3,323,202
Carl Zeiss Meditec AG	8,952	1,729,907
Commerzbank AG (a)	228,232	1,619,091
Continental AG (a)	25,377	3,731,128
Covestro AG (c)	42,971	2,775,245
Daimler AG	193,809	17,306,817
Deutsche Bank AG (a)	459,685	5,988,916
Deutsche Boerse AG	43,094	7,522,685
Deutsche Lufthansa AG (a)(b)	64,206	722,587
Deutsche Post AG	223,172	15,180,887
Deutsche Telekom AG	755,484	15,958,286
Deutsche Wohnen SE	78,496	4,801,502
E.ON SE	510,151	5,901,057
Evonik Industries AG	48,315	1,620,353
Fresenius Medical Care AG & Co. KGaA	49,013	4,071,043
Fresenius SE & Co. KGaA	96,890	5,055,109
Fuchs Petrolub SE Preference Shares	15,262	742,430
GEA Group AG	34,919	1,414,581
Hannover Rueck SE	14,101	2,359,528
HeidelbergCement AG	33,201	2,848,249
HelloFresh SE (a)	36,737	3,571,576
Henkel AG & Co. KGaA Preference Shares	41,512	4,383,360
Henkel AG & Co. KGaA	23,494	2,163,449
Infineon Technologies AG	294,565	11,814,165
Just Eat Takeaway.com NV (a)(c)	41,927	3,871,794
KION Group AG	17,206	1,833,966
Knorr-Bremse AG	16,134	1,855,932
Security Description	Shares	Value
LANXESS AG	20,037	$ 1,373,913
LEG Immobilien SE	17,450	2,513,282
Merck KGaA	29,082	5,576,768
MTU Aero Engines AG	12,036	2,981,734
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,922	8,742,917
Nemetschek SE	13,024	996,522
Porsche Automobil Holding SE Preference Shares	34,064	3,650,229
Puma SE	24,763	2,952,797
Rational AG	1,178	1,067,301
RWE AG	148,697	5,388,946
SAP SE	237,370	33,453,130
Sartorius AG Preference Shares	5,852	3,046,612
Scout24 AG (c)	19,326	1,629,979
Siemens AG	174,006	27,572,997
Siemens Energy AG (a)	90,243	2,720,429
Siemens Healthineers AG (c)	62,865	3,852,829
Symrise AG	28,935	4,031,899
TeamViewer AG (a)(c)	33,621	1,264,713
Telefonica Deutschland Holding AG	255,715	674,737
Uniper SE	20,430	752,520
United Internet AG	23,175	947,622
Volkswagen AG	7,600	2,494,755
Volkswagen AG Preference Shares	42,170	10,561,991
Vonovia SE	120,047	7,761,675
Zalando SE (a)(c)	44,475	5,377,142
		359,523,844
HONG KONG — 2.6%
AIA Group, Ltd.	2,749,400	34,164,592
Bank of East Asia, Ltd.	339,039	629,544
CK Asset Holdings, Ltd.	471,899	3,257,053
CK Infrastructure Holdings, Ltd.	153,000	912,186
CLP Holdings, Ltd.	365,500	3,614,595
Hang Lung Properties, Ltd.	450,000	1,092,862
Hang Seng Bank, Ltd.	170,100	3,397,247
Henderson Land Development Co., Ltd.	323,436	1,532,665
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	594,862
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,252,023
Hong Kong & China Gas Co., Ltd.	2,489,995	3,866,845
Hong Kong Exchanges & Clearing, Ltd.	274,830	16,378,287
Hongkong Land Holdings, Ltd.	254,100	1,209,516
Jardine Matheson Holdings, Ltd.	47,100	3,010,632
Link REIT	463,018	4,486,579

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Melco Resorts & Entertainment, Ltd. ADR (a)	52,823	$ 875,277
MTR Corp., Ltd.	346,101	1,927,525
New World Development Co., Ltd.	349,269	1,814,741
Power Assets Holdings, Ltd.	316,000	1,938,925
Sino Land Co., Ltd.	732,759	1,154,924
Sun Hung Kai Properties, Ltd.	290,000	4,320,583
Swire Pacific, Ltd. Class A	113,500	769,494
Swire Properties, Ltd.	294,600	878,203
Techtronic Industries Co., Ltd.	305,500	5,334,355
WH Group, Ltd. (c)	2,056,809	1,848,674
Wharf Real Estate Investment Co., Ltd.	371,000	2,156,963
Xinyi Glass Holdings, Ltd.	418,000	1,703,574
		104,122,726
IRELAND — 0.7%
CRH PLC	179,063	9,024,914
Flutter Entertainment PLC (a)	38,303	6,936,176
Kerry Group PLC Class A	36,348	5,077,782
Kingspan Group PLC	34,336	3,242,868
Smurfit Kappa Group PLC	56,403	3,060,142
		27,341,882
ISRAEL — 0.6%
Azrieli Group, Ltd.	9,439	664,800
Bank Hapoalim BM (a)	243,316	1,953,398
Bank Leumi Le-Israel BM (a)	315,202	2,395,090
Check Point Software Technologies, Ltd. (a)	25,910	3,008,928
Elbit Systems, Ltd.	6,111	791,420
ICL Group, Ltd.	162,743	1,104,265
Israel Discount Bank, Ltd. Class A (a)	258,897	1,233,108
Mizrahi Tefahot Bank, Ltd. (a)	33,833	1,042,453
Nice, Ltd. (a)	14,292	3,492,187
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	166,228	1,645,657
Teva Pharmaceutical Industries, Ltd. (a)	71,135	708,403
Wix.com, Ltd. (a)	12,700	3,686,556
		21,726,265
ITALY — 2.0%
Amplifon SpA	28,656	1,415,059
Assicurazioni Generali SpA	245,378	4,919,252
Atlantia SpA (a)	109,746	1,987,358
Davide Campari-Milano NV	126,872	1,699,418
DiaSorin SpA	5,764	1,090,267
Enel SpA	1,847,104	17,155,853
Eni SpA	578,703	7,048,139
Ferrari NV	28,263	5,831,977
FinecoBank Banca Fineco SpA (a)	135,677	2,365,222
Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (c)	77,345	$ 872,474
Intesa Sanpaolo SpA	3,764,983	10,400,974
Mediobanca Banca di Credito Finanziario SpA (a)	138,135	1,613,572
Moncler SpA	43,096	2,916,198
Nexi SpA (a)(c)	97,740	2,145,493
Poste Italiane SpA (c)	121,311	1,604,070
Prysmian SpA	60,742	2,177,587
Recordati Industria Chimica e Farmaceutica SpA	22,652	1,294,798
Snam SpA	474,615	2,743,875
Telecom Italia SpA (d)	2,216,193	1,100,946
Telecom Italia SpA (d)	1,340,681	710,374
Terna SPA	315,092	2,348,128
UniCredit SpA	488,693	5,766,436
		79,207,470
JAPAN — 22.6%
ABC-Mart, Inc.	8,800	505,055
Acom Co., Ltd.	91,400	398,573
Advantest Corp.	45,000	4,058,474
Aeon Co., Ltd.	148,900	4,004,563
AGC, Inc. (b)	45,000	1,889,359
Aisin Corp.	37,200	1,592,035
Ajinomoto Co., Inc.	110,500	2,871,268
ANA Holdings, Inc. (a)	39,200	922,519
Asahi Group Holdings, Ltd. (b)	102,600	4,798,600
Asahi Intecc Co., Ltd.	43,800	1,048,138
Asahi Kasei Corp.	290,300	3,192,280
Astellas Pharma, Inc.	425,900	7,423,223
Azbil Corp.	28,400	1,178,322
Bandai Namco Holdings, Inc.	45,400	3,152,926
Bridgestone Corp. (b)	127,000	5,784,170
Brother Industries, Ltd.	53,900	1,076,640
Canon, Inc. (b)	226,200	5,121,548
Capcom Co., Ltd.	40,600	1,188,846
Casio Computer Co., Ltd.	41,000	685,981
Central Japan Railway Co.	33,400	5,070,637
Chiba Bank, Ltd.	135,500	816,736
Chubu Electric Power Co., Inc.	153,000	1,872,007
Chugai Pharmaceutical Co., Ltd.	151,700	6,016,609
Concordia Financial Group, Ltd.	242,100	887,780
Cosmos Pharmaceutical Corp. (b)	3,900	572,754
CyberAgent, Inc.	88,800	1,908,172
Dai Nippon Printing Co., Ltd.	58,500	1,238,098
Daifuku Co., Ltd.	22,600	2,054,545
Dai-ichi Life Holdings, Inc.	241,500	4,425,723
Daiichi Sankyo Co., Ltd.	390,500	8,424,653
Daikin Industries, Ltd.	56,600	10,550,987
Daito Trust Construction Co., Ltd.	15,100	1,652,987

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Daiwa House Industry Co., Ltd.	129,000	$ 3,876,160
Daiwa House REIT Investment Corp.	452	1,333,724
Daiwa Securities Group, Inc.	327,300	1,799,133
Denso Corp.	97,600	6,664,658
Dentsu Group, Inc. (b)	47,400	1,697,585
Disco Corp.	6,400	1,957,654
East Japan Railway Co.	69,800	4,985,175
Eisai Co., Ltd.	56,500	5,561,424
ENEOS HoldingS, Inc.	701,100	2,936,673
FANUC Corp.	43,600	10,525,831
Fast Retailing Co., Ltd.	13,300	10,021,434
Fuji Electric Co., Ltd.	30,600	1,430,886
FUJIFILM Holdings Corp.	80,200	5,953,399
Fujitsu, Ltd.	44,300	8,302,009
GLP J-Reit	977	1,686,577
GMO Payment Gateway, Inc.	9,000	1,173,349
Hakuhodo DY Holdings, Inc.	55,500	862,078
Hamamatsu Photonics KK	32,300	1,949,815
Hankyu Hanshin Holdings, Inc.	50,400	1,555,275
Harmonic Drive Systems, Inc.	8,900	490,747
Hikari Tsushin, Inc.	4,800	843,752
Hino Motors, Ltd.	63,000	554,563
Hirose Electric Co., Ltd.	7,210	1,055,613
Hisamitsu Pharmaceutical Co., Inc.	11,400	561,834
Hitachi Construction Machinery Co., Ltd.	24,800	758,591
Hitachi Metals, Ltd. (a)	53,700	1,027,649
Hitachi, Ltd.	220,000	12,608,523
Honda Motor Co., Ltd.	367,800	11,764,033
Hoshizaki Corp.	11,500	978,106
Hoya Corp.	85,400	11,333,832
Hulic Co., Ltd. (b)	65,600	738,805
Ibiden Co., Ltd.	24,300	1,311,442
Idemitsu Kosan Co., Ltd.	47,840	1,156,453
Iida Group Holdings Co., Ltd.	35,900	925,074
Inpex Corp. (b)	226,600	1,692,507
Isuzu Motors, Ltd.	127,300	1,682,576
Ito En, Ltd.	11,600	688,747
ITOCHU Corp.	273,600	7,888,278
Itochu Techno-Solutions Corp.	22,200	688,062
Japan Airlines Co., Ltd. (a)	28,300	612,202
Japan Exchange Group, Inc.	120,400	2,679,413
Japan Metropolitan Fund Invest REIT	1,658	1,798,569
Japan Post Bank Co., Ltd.	94,700	796,064
Japan Post Holdings Co., Ltd.	354,500	2,907,481
Japan Post Insurance Co., Ltd.	55,900	1,034,495
Japan Real Estate Investment Corp. REIT	281	1,729,192
Japan Tobacco, Inc. (b)	271,300	5,129,499
Security Description	Shares	Value
JFE Holdings, Inc.	117,800	$ 1,380,825
JSR Corp.	43,400	1,313,848
Kajima Corp.	98,500	1,248,667
Kakaku.com, Inc.	33,100	1,000,545
Kansai Electric Power Co., Inc.	159,100	1,518,754
Kansai Paint Co., Ltd.	37,800	964,157
Kao Corp.	111,200	6,847,932
KDDI Corp.	366,300	11,435,530
Keio Corp.	22,700	1,335,535
Keisei Electric Railway Co., Ltd.	26,300	840,017
Keyence Corp.	44,000	22,227,948
Kikkoman Corp.	33,200	2,192,594
Kintetsu Group Holdings Co., Ltd. (a)	38,900	1,366,880
Kirin Holdings Co., Ltd. (b)	187,100	3,651,307
Kobayashi Pharmaceutical Co., Ltd. (b)	11,200	957,636
Kobe Bussan Co., Ltd.	30,400	958,645
Koei Tecmo Holdings Co., Ltd.	13,520	660,225
Koito Manufacturing Co., Ltd.	22,500	1,400,802
Komatsu, Ltd.	202,700	5,041,475
Konami Holdings Corp.	20,700	1,243,977
Kose Corp.	7,100	1,118,191
Kubota Corp. (b)	227,000	4,595,630
Kurita Water Industries, Ltd.	23,800	1,142,932
Kyocera Corp.	72,900	4,511,012
Kyowa Kirin Co., Ltd. (b)	63,500	2,254,167
Lasertec Corp. (b)	17,300	3,365,231
Lawson, Inc.	12,000	555,726
Lion Corp. (b)	53,300	903,781
Lixil Corp.	58,000	1,501,342
M3, Inc.	101,800	7,441,242
Makita Corp.	51,600	2,431,462
Marubeni Corp.	362,400	3,154,470
Mazda Motor Corp. (a)	126,500	1,189,891
McDonald's Holdings Co. Japan, Ltd. (b)	16,000	706,370
Medipal Holdings Corp.	46,900	896,674
MEIJI Holdings Co., Ltd.	27,200	1,629,696
Mercari, Inc. (a)(b)	21,800	1,158,843
MINEBEA MITSUMI, Inc.	79,200	2,097,205
MISUMI Group, Inc.	63,200	2,141,022
Mitsubishi Chemical Holdings Corp.	282,700	2,377,696
Mitsubishi Corp.	282,000	7,693,450
Mitsubishi Electric Corp.	418,100	6,074,297
Mitsubishi Estate Co., Ltd.	273,800	4,431,766
Mitsubishi Gas Chemical Co., Inc.	35,900	762,054
Mitsubishi HC Capital, Inc.	165,100	885,075
Mitsubishi Heavy Industries, Ltd.	73,400	2,161,858
Mitsubishi UFJ Financial Group, Inc.	2,770,700	14,980,603

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mitsui & Co., Ltd.	355,700	$ 8,013,585
Mitsui Chemicals, Inc.	41,300	1,427,025
Mitsui Fudosan Co., Ltd.	211,300	4,898,413
Miura Co., Ltd.	19,600	850,293
Mizuho Financial Group, Inc.	541,540	7,745,696
MonotaRO Co., Ltd.	57,200	1,355,401
MS&AD Insurance Group Holdings, Inc.	98,800	2,855,666
Murata Manufacturing Co., Ltd.	130,800	9,995,906
Nabtesco Corp. (b)	24,800	938,463
NEC Corp.	56,200	2,896,333
Nexon Co., Ltd.	105,500	2,353,527
NGK Insulators, Ltd.	63,900	1,073,156
NH Foods, Ltd.	21,000	817,371
Nidec Corp.	101,600	11,785,746
Nihon M&A Center, Inc.	69,400	1,801,436
Nintendo Co., Ltd.	25,400	14,788,251
Nippon Building Fund, Inc. REIT (b)	347	2,166,601
Nippon Express Co., Ltd.	17,100	1,303,415
Nippon Paint Holdings Co., Ltd. (b)	165,000	2,241,824
Nippon Prologis REIT, Inc.	499	1,589,301
Nippon Sanso Holdings Corp.	34,900	715,986
Nippon Shinyaku Co., Ltd.	11,200	889,017
Nippon Steel Corp.	190,200	3,210,557
Nippon Telegraph & Telephone Corp.	288,500	7,523,770
Nippon Yusen KK	36,900	1,871,763
Nissan Chemical Corp.	28,900	1,416,488
Nissan Motor Co., Ltd. (a)	525,100	2,608,232
Nisshin Seifun Group, Inc.	46,800	685,197
Nissin Foods Holdings Co., Ltd.	15,300	1,102,802
Nitori Holdings Co., Ltd.	18,500	3,276,962
Nitto Denko Corp.	36,000	2,688,891
Nomura Holdings, Inc.	709,300	3,628,620
Nomura Real Estate Holdings, Inc.	30,100	764,229
Nomura Real Estate Master Fund, Inc. REIT	944	1,514,789
Nomura Research Institute, Ltd.	78,400	2,595,910
NSK, Ltd.	85,800	725,887
NTT Data Corp.	146,900	2,293,699
Obayashi Corp.	143,500	1,141,639
Obic Co., Ltd.	15,700	2,929,516
Odakyu Electric Railway Co., Ltd.	62,300	1,575,041
Oji Holdings Corp.	182,000	1,046,184
Olympus Corp.	269,800	5,367,316
Omron Corp.	41,800	3,317,939
Ono Pharmaceutical Co., Ltd.	82,700	1,847,133
Oracle Corp. Japan	7,900	605,009
Oriental Land Co., Ltd.	45,100	6,432,408
ORIX Corp.	287,800	4,860,628
Security Description	Shares	Value
Orix JREIT, Inc.	644	$ 1,240,537
Osaka Gas Co., Ltd.	85,000	1,584,512
Otsuka Corp.	24,100	1,265,907
Otsuka Holdings Co., Ltd. (b)	88,200	3,661,027
Pan Pacific International Holdings Corp.	88,400	1,836,656
Panasonic Corp.	508,300	5,887,194
PeptiDream, Inc. (a)	21,300	1,045,905
Persol Holdings Co., Ltd.	41,200	814,794
Pigeon Corp. (b)	25,300	713,479
Pola Orbis Holdings, Inc. (b)	20,800	549,844
Rakuten Group, Inc.	199,300	2,251,754
Recruit Holdings Co., Ltd.	307,500	15,154,744
Renesas Electronics Corp. (a)	295,100	3,193,217
Resona Holdings, Inc.	468,000	1,801,330
Ricoh Co., Ltd.	145,300	1,632,481
Rinnai Corp.	7,700	733,300
Rohm Co., Ltd.	20,800	1,924,642
Ryohin Keikaku Co., Ltd.	56,200	1,179,800
Santen Pharmaceutical Co., Ltd.	78,900	1,087,639
SBI Holdings, Inc.	54,100	1,280,969
SCSK Corp.	11,000	656,095
Secom Co., Ltd.	46,700	3,552,886
Seiko Epson Corp.	62,200	1,095,043
Sekisui Chemical Co., Ltd.	81,000	1,385,882
Sekisui House, Ltd.	145,600	2,989,004
Seven & i Holdings Co., Ltd.	170,800	8,151,433
SG Holdings Co., Ltd.	73,800	1,936,926
Sharp Corp. (b)	52,900	873,644
Shimadzu Corp.	52,700	2,039,341
Shimano, Inc.	16,900	4,012,208
Shimizu Corp.	125,300	961,849
Shin-Etsu Chemical Co., Ltd.	80,400	13,459,159
Shionogi & Co., Ltd.	61,300	3,198,381
Shiseido Co., Ltd.	92,200	6,787,694
Shizuoka Bank, Ltd. (b)	103,100	797,936
SMC Corp.	13,000	7,689,432
Softbank Corp.	659,900	8,641,902
SoftBank Group Corp.	283,700	19,873,570
Sohgo Security Services Co., Ltd.	15,800	720,317
Sompo Holdings, Inc.	74,600	2,759,777
Sony Group Corp.	285,700	27,838,954
Square Enix Holdings Co., Ltd.	18,900	938,274
Stanley Electric Co., Ltd.	26,500	767,614
Subaru Corp.	136,900	2,703,094
SUMCO Corp. (b)	61,500	1,509,933
Sumitomo Chemical Co., Ltd.	354,200	1,879,663
Sumitomo Corp.	273,700	3,669,390
Sumitomo Dainippon Pharma Co., Ltd.	37,000	776,070
Sumitomo Electric Industries, Ltd.	174,500	2,576,858

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sumitomo Metal Mining Co., Ltd.	55,000	$ 2,143,211
Sumitomo Mitsui Financial Group, Inc.	296,900	10,245,310
Sumitomo Mitsui Trust Holdings, Inc.	74,900	2,380,820
Sumitomo Realty & Development Co., Ltd.	73,200	2,618,290
Suntory Beverage & Food, Ltd. (b)	29,500	1,111,001
Suzuki Motor Corp.	81,000	3,430,769
Sysmex Corp.	39,000	4,638,256
T&D Holdings, Inc.	119,000	1,539,634
Taisei Corp.	44,200	1,449,572
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	434,228
Takeda Pharmaceutical Co., Ltd.	359,117	12,033,121
TDK Corp.	28,500	3,463,961
Terumo Corp.	148,700	6,031,601
THK Co., Ltd. (b)	24,600	734,742
TIS, Inc.	51,100	1,306,160
Tobu Railway Co., Ltd.	41,600	1,076,450
Toho Co., Ltd.	23,800	982,107
Toho Gas Co., Ltd.	17,900	877,340
Tohoku Electric Power Co., Inc.	96,500	756,420
Tokio Marine Holdings, Inc.	141,700	6,521,341
Tokyo Century Corp.	9,800	527,129
Tokyo Electric Power Co. Holdings, Inc. (a)	351,200	1,044,202
Tokyo Electron, Ltd.	34,100	14,771,853
Tokyo Gas Co., Ltd.	88,000	1,662,636
Tokyu Corp.	110,800	1,508,413
TOPPAN, INC.	59,400	955,302
Toray Industries, Inc.	303,500	2,021,055
Toshiba Corp. (b)	91,100	3,943,918
Tosoh Corp.	54,900	947,729
TOTO, Ltd.	32,800	1,699,252
Toyo Suisan Kaisha, Ltd.	19,300	743,378
Toyota Industries Corp.	34,100	2,952,527
Toyota Motor Corp.	481,800	42,150,446
Toyota Tsusho Corp.	47,600	2,251,554
Trend Micro, Inc.	32,100	1,683,233
Tsuruha Holdings, Inc.	8,200	953,798
Unicharm Corp.	89,700	3,612,569
United Urban Investment Corp. REIT	602	871,623
USS Co., Ltd.	53,400	932,419
Welcia Holdings Co., Ltd.	21,000	686,819
West Japan Railway Co.	37,200	2,122,937
Yakult Honsha Co., Ltd.	29,300	1,660,483
Yamada Holdings Co., Ltd.	160,900	743,686
Yamaha Corp.	31,400	1,705,937
Yamaha Motor Co., Ltd. (b)	63,400	1,725,092
Yamato Holdings Co., Ltd.	65,200	1,856,311
Yaskawa Electric Corp.	56,200	2,749,491
Security Description	Shares	Value
Yokogawa Electric Corp.	54,700	$ 818,110
Z Holdings Corp.	592,500	2,972,376
ZOZO, Inc.	27,700	942,134
		893,447,961
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	37,237	1,258,248
LUXEMBOURG — 0.2%
ArcelorMittal SA	158,813	4,868,497
Eurofins Scientific SE (a)	30,946	3,537,772
		8,406,269
MACAU — 0.2%
Galaxy Entertainment Group, Ltd. (a)	483,000	3,865,443
Sands China, Ltd. (a)	553,200	2,329,383
SJM Holdings, Ltd. (a)	457,000	499,026
Wynn Macau, Ltd. (a)	316,800	498,503
		7,192,355
NETHERLANDS — 4.8%
ABN AMRO Bank NV (a)(c)	90,661	1,095,792
Adyen NV (a)(c)	4,488	10,966,644
Aegon NV	410,480	1,703,273
Akzo Nobel NV	42,537	5,256,333
Argenx SE (a)	10,057	3,042,476
ASM International NV	10,513	3,453,462
ASML Holding NV	95,197	65,410,887
EXOR NV	24,121	1,932,561
Heineken Holding NV	25,625	2,581,520
Heineken NV	58,187	7,052,209
ING Groep NV	885,980	11,704,622
JDE Peet's NV (a)	17,251	626,014
Koninklijke Ahold Delhaize NV	242,398	7,206,621
Koninklijke DSM NV	39,125	7,303,102
Koninklijke KPN NV	765,637	2,391,591
Koninklijke Philips NV	210,782	10,446,100
Koninklijke Vopak NV	18,008	817,923
NN Group NV	70,234	3,313,298
Randstad NV	25,994	1,988,296
Royal Dutch Shell PLC Class A	928,810	18,563,959
Royal Dutch Shell PLC Class B	840,217	16,238,444
Wolters Kluwer NV	59,771	6,005,163
		189,100,290
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	166,643	749,885
Auckland International Airport, Ltd. (a)	272,054	1,382,010
Fisher & Paykel Healthcare Corp., Ltd.	131,099	2,850,761
Mercury NZ, Ltd.	166,846	777,613
Meridian Energy, Ltd.	305,752	1,138,724
Ryman Healthcare, Ltd.	94,456	866,595
Spark New Zealand, Ltd.	432,285	1,449,884

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Xero, Ltd. (a)	29,370	$ 3,022,991
		12,238,463
NORWAY — 0.5%
DNB ASA	217,000	4,730,767
Equinor ASA	226,820	4,801,988
Gjensidige Forsikring ASA	43,976	969,954
Mowi ASA	96,866	2,465,213
Norsk Hydro ASA	297,037	1,896,436
Orkla ASA	173,932	1,772,630
Schibsted ASA Class A	17,399	840,309
Schibsted ASA Class B	24,544	1,022,809
Telenor ASA	155,677	2,625,010
		21,125,116
POLAND — 0.0% (e)
InPost SA (a)	44,483	892,887
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	636,398	3,373,530
Galp Energia SGPS SA	106,082	1,151,347
Jeronimo Martins SGPS SA	58,599	1,068,796
		5,593,673
RUSSIA — 0.1%
Coca-Cola HBC AG (a)	42,572	1,537,322
Evraz PLC	126,311	1,032,995
		2,570,317
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(c)	34,927	4,614,182
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	747,915	1,641,385
CapitaLand Integrated Commercial Trust REIT	1,007,891	1,567,097
CapitaLand, Ltd.	615,482	1,698,734
City Developments, Ltd.	96,600	523,891
DBS Group Holdings, Ltd.	410,357	9,100,388
Genting Singapore, Ltd.	1,319,900	819,905
Keppel Corp., Ltd.	337,300	1,372,587
Mapletree Commercial Trust REIT	493,800	793,489
Mapletree Logistics Trust REIT	666,832	1,016,966
Oversea-Chinese Banking Corp., Ltd.	754,066	6,703,681
Singapore Airlines, Ltd. (a)	298,049	1,075,389
Singapore Exchange, Ltd.	182,300	1,516,228
Singapore Technologies Engineering, Ltd.	346,900	998,738
Singapore Telecommunications, Ltd.	1,811,900	3,086,781
United Overseas Bank, Ltd.	268,090	5,149,594
UOL Group, Ltd.	95,932	520,982
Venture Corp., Ltd.	61,500	878,898
		38,464,733
Security Description	Shares	Value
SOUTH AFRICA — 0.3%
Anglo American PLC	293,958	$ 11,664,887
SPAIN — 2.5%
ACS Actividades de Construccion y Servicios SA	57,937	1,552,103
Aena SME SA (a)(c)	16,681	2,735,852
Amadeus IT Group SA (a)	103,582	7,286,748
Banco Bilbao Vizcaya Argentaria SA	1,529,049	9,479,933
Banco Santander SA (a)	3,956,518	15,106,013
CaixaBank SA	1,015,829	3,124,920
Cellnex Telecom SA (c)	117,322	7,474,183
EDP Renovaveis SA	64,093	1,485,195
Enagas SA	57,883	1,337,518
Endesa SA (b)	72,976	1,770,655
Ferrovial SA	108,722	3,191,104
Grifols SA (b)	66,280	1,795,258
Iberdrola SA	1,317,615	16,063,121
Industria de Diseno Textil SA	250,285	8,818,318
Naturgy Energy Group SA	64,019	1,645,949
Red Electrica Corp. SA (b)	102,455	1,902,105
Repsol SA (b)	332,454	4,160,993
Siemens Gamesa Renewable Energy SA (a)	53,578	1,789,235
Telefonica SA	1,266,821	5,920,658
		96,639,861
SWEDEN — 3.4%
Alfa Laval AB	68,956	2,437,445
Assa Abloy AB Class B	225,531	6,798,512
Atlas Copco AB Class A	152,110	9,319,953
Atlas Copco AB Class B	87,420	4,599,896
Boliden AB	62,314	2,397,211
Electrolux AB Class B	48,614	1,348,913
Embracer Group AB (a)	57,040	1,544,028
Epiroc AB Class A	152,332	3,473,365
Epiroc AB Class B	92,670	1,819,885
EQT AB	56,904	2,066,660
Essity AB Class B	138,577	4,598,628
Evolution AB (c)	39,228	6,203,346
Fastighets AB Balder Class B (a)	23,305	1,463,350
H & M Hennes & Mauritz AB Class B (a)	163,087	3,871,151
Hexagon AB Class B	455,066	6,747,118
Husqvarna AB Class B	101,271	1,346,388
ICA Gruppen AB	22,934	1,068,107
Industrivarden AB Class A	24,590	956,900
Industrivarden AB Class C	35,307	1,293,026
Investment AB Latour Class B	30,644	1,006,160
Investor AB Class B	417,733	9,634,751
Kinnevik AB Class B (a)	54,272	2,174,142
L E Lundbergforetagen AB Class B	17,802	1,149,449
Lundin Energy AB	44,516	1,576,147

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nibe Industrier AB Class B	317,066	$ 3,337,439
Sandvik AB	256,784	6,563,611
Securitas AB Class B	76,709	1,211,787
Sinch AB (a)(c)	120,870	2,035,194
Skandinaviska Enskilda Banken AB Class A	364,332	4,709,565
Skanska AB Class B	74,574	1,979,420
SKF AB Class B	84,434	2,151,292
Svenska Cellulosa AB SCA Class B	141,992	2,328,581
Svenska Handelsbanken AB Class A	346,035	3,906,987
Swedbank AB Class A	208,854	3,888,836
Swedish Match AB	366,720	3,129,415
Tele2 AB Class B (b)	108,904	1,484,797
Telefonaktiebolaget LM Ericsson Class B	661,751	8,322,812
Telia Co. AB	574,818	2,552,760
Volvo AB Class A	44,538	1,105,098
Volvo AB Class B (b)	323,005	7,776,609
		135,378,734
SWITZERLAND — 9.5%
ABB, Ltd.	393,652	13,368,028
Adecco Group AG	33,927	2,307,190
Alcon, Inc.	114,094	7,995,899
Baloise Holding AG	10,935	1,707,060
Banque Cantonale Vaudoise	7,830	703,925
Barry Callebaut AG	838	1,949,153
Chocoladefabriken Lindt & Spruengli AG (d)	244	2,429,837
Chocoladefabriken Lindt & Spruengli AG (d)	24	2,515,930
Cie Financiere Richemont SA	117,899	14,278,999
Clariant AG	53,896	1,072,847
Credit Suisse Group AG	561,354	5,885,912
EMS-Chemie Holding AG	1,712	1,683,570
Geberit AG	8,239	6,185,824
Givaudan SA	2,120	9,868,946
Holcim, Ltd.	119,047	7,147,843
Julius Baer Group, Ltd.	50,226	3,280,842
Kuehne + Nagel International AG	12,317	4,218,707
Logitech International SA	38,502	4,669,307
Lonza Group AG	16,935	12,014,900
Nestle SA	653,555	81,465,470
Novartis AG	504,243	45,997,479
Partners Group Holding AG	5,182	7,856,951
Roche Holding AG Bearer Shares	7,111	2,891,019
Roche Holding AG	159,459	60,128,127
Schindler Holding AG (d)	9,092	2,783,617
Schindler Holding AG (d)	4,860	1,421,695
SGS SA	1,377	4,251,591
Sika AG	32,483	10,630,289
Sonova Holding AG	12,256	4,614,148
STMicroelectronics NV	151,893	5,512,879
Security Description	Shares	Value
Straumann Holding AG	2,365	$ 3,773,868
Swatch Group AG (d)	6,518	2,238,128
Swatch Group AG (d)	13,415	886,013
Swiss Life Holding AG	7,121	3,463,625
Swiss Prime Site AG	16,514	1,640,055
Swisscom AG	5,823	3,327,429
Temenos AG	15,104	2,428,143
UBS Group AG	831,993	12,745,195
Vifor Pharma AG	10,886	1,410,287
Zurich Insurance Group AG	34,130	13,705,908
		376,456,635
TAIWAN — 0.0% (e)
Sea, Ltd. ADR (a)	3,100	851,260
UNITED KINGDOM — 11.7%
3i Group PLC	225,508	3,654,224
Admiral Group PLC	46,217	2,007,333
Ashtead Group PLC	101,543	7,524,436
Associated British Foods PLC	80,678	2,469,790
AstraZeneca PLC	298,834	35,845,532
Auto Trader Group PLC (a)(c)	214,211	1,874,369
AVEVA Group PLC	25,570	1,309,802
Aviva PLC	903,736	5,067,524
BAE Systems PLC	727,740	5,247,857
Barclays PLC	3,987,645	9,426,544
Barratt Developments PLC	226,275	2,173,109
Berkeley Group Holdings PLC	27,613	1,752,808
BP PLC	4,604,623	20,037,330
British American Tobacco PLC	493,386	19,084,469
British Land Co. PLC REIT	195,810	1,338,713
BT Group PLC (a)	2,007,643	5,380,510
Bunzl PLC	78,737	2,598,545
Burberry Group PLC (a)	89,298	2,548,633
CK Hutchison Holdings, Ltd.	603,500	4,701,578
CNH Industrial NV	237,472	3,921,533
Coca-Cola Europacific Partners PLC (d)	24,266	1,425,616
Coca-Cola European Partners PLC (d)	23,700	1,405,884
Compass Group PLC (a)	410,059	8,621,766
Croda International PLC	32,385	3,296,315
DCC PLC	23,338	1,907,980
Diageo PLC	530,294	25,354,412
Direct Line Insurance Group PLC	313,441	1,234,059
Entain PLC (a)	135,800	3,274,574
Experian PLC	210,063	8,084,737
GlaxoSmithKline PLC	1,141,149	22,375,996
Halma PLC	85,146	3,166,464
Hargreaves Lansdown PLC	78,784	1,729,407
HSBC Holdings PLC	4,600,760	26,522,422
Imperial Brands PLC	214,401	4,611,589
Informa PLC (a)	354,199	2,454,370

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
InterContinental Hotels Group PLC (a)	40,626	$ 2,699,506
Intertek Group PLC	35,767	2,732,391
J Sainsbury PLC	424,217	1,592,842
JD Sports Fashion PLC	114,726	1,456,507
Johnson Matthey PLC	41,585	1,765,365
Kingfisher PLC	485,075	2,442,540
Land Securities Group PLC REIT	168,381	1,571,048
Legal & General Group PLC	1,348,671	4,799,402
Lloyds Banking Group PLC	15,982,833	10,308,913
London Stock Exchange Group PLC	74,344	8,185,392
M&G PLC	578,262	1,828,545
Melrose Industries PLC	1,075,500	2,304,398
Mondi PLC	112,574	2,956,347
National Grid PLC	807,217	10,268,118
Natwest Group PLC	1,072,932	3,011,835
Next PLC (a)	29,174	3,166,159
Ocado Group PLC (a)	107,997	2,988,325
Pearson PLC	177,492	2,035,130
Persimmon PLC	73,144	2,988,905
Phoenix Group Holdings PLC	126,470	1,181,752
Prudential PLC	592,554	11,243,249
Reckitt Benckiser Group PLC	161,649	14,285,143
RELX PLC (d)	328,431	8,706,715
RELX PLC (d)	107,309	2,860,755
Rentokil Initial PLC	407,362	2,785,614
Rolls-Royce Holdings PLC (a)	1,924,370	2,629,710
Sage Group PLC	253,546	2,396,487
Schroders PLC	29,656	1,439,216
Segro PLC REIT	270,316	4,087,170
Severn Trent PLC	55,915	1,931,867
Smith & Nephew PLC	198,406	4,282,625
Smiths Group PLC	90,381	1,985,224
Spirax-Sarco Engineering PLC	16,478	3,099,255
SSE PLC	233,444	4,838,981
St James's Place PLC	124,600	2,542,341
Standard Chartered PLC	600,229	3,822,550
Standard Life Aberdeen PLC	508,523	1,903,773
Taylor Wimpey PLC	844,503	1,854,372
Tesco PLC	1,736,093	5,347,068
Unilever PLC	597,610	34,925,673
United Utilities Group PLC	148,328	1,996,621
Vodafone Group PLC	6,101,056	10,226,905
Whitbread PLC (a)	47,598	2,052,848
Wm Morrison Supermarkets PLC	581,857	1,982,991
WPP PLC	277,941	3,740,554
		460,681,357
UNITED STATES — 1.3%
CyberArk Software, Ltd. (a)	8,100	1,055,187
Ferguson PLC	51,615	7,166,007
Security Description	Shares	Value
James Hardie Industries PLC CDI	103,737	$ 3,525,654
QIAGEN NV (a)	52,113	2,519,002
Schneider Electric SE	122,787	19,319,956
Stellantis NV (d)	201,298	3,948,419
Stellantis NV (d)	261,841	5,140,305
Swiss Re AG	69,687	6,293,580
Tenaris SA	105,028	1,144,889
		50,112,999
TOTAL COMMON STOCKS (Cost $2,830,292,355)		3,849,384,737

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (a) (Cost: $87,641)	57,937	81,075
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (f) (g)	62,800,132	62,818,972
State Street Navigator Securities Lending Portfolio II (h) (i)	61,180,836	61,180,836
TOTAL SHORT-TERM INVESTMENTS (Cost $123,995,276)		123,999,808
TOTAL INVESTMENTS — 100.6% (Cost $2,954,375,272)		3,973,465,620
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(25,123,963)
NET ASSETS — 100.0%		$ 3,948,341,657
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2021.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
At June 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	874	09/17/2021	$103,235,027	$100,689,170	$(2,545,857)
During the period ended June 30, 2021, average notional value related to futures contracts was $96,972,189.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,849,384,737	$—	$—	$3,849,384,737
Rights	81,075	—	—	81,075
Short-Term Investments	123,999,808	—	—	123,999,808
TOTAL INVESTMENTS	$3,973,465,620	$—	$—	$3,973,465,620
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(2,545,857)	—	—	(2,545,857)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (2,545,857)	$—	$—	$ (2,545,857)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	16.5%
Industrials	15.1
Consumer Discretionary	12.7
Health Care	12.1
Consumer Staples	10.3
Information Technology	8.9
Materials	7.7
Communication Services	4.8
Utilities	3.3
Energy	3.1
Real Estate	3.0
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,248,210	$66,261,459	$282,206,023	$285,657,872	$4,830	$4,532	62,800,132	$ 62,818,972	$ 22,658
State Street Navigator Securities Lending Portfolio II	23,014,357	23,014,357	266,597,910	228,431,431	—	—	61,180,836	61,180,836	139,990
Total		$89,275,816	$548,803,933	$514,089,303	$4,830	$4,532		$123,999,808	$162,648
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,849,465,812
Investments in affiliated issuers, at value	123,999,808
Total Investments	3,973,465,620
Foreign currency, at value	14,464,493
Net cash at broker	7,995,396
Dividends receivable — unaffiliated issuers	5,047,470
Dividends receivable — affiliated issuers	2,915
Securities lending income receivable — unaffiliated issuers	4,777
Securities lending income receivable — affiliated issuers	21,433
Receivable for foreign taxes recoverable	11,731,646
TOTAL ASSETS	4,012,733,750
LIABILITIES
Payable upon return of securities loaned	61,180,836
Payable to broker – accumulated variation margin on open futures contracts	2,543,340
Advisory fee payable	493,894
Custodian fees payable	124,286
Professional fees payable	29,431
Printing and postage fees payable	216
Accrued expenses and other liabilities	20,090
TOTAL LIABILITIES	64,392,093
NET ASSETS	$3,948,341,657
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,830,379,996
Investments in affiliated issuers	123,995,276
Total cost of investments	$2,954,375,272
Foreign currency, at cost	$ 14,611,703
* Includes investments in securities on loan, at value	$ 80,512,417
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 69,231,456
Dividend income — affiliated issuers	22,658
Unaffiliated securities lending income	31,614
Affiliated securities lending income	139,990
Foreign taxes withheld	(6,023,399)
TOTAL INVESTMENT INCOME (LOSS)	63,402,319
EXPENSES
Advisory fee	2,314,753
Custodian fees	242,001
Trustees’ fees and expenses	32,973
Professional fees and expenses	36,526
Printing and postage fees	7,159
Insurance expense	456
Miscellaneous expenses	21,525
TOTAL EXPENSES	2,655,393
NET INVESTMENT INCOME (LOSS)	$ 60,746,926
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,824,455
Investments — affiliated issuers	4,830
Foreign currency transactions	(13,734)
Futures contracts	13,246,122
Net realized gain (loss)	15,061,673
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	248,936,706
Investments — affiliated issuers	4,532
Foreign currency translations	(861,364)
Futures contracts	(4,351,777)
Net change in unrealized appreciation/depreciation	243,728,097
NET REALIZED AND UNREALIZED GAIN (LOSS)	258,789,770
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$319,536,696
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 60,746,926	$ 79,376,253
Net realized gain (loss)	15,061,673	(107,404,189)
Net change in unrealized appreciation/depreciation	243,728,097	278,860,646
Net increase (decrease) in net assets resulting from operations	319,536,696	250,832,710
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	228,439,169	768,794,916
Withdrawals	(255,456,583)	(1,090,211,334)
Net increase (decrease) in net assets from capital transactions	(27,017,414)	(321,416,418)
Net increase (decrease) in net assets during the period	292,519,282	(70,583,708)
Net assets at beginning of period	3,655,822,375	3,726,406,083
NET ASSETS AT END OF PERIOD	$3,948,341,657	$ 3,655,822,375
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 04/29/16* - 12/31/16
Total return (a)	8.87%	7.96%	22.11%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,948,342	$3,655,822	$3,726,406	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14%(b)	0.14%	0.15%	0.15%	0.14%	0.15%(b)
Net investment income (loss)	3.21%(b)	2.35%	3.17%	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	4%(c)	8%	3%	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,543,340	$—	$2,543,340

20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	13,246,122	$—	13,246,122
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	(4,351,777)	$—	(4,351,777)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2021, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$203,704,666	$159,256,798
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,030,285,432	$940,634,331	$—	$940,634,331
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 80,512,417	$ 61,180,836	$ 24,199,302	$ 85,380,138
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$61,180,836	$—	$—	$—	$61,180,836	$61,180,836
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2021.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession,
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,088.70	$0.73	$1,024.10	$0.70
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
25

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
_______________________________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trusts determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
26

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the State Street Hedged International Developed Equity Index Fund (the “Fund”), which gains all of its investment exposure to the constituents of its benchmark index by investing in the Portfolio:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
27

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, and transfer agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Fund, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
28

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Fund Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 5-year periods and was above the median of its Performance Group for the 3-year period. The Board also considered the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3- and 5-year periods.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe and Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the
30

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
31

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

Semi-Annual Report
June 30, 2021
State Street Institutional Investment Trust
State Street U.S. Core Equity Fund
State Street Income Fund

State Street Institutional Investment Trust
Semi-Annual Report
June 30, 2021 (Unaudited)

[This page intentionally left blank]

State Street U.S. Core Equity Fund
Fund Information — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $6,805,616 (in thousands) as of June 30, 2021 (a)
Top Ten Largest Holdings
as of June 30, 2021 (as a % of Fair Value) (a)
Microsoft Corp.	6.20%
Amazon.com Inc.	4.88%
Apple Inc.	4.73%
Alphabet Inc., Class A	3.53%
Facebook Inc., Class A	2.98%
Visa Inc., Class A	2.78%
JPMorgan Chase & Co.	2.70%
salesforce.com Inc.	1.91%
QUALCOMM Inc.	1.78%
Lowe's Companies Inc.	1.71%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street U.S. Core Equity Fund	1

State Street U.S. Core Equity Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$1,156.80	$1,024.10
Expenses Paid During Period*	$ 0.75	$ 0.70
*	Expenses are equal to the Fund's annualized expense ratio of 0.14% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.6% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	464,582	$ 39,633,490
Air Freight & Logistics - 0.4%
United Parcel Service Inc., Class B	134,836	28,041,843
Apparel Retail - 1.3%
Ross Stores Inc.	719,704	89,243,296
Application Software - 3.5%
Adobe Inc. (a)	85,123	49,851,434
Intuit Inc.	30,663	15,030,083
salesforce.com Inc. (a)	530,835	129,667,065
Splunk Inc. (a)	319,209	46,151,237
		240,699,819
Asset Management & Custody Banks - 0.2%
The Blackstone Group Inc.	142,813	13,872,855
Auto Parts & Equipment - 0.1%
Magna International, Inc.	47,795	4,427,729
Automotive Retail - 0.6%
O'Reilly Automotive Inc. (a)	68,670	38,881,641
Biotechnology - 1.1%
Biogen Inc. (a)	54,258	18,787,918
BioMarin Pharmaceutical Inc. (a)	275,859	23,017,675
Vertex Pharmaceuticals Inc. (a)	168,180	33,910,133
		75,715,726
Building Products - 1.0%
Allegion PLC	172,532	24,033,707
Trane Technologies PLC	254,905	46,938,207
		70,971,914
Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	88,196	63,629,004
Comcast Corp., Class A	756,531	43,137,398
		106,766,402
Communications Equipment - 0.2%
Cisco Systems Inc.	276,915	14,676,495
	Number of Shares	Fair Value
Construction Materials - 0.8%
Martin Marietta Materials Inc.	154,948	$ 54,512,256
Data Processing & Outsourced Services - 4.8%
Fidelity National Information Services Inc.	151,604	21,477,738
Mastercard Inc., Class A	216,878	79,179,989
PayPal Holdings Inc. (a)	151,733	44,227,135
Visa Inc., Class A	809,989	189,391,628
		334,276,490
Diversified Banks - 2.7%
JPMorgan Chase & Co.	1,179,974	183,533,156
Diversified Support Services - 1.1%
Cintas Corp.	108,833	41,574,206
IAA Inc. (a)	605,585	33,028,606
		74,602,812
Electric Utilities - 0.8%
NextEra Energy Inc.	745,229	54,610,381
Electronic Components - 2.3%
Amphenol Corp., Class A	912,531	62,426,246
Corning Inc.	2,353,064	96,240,317
		158,666,563
Electronic Equipment & Instruments - 0.6%
Keysight Technologies Inc. (a)	253,595	39,157,604
Environmental & Facilities Services - 1.4%
Waste Management Inc.	679,692	95,231,646
Financial Exchanges & Data - 1.7%
CME Group Inc.	273,885	58,249,862
MSCI Inc.	24,314	12,961,307
S&P Global Inc.	66,015	27,095,857
Tradeweb Markets Inc., Class A	186,909	15,805,025
		114,112,051
Footwear - 0.8%
NIKE Inc., Class B	362,180	55,953,188
Healthcare Equipment - 3.9%
Becton Dickinson & Co.	208,753	50,766,642
Boston Scientific Corp. (a)	1,895,535	81,053,077
Edwards Lifesciences Corp. (a)	256,152	26,529,663

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	3

State Street U.S. Core Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Medtronic PLC	405,693	$ 50,358,672
Tandem Diabetes Care Inc. (a)	179,853	17,517,682
Zimmer Biomet Holdings Inc.	252,083	40,539,988
		266,765,724
Healthcare Services - 0.6%
Cigna Corp.	180,431	42,774,777
Home Improvement Retail - 2.0%
Lowe's Companies Inc.	600,582	116,494,891
The Home Depot Inc.	68,369	21,802,190
		138,297,081
Hotels, Resorts & Cruise Lines - 0.9%
Marriott International Inc., Class A (a)	477,771	65,225,297
Household Products - 1.3%
Colgate-Palmolive Co.	311,414	25,333,529
The Procter & Gamble Co.	487,870	65,828,299
		91,161,828
Hypermarkets & Super Centers - 0.4%
Walmart Inc.	177,124	24,978,026
Industrial Conglomerates - 1.6%
Honeywell International Inc.	504,917	110,753,544
Industrial Gases - 1.4%
Air Products & Chemicals Inc.	341,865	98,347,723
Industrial Machinery - 1.3%
Parker-Hannifin Corp.	191,280	58,744,001
Xylem Inc.	234,705	28,155,212
		86,899,213
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	126,768	17,833,722
Integrated Oil & Gas - 0.9%
Chevron Corp.	331,879	34,761,006
Exxon Mobil Corp.	406,795	25,660,629
		60,421,635
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc.	182,430	17,411,119
	Number of Shares	Fair Value
Interactive Media & Services - 8.1%
Alphabet Inc., Class C (a)	45,572	$ 114,218,015
Alphabet Inc., Class A (a)	98,295	240,015,748
Facebook Inc., Class A (a)	583,846	203,009,093
		557,242,856
Internet & Direct Marketing Retail - 4.8%
Amazon.com Inc. (a)	96,635	332,439,862
Investment Banking & Brokerage - 0.4%
The Charles Schwab Corp.	384,940	28,027,481
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	83,377	24,578,706
Life & Health Insurance - 0.1%
Lincoln National Corp.	156,250	9,818,750
Life Sciences Tools & Services - 1.0%
IQVIA Holdings Inc. (a)	281,353	68,177,459
Managed Healthcare - 1.9%
Humana Inc.	92,928	41,141,084
UnitedHealth Group Inc.	230,996	92,500,038
		133,641,122
Movies & Entertainment - 2.2%
Netflix Inc. (a)	97,829	51,674,256
The Walt Disney Co. (a)	575,187	101,100,619
		152,774,875
Multi-Line Insurance - 0.3%
American International Group Inc.	387,959	18,466,848
Multi-Sector Holdings - 1.2%
Berkshire Hathaway Inc., Class B (a)	288,065	80,059,025
Multi-Utilities - 1.5%
Sempra Energy	781,396	103,519,342
Oil & Gas Equipment & Services - 0.3%
Schlumberger N.V.	598,255	19,150,143
Oil & Gas Exploration & Production - 1.4%
ConocoPhillips	1,229,030	74,847,927
Pioneer Natural Resources Co.	144,160	23,428,883
		98,276,810

See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Packaged Foods & Meats - 1.5%
Mondelez International Inc., Class A	1,607,041	$ 100,343,640
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	97,247	30,932,326
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	779,004	52,053,048
Elanco Animal Health Inc. (a)	360,490	12,505,398
Johnson & Johnson	257,885	42,483,975
Merck & Company Inc.	1,407,612	109,469,985
Viatris Inc.	1,985,414	28,371,566
		244,883,972
Property & Casualty Insurance - 1.0%
Chubb Ltd.	433,846	68,955,483
Railroads - 0.6%
Union Pacific Corp.	198,460	43,647,308
Regional Banks - 3.1%
First Republic Bank	493,219	92,315,800
Regions Financial Corp.	4,007,840	80,878,211
SVB Financial Group (a)	73,403	40,843,632
		214,037,643
Restaurants - 0.6%
McDonald's Corp.	176,917	40,866,058
Semiconductor Equipment - 1.6%
Applied Materials Inc.	780,293	111,113,723
Semiconductors - 4.7%
NVIDIA Corp.	127,040	101,644,704
QUALCOMM Inc.	848,489	121,274,533
Texas Instruments Inc.	545,593	104,917,534
		327,836,771
	Number of Shares	Fair Value
Soft Drinks - 0.8%
PepsiCo Inc.	381,459	$ 56,520,780
Specialized REITs - 1.3%
American Tower Corp.	324,040	87,536,166
Specialty Chemicals - 0.5%
DuPont de Nemours Inc.	237,429	18,379,379
Ecolab Inc.	43,331	8,924,886
PPG Industries Inc.	59,541	10,108,275
		37,412,540
Systems Software - 6.9%
Microsoft Corp.	1,557,776	422,001,518
Oracle Corp.	303,070	23,590,969
ServiceNow Inc. (a)	58,574	32,189,342
		477,781,829
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	2,349,926	321,845,865
Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	248,519	79,280,046
Trucking - 0.1%
Lyft Inc., Class A (a)	92,674	5,604,923
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	154,573	22,386,808
Total Common Stock (Cost $3,851,192,974)		6,805,616,206
Total Investments (Cost $3,851,192,974)		6,805,616,206
Other Assets and Liabilities, net - 1.4%		99,139,633
NET ASSETS - 100.0%		$ 6,904,755,839

Other Information:
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	September 2021	236	$ 49,986,801	$ 50,605,480	$ 618,679
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	5

State Street U.S. Core Equity Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
During the period ended June 30, 2021, average notional values related to long and short futures contracts was $7,229,354 and $1,590,909, respectively.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
†	Percentages are based on net assets as of June 30, 2021.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 6,805,616,206	$ —	$ —	$ 6,805,616,206
Total Investments in Securities	$ 6,805,616,206	$ —	$ —	$ 6,805,616,206
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 618,679	$ —	$ —	$ 618,679
Total Other Financial Instruments	$ 618,679	$ —	$ —	$ 618,679
See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street U.S. Core Equity Fund

State Street Income Fund
Fund Information — June 30, 2021 (Unaudited)
Sector Allocation
Portfolio Composition as a % of Fair Value of $1,903,225 (in thousands) as of June 30, 2021 (a)
Quality Ratings
as of June 30, 2021 as a % of Fair Value (a)*
Moody’s / S&P / Rating	Percentage of Fair Value
Aaa / AAA	7.40%
Aa / AA	50.88%
A / A	8.07%
Baa / BBB	27.34%
Ba / BB and lower	4.48%
NR / Other	1.83%
100.00%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
State Street Income Fund	7

State Street Income Fund
Understanding Your Fund’s Expenses — June 30, 2021 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2021.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2021	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2021	$ 990.00	$1,024.00
Expenses Paid During Period*	$ 0.84	$ 0.85
*	Expenses are equal to the Fund's annualized expense ratio of 0.17% (for the period January 1, 2021 - June 30, 2021), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8	State Street Income Fund

State Street Income Fund
Schedule of Investments — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.8% †
U.S. Treasuries - 24.0%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$ 31,285,000	$ 27,012,642
1.25%, 05/15/50 (a)	13,925,000	11,368,457
2.25%, 08/15/46 (a)	14,668,000	15,160,753
3.00%, 08/15/48 (a)	32,000,000	38,190,000
U.S. Treasury Notes
0.13%, 07/15/23 - 12/15/23	24,362,000	24,248,123
0.25%, 07/31/25 (a)	47,219,000	46,322,577
0.75%, 04/30/26	53,726,000	53,457,370
0.75%, 01/31/28 (a)	127,316,000	123,954,062
1.38%, 01/31/22	58,061,000	58,505,530
1.63%, 05/15/31	54,597,000	55,450,078
2.63%, 02/15/29 (a)	11,129,000	12,203,644
		465,873,236
Agency Mortgage Backed - 23.2%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	55,393,587	58,634,121
4.50%, 06/01/33 - 02/01/35 (a)	48,077	53,589
5.00%, 07/01/35 (a)	462,632	526,259
5.50%, 01/01/38 - 04/01/39 (a)	825,879	964,849
6.00%, 06/01/33 - 11/01/37 (a)	1,692,183	1,977,714
6.50%, 07/01/29 (a)	13,124	14,177
7.00%, 01/01/27 - 08/01/36 (a)	378,268	441,198
7.50%, 01/01/28 - 09/01/33 (a)	28,962	31,903
8.00%, 11/01/30 (a)	2,376	2,694
8.50%, 04/01/30 (a)	5,512	6,966
Federal National Mortgage Assoc.
2.50%, 02/01/51 (a)	65,937,301	68,547,226
2.50%, 03/01/51	19,816,157	20,583,153
3.00%, 03/01/50 (a)	11,169,358	11,683,244
3.50%, 08/01/45 - 01/01/48 (a)	24,328,236	26,052,916
4.00%, 01/01/41 - 01/01/50 (a)	30,801,941	33,340,209
4.50%, 07/01/33 - 12/01/48 (a)	14,618,660	16,060,112
5.00%, 03/01/34 - 05/01/39 (a)	1,235,645	1,404,271
5.50%, 12/01/32 - 01/01/39 (a)	4,251,272	4,917,077
6.00%, 09/01/21 - 05/01/41 (a)	7,749,831	9,065,787
6.50%, 10/01/28 - 08/01/36 (a)	269,374	302,111
	Principal Amount	Fair Value
7.00%, 10/01/32 - 02/01/34 (a)	$ 39,111	$ 43,435
7.50%, 11/01/22 - 03/01/33 (a)	153,050	172,821
8.00%, 06/01/24 - 10/01/31 (a)	55,539	60,391
8.50%, 04/01/30 (a)	12,058	14,536
9.00%, 03/01/22 - 12/01/22 (a)	2,271	2,286
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(b)	14,933	15,236
Federal National Mortgage Assoc. TBA
2.00%, 07/01/36 - 07/01/51 (c)	82,164,083	84,531,733
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	59,415,406	63,105,259
3.50%, 08/20/48 (a)	11,388,547	12,021,273
4.00%, 01/20/41 - 04/20/43 (a)	7,213,486	7,914,787
4.50%, 08/15/33 - 03/20/41 (a)	2,799,429	3,125,455
5.00%, 08/15/33 (a)	152,066	170,213
6.00%, 04/15/27 - 09/15/36 (a)	525,589	605,665
6.50%, 01/15/24 - 09/15/36 (a)	369,777	411,353
7.00%, 03/15/26 - 10/15/36 (a)	263,780	297,825
7.50%, 11/15/22 - 11/15/31 (a)	82,651	87,176
8.00%, 12/15/29 - 05/15/30 (a)	1,068	1,194
9.00%, 12/15/21 (a)	50	49
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.00%, 01/20/24 - 03/20/24 (a)(b)	670	677
2.13%, 11/20/21 - 10/20/25 (a)(b)	3,516	3,551
2.25%, 08/20/23 - 09/20/24 (a)(b)	1,073	1,082
2.88%, 04/20/24 (a)(b)	517	524
Government National Mortgage Assoc. TBA
2.50%, 07/01/51 (c)	23,737,000	24,552,129
		451,748,226

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(d)	$ 4,300,655	$ 16,662
2.51%, 07/25/29 (a)	6,504,000	7,003,850
4.05%, 09/25/28 (a)(b)	2,313,000	2,717,602
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(d)	477,996	14,534
5.50%, 06/15/33 (a)(d)	146,055	23,691
7.50%, 07/15/27 (a)(d)	6,087	916
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.53%, 08/15/25 (a)(b)(d)	62,377	598
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (a)(e)(f)	4,050	3,855
8.00%, 02/01/23 - 07/01/24 (a)(d)	8,237	682
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (a)(b)(d)	612,174	20,273
5.00%, 02/25/40 - 09/25/40 (a)(d)	430,931	47,071
8.00%, 05/25/22 (a)(d)	2	7
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.91%, 07/25/38 (a)(b)(d)	184,550	25,454
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.46%, 11/25/41 (a)(b)(d)	21,282,237	4,424,377
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (a)(e)(f)	136,909	122,172
4.50%, 08/25/35 - 01/25/36 (a)(d)	322,154	43,270
5.00%, 03/25/38 - 05/25/38 (a)(d)	196,839	37,006
5.50%, 12/25/33 (a)(d)	54,513	10,499
6.00%, 01/25/35 (a)(d)	217,649	35,212
7.50%, 11/25/23 (a)(d)	22,014	1,487
8.00%, 08/25/23 - 07/25/24 (a)(d)	14,843	1,297
8.50%, 07/25/22 (a)(d)	845	14
8.50%, 07/25/22 (a)(d)**	6	—
9.00%, 05/25/22 (a)(d)	265	2
		14,550,531
	Principal Amount	Fair Value
Asset Backed - 1.4%
American Express Credit Account Master Trust
3.18%, 04/15/24 (a)	$ 5,865,000	$ 5,900,713
CarMax Auto Owner Trust 2018-3
3.13%, 06/15/23 (a)	598,809	604,225
Chase Funding Trust 2004-1
4.99%, 11/25/33 (a)(g)	412,860	412,860
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (a)(h)	4,214,000	4,342,799
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24 (a)	8,079,000	8,108,132
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22 (a)	26,978	27,001
Nissan Auto Lease Trust 2020-A
1.80%, 05/16/22 (a)	262,298	262,619
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (a)(h)	7,276,021	7,337,978
Securitized Term Auto Receivables Trust 2018-1
3.30%, 11/25/22 (a)(h)	814,666	819,303
		27,815,630
Corporate Notes - 38.0%
3M Co.
3.13%, 09/19/46 (a)	843,000	893,310
7-Eleven Inc.
0.95%, 02/10/26 (a)(h)	2,956,000	2,901,905
Abbott Laboratories
3.75%, 11/30/26 (a)	569,000	643,630
4.90%, 11/30/46 (a)	463,000	631,856
AbbVie Inc.
2.60%, 11/21/24 (a)	1,094,000	1,153,995
2.95%, 11/21/26 (a)	1,191,000	1,280,373
3.20%, 05/14/26 - 11/21/29 (a)	1,680,000	1,822,478
3.25%, 10/01/22 (a)	746,000	766,836
3.45%, 03/15/22 (a)	1,638,000	1,665,699
4.05%, 11/21/39 (a)	496,000	575,782
4.25%, 11/21/49 (a)	737,000	883,656
4.63%, 10/01/42 (a)	92,000	113,727
4.70%, 05/14/45 (a)	173,000	215,845
4.88%, 11/14/48 (a)	165,000	213,951
5.00%, 12/15/21 (a)	1,633,000	1,648,513
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	1,993,000	2,228,393

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
AEP Texas Inc.
3.45%, 05/15/51 (a)	$ 1,285,000	$ 1,328,896
Aetna Inc.
3.50%, 11/15/24 (a)	568,000	614,491
Aircastle Ltd.
4.25%, 06/15/26 (a)	877,000	951,922
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(h)	1,047,000	1,134,226
Alcon Finance Corp.
2.60%, 05/27/30 (a)(h)	358,000	365,880
3.80%, 09/23/49 (a)(h)	200,000	222,346
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	503,000	476,074
4.70%, 07/01/30 (a)	303,000	361,055
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	300,000	327,741
4.00%, 12/06/37 (a)	450,000	504,742
4.20%, 12/06/47 (a)	339,000	391,175
Ally Financial Inc.
5.75%, 11/20/25 (a)	829,000	950,880
Alphabet Inc.
1.10%, 08/15/30 (a)	497,000	472,090
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	656,000	646,657
4.00%, 02/04/61 (a)	248,000	239,030
4.25%, 08/09/42 (a)	68,000	71,040
4.45%, 05/06/50 (a)	329,000	350,086
4.50%, 05/02/43 (a)	230,000	248,313
Amazon.com Inc.
1.50%, 06/03/30 (a)	370,000	362,556
2.50%, 06/03/50 (a)	455,000	429,752
2.70%, 06/03/60 (a)	353,000	336,353
2.88%, 05/12/41 (a)	775,000	800,102
3.25%, 05/12/61 (a)	581,000	615,064
4.25%, 08/22/57 (a)	149,000	190,648
Amcor Flexibles North America Inc.
2.69%, 05/25/31 (a)	1,257,000	1,281,499
Ameren Corp.
2.50%, 09/15/24 (a)	1,616,000	1,702,181
3.65%, 02/15/26 (a)	386,000	423,315
America Movil SAB de C.V.
3.13%, 07/16/22 (a)	1,469,000	1,508,957
4.38%, 04/22/49 (a)	300,000	370,632
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	331,000	360,764
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	424,000	426,493
3.25%, 03/01/50 (a)	353,000	352,485
	Principal Amount	Fair Value
American International Group Inc.
4.25%, 03/15/29 (a)	$ 525,000	$ 605,950
4.50%, 07/16/44 (a)	501,000	608,129
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	151,000	171,870
American Tower Corp.
1.50%, 01/31/28 (a)	1,438,000	1,400,670
2.90%, 01/15/30 (a)	506,000	531,948
3.70%, 10/15/49 (a)	286,000	309,955
3.80%, 08/15/29 (a)	622,000	693,741
American Water Capital Corp.
2.95%, 09/01/27 (a)	457,000	493,597
Amgen Inc.
2.45%, 02/21/30 (a)	211,000	217,520
3.15%, 02/21/40	849,000	882,960
3.38%, 02/21/50 (a)	231,000	243,425
4.56%, 06/15/48 (a)	416,000	523,033
4.66%, 06/15/51 (a)	173,000	223,426
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	1,028,000	1,136,454
4.70%, 02/01/36 (a)	256,000	313,976
4.90%, 02/01/46 (a)	560,000	708,350
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	567,000	630,169
4.00%, 04/13/28 (a)	182,000	207,218
4.35%, 06/01/40 (a)	552,000	656,886
4.38%, 04/15/38 (a)	894,000	1,065,416
4.50%, 06/01/50 (a)	437,000	532,873
4.60%, 04/15/48 (a)	323,000	394,893
4.75%, 04/15/58 (a)	252,000	315,713
5.55%, 01/23/49 (a)	587,000	807,102
Anthem Inc.
2.88%, 09/15/29 (a)	283,000	301,098
3.30%, 01/15/23 (a)	532,000	555,068
3.60%, 03/15/51 (a)	310,000	340,665
3.70%, 09/15/49 (a)	283,000	314,634
ANZ New Zealand International Ltd.
3.45%, 01/21/28 (a)(h)	887,000	981,377
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(h)	428,000	434,566
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (b)(h)	476,000	493,631

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Apple Inc.
2.20%, 09/11/29 (a)	$ 565,000	$ 587,798
2.65%, 02/08/51 (a)	867,000	850,518
2.80%, 02/08/61 (a)	619,000	605,481
2.95%, 09/11/49 (a)	373,000	386,752
3.35%, 02/09/27 (a)	273,000	303,041
3.45%, 02/09/45 (a)	949,000	1,064,351
3.85%, 08/04/46 (a)	854,000	1,014,364
Applied Materials Inc.
4.35%, 04/01/47 (a)	323,000	411,554
Aptiv PLC
4.40%, 10/01/46 (a)	386,000	450,601
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	334,000	355,232
Ares Capital Corp.
2.88%, 06/15/28	1,937,000	1,964,467
3.25%, 07/15/25 (a)	3,612,000	3,800,546
Arthur J Gallagher & Co.
2.50%, 05/20/31 (a)	3,096,000	3,128,972
3.50%, 05/20/51 (a)	970,000	1,017,113
Ascension Health
4.85%, 11/15/53 (a)	632,000	887,821
Astrazeneca Finance LLC
1.75%, 05/28/28	1,247,000	1,246,389
2.25%, 05/28/31	506,000	513,054
AstraZeneca PLC
3.00%, 05/28/51	588,000	604,505
4.00%, 01/17/29 (a)	259,000	297,705
4.38%, 08/17/48 (a)	140,000	176,571
AT&T Inc.
1.70%, 03/25/26 (a)	4,864,000	4,916,239
2.30%, 06/01/27 (a)	893,000	924,148
2.75%, 06/01/31 (a)	1,786,000	1,856,708
3.30%, 02/01/52 (a)	604,000	588,284
3.85%, 06/01/60 (a)	834,000	879,745
4.35%, 03/01/29 (a)	858,000	993,152
4.45%, 04/01/24 (a)	513,000	560,535
4.50%, 05/15/35 (a)	612,000	718,231
4.55%, 03/09/49 (a)	331,000	388,478
4.75%, 05/15/46 (a)	196,000	238,116
4.80%, 06/15/44 (a)	414,000	497,810
4.85%, 03/01/39 (a)	799,000	971,384
5.25%, 03/01/37 (a)	415,000	523,452
5.35%, 12/15/43 (a)	457,000	571,168
5.45%, 03/01/47 (a)	398,000	525,189
Athene Holding Ltd.
4.13%, 01/12/28 (a)	437,000	488,391
6.15%, 04/03/30 (a)	854,000	1,078,602
Avangrid Inc.
3.15%, 12/01/24 (a)	959,000	1,027,051
Baidu, Inc.
2.38%, 10/09/30 (a)	765,000	767,532
	Principal Amount	Fair Value
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	$ 1,290,000	$ 1,321,270
Bank of America Corp.
3.25%, 10/21/27 (a)	315,000	341,693
4.18%, 11/25/27 (a)	1,075,000	1,203,656
4.25%, 10/22/26 (a)	1,062,000	1,198,998
Bank of America Corp. (1.73% fixed rate until 07/22/26; 0.96% + SOFR thereafter)
1.73%, 07/22/27 (a)(b)	1,363,000	1,374,258
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (b)	1,937,000	1,952,825
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	2,414,000	2,484,996
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	600,000	609,042
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	456,000	491,481
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	516,000	562,610
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	1,418,000	1,552,483
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	1,140,000	1,260,578
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	243,000	281,149
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	711,000	845,009

See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	$ 256,000	$ 294,205
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	1,136,000	1,173,568
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(b)	359,000	444,955
Barclays PLC
4.38%, 01/12/26 (a)	911,000	1,020,712
4.84%, 05/09/28 (a)	276,000	309,755
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (b)	1,619,000	1,638,622
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	1,320,000	1,394,356
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	507,000	594,087
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	95,000	130,721
BAT Capital Corp.
2.73%, 03/25/31 (a)	864,000	851,014
4.39%, 08/15/37 (a)	636,000	686,187
4.54%, 08/15/47 (a)	287,000	302,627
4.70%, 04/02/27 (a)	542,000	612,346
4.91%, 04/02/30 (a)	567,000	651,630
BAT International Finance PLC
1.67%, 03/25/26 (a)	552,000	552,684
Baxter International Inc.
3.95%, 04/01/30 (a)	248,000	285,478
Bayer US Finance II LLC
3.88%, 12/15/23 (a)(h)	608,000	651,235
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	134,000	134,421
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	664,000	678,488
3.70%, 06/06/27 (a)	493,000	548,004
3.73%, 12/15/24 (a)	30,000	32,676
4.67%, 06/06/47 (a)	64,000	79,755
4.69%, 12/15/44 (a)	74,000	92,277
	Principal Amount	Fair Value
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	$ 281,000	$ 308,799
3.70%, 07/15/30 (a)	634,000	718,538
3.80%, 07/15/48 (a)	248,000	281,691
4.25%, 10/15/50 (a)	541,000	663,888
6.13%, 04/01/36 (a)	252,000	355,098
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	574,000	561,010
2.85%, 10/15/50 (a)	426,000	424,692
4.25%, 01/15/49 (a)	364,000	452,059
Berry Global Inc.
4.88%, 07/15/26 (a)(h)	1,462,000	1,546,650
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	148,000	201,076
Biogen Inc.
2.25%, 05/01/30 (a)	269,000	269,716
3.15%, 05/01/50 (a)	174,000	171,103
Block Financial LLC
2.50%, 07/15/28	750,000	752,857
3.88%, 08/15/30 (a)	263,000	284,385
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(h)	1,007,000	1,059,243
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%, 12/31/99 (a)(b)(h)	600,000	642,564
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	557,000	645,970
Boston Scientific Corp.
4.70%, 03/01/49 (a)	240,000	307,195
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	682,000	662,420
3.02%, 01/16/27 (a)	1,399,000	1,509,115
3.38%, 02/08/61 (a)	1,162,000	1,167,729
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	1,086,000	1,158,795
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	853,000	936,125
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	615,000	594,545
2.35%, 11/13/40 (a)	340,000	327,240
3.20%, 06/15/26 (a)	453,000	497,308

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.40%, 07/26/29 (a)	$ 541,000	$ 606,028
3.45%, 11/15/27 (a)	35,000	39,030
4.13%, 06/15/39 (a)	442,000	534,382
4.25%, 10/26/49 (a)	442,000	558,264
4.35%, 11/15/47 (a)	59,000	74,791
4.55%, 02/20/48 (a)	155,000	202,311
5.00%, 08/15/45 (a)	111,000	151,888
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	1,161,000	1,161,639
3.90%, 03/15/27 (a)	231,000	253,890
Broadcom Inc.
3.15%, 11/15/25 (a)	334,000	358,255
3.42%, 04/15/33 (a)(h)	807,000	850,885
3.47%, 04/15/34 (a)(h)	40,000	42,336
4.15%, 11/15/30 (a)	857,000	961,700
4.30%, 11/15/32 (a)	568,000	646,736
Brown-Forman Corp.
4.00%, 04/15/38 (a)	142,000	167,238
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	202,000	222,739
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	501,000	614,617
4.55%, 09/01/44 (a)	755,000	962,323
C&W Senior Financing DAC
7.50%, 10/15/26 (a)(h)	500,000	525,090
Cameron LNG LLC
3.30%, 01/15/35 (a)(h)	276,000	296,242
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	625,000	688,394
4.95%, 06/01/47 (a)	122,000	152,175
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(h)	1,731,000	1,896,466
Capital One Financial Corp.
3.75%, 07/28/26 (a)	1,058,000	1,167,112
4.75%, 07/15/21 (a)	1,470,000	1,472,381
Cardinal Health Inc.
2.62%, 06/15/22 (a)	259,000	264,196
3.08%, 06/15/24 (a)	280,000	297,086
Carrier Global Corp.
2.72%, 02/15/30 (a)	538,000	557,771
3.58%, 04/05/50 (a)	538,000	571,071
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	822,000	908,033
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (a)(h)	541,000	585,346
Centene Corp.
3.38%, 02/15/30 (a)	1,097,000	1,146,508
4.25%, 12/15/27 (a)	3,230,000	3,407,424
5.38%, 08/15/26 (a)(h)	4,892,000	5,112,629
	Principal Amount	Fair Value
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	$ 893,000	$ 911,217
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	775,000	780,254
3.70%, 04/01/51 (a)	1,162,000	1,156,376
4.46%, 07/23/22 (a)	1,014,000	1,049,622
4.80%, 03/01/50 (a)	285,000	328,351
4.91%, 07/23/25 (a)	214,000	242,650
5.05%, 03/30/29 (a)	990,000	1,170,279
5.75%, 04/01/48 (a)	308,000	393,054
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	1,415,000	1,623,302
7.00%, 06/30/24 (a)	2,333,000	2,671,728
Chevron Corp.
2.24%, 05/11/30 (a)	295,000	304,225
2.98%, 05/11/40 (a)	416,000	435,007
3.08%, 05/11/50 (a)	282,000	291,988
Chevron USA Inc.
3.85%, 01/15/28 (a)	1,032,000	1,176,511
3.90%, 11/15/24 (a)	322,000	353,067
4.20%, 10/15/49 (a)	285,000	350,692
5.05%, 11/15/44 (a)	111,000	148,962
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	629,000	680,911
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	401,000	507,052
Cigna Corp.
2.40%, 03/15/30 (a)	534,000	545,235
3.25%, 04/15/25 (a)	438,000	472,068
3.40%, 03/01/27 - 03/15/51 (a)	810,000	864,897
3.75%, 07/15/23 (a)	187,000	199,097
3.88%, 10/15/47 (a)	148,000	165,482
4.13%, 11/15/25 (a)	863,000	967,328
4.38%, 10/15/28 (a)	270,000	314,264
4.80%, 08/15/38 (a)	237,000	295,188
4.90%, 12/15/48 (a)	120,000	155,100
Cisco Systems Inc.
5.90%, 02/15/39 (a)	296,000	430,822
Citadel Finance LLC
3.38%, 03/09/26 (a)(h)	3,500,000	3,511,130
Citigroup Inc.
4.13%, 07/25/28 (a)	3,428,000	3,865,687
4.45%, 09/29/27 (a)	630,000	719,523
4.65%, 07/23/48 (a)	750,000	982,380
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (a)(b)	775,000	776,930

See Notes to Schedules of Investments and Notes to Financial Statements.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	$ 3,628,000	$ 3,704,805
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	860,000	876,134
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	231,000	236,884
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	524,000	555,817
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	248,000	284,630
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	1,659,000	1,710,495
CME Group Inc.
3.75%, 06/15/28 (a)	310,000	353,456
CMS Energy Corp.
4.88%, 03/01/44 (a)	839,000	1,072,225
CNA Financial Corp.
3.45%, 08/15/27 (a)	234,000	256,389
3.90%, 05/01/29 (a)	552,000	620,779
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	1,168,000	1,197,434
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	2,095,000	2,272,845
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	540,000	708,755
Comcast Corp.
2.65%, 08/15/62 (a)	419,000	382,405
2.80%, 01/15/51 (a)	476,000	458,098
3.10%, 04/01/25 (a)	605,000	652,650
3.20%, 07/15/36 (a)	518,000	554,597
3.25%, 11/01/39 (a)	832,000	885,340
3.45%, 02/01/50 (a)	405,000	438,708
3.97%, 11/01/47 (a)	576,000	671,967
4.15%, 10/15/28 (a)	567,000	656,541
4.60%, 08/15/45 (a)	269,000	337,998
4.70%, 10/15/48 (a)	275,000	356,529
CommonSpirit Health
4.35%, 11/01/42	1,029,000	1,202,561
Conagra Brands Inc.
5.30%, 11/01/38 (a)	259,000	329,419
	Principal Amount	Fair Value
5.40%, 11/01/48 (a)	$ 226,000	$ 302,078
ConocoPhillips
3.75%, 10/01/27 (a)(h)	163,000	183,086
4.30%, 08/15/28 (a)(h)	548,000	635,653
4.88%, 10/01/47 (a)(h)	273,000	358,564
ConocoPhillips Co.
4.30%, 11/15/44 (a)	522,000	629,078
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	636,000	679,013
3.35%, 04/01/30 (a)	244,000	268,637
3.88%, 06/15/47 (a)	292,000	327,688
3.95%, 04/01/50 (a)	406,000	461,744
Constellation Brands Inc.
3.15%, 08/01/29 (a)	1,167,000	1,254,397
3.70%, 12/06/26 (a)	545,000	606,236
4.50%, 05/09/47 (a)	420,000	507,902
Continental Resources Inc.
3.80%, 06/01/24 (a)	4,052,000	4,285,030
4.50%, 04/15/23 (a)	2,697,000	2,812,809
Corning Inc.
4.38%, 11/15/57 (a)	284,000	338,443
Corporate Nacional del Cobre de Chile
3.15%, 01/15/51 (a)(h)	1,200,000	1,159,200
Corporate Office Properties LP
2.25%, 03/15/26 (a)	783,000	804,885
2.75%, 04/15/31 (a)	488,000	491,787
Credit Suisse AG
2.95%, 04/09/25 (a)	1,080,000	1,157,296
Credit Suisse Group AG
3.80%, 06/09/23 (a)	937,000	992,320
4.28%, 01/09/28 (a)(h)	593,000	659,855
Credit Suisse Group AG (3.09% fixed rate until 11/05/29; 1.73% + SOFR thereafter)
3.09%, 05/14/32 (a)(b)(h)	1,246,000	1,283,829
Crown Castle International Corp.
3.30%, 07/01/30 (a)	1,565,000	1,680,935
4.15%, 07/01/50 (a)	237,000	270,490
5.20%, 02/15/49 (a)	366,000	475,566
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	833,000	1,046,989
CubeSmart LP
4.38%, 02/15/29 (a)	843,000	964,358
Cummins Inc.
1.50%, 09/01/30 (a)	578,000	557,678
2.60%, 09/01/50 (a)	578,000	550,441
CVS Health Corp.
3.00%, 08/15/26 (a)	592,000	638,395

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.25%, 08/15/29 (a)	$ 491,000	$ 533,943
3.63%, 04/01/27 (a)	556,000	615,192
3.75%, 04/01/30 (a)	405,000	454,029
3.88%, 07/20/25 (a)	312,000	344,492
4.25%, 04/01/50 (a)	296,000	351,832
4.30%, 03/25/28 (a)	124,000	142,451
4.78%, 03/25/38 (a)	362,000	445,274
5.00%, 12/01/24 (a)	723,000	812,891
5.13%, 07/20/45 (a)	352,000	456,875
5.30%, 12/05/43 (a)	596,000	788,133
Dell International LLC/EMC Corp.
4.00%, 07/15/24	925,000	1,005,512
5.45%, 06/15/23	479,000	519,595
6.02%, 06/15/26	173,000	207,488
8.35%, 07/15/46	164,000	268,312
Deutsche Bank AG
3.30%, 11/16/22 (a)	875,000	905,459
3.70%, 05/30/24 (a)	347,000	372,140
Deutsche Telekom AG
3.63%, 01/21/50 (a)(h)	309,000	327,515
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (a)(h)	758,000	788,108
Devon Energy Corp.
5.00%, 06/15/45 (a)	187,000	220,058
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	508,000	531,917
3.25%, 11/15/39 (a)	289,000	309,990
3.40%, 11/15/49 (a)	145,000	159,500
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	884,000	934,459
3.13%, 03/24/31 (a)	775,000	805,806
3.25%, 12/01/26 (a)	486,000	520,856
3.50%, 12/01/29 (a)	416,000	445,885
4.40%, 03/24/51 (a)	383,000	432,629
Digital Realty Trust LP
3.60%, 07/01/29 (a)	909,000	1,010,635
Discover Bank
2.70%, 02/06/30 (a)	535,000	560,134
Discovery Communications LLC
2.95%, 03/20/23 (a)	948,000	986,280
3.95%, 03/20/28 (a)	407,000	453,146
4.95%, 05/15/42 (a)	145,000	172,115
5.00%, 09/20/37 (a)	187,000	226,451
Dollar General Corp.
3.50%, 04/03/30 (a)	331,000	364,037
4.13%, 04/03/50 (a)	493,000	577,821
Dollar Tree Inc.
4.00%, 05/15/25 (a)	596,000	657,763
Dominion Energy Inc.
3.07%, 08/15/24 (a)(g)	650,000	689,552
	Principal Amount	Fair Value
3.38%, 04/01/30 (a)	$ 835,000	$ 910,367
Dover Corp.
2.95%, 11/04/29 (a)	571,000	613,722
DTE Energy Co.
2.85%, 10/01/26 (a)	268,000	285,699
3.85%, 12/01/23 (a)	373,000	399,073
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	332,000	389,622
Duke Energy Corp.
2.55%, 06/15/31	1,162,000	1,178,245
3.30%, 06/15/41	1,162,000	1,189,435
3.50%, 06/15/51	1,162,000	1,201,403
3.75%, 09/01/46 (a)	1,774,000	1,891,421
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (b)	1,119,000	1,194,264
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	316,000	381,621
Duke Realty LP
3.05%, 03/01/50 (a)	251,000	247,807
3.25%, 06/30/26 (a)	331,000	359,214
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	208,000	288,856
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(h)	876,000	951,721
Eastman Chemical Co.
4.65%, 10/15/44 (a)	566,000	687,667
Eaton Corp.
3.10%, 09/15/27 (a)	351,000	381,895
Ecolab Inc.
1.30%, 01/30/31 (a)	580,000	548,245
Edison International
4.95%, 04/15/25 (a)	1,209,000	1,339,790
5.75%, 06/15/27 (a)	167,000	190,246
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	428,000	438,880
Electronic Arts Inc.
1.85%, 02/15/31 (a)	718,000	694,306
Eli Lilly & Co.
3.95%, 03/15/49 (a)	512,000	621,507
Emera US Finance LP
2.64%, 06/15/31 (h)	1,290,000	1,298,411
Emerson Electric Co.
1.80%, 10/15/27 (a)	373,000	381,956
2.75%, 10/15/50 (a)	285,000	284,980
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(h)	860,000	849,069
1.78%, 03/17/31 (a)(h)	663,000	636,294
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	79,000	101,800

See Notes to Schedules of Investments and Notes to Financial Statements.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	$ 1,444,000	$ 1,614,897
Enel Finance International N.V.
3.63%, 05/25/27 (a)(h)	795,000	874,110
Energy Transfer LP
4.25%, 03/15/23 (a)	697,000	731,501
4.50%, 04/15/24 (a)	555,000	604,467
4.95%, 06/15/28 (a)	185,000	214,532
5.30%, 04/01/44 - 04/15/47 (a)	943,000	1,097,311
5.35%, 05/15/45 (a)	775,000	896,900
6.13%, 12/15/45 (a)	151,000	192,221
6.50%, 02/01/42 (a)	436,000	565,985
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	2,488,000	2,501,087
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	354,000	379,467
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	816,000	938,596
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	265,000	277,564
EOG Resources Inc.
4.15%, 01/15/26 (a)	367,000	413,257
4.38%, 04/15/30 (a)	634,000	751,468
4.95%, 04/15/50 (a)	288,000	384,759
5.10%, 01/15/36 (a)	232,000	288,016
Equinix Inc.
1.25%, 07/15/25 (a)	974,000	976,805
2.15%, 07/15/30 (a)	810,000	804,638
Equinor ASA
3.25%, 11/18/49 (a)	435,000	460,517
ERP Operating LP
4.50%, 07/01/44 (a)	192,000	241,928
Eversource Energy
3.45%, 01/15/50 (a)	565,000	596,939
Exelon Corp.
3.50%, 06/01/22 (a)	575,000	589,657
4.05%, 04/15/30 (a)	854,000	972,305
4.45%, 04/15/46 (a)	532,000	645,369
4.70%, 04/15/50 (a)	568,000	717,197
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	1,709,000	1,802,602
3.45%, 04/15/51 (a)	889,000	967,383
	Principal Amount	Fair Value
FedEx Corp.
4.10%, 02/01/45 (a)	$ 1,253,000	$ 1,432,104
Fidelity National Information Services Inc.
1.15%, 03/01/26	1,608,000	1,595,297
1.65%, 03/01/28 (a)	654,000	650,050
3.10%, 03/01/41 (a)	151,000	155,133
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(h)	741,000	859,493
Fiserv Inc.
3.50%, 07/01/29 (a)	380,000	418,312
4.40%, 07/01/49 (a)	226,000	272,246
Florida Power & Light Co.
2.85%, 04/01/25 (a)	1,303,000	1,392,425
4.13%, 02/01/42 (a)	312,000	380,219
Flowers Foods Inc.
2.40%, 03/15/31 (a)	695,000	696,362
Ford Motor Co.
4.35%, 12/08/26 (a)	525,000	563,556
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	1,436,000	1,465,122
3.22%, 01/09/22 (a)	354,000	357,621
3.34%, 03/28/22 (a)	1,106,000	1,121,794
3.81%, 01/09/24 (a)	945,000	987,610
5.88%, 08/02/21 (a)	2,613,000	2,622,668
Fox Corp.
3.50%, 04/08/30 (a)	577,000	635,917
GA Global Funding Trust
1.63%, 01/15/26 (a)(h)	1,045,000	1,057,624
General Dynamics Corp.
4.25%, 04/01/50 (a)	434,000	555,876
General Mills Inc.
3.00%, 02/01/51 (a)(h)	453,000	456,420
General Motors Co.
5.20%, 04/01/45 (a)	83,000	102,779
5.40%, 10/02/23 - 04/01/48 (a)	398,000	472,968
6.13%, 10/01/25 (a)	1,090,000	1,290,331
6.80%, 10/01/27 (a)	459,000	577,840
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	2,179,000	2,164,531
2.35%, 01/08/31 (a)	570,000	562,294
3.45%, 01/14/22 - 04/10/22 (a)	2,450,000	2,488,574
4.20%, 11/06/21 (a)	2,704,000	2,739,882
5.25%, 03/01/26 (a)	449,000	518,730
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(h)	1,451,000	1,487,377
3.60%, 03/01/25 (a)(h)	2,312,000	2,514,369
Gilead Sciences Inc.
1.65%, 10/01/30 (a)	336,000	324,919
2.60%, 10/01/40 (a)	433,000	417,100

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
2.80%, 10/01/50 (a)	$ 626,000	$ 601,373
2.95%, 03/01/27 (a)	96,000	103,320
3.50%, 02/01/25 (a)	315,000	341,321
3.65%, 03/01/26 (a)	316,000	348,523
4.15%, 03/01/47 (a)	211,000	248,294
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	698,000	736,948
3.63%, 05/15/25 (a)	660,000	728,158
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	647,000	719,179
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(h)	1,403,000	1,468,408
4.95%, 11/15/21 (a)(h)	556,000	565,035
Glencore Funding LLC
3.88%, 04/27/51 (a)(h)	1,161,000	1,218,435
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(h)	1,281,000	1,274,377
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(h)	1,827,000	1,864,289
2.60%, 10/15/25 (a)(h)	1,315,000	1,352,780
Grupo Televisa SAB
5.00%, 05/13/45 (a)	382,000	455,409
Halliburton Co.
3.80%, 11/15/25 (a)	23,000	25,418
5.00%, 11/15/45 (a)	251,000	306,466
HCA Inc.
3.50%, 09/01/30 - 07/15/51	2,814,000	2,944,244
5.38%, 02/01/25	1,610,000	1,815,983
Health Care Service Corp.
2.20%, 06/01/30 (a)(h)	790,000	793,057
3.20%, 06/01/50 (a)(h)	286,000	295,836
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	466,000	451,195
Hess Corp.
5.60%, 02/15/41 (a)	122,000	152,577
5.80%, 04/01/47 (a)	78,000	101,824
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	134,000	180,946
Highwoods Realty LP
4.13%, 03/15/28 (a)	342,000	383,553
4.20%, 04/15/29 (a)	832,000	936,241
Honeywell International Inc.
2.70%, 08/15/29 (a)	650,000	697,378
Hormel Foods Corp.
1.80%, 06/11/30 (a)	1,155,000	1,146,649
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	2,145,000	2,152,164
	Principal Amount	Fair Value
HSBC Holdings PLC (2.80% fixed rate until 05/24/31; 1.19% + SOFR thereafter)
2.80%, 05/24/32 (a)(b)	$ 630,000	$ 646,695
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	924,000	940,484
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	1,577,000	1,755,122
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	801,000	889,046
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	1,024,000	1,173,903
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	1,134,000	1,181,957
Huntsman International LLC
2.95%, 06/15/31 (a)	568,000	577,730
Hyundai Capital America
1.30%, 01/08/26 (a)(h)	2,179,000	2,151,348
3.10%, 04/05/22 (a)(h)	485,000	493,822
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(h)	844,000	888,302
3.50%, 02/11/23 - 07/26/26 (a)(h)	2,689,000	2,796,482
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	578,000	605,195
ING Groep N.V.
4.10%, 10/02/23 (a)	2,303,000	2,482,127
ING Groep N.V. (1.06% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.06%, 04/01/27 (a)(b)	2,042,000	2,062,563
Ingredion Inc.
3.90%, 06/01/50 (a)	289,000	324,449
Intel Corp.
2.45%, 11/15/29 (a)	1,092,000	1,150,171
2.60%, 05/19/26 (a)	745,000	796,733
2.88%, 05/11/24 (a)	423,000	449,729
3.10%, 02/15/60 (a)	520,000	531,222
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	289,000	274,322
2.65%, 09/15/40 (a)	194,000	185,914

See Notes to Schedules of Investments and Notes to Financial Statements.
18	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
International Business Machines Corp.
3.45%, 02/19/26 (a)	$ 807,000	$ 890,863
4.15%, 05/15/39 (a)	572,000	679,656
4.25%, 05/15/49 (a)	227,000	280,776
International Paper Co.
4.40%, 08/15/47 (a)	419,000	524,135
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	2,014,000	2,179,108
ITC Holdings Corp.
2.95%, 05/14/30 (a)(h)	1,426,000	1,503,189
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(h)	498,000	485,162
Jabil Inc.
3.95%, 01/12/28 (a)	441,000	490,361
Jefferies Group LLC
5.13%, 01/20/23 (a)	422,000	451,249
John Deere Capital Corp.
2.45%, 01/09/30 (a)	1,390,000	1,462,766
Johnson & Johnson
3.63%, 03/03/37 (a)	285,000	332,259
Johnson Controls International PLC
4.50%, 02/15/47 (a)	181,000	227,046
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (b)	1,608,000	1,616,635
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	930,000	977,421
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	775,000	806,961
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	612,000	704,742
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	620,000	720,459
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	1,022,000	1,137,966
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	$ 421,000	$ 476,854
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	409,000	481,757
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	2,300,000	2,725,937
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	1,446,000	1,497,174
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	1,231,000	1,345,988
Kaiser Foundation Hospitals
3.00%, 06/01/51	794,000	819,019
3.27%, 11/01/49 (a)	846,000	919,001
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	636,000	689,125
3.80%, 05/01/50 (a)	482,000	542,959
4.50%, 11/15/45 (a)	246,000	300,093
4.60%, 05/25/28 (a)	125,000	146,800
KeyCorp
2.25%, 04/06/27 (a)	1,698,000	1,761,200
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	104,000	120,978
5.00%, 03/01/43 (a)	221,000	265,699
6.38%, 03/01/41 (a)	187,000	258,572
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	175,000	212,327
KLA Corp.
3.30%, 03/01/50 (a)	566,000	601,369
4.10%, 03/15/29 (a)	1,137,000	1,310,904
4.65%, 11/01/24 (a)	703,000	784,984
Kohl's Corp.
3.38%, 05/01/31 (a)	1,426,000	1,477,222
5.55%, 07/17/45 (a)	557,000	667,932
Kreditanstalt fuer Wiederaufbau
2.00%, 10/04/22 (a)	1,948,000	1,992,297
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	459,000	515,328

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	19

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Lear Corp.
4.25%, 05/15/29 (a)	$ 377,000	$ 425,739
Leidos Inc.
2.95%, 05/15/23	1,447,000	1,504,417
3.63%, 05/15/25	428,000	464,821
4.38%, 05/15/30	1,183,000	1,342,208
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(h)	287,000	315,224
Life Storage LP
2.20%, 10/15/30 (a)	804,000	794,087
Lincoln National Corp.
4.35%, 03/01/48 (a)	309,000	369,184
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	410,539
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	800,000	835,024
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%, 11/07/23 (a)(b)	982,000	1,012,648
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	408,000	451,028
3.80%, 03/01/45 (a)	161,000	187,739
4.50%, 05/15/36 (a)	520,000	653,682
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	378,000	368,709
1.70%, 10/15/30 (a)	289,000	277,229
3.00%, 10/15/50 (a)	576,000	567,458
3.70%, 04/15/46 (a)	206,000	226,293
4.05%, 05/03/47 (a)	343,000	395,208
LYB International Finance II BV
3.50%, 03/02/27 (a)	131,000	142,952
LYB International Finance III LLC
1.25%, 10/01/25 (a)	453,000	452,447
3.63%, 04/01/51 (a)	289,000	306,008
3.80%, 10/01/60 (a)	288,000	304,091
Marathon Oil Corp.
3.85%, 06/01/25 (a)	221,000	240,722
Marvell Technology Inc.
1.65%, 04/15/26 (a)(h)	2,590,000	2,589,042
2.45%, 04/15/28 (a)(h)	1,295,000	1,319,864
2.95%, 04/15/31 (a)(h)	1,127,000	1,168,485
Masco Corp.
3.50%, 11/15/27 (a)	165,000	181,325
McCormick & Company Inc.
1.85%, 02/15/31 (a)	409,000	395,405
3.25%, 11/15/25 (a)	4,113,000	4,459,315
	Principal Amount	Fair Value
McDonald's Corp.
3.60%, 07/01/30 (a)	$ 853,000	$ 959,216
3.63%, 09/01/49 (a)	346,000	383,337
Medtronic Inc.
4.63%, 03/15/45 (a)	67,000	87,887
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	860,000	1,086,644
Merck & Company Inc.
2.45%, 06/24/50 (a)	710,000	669,267
2.75%, 02/10/25 (a)	822,000	875,816
4.00%, 03/07/49 (a)	192,000	234,799
MetLife Inc.
4.72%, 12/15/44 (a)	327,000	424,963
Microchip Technology Inc.
2.67%, 09/01/23	3,618,000	3,767,568
Micron Technology Inc.
2.50%, 04/24/23 (a)	1,036,000	1,070,602
Microsoft Corp.
2.40%, 08/08/26 (a)	405,000	431,592
2.68%, 06/01/60 (a)	234,000	232,980
2.92%, 03/17/52 (a)	1,730,000	1,835,080
3.04%, 03/17/62 (a)	436,000	466,189
3.45%, 08/08/36 (a)	149,000	172,198
3.50%, 02/12/35 (a)	410,000	475,264
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24 (a)	2,310,000	2,445,366
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%, 09/11/24 (a)(b)	1,310,000	1,402,944
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	702,000	702,470
4.20%, 07/15/46 (a)	183,000	203,688
Morgan Stanley
3.63%, 01/20/27 (a)	404,000	448,363
3.95%, 04/23/27 (a)	802,000	895,898
4.35%, 09/08/26 (a)	1,143,000	1,295,339
4.38%, 01/22/47 (a)	428,000	536,451
5.00%, 11/24/25 (a)	3,267,000	3,768,158
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	762,000	748,429
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	710,000	793,027
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	382,000	448,181

See Notes to Schedules of Investments and Notes to Financial Statements.
20	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
MPLX LP
2.65%, 08/15/30 (a)	$ 658,000	$ 665,087
3.38%, 03/15/23 (a)	342,000	357,486
5.20%, 12/01/47 (a)	202,000	246,577
MPLX LP (1.22% fixed rate until 08/02/21; 1.10% + 3 month USD LIBOR thereafter)
1.22%, 09/09/22 (a)(b)	1,372,000	1,372,768
Mylan Inc.
5.20%, 04/15/48 (a)	260,000	319,262
National Retail Properties Inc.
4.00%, 11/15/25 (a)	533,000	590,772
Natwest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%, 11/01/29 (a)(b)	575,000	611,737
Natwest Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%, 06/25/24 (a)(b)	953,000	1,023,084
NewMarket Corp.
2.70%, 03/18/31 (a)	587,000	587,980
Newmont Corp.
4.88%, 03/15/42 (a)	329,000	417,991
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	987,000	1,070,352
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	519,000	604,677
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(h)	917,000	945,510
NIKE Inc.
3.38%, 03/27/50 (a)	281,000	317,198
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%, 01/23/50 (a)(b)(h)	786,000	813,565
NiSource Inc.
3.60%, 05/01/30 (a)	582,000	644,338
3.95%, 03/30/48 (a)	169,000	193,142
Nomura Holdings Inc.
2.65%, 01/16/25 (a)	820,000	861,230
3.10%, 01/16/30 (a)	589,000	618,114
Nordstrom Inc.
4.00%, 03/15/27 (a)	1,934,000	2,012,656
4.25%, 08/01/31 (a)(h)	387,000	404,078
	Principal Amount	Fair Value
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	$ 358,000	$ 411,868
NOV Inc.
3.60%, 12/01/29 (a)	850,000	888,828
Novant Health Inc.
3.32%, 11/01/61 (a)	554,000	587,578
Novartis Capital Corp.
2.20%, 08/14/30 (a)	849,000	878,002
3.00%, 11/20/25 (a)	71,000	77,026
Nucor Corp.
3.95%, 05/01/28 (a)	495,000	564,191
Nutrien Ltd.
4.90%, 06/01/43 (a)	355,000	448,649
NVIDIA Corp.
2.85%, 04/01/30 (a)	287,000	310,735
3.50%, 04/01/50 (a)	377,000	426,342
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (a)(h)	527,000	534,346
2.70%, 05/01/25 (a)(h)	725,000	764,367
3.25%, 05/11/41 (a)(h)	390,000	399,898
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	481,000	491,837
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	476,000	517,783
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	190,000	222,319
ONEOK Inc.
4.35%, 03/15/29 (a)	529,000	597,299
Oracle Corp.
1.65%, 03/25/26 (a)	1,056,000	1,070,647
2.30%, 03/25/28 (a)	390,000	400,464
2.40%, 09/15/23 (a)	301,000	312,248
2.65%, 07/15/26 (a)	591,000	623,759
2.88%, 03/25/31 (a)	564,000	587,282
2.95%, 04/01/30 (a)	854,000	900,090
3.60%, 04/01/50 (a)	568,000	583,597
3.65%, 03/25/41 (a)	621,000	659,589
3.80%, 11/15/37 (a)	179,000	196,254
3.95%, 03/25/51 (a)	626,000	684,030
4.00%, 07/15/46 - 11/15/47 (a)	853,000	928,823
4.10%, 03/25/61 (a)	736,000	815,657
Orbia Advance Corp. SAB de C.V.
1.88%, 05/11/26 (a)(h)	4,042,000	4,068,798
2.88%, 05/11/31 (a)(h)	1,291,000	1,299,069
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	894,000	929,233
2.57%, 02/15/30 (a)	350,000	362,694
3.36%, 02/15/50 (a)	333,000	350,699
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	4,004,000	4,456,132

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	21

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Owens Corning
4.40%, 01/30/48 (a)	$ 245,000	$ 289,159
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	476,000	462,401
2.50%, 02/01/31 (a)	853,000	800,336
3.00%, 06/15/28	807,000	810,607
3.30%, 08/01/40 (a)	853,000	775,744
3.50%, 08/01/50 (a)	371,000	330,201
4.30%, 03/15/45 (a)	570,000	548,682
PacifiCorp
2.70%, 09/15/30 (a)	518,000	544,055
6.25%, 10/15/37 (a)	807,000	1,150,475
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	511,000	558,973
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	1,154,000	1,204,984
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	750,000	804,397
3.25%, 06/01/50 (a)	429,000	466,632
PepsiCo Inc.
1.63%, 05/01/30 (a)	548,000	540,799
2.63%, 07/29/29 (a)	734,000	785,938
3.45%, 10/06/46 (a)	187,000	209,904
Petroleos Mexicanos
5.35%, 02/12/28 (a)	434,000	426,982
5.63%, 01/23/46 (a)	293,000	239,138
6.35%, 02/12/48 (a)	471,000	400,779
6.49%, 01/23/27 (a)	490,000	516,509
6.50%, 03/13/27 (a)	1,170,000	1,233,800
7.69%, 01/23/50 (a)	879,000	846,037
Pfizer Inc.
2.70%, 05/28/50 (a)	1,009,000	1,005,993
3.45%, 03/15/29 (a)	282,000	317,244
3.60%, 09/15/28 (a)	650,000	736,190
3.90%, 03/15/39 (a)	320,000	381,389
4.13%, 12/15/46 (a)	219,000	271,775
4.40%, 05/15/44 (a)	130,000	166,734
Philip Morris International Inc.
1.50%, 05/01/25 (a)	549,000	560,139
2.10%, 05/01/30 (a)	290,000	289,272
3.38%, 08/15/29 (a)	421,000	465,365
4.13%, 03/04/43 (a)	163,000	186,276
Phillips 66
2.15%, 12/15/30 (a)	2,975,000	2,926,775
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	1,612,000	1,694,228
3.75%, 03/01/28 (a)	220,000	240,973
4.68%, 02/15/45 (a)	308,000	352,478
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	1,699,000	1,682,027
	Principal Amount	Fair Value
2.15%, 01/15/31 (a)	$ 496,000	$ 486,745
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	824,000	869,056
3.65%, 06/01/22 (a)	1,021,000	1,041,890
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	629,000	676,445
Precision Castparts Corp.
4.38%, 06/15/45 (a)	331,000	401,655
Prospect Capital Corp.
3.36%, 11/15/26 (a)	1,037,000	1,039,126
Prudential Financial Inc.
3.94%, 12/07/49 (a)	577,000	677,115
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	669,000	783,379
Public Service Company of Colorado
3.70%, 06/15/28 (a)	607,000	685,722
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	1,155,000	1,193,196
PVH Corp.
4.63%, 07/10/25 (a)	1,498,000	1,671,453
QUALCOMM Inc.
1.30%, 05/20/28 (a)	225,000	220,221
4.30%, 05/20/47 (a)	99,000	124,645
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	210,000	222,545
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	257,000	260,300
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	858,000	933,075
3.50%, 03/15/27 (a)	443,000	488,842
3.95%, 08/16/25 (a)	329,000	365,851
4.15%, 05/15/45 (a)	347,000	411,514
4.45%, 11/16/38 (a)	273,000	330,417
Realty Income Corp.
3.00%, 01/15/27 (a)	163,000	176,071
3.25%, 01/15/31 (a)	548,000	598,021
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	1,011,000	959,024
2.80%, 09/15/50 (a)	451,000	411,132
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	521,000	514,300
Reynolds American Inc.
4.45%, 06/12/25 (a)	35,000	38,803
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	212,000	258,367

See Notes to Schedules of Investments and Notes to Financial Statements.
22	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	$ 394,000	$ 493,205
Rogers Communications Inc.
5.00%, 03/15/44 (a)	151,000	188,874
Roper Technologies Inc.
2.95%, 09/15/29 (a)	597,000	638,462
Ross Stores Inc.
4.70%, 04/15/27 (a)	218,000	252,629
Royalty Pharma PLC
0.75%, 09/02/23 (a)(h)	591,000	592,767
1.20%, 09/02/25 (a)(h)	787,000	780,326
1.75%, 09/02/27 (a)(h)	395,000	389,328
2.20%, 09/02/30 (a)(h)	169,000	165,775
3.30%, 09/02/40 (a)(h)	99,000	99,531
RPM International Inc.
3.75%, 03/15/27 (a)	314,000	344,728
Ryder System Inc.
2.90%, 12/01/26 (a)	1,454,000	1,557,481
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	284,000	320,784
4.50%, 05/15/30 (a)	325,000	374,982
5.00%, 03/15/27 (a)	166,000	191,685
5.88%, 06/30/26 (a)	1,078,000	1,275,694
Salesforce.com Inc.
1.95%, 07/15/31	1,285,000	1,286,992
2.70%, 07/15/41 (c)	965,000	971,051
2.90%, 07/15/51	1,608,000	1,624,820
3.05%, 07/15/61	805,000	818,057
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(h)	1,003,000	1,125,165
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(h)	1,243,000	1,345,585
4.38%, 04/16/49 (a)(h)	256,000	294,495
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(h)	644,000	719,078
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	249,000	311,982
Sempra Energy
3.80%, 02/01/38 (a)	216,000	240,944
4.00%, 02/01/48 (a)	235,000	263,524
Shell International Finance BV
2.38%, 08/21/22 (a)	962,000	984,732
3.13%, 11/07/49 (a)	958,000	991,578
3.75%, 09/12/46 (a)	165,000	186,638
4.13%, 05/11/35 (a)	231,000	274,356
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	510,000	533,725
3.20%, 09/23/26 (a)	156,000	169,330
	Principal Amount	Fair Value
Siemens Financieringsmaatschappij N.V.
2.88%, 03/11/41 (a)(h)	$ 1,000,000	$ 1,032,860
Simon Property Group LP
3.38%, 06/15/27 (a)	394,000	429,196
Skyworks Solutions Inc.
1.80%, 06/01/26 (a)	1,161,000	1,177,405
3.00%, 06/01/31 (a)	296,000	303,267
South Jersey Industries Inc.
5.02%, 04/15/31 (a)	1,549,000	1,634,598
Southern California Edison Co.
2.40%, 02/01/22 (a)	807,000	813,835
4.00%, 04/01/47 (a)	1,025,000	1,079,325
4.20%, 03/01/29 (a)	778,000	878,844
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	557,000	619,662
4.40%, 05/30/47 (a)	89,000	104,837
Southern Copper Corp.
5.88%, 04/23/45 (a)	525,000	733,824
Southwest Airlines Co.
2.63%, 02/10/30 (a)	855,000	876,939
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	443,000	469,850
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	120,000	130,462
4.50%, 03/15/45 (a)	90,000	105,712
Spirit Realty LP
4.00%, 07/15/29 (a)	663,000	736,871
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (b)(h)	2,050,000	2,056,888
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(h)	1,510,000	1,584,790
Starbucks Corp.
4.00%, 11/15/28 (a)	341,000	392,433
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	1,720,000	1,753,420
3.75%, 03/15/51 (a)	640,000	679,750
Stryker Corp.
1.95%, 06/15/30 (a)	1,191,000	1,178,042
2.90%, 06/15/50 (a)	542,000	544,461
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(h)	3,830,000	4,169,836
Suncor Energy Inc.
4.00%, 11/15/47 (a)	130,000	143,668

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	23

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (b)(h)	$ 2,000,000	$ 1,994,000
Sysco Corp.
3.25%, 07/15/27 (a)	335,000	363,257
5.95%, 04/01/30 (a)	111,000	142,622
6.60%, 04/01/50 (a)	128,000	198,916
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	198,272
3.03%, 07/09/40 (a)	300,000	303,171
3.18%, 07/09/50 (a)	300,000	302,709
3.38%, 07/09/60 (a)	300,000	307,665
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,075,000	1,101,208
3.45%, 03/15/51 (a)	775,000	850,617
4.35%, 05/15/44 (a)	671,000	809,367
Tapestry Inc.
4.13%, 07/15/27 (a)	383,000	418,788
4.25%, 04/01/25 (a)	4,066,000	4,422,304
Target Corp.
2.50%, 04/15/26 (a)	351,000	377,508
Teck Resources Ltd.
3.90%, 07/15/30 (a)	1,647,000	1,778,842
5.40%, 02/01/43 (a)	342,000	416,748
Teledyne Technologies Inc.
2.25%, 04/01/28 (a)	779,000	793,700
Telefonica Emisiones S.A.
4.10%, 03/08/27 (a)	639,000	719,310
Texas Instruments Inc.
3.88%, 03/15/39 (a)	440,000	528,251
The Allstate Corp.
4.20%, 12/15/46 (a)	203,000	249,747
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	951,000	1,032,244
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	922,000	1,016,938
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(b)	921,000	943,224
The Boeing Co.
2.20%, 02/04/26 (a)	2,237,000	2,258,140
2.70%, 02/01/27 (a)	1,351,000	1,396,029
2.95%, 02/01/30 (a)	344,000	352,253
3.25%, 03/01/28 (a)	173,000	182,510
	Principal Amount	Fair Value
3.55%, 03/01/38 (a)	$ 234,000	$ 239,698
3.75%, 02/01/50 (a)	306,000	315,654
5.04%, 05/01/27 (a)	1,986,000	2,292,718
5.15%, 05/01/30 (a)	1,122,000	1,329,626
5.81%, 05/01/50 (a)	694,000	936,407
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	1,439,000	1,471,608
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(h)	1,373,000	1,586,378
The Clorox Co.
1.80%, 05/15/30 (a)	798,000	784,833
The Coca-Cola Co.
2.60%, 06/01/50 (a)	570,000	548,710
2.75%, 06/01/60 (a)	438,000	429,385
The Dow Chemical Co.
2.10%, 11/15/30 (a)	436,000	431,771
3.60%, 11/15/50 (a)	436,000	470,034
4.25%, 10/01/34 (a)	385,000	445,291
5.55%, 11/30/48 (a)	312,000	437,982
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	441,000	460,704
The George Washington University
4.13%, 09/15/48	905,000	1,123,114
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	2,101,000	2,282,585
3.85%, 01/26/27 (a)	2,807,000	3,095,672
4.25%, 10/21/25 (a)	728,000	814,501
5.15%, 05/22/45 (a)	222,000	296,068
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (b)	1,937,000	1,931,053
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	1,332,000	1,293,452
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(b)	1,075,000	1,099,101

See Notes to Schedules of Investments and Notes to Financial Statements.
24	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	$ 712,000	$ 745,037
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	329,000	367,898
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	342,000	401,002
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	545,000	622,210
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	1,231,000	1,296,908
The Hartford Financial Services Group Inc. (2.28% fixed rate until 06/28/21; 2.13% + 3 month USD LIBOR thereafter)
2.28%, 02/12/67 (a)(b)(h)	752,000	724,597
The Home Depot Inc.
2.70%, 04/15/30 (a)	327,000	349,877
3.35%, 04/15/50 (a)	567,000	627,454
3.50%, 09/15/56 (a)	312,000	352,635
3.90%, 12/06/28 - 06/15/47 (a)	646,000	759,348
4.50%, 12/06/48 (a)	254,000	330,164
The Kroger Co.
2.20%, 05/01/30 (a)	514,000	516,945
2.95%, 11/01/21 (a)	1,192,000	1,199,939
4.65%, 01/15/48 (a)	216,000	264,814
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(h)	775,000	827,436
The Southern Co.
3.25%, 07/01/26 (a)	201,000	218,055
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	771,000	853,119
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	730,000	703,450
	Principal Amount	Fair Value
The Walt Disney Co.
2.65%, 01/13/31 (a)	$ 835,000	$ 876,934
3.38%, 11/15/26 (a)	127,000	140,067
3.60%, 01/13/51 (a)	549,000	622,242
4.75%, 11/15/46 (a)	84,000	109,339
6.65%, 11/15/37 (a)	555,000	838,899
The Williams Companies Inc.
3.75%, 06/15/27 (a)	137,000	152,111
4.85%, 03/01/48 (a)	284,000	345,671
4.90%, 01/15/45 (a)	666,000	805,454
5.40%, 03/04/44 (a)	96,000	121,496
Thermo Fisher Scientific Inc.
4.13%, 03/25/25 (a)	38,000	42,129
4.50%, 03/25/30 (a)	200,000	238,154
Time Warner Cable LLC
6.55%, 05/01/37 (a)	251,000	341,280
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	934,000	1,012,895
3.75%, 04/15/27 (a)	1,281,000	1,415,620
3.88%, 04/15/30 (a)	350,000	390,666
4.50%, 04/15/50 (a)	167,000	198,663
Total Capital International S.A.
3.46%, 02/19/29 (a)	1,098,000	1,224,237
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	538,000	580,992
3.80%, 03/21/29 (a)	778,000	878,245
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	790,000	908,524
4.88%, 01/15/26 (a)	179,000	205,757
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	1,417,000	1,531,451
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	371,000	420,128
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	1,954,000	2,073,956
TSMC Global Ltd.
0.75%, 09/28/25 (a)(h)	1,849,000	1,811,206
1.25%, 04/23/26 (a)(h)	4,041,000	4,018,290
2.25%, 04/23/31 (a)(h)	1,291,000	1,300,799
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	181,000	218,031
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	377,000	406,696
Tyson Foods Inc.
4.00%, 03/01/26 (a)	1,396,000	1,556,303
4.55%, 06/02/47 (a)	105,000	128,318

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	25

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%, 08/15/23 (a)(b)(h)	$ 890,000	$ 912,998
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(h)	1,015,000	1,087,765
UDR Inc.
2.10%, 08/01/32 (a)	721,000	692,802
3.00%, 08/15/31 (a)	459,000	482,317
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%, 09/22/26 (a)(b)(h)	2,140,000	2,168,655
Union Pacific Corp.
3.50%, 06/08/23 (a)	775,000	820,136
3.60%, 09/15/37 (a)	120,000	134,344
3.80%, 04/06/71 (a)(h)	306,000	338,953
4.10%, 09/15/67 (a)	211,000	245,866
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	897,000	904,436
4.45%, 12/15/48 (a)	614,000	785,809
4.75%, 07/15/45 (a)	531,000	696,130
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	114,000	125,589
Vale S.A.
5.63%, 09/11/42 (a)	235,000	293,990
Valero Energy Corp.
2.85%, 04/15/25 (a)	728,000	771,906
4.00%, 04/01/29 (a)	755,000	843,010
Ventas Realty LP
3.25%, 10/15/26 (a)	428,000	465,690
VEREIT Operating Partnership LP
2.85%, 12/15/32 (a)	538,000	562,651
Verizon Communications Inc.
1.45%, 03/20/26 (a)	1,529,000	1,543,128
2.10%, 03/22/28 (a)	1,161,000	1,185,590
2.55%, 03/21/31 (a)	1,075,000	1,099,886
3.00%, 03/22/27 (a)	1,990,000	2,140,086
3.40%, 03/22/41 (a)	775,000	820,903
3.55%, 03/22/51 (a)	586,000	626,176
3.70%, 03/22/61 (a)	731,000	784,019
4.40%, 11/01/34 (a)	893,000	1,064,831
4.52%, 09/15/48 (a)	347,000	428,340
4.67%, 03/15/55 (a)	289,000	373,402
4.86%, 08/21/46 (a)	1,168,000	1,508,799
5.25%, 03/16/37 (a)	280,000	369,340
ViacomCBS Inc.
2.90%, 01/15/27 (a)	267,000	283,912
3.70%, 06/01/28 (a)	259,000	288,246
	Principal Amount	Fair Value
5.25%, 04/01/44 (a)	$ 95,000	$ 121,468
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	567,000	666,582
Visa Inc.
2.00%, 08/15/50 (a)	419,000	370,346
2.05%, 04/15/30 (a)	542,000	557,534
2.70%, 04/15/40 (a)	589,000	609,244
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(h)	1,814,000	1,917,561
Viterra Finance BV
2.00%, 04/21/26 (a)(h)	2,987,000	2,990,973
3.20%, 04/21/31 (a)(h)	1,000,000	1,006,430
Vodafone Group PLC
4.38%, 05/30/28 (a)	393,000	457,161
5.25%, 05/30/48 (a)	205,000	268,724
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(h)	1,625,000	1,605,597
Vontier Corp.
2.40%, 04/01/28 (a)(h)	1,524,000	1,512,890
2.95%, 04/01/31 (a)(h)	1,172,000	1,176,536
Vornado Realty LP
2.15%, 06/01/26 (a)	1,376,000	1,395,801
3.40%, 06/01/31 (a)	516,000	532,068
3.50%, 01/15/25 (a)	332,000	353,407
Vulcan Materials Co.
3.90%, 04/01/27 (a)	171,000	192,693
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	62,000	68,326
Walmart Inc.
3.63%, 12/15/47 (a)	261,000	306,163
3.70%, 06/26/28 (a)	543,000	618,140
3.95%, 06/28/38 (a)	252,000	302,775
4.05%, 06/29/48 (a)	343,000	431,569
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	409,000	445,888
Wells Fargo & Co.
4.15%, 01/24/29 (a)	1,055,000	1,214,157
4.75%, 12/07/46 (a)	1,189,000	1,502,765
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	942,000	962,281
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	1,130,000	1,173,155
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	4,789,000	4,965,810

See Notes to Schedules of Investments and Notes to Financial Statements.
26	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	$ 1,189,000	$ 1,219,248
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	2,785,000	3,008,385
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (b)	696,000	781,086
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	796,000	825,739
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	636,000	698,074
Willis North America Inc.
3.60%, 05/15/24 (a)	533,000	573,194
3.88%, 09/15/49 (a)	575,000	650,463
WPP Finance 2010
3.75%, 09/19/24 (a)	311,000	338,660
WRKCo Inc.
3.00%, 09/15/24 (a)	451,000	478,313
Xcel Energy Inc.
3.40%, 06/01/30 (a)	710,000	780,148
Zoetis Inc.
3.00%, 09/12/27 (a)	165,000	178,164
3.90%, 08/20/28 (a)	390,000	444,109
		738,412,580
Non-Agency Collateralized Mortgage Obligations - 8.8%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.02%, 07/15/49 (a)(b)	2,522,000	2,779,519
BANK 2017-BNK7
3.18%, 09/15/60 (a)	20,509,000	22,185,077
BANK 2018-BNK15
4.41%, 11/15/61 (a)(b)	8,550,000	9,992,779
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.82%, 11/15/35 (a)(b)(h)	1,438,683	1,439,350
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	4,022,000	4,332,781
	Principal Amount	Fair Value
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	$ 7,323,000	$ 7,811,129
CFCRE Commercial Mortgage Trust 2016-C7
4.56%, 12/10/54 (a)(b)	2,447,000	2,427,336
Citigroup Commercial Mortgage Trust 2015-GC35
4.63%, 11/10/48 (a)(b)	4,118,000	3,967,567
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/48 (a)	12,152,000	13,324,455
Citigroup Commercial Mortgage Trust 2016-P5
2.94%, 10/10/49 (a)	3,484,742	3,719,025
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(b)	2,942,926	3,208,266
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (a)(h)	1,602,000	1,589,101
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (a)(b)(h)	1,375,000	1,471,674
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(b)	1,940,000	2,097,632
CSAIL 2015-C3 Commercial Mortgage Trust
4.27%, 08/15/48 (a)(b)	5,260,454	5,552,602
CSAIL 2016-C7 Commercial Mortgage Trust
4.48%, 11/15/49 (a)(b)	4,077,000	4,482,423
GS Mortgage Securities Trust 2012-GCJ9
2.08%, 11/10/45 (a)(b)(d)	5,235,795	91,426
GS Mortgage Securities Trust 2014-GC22
4.85%, 06/10/47 (a)(b)	2,433,000	2,533,321
GS Mortgage Securities Trust 2014-GC24
4.65%, 09/10/47 (a)(b)	3,298,000	3,480,203
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (a)(b)	3,270,000	2,877,363
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49 (a)	2,912,000	3,105,732
GS Mortgage Securities Trust 2017-GS8
3.47%, 11/10/50 (a)	7,000,045	7,719,864
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(b)	2,609,000	2,939,761

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	27

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	$ 13,110,000	$ 13,761,018
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	6,397,000	6,908,785
Impac CMB Trust 2004-5 (0.81% fixed rate until 07/25/21; 0.72% + 1 month USD LIBOR thereafter)
0.81%, 10/25/34 (a)(b)	251,317	249,369
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.63%, 12/15/47 (a)(b)(d)	4,406,279	71,647
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (a)(b)	1,010,000	1,064,518
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%, 11/15/48 (a)(b)	2,174,000	1,824,948
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(d)	9,357	101
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.26%, 02/15/46 (a)(b)	3,391,000	3,290,970
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.01%, 03/15/48 (a)(b)(d)	27,634,222	700,378
Morgan Stanley Capital I Trust 2016-UBS12
4.03%, 12/15/49 (a)(b)	3,468,000	3,416,927
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (a)(b)(h)	8,161,000	8,306,197
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	8,162,000	7,824,079
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35%, 02/15/48 (a)(b)(d)	21,466,404	798,713
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%, 05/15/52 (a)	1,505,000	1,635,147
WFRBS Commercial Mortgage Trust 2012-C10
3.74%, 12/15/45 (a)	2,166,000	2,080,324
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	1,880,000	2,016,645
	Principal Amount	Fair Value
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	$ 4,333,000	$ 4,666,138
		171,744,290
Sovereign Bonds - 1.2%
Government of Chile
2.55%, 01/27/32 (a)	2,507,000	2,561,903
3.63%, 10/30/42 (a)	150,000	159,543
3.86%, 06/21/47 (a)	860,000	949,165
Government of Colombia
2.63%, 03/15/23 (a)	711,000	726,997
3.88%, 04/25/27 (a)	1,185,000	1,257,486
5.00%, 06/15/45 (a)	1,271,000	1,350,501
Government of Indonesia
3.50%, 01/11/28 (a)	578,000	631,055
4.35%, 01/11/48 (a)	232,000	263,325
Government of Mexico
3.60%, 01/30/25 (a)	1,402,000	1,538,961
4.00%, 10/02/23 (a)	122,000	132,117
4.60%, 02/10/48 (a)	972,000	1,044,570
4.75%, 03/08/44 (a)	2,068,000	2,286,236
Government of Panama
3.16%, 01/23/30 (a)	1,217,000	1,275,100
3.87%, 07/23/60 (a)	826,000	843,751
4.50%, 05/15/47 (a)	530,000	602,202
Government of Peru
1.86%, 12/01/32 (a)	1,230,000	1,142,596
2.78%, 12/01/60 (a)	2,055,000	1,831,026
5.63%, 11/18/50 (a)	884,000	1,218,426
Government of Philippines
3.95%, 01/20/40 (a)	835,000	927,576
Government of Qatar
3.38%, 03/14/24 (a)(h)	1,045,000	1,120,836
4.82%, 03/14/49 (a)(h)	275,000	354,392
Government of Uruguay
5.10%, 06/18/50 (a)	884,133	1,158,011
		23,375,775
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	1,070,000	1,508,300
Board of Regents of the University of Texas System
3.35%, 08/15/47	1,025,000	1,170,556
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,870,000	2,453,299
State of California
4.60%, 04/01/38	1,840,000	2,151,223

See Notes to Schedules of Investments and Notes to Financial Statements.
28	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
State of Illinois
5.10%, 06/01/33	$ 745,000	$ 876,003
		8,159,381
FNMA (TBA) - 0.0% *
Lehman TBA
5.50%, (c)(i)	1,140,372	29,307
		29,307
Total Bonds and Notes (Cost $1,831,568,871)		1,901,708,956
	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $1,375,850) (b)	55,034	1,516,187
Total Investments (Cost $1,832,944,721)		1,903,225,143
Other Assets and Liabilities, net - 2.1%		40,671,556
NET ASSETS - 100.0%		$ 1,943,896,699

Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$34,987	5.00%/ Quarterly	06/20/25	$3,464,596	$(1,735,055)	$5,199,651
The Fund had the following long futures contracts open at June 30, 2021:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2021	212	$ 33,321,833	$ 34,079,000	$ 757,167
2 Yr. U.S. Treasury Notes Futures	September 2021	1,098	242,323,740	241,911,703	(412,037)
Ultra Long-Term U.S. Treasury Bond Futures	September 2021	203	37,877,270	39,115,562	1,238,292
					$ 1,583,422

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	29

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
The Fund had the following short futures contracts open at June 30, 2021:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	September 2021	414	(59,893,515)	(60,942,094)	$ (1,048,579)
10 Yr. U.S. Treasury Notes Futures	September 2021	690	(90,902,147)	(91,425,000)	(522,853)
5 Yr. U.S. Treasury Notes Futures	September 2021	497	(61,402,414)	(61,344,555)	57,859
					$ (1,513,573)
					$ 69,849
During the period ended June 30, 2021 average notional values related to derivative contracts were as follows:
	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$—	$—	$—	$283,556,984	$220,490,049	$42,034,454	$—
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Coupon amount represents effective yield.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Step coupon bond.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to $139,526,331 or 7.18% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
†	Percentages are based on net assets as of June 30, 2021.
**	Amount is less than $0.50.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.
30	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — June 30, 2021 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 465,873,236	$ —	$ 465,873,236
Agency Mortgage Backed	—	451,748,226	—	451,748,226
Agency Collateralized Mortgage Obligations	—	14,550,531	—	14,550,531
Asset Backed	—	27,815,630	—	27,815,630
Corporate Notes	—	738,412,580	—	738,412,580
Non-Agency Collateralized Mortgage Obligations	—	171,744,290	—	171,744,290
Sovereign Bonds	—	23,375,775	—	23,375,775
Municipal Bonds and Notes	—	8,159,381	—	8,159,381
FNMA (TBA)	—	—	29,307	29,307
Preferred Stock	1,516,187	—	—	1,516,187
Total Investments in Securities	$ 1,516,187	$ 1,901,679,649	$ 29,307	$ 1,903,225,143
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 5,199,651	$ —	$ 5,199,651
Long Futures Contracts - Unrealized Appreciation	1,995,459	—	—	1,995,459
Long Futures Contracts - Unrealized Depreciation	(412,037)	—	—	(412,037)
Short Futures Contracts - Unrealized Appreciation	57,859	—	—	57,859
Short Futures Contracts - Unrealized Depreciation	(1,571,432)	—	—	(1,571,432)
Total Other Financial Instruments	$ 69,849	$ 5,199,651	$ —	$ 5,269,500
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	31

State Street U.S. Core Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)(b)	12/31/20 (a)	12/31/19 (a)	12/31/18 (a)	12/31/17 (a)	12/31/16 (a)
Net asset value, beginning of period	$ 66.39	$ 57.30	$ 46.05	$ 52.45	$ 49.27	$ 47.59
Income/(loss) from investment operations:
Net investment income	0.35 (c)	0.77 (c)	0.78 (c)	0.77 (c)	0.76 (c)	0.92
Net realized and unrealized gains/(losses) on investments	10.06	12.86	14.07	(2.41)	9.35	3.92
Total income/(loss) from investment operations	10.41	13.63	14.85	(1.64)	10.11	4.84
Less distributions from:
Net investment income	—	0.81	0.77	0.81	0.81	0.91
Net realized gains	—	3.73	2.83	3.95	6.12	2.25
Total distributions	—	4.54	3.60	4.76	6.93	3.16
Net asset value, end of period	$ 76.80	$ 66.39	$ 57.30	$ 46.05	$ 52.45	$ 49.27
Total Return(d)	15.68%	23.82%	32.22%	(3.05)%	20.50%	10.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,904,756	$6,229,783	$5,541,415	$4,700,274	$5,435,513	$4,914,567
Ratios to average net assets:
Gross expenses	0.14% (e)	0.14%	0.14%	0.14%	0.14%	0.16%
Net investment income	0.99% (e)	1.29%	1.44%	1.41%	1.39%	1.79%
Portfolio turnover rate	20%	37%	31%	40%	77%	38%
Notes to Financial Highlights
(a)	Financial information from January 1, 2016 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street U.S. Core Equity Fund effective May 24, 2021. See Note 1 in the accompanying Notes to Financial Statements.
(b)	Unaudited.
(c)	Per share values have been calculated using the average shares method.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
32	Financial Highlights

State Street Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/21 (a)(b)	12/31/20 (a)	12/31/19 (a)	12/31/18 (a)	12/31/17 (a)	12/31/16 (a)
Net asset value, beginning of period	$ 12.42	$ 11.85	$ 11.14	$ 11.55	$ 11.38	$ 11.36
Income/(loss) from investment operations:
Net investment income	0.11 (c)	0.26 (c)	0.31 (c)	0.32 (c)	0.29 (c)	0.31
Net realized and unrealized gains/(losses) on investments	(0.24)	0.69	0.72	(0.40)	0.16	0.09
Total income/(loss) from investment operations	(0.13)	0.95	1.03	(0.08)	0.45	0.40
Less distributions from:
Net investment income	0.15	0.34	0.32	0.33	0.28	0.29
Net realized gains	—	0.04	—	—	—	0.09
Total distributions	0.15	0.38	0.32	0.33	0.28	0.38
Net asset value, end of period	$ 12.14	$ 12.42	$ 11.85	$ 11.14	$ 11.55	$ 11.38
Total Return(d)	(1.00)%	8.20%	9.38%	(0.75)%	3.99%	3.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,943,897	$2,084,815	$2,024,704	$1,992,169	$2,329,674	$2,427,975
Ratios to average net assets:
Gross expenses	0.17% (e)	0.17%	0.17%	0.17%	0.16%	0.21%
Net investment income	1.91% (e)	2.16%	2.67%	2.86%	2.55%	2.66%
Portfolio turnover rate	43% (f)	110% (g)	422%	223%	297%	242%
Notes to Financial Highlights
(a)	Financial information from January 1, 2016 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street U.S. Core Equity Fund effective May 24, 2021. See Note 1 in the accompanying Notes to Financial Statements.
(b)	Unaudited.
(c)	Per share values have been calculated using the average shares method.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
(f)	The portfolio turnover calculated for the period ended 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 87%.
(g)	The portfolio turnover calculated for the period ended 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 304%.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	33

State Street Institutional Investment Trust
Statements of Assets and Liabilities — June 30, 2021 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Assets
Investments in securities, at fair value (cost $3,851,192,974 and $1,832,944,721, respectively)	$ 6,805,616,206	$ 1,903,225,143
Cash	103,115,587	145,335,662
Net cash collateral on deposit with broker for future contracts	2,189,709	72,160
Receivable for investments sold	37,489,303	11,962,548
Income receivables	4,100,821	9,127,035
Receivable for fund shares sold	6,729,074,407	1,938,386,704
Receivable for accumulated variation margin on swap contracts	—	3,508,331
Receivable for accumulated variation margin on futures contracts	619,229	74,970
Total assets	13,682,205,262	4,011,692,553
Liabilities
Distribution payable to shareholders	—	125,913
Net cash collateral on swap contracts due to broker	—	3,507,511
Payable for investments purchased	45,021,676	124,733,485
Payable for fund shares redeemed	6,731,370,989	1,938,972,018
Payable to the Adviser	673,306	207,605
Payable for custody, fund accounting and sub-administration fees	85,253	36,227
Accrued other expenses	298,199	213,095
Total liabilities	6,777,449,423	2,067,795,854

Net Assets	$ 6,904,755,839	$ 1,943,896,699
Net Assets Consist of:
Capital paid in	$ 3,486,450,913	$ 1,845,723,986
Total distributable earnings (loss)	3,418,304,926	98,172,713
Net Assets	$ 6,904,755,839	$ 1,943,896,699
Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	89,901,933	160,147,029
Net asset value per share	$ 76.80	$ 12.14
The accompanying Notes are an integral part of these financial statements.
34	Statements of Assets and Liabilities

State Street Institutional Investment Trust
Statements of Operations — For the period ended June 30, 2021 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Investment Income
Income
Dividend	$ 36,562,521	$ 40,224
Interest	—	20,463,918
Total income	36,562,521	20,504,142
Expenses
Advisory and administration fees	3,891,163	1,282,103
Transfer agent fees	249,491	229,811
Trustees' fees	720	398
Custody, fund accounting and sub-administration fees	237,317	135,481
Professional fees	28,876	22,968
Other expenses	131,112	37,210
Total expenses	4,538,679	1,707,971
Net investment income	$ 32,023,842	$ 18,796,171
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 458,594,151	$ 10,395,920
Futures	276,304	1,951,055
Swap contracts	—	3,135,575
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	463,109,262	(55,035,443)
Futures	618,679	662,750
Swap contracts	—	(1,831,072)
Net realized and unrealized gain (loss) on investments	922,598,396	(40,721,215)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 954,622,238	$ (21,925,044)
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	35

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street U.S. Core Equity Fund		State Street Income Fund
	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020	Six Months Ended June 30, 2021(a)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 32,023,842	$ 70,183,281	$ 18,796,171	$ 44,464,564
Net realized gain (loss) on investments, futures and swap contracts	458,870,455	328,591,207	15,482,550	46,627,572
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	463,727,941	799,903,293	(56,203,765)	68,420,358
Net increase (decrease) from operations	954,622,238	1,198,677,781	(21,925,044)	159,512,494
Distributions to shareholders:
Total distributions	—	(400,316,279)	(25,316,398)	(64,080,587)
Increase (decrease) in assets from operations and distributions	954,622,238	798,361,502	(47,241,442)	95,431,907
Share transactions:
Proceeds from sale of shares	13,070,979	55,418,614	11,550,336	48,154,654
Value of distributions reinvested	—	379,700,260	21,543,242	61,957,884
Cost of shares redeemed	(292,720,625)	(545,111,984)	(126,770,699)	(145,433,304)
Net increase (decrease) from share transactions	(279,649,646)	(109,993,110)	(93,677,121)	(35,320,766)
Total increase (decrease) in net assets	674,972,592	688,368,392	(140,918,563)	60,111,141
Net Assets
Beginning of period	6,229,783,247	5,541,414,855	2,084,815,262	2,024,704,121
End of period	$ 6,904,755,839	$ 6,229,783,247	$ 1,943,896,699	$ 2,084,815,262
Changes in Fund Shares
Shares sold	181,824	914,306	953,677	3,948,098
Issued for distributions reinvested	—	5,739,128	1,779,132	5,055,918
Shares redeemed	(4,118,201)	(9,524,851)	(10,483,855)	(12,024,475)
Net decrease in fund shares	(3,936,377)	(2,871,417)	(7,751,046)	(3,020,459)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
36	Statements of Changes in Net Assets

State Street Institutional Investment Trust
Notes to Financial Statements — June 30, 2021 (Unaudited)
1. Organization of the Funds
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of thirty-two (32) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street U.S. Core Equity Fund and the State Street Income Fund (each, a "Fund" and collectively, the "Funds"). Shares of the Funds may be purchased only by Eligible Investors, as defined in the Fund's prospectus, through General Electric Company’s defined contribution plan arrangement in a Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
Each Fund commenced operations on May 24, 2021, as a result of a Reorganization (Note 11) in which each Fund assumed all of the assets, and liabilities of its respective Predecessor Fund, per the below table. Each Fund has substantially similar investment strategies as its Predecessor Fund. Each Fund has adopted the historical performance of its respective Predecessor Fund.
Fund	Predecessor Fund
State Street U.S. Core Equity Fund	GE RSP U.S. Equity Fund
State Street Income Fund	GE RSP Income Fund
Prior to May 24, 2021, the Predecessor Funds operated as Employees’ Securities Companies (as defined in the 1940 Act) and as such were exempt from certain provisions of the 1940 Act.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued
Notes to Financial Statements	37

State Street Institutional Investment Trust
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
38	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
Distributions The State Street Income Fund declares investment income dividends daily and pays them monthly. The State Street U.S. Core Equity Fund declares and pays dividends from investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2021, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the
Notes to Financial Statements	39

State Street Institutional Investment Trust
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the State Street Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Options on Futures Contracts The Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.
When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.
Credit Default Swaps
During the period ended June 30, 2021, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and
40	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2021 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 619,229	$ —	$ 619,229
State Street Income Fund
Futures Contracts	$ 74,970	$ —	$ —	$ —	$ —	$ 74,970
Swap Contracts	—	—	3,508,330	—	—	3,508,330

Realized Gain/Loss
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 276,304	$ —	$ 276,304
State Street Income Fund
Futures Contracts	$ 1,951,055	$ —	$ —	$ —	$ —	$ 1,951,055
Swap Contracts	—	—	3,135,575	—	—	3,135,575

Notes to Financial Statements	41

State Street Institutional Investment Trust
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risks	Equity Contracts Risks	Commodity Contracts Risks	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 618,679	$ —	$ 618,679
State Street Income Fund
Futures Contracts	$ 662,750	$ —	$ —	$ —	$ —	$ 662,750
Swap Contracts	—	—	(1,831,072)	—	—	(1,831,072)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street U.S. Core Equity Fund	All Assets	0.12%
State Street Income Fund	All Assets	0.13%
Prior to May 24, 2021, SSGA FM served as the investment advisor and administrator to each Predecessor Fund and was compensated according to the same terms as noted above.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Prior to May 24, 2021, State Street served as custodian, fund accountant and sub-administrator to the Predecessor Funds. Amounts paid by the Predecessor Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates Effective May 24, 2021, the Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
6.Trustees' Fees
Effective May 24, 2021, the fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2021 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street U.S. Core Equity Fund	$ —	$ —	$1,279,316,337	$1,567,980,240
State Street Income Fund	565,109,999	354,980,673	254,186,897	398,365,921
42	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street U.S. Core Equity Fund	$3,884,310,626	$2,964,256,315	$42,332,056	$2,921,924,259
State Street Income Fund	1,832,682,784	80,163,709	4,351,850	75,811,859
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2021.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Notes to Financial Statements	43

State Street Institutional Investment Trust
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.Reorganization
Effective May 24, 2021, shareholders of each Predecessor Fund received shares of each respective Fund, per the table below, with an aggregate net asset value equal to shares in the Predecessor Fund immediately prior to the reorganization. Each Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. For financial reporting purposes, each Predecessor Fund’s operating history prior to the reorganization is reflected in each respective Fund’s financial statements and financial highlights.
Fund	Predecessor Name	Aggregate Net Asset Value	Shares
State Street U.S. Core Equity Fund	GE RSP U.S. Equity Fund	$6,804,387,977	90,696,120
State Street Income Fund	GE RSP Income Fund	$1,941,285,055	161,240,819
12.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
44	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — June 30, 2021 (Unaudited)
13.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	45

State Street Institutional Investment Trust
Advisory Agreement Renewal (Unaudited)
TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.1
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met on February 8-9, 2021, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street Income Fund and State Street U.S. Core Equity Fund, each a new series of the Trust (each, a “New Fund” and together, the “New Funds”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Funds in private sessions with Independent Counsel at which no representatives of management were present. The Independent Trustees considered the information provided with respect to the Adviser and other service providers of the New Funds at the meetings of the Board held on November 16-17, 2020 and on February 8-9, 2021, as well as at other meetings of the Board and its committees held throughout the year. At the April 7, 2020 and May 13-14, 2020 meetings, the Independent Trustees also considered the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). This information included, among other things, the following:
____________________________________________
1 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission (the “SEC”) issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the February 8-9, 2021 meeting was held by videoconference in reliance on the Orders.
46	Advisory Agreement Renewal

State Street Institutional Investment Trust
Advisory Agreement Renewal (Unaudited), continued
Information about Comparable Fund Performance, Fees and Expenses
Performance information for the GE RSP Income Fund and GE RSP U.S. Equity Fund (each, a “Target Fund” and together, the “Target Funds”), which are proposed to be reorganized into the State Street Income Fund and State Street U.S. Core Equity Fund, respectively. The Independent Trustees noted that the Adviser currently manages each Target Fund, each of which has a substantially similar strategy as the strategy proposed to be utilized by its corresponding New Fund.
A report prepared by an independent third-party provider of investment company data, which included:
•	A comparison of each New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A comparison of each New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe;
•	Comparative information concerning the fees charged by the Adviser for managing comparable funds and/or other accounts, as applicable, using investment strategies and techniques similar to those to be used in managing each New Fund; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Funds as well as services provided to the Other Funds, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes to be used to value the assets of the New Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Funds;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Funds by SSGA FM in its capacity as administrator;
Advisory Agreement Renewal	47

State Street Institutional Investment Trust
Advisory Agreement Renewal (Unaudited), continued
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Funds by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Funds, and the role of SSGA FM in managing the New Funds’ relationships with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the New Funds;
•	Responses to a letter from Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Funds, from each of:
○	SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the prior year at meetings of the Board and its committees. The Board also considered information provided at its November 16-17, 2020 and February 8-9, 2021 meetings relating to SSGA FM’s management of the Target Funds and the proposed reorganizations.
The Independent Trustees were assisted throughout the contract review and approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Funds.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on February 8-9, 2021, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Funds, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Funds. The Board also considered that the Adviser currently serves as investment adviser to the Target Funds and expects to provide the same services to the New Funds. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Funds by senior management, as well as the Adviser’s succession planning process.
48	Advisory Agreement Renewal

State Street Institutional Investment Trust
Advisory Agreement Renewal (Unaudited), continued
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Funds.
Fund Performance
Because the New Funds had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Funds. However, the Board took into account management’s discussion of the performance track record of the Target Funds, which utilize a substantially similar investment strategy as the strategy proposed to be utilized by the New Funds, and the Board was generally satisfied with the performance of the Target Funds. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by each New Fund. As part of its review, the Board considered each New Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to each New Fund’s Expense Group and Expense Universe. Among other information, the Board considered the following expense information in its evaluation of the New Funds:
The Board considered that the proposed contractual management fee for each New Fund was below the median of the New Fund’s Expense Group. The Board also considered that each New Fund’s estimated actual total expenses were below the medians of its Expense Group and Expense Universe.
Profitability
Because the New Funds had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Funds. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Funds and the Other Funds, including enterprise, litigation, business, operational and entrepreneurial risk.
The Board considered that the New Funds will maintain the existing fee structure of the Target Funds. The Board also considered that each New Fund will have the same management fee and is expected to have substantially the same net total expense ratio as its corresponding Target Fund.
The Board concluded that the expected profitability of the Adviser with respect to the New Funds, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Funds, were expected to be reasonable in relation to the services provided.
Economies of Scale
In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Funds, on the other hand, can expect to realize benefits from economies of scale as the New Funds’ assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Funds in view of the fact that the New Funds had not yet commenced operations. The Board concluded that, in light of the fact that the
Advisory Agreement Renewal	49

State Street Institutional Investment Trust
Advisory Agreement Renewal (Unaudited), continued
New Funds had not yet commenced operations, and the comparative management fee and expense ratio of the New Funds, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Funds to such an extent that the proposed advisory fee should be reduced or that breakpoints in such fee should be implemented for the New Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
50	Advisory Agreement Renewal

State Street Institutional Investment Trust
Other Information — June 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds' undefined adopted to determine howto vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment Adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com. The Funds' schedules of investments are available upon request, without charge, by calling 1-800-242-0134.
Other Information	51

State Street Institutional Investment Trust
Shareholder Services
INSIDE THE RETIREMENT SAVINGS PLAN
Shares or units held inside the Plan have been credited to your account as a result of contributions and investment earnings. For a statement summarizing your account balance in the Plan, please refer to your GE RSP Retirement Savings Statement, which is provided quarterly and is available online at any time or upon request. You may obtain additional information and process transactions on investments held inside the Plan by calling:
GE Retirement Savings Plan Service Center: 1-877-55-GERSP (1-877-554-3777)
or visit OneHR.ge.com > Retirement (or RSP) > My GE RSP
OUTSIDE THE RETIREMENT SAVINGS PLAN
If shares of the Funds have been distributed to you from the Plan, information on these investments may be obtained by calling:
SSGA Funds Management, Inc.: 1-800-242-0134
or visit www.ssga.com
52	Shareholder Services

Trustees
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Bruce D. Taber
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David K. Lancaster, Assistant Treasurer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
BBD LLP
1835 Market Street
Philadelphia, Pennsylvania 19103
SSIIT 9/30 YE Book

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 3, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2021